File No. 33-_______

                      As filed with the SEC on May 16, 2003
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                              VISION GROUP OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                            Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
                    (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                           Washington, D.C. 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.


              It is proposed that this filing will become effective
                     on June 16, 2003 pursuant to Rule 488.


No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.













                                    ARK FUNDS
                             Money Market Portfolios

  U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio,
      Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Tax-Free Money Market Portfolio, U.S. Government Cash Management Portfolio,
    U.S. Treasury Cash Management Portfolio, Prime Cash Management Portfolio,
            Tax-Free Cash Management Portfolio ("Money Market Funds")

                                 Bond Portfolios

                         Short-Term Treasury Portfolio,
      Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania
            Tax-Free Portfolio, Intermediate Fixed Income Portfolio,
               U.S. Government Bond Portfolio, Income Portfolio,
                       Balanced Portfolio ("Bond Funds")

                                Equity Portfolios

                Equity Income Portfolio, Value Equity Portfolio,
  Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio,
              Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio,
                        International Equity Portfolio,
               Emerging Markets Equity Portfolio ("Equity Funds")

                                Social Portfolios

               Social Issues Intermediate Fixed Income Portfolio,
                    Social Issues Blue Chip Equity Portfolio,
                  Social Issues Capital Growth Portfolio, and
            Social Issues Small-Cap Equity Portfolio ("Social Funds")

                                    Two Portland Square
                                     Portland, ME 04101



Dear ARK Funds Shareholders,

     The Board of Trustees of the ARK Funds (the "ARK Board") is pleased to submit to you a proposal to reorganize each portfolio of the ARK Funds (each, an "ARK Fund") into newly created or existing portfolios of the VISION Group of Funds (each, a "VISION Fund"). The shareholders of each ARK Fund will vote separately on the proposal to reorganize their fund. If approved by shareholders of an ARK Fund, the shareholders of that ARK Fund will receive shares of a comparable VISION Fund.

     Each VISION Fund is advised by M&T Asset Management, a department of Manufacturers and Traders Trust Company ("M&T Bank"). M&T Bank, which is the principal banking subsidiary of M&T Bank Corporation ("M&T Corp."), was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania. As of March 31, 2003, M&T Bank had $8.26 billion in assets under management. Each of the ARK Funds is advised by Allied Investment Advisors, Inc. ("AIA"), formerly an indirect wholly-owned subsidiary of Allfirst Financial Inc. ("Allfirst"). On April 1, 2003, M&T Corp. acquired Allfirst, and as a result, AIA is now a wholly owned subsidiary of M&T Bank.

     In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating overlapping investment products, M&T Bank and AIA proposed that each ARK Fund be reorganized into a VISION Fund having investment objectives and policies that are identical or substantially similar to those of the ARK Fund (except for the four Social Issues portfolios of the ARK Funds, which would reorganize into a single VISION Fund which would be more representative of a blend of the Social Issues portfolios).

     The ARK Board considered various factors in reviewing this proposal on behalf of the shareholders of each ARK Fund, including, but not limited to, the following: first, any change in investment objectives, policies or strategies; second, the relative performance of the portfolios; third, whether the proposed reorganizations would have any effect on the fees to be borne by the ARK Funds; fourth, the effect on annual fund net operating expenses; and fifth, whether the proposed reorganization would have any tax consequences to shareholders. Based on its review of these and other factors, the ARK Board unanimously determined that the reorganization is in the best interests of the shareholders of each ARK Fund and recommend that the shareholders of each ARK Fund vote in favor of the proposals presented in the Proxy Statement/Prospectus. The Board of Trustees of the VISION Group of Funds ("VISION Board") considered similar factors and likewise determined that the reorganizations are in the best interest of each participating VISION Fund and its shareholders.

     Your vote on this proposal is very important. Whether or not you plan to attend the meeting, please vote your shares by telephone or by the Internet or by mail. If you are a shareholder of more than one ARK Fund, you will receive more than one Proxy Statement/Prospectus and proxy card and will need to vote the shares you hold of each Fund. In addition, you may receive more than one Proxy Statement/ Prospectus and Proxy Card if you own shares through more than one financial intermediary or under a different account registration.

     Following this letter is a Q&A addressing some questions that you might have regarding the proposed reorganization as well as information on how to submit your vote of your shares. Please read the entire Proxy Statement/Prospectus carefully before you vote.

     Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction about voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

     If you have any questions regarding the shareholder meeting, please feel free to call an ARK Client Service Representative at 1-800-275-3863.

     Thank you for your prompt attention and participation.

                                    Sincerely,




                                    /s/
                                    President, ARK Funds

June __, 2003


                              VISION GROUP OF FUNDS
                           VISION Large Cap Core Fund,
                     VISION Intermediate Term Bond Fund, and
                    VISION Pennsylvania Municipal Income Fund

                              5800 Corporate Drive
                         Pittsburgh, Pennsylvania 15237

Dear VISION Funds Shareholders,

     The Board of Trustees (the "VISION Board") of the VISION Group of Funds (the "VISION Funds") is pleased to submit to you a proposal to reorganize each of the above-listed Funds (each, an "Acquired VISION Fund"), together with one or more portfolios of the ARK Funds, into a corresponding newly-created series of the VISION Funds (each, an "Acquiring Fund"). The shareholders of each Acquired VISION Fund will vote separately on the proposal to reorganize their Fund. If approved by shareholders of an Acquired VISION Fund, the shareholders of that Acquired VISION Fund will receive shares of a corresponding Acquiring Fund. In each reorganization, the Acquiring VISION Fund will succeed to and become the accounting survivor of the past performance and financial history of the participating ARK Fund.

     This reorganization is being proposed in connection with the recent acquisition by M&T Bank Corporation ("M&T Corp.") of Allfirst Financial Inc.
("Allfirst"). M&T Asset Management, a department of Manufacturers and Traders Trust Company ("M&T Bank"), is the investment adviser to the VISION Funds and an indirect wholly-owned subsidiary of M&T Corp. Allfirst is the corporate parent of Allied Investment Advisors, Inc. ("AIA"), the ARK Funds' investment adviser. In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating overlapping investment products, M&T Asset Management and AIA proposed that the Acquired VISION Funds be reorganized into the Acquiring Funds, each of which has investment objectives and policies that are identical or substantially similar to those of the Acquired VISION Funds.

     The VISION Board considered various factors in reviewing this proposal on behalf of the shareholders of each Acquired VISION Fund, including, but not limited to, the following: first, whether the proposed reorganizations would have any effect on the fees to be borne by the Acquired VISION Funds; second, whether the proposed reorganization would have any tax consequences to shareholders; third, the effect on annual fund net operating expenses; and, fourth, any change in investment objectives, policies or strategies. Based on its review of these and other factors, the VISION Board unanimously determined that the reorganization is in the best interests of the shareholders of each Acquired VISION Fund and recommend that the shareholders of the Acquired VISION Funds vote in favor of the proposals presented in the Proxy Statement/Prospectus. The Board of Trustees of the ARK Funds considered similar factors and likewise determined that the reorganizations are in the best interests of the shareholders of each Acquired ARK Fund..

     Your vote on this proposal is very important. Whether or not you plan to attend the meeting, please vote your shares by telephone or by the Internet or by mail. If you are a shareholder of more than one Acquired VISION Fund, you will receive more than one Proxy Card and will need to vote the shares you hold of each Acquired VISION Fund. In addition, you may receive more than one Proxy Statement/Prospectus and Proxy Card if you own shares through more than one financial intermediary or under a different account registration.

     Following this letter is a Q&A addressing some questions that you might have regarding the proposed reorganization as well as information on how to submit your vote of your shares. Please read the entire Proxy Statement/Prospectus carefully before you vote.

     Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction about voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

     If you have any questions regarding the shareholder meeting, please feel free to call a VISION Client Service Representative at 1-800-836-2211.

      Thank you for your prompt attention and participation.

                                    Sincerely,



                                    /s/
                                    Carl W. Jordan
                                    President, VISION Group of Funds




June __, 2003


                              ARK Funds/VISION Group of Funds
                                         Proxy Q&A



     The following is important information to help you understand the proposals
on  which  you  are  being  asked  to  vote.   PLEASE  READ  THE  ENTIRE   PROXY
STATEMENT/PROSPECTUS.

Why is this reorganization taking place?

     The reorganization is being proposed in connection with the recent acquisition of Allfirst Financial Inc. ("Allfirst") by M&T Bank Corporation ("M&T Corp."), which took place on April 1, 2003 ("Bank Acquisition"). Prior to the Bank Acquisition, Allfirst was the corporate parent of Allied Investment Advisors, Inc. ("AIA"), the investment adviser to each ARK Fund's portfolio (each an "ARK Fund"). M&T Asset Management, a department of Manufacturers and Traders Trust Company ("M&T Bank"), is the investment adviser to each series of the VISION Group of Funds (the "VISION Funds"); M&T Corp. is the corporate parent of M&T Bank.

     In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating overlapping investment products, M&T Bank and AIA proposed that each ARK Fund be reorganized into a comparable new or existing VISION Fund. For the same reasons, it is proposed that VISION Large Cap Core Fund, VISION Intermediate Term Bond Fund and VISION Pennsylvania Municipal Income Fund be reorganized, together with one or more ARK Funds, into comparable but newly created VISION Funds.

When will this reorganization become effective?

     The reorganization is currently anticipated to occur in August, assuming shareholder approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the corresponding VISION Fund.

     If I am an ARK shareholder, what do I have to do to become a shareholder in the VISION Funds?

     ARK Fund shareholders are being asked to approve this reorganization through voting at the Special Meeting of ARK Fund Shareholders, which is scheduled to occur on August 14, 2003. Your vote is very important. You have the flexibility to cast your vote either by phone, Internet or mail.

     Shortly after the ARK Fund shareholder approval of the reorganization, ARK Fund shareholders' accounts will be transferred to the corresponding VISION Fund. You will not pay any sales charge in connection with the reorganization.

     What do I have to do if I am a shareholder of one of the three reorganizing VISION Funds?

     Shareholders of the three VISION Funds are being asked to approve this reorganization through voting at the Special Meeting of VISION Fund shareholders, which is scheduled to occur on August14, 2003. Your vote is very important. You have the flexibility to cast your vote either by phone, Internet or mail.

     Shortly after the VISION Fund shareholder approval of the reorganization, VISION Fund shareholders' accounts will automatically be transferred to the corresponding Acquiring VISION Fund. There will be no change in the aggregate value of your account as a result of the reorganization, although the number of shares and the net asset value per share may change.





What will happen to my ARK Fund account?

     After the reorganization, ARK Fund shareholders will be assigned a new account at the VISION Funds and their ARK Fund accounts will be closed. This process will occur automatically, with no action required by you. There will be no change in the aggregate value of your account as a result of the reorganization, although the number of shares and the net asset value per share may change.

     Will all of my current ARK Fund account options, such as systematic purchases and withdrawal plans, transfer over to VISION Funds?

     Various types of account servicing features will transfer automatically to new VISION Fund accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with materials concerning the VISION Funds' diversified product line and shareholder services.

Will I incur taxes as a result of this reorganization?

     This reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the conversion from ARK Fund shares into VISION Fund shares or from the conversion of existing VISION Fund shares into new VISION Fund shares as a result of this reorganization. There will be taxes payable in connection with distributions by an Acquired Fund in a "C" Reorganization immediately before the closing date - these distributions may include gains realized on the disposition of portfolio securities in connection with the reorganization.

     Shareholders will incur capital gains or losses if they sell their shares before or after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization. Please note that retirement accounts generally are exempt from such tax consequences.

Where can I get more information about this reorganization?

     Contact ARK Funds at Two Portland Square, Portland, ME 04101, 1-800-275-3863 or VISION Funds at Federated Investors Tower, Pittsburgh, PA 15222-3779, 1-800-836-2211 or contact your sales representative. Additionally, we encourage you to contact your financial advisor.




                                         ARK FUNDS

                                  Money Market Portfolios

  U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio,
      Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Tax-Free Money Market Portfolio U.S. Government Cash Management Portfolio,
    U.S. Treasury Cash Management Portfolio, Prime Cash Management Portfolio,
            Tax-Free Cash Management Portfolio ("Money Market Funds")

                                      Bond Portfolios

                         Short-Term Treasury Portfolio,
             Short-Term Bond Portfolio, Maryland Tax-Free Portfolio,
                        Pennsylvania Tax-Free Portfolio,
      Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio,
               Income Portfolio, Balanced Portfolio ("Bond Funds")

                                Equity Portfolios

                Equity Income Portfolio, Value Equity Portfolio,
  Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio,
              Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio,
                        International Equity Portfolio,
               Emerging Markets Equity Portfolio ("Equity Funds")

                                Social Portfolios

               Social Issues Intermediate Fixed Income Portfolio,
                    Social Issues Blue Chip Equity Portfolio,
                  Social Issues Capital Growth Portfolio, and
            Social Issues Small-Cap Equity Portfolio ("Social Funds")


               NOTICE OF SPECIAL MEETING OF ARK FUND SHAREHOLDERS
                           TO BE HELD AUGUST 14, 2003




     A Special Meeting of Shareholders ("Special Meeting") of each ARK Fund listed above will be held at 5800 Corporate Drive, Pittsburgh, PA 15237-7010, at 2:15 p.m. (Eastern Time), on August 14, 2003, for the following purposes:

1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between the ARK Funds, on behalf of each series of ARK Funds (each an "ARK Fund"), and the VISION Group of Funds, on behalf of certain VISION Fund series (each an "Acquiring Fund"), whereby the Acquiring Fund would acquire all of the assets of a corresponding ARK Fund in exchange solely for the Acquiring Fund's assumption of such ARK Fund's liabilities and the Acquiring Fund's shares, to be distributed pro rata by the ARK Fund to the holders of its shares, in complete liquidation of the ARK Fund. (Shareholders of each ARK Fund to vote separately.)

2. To transact such other business as may properly come before the meeting or any adjournment thereof.


     The  attached   Proxy   Statement/Prospectus   provides  more   information
concerning the foregoing matters, including the transactions contemplated by the Plan. A copy of the Plan is attached as Exhibit A.



The Board of Trustees has fixed June 16, 2003, as the record date for the determination of the shareholders entitled to vote at the Special Meeting.

                                       By Order of the Board of Trustees


                                       /s/
                                       Thomas R. Rus
                                       Secretary
June __, 2003





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You can help ARK Funds  avoid the  necessity  and  expense of sending  follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.
-------------------------------------------------------------------------------


                              VISION GROUP OF FUNDS
         VISION Large Cap Core Fund, VISION Intermediate Term Bond Fund,
                 and VISION Pennsylvania Municipal Income Fund


              NOTICE OF SPECIAL MEETING OF VISION GROUP OF FUNDS SHAREHOLDERS
                                 TO BE HELD AUGUST 14, 2003




     A Special Meeting of Shareholders ("Special Meeting") of each series of the VISION Group of Funds listed above (each an "Acquired VISION Fund") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time), on August 14, 2003, for the following purposes:

1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between the VISION Group of Funds, on behalf of each Acquired VISION Fund and on behalf of certain newly-created VISION Funds (the "Acquiring VISION Funds"), whereby each Acquiring VISION Fund would acquire all of the assets of the corresponding Acquired VISION Fund in exchange solely for the Acquiring VISION Fund's assumption of such Acquired VISION Fund's liabilities and the Acquiring VISION Fund's shares, to be distributed pro rata by the Acquired VISION Fund to the holders of its shares, in complete liquidation of the Acquired VISION Fund. (Each Acquired VISION Fund to vote separately.)

2. To transact such other business as may properly come before the meeting or any adjournment thereof.


     The  attached   Proxy   Statement/Prospectus   provides  more   information
concerning the foregoing matters, including the transactions contemplated by the Plan. A copy of the Plan is attached as Exhibit A.

     The Board of Trustees has fixed June 16, 2003, as the record date for the determination of the shareholders entitled to vote at the Special Meeting.

                                           By Order of the Board of Trustees


                                           /s/
                                           C. Grant Anderson
                                           Secretary


June __, 2003





-------------------------------------------------------------------------------
You can help VISION Funds avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.
-------------------------------------------------------------------------------


------------------------------------------------------------------------------
Preliminary Proxy Statement/Prospectus Dated May 16, 2003
------------------------------------------------------------------------------

Subject to Completion

------------------------------------------------------------------------------
The information in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
-------------------------------------------------------------------------------



                        JOINT PROXY STATEMENT/PROSPECTUS


                               DATED June __, 2003

         RELATING TO THE ACQUISITION OF THE ASSETS AND ASSUMPTION OF ALL
                            LIABILITIES OF SERIES OF

                                    ARK FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                 1-800-275-3863

       AND THE ACQUISITION OF THE ASSETS AND ASSUMPTION OF ALL LIABILITIES
                   OF CERTAIN SERIES OF VISION GROUP OF FUNDS

                              5800 Corporate Drive
                              Pittsburgh, PA 15237
                                 1-888-898-0600


               BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF
                              VISION GROUP OF FUNDS


     This Proxy Statement/Prospectus describes an Agreement and Plan of Reorganization (the "Plan") related to your ARK Fund portfolio (each, an "ARK Fund"), or your VISION Large Cap Core Fund, VISION Intermediate Term Bond Fund or VISION Pennsylvania Municipal Income Fund (each an "Acquired VISION Fund"), pursuant to which the holders of each ARK Fund and each Acquired VISION Fund would receive shares of one of the mutual fund series (each, an "Acquiring VISION Fund") of the VISION Group of Funds (the "VISION Funds") in exchange for the shares of the ARK Fund or the Acquired VISION Fund (together, the "Acquired Funds") you currently own (the "Reorganization"). If the Plan is approved with respect to your Acquired Fund, the Acquiring VISION Fund will acquire all the assets and assume all the liabilities of the Acquired Fund, which has either identical or substantially similar investment objectives and investment policies and strategies (except in the case of each ARK Social Issues portfolio, which would be reorganized into a single Acquiring Fund which would be more representative of a blend of the Social Issues portfolios), and VISION Fund shares will be distributed pro rata by each Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund. In accordance with the terms of the Plan, each Acquired Fund shareholder will become the owner of the Acquiring Fund's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Acquired Fund. The name of the Acquiring VISION Fund into which your Acquired Fund would be reorganized is set forth below. For a comparison of the investment objectives, policies, strategies and principal risks of the Acquired Fund and the Acquiring VISION Fund into which your Acquired Fund would be reorganized, see "Summary - Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Acquired Funds and the Acquiring VISION Funds."

------------------------------------------------------------------------------
THE BOARD OF TRUSTEES OF ARK FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
         THE BOARD OF TRUSTEES OF THE ACQUIRED VISION FUNDS UNANIMOUSLY
                        RECOMMENDS APPROVAL OF THE PLAN.
------------------------------------------------------------------------------

     You should retain this Proxy Statement/Prospectus, dated June 18, 2003, for future reference. It sets forth concisely the information about each Acquiring VISION Fund that a prospective investor should know before investing. This Proxy Statement/Prospectus is accompanied by the Prospectus of the Acquiring VISION Fund into which your Acquired Fund would be reorganized (dated May 15, 2003), which is incorporated herein by reference. Statements of Additional Information for each Acquiring VISION Fund (one relating to the VISION Fund's Prospectus, which is dated May 15, 2003, and a second one relating to this Proxy Statement/Prospectus, which is dated June __, 2003), all containing additional information, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling VISION Funds at the address and telephone number shown above.

     Prospectuses and Statements of Additional Information, dated August 31, 2002 and June 30, 2002, for the ARK Funds and the Acquired VISION Funds, respectively, have been filed with the SEC and are incorporated herein by reference. Separate Annual Reports to Shareholders of the ARK Funds and VISION Funds, for the fiscal year ended April 30, 2002 and separate Semi-Annual Reports to Shareholders of the ARK Funds and VISION Funds, for the semi-annual period ended October 31, 2002, have also been filed with the SEC and each is incorporated herein by reference. You may request a copy of the Annual Report, Semi-Annual Report, Prospectus and Statement of Additional Information relating to the ARK Funds without charge by writing or calling the ARK Funds at the address and telephone number shown above, and you may request a copy of the Annual Reports, Semi-Annual Reports, Prospectus and Statement of Additional
Information relating to the Acquired VISION Funds by writing or calling the VISION Funds at the address and telephone number shown above. In addition, on or about June 30, 2003, each of the ARK Funds and VISION Funds expect to distribute to their respective shareholders copies of their Annual Reports for their fiscal years ended April 30, 2003. These Annual Reports are not incorporated by reference and are not available at the time of the mailing of this Proxy Statement/Prospectus, but copies are expected to be available to shareholders before the shareholder meeting.

     THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/ PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ARK FUNDS OR BY THE VISION FUNDS.

     The Plan provides that each Acquired Fund will transfer all of its assets to the corresponding Acquiring VISION Fund listed opposite its name in the chart set forth below, in exchange for that Acquired Fund's assumption of its liabilities and shares of each of the classes of that Acquiring VISION Fund set forth in the chart having a net asset value equal to the aggregate net assets attributable to the corresponding class of shares of the Acquired Fund. These transfers are expected to take place on or about August 15, 2003 and August 22, 2003 (the "Closing Dates"), as described in the chart.

                                   AUGUST 15, 2003 CLOSING DATE

------------------------------------------------------------------------------
Acquired Fund                            Acquiring VISION Fund
------------------------------------------------------------------------------
------------------------------------------------------------------------------
ARK Money Market Portfolio               VISION Money Market Fund +
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
ARK Prime Cash Management Portfolio      VISION Money Market Fund
 -Corporate Class                         -Institutional I  Shares
 -Corporate II Class                      -Institutional II Shares
 -Corporate III Class                     -Institutional II Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK U.S. Treasury Money Market          VISION U.S. Treasury Money Market Fund+
Portfolio
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
ARK U.S. Treasury Cash Management        VISION U.S. Treasury Money Market Fund
Portfolio                                 -Institutional II Shares
 -Corporate II Class                      -Institutional II Shares
 -Corporate III Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK U.S. Government Money Market         VISION U.S. Government Money Market
Portfolio+                               Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
ARK U.S. Government Cash Management      VISION U.S. Government Money Market
Portfolio                                Fund
 -Corporate II Shares                     -Institutional II Shares
 -Corporate III Shares                    -Institutional II Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Tax-Free Money Market Portfolio+     VISION Tax-Free Money Market Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
ARK Tax-Free Cash Management Portfolio   VISION Tax-Free Money Market Fund
 -Corporate III Shares                    -Institutional II Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Short-Term Treasury Portfolio        VISION Short Duration  Government Bond
 -Class A Shares                         Fund +
  -Institutional Shares                   -Class A Shares
                                          -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Pennsylvania Tax-Free Portfolio+     VISION Pennsylvania Municipal Bond
 -Class A Shares                         Fund*
 -Class B Shares                          -Class A Shares
 -Institutional Shares                    -Class B Shares
VISION Pennsylvania Municipal Income      -Institutional I Shares
Fund                                     VISION Pennsylvania Municipal Bond Fund
 -Class A Shares                          -Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Intermediate Fixed Income Portfolio+ VISION Intermediate-Term Bond Fund*
 -Institutional Shares                    -Institutional I Shares
VISION Intermediate-Term Bond Fund       VISION Intermediate-Term Bond Fund
 -Class A Shares                          -Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK U.S. Government Bond Portfolio       VISION U.S. Government Bond Fund +
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Value Equity Portfolio+              VISION Large Cap Stock Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
ARK Blue Chip Equity Portfolio           VISION Large Cap Stock Fund
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
VISION Large Cap Core Fund               VISION Large Cap Stock Fund
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK International Equity Portfolio       VISION International Equity Fund+
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional Shares
ARK Emerging Markets Equity Portfolio    VISION International Equity Fund
 -Class A Shares                          -Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Social Issues Small-Cap Equity       VISION Social Balanced Fund*
Portfolio                                 -Institutional I Shares
 -Institutional Shares                   VISION Social Balanced Fund
ARK Social Issues Capital Growth          -Institutional I Shares
Portfolio                                VISION Social Balanced Fund
 -Institutional Shares                    -Institutional I Shares
ARK Social Issues Blue Chip Equity       VISION Social Balanced Fund
Portfolio
 -Institutional Shares                    -Institutional I Shares
ARK Social Issues Intermediate Fixed
Income Portfolio+
 -Institutional Shares
-------------------------------------------------------------------------------




                                AUGUST 22, 2003 CLOSING DATE


-------------------------------------------------------------------------------
Acquired Fund                            Acquiring VISION Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Pennsylvania Tax-Free Money Market   VISION Pennsylvania Tax-Free Money
Portfolio+                               Market Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Short-Term Bond Portfolio+           VISION Short-Term Corporate Bond Fund*
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Maryland Tax-Free Portfolio+         VISION Maryland Municipal Bond Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Income Portfolio+                    VISION Income Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Balanced Portfolio+                  VISION Balanced Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Equity Income Portfolio+             VISION Equity Income Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Equity Index Portfolio+              VISION Equity Index Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Capital Growth Portfolio+            VISION Multi Cap Growth Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Mid-Cap Equity Portfolio+            VISION Mid Cap Growth Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ARK Small-Cap Equity Portfolio+          VISION Small Cap Growth Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Class C Shares                          -Class C Shares
 -Institutional Shares                    -Institutional I Shares
-------------------------------------------------------------------------------


     *This Fund has recently been organized for the purpose of continuing the operations of the corresponding Acquired Fund(s), and has no assets or prior history of investment operations. However, the Fund will become the accounting survivor to the financial history and performance of the corresponding Acquired Fund, noted with a "+" symbol.

     Immediately after the transfer of the Acquired Funds' assets and liabilities, the Acquired Funds will make a liquidating distribution to their shareholders of the Acquiring VISION Fund shares received, so that a holder of shares in an Acquired Fund at the effective time of the Reorganization will receive a number of shares of the appropriate class of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Acquired Fund immediately before the effective time of the Reorganization. At the effective time, shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring VISION Fund. Each Acquired Fund will then be terminated.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the ARK Funds, see the ARK Funds' prospectuses and statements of additional information dated August 31, 2002 (October 1, 2002 in the case of Class C Shares), as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy
Statement/Prospectus. Copies of the prospectuses and statements of additional information for the ARK Funds are available upon request and without charge by calling 1-800-275-3863.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the three Acquired VISION Funds, see the Acquired VISION Funds' prospectus and statement of additional information dated June 30, 2002, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus and statement of additional information for the Acquired VISION Funds are available upon request and without charge by calling 1-800-836-2211.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Acquiring VISION Funds, see the Acquiring VISION Funds' prospectuses and statements of additional information dated May 15, 2003, which have been filed with the SEC and are incorporated by reference into this
Proxy   Statement/Prospectus   insofar  as  they  relate  to  the  VISION  Funds
participating in the Reorganization. No other parts of the prospectuses or statements of additional information are incorporated herein. Copies of the prospectuses for the Acquiring VISION Funds accompany this Proxy Statement/Prospectus. Copies of the statements of additional information for the Acquiring VISION Funds are available upon request and without charge by calling 1-800-836-2211.

     This Proxy Statement/Prospectus is expected to be sent to shareholders on or about June __, 2003.


                                     TABLE OF CONTENTS
                                         [TO COME]

                                         SUMMARY


     This summary is designed to allow you to compare the current fees, investment objectives, policies and restrictions, investment risks, and distribution, purchase, exchange and redemption procedures of each Acquired Fund with those of its corresponding Acquiring VISION Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information about the Acquiring VISION Funds, please read the enclosed prospectus.

The Proposed Reorganization

     The Board of Trustees ("ARK Board" or "ARK Trustees") of the ARK Trust has voted to recommend to holders of shares of each ARK Fund the approval of the Plan whereby an Acquiring VISION Fund would acquire all of the assets of a corresponding ARK Fund in exchange for the Acquiring Fund's assumption of the ARK Funds liabilities and shares of the Acquiring Fund to be distributed pro rata by the ARK Fund to its shareholders in complete liquidation of such ARK Fund, all as described more fully in the Plan attached at Exhibit A.

     The Board of Trustees ("VISION Board" or "VISION Trustees") of the VISION Funds has voted to recommend to holders of shares of each Acquired VISION Fund the approval of the Plan whereby an Acquiring Fund would acquire all of the assets and liabilities of a corresponding Acquired VISION Fund in exchange for shares of the Acquiring Fund's assumption of the Acquired VISION Fund's liabilities and of the appropriate class of shares of the Acquiring Fund to be distributed pro rata by the Acquired VISION Fund to its shareholders in complete liquidation of the Acquired VISION Fund.

     As a result of the Reorganization, each shareholder of the Acquired Funds will become the owner of the corresponding Acquiring VISION Fund's shares having a total net asset value equal to the total net asset value of his or her holdings in the applicable Acquired Fund on the Closing Date (as hereinafter defined) of the Reorganization.

     The ARK Board, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), has unanimously concluded that the Reorganization would be in the best interest of each ARK Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization.

     The VISION Board, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has unanimously concluded that the Reorganization would be in the best interest of each Acquired VISION Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization.

     As a condition to the Reorganization, the ARK Funds and the VISION Funds will receive an opinion of counsel that the Reorganization will be considered a tax-free "Reorganization" under applicable provisions of the Internal Revenue Code so that no gain or loss will be recognized by the Acquired Funds or the Acquired Funds' shareholders. The tax basis of the shares of each Acquiring Fund received by the applicable ARK Fund's shareholders or Acquired VISION Fund's shareholders will be the same as the tax basis of their shares in the applicable ARK Fund or Acquired VISION Fund.

THE BOARD OF TRUSTEES OF ARK TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATIONS.

THE BOARD OF TRUSTEES OF VISION FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATIONS.




Comparison of Investment Objectives, Policies and Risks

     This section will help you compare the investment objectives and policies of each Acquired Fund with its corresponding Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the VISION Funds' and ARK Funds' prospectuses.

ARK U.S. TREASURY MONEY MARKET PORTFOLIO AND ARK U.S. TREASURY CASH MANAGEMENT PORTFOLIO, each to be acquired by VISION U.S. TREASURY MONEY MARKET FUND

     The ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio, have investment objectives, policies and risks identical to one another, and to the VISION Treasury Money Market Fund, into which they will be reorganized.

     The investment goal of each Fund is to seek current income with liquidity and stability (security) of principal. Each Fund pursues this goal by investing in short-term U.S. Treasury obligations.

     In selecting securities for the Funds, the advisers consider factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Funds may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Funds' securities must have remaining maturities of 397 days or less, and the Funds must have a dollar-weighted average maturity of 90 days or less.

     Because their objectives and strategies are identical, the VISION Fund and the two ARK Portfolios are all subject to identical risks. Each Fund is subject to interest rate risks, which is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. Although each Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in a Fund.
Investments in a VISION Fund and an ARK Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ARK U.S. GOVERNMENT MONEY MARKET PORTFOLIO AND ARK U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO, each to be acquired by VISION U.S. GOVERNMENT MONEY MARKET FUND

     Because it is proposed that ARK U.S. Government Money Market Portfolio and ARK U.S. Government Cash Management Portfolio, which have identical investment objectives, policies and risks to one another, will be reorganized into VISION U.S. Government Money Market Fund, which has been organized for the sole purpose of continuing the operations of the two ARK Portfolios, the investment objectives, policies and risks of the three Funds are identical.

     The Funds' investment objectives are identical, in that each fund seeks current income with liquidity and security of principal. The Funds seek their investment goals by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Funds will invest at least 80% of their net assets in U.S. government securities and repurchase agreements backed by such instruments.

     In selecting securities for the Funds, the advisers consider factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Funds may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Funds' securities must have remaining maturities of 397 days or less, and the Funds must have a dollar-weighted average maturity of 90 days or less.

     Since all three Funds propose to invest in similar securities, it is expected that an investment in the VISION Fund will present similar risks to investing in the ARK Portfolios. Each is subject to interest rate risks, which is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. Although each Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in a Fund. Investments in the VISION Fund and an ARK Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ARK MONEY MARKET PORTFOLIO AND ARK PRIME CASH MANAGEMENT PORTFOLIO, each to be acquired by VISION MONEY MARKET FUND

     The ARK Money Market Portfolio and ARK Prime Cash Management Portfolio, have investment objectives, policies and risks identical to one another and to the VISION Money Market Fund, into which they will be reorganized.

     The investment objective for each Fund is to seek current income with liquidity and stability of principal. All three Funds pursue this goal by investing in money market instruments issued by the U.S. government, banks and corporations.

     In selecting securities for the Funds, the advisers consider factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Funds may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Funds' securities must have remaining maturities of 397 days or less, and the Funds must have a dollar-weighted average maturity of 90 days or less.

     Because their objectives and strategies are identical, the VISION Fund and the two ARK Portfolios are each subject to identical risks, including interest rate risks and credit risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Although each Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in a Fund. Investments in a VISION Fund and an ARK Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO to be acquired by VISION PENNSYLVANIA TAX-FREE MONEY MARKET FUND

     Because it is proposed that ARK Pennsylvania Tax-Free Money Market Portfolio will reorganize into VISION Pennsylvania Tax-Free Money Market Fund, which has been organized for the sole purpose of continuing the operations of ARK Pennsylvania Tax-Free Money Market Portfolio, the investment objectives, policies and risks of the two funds are expected to be identical.

     The Funds' investment objectives are identical, in that both funds seek to maximize current income exempt from federal and Pennsylvania personal income taxes and to provide liquidity and security of principal. The Funds seek their investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Funds have a fundamental policy that at least 80% of their income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax ("AMT"), and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.

     In selecting securities for the Funds, the advisers consider factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Funds may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Funds' securities must have remaining maturities of 397 days or less, and the Funds must have a dollar-weighted average maturity of 90 days or less.

     Since both Funds propose to invest in similar securities, an investment in the VISION Fund presents identical risks to investing in the ARK Portfolio. They are both subject to interest rate risks, credit risks, tax risks and Pennsylvania investment risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Tax risk is the failure of a municipal security to meet certain legal requirements which may cause the interest received and distributed by the Fund to shareholders to be taxable. Because these Funds emphasize investments in Pennsylvania, they are more subject to events that may adversely affect Pennsylvania issuers. Although each Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in a Fund. Investments in a VISION Fund and an ARK Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ARK TAX-FREE MONEY MARKET PORTFOLIO AND ARK TAX-FREE CASH MANAGEMENT PORTFOLIO, each to be acquired by VISION TAX-FREE MONEY MARKET FUND

     Because it is proposed that ARK Tax-Free Money Market Portfolio and ARK Tax-Free Cash Management Portfolio, which have investment objectives, policies and risks identical to one another, will be reorganized into VISION Tax-Free Money Market Fund, which has been organized for the sole purpose of continuing the operations of the two ARK Portfolios, the investment objectives, policies and risks of the three Funds are expected to be identical.

     The Funds' investment objectives are identical, in that each Fund seeks to maximize current income exempt from federal income tax and to provide liquidity and security of principal. The Funds seek their investment goals by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Funds are required to be well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisers to be of equal credit quality. The Funds maintain a fundamental policy that at least 80% of their income will, under normal market conditions, be exempt from federal income tax, including the federal AMT. The Funds attempt to invest 100% of their assets in securities exempt from federal income tax (not including the alternative minimum tax).

     In selecting securities for the Funds, the advisers will consider factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Funds may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Funds' securities must have remaining maturities of 397 days or less, and the Funds must have a dollar-weighted average maturity of 90 days or less.

     Since all three Funds propose to invest in similar securities, an investment in the VISION Fund will present identical risks to investing in the ARK Portfolios. They are each subject to interest rate risks, credit risks, and tax risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Tax risk is the failure of a municipal security to meet certain legal requirements which may cause the interest received and distributed by the Fund to shareholders to be taxable. Although each Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in a Fund. Investments in a VISION Fund and an ARK Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ARK SHORT-TERM TREASURY PORTFOLIO, to be acquired by VISION SHORT DURATION GOVERNMENT BOND FUND

     Each Fund's investment goal is to seek current income with preservation of capital. The VISION Fund's dollar-weighted average duration will be less than three years, while the ARK Fund will typically have a dollar-weighted average maturity of no more than three years. Under normal market circumstances, the ARK Portfolio invests at least 80% of its assets in fixed income securities issued directly by the U.S. Treasury, which pay interest that is exempt from state and local taxes. Under normal market circumstances, the VISION Fund invests at least 80% of its assets in U.S. Treasury obligations, as well as debt obligations issued or supported as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities and asset backed securities.

     In selecting securities for the Funds, the advisers consider factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Funds may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Funds' securities must have remaining maturities of 397 days or less, and the Funds must have a dollar-weighted average maturity of 90 days or less.

     The VISION Fund and the ARK Portfolio are both subject to interest rate risk - the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. Because the VISION Fund invests in government agencies, in addition to U.S. Treasury securities, it is also subject to credit risks and call risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

ARK SHORT-TERM BOND PORTFOLIO to be acquired by VISION SHORT-TERM CORPORATE BOND FUND

     The Funds' investment objectives are identical, in that both funds seek current income. However, the VISION Fund will seek its investment goal by investing primarily in U.S. corporate fixed income securities, while the ARK Portfolio seeks its investment goal by investing primarily in both U.S. corporate and government securities, including mortgage- and asset-backed securities. Under normal circumstances, the VISION Fund will invest at least 80% of its net assets in U.S. corporate fixed income securities, and may invest the remainder of its net assets in U.S. government securities, including mortgage- and asset-backed securities, while the ARK Portfolio invests at least 80% of its net assets in bonds, which may include any mix between corporate and U.S. government bonds. The Funds' advisers will select investment-grade securities and unrated securities determined to be of comparable quality, although the VISION Fund may invest up to 15% of its assets in lower-rated debt securities ("junk bonds"). The Funds will typically have a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Funds' investments will vary depending on market conditions.

     In selecting securities for the Funds, the advisers will consider a security's current yield, capital appreciation potential, maturity and yield to maturity. The advisers will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

     Since both Funds propose to invest in similar securities, an investment in the VISION Fund will present similar risks to investing in the ARK Portfolio in that they are both subject to interest rate risks, prepayment risks, credit risks and call risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Prepayment risk is the risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. However, since the VISION Fund is required to invest at least 80% of its assets in corporate fixed income securities, while the ARK Fund may invest an unlimited portion of its assets in U.S. government securities, which have less credit risk than corporate fixed income securities, it is expected that the VISION Fund will be subject to greater credit risk than the ARK Fund. Moreover, only the VISION Fund is subject to non-investment grade risk related to junk bonds, which involve greater risks of default and down-grade and are more volatile than investment-grade securities.

ARK MARYLAND TAX-FREE PORTFOLIO to be acquired by VISION MARYLAND MUNICIPAL BOND FUND

     The Funds' investment objectives are similar, in that the VISION Fund seeks current income exempt from federal regular income tax and Maryland state and local income taxes, while the ARK Fund invests primarily in municipal securities that generate income that is exempt from federal (including AMT) and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal market conditions, the Funds' assets will be invested so that at least 80% of their income distributed will not be subject to federal regular income tax and Maryland state income tax. However, whereas no more than 20% of the income distributed by the ARK portfolio may be subject to the federal AMT, potentially all the income distributed by the VISION Fund may be subject to the federal AMT. The Funds normally invest in investment-grade debt securities with long and intermediate maturities, and the Funds will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Funds have no maturity restrictions on individual issues, and the average maturity of the Funds' investments will vary depending on market conditions. The term "investment grade" refers to debt securities rated BBB or Baa3 or higher by Standard & Poor's or Moody's Investors Service, Inc. ("Moody's"), respectively.

     In selecting securities, the Fund's advisers will consider the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

     Since both Funds propose to invest in similar securities, an investment in the VISION Fund will present similar risks to investing in the ARK Portfolio. They are both subject to interest rate risks, credit risks, risks of non-diversification, Maryland investment risks, call risks, and tax risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Since the Funds are non-diversified, there is a risk that any one issuer may have a greater impact on the Funds' Share price and performance compared to that of a diversified fund. Maryland investment risks apply to Funds that emphasize investments in Maryland and are more subject to events that may adversely affect Maryland issuers. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. Tax risk is the failure of a municipal security to meet certain legal requirements which may cause the interest received and distributed by the Fund to shareholders to be taxable.

ARK PENNSYLVANIA TAX-FREE PORTFOLIO AND VISION PENNSYLVANIA MUNICIPAL INCOME FUND, each to be acquired by VISION PENNSYLVANIA MUNICIPAL BOND FUND

     The VISION Pennsylvania Municipal Bond Fund (the "Acquiring Fund"), has recently been organized to continue the operations of ARK Pennsylvania Tax-Free Portfolio and VISION Pennsylvania Municipal Income Fund and has no assets or prior history of investment operations. The investment objective and policies of the Acquiring Fund are substantially similar to those of the ARK Pennsylvania Municipal Income Portfolio and VISION Pennsylvania Municipal Income Portfolio (together, the "Acquired Funds"). Furthermore, the Acquiring Fund will become the accounting survivor to the financial history and performance record of the ARK Pennsylvania Municipal Income Fund.

     The Funds' investment objectives are similar, in that the VISION Fund seeks current income exempt from federal regular income tax and Pennsylvania personal income tax, while the ARK Fund invests primarily in municipal securities that generate income that is exempt from federal (including AMT) and Pennsylvania personal income taxes.

     Each Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal and Pennsylvania personal income taxes. The principal issuers of these securities are state and local government and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal market conditions, the Acquiring Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Pennsylvania personal income tax. However, while 80% of the income distributed by the ARK Pennsylvania Municipal Income Portfolio will be free from the federal AMT, all of the income distributed by the Acquiring Fund may be subject to the federal AMT. Each Fund normally invests in investment-grade debt securities with long and intermediate-term maturities. Both the Acquiring Fund and ARK Pennsylvania Tax-Free Portfolio will typically have a dollar weighted average maturity of 7 to 12 years, whereas the VISION Pennsylvania Municipal Income Fund expects that its dollar weighted average maturity will be three to ten years. However, none of the Funds have maturity restrictions on individual issues, and the dollar-weighted average maturity of the Funds' investments will vary depending on market conditions.

     In selecting securities, the advisers consider the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

     Since all three Funds propose to invest in similar securities, an investment in the Acquiring Fund is expected to present similar risks to investing in the Acquired Funds. Each is subject to interest rate risks, credit risks, Pennsylvania investment risks, call risks, tax risks and risks of non-diversification. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Because these Funds emphasize investments in Pennsylvania, they are more subject to events that may adversely affect Pennsylvania issuers. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. Tax risk is the failure of a municipal security to meet certain legal requirements which may cause the interest received and distributed by the Fund to shareholders to be taxable. Since the Funds are non-diversified, there is a risk that any one issuer may have a greater impact on the Funds' Share price and performance compared to that of a diversified fund. Because the VISION Pennsylvania Municipal Income Fund has a shorter average maturity than the Acquiring Fund, the Acquiring Fund may be more susceptible to interest rate risk.

ARK INTERMEDIATE FIXED INCOME PORTFOLIO AND VISION INTERMEDIATE TERM BOND FUND, each to be acquired by VISION INTERMEDIATE-TERM BOND FUND

     The VISION Intermediate Term Bond Fund (the "Acquiring Fund"), has recently been organized to continue the operations of ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund, and has no assets or prior history of investment operations. However, the investment objective and policies of the Acquiring Fund are substantially similar to those of the ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund (together, the "Acquired Funds"). Furthermore, the Acquiring Fund will become the accounting survivor to the financial history and performance history of the ARK Intermediate Fixed Income Portfolio.

     The investment objective of all three Funds is similar, in that each Fund seeks current income, while the VISION Intermediate Term Bond Fund has a secondary objective of long-term growth of capital. Each Fund seeks its investment goals by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed and asset-backed securities. Under normal circumstances, each Fund will invest at least 80% of the value of its net assets in fixed income securities. The advisers will select investment-grade fixed income securities and unrated securities determined to be of comparable quality. The advisers normally invest in securities with intermediate maturities, and each Fund will typically have a dollar-weighted average maturity of 3 to 10 years. However, the Funds have no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Funds' investments will vary depending on market conditions. The Acquiring Fund may invest up to 15% of its total assets in lower-rated debt securities ("junk bonds"), whereas the two Acquired Funds may not.

     In selecting securities for the Funds, the advisers consider a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The advisers will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

     Since each Fund proposes to invest in similar securities, an investment in the Acquiring Fund is expected to present similar risks to investing in the Acquired Funds, in that each is subject to interest rate risks, credit risks and prepayment risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Prepayment risk is the risk posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities. The Acquiring Fund is subject to the additional risk related to non-investment grade securities, which refers to the fact that junk bonds involve greater risk of default or down-grade and are more volatile than investment grade securities.

ARK U.S. GOVERNMENT BOND PORTFOLIO, to be acquired by VISION U.S. GOVERNMENT BOND FUND

     Each Fund has an investment goal of current income. Both Funds pursue their goals by investing at least 80% of their assets in a diversified portfolio of debt securities that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities issued by U.S. government agencies. Both Funds may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, and asset-backed securities, etc.) The ARK Portfolio will typically have a dollar-weighted average maturity of between 3 and 10 years, while the VISION Fund has no stated dollar-weighted average maturity.

     Because their objectives and strategies are similar, the VISION Fund and the ARK Portfolio are subject to similar risks - interest rate risks, credit risks, call risks and prepayment risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. Prepayment risk is the risk posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities. Because the VISION Fund may have a longer average maturity, it may be more subject to interest rate risk than the ARK Portfolio.

ARK INCOME PORTFOLIO to be acquired by VISION INCOME FUND

     Because it is proposed that ARK Income Portfolio will reorganize into VISION Income Fund, which has been organized for the sole purpose of continuing the operations of ARK Income Portfolio, the investment objectives, policies and risks of the two funds are identical.

     The Funds' investment objectives are identical, in that both funds seek primarily current income and secondarily capital growth. The Funds seek their investment objectives by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Advisers will generally select investment-grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Funds' total assets in lower-rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Funds' investments will vary depending on market conditions, but will be between 5 and 20 years.

     In selecting securities for the Funds, the Advisers consider a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisers will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

     Since both Funds propose to invest in identical securities, an investment in the VISION Fund will present identical risks to investing in the ARK Portfolio. They are both subject to interest rate risks, credit risks, prepayment risks, call risks and risks associated with non-investment grade securities. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Prepayment risk is the risk posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. Non-investment grade risks refer to junk bonds, which involve greater risks of default or downgrade and are more volatile than investment-grade securities.

ARK BALANCED PORTFOLIO to be acquired by VISION BALANCED FUND

     Because it is proposed that ARK Balanced Portfolio will reorganize into VISION Balanced Fund, which has been organized for the sole purpose of continuing the operations of ARK Balanced Portfolio, the investment objectives, policies and risks of the two Funds are identical.

     The Funds' investment objectives are identical, in that both Funds seek total return. The Funds seek their investment objectives by investing primarily in a diverse portfolio of common stocks and investment-grade fixed income securities. The advisers intend to select common stocks of mid-sized and larger companies (companies with a market capitalization of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Funds, the advisers consider each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The advisers will also purchase investment-grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Advisers will adjust the Funds' asset mix based on their analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Funds maintain at least 25% of their total assets in fixed-income senior securities.

     In selecting securities for the Funds, the advisers attempt to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The advisers will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Funds' fixed income securities may vary depending on market conditions, but will typically be between 5 and 20 years.

     Since both Funds invest in similar securities, an investment in the VISION Fund will present identical risks to investing in the ARK Portfolio. With respect to the equity portion of their portfolios, both Funds are subject to the risk that stock prices will fall over short or extended periods of time; the risk related to company size, which is posed by mid and, to a larger extent, small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital; the risk of investing for growth, which is that due to their relatively high valuations, growth stocks are typically more volatile than value stocks; and the risk of investing for value, which is that due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in a rising market. With respect to the fixed income portion of their portfolios, both Funds are subject to interest rate risks, prepayment risks, credit risks and call risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. Prepayment risk is the risk posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. Both Funds are subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully.

ARK EQUITY INCOME PORTFOLIO to be acquired by VISION EQUITY INCOME FUND

     Because it is proposed that ARK Equity Income Portfolio will reorganize into VISION Equity Income Fund, which has been organized for the sole purpose of continuing the operations of ARK Equity Income Portfolio, the investment objectives, policies and risks of the two funds are identical.

     The Funds' investment objectives are identical, in that both Funds seek current income and growth of capital. Both Funds seek their investment goals by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Funds' net assets will be invested in dividend-paying equity securities. The Funds may purchase to a limited extent convertible and preferred stocks and investment-grade fixed income securities. The Funds' advisers intend to build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

     In selecting securities for the Funds, the advisers intend to purchase stocks of high-quality companies that have consistently paid dividends. In addition, the advisers generally expect to invest in stocks of companies whose securities are attractively valued relative to comparable investments.

     Since both Funds propose to invest in identical securities, an investment in the VISION Fund will present identical risks to investing in the ARK Portfolio. They are both subject to the risk that stock prices will fall over short or extended periods of time. Also, the Funds are subject to risks related to investing for value; due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in a rising market. In addition, both Funds are subject to risks related to company size. The medium capitalization companies the Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

VISION LARGE CAP CORE FUND, ARK BLUE CHIP EQUITY PORTFOLIO AND ARK VALUE EQUITY PORTFOLIO, each to be acquired by VISION LARGE CAP STOCK FUND

     The VISION Large Cap Stock Fund (the "Acquiring Fund") has recently been organized to continue the operations of the VISION Large Cap Core Fund, ARK Blue Chip Equity Portfolio and ARK Value Equity Portfolio. Furthermore, the Acquiring Fund will become the accounting survivor to the financial history and performance record of the ARK Value Equity Portfolio, and both of these Funds have an investment objective of growth of principal which, in turn, is similar to that of VISION Large Cap Core Fund and ARK Blue Chip Equity (long-term capital appreciation).

     The Acquiring Fund seeks its investment goal by investing at least 80% of the value of its assets in a diversified portfolio of common stocks and other equity securities of large capitalization U.S. issuers. In selecting investments for the Acquiring Fund, the adviser will emphasize stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The adviser will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The advisers' investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

     Since all four Funds propose to invest in similar securities, an investment in the Acquiring Fund is expected to present similar risks to investing in the three Acquired Funds. Each is subject to stock market risks, which is the risk posed by the fact that the value of equity securities rises and falls, and the risk of investing for growth, which is that due to their relatively high valuations, growth stocks are typically more volatile than value stocks.



ARK EQUITY INDEX PORTFOLIO to be acquired by VISION EQUITY INDEX FUND

     Because it is proposed that ARK Equity Index Portfolio will reorganize into VISION Equity Index Fund, which has been organized for the sole purpose of continuing the operations of ARK Equity Index Portfolio, the investment objectives, policies and risks of the two Funds are identical.

     The Funds' investment objectives are identical, in that both Funds seek investment results that correspond to the performance of the Standard & Poor's 500 Index ("S&P 500"). Both Funds seek their investment goals by investing in substantially all of the securities listed in the S&P 500, which is composed of 500 selected securities (mostly common stocks). Under normal circumstances, the Funds invest at least 80% of the value of their net assets in equity securities of companies included in the S&P 500. The Funds are managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Funds will seek to approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

     Both Funds may invest to a limited extent in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Funds may invest in these contracts and options in an attempt to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

     Although the Funds will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Funds' performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Funds. The Funds attempt to achieve a 95% or better correlation between the performance of the Funds and that of the S&P 500.

     Since both Funds propose to invest in similar securities, an investment in the VISION Fund will present identical risks to investing in the ARK Portfolio. They are both subject to the risk that stock prices will fall over short or extended periods of time. Also, due to additional expenses borne by the Funds which are not borne by the Funds' benchmark index, the Funds may not achieve their investment objective of accurately correlating to the index.

ARK CAPITAL GROWTH PORTFOLIO to be acquired by VISION MULTI-CAP GROWTH FUND

     Because it is proposed that ARK Capital Growth Portfolio will reorganize into VISION Multi-Cap Growth Fund, which has been organized for the sole purpose of continuing the operations of ARK Capital Growth Portfolio, the investment objectives, policies and risks of the two funds are identical.

     The Funds' investment objectives are identical, in that both funds seek long-term capital appreciation. The Funds seek their investment goals by investing primarily in common stocks and securities convertible into common stocks. The Funds' advisers intend to build a broadly diversified portfolio of stocks with above-average capital growth potential.

     In selecting securities for the Funds, the advisers intend to purchase securities of well-known, established companies and small- and mid-size companies (companies with market capitalizations of $15 billion or less). In evaluating securities for the Funds, the Advisers consider each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

     Since both Funds propose to invest in similar securities, an investment in the VISION Fund will present identical risks to investing in the ARK Portfolio. They are both subject to the risk that stock prices will fall over short or extended periods of time. Both Funds are also subject to risk related to company size, which is posed by mid and small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small market capitalization stocks. In addition, both Funds are subject to risks related to investing for growth; due to their relatively high valuations, growth stocks are typically more volatile than value stocks.



ARK MID-CAP EQUITY PORTFOLIO to be acquired by VISION MID CAP GROWTH FUND

     Because it is proposed that ARK Mid-Cap Equity Portfolio will reorganize into VISION Mid Cap Growth Fund, which has been organized for the sole purpose of continuing the operations of ARK Mid-Cap Equity Portfolio, the investment objectives, policies and risks of the two funds are identical.

     The Funds' investment objectives are identical, in that both funds seek long-term capital appreciation. The Funds seek their investment goals by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Funds invest at least 80% of the value of their net assets in equity securities of mid-cap companies with market capitalizations of $1 billion to $15 billion. The Advisers choose stocks of mid-cap companies that have significant growth potential.

     In selecting securities for the Funds, the Advisers purchase securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisers may invest up to 20% of the Funds' assets in medium-sized companies with relatively low or unrecognized market valuations.

     Since both Funds propose to invest in similar securities, it is expected that an investment in the VISION Fund will present identical risks to investing in the ARK Portfolio. They are both subject to the risk that stock prices will fall over short or extended periods of time. Both funds are also subject to risk related to company size, which is posed by mid and small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small market capitalization stocks. In addition, both Funds are subject to risks related to investing for growth; due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

ARK SMALL CAP EQUITY PORTFOLIO to be acquired by VISION SMALL CAP GROWTH FUND

     Because it is proposed that ARK Small Cap Equity Portfolio will reorganize into VISION Small Cap Growth Fund, which has been organized for the sole purpose of continuing the operations of ARK Small Cap Equity Portfolio, the investment objectives, policies and risks of the two funds are identical.

     The Funds' investment objectives are identical, in that both funds seek long-term capital appreciation. The Funds seek their investment goals by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Funds invest at least 80% of the value of their net assets in equity securities of small-cap companies. The advisers define small-cap companies as companies with a market capitalization of $2 billion or less. The advisers purchase stocks of smaller companies that are in the early stages of development and which the advisers believe have the potential to achieve substantial long-term earnings growth. The Funds may also invest a limited percentage of their assets in foreign securities and fixed income securities.

     In selecting investments for the Funds, the advisers will purchase securities of small-cap U.S. companies with strong earnings growth potential. The Advisers may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The advisers may invest up to 20% of the Fund's assets in stocks of smaller companies that they believe are undervalued relative to their assets, earnings or growth potential.

     Since both Funds propose to invest in similar securities, an investment in the VISION Fund will present identical risks to investing in the ARK Portfolio. They are both subject to the risk that stock prices will fall over short or extended periods of time. Both funds are also subject to risk related to company size, which is posed by mid and small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small market capitalization stocks. In addition, both Funds are subject to foreign securities risk, which include exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

ARK INTERNATIONAL EQUITY PORTFOLIO AND ARK EMERGING MARKETS EQUITY PORTFOLIO, each to be acquired by VISION INTERNATIONAL EQUITY FUND

     The investment objective of each Fund is substantially similar in that each seeks long-term capital appreciation by investing in non-U.S. equity securities. The principal investment strategy of the VISION International Equity Fund (the "Acquiring Fund") is to invest primarily in countries listed in the Morgan
Stanley Capital International European, Australasia Far East Index and the Acquiring Fund invests primarily in large cap companies whereas (i) the ARK International Equity Portfolio may invest in issuers located in any non-U.S. country; and (ii) the ARK Emerging Markets Portfolio focuses on emerging market countries.

     Because their objectives and strategies are similar, the Acquiring Fund and the two ARK Portfolios are subject to similar risks - stock market risks, risks of foreign investing and currency risks. Stock market risk is the risk that stock prices will fall over short or extended periods of time. Investing in foreign countries poses additional risks since political economic events unique to a country or region will affect those markets and their issuers. Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. The ARK Portfolios are also subject to company size risk, which is posed by mid and, to a larger extent, small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. The ARK Emerging Markets Portfolio is subject to additional risk because the foreign country risk is even greater for investments in emerging countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

ARK SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO, ARK SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO, ARK SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO AND ARK SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO, each to be acquired by VISION SOCIAL BALANCED FUND

     The VISION Social Balanced Fund (the "Acquiring Fund") is a balanced fund, and will allocate its assets between equity securities and fixed income securities. Thus, it will represent a blend of the four ARK Social Issues Portfolios, three of which invest primarily in equity securities, and one of which invests primarily in fixed income securities. Accordingly, the Acquiring Fund's investment objective is total return, consisting of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities. This objective, therefore, has elements of the long-term capital appreciation objective of the three equity ARK Social Issues Portfolios and the current income objective of the ARK Social Issues Intermediate Fixed Income Portfolio.

     The Acquiring Fund will seek its investment goal by investing primarily in a diversified portfolio of common stocks and investment-grade fixed income securities. The adviser will select common stocks of mid-sized and larger companies (companies with a market capitalization of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Acquiring Fund, the adviser considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The adviser will also purchase investment-grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The adviser will adjust the Acquiring Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Acquiring Fund will maintain at least 25% of its total assets in fixed-income securities.

     In selecting securities for the Acquiring Fund, the adviser will attempt to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The adviser will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Acquiring Fund's fixed income securities may vary, depending on market conditions, but will typically be between 5 and 20 years.

     Both the Acquiring Fund's and the ARK Portfolios' investments are subject to broad-based social screens designed to meet the needs of many socially responsible investors. In selecting securities for the Funds, the advisers will exclude securities that do not meet the social issues criteria established for the Funds (i.e., securities of companies that engage in the tobacco and alcohol, gambling, nuclear power, weapons or abortion and contraceptives business).

     With respect to the equity portion of its portfolio, the Acquiring Fund is subject to the risk that stock prices will fall over short or extended periods of time; the risk related to company size, which is posed by mid and, to a larger extent, small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital; the risk of investing for growth, which is that due to their relatively high valuations, growth stocks are typically more volatile than value stocks; and the risk of investing for value, which is that due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market. With respect to the fixed income portion of its portfolio, the Acquiring Fund is subject to interest rate risks, prepayment risks, credit risks and call risks. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. Prepayment risk is the risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. The Acquiring Fund is subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. By contrast, the risks for the three equity ARK Social Issues Portfolios are primarily stock market risks, risks relating to growth, risks relating to value, risks relating to company size and risks of foreign investing, while the primary risks for the fixed income ARK Social Issues Portfolio are interest rate risks, credit risks, call risks and prepayment risks.

INVESTMENT LIMITATIONS - EACH ACQUIRING FUND AND ACQUIRED FUND

     In addition to the objectives and policies described above, each Acquiring Fund and Acquired Fund is subject to certain investment limitations which are substantially similar to one another, and to certain additional investment policies, all as described in the Prospectuses and Statements of Additional Information of the respective Acquiring VISION Funds dated May 15, 2003, the Prospectus and Statement of Additional Information of the respective Acquired VISION Fund dated June 30, 2002, as amended and/or supplemented, and the Prospectuses and Statements of Additional Information of the ARK Portfolios dated August 31, 2002 (October 1, 2002 in the case of Class C Shares), which set forth in full the investment objectives, policies and limitations of each VISION Fund and ARK Fund, all of which are incorporated by reference herein.

     A full description of the risks inherent in the investment in each Acquiring VISION Fund, Acquired VISION Fund and ARK Portfolio is also set forth in their respective Prospectuses and Statements of Additional Information of the same date.

      Comparative Fee Tables

     The following comparative fee tables show the fees for each Acquired Fund and its corresponding Acquiring Fund as of April 30, 2002. The pro forma column shows the Acquiring Fund's fees assuming the Reorganization is approved. Shareholders will not incur any sales charge in connection with the reorganization when their shares in an Acquired Fund are exchanged for shares in the corresponding Acquiring Fund.


     VISION Institutional  Limited duration u.s. Government fund, ARk short-term
treasury   portfolio  and  VISION  Short   duration   government   bond  fund  -
Institutional I Shares Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the VISION Institutional Limited Duration U.S. Government Fund, ARK Short-Term Treasury Portfolio and VISION Short-Term Government Bond Fund Pro Forma Combined - Institutional I Shares.


                                                      VISION                            VISION
                                                      Institutional                     Short
                                                      Limited                           Duration
                                                      Duration          ARK             Government
                                                      U.S.              Short-Term      Bond Fund
Shareholder Fees                                      Government        Treasury        Pro Forma
                                                      Fund              Portfolio       Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      3.00%             None            None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None              None            None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None              None            None
percentage of offering price)
Redemption Fee (as a percentage of amount             None              None            None
redeemed, if applicable)
Exchange Fee                                          None              None            None


Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.60%2            0.35%           0.60%8
Distribution (12b-1) Fee                              0.25%3            None            None
Shareholder Services Fee                              0.25%4            0.15%6          0.25%9
Other Expenses                                        0.23%             0.25%           0.20%
Total Annual Fund Operating Expenses                  1.33%             0.75%           1.05%


1 With respect to VISION Institutional Limited Duration U.S. Government
  Fund, although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ended April 30, 2003.
  With respect to ARK Short-Term Treasury Portfolio, as a result of contractual or voluntary waivers the adviser and shareholder services provider waived certain amounts for the fiscal year ended April 30,
  2002.  With respect to VISION Short Duration Government Bond Fund Pro
  Forma Combined, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses                      0.65%    0.08%    0.36%
  Total Actual Annual Fund Operating Expenses         0.68%5   0.67%7   0.69%
  (after waivers)
2 With respect to Institutional Limited Duration U.S. Government Fund,
  the management fee paid (after anticipated voluntary waiver) is expected to be 0.40% for the fiscal year ending April 30, 2003.
3    With respect to Institutional Limited Duration U.S. Government
  Fund, the Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended April 30, 2002.  If the Fund were accruing or paying the distribution (12b-1) fee, they would be able to pay up to
  0.25% of average daily net assets.  See "Fund Management,
  Distribution and Administration".  This voluntary waiver can be terminated at any time.
4    With respect to Institutional Limited Duration U.S. Government
  Fund, the shareholder services fee to be paid (after anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending
  April 30, 2003.
5    With respect to Institutional Limited Duration U.S. Government
  Fund, Total Actual Annual Operating Expenses (after anticipated voluntary waivers) are based on the anticipated expenses for the fiscal year ending April 30, 2003.  Total Annual Operating Expenses
  (after waivers) were 0.63% for the fiscal year ended April 30, 2002.
6    With respect to Ark Short-Term Treasury Portfolio, a portion of the shareholder services fee has been voluntarily waived.  The shareholder services fee paid by Ark Short-Term Treasury Portfolio
  (after the voluntary waiver) was 0.07%. This voluntary waiver can be terminated at any time.
7    With respect to Ark Short-Term Treasury Portfolio, the Advisor has
  agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding 0.67% until August 31, 2003.
8    With respect to VISION Short Duration U.S. Government Bond Fund, the adviser expects to voluntarily waive a portion of the management fee. The management fee paid by the Institutional I Shares (after the anticipated voluntary waiver is expected to be 0.49% for the fiscal year ending April 30, 2004.
9 With respect to VISION Short Duration U.S. Government Bond Fund, a portion of the shareholder services fee for the Fund's Institutional
  I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Institutional I Shares (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the VISION Institutional Limited Duration U.S. Government Fund, ARK Short-Term Treasury Portfolio and the VISION Short Duration Government Bond Fund Pro Forma Combined will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares or Institutional I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional or Institutional I Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                       Vision                              VISION Short
                       Institutional     ARK Short-Term    Duration
                       Limited           Treasury          Government Bond
                       Duration U.S.     Portfolio         Fund
                       Government Fund                     Pro Forma
                                                           Combined
  1 Year               $431              $68               $107
  3 Years              $709              $232              $334
  5 Years              $1,007            $409              $579
  10 Years             $1,853            $923              $1,283


     Ark short-term treasury portfolio and VISION SHort duration Government Bond Fund Pro Forma

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Short-Term Treasury Portfolio and VISION Short Duration Government Bond Fund Pro Forma - Class A Shares.



                                                      ARK          VISION
                                                      Short-Term   Short
                                                      Treasury     Duration
Shareholder Fees                                      Portfolio    Government
                                                                   Bond Fund
                                                                   Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None          4.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None          None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None          None
percentage of offering price)
Redemption Fee (as a percentage of amount             None          None
redeemed, if applicable)
Exchange Fee                                          None          None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.35%    0.60%5
Distribution (12b-1) Fee                              0.40%2   0.25%6
Shareholder Services Fee                              0.15%3   0.25%7
Other Expenses                                        0.25%    0.20%
Total Annual Fund Operating Expenses                  1.15%    1.30%
1 With respect to ARK Short-Term Treasury Portfolio, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2002. . With respect to VISION Short Duration Government Bond Fund Pro Forma, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses                      0.24%    0.51%
  Total Actual Annual Fund Operating Expenses         0.91%4   0.79%
  (after waivers)
2    With respect to ARK Short-Term Treasury Portfolio a portion of the distribution (12b-1) fee has been voluntarily waived. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.31% for the fiscal year ended April 30, 2002.
3    With respect to ARK Short-Term Treasury Portfolio the shareholder services fee has been voluntarily waived. The shareholder services provider this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
4    With respect to Ark Short-Term Treasury Portfolio, the adviser has agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding 0.91% until August 31, 2003.
5   With respect to VISION Short-Term Government Bond Fund Pro Forma, the
  adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the VISION Short Duration Government Bond Fund (after the anticipated voluntary waiver) is expected to be 0.49% for the fiscal year ending April 30, 2004.
6   With respect to VISION Short Duration Government Bond Fund Pro Forma,
  a portion of the distribution (12b-1) fee for the Fund's' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2004.
7   With respect to VISION Short Duration Government Bond Fund Pro Forma,
  the shareholder services fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.


-------------------------------------------------------------------------------

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Short-Term Treasury Portfolio and the VISION Short Duration Government Bond Fund Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary
- Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                         VISION Short
                       ARK Short-Term    Duration
                       Treasury          Government
                       Portfolio         Bond Fund
                                         Pro Forma
  1 Year               $93               $576
  3 Years              $342              $848
  5 Years              $610              $1,131
  10 Years             $1,376            $1,947


     ARK Value equity portfolio, ARK Blue CHip Equity Portfolio and VIsion large cap stock fund Pro Forma Combined - Institutional I Shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Value Equity Portfolio, ARK Blue Chip Equity Portfolio and VISION Large Cap Stock Fund Pro Forma Combined- Institutional I Shares.


                                                                                VISION
                                                                                Large Cap
                                                      ARK                       Stock Fund
                                                      Value        ARK Blue     Pro Forma
Shareholder Fees                                      Equity       Chip         Combined
                                                      Portfolio    Equity
                                                                   Portfolio
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None           None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None           None        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None           None        None
percentage of offering price)
Redemption Fee (as a percentage of amount             None           None        None
redeemed, if applicable)
Exchange Fee                                          None           None        None


Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.00%2   0.70%4     0.85%
Distribution (12b-1) Fee                              None     None       None
Shareholder Services Fee                              0.15%    0.15%      0.25%6
Other Expenses                                        0.20%    0.20%      0.19%
Total Annual Fund Operating Expenses                  1.35%    1.05%      1.29%
1 As a result of contractual and voluntary waivers, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the ARK Equity Value Portfolio and
  ARK Blue Chip Equity Portfolio actually paid for the fiscal year ended
  April 30, 2002. With respect to VISION Large Cap Stock Fund Pro Forma Combined, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending
  April 30, 2004.
  Total Waivers of Fund Expenses                      0.12%    0.06%      0.19%
  Total Actual Annual Fund Operating Expenses         1.23%3   0.99%5     1.10%
  (after waivers)
2 With respect to ARK Value Equity Portfolio, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by ARK Value
  Equity Portfolio (after the voluntary waiver) was 0.88% for the fiscal year ended April 30, 2002.
3    With respect to ARK Value Equity Portfolio, the adviser has agreed contractually to waive fees and reimburse expenses for Institutional I
  Shares in order to keep total operating expenses from exceeding 1.23%
  until August 31, 2003.
4   With respect to ARK Blue Chip Equity Portfolio, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time.  The management fee paid by ARK Blue Chip Equity Portfolio (after the voluntary waiver) was
  0.64% for the fiscal year ended April 30, 2002.
5    With respect to ARK Blue Chip Equity Portfolio, the adviser has agreed contractually to waive fees and reimburse expenses for
  Institutional I Shares in order to keep total operating expenses from exceeding 0.99% until August 31, 2003.
6   With respect to VISION Large Cap Stock Fund, a portion of the shareholder services fee for the Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by VISION Large Cap Stock Fund, Institutional I Shares Pro Forma Combined
  (after the anticipated voluntary waiver) is expected to be 0.06% for the fiscal year ending April 30, 2004.


-------------------------------------------------------------------------------

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Value Equity Portfolio and ARK Blue Chip Equity Portfolio and VISION Large Cap Stock Fund Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Institutional I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional I Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                                         VISION Large Cap
                              ARK                        Stock Fund
                              Value      ARK Blue Chip   Pro Forma
                              Equity     Equity          Combined
                              Portfolio  Portfolio
  1 Year                      $125       $101            $131
  3 Years                     $416       $328            $409
  5 Years                     $728       $574            $708
  10 Years                    $1,613     $1,277          $1,556


     ARK Value equity portfolio, ARK Blue Chip Equity Portfolio, VISION Large Cap Core Fund and Vision Large cap stock Fund Pro forma combined - Class A Shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Value Equity Portfolio, ARK Blue Chip Equity Portfolio, VISION Large Cap Core Fund and VISION Large Cap Stock Fund Pro Forma Combined-Class A Shares.

                                                                                   VISION
                                                                                   Large Cap
                                                ARK       ARK                      Stock Fund
                                                Value     Blue          VISION     Pro Forrma
Shareholder Fees                                Equity    Chip          Large Cap  Combined
                                                Portfolio Equity        Core Fund
                                                          Portfolio
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on          4.75%1    4.75% 1         5.50%      5.50%
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or        None 2    None 2          None       None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                 None      None            None       None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount       None 3    None 3          None       None
redeemed, if applicable)
Exchange Fee                                    None      None            None       None

Annual  Fund   Operating   Expenses
(Before Waivers) 4
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                                  1.00% 5   0.70%          0.85%      0.85%
Distribution (12b-1) Fee                        0.40% 6   0.55% 9        0.25%12    0.25% 15
Shareholder Services Fee                        0.15% 7   0.15% 10       0.25%13    0.25% 16
Other Expenses                                  0.20%     0.20%          0.25%      0.19%
Total Annual Fund Operating Expenses            1.75%     1.60%          1.60%      1.54%


1    This sales charge varies depending on how much you invest.  See
  "Purchasing Portfolio Shares."
2   If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date.  See "Purchasing Portfolio Shares."
3   If redemption proceeds are wired to a bank account, a $10 fee is applicable.
4 With respect to ARK Value Equity Portfolio and ARK Blue Chip Portfolio,
  as a result of contractual obligations or voluntary waivers, the adviser, distributor and shareholder services provider waived certain
  amounts.   These are shown below along with the net expenses ARK Value
  Equity Portfolio and ARK Blue Chip Equity Portfolio actually paid for
  the fiscal year ended April 30, 2002.   With respect to VISION Large
  Cap Core Fund, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2003.  With respect to VISION Large Cap Stock Fund Pro
  Forma Combined, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses                0.37%   0.46%  0.35%      0.27%
  Total Actual Annual Fund Operating            1.38%8  1.14%111.25%14    1.27%
  Expenses (after waivers)
5 With respect to ARK Value Equity Portfolio, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by ARK Value
  Equity Portfolio (after the voluntary waiver) was 0.93% for the fiscal year ended April 30, 2002.
6   With respect to ARK Value Equity Portfolio, a portion of the distribution (12b-1) fee has been voluntarily waived.  This voluntary waiver can be terminated at any time.  The distribution (12b-1) fee paid by ARK Value Equity Portfolio (after the voluntary waiver) was
  0.25% for the fiscal year ended April 30, 2002.
7   With respect to Ark Value Equity Portfolio, the shareholder services fee has been voluntarily waived.  This voluntary waiver can be terminated at any time. The shareholder services fee paid by Ark Value
  Equity Portfolio (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
8    With respect to ARK Value Equity Portfolio, the adviser has agreed to contractually to waive fees and reimburse expenses for Class A
  Shares in order to keep total operating expenses from exceeding 1.38%
  until August 31, 2003.
9   With respect to ARK Blue Chip Equity Portfolio, a portion of the distribution (12b-1) fee has been voluntarily waived.  This voluntary waiver can be terminated at any time.  The distribution (12b-1) fee paid by ARK Blue Chip Equity Portfolio (after the voluntary waiver) was
  0.24% for the fiscal year ended April 30, 2002.
10   With respect to Ark Blue Chip Equity Portfolio, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by Ark Blue
  Chip Equity Portfolio (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
11    With respect to ARK Blue Chip Equity Portfolio, the adviser has agreed to contractually to waive fees and reimburse expenses for Class
  A Shares in order to keep total operating expenses from exceeding 1.14%
  until August 31, 2003.
12    With respect to VISION Large Cap Core Fund, the Fund did not pay or
  accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2002.  If VISION Large Cap Core Fund was accruing or paying the distribution (12b-1) fee, it would be able to pay up to 0.25% of the Fund's average daily net assets. See "Fund Management, Distribution and Administration." This voluntary waiver can be terminated at any time.
13   With respect to VISION Large Cap Core Fund, the fee paid by Class A
  Shares (after anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending April 30, 2002. This voluntary waiver can be terminated at any time.
14    With respect to Large Cap Core Fund's Class A Shares, Total Actual
  Annual Operating Expenses (after anticipated voluntary waivers) are based on anticipated expenses for the fiscal year ending April 30,
  2003.  Total Annual Operating Expenses (after waivers) were 1.09% for the fiscal year ended April 30, 2002.
15  With respect to VISION Large Cap Stock Fund, a portion of the distribution (12b-1) fee of Class A Shares is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time.  The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2004.
16   With respect to VISION Large Cap Stock Fund, the shareholder services fee for Class A Shares is expected to be voluntarily waived.
  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by VISION Large Cap Stock Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.


-------------------------------------------------------------------------------

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Value Equity Portfolio, ARK Blue Chip Equity Portfolio, VISION Large Cap Core Fund and VISION Large Cap Stock Fund Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Funds' Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waiver as shown in the Table and remain the same.
     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                                              VISION Large
                              ARK        ARK Blue                             Cap
                              Value      Chip Equity       VISION Large Cap   Stock Fund
                              Equity     Portfolio         Core Fund          Pro Forma
                              Portfolio                                       Combined
  1 Year                      $609       $586              $704               $698
  3 Years                     $966       $913              $1,027             $1,010
  5 Years                     $1,346     $1,263            $1,373             $1,343
  10 Years                    $2,410     $2,248            $2,346             $2,284


ARK Value equity portfolio, ARK Blue Chip Equity Portfolio, VISION Large Cap Core Fund and VISION Large Cap Stock Fund pro forma combined- Class B Shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Value Equity Portfolio, ARK Blue Chip Equity Portfolio, VISION Large Cap Core Fund and VISION Large Cap Stock Fund Pro Forma Combined-Class B Shares.



                                                                                   VISION
                                                                                   Large Cap
                                                           ARK                     Stock Fund
                                             ARK           Blue         VISION     Pro Forma
Shareholder Fees                             Value         Chip         Large Cap  Combined
                                             Equity        Equity       Core Fund
                                             Portfolio     Portfolio
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering       None           None          None       None
price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or     5.00%1         5.00%1        5.00%      5.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other              None           None          None       None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount    None2          None2         None       None
redeemed, if applicable)
Exchange Fee                                 None           None          None       None

Annual  Fund  Operating   Expenses   (Before
Waivers)3
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                               1.00%4         0.70%6      0.85%      0.85%
Distribution (12b-1) Fee                     0.75%          0.75%       0.75%      0.75%
Shareholder Services Fee                     0.25%          0.25%       0.25%      0.25%
Other Expenses                               0.20%          0.20%       0.25%      0.19%
Total Annual Fund Operating Expenses         2.20%          1.90%       2.10%      2.04%


1    A sales charge is imposed if you sell Class B Shares within six years of your purchase.  See "Selling Portfolio Shares."
2    If redemption proceeds are wired to a bank account, a $10 fee is applicable.
3 With respect to ARK Value Equity and ARK Blue Chip Equity Portfolio, as
  a result of contractual obligations, the adviser, waived certain amounts.  These are shown below along with the net expenses the ARK
  Value Equity Portfolio and ARK Blue Chip Equity Portfolio actually paid for the fiscal year ended April 30, 2002.  With respect to VISION Large
  Cap Core Fund, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2003.  With respect to VISION Large Cap Stock Fund Pro
  Forma Combined, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses             0.12%     0.06%   0.00%      0.00%
  Total Actual Annual Fund Operating         2.08%5    1.84%7  2.10%8     2.04%
  Expenses (after waivers)
4 With respect to ARK Value Equity Portfolio, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by ARK Value
  Equity Portfolio (after the voluntary waiver) was 0.88% for the fiscal year ended April 30, 2002.
5    With respect to ARK Value Equity Portfolio, the adviser has agreed to contractually to waive fees and reimburse expenses for Class A
  Shares in order to keep total operating expenses from exceeding 2.08%
  until August 31, 2003.
6   With respect to ARK Blue Chip Equity Portfolio, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by ARK Blue Chip Equity Portfolio (after voluntary waiver) was 0.64%
  for the fiscal year ended April 30, 2002.
7    With respect to Blue Chip Equity Portfolio, the adviser has agreed contractually to waive fee and reimburse expenses for Class B Shares in order to keep total operating expenses from exceeding 1.84% until
  August 31, 2003.
8    With respect to VISION Large Cap Core Fund's Class A Shares, Total
  Actual Annual Operating Expenses (after anticipated voluntary waivers) are based on anticipated expenses for the fiscal year ending April 30, 2003. Total Annual Operating Expenses (after waivers) were 2.07% for the fiscal year ended April 30, 2002.


-------------------------------------------------------------------------------

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Value Equity Portfolio, ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund and VISION Large Cap Stock Fund Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class B Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



  ARK Value Equity            1 Year     3 Years           5 Years            10 Years
  Portfolio
     Expenses assuming        $711       $977              $1,369             $2,411
  redemption
      Expenses assuming no    $211       $677              $1,169             $2,411
  redemption
  ARK Blue Chip Equity
  Portflio
       Expenses assuming      $687       $891              $1,221             $2,139
  redemption
       Expenses assuming      $187       $591              $1,021             $2,139
  no redemption
  VISION Large Cap Core
  Fund
       Expenses assuming      $713       $958              $1,329             $2,304
  redemption
        Expenses assuming     $213       $658              $1,129             $2,304
  no redemption
  VISION Large Cap Stock
  Fund Pro Forma Combined
       Expenses assuming      $707       $940              $1,298             $2,369
  redemption
        Expenses assuming     $207       $640              $1,098             $2,369
  no redemption


ARK MID CAP EQUITY PORTFOLIO AND VISION MID CAP GROWTH FUND PRO FORMA - CLASS A SHARES
Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Mid Cap Equity Portfolio and the VISION Mid Cap Growth Fund Pro Forma- Class A Shares.

                                                      ARK       VISION
                                                      Mid Cap   Mid Cap Growth
                                                      Equity    Fund
                                                      Portfolio Class A
                                                      Class A   Shares
Shareholder Fees                                      Shares    Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      4.75%1       5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None2        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None3        None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)4
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.80%        0.85%8
Distribution (12b-1) Fee                              0.40%5       0.25%9
Shareholder Services Fee                              0.15%6       0.25%10
Other Expenses                                        0.23%        0.31%
Total Annual Fund Operating Expenses                  1.58%        1.66%
1   With respect to the ARK Mid Cap Equity Portfolio Class A Shares, this sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
------------------------------------------------------------------------------
2   With respect to the ARK Mid Cap Equity Portfolio Class A Shares, If you
  purchase Class A Shares of $1 million or more without a sales charge, a
  CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
3   With respect to the ARK Mid Cap Equity Portfolio Class A Shares, if
  redemption proceeds are wired to a bank account, a $10 fee is applicable.
4 With respect to the ARK Mid Cap Equity Portfolio Class A Shares, as a
  result of contractual obligations and voluntary waivers, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Mid Cap Growth Fund Class A Shares Pro Forma, although not contractually obligated to do so, the adviser , distributor and shareholder services provider expect to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.29%        0.37%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.29%7       1.29%
  (after waivers)
5    With respect to the ARK Mid Cap Equity Portfolio Class A Shares, a
  portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the ARK Mid Cap Equity Portfolio Class A Shares (after the voluntary waiver) was 0.26% for the fiscal year ended April 30, 2002.
6    With respect to the ARK Mid Cap Equity Portfolio Class A Shares, the
  shareholder services fee has been voluntarily waived.  This voluntary waiver can be terminated at any time. The shareholder services fee paid by the ARK Mid Cap Equity Portfolio Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
7    With respect to ARK Mid Cap Equity Portfolio Class A Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.29% until August 31, 2003.
8  With respect to VISION Mid Cap Growth Fund Class A Shares Pro Forma, the
  adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by VISION Mid Cap Growth Fund Class A Shares Pro Forma (after anticipated voluntary waiver) is expected to be 0.80% for the fiscal year ending April 30, 2004.
9   With respect to the VISION Mid Cap Growth Fund Class A Shares Pro Forma,
  a portion of the distribution (12b-1) fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by VISION Mid Cap Growth Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2004.
10   With respect to the VISION Mid Cap Growth Fund Class A Shares Pro Forma,
  a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Mid Cap Growth Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Mid Cap Equity Portfolio Class A Shares and the VISION Mid Cap Growth Fund Class A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".




  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in ARK Mid Cap Equity Portfolio Class A Shares and VISION Mid Cap Growth Fund Class A Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                         VISION Mid Cap
                       ARK Mid Cap       Growth Fund
                       Equity            Class A Shares
                       Portfolio         Pro Forma
                       Class A Shares
  1 Year               $600              $709
  3 Years              $923              $1,045
  5 Years              $1,268            $1,403
  10 Years             $2,241            $2,407


     ARK MID cap Equity portfolio and VISION mid cap growth pro forma - institutional i shares Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Mid Cap Equity Portfolio and VISION Mid Cap Growth Fund Pro Forma - Institutional I Shares.



                                                                     VISION
                                                      ARK            Mid Cap Growth
                                                      Mid Cap        Fund
                                                      Equity         Institutional
                                                      Portfolio      I
Shareholder Fees                                      Institutional  Shares
                                                      I Shares       Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption   None          None
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None          None
percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,   None          None
if applicable)
Exchange Fee                                          None          None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.80%2        0.85%4
Distribution (12b-1) Fee                              None          None
Shareholder Services Fee                              0.15%         0.25%5
Other Expenses                                        0.23%         0.31%
Total Annual Fund Operating Expenses                  1.18%         1.41%


1 With respect to the ARK Mid Cap Equity Portfolio Institutional I Shares,
  as a result of contractual obligations, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Mid Cap Growth Fund Institutional I Shares Pro Forma, although not contractually obligated to do so, adviser and shareholder services provider expect to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.05%         0.28%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.13%3        1.13%
  (after waivers)
2    With respect to the ARK Mid Cap Equity Portfolio Institutional I
  Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the contractual waiver) was 0.75% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
3    With respect to ARK Mid Cap Equity Portfolio, Institutional I Shares,
  the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.13% until August 31, 2003.
4   With respect to the VISION Mid Cap Growth Fund Institutional I Shares
  Pro Forma, a portion of the management fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The management fee paid by the VISION Mid Cap Growth Fund Institutional I Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.80% for the fiscal year ending April 30, 2004.
5   With respect to the VISION Income Fund Institutional I Shares Pro Forma,
  a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Mid Cap Growth Fund Institutional I Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.02% for the fiscal year ending April 30, 2004.


------------------------------------------------------------------------------

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Mid Cap Equity Portfolio Institutional I Shares and the VISION Mid Cap Growth Fund Institutional I Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in ARK Mid Cap Equity Portfolio Institutional I Shares and VISION Mid Cap Growth Fund Institutional I Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same.
     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                       ARK Mid Cap       VISION Mid Cap
                       Equity            Growth Fund
                       Portfolio         Institutional
                       Institutional     I Shares Pro
                       I Shares          Forma
  1 Year               $115              $144
  3 Years              $370              $446
  5 Years              $644              $771
  10 Years             $1,427            $1,691


     ARK Money Market Portolio, Institutional II Shares and ARK Prime Cash Management, Corporate II and Corporate III Class and VISION Money Market Fund Pro Forma COmbined - Institutional II Shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Money Market Portfolio, Institutional II Shares, ARK Prime Cash Management, Corporate II and III Class and VISION Money Market Fund Pro Forma Combined - Institutional II Shares.





                                             ARK                                  VISION
                                             Money         ARK        ARK Cash    Money Market
                                             Market        Prime      Management  Fund
                                             Portfolio     Cash       Portfolio   Institutional
Shareholder Fees                             Institutional Portfolio  Corporate   II Shares
                                             II Shares     Corporate  III         Pro Forrma
                                                           II                     Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on         None          None     None          None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or       None          None     None          None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                None          None     None          None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount      None          None     None          None
redeemed, if applicable)
Exchange Fee                                   None          None     None          None


Annual  Fund   Operating   Expenses   (Before
Waivers)1
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                                0.25%2  0.15%4   0.15%7   0.50%10
Distribution (12b-1) Fee                      None    0.25%    0.40%    0.25%11
Shareholder Services Fee                      0.15%   None     None     None
Other Expenses                                0.20%   0.34%5   0.34%8   0.17%
Total Annual Fund Operating Expenses          0.60%   0.74%    0.89%    0.92%
1  With respect to ARK Money Market Portfolio and ARK Prime Cash
  Management Portfolio, as a result of contractual obligations or voluntary waivers, the adviser and/or shareholder services provider waived certain amounts.  These are shown below along with the net expenses the ARK Money Market Portfolio and ARK Prime Cash Management Portfolio actually paid for the fiscal year ended April 30, 2002.
  With respect to VISION Money Market Fund Pro Forma Combined, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30,
  2004.
  Total Waivers of Fund Expenses              0.12%   0.25%    0.25%    0.44%
  (contractual and voluntary)
  Total Actual Annual Fund Operating          0.48%3  0.496    0.64%9   0.48%
  Expenses r( after waivers)
2    With respect to ARK Money Market Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee.  The management fee paid by the Fund (after contractual waiver) was 0.13% for the fiscal year ended April 30,
  2002.  Shareholders must approve any change to the contractual waiver.
3   With respect to ARK Money Market Portfolio, Institutional II
  Shares, the adviser has agreed contractually to waive fees and reimburse expenses for Institutional I Shares in order to keep total operating expenses from exceeding 0.48% until August 31, 2003.
4   With respect to ARK Prime Cash Management Portfolio, Corporate II
  Class pursuant to the investment advisory contract, the adviser waived a portion of the management fee.  The management fee paid by the Fund (after the contractual waiver) was 0.00% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
5   With respect to ARK Prime Cash Management Portfolio, Corporate II
  Class, pursuant to the investment advisory contract, the adviser reimbursed a portion of other expenses.  The Other Expenses paid by the Fund (after the contractual waiver) was 0.24% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
6    With respect to ARK Prime Cash Management Portfolio, Corporate II
  Class, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.49% until August 31, 2003.
7   With respect to ARK Prime Cash Management Portfolio, Corporate III
  Class pursuant to the investment advisory contract, the adviser waived a portion of the management fee.  The management fee paid by the Fund (after the contractual waiver) was 0.00% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
8   With respect to ARK Prime Cash Management Portfolio, Corporate III
  Class, pursuant to the investment advisory contract, the adviser reimbursed a portion of other expenses.  The Other Expenses paid by the Fund (after the contractual waiver) was 0.24% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
9   With respect to ARK Prime Cash Management Portfolio, Corporate
  Class III, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.64% until August 31, 2003.
10    With respect to VISION Money Market Fund Pro Forma Combined, the adviser voluntarily waived a portion of the management fee.  The adviser can terminate this voluntary waiver at any time.  The management fee paid by VISION Money Market Fund (after the voluntary waiver) was 0.24% for the fiscal year ended April 30, 2002.
11   With respect to VISION Money Market Fund Pro Forma Combined, the distribution (12b-1) fee expects to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by VISION Money Market Fund Pro Forma
  Combined (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2004.


------------------------------------------------------------------------------

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Money Market Portfolio, Institutional II Shares, ARK Prime Cash Management Portfolio, Corporate II and III Class and VISION Money Market Fund Pro Forma Combined will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional IIShares, Corporate II and III Class or Institutional II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional II Shares, Corporate II and III Class and Institutiuonal II Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





                                  ARK Prime
                  ARK Money       Cash          ARK Prime      VISION Money
                  Market          Management    Cash           Market Fund,
                  Portfolio       Portfolio,    Management     Institutional II
                                  Corporate     Portflio       Shares
                  Institutional   II Class      Corporate      Pro Forma
                  II Shares                     III Class      Combined
  1 Year          $49             $50           $65            $94
  3 Years         $180            $211          $259           $293
  5 Years         $323            $387          $469           $509
  10 Years        $739            $895          $1,073         $1,131


     VISION Money Market Fund, ARK Money Market Portolio and VISION Money Market Fund Pro Forma Combined - Class A Shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the VISION Money Market Fund, ARK Money Market Portfolio and VISION Money Market Fund Pro Forma Combined- Class A Shares.



                                                                          VISION
                                                      VISION              Money
                                                      Money    ARK Money  Market
Shareholder Fees                                      Market   Market     Fund
                                                      Fund     Portfolio  Pro Forma
                                                                          Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None     None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None     None       None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None     None       None
percentage of offering price)
Redemption Fee (as a percentage of amount             None     None4      None
redeemed, if applicable)
Exchange Fee                                          None     None       None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.50%2   0.25%5     0.50%8
Distribution (12b-1) Fee                              None     0.25%      0.25%9
Shareholder Services Fee                              0.25%3   0.15%6     0.25%
Other Expenses                                        0.22%    0.20%      0.17%
Total Annual Fund Operating Expenses                  0.97%    0.85%      1.17%


1 With respect to Vision Money Market Fund, although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts.  These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002.
  With respect to  ARK Money Market Portfolio,  as a result of contractual obligations or  voluntary waivers, the adviser and shareholder services provider waived certain amounts for the fiscal year ended April 30, 2002.  With respect to VISION Money Market Fund
  Pro Forma Combined, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.26%    0.21%      0.47%
  voluntary)
  Total Actual Annual Fund Operating Expenses (       0.71%    0.64%7     0.70%
  after waivers)
2 With respect to VISION Money Market Fund, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by VISION Money
  Market Fund (after the voluntary waiver) was 0.35% for the fiscal year ended April 30, 2002.
3   With respect to VISION Money Market Fund Class A Shares, the shareholder services fee has been voluntarily waived.  This voluntary waiver can be terminated at any time. The shareholder services fee paid by VISION Money Market Fund (after the voluntary waiver) was 0.14% for the fiscal year ended April 30, 2002.
4   If redemption proceeds are wired to a bank account, a $10 fee is applicable.
5    With respect to ARK Money Market Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after contractual waiver) was 0.13% for the fiscal year ended April 30, 2002.
  Shareholders must approve any change to the contractual waiver.
6   With respect to ARK Money Market Portfolio Class A Shares, the shareholder services fee has been voluntarily waived.  This voluntary waiver can be terminated at any time.  The shareholder services fee paid by ARK Money Market Portfolio (after the voluntary waiver) was
  0.06% for the fiscal year ended April 30, 2002.
7    With respect to ARK Money Market Portfolio, the adviser has agreed contractually to waive fees and reimburse expenses for Class A Shares in order to keep total operating expenses from exceeding 0.64% until
  August 31, 2003.
8 With respect to VISION Money Market Fund Pro Forma Combined, the adviser voluntarily waived a portion of the management fee.  The adviser can terminate this voluntary waiver at any time.  The management fee paid by VISION Money Market Fund (after the voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30,
  2004.
9   With respect to VISION Money Market Fund Pro Forma Combined, the distribution (12b-1) fee expects to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by VISION Money Market Fund Pro Forma
  Combined (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.


-------------------------------------------------------------------------------

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the VISION Money Market Fund, ARK Money Market Portfolio and VISION Money Market Fund Pro Forma Combined will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".





  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waiver as shown in the Table and remain the same.
     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                              VISION                       VISION Money
                              Money                        Market Fund
                              Market     ARK Money         Pro Forma
                              Fund       Market Portflio   Combined
  1 Year                      $99        $65               $119
  3 Years                     $309       $250              $372
  5 Years                     $536       $451              $644
  10 Years                    $1,190     $1,030            $1,420


ARK Money Market Portolio, Institutional I Shares and ARK Prime cash management, Corporate Class and VISION Money Market Fund Pro Forma Combined - Institutional I Shares

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Money Market Portfolio, Institutional I Shares, ARK Prime Cash Management, Corporate Class and VISION Money Market Fund Pro Forma Combined - Institutional I Shares.




                                                                          VISION
                                                      ARK      ARK Cash   Money
Shareholder Fees                                      Money    Management Market
                                                      Market   Portfolio  Fund
                                                      Portfolio           Pro Forrma
                                                                          Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None     None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None     None       None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None     None       None
percentage of offering price)
Redemption Fee (as a percentage of amount             None     None       None
redeemed, if applicable)
Exchange Fee                                          None     None       None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.25%2   0.15%5     0.50%8
Distribution (12b-1) Fee                              None     None       None
Shareholder Services Fee                              0.15%3   None       0.25%9
Other Expenses                                        0.20%    0.34%6     0.17%
Total Annual Fund Operating Expenses                  0.60%    0.49%      0.92%


1  With respect to ARK Money Market Portfolio and ARK Prime Cash
  Management Portfolio, as a result of contractual obligations or voluntary waivers, the adviser and/or shareholder services provider waived certain amounts.  These are shown below along with the net expenses the ARK Money Market Portfolio and ARK Prime Cash Management Portfolio actually paid for the fiscal year ended April 30, 2002.
  With respect to VISION Money Market Fund Pro Forma Combined, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30,
  2004.
  Total Waivers of Fund Expenses (contractual and     0.19%    0.25%      0.51%
  voluntary)
  Total Actual Annual Fund Operating Expenses (       0.41%4   0.24%7     0.41%
  after waivers)
2    With respect to ARK Money Market Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after contractual waiver) was 0.13% for the fiscal year ended April 30, 2002.
  Shareholders must approve any change to the contractual waiver.
3   With respect to ARK Money Market Portfolio, Institutional I Shares,
  the shareholder services fee has been voluntarily waived.  This voluntary waiver can be terminated at any time. The shareholder services fee paid by VISION Money Market Fund (after the voluntary waiver) was 0.08% for the fiscal year ended April 30, 2002.
4    With respect to ARK Money Market Portfolio, the adviser has agreed contractually to waive fees and reimburse expenses for Institutional I
  Shares in order to keep total operating expenses from exceeding 0.41%
  until August 31, 2003.
5   With respect to ARK Prime Cash Management Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee.  The management fee paid by the Fund (after the contractual waiver) was 0.00% for the fiscal year ended April 30,
  2002.  Shareholders must approve any change to the contractual waiver.
6   With respect to ARK Prime Cash Management Portfolio, pursuant to the investment advisory contract, the adviser reimbursed a portion of other expenses. The Other Expenses paid by the Fund (after the contractual reimbursement) was 0.24% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
7   With respect to ARK Prime Cash Management Portfolio, the adviser has agreed contractually to waive fees and reimburse expenses for
  Institutional I Shares in order to keep total operating expenses from exceeding 0.24% until August 31, 2003.
8 With respect to VISION Money Market Fund Pro Forma Combined, the adviser voluntarily waived a portion of the management fee.  The adviser can terminate this voluntary waiver at any time.  The management fee paid by VISION Money Market Fund (after the voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30,
  2004.
9   With respect to VISION Money Market Fund Pro Forma Combined, the shareholder services fee expects to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by VISION Money Market Fund Pro Forma
  Combined (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.


-------------------------------------------------------------------------------

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Money Market Portfolio, ARK Prime Cash Management Portfolio and VISION Money Market Fund Pro Forma Combined will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".




  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional I Shares, Corporate Class or Institutional I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional I Shares, Corporate Class and Institutiuonal I Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                              ARK                          VISION Money
                              Money                        Market Fund
                              Market     ARK Prime Cash    Pro Forma
                              Portfolio  Management        Combined
                                         Portflio
  1 Year                      $42        $25               $94
  3 Years                     $173       $132              $293
  5 Years                     $316       $249              $509
  10 Years                    $732       $592              $1,131


ARK Money  market  Portoflio  and VISION  Money  market Fund Pro Forma - class B
Shares

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Money Market Portfolio and VISION Money Market Fund Pro Forma
- Class B Shares.




                                                     ARK       VISION
                                                     Money     Money
Shareholder Fees                                     Market    Market Fund
                                                     Portfolio Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None     None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              5.00%1   None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None     None
percentage of offering price)
Redemption Fee (as a percentage of amount             None2    None
redeemed, if applicable)
Exchange Fee                                          None     None

Annual Fund Operating Expenses (Before Waivers)3
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.25%    0.50%5
Distribution (12b-1) Fee                              1.00%    0.75%
Shareholder Services Fee                              None     0.25%6
Other Expenses                                        0.20%    0.17%
Total Annual Fund Operating Expenses                  1.45%    1.67%
1    A sales charge is imposed if you sell Class B Shares within six years of your purchase with the proceeds of an exchange from another Portfolio, The sales charge will be equal to the charge that would have applied had Class B Shares of the other Portfolio not been exchanged. See "Selling Portfolio Shares."
2    If redemption proceeds are wired to a bank account, a $10 fee is applicable.
3    With respect to ARK Money Market Portfolio, as a result of contractual obligations, the adviser waived certain amounts. These are shown below along with the net expenses ARK Money Market Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to VISION Money Market Fund Pro Forma, the figures shown below reflect anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses                      0.12%    0.34%
  Total Actual Annual Fund Operating Expenses         1.33%4   1.33%
  (after waivers)
5    With respect to ARK Money Market Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after contractual waiver) was 0.13% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
4    With respect to Ark Money Market Portfolio, the adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.33% until August 31, 2003.
5   With respect to VISION Money Market Fund Pro Forma, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the VISION Money Market Fund Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2004.
6   With respect to VISION Money Market Fund Pro Forma , the shareholder services fee for the Funds' Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class B Shares (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2004.


-------------------------------------------------------------------------------

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Money Market Portfolio and the VISION Money Market Fund Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class B Shares operating expenses are before waiver as shown in the Table and remain the same.
     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  Ark Money Market Portfolio
                                 1 Year  3 Years 5 Years 10 Years

       Expenses assuming         $635    $747    $981    $1,562
  redemption
       Expenses assuming no      $135    $447    $781    $1,562
  redemption
  VISION Money Market Fund
  Pro Forma
       Expenses assuming         $170    $526    $907    $1,976
  redemption
       Expenses assuming no      $170    $526    $907    $1,976
  redemption


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK International Equity Portfolio Class A Shares, ARK Emerging Markets Equity Portfolio Class A Shares, VISION International Equity Fund Class A Shares and VISION International Equity Fund Class A Shares Pro Forma Combined.




                                                                                    VISION
                                         ARK             ARK                        International
                                         International   Emerging   VISION          Equity
                                         Equity          Markets    International   Fund
                                         Portfolio       Equity     Equity Fund     Class A
Shareholder Fees                         Class A         Portfolio  Class A         Shares
                                         Shares          Class A    Shares          Pro Forma
                                                         Shares                     Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on   4.75%2          4.75%2     5.50%           5.50%
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase    None3           None3      None            None
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other          None            None       None            None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of       None4           None4      None            None
amount redeemed, if applicable)
Exchange Fee                             None            None       None            None


Annual Fund Operating  Expenses
(Before Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of average net
assets)
Management Fee                           1.00%5          1.00% 6    1.00% 7         1.00%
Distribution (12b-1) Fee                 0.40%8          0.40% 9    0.25% 10        0.25%
Shareholder Services Fee                 0.15%11         0.15% 12   0.25% 13        0.25% 14
Other Expenses                           0.58%           2.35% 15   0.54%           0.27%
Total Annual Fund Operating Expenses     2.13%           3.90%      2.04%           1.77%



1 With respect to ARK International Equity Portfolio Class A Shares and ARK Emerging Markets Equity Portfolio Class A Shares, as a result of contractual obligations or voluntary waivers, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to VISION International Equity Fund Class A Shares and VISION International Equity Fund Class A Shares Pro Forma Combined, although not contractually obligated to do so, the adviser and shareholder services provider waived and expects to waive certain amounts. These are shown below along with the net expenses the Funds actually paid or expects to pay for the fiscal year ended April 30, 2002 or the year ending April 30, 2004

  Total Waivers of Fund Expenses         0.46%      1.80%      0.40%      0.21%
  (contractual and voluntary)

  Total Actual Annual Fund Operating
  Expenses                               1.67%16     2.10%17   1.64%      1.56%
  (after waivers)

2    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Purchasing Portfolio Shares".

3 If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."

4 If redemption proceeds are wired to a bank account, a $10 fee is applicable.

5 With respect to the ARK International Equity Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.84% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.

6 With respect to the ARK Emerging Markets Equity Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.00% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.

7 With respect to the VISION International Equity Fund, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was to be 0.90% for the fiscal year ending April 30, 2003.

8 With respect to the ARK International Equity Portfolio Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April 30, 2002.

9 With respect to the ARK Emerging Markets Equity Portfolio Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April 30, 2002.

10 With respect to the VISION International Equity Fund Portfolio Class A Shares, the Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended April 30, 2002. If the Fund's Class A Shares were accruing or paying the distribution (12b-1) fee, they would be able to pay up to 0.25% of the fund's average daily net assets. See "Fund Management, Distribution and Administration." The Fund's Class A Shares do not expect to pay or accrue the distribution (12b-1) fee for the fiscal year ending April 30, 2003.

11 With respect to the ARK International Equity Portfolio Class A Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fees paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.

12 With respect to the ARK Emerging Markets Equity Portfolio Class A Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fees paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.

13 With respect to the VISION International Equity Fund Class A Shares, a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fees paid by the Fund's Class A Shares (after the voluntary waiver) was 0.20% for the fiscal year ended April 30, 2002.

14 With respect to the VISION International Equity Fund Class A Shares Pro Forma Combined, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the Fund's Class A Shares Pro Forma Combined (after anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.

15 With respect to ARK Emerging Markets Equity Portfolio, pursuant to the investment advisory contract, the adviser reimbursed a portion of other expenses. The Other Expenses paid by the Portfolio (after the contractual waiver) was 1.85% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.

16 With respect to ARK International Equity Portfolio adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.67% until August 31, 2003.

17 With respect to ARK Emerging Markets Equity Portfolio adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 2.10% until August 31, 2003.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK International Equity Portfolio Class A Shares, ARK Emerging Markets Equity Portfolio Class A Shares, VISION International Equity Fund Class A Shares and VISION International Equity Fund Class A Shares Pro Forma Combined will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.
     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                    ARK                          VISION
                                    Emerging                     International
                    ARK             Markets        VISION        Equity
                    International   Equity         International Fund
                    Equity          Portfolio      Equity        Class A
                    Portfolio       Class A        Fund Class    Shares
                    Class A         Shares         A Shares      Pro Forma
                    Shares                                       Combined

  1 Year            $637         $678           $746          $720
  3 Years           $1,068       $1,451         $1,154        $1,077
  5 Years           $1,525       $2,241         $1,588        $1,457
  10 Years          $2,786       $4,293         $2,789        $2,519



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold VISION Intermediate Term Bond Fund Class A Shares and VISION
Intermediate Term Bond Fund Class A Shares Pro Forma.



                                                            VISION        VISION
                                                            Intermediate  Intermediate
Shareholder Fees                                            Term          Term Bond
                                                            Bond          Fund
                                                            Fund
                                                            Class A       Class A
                                                            Shares        Shares
                                                                          Pro
                                                                          Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a      4.50%        4.50%
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as       None         None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                         None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if      None         None
applicable)
Exchange Fee                                                None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                              0.70%2       0.70%3
Distribution (12b-1)  Fee                                   0.25%4       0.25%5
Shareholder Services Fee                                    0.25%6       0.25%7
Other Expenses                                              0.22%        0.17%
Total Annual Fund Operating Expenses                        1.42%        1.37%


1  Although not contractually obligated to do so, the
adviser, distributor and shareholder services provider
expect to waive certain amounts. With respect to
VISION Intermediate Term Bond Fund Class A Shares, the
figures shown below reflect anticipated voluntary
waivers and net expenses the Fund expects to pay for
the fiscal year ending April 30, 2003.  With respect
to VISION Intermediate Term Bond Fund Class A Shares
Pro Forma, the figures shown below reflect anticipated
voluntary waivers and net expenses the Fund expects to
pay for the fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses                              0.63%        0.61%
Total Actual Annual Fund Operating Expenses (after          0.79%8       0.76%
waivers)

2  With respect to VISION Intermediate Term Bond Fund
Class A Shares, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the VISION
Intermediate Term Bond Fund Class A Shares (after the anticipated voluntary waiver) is expected to be 0.47% for the fiscal year ending April 30, 2003.

3  With respect to VISION Intermediate Term Bond Fund
Class A Shares Pro Forma, the adviser expects to voluntarily waive a portion of the management fee.
The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the VISION Intermediate Term Bond Fund Class A Shares
Pro Forma (after the anticipated voluntary waiver) is expected to be 0.59% for the fiscal year ending April
30, 2004.

4  The VISION Intermediate Term Bond Fund Class A
Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended April 30, 2002. If the Fund was accruing or paying the distribution (12b-1) fee, it would be able to pay up to 0.25% of the Fund's average daily net assets. See "Fund Management, Distribution and Administration."

5  With respect to VISION Intermediate Term Bond Fund
Class A Shares Pro Forma, the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April
30, 2004.

6  With respect to VISION Intermediate Term Bond Fund
Class A Shares, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Intermediate Term Bond Fund Class A Shares
(after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2003.

7  With respect to VISION Intermediate Term Bond Fund
Class A Shares Pro Forma Combined, the shareholder services fee is expected to be voluntarily waived.
This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Intermediate Term Bond Fund Class A Shares
Pro Forma (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April
30, 2004.

8  With respect to VISION Intermediate Term Bond Fund
Class A Shares, Total Actual Annual Operating Expenses
(after anticipated waivers) are based on anticipated expenses for the fiscal year ending April 30, 2003.
Total Annual Operating Expenses (after waivers) were
0.70% for the fiscal year ended April 30, 2002.





EXAMPLE
This Example is intended to help you compare the cost of investing in the VISION Intermediate Term Bond Fund's Class A Shares and the VISION Intermediate Term Bond Fund's Class A Shares Pro Forma
Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class B Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





                                      VISION       VISION
                                      Intermediate Intermediate
                                      Term Bond    Term
                                      Fund         Bond Fund
                                      Class A      Class A
                                      Shares       Shares Pro
                                                   Forma Combined

1 Year                                      $588           $583
3 years                                     $879           $864
5 Years                                   $1,191         $1,166
10 Years                                  $2,075         $2,022


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Equity Index Portfolio Institutional Shares and VISION Equity Index Institutional I Shares Pro Forma.






                                                                      VISION
                                                           ARK        Equity
                                                           Equity     Index
Shareholder Fees                                           Index      Fund
                                                                      Institutional
                                                           Portfolio  I Shares
                                                                       Pro Forma
                                                           Institutional
                                                           Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a     None       None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as      None       None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                        None       None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if     None       None
applicable)
Exchange Fee                                               None       None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                             0.20%2     0.20%3
Distribution (12b-1)  Fee                                  None       None
Shareholder Services Fee                                   0.15%4     0.25%5
Other Expenses                                             0.24%      0.25%
Total Annual Fund Operating Expenses                       0.59%      0.70%



1 With respect to,the ARK Equity Index Portfolio
Institutional Shares, as a result of contractual
obligations and voluntary waivers, the adviser and
shareholder services provider waived certain amounts.
These are the shown below along with the net expenses
the Fund actually paid for the fiscal year ended April
30, 2002.  With respect to the VISION Equity Index
Fund Institutional I Shares Pro Forma, although not
contractually obligated to do so, the adviser and
shareholder services provider expect to waive certain
amounts.  These are shown below along with the net
expenses of the Fund expect to pay for the fiscal year
ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and            0.31%      0.40%
voluntary)
Total Actual Annual Fund Operating Expenses (after         0.28%6     0.30%
waivers)

 2With respect to the ARK Equity Index Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.04% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.

3 With respect to the VISION Equity Index Fund Pro
Forma, The adviser expect to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by Fund's
Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30, 2004.

4 With respect to the ARK Equity Index Portfolio's
Institutional Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by Portfolio's Institutional I Shares (after the voluntary waiver) was 0.00% for the fiscal year ended
April 30, 2002.

5 With respect to the VISION Equity Index Fund
Institutional I Shares Pro Forma, the shareholder services fee is expected to be voluntarily waived.
This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

6With respect to the ARK U.S. Equity Index Portfolio's adviser has agreed contractually to waive fees and reimburse expenses for Class A Shares to keep total operating expenses from exceeding 0.28% until August
31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Equity Index Portfolio
Institutional Shares and the VISION Equity Index Fund
Institutional I Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see
"Summary-Advisory and Other Fees" and
"Summary-Distribution Arrangements".



EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds' Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                                                         VISION
                                           ARK Equity    Equity
                                           Index         Index Fund
                                           Portfolio     Institutional
                                                         I Shares
                                           Institutional Pro Forma
                                           Shares



1 Year
Expenses assuming redemption                       $29            $72
3 years
Expenses assuming redemption                      $158           $224
5 Years
Expenses assuming redemption                      $298           $390
10 Years
Expenses assuming redemption                      $708           $871



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Equity Index Portfolio Class A Shares and VISION Equity Index Class A Shares Pro Forma.





                                                                    VISION
                                                         ARK        Equity
                                                                    Index
                                                         Equity     Fund Class A
Shareholder Fees                                         Index      Shares
                                                                    Pro Forma
                                                         Portfolio
                                                         Class A
                                                         Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     4.75%2     5.50%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as    None3      None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                      None       None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,      None4      None
if applicable)
Exchange Fee                                             None       None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                           0.20%5     0.20%6
Distribution (12b-1)  Fee                                0.40%7     0.25%
Shareholder Services Fee                                 0.15%8     0.25%9
Other Expenses                                           0.24%      0.25%
Total Annual Fund Operating Expenses                     0.99%      0.95%

1 With respect to the ARK Equity Index Portfolio
Class A Shares, as a result of contractual
obligations and voluntary waivers, the adviser,
distributor and shareholder services provider waived
certain amounts. These are the shown below along with
the net expenses the Fund actually paid for the
fiscal year ended April 30, 2002.  With respect to
the VISION Equity Index Fund Class A Shares Pro
Forma, although not contractually obligated to do so,
the adviser and shareholder services provider expect
to waive certain amounts.  These are shown below
along with the net expenses of the Fund expect to pay
for the fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and          0.41%       0.37%
voluntary)
Total Actual Annual Fund Operating Expenses (after       0.58%10     0.58%
waivers)

2 This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

3 If you purchase Class A Shares of $1 million or more without a sales charge, A CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing
Portfolio Shares."

4 If redemption proceeds are wired to a bank account, a $10 fee is applicable.

 5With respect to the ARK Equity Index Portfolio
Class A shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.09% for the fiscal year ended April 30, 2002.
Shareholders must approve any change to the contractual waiver.

6 With respect to the VISION Equity Index Pro Forma, the adviser expect to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30, 2004.

7 With respect to the ARK Equity Index Portfolio
Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Portfolio's
Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April 30, 2002.

8 With respect to the ARK Equity Index Portfolio
Class A Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended
April 30, 2002.

9With respect to, the VISION Equity Index Fund Class
A Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived.
This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.03% for the fiscal year ending April 30, 2004.

10With respect to the ARK U.S. Equity Index
Portfolio's adviser has agreed contractually to waive fees and reimburse expenses for Class A Shares to keep total operating expenses from exceeding 0.58% until August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Equity Index Portfolio
Class A Shares and the VISION Equity Index Fund Class
A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary-Advisory and Other Fees" and "Summary-Distribution Arrangements".







EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





                                            ARK
                                            Equity        VISION
                                            Index         Equity
                                            Portfolio     Index Fund
                                            Class A       Class A
                                            Shares        Shares Pro
                                                          Forma


1 Year
Expenses assuming redemption                      $531           $642
3 years
Expenses assuming redemption                      $736           $836
5 Years
Expenses assuming redemption                      $958         $1,047
10 Years
Expenses assuming redemption                    $1,595         $1,652


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Equity Income Portfolio Class A Shares and VISION Equity Income Class A Shares Pro Forma.



                                                                   ARK          VISION
                                                                                Equity
                                                                   Equity       Income
                                                                   Income       Fund Class A
Shareholder Fees                                                   Portfolio    Shares
                                                                                Pro Forma
                                                                   Class A
                                                                   Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a             4.75%2       5.50%
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)     None3        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)                                          None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if             None4        None
applicable)
Exchange Fee                                                       None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee                                                     0.70%        0.70%
Distribution (12b-1)  Fee                                          0.40%5       0.25%6
Shareholder Services Fee                                           0.15%7       0.25%8
Other Expenses                                                     0.23%        0.28%
Total Annual Fund Operating Expenses                               1.48%        1.48%


1 With respect to the ARK Equity Income Portfolio Class A
Shares, as a result of contractual obligations and voluntary waivers, the distributor and shareholder services provider
waived certain amounts. These are the shown below along with the net expenses the Fund actually paid for the fiscal year
ended April 30, 2002.  With respect to the VISION Equity Income
Fund Class A Shares Pro Forma, although not contractually
obligated to do so, the distributor and shareholder services provider expect to waive certain amounts.  These are shown
below along with the net expenses of the Fund expect to pay for the fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and                    0.30%        0.30%
voluntary)
Total Actual Annual Fund Operating Expenses (after waivers)        1.18%9       1.18%



2 This sales charge varies depending upon how much you invest.
See "Purchasing Portfolio Shares."

3 If you purchase Class A Shares of $1 million or more without a sales charge, A CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See
"Purchasing Portfolio Shares."

4 If redemption proceeds are wired to a bank account, a $10 fee is applicable.

 5With respect to the ARK Equity Income Portfolio Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April 30, 2002.

6 With respect to the VISION Equity Income Fund Class A Shares Pro Forma, a portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending April 30, 2004.

7 With respect to the ARK Equity Income Portfolio Class A Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fees paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.

8 With respect to the VISION Equity Income Fund Class A Shares Pro Forma, the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

9With respect to the ARK U.S. Equity Income Portfolio's adviser has agreed contractually to waive fees and reimburse expenses for Class A Shares to keep total operating expenses from exceeding 1.18% until August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Equity Income Portfolio Class A Shares and the VISION Equity Income Fund Class A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary-Advisory and Other Fees" and "Summary-Distribution Arrangements".







EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                            ARK
                                            Equity        VISION
                                            Income        Equity
                                            Portfolio     Income Fund
                                            Class A       Class A
                                            Shares        Shares Pro
                                                          Forma


1 Year
Expenses assuming redemption                      $590           $692
3 years
Expenses assuming redemption                      $893           $992
5 Years
Expenses assuming redemption                    $1,217         $1,314
10 Years
Expenses assuming redemption                    $2,135         $2,221



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Equity Income Portfolio Institutional Shares and Vision Equity Income Institutional I Shares Pro Forma.






                                                                                VISION
                                                                                Equity
                                                                   ARK          Income
                                                                   Equity       Fund
Shareholder Fees                                                   Income       Institutional
                                                                                I Shares
                                                                   Portfolio     Pro Forma

                                                                   Institutional
                                                                      Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a             None         None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)     None         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)                                          None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if             None         None
applicable)
Exchange Fee                                                       None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee                                                     0.70%2       0.70%
Distribution (12b-1)  Fee                                          None         None
Shareholder Services Fee                                           0.15%        0.25%3
Other Expenses                                                     0.23%        0.28%
Total Annual Fund Operating Expenses                               1.08%        1.23%

1 With respect to the ARK Equity Income Portfolio Institutional
Shares, as a result of contractual obligations and voluntary waivers, the adviser waived certain amounts. These are the
shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2002.  With respect to the
VISION Equity Income Fund Institutional I Shares Pro Forma,
although not contractually obligated to do so, the shareholder services provider expect to waive certain amounts.  These are shown below along with the net expenses of the Fund expect to pay for the fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and                    0.06%        0.21%
voluntary)
Total Actual Annual Fund Operating Expenses (after waivers)        1.02%4       1.02%



 2With respect to the ARK Equity Income Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.64% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.

3 With respect to the VISION Equity Income Fund Institutional I Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.

4With respect to the ARK U.S. Equity Income Portfolio's adviser has agreed contractually to waive fees and reimburse expenses for Class A Shares to keep total operating expenses from exceeding 1.02% until August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Equity Income Portfolio Institutional Shares and the VISION Equity Income Fund Institutional I Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary-Advisory and Other Fees" and "Summary-Distribution Arrangements".







EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:






                                           ARK Equity    VISION
                                           Income        Equity
                                           Portfolio     Income Fund
                                                         Institutional
                                           Institutional I Shares
                                           Shares        Pro Forma



1 Year
Expenses assuming redemption                      $104           $125
3 years
Expenses assuming redemption                      $338           $390
5 Years
Expenses assuming redemption                      $590           $676
10 Years
Expenses assuming redemption                    $1,312         $1,489



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK U.S. Government Money Market Portfolio Class A Shares and VISION U.S. Government Money Market Fund Class A Shares Pro Forma.




                                                       ARK U.S.    VISION
                                                                   U.S.
                                                       Government  Government
                                                       Money       Money
                                                       Market      Market
Shareholder Fees                                                   Fund Class A
                                                       Portfolio   Shares
                                                       Class A     Pro Forma
                                                       Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     None        None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as    None        None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                      None        None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,      None2       None
if applicable)
Exchange Fee                                             None        None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                           0.25%3      0.50%4
Distribution (12b-1)  Fee                                0.25%       0.25%5
Shareholder Services Fee                                 0.15%6      0.25%7
Other Expenses                                           0.20%       0.16%
Total Annual Fund Operating Expenses                     0.85%       1.16%

1 With respect to the ARK U.S. Government Money
Market Portfolio Class A Shares, as a result of
contractual obligations and voluntary waivers, the
adviser and shareholder services provider waived
certain amounts. These are the shown below along with
the net expenses the Fund actually paid for the
fiscal year ended April 30, 2002.  With respect to
the VISION U.S. Government Money Market Fund Class A
Shares Pro Forma, although not contractually
obligated to do so, the adviser, distributor and
shareholder services provider expect to waive certain
amounts.  These are shown below along with the net
expenses of the Fund expect to pay for the fiscal
year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and          0.19%       0.50%
voluntary)
Total Actual Annual Fund Operating Expenses (after       0.66%8      0.66%
waivers)

2 If redemption proceeds are wired to a bank account, a $10 fee is applicable.

3With respect to the ARK U.S. Government Money Market
Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund
(after the contractual waiver) was 0.15% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.

4 With respect to the VISION U.S. Government Money
Market Fund Pro Forma, the adviser expects to voluntarily waive a portion of the management fee.
The adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund
(after the anticipated voluntary waiver) is expected to be 0.27% for the fiscal year ending April 30, 2004.

5With respect to the VISION U.S. Government Money
Market Fund Class A Shares Pro Forma, the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by the Fund's
Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

6 With respect to the ARK U.S. Government Money
Market Portfolio Class A Shares, a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fees paid by the Portfolio's Class A Shares (after the voluntary waiver) was 0.06% for the fiscal year ended April 30, 2002.

7 With respect to the VISION U.S. Government Money
Market Fund Class A Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the Fund's Class A Shares
(after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2004.

8With respect to the ARK U.S. Government Money Market
Portfolio's adviser has agreed contractually to waive fees and reimburse expenses for Class A Shares to keep total operating expenses from exceeding 0.66% until August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK U.S. Government Money
Market Portfolio Class A Shares and the VISION U.S.
Government Money Market Fund Class A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary-Advisory and Other Fees" and "Summary-Distribution Arrangements".







EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:






                                            ARK U.S.       VISION
                                            Government     U.S.
                                            Money          Government
                                            Market         Money
                                            Portfolio      Market
                                            Class A        Fund
                                            Shares         Class A
                                                           Shares
                                                           Pro Forma



1 Year
Expenses assuming redemption                       $67           $118
3 years
Expenses assuming redemption                      $252           $368
5 Years
Expenses assuming redemption                      $453           $638
10 Years
Expenses assuming redemption                    $1,031         $1,409



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK U.S. Government Money Market Portfolio Institutional I Shares and VISION U.S. Government Money Market Fund Institutional I Shares Pro Forma.






                                                           ARK         VISION U.S.
                                                           U.S.        Government Money
                                                           Government  Market Fund
                                                           Money       Institutional
                                                                       I Shares
Shareholder Fees                                           Market      Pro Forma
                                                           Portfolio
                                                           Institutional
                                                           Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a     None        None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as      None        None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                        None        None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if     None        None
applicable)
Exchange Fee                                               None        None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                             0.25%2      0.50%3
Distribution (12b-1)  Fee                                  None        None
Shareholder Services Fee                                   0.15%4      0.25%5
Other Expenses                                             0.20%       0.16%
Total Annual Fund Operating Expenses                       0.60%       0.91%


1 With respect to the ARK U.S. Government Money Market
Portfolio Institutional Shares, as a result of
contractual obligations and voluntary waivers, the
adviser and shareholder services provider waived
certain amounts.  These are shown below along with the
net expenses the Portfolio actually paid for the
fiscal year ended April 30, 2002.  With respect to the
VISION U.S. Government Money Market Fund Institutional
I Shares Pro Forma, although not contractually
obligated to do so, the adviser and shareholder
services provider expect to waive certain amounts.
These are shown below along with the net expenses the
Fund expects to pay for the fiscal year ending April
30, 2004.
Total Waivers of Fund Expenses (contractual and            0.17%       0.48%
voluntary)
Total Actual Annual Fund Operating Expenses (after         0.43%6      0.43%
waivers)

2With respect to the ARK U.S. Government Money Market
Portfolio, pursuant to the investment advisory contract, the advisor waived a portion of the management fee. The management fee paid by the Fund
(after the contractual waiver) was 0.15% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.

3 With respect to the VISION U.S. Government Money
Market Fund Pro Forma, the adviser expects to voluntarily waive a portion of the management fee.
The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) is expect to be 0.27% for the fiscal year ending April
30, 2004.

4 With respect to the ARK U.S. Government Money Market
Portfolio's Institutional Shares, a portion of the shareholder services fee has been voluntarily waived.
This voluntary waiver can be terminated at any time.
The shareholder services fees paid by the Portfolio's
Institutional I Shares (after the voluntary waiver) was 0.08% for the fiscal year ended April 30, 2002.

5 With respect to the VISION U.S. Government Money
Market Fund Institutional I Shares Pro Forma, the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fees paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expect to be 0.00% for the fiscal year ending April 30, 2004.

6With respect to the ARK U.S. Government Money Market
Portfolio's adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.43% until August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK U.S. Government Money
Market Portfolio Institutional Shares and the VISION
U.S. Government Money Market Fund Institutional I
Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary-Advisory and Other Fees" and "Summary-Distribution Arrangements".







EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds' Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:






                                                          VISION
                                            Ark U.S.      U.S.
                                            Government    Government
                                            Money         Money
                                            Market        Market
                                            Portfolio     Fund
                                            Institutional Institutional
                                            Shares        I Shares
                                                          Pro
                                                          Forma


1 Year
Expenses assuming redemption                        $44         $93
3 years
Expenses assuming redemption                       $175        $290
5 Years
Expenses assuming redemption                       $318        $504
10 Years
Expenses assuming redemption                       $734      $1,120



Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK International Equity Portfolio Institutional Shares and VISION International Equity Fund Institutional I Shares Pro Forma.



                                                         ARK            VISION
                                                         International  International
                                                         Equity         Equity
                                                         Portfolio      Fund
                                                         Institutional  Institutional
Shareholder Fees                                         Shares         I Shares
                                                                        Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     None           None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as    None           None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage     None           None
of offering price)
Redemption Fee (as a percentage of amount redeemed,      None           None
if applicable)
Exchange Fee                                             None           None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                           1.00%2         1.00%
Distribution (12b-1) Fee                                 None           None
Shareholder Services Fee                                 0.15%          0.25%3
Other Expenses                                           0.58%          0.27%
Total Annual Fund Operating Expenses                     1.73%          1.52%


1 With respect to ARK International Equity Portfolio, as a result of contractual obligations, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to VISION International Equity Fund Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and        0.16%        0.06%
  voluntary)
  Total Actual Annual Fund Operating Expenses (after     1.57%4       1.46%
  waivers)

2 With respect to the ARK International Equity Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.84% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.

3 With respect to the VISION International Equity Fund Institutional I Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending April 30, 2004.

4 With respect to the ARK International Equity Portfolio's adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.57% until August 31, 2003.

     The  purpose of this table is to assist an investor  in  understanding  the various  costs  and  expenses  that  a  shareholder  of  each  of  the  ARK
     International Equity Portfolio Institutional Shares and VISION International Equity Fund Institutional I Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                               ARK              VISION
                               International    International
                               Equity           Equity Fund
                               Portfolio        Institutional
                               Institutional    I Shares
                               Shares           Pro Forma

  1 Year                       $160             $155
  3 Years                      $529             $480
  5 Years                      $924             $829
  10 Years                     $2,028           $1,813



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK U.S. Government Cash Management Portfolio Corporate II Shares and Corporate III Shares, ARK U.S. Government Money Market Portfolio
Institutional Shares II Shares and VISION U.S. Government Money Market Fund Institutional II Shares Pro Forma Combined.



                                       ARK         ARK         ARK           VISION U.S.
                                       U.S.        U.S.        U.S.          Government
                                                                             Money Market
                                       Government  Government  Government    Fund
                                       Cash        Cash        Money         Institutional II
                                                               Market
Shareholder Fees                       Management  Management                Shares Pro
                                                               Portfolio     Forma
                                       Portfolio   Portfolio   Institutional Combined
                                                               II
                                       Corporate   Corporate   Shares
                                       II          III
                                       Shares      Shares
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed    None        None        None         None
on Purchases (as a percentage of
offering price)
Maximum Deferred Sales Charge
(Load) (as a percentage of original    None        None        None         None
purchase price or redemption
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other     None        None        None         None
Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of     None        None        None         None
amount redeemed, if applicable)
Exchange Fee                           None        None        None         None

Annual Fund Operating Expenses
(Before Waivers) 1
Expenses That are Deducted From
Fund Assets (as percentage of
average net assets)
Management Fee                         0.15%2      0.15%2      0.25%3       0.50%4
Distribution (12b-1)  Fee              0.25%       0.40%       0.15%        0.25%5
Shareholder Services Fee               None        None        None         None
Other Expenses                         0.21%       0.21%       0.20%        0.16%
Total Annual Fund Operating Expenses   0.61%       0.76%       0.60%        0.91%

1 With respect to the ARK U.S.
Government Cash Management
Portfolio Corporate II and
Corporate III Shares and the ARK
U.S. Government Money Market
Portfolio Institutional II Shares,
as a result of contractual
obligations, the advisers waived
certain amounts.  These are shown
below along with the net expenses
the Portfolios actually paid for
the fiscal year ended April 30,
2002. With respect to the VISION
U.S. Government Money Market Fund
Institutional II Shares Pro Forma
Combined, although not
contractually obligated to do so,
the adviser and distributor waived
certain amounts.  These are shown
below along with the net expenses
the Fund expects to pay for the
fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses         0.12%       0.12%       0.10%        0.41%
(contractual and
voluntary)
Total Actual Annual Fund Operating     0.49%6      0.64%6      0.50%7       0.50%
Expenses (after waivers)


2 With respect to the ARK U.S.
Government Cash Management
Portfolio, pursuant to the
investment advisory contract, the
adviser waived a portion of the
management fee.  The management fee
paid by the Portfolio (after the
contractual waiver) was 0.03% for
the fiscal year ended April 30,
2002.  Shareholders must approve
any change to the contractual
waiver.

3 With respect to the ARK U.S.
Government Money Market Portfolio,
pursuant to the investment advisory
contract, the adviser waived a
portion of the management fee.  The
management fee paid by the
Portfolio (after the contractual
waiver) was 0.15% for the fiscal
year ended April 30, 2002.
Shareholders must approve any
change to the contractual waiver.

4 With respect to the VISION U.S.
Government Money Market Fund Pro
Forma Combined, the adviser expects
to voluntarily waive a portion of
the management fee.  The adviser
can terminate this anticipated
voluntary waiver at any time.  The
management fee to be paid (after
the anticipated voluntary waiver)
is expected to be 0.27% for the
fiscal year ending April 30, 2004.

5 With respect to the VISION U.S.
Government Money Market Fund
Institutional II Shares Pro Forma
Combined, a portion of the
distribution (12b-1) is expected to
be voluntarily waived.  This
anticipated voluntary waiver can be
terminated at any time.  The
distribution (12b-1) fee to be paid
by the Fund's Institutional II
Shares (after the anticipated
voluntary waiver) is expected to be
0.07% for the fiscal year ending
April 30, 2004.

6With respect to the ARK U.S.
Government Cash Management
Portfolio's adviser has agreed
contractually to waive fees and
reimburse expenses for the
Corporate II Class and Corporate
III Shares to keep total operating
expenses from exceeding 0.49% and
0.64%, respectively, until August
31, 2003.

7With respect to the ARK U.S.
Government Money Market Portfolio's
adviser has agreed contractually to
waive fees and reimburse expenses
to keep total operating expenses
from exceeding 0.50% until August
31, 2003.

The purpose of this table is to
assist an investor in understanding
the various costs and expenses that
a shareholder of each of the ARK
U.S. Government Cash Management
Portfolio Corporate II and III
Shares, ARK U.S. Government Money
Market Portfolio Institutional II
Shares and the VISION U.S.
Government Money Market Fund
Institutional II Shares Pro Forma
Combined will bear, either directly
or indirectly.  For more complete
descriptions of the various costs
and expenses, see "Summary-Advisory
and Other Fees" and
"Summary-Distribution Arrangements".






EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds' Corporate II, Corporate III and Institutional II Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Corporate II, Corporate III and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:








                                                                             VISION
                                                                             U.S.
                                                              ARK U.S.       Government
                               ARK U.S.        ARK U.S.       Government     Money
                               Government      Government     Money          Market
                               Cash            Cash           Market         Fund
                               Management      Management     Portfolio      Institutional
                               Portfolio       Portfolio      Institutional  II Shares
                               Corporate       Corporate      II Shares      Pro Forma
                               II Shares       III Shares                    Combined





1 Year
Expenses assuming redemption            $50            $65            $51            $93
3 years
Expenses assuming redemption           $183           $231           $182           $290
5 Years
Expenses assuming redemption           $328           $411           $325           $504
10 Years
Expenses assuming redemption           $751           $931           $740         $1,120

--------------------------------------------------------------------------------------------



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold VISION Pennsylvania Municipal Income Fund Class A Shares, ARK Pennsylvania Tax-Free Portfolio Class A Shares and VISION Pennsylvania Municipal Bond Fund Class A Shares Pro Forma Combined.



                                                                             VISION
                                                   VISION       ARK          Pennsylvania
                                                                Pennsylvania Municipal
                                                   Pennsylvania Tax-Free     Bond Fund
                                                                Portfolio    Class A
                                                   Municipal    Class A      Shares Pro
                                                                Shares       Forma
Shareholder Fees                                   Income                    Combined
                                                   Fund
                                                   Class A
                                                   Shares

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on             4.50%        4.50%6       4.50%
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or           None         None7        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)     None         None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount          None         None8        None
redeemed, if applicable)
Exchange Fee                                       None         None         None

Annual Fund Operating Expenses (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                     0.70%2       0.65%        0.70%
Distribution (12b-1)  Fee                          0.25%3       0.30%9       0.25%
Shareholder Services Fee                           0.25%4       0.15%10      0.25%12
Other Expenses                                     0.22%        0.20%        0.20%
Total Annual Fund Operating Expenses               1.42%        1.30%        1.40%



1 With respect to the ARK Pennsylvania Tax-Free
Portfolio Class A Shares, as a result of
contractual obligations or voluntary waivers,
the adviser, distributor and shareholder
services provider waived or reimbursed certain
amounts.  These are shown below along with the
net expenses the Portfolio actually paid for
the year ended April 30, 2002.  With respect to
the VISION Pennsylvania Municipal Income Fund
Class A Shares, although not contractually
obligated to do so, the adviser, distributor
and shareholder services provider expected to
waive certain amounts. The figures shown below
reflect anticipated voluntary waivers and net
expenses the Fund expected to pay for the
fiscal year ending April 30, 2003.  With
respect to the VISION Pennsylvania Municipal
Bond Fund Class A Shares Pro Forma Combined,
although not contractually obligated to do so,
the shareholder services provider expects to
waive certain amounts. The figures shown below
reflect anticipated voluntary waivers and net
expenses the Fund expects to pay for the fiscal
year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and    0.41%        0.13%        0.23%
voluntary)
Total Actual Annual Fund Operating Expenses        1.01%5       1.17%11      1.17%
(after waivers)


2 With respect to the VISION Pennsylvania
Municipal Income Fund Class A Shares, the adviser expected to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) was expected to be 0.64% for the fiscal year ended April 30, 2003.

3 The VISION Pennsylvania Municipal Income Fund did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2002. If the fund was accruing or paying the distribution (12b-1) fee, it would be able to pay up to 0.25% of the Fund's average daily net assets. See "Fund
Management, Distribution and Administration", in the Fund's prospectus. This voluntary waiver can be terminated at any time.

4 With respect to the VISION Pennsylvania
Municipal Income Fund Class A Shares, a portion of the shareholder services fee was expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time.
The shareholder services fee to be paid by the VISION Pennsylvania Municipal Income Fund Class
A Shares (after the anticipated voluntary waiver) was expected to be 0.15% for the fiscal year ended April 30, 2003.

5 With respect to the VISION Pennsylvania
Municipal Income Fund Class A Shares, Total
Actual Annual Operating Expenses (after
anticipated waivers) was based on anticipated expenses for the fiscal year ended April 30, 2003. Total Annual Operating Expenses (after waivers) was 0.89% for the fiscal year ended
April 30, 2002.

6 This sales charge varies depending upon how much you invest. See "Purchasing Portfolio
Shares".

7 If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Selling Portfolio Shares".

8 If redemption proceeds are wired to an account, a $10 fee is applicable.

9 With respect to the ARK Pennsylvania Tax-Free
Portfolio Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This waiver may be discontinued at any time. The distribution
(12b-1) fee paid by the ARK Pennsylvania
Tax-Free Portfolio Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April 30, 2002.

10 With respect to the ARK Pennsylvania
Tax-Free Portfolio Class A Shares, a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver may be discontinued at any time. The shareholder services fee paid by the ARK Pennsylvania
Tax-Free Portfolio Class A Shares (after the voluntary waiver) was 0.07% for the fiscal year ended April 30, 2002.

11 The ARK Pennsylvania Tax-Free Portfolio
Class A Shares advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.17% until August 31, 2003.

12 With respect to the VISION Pennsylvania
Municipal Bond Fund Class A Shares Pro Forma
Combined, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Pennsylvania Municipal Bond
Fund Class A Shares Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.02% for the fiscal year ended April 30, 2004.


EXAMPLE

     This Example is intended to help you compare the cost of investing in the VISION Pennsylvania Municipal Income Fund Class A Shares, the ARK Pennsylvania Tax-Free Portfolio Class A Shares and the VISION Pennsylvania Municipal Bond Fund Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Class A operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





                        VISION         ARK           VISION
                        Pennsylvania   Pennsylvania  Pennsylvania
                        Municipal      Portfolio     Municipal
                        Income         Class A       Bond Fund
                        Fund Class     Shares        Class A
                        A Shares                     Pro Forma
                                                     Combined

1 Year                         $588           $564          $586
3 years                        $879           $831          $873
5 Years                      $1,191         $1,119        $1,181
10 Years                     $2,075         $1,936        $2,054

------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Pennsylvania Tax-Free Portfolio Class B Shares and VISION Pennsylvania Municipal Bond Fund Class B Shares Pro Forma.



                                                        ARK          VISION
                                                        Pennsylvania Pennsylvania
                                                        Tax-Free     Municipal Bond
                                                        Portfolio    Fund
                                                        Class B      Class B Shares
Shareholder Fees                                        Shares       Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases        None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or                5.00%2       5.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount               None3        None
redeemed, if applicable)
Exchange Fee                                            None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          0.65%        0.70%
Distribution (12b-1)  Fee                               1.00%        0.75%
Shareholder Services Fee                                None         0.25%5
Other Expenses                                          0.20%        0.20%
Total Annual Fund Operating Expenses                    1.85%4       1.90%



1 With respect to the VISION Pennsylvania
Municipal Bond Fund Class B Shares Pro Forma,
although not contractually obligated to do so,
the shareholder services provider expects to
waive certain amounts. The figures shown below
reflect the anticipated voluntary waiver and net
expenses the Fund expects to pay for the fiscal
year ending April 30, 2004.
Total Waiver of Fund Expenses                           ------       0.06%
Total Actual Annual Fund Operating Expenses             ------       1.84%
(after waiver)


2 A sales Charge is imposed if you sell Class B
Shares within six years of your purchase.  See
"Selling Portfolio Shares".

3 If redemption proceeds are wired to an account, a $10 fee is applicable.

4 The Adviser may voluntarily waive fees or reimburse expenses to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these reimbursements at any time.

5 With respect to the VISION Pennsylvania
Municipal Bond Fund Class B Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Pennsylvania Municipal Bond Fund
Class B Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ended April 30, 2004.







EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Pennsylvania Tax-Free Portfolio Class B Shares and the VISION Pennsylvania Municipal Bond Fund Class B Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Class B Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                           Vision
                                                           Pennsylvania
                                            ARK            Municipal
                                            Pennsylvania   Bond Fund
                                            Tax-Free       Class B
                                            Portfolio      Shares
                                            Class B        Pro Forma
                                            Shares
1 Year
Expenses assuming redemption                       $687          $693
Expenses assuming no redemption                    $187          $193
3 years
Expenses assuming redemption                       $881          $897
Expenses assuming no redemption                    $581          $597
5 Years
Expenses assuming redemption                     $1,200        $1,326
Expenses assuming no redemption                  $1,000        $1,026
10 Years
Expenses assuming redemption                     $2,025        $2,222
Expenses assuming no redemption                  $2,025        $2,222



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Pennsylvania Tax-Free Portfolio Institutional Shares and VISION Pennsylvania Municipal Bond Fund Institutional Shares Pro Forma.



                                                                            VISION
                                                              ARK           Pennsylvania
                                                              Pennsylvania  Municipal
                                                              Tax-Free      Bond Fund
                                                              Portfolio     Institutional
                                                              Institutional Shares Pro
Shareholder Fees                                              Shares        Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a        None          None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as         None          None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                           None          None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if        None          None
applicable)
Exchange Fee                                                  None          None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                                0.65%         0.70%
Distribution (12b-1)  Fee                                     None          None
Shareholder Services Fee                                      0.15%2        0.25%4
Other Expenses                                                0.20%         0.20%
Total Annual Fund Operating Expenses                          1.00%         1.15%

1 With respect to the ARK Pennsylvania Tax-Free
Portfolio Institutional Shares, as a result of
contractual obligations or voluntary waivers, the
shareholder services provider waived certain amounts.
These are shown below along with the net expenses the
Portfolio actually paid for the year ended April 30,
2002.  With respect to the VISION Pennsylvania
Municipal Bond Fund Institutional Shares Pro Forma,
although not contractually obligated to do so, the
shareholder services provider expects to waive certain
amounts. The figures shown below reflect the
anticipated voluntary waiver and net expenses the Fund
expects to pay for the fiscal year ending April 30,
2004.
Total Waiver or reimbursement of Fund Expenses                0.01%       0.15%
(contractual and voluntary)
Total Actual Annual Fund Operating Expenses (after            0.99%3      1.00%
waivers)



2 With respect to the ARK Pennsylvania Tax-Free
Portfolio Institutional Shares, a portion of the shareholder services fee has been voluntarily waived.
This voluntary waiver may be discontinued at any time.
The shareholder services fee paid by the ARK
Pennsylvania Tax-Free Portfolio Institutional Shares
(after the voluntary waiver) was 0.14% for the fiscal year ended April 30, 2002.

3 With respect to the ARK Pennsylvania Tax-Free
Portfolio Institutional Shares, the advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.99% until August 31, 2003.

4 With respect to the VISION Pennsylvania Municipal
Bond Fund Institutional Shares Pro Forma Combined, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Pennsylvania
Municipal Bond Fund Institutional Shares Pro Forma
Combined (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ended April
30, 2004.


EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Pennsylvania Tax-Free Portfolio Institutional Shares and the VISION Pennsylvania Municipal Bond Fund Institutional Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Institutional Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                          ARK
                                          Pennsylvania    VISION
                                          Portfolio       Pennsylvania
                                          Institutional   Municipal
                                          Shares          Bond Fund
                                                          Institutional
                                                          Shares Pro
                                                          Forma

1 Year                                         $101            $117
3 years                                        $317            $365
5 Years                                        $551            $633
10 Years                                     $1,224          $1,398




FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Intermediate Fixed Income Portfolio Institutional Class Shares and VISION Intermediate Term Bond Fund Institutional I Class Shares Pro Forma.




                                                                    VISION
                                                     ARK            Intermediate
                                                     Intermediate   Term Bond
Shareholder Fees                                     Fixed          Fund
                                                     Income         Institutional I
                                                     Portfolio      Class Shares
                                                     Institutional  Pro Forma
                                                     Class
                                                     Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on               None               None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or             None               None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                      None               None
Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount            None               None
redeemed, if applicable)
Exchange Fee                                         None               None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund Assets
(as percentage of average net assets)
Management Fee                                       0.60%2             0.70%3
Distribution (12b-1)  Fee                            None               None
Shareholder Services Fee                             0.15%4             0.25%5
Other Expenses                                       0.22%              0.17%
Total Annual Fund Operating Expenses                 0.97%              1.12%

1 With respect to the Ark Intermediate Fixed
Income Portfolio Institutional Class Shares,
as a result of contractual obligations and
voluntary waivers, the adviser and
shareholder services provider waived certain
amounts.  These are shown below along with
the net expenses the Fund actually paid for
the year ended April 30, 2002.  With respect
to the VISION Intermediate Term Bond Fund
Institutional I Class Shares Pro Forma,
although not contractually obligated to do
so, the adviser and shareholder services
provider expect to waive certain amounts.
These are shown below along with the net
expenses the Fund expects to pay for the
fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual          0.13%              0.31%
and voluntary)
Total Actual Annual Fund Operating Expenses          0.84%6             0.81%
(after waivers)


2   With respect to the Ark Intermediate
Fixed Income Portfolio Institutional Class
Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.51% for the fiscal year ended April
30, 2002. Shareholders must approve any change to the contractual waiver.

3 With respect to the VISION Intermediate
Term Bond Fund Institutional I Class Shares
Pro Forma, the adviser expects to
voluntarily waive a portion of the
management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2004.

4  With respect to the Ark Intermediate
Fixed Income Portfolio Institutional Class
Shares, a portion of the shareholder
services fee has been voluntarily waived.
This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Ark Intermediate Fixed Income
Portfolio Institutional Class Shares (after the voluntary waiver) is 0.11% for the fiscal year ended April 30, 2002.

5  With respect to the VISION Intermediate
Term Bond Fund Institutional I Class Shares
Pro Forma, a portion of the shareholder
services fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid to be paid by the VISION
Intermediate Term Bond Fund Institutional I
Class Shares Pro Forma (after the
anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April
30, 2004.

6  With respect to Ark Intermediate Fixed
Income Portfolio Institutional Class Shares, the adviser has agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding
0.84% until August 31,2003.






EXAMPLE
This Example is intended to help you compare the cost of investing in the Ark Intermediate Fixed Income Portfolio Institutional Class Shares and the VISION Intermediate Term Bond Fund Institutional I Class Shares Pro Forma with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





                                      ARK             VISION
                                      Intermediate    Intermediate
                                      Fixed           Term
                                      Income          Bond Fund
                                      Portfolio       Institutional
                                      Institutional   I Class
                                      Class           Shares Pro
                                      Shares          Forma

1 Year                                   $86           $114
3 years                                  $296          $356
5 Years                                  $524          $617
10 Years                                 $1,178        $1,363


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Income Portfolio Class A Shares and the VISION Income Fund Class A Shares.

                                                      ARK       VISION
                                                      Income    Income Fund
                                                      Portfolio Class A
                                                      Class A   Shares
                                                      Shares    Pro Forma
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      4.50%1       4.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None2        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None3        None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)4
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.60%5       0.60%
Distribution (12b-1) Fee                              0.30%6       0.25%
Shareholder Services Fee                              0.15%7       0.25%9
Other Expenses                                        0.21%        0.17%
Total Annual Fund Operating Expenses                  1.26%        1.27%
1   With respect to the ARK Income Portfolio Class A Shares, this sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
----------------------------------------------------------------------------
2   With respect to the ARK Income Portfolio Class A Shares, If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
3   With respect to the ARK Income Portfolio Class A Shares, if redemption proceeds are wired to a bank account, a $10 fee is applicable.
4 With respect to the ARK Income Portfolio Class A Shares, as a result of contractual obligations and voluntary waivers, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Income Fund Class A Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.23%        0.24%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.03%8       1.03%
  (after waivers)
5    With respect to the ARK Income Portfolio Class A Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the ARK Income Portfolio
  Class A Shares (after the contractual waiver) was 0.57% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
6    With respect to the ARK Income Portfolio Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the ARK Income Portfolio Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April 30, 2002.
7    With respect to the ARK Income Portfolio Class A Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the ARK Income Portfolio Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
8    With respect to ARK Income Portfolio Class A Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.03% until August 31,
  2003.
9   With respect to the VISION Income Fund Class A Shares Pro Forma, a
  portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Income Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending April 30, 2004.




The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Income Portfolio Class A Shares and the VISION Income Fund Class A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in ARK Income Portfolio Class A Shares and VISION Income Fund Class A Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                       ARK Income        VISION Income
                       Portfolio         Fund Class A
                       Class A Shares    Shares Pro
                                         Forma
  1 Year               $550              $574
  3 Years              $810              $835
  5 Years              $1,089            $1,116
  10 Years             $1,885            $1,915


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Income Portfolio Class B Shares and the VISION Income Fund Class B Shares.



                                                                        VISION
                                                         ARK            Income Fund
                                                         Income         Class B
                                                         Portfolio      Shares
Shareholder Fees                                         Class B        Pro Forma
                                                         Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None           None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or                 5.00%1         5.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                      None           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount                None2          None
redeemed, if applicable)
Exchange Fee                                             None           None

Annual Fund Operating Expenses (Before Waiver) 3
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                           0.60%4         0.60%
Distribution (12b-1)  Fee                                1.00%          0.75%
Shareholder Services Fee                                 None           0.25%6
Other Expenses                                           0.21%          0.17%
Total Annual Fund Operating Expenses                     1.81%          1.77%

1   1   With respect to the ARK Income Portfolio,
a sales charge is imposed if you sell Class B
Shares within six years of your purchase.  See
"Selling Portfolio Shares."
2   2   With respect to the ARK Income Portfolio
Class B Shares, if redemption proceeds are wired
to a bank account, a $10 fee is applicable.
3    3   With respect to the ARK Income Portfolio
Class B Shares, as a result of contractual
obligations and             voluntary waivers, the
adviser waived certain amounts. These are shown
below along with the net expenses the Fund
actually paid for the year ended April 30, 2002.
With respect to the VISION Income Fund Class B
Shares Pro Forma, although not contractually
obligated to do so, the shareholder services
provider expects to waive certain amounts.  These
are shown along with the net expenses the Fund
expects to pay for the fiscal year ending April
30, 2004.
Total Waiver of Fund Expenses                            0.08%          0.04%
Total Actual Annual Fund Operating Expenses (after       1.73%5         1.73%
waiver) 4


 4  With respect to the ARK Income Portfolio Class
B Shares, pursuant to the investment advisory
contract, the adviser waived a portion of the
management fee.  The management fee paid by the
ARK Income Portfolio Class B Shares (after the
contractual waiver) was 0.52% for the fiscal year
ended April 30, 2002.  Shareholders must approve
any change to the contractual waiver.
5   With respect to ARK Income Portfolio Class B
Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.73% until August 31, 2003.
6  With respect to the VISION Income Fund Class B
Shares Pro Forma, a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Income Fund Class B Shares Pro Forma
(after the anticipated voluntary waiver) is expected to be 0.21% for the fiscal year ending
April 30, 2004.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Income Portfolio Class B Shares and the VISION Income Fund Class B Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and
    "Summary - Distribution Arrangements".



EXAMPLE

     This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in ARK Income Portfolio Class B Shares and VISION Income Fund Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class B Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                     1 Year      3 Years     5  Years   10 Years

ARK Income Portfolio Class B
Expenses assuming redemption         $676        $862        $1,173      $1,976
Expenses assuming no                 $176        $562          $973      $1,976
redemption
VISION Income Fund Class B
Pro Forma
Expenses assuming redemption         $680        $857        $1,159      $2,084
Expenses assuming no                 $180        $557          $959      $2,084
redemption


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Income Portfolio Institutional Shares and the VISION Income Fund Institutional I Shares.


                                                      ARK           VISION
                                                      Income        Income Fund
                                                      Portfolio     Institutional I
                                                      Institutional Shares
                                                      Shares        Pro Forma
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None         None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None         None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.60%2       0.60%
Distribution (12b-1) Fee                              None         None
Shareholder Services Fee                              0.15%3       0.25%5
Other Expenses                                        0.21%        0.17%
Total Annual Fund Operating Expenses                  0.96%        1.02%


1 With respect to the ARK Income Portfolio Institutional Shares, as a
  result of contractual obligations and voluntary waivers, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Income Fund Institutional I Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.11%        0.17%
  voluntary)
  Total Actual Annual Fund Operating Expenses         0.85%4       0.85%
  (after waivers)
2    With respect to the ARK Income Portfolio Institutional Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee.  The management fee paid by the Fund
  (after the contractual waiver) was 0.52% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
3    With respect to the ARK Income Portfolio Institutional Shares, a portion of the shareholder services fee has been voluntarily waived.
  This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended April 30, 2002.
----------------------------------------------------------------------------
4    With respect to ARK Income Portfolio Institutional Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.85% until August 31,
  2003.
5   With respect to the VISION Income Fund Institutional I Shares Pro
  Forma, a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Income Fund Institutional I Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending April 30, 2004.




The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Income Portfolio Institutional Shares and the VISION Income Fund Institutional I Shares Pro Forma Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.



     The Example assumes that you invest $10,000 in ARK Income Portfolio Institutional Shares and VISION Income Fund Institutional I Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                         VISION Income
                       ARK Income        Fund
                       Portfolio         Institutional
                       Institutional     I Shares Pro
                       Shares            Forma
  1 Year               $87               $104
  3 Years              $295              $325
  5 Years              $520              $563
  10 Years             $1,168            $1,248




Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK U.S. Treasury Money Market Fund Institutional Shares and the Vision U.S. Treasury Money Market Fund Institutional Shares Pro Forma.


                                                      ARK U.S.
                                                      Treasury        VISION U.S.
                                                      Money           Treasury
                                                      Market          Money
Shareholder Fees                                      Portfolio       Marktet
                                                      Institutional   Fund
                                                      Shares          Institutional
                                                                      I Shares
                                                                      Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None              None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None              None
percentage of offering price)
Redemption Fee (as a percentage of amount             None              None
redeemed, if applicable)
Exchange Fee                                          None              None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.25%2            0.50%5
Distribution (12b-1) Fee                              None              None
Shareholder Services Fee                              0.15%3            0.25%6
Other Expenses                                        0.19%             0.17%
Total Annual Fund Operating Expenses                  0.59%             0.92%


1 With respect to the ARK U.S. Treasury Money Market Portfolio
  Institutional Shares, as a result of contractual obligations or voluntary waivers, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the year ended April 30, 2002. With respect to the VISION U.S. Treasury Money Market Fund Institutional I Shares Pro Forma, although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.09%    0.43%
  voluntary)
  Total Actual Annual Fund Operating Expenses         0.50%4   0.49%
  (after waivers)
2    With respect to the ARK U.S. Treasury Money Market Portfolio
  Institutional Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.23% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
---------------------------------------------------------------------------
3    With respect to the ARK U.S. Treasury Money Market Portfolio
  Institutional Shares, a portion of the shareholder services fee has bee voluntarily waived. This voluntary waiver can be terminated at any time.  The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.08 for the fiscal year ended April 30, 2002.
44   The ARK U.S. Treasury Money Market Fund Institutional Shares advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.50% until August 31, 2003.
5    With respect to the VISION U.S. Treasury Money Market Fund
  Institutional I Shares Pro Forma, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the VISION U.S. Treasury Money Market Fund Institutional I Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2004.
6   With respect to the VISION U.S. Treasury Money Market Fund
  Institutional I Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION U.S. Treasury Money Market Portfolio Institutional I Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.02% for the fiscal year ending April 30, 2004.






The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK U.S. Treasury Money Market Portfolio Institutional Shares and the VISION U.S. Treasury Money Market Fund Institutional I Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the ARK U.S. Treasury Money Market Portfolio Institutional Shares and the VISION U.S. Treasury Money Market Fund Institutional I Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                       ARK U.S.          VISION U.S.
                       Treasury          Treasury Money
                       Money Market      Market Fund
                       Portfolio         Institutional
                       Institutional     I Shares Pro
                       Shares            Forma
  1 Year               $51               $94
  3 Years              $180              $293
  5 Years              $320              $509
  10 Years             $729              $1,131


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Short- Term Bond Portfolio Institutional Shares and VISION Short- Term Corporate Bond Fund Institutional I Shares.



                                                      ARK             VISION
                                                      Short-Term      Short -Term
                                                      Bond            Corporate Bond
                                                      Portfolio       Fund
Shareholder Fees                                      Institutional   Institutional
                                                      Shares          I Shares
                                                                      Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None              None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None              None
percentage of offering price)
Redemption Fee (as a percentage of amount             None              None
redeemed, if applicable)
Exchange Fee                                          None              None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%2            0.70%
Distribution (12b-1) Fee                              None              None
Shareholder Services Fee                              0.15%3            0.25%5
Other Expenses                                        0.23%             0.23%
Total Annual Fund Operating Expenses                  1.13%             1.18%


1 With respect to the ARK Short-Term Bond Portfolio Institutional Shares,
  as a result of contractual obligations and voluntary waivers, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Short-Term Corporate Bond Fund Institutional I Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.13%        0.18%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.00%4       1.00%
  (after waivers)
2    With respect to the ARK Short-Term Bond Portfolio Institutional
  Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.71% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
3    With respect to the ARK Short-Term Bond Portfolio Institutional
  Shares, a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver)
  was 0.06% for the fiscal year ended April 30, 2002.
----------------------------------------------------------------------------
4    With respect to ARK Short-Term Bond Portfolio Institutional Shares,
  the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.00% until August 31, 2003.
5   With respect to the VISION Short-Term Corporate Bond Fund Institutional
  I Shares Pro Forma, a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Short-Term Corporate Bond Fund Institutional I Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2004.




The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Short-Term Bond Portfolio Institutional Shares and the VISION Short-Term Corporate Bond Fund Institutional I Shares Pro Forma Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in ARK Short-Term Bond Portfolio Institutional Shares and VISION Short-Term Corporate Bond Fund Institutional I Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                         VISION
                       ARK Short-Term    Short-Term
                       Bond Portfolio    Corporate Bond
                       Institutional     Fund
                       Shares            Institutional
                                         I Shares Pro
                                         Forma
  1 Year               $102              $120
  3 Years              $346              $375
  5 Years              $610              $649
  10 Years             $1,363            $1,432


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK U.S. Treasury Money Market Class A Shares, VISION Treasury Money Market Fund Class A Shares and VISION U.S. Treasury Money Market Fund Class A Shares Pro Forma Combined.


                                                                           VISION U.S.
                                                 ARK          VISION       Treasury
                                                 U.S.         Treasury     Money Market
                                                              Money        Fund Class A
Shareholder Fees                                 Treasury     Market Fund  Shares Pro
                                                 Money        Class A      Forma
                                                              Shares       Combined
                                                 Market
                                                 Fund
                                                 Class A
                                                 Shares

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on           None         None         None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or         None         None         None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                  None         None         None
Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount        None1        None         None
redeemed, if applicable)
Exchange Fee                                     None         None         None

Annual Fund Operating Expenses (Before
Waivers) 2
Expenses That are Deducted From Fund Assets
(as percentage of average net assets)
Management Fee                                   0.25%3       0.50%6       0.50%8
Distribution (12b-1)  Fee                        0.25%        None         0.25%9
Shareholder Services Fee4                        0.15%4       0.25%7       0.25%10
Other Expenses                                   0.19%        0.18%        0.17%
Total Annual Fund Operating Expenses             0.84%        0.93%        1.17%

1 If redemption proceeds are wired to a bank account, a $10 fee is applicable.

2  With respect to the ARK U.S. Treasury
Money Market Fund Class A Shares, as a
result of contractual obligations or
voluntary waivers, the adviser and
shareholder services provider waived certain
amounts.  These are shown below along with
the net expenses the Funds actually paid for
the year ended April 30, 2002.  With respect
to the VISION Treasury Money Market Fund
Class A Shares and VISION U.S. Treasury
Money Market Fund Class A Shares Pro Forma
Combined, although not contractually
obligated to do so, the adviser, distributor
and shareholder services provider waived
certain amounts.  With respect to the VISION
Treasury Money Market Fund Class A Shares,
the figures shown below reflect actual
voluntary waivers and net expenses paid for
the fiscal year ended April 30, 2002.  With
respect to the VISION U.S. Treasury Money
Market Fund Class A Shares Pro Forma
Combined, the figures shown below reflect
anticipated voluntary waivers and net
expenses the Fund expects to pay for the
fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual      0.11%        0.34%        0.55%
and voluntary)
Total Actual Annual Fund Operating Expenses      0.73%5       0.59%        0.62%
(after waivers)


3 With respect to the ARK U.S. Treasury
Money Market Fund Class A Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund
(after the contractual waiver) was 0.23% for the fiscal year ended April 30, 2002.
Shareholders must approve any change to the contractual waiver.

4 With respect to the ARK U.S. Treasury
Money Market Fund Class A Shares, a portion of the shareholder services fee has been voluntarily waived. The shareholder services fees paid by the ARK U.S. Treasury
Money Market Fund's Class A Shares (after the voluntary waiver) was 0.06% for the fiscal year ended April 30, 2002.

5 The ARK U.S. Treasury Money Market Fund
Class A Shares advisor has agreed
contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.73% until August 31, 2003.

6 With respect to the VISION Treasury Money
Market Fund Class A Shares, the adviser
voluntarily waived a portion of the
management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.41% for the fiscal year ending April 30, 2002.

7The VISION Treasury Money Market Fund did not pay or accrue a shareholder services fee for Class A Shares during the fiscal year ended April 30, 2002. If the Fund was accruing or paying the shareholder services fee on Class A Shares, it would be able to pay up to 0.25% of the Fund's average daily net assets. See "Fund Management,
Distribution and Administration", in the
Fund's prospectus.

8 With respect to the VISION U.S. Treasury
Money Market Fund Class A Shares Pro Forma
Combined, the adviser expects to voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April
30, 2004.

9 With respect to the VISION U.S. Treasury
Money Market Fund Class A Shares Pro Forma
Combined, the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution
(12b-1) fee to be paid by the VISION U.S.
Treasury Money Market Fund Class A Shares
Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

10 With respect to the Vision U.S. Treasury
Money Market Fund Class A Shares Pro Forma
Combined, a portion of the shareholder
services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION U.S. Treasury Money Market Fund Class
A Shares Pro Forma Combined (after the
anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ended April 30, 2004.




EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK U.S. Treasury Money Market Fund Class A Shares, the VISION Treasury Money Market Fund Class A Shares and the Vision U.S. Treasury Money Market Fund Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





                       ARK            VISION        VISION
                                      Treasury
                       U.S.           Money         U.S.
                       Treasury       Market        Treasury
                       Money          Fund          Money
                       Market         Class A       Market
                       Fund Class     Shares        Class A
                       A                            Shares Pro
                       Shares                       Forma
                                                    Combined
1 Year
                           $75          $95            $119
3 years
                           $257         $296            $372
5 Years
                           $455         $515            $644
10 Years
                           $1,027       $1,143          $1,420

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK U.S. Treasury Money Market Portfolio, Institutional II Shares, ARK U.S. Treasury Cash Management Portfolio, Corporate II and III Class and VISION U.S. Treasury Money Market Fund - Institutional II Shares.


                                                                              VISION U.S.
                                            ARK U.S. ARK U.S.  ARK            Treasury
                                            Treasury Treasury  U.S.           Money
                                            Money    Cash      Treasury       Market Fund
                                            Market   ManagementCash Portfolio Institutional
                                            PortfolioCorporate Management     II Shares
                                            Institutional      Portfolio      Pro Forrma
                                            II Shares          Corporate      Combined
Shareholder Fees                                               III


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on       None    None      None             None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or     None    None      None             None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other              None    None      None             None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount    None    None      None             None
redeemed, if applicable)
Exchange Fee                                 None    None      None             None

Annual Fund Operating Expenses (Before Waivers and
 Reimbursements)1
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                               0.25%2  0.15%4    0.15%7           0.50%10
Distribution (12b-1) Fee                     0.15%   0.25%     0.40%            0.25%11
Shareholder Services Fee                     None    None      None             None
Other Expenses                               0.19%   0.29%5    0.29%6           0.17%
Total Annual Fund Operating Expenses         0.59%   0.69%     0.84%            0.92%
1  With respect to ARK U.S. Treasury Money Market Portfolio and ARK U.S.
  Treasury Cash Management Portfolio, as a result of contractual obligations, the adviser waived certain amounts.  These are shown below along with the net expenses the ARK U.S. Treasury Money Market
  Portfolio and ARK U.S. Treasury Cash Management Portfolio actually
  paid for the fiscal year ended April 30, 2002.    With respect to
  VISION U.S. Treasury Money Market Fund Pro Forma Combined, although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April
  30, 2004.
  Total Waivers and Reimbursements of Fund   0.02%   0.20%     0.20%            0.36%
  Expenses (contractual and voluntary)
  Total Actual Annual Fund Operating         0.57%3  0.49%6    0.64%9           0.56%


  Expenses (after waivers and
  reimbursements)
2    With respect to ARK U.S. Treasury Money Market Portfolio, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after contractual waiver) was 0.23% for the fiscal year ended April 30,
  2002.  Shareholders must approve any change to the contractual waiver.
3   With respect to ARK U.S. Treasury Money Market Portfolio, the adviser has agreed contractually to waive fees and reimburse expenses for Institutional II Shares in order to keep total operating expenses from exceeding 0.57% until August 31, 2003.
4   With respect to ARK U.S. Treasury Cash Management Portfolio,
  Corporate II Class, pursuant to the investment advisory contract, the adviser waived the management fee. The management fee paid by the
  Fund (after the contractual waiver) was 0.00% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
5   With respect to ARK U.S. Treasury Cash Management Portfolio,
  Corporate II Class, pursuant to the investment advisory contract, the adviser reimbursed a portion of other expenses. The Other Expenses paid by the Fund (after the contractual reimbursement) were 0.24% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
6    With respect to ARK U.S. Treasury Cash Management Portfolio,
  Corporate II Class, the adviser has agreed contractually to waive fees and reimburse expenses for Corporate II Class Shares in order to keep total operating expenses from exceeding 0.49% until August 31, 2003.
7   With respect to ARK U.S. Treasury Cash Management Portfolio,
  Corporate III Class, pursuant to the investment advisory contract, the adviser waived the management fee. The management fee paid by the
  Fund (after the contractual waiver) was 0.00% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual waiver.
8   With respect to ARK U.S. Treasury Cash Management Portfolio,
  Corporate III Class, pursuant to the investment advisory contract, the adviser reimbursed a portion of other expenses. The Other Expenses paid by the Fund (after the contractual reimbursement) were 0.24% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
9   With respect to ARK U.S. Treasury Cash Management Portfolio,
  Corporate III Class, the adviser has agreed contractually to waive fees and reimburse expenses for Institutional I Shares in order to keep total operating expenses from exceeding 0.64% until August 31,
  2003.
-------------------------------------------------------------------------
10 With respect to VISION U.S. Treasury Money Market Fund Institutional
  II Shares Pro Forma Combined, the advisor expects to waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2004.
11 With respect to VISION U.S. Treasury Money Market Fund Institutional
  II Shares Pro Forma Combined, a portion of the distribution (12b-1) fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by VISION U.S. Treasury Money Market Fund Institutional II Shares Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending April 30, 2004.










     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK U.S. Treasury Money Market Portfolio, Institutional II Shares, ARK U.S. Treasury Cash Management Portfolio, Corporate II and III Class and VISION U.S. Treasury Money Market Fund - Institutional II Shares Pro Forma Combined will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

     This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the ARK U.S. Treasury Money Market Portfolio, Institutional II Shares, ARK U.S. Treasury Cash Management Portfolio, Corporate II and III Class and VISION U.S. Treasury Money Market Fund
- Institutional II Shares Pro Forma Combined for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



               ARK U.S.
               Treasury    ARK U.S.          ARK U.S.          VISION U.S.
               Money       Treasury          Treasury          Treasury
               Market      Cash              Cash              Money Market
               Portfolio   Management        Management        Fund
               Institution Portfolio         Portfolio         Institutional
               II Shares   Corporate II      Corporate         II Shares
                                            III                Pro Forma
                                                               Combined
  1 Year         $58        $50               $65               $94
  3 Years        $187       $201              $248              $293
  5 Years        $327       $364              $446              $509
  10 Years       $736       $840              $1,019            $1,131


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Maryland Tax-Free Portfolio Institutional Shares and VISION Maryland Municipal Bond Fund Institutional Shares Pro Forma.



                                                            ARK           VISION
                                                            Maryland      Maryland
                                                            Tax-Free      Municipal
                                                            Portfolio     Bond Fund
                                                            Institutional Institutional
Shareholder Fees                                            Shares        Shares
                                                                          Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a      None         None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as       None         None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                         None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if      None         None
applicable)
Exchange Fee                                                None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                              0.65%2       0.70%5
Distribution (12b-1)  Fee                                   None         None
Shareholder Services Fee                                    0.15%3       0.25%6
Other Expenses                                              0.21%        0.22%
Total Annual Fund Operating Expenses                        1.01%        1.17%



1 With respect to the ARK Maryland Tax-Free Portfolio
Institutional Shares, as a result of contractual
obligations or voluntary waivers, the adviser waived
certain amounts.  These are shown below along with the
net expenses the Portfolio actually paid for the year
ended April 30, 2002.  With respect to the VISION
Pennsylvania Municipal Bond Fund Institutional Shares
Pro Forma, although not contractually obligated to do
so, the adviser and shareholder services provider
expect to waive certain amounts. The figures shown
below reflect the anticipated voluntary waivers and
net expenses the Fund expects to pay for the fiscal
year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and             0.17%        0.33%
voluntary)
Total Actual Annual Fund Operating Expenses (after          0.84%4       0.84%
waivers)


2 With respect to the ARK Maryland Tax-Free Portfolio
Institutional Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the ARK
Maryland Tax-Free Portfolio Institutional Shares
(after the contractual waiver) was 0.51% for the fiscal year ended April 30, 2002. Shareholders must approve any changes to the contractual waiver.

3 With respect to the ARK Maryland Tax-Free Portfolio
Institutional Shares, a portion of the shareholder services fee has been voluntarily waived. This waiver may be discontinued at any time. The shareholder services fee paid by the ARK Maryland Tax-Free
Portfolio Institutional Shares (after the voluntary waiver) was 0.12% for the fiscal year ended April 30, 2002.

4 The adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.84% until August 31, 2003.

5 With respect to the VISION Maryland Municipal Bond
Fund Institutional Shares Pro Forma, a portion of the management fee is expected to be voluntarily waived.
This anticipated voluntary waiver can be terminated at any time. The management fee to be paid by the VISION
Maryland Municipal Bond Fund Institutional Shares Pro
Forma (after the anticipated voluntary waiver) is expected to be 0.62% for the fiscal year ended April
30, 2004.

6 With respect to the VISION Maryland Municipal Bond
Fund Institutional Shares Pro Forma, all of the shareholder services fee is expected to be voluntarily waived for the fiscal year ending April 30, 2004.
This anticipated voluntary waiver can be terminated at any time.







EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Maryland Tax-Free Portfolio Institutional Shares and the VISION Maryland Municipal Bond Fund Institutional Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                           VISION
                                                           Maryland
                                                           Municipal
                                            ARK            Bond Fund
                                            Maryland       Institutional
                                            Tax-Free       Shares
                                            Portfolio      Pro Forma
                                            Institutional
                                            Shares


1 Year                                      $86              $119
3 years                                     $305             $372
5 Years                                     $541             $644
10 Years                                    $1,221           $1,420




FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Maryland Tax-Free Portfolio Class B Shares and VISION Maryland Municipal Bond Fund Class B Shares Pro Forma.



                                                        ARK
                                                        Maryland    VISION Maryland
                                                        Tax-Free    Municipal Bond
                                                        Portfolio   Fund
                                                        Class B     Class B Shares
Shareholder Fees                                        Shares      Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or                5.00%2      5.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None        None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount               None3       None
redeemed, if applicable)
Exchange Fee                                            None        None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          0.65%4      0.70%6
Distribution (12b-1)  Fee                               1.00%       0.75%
Shareholder Services Fee                                None        0.25%7
Other Expenses                                          0.21%       0.22%
Total Annual Fund Operating Expenses                    1.86%       1.92%



1 With respect to the ARK Maryland Tax-Free
Portfolio Class B Shares, as a result of
contractual obligations, the adviser waived
certain amounts.  These are shown below along
with the net expenses the Portfolio actually paid
for the year ended April 30, 2002.  With respect
to the VISION Maryland Municipal Bond Fund Class
B Shares Pro Forma, although not contractually
obligated to do so, the adviser and shareholder
services provider expect to waive certain
amounts. The figures shown below reflect the
anticipated voluntary waivers and net expenses
the Fund expects to pay for the fiscal year
ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and         0.14%       0.20%
voluntary)
Total Actual Annual Fund Operating Expenses             1.72%5      1.72%
(after waivers)


2 A sales Charge is imposed if you sell Class B
Shares within six years of your purchase.  See
"Selling Portfolio Shares".

3 If redemption proceeds are wired to an account, a $10 fee is applicable.

4 With respect to the ARK Maryland Tax-Free
Portfolio Class B Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the ARK Maryland Tax-Free Portfolio
Class B Shares (after the contractual waiver) was 0.51% for the fiscal year ended April 30, 2002.
Shareholders must approve any changes to the contractual waiver.

5 With respect to the ARK Maryland Tax-Free
Portfolio Class B Shares, the Adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.72% until August 31, 2003.

6 With respect to the VISION Maryland Municipal
Bond Fund Class B Shares Pro Forma, a portion of the management fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The management fee to be paid by the VISION Maryland Municipal Bond Fund
Class B Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.62% for the fiscal year ended April 30, 2004.

7 With respect to the VISION Maryland Municipal
Bond Fund Class B Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION
Maryland Municipal Bond Fund Class B Shares Pro
Forma (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ended
April 30, 2004.



EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Maryland Tax-Free Portfolio Class B Shares and the VISION Maryland Municipal Bond Fund Class B Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Class B Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                           Vision
                                                           Maryland
                                                           Municipal
                                            ARK            Bond Fund
                                            Maryland       Class B
                                            Tax-Free       Shares
                                            Portfolio      Pro Forma
                                            Class B
                                            Shares
1 Year
Expenses assuming redemption                       $675          $695
Expenses assuming no redemption                    $175          $195
3 years
Expenses assuming redemption                       $871          $903
Expenses assuming no redemption                    $571          $603
5 Years
Expenses assuming redemption                     $1,193        $1,237
Expenses assuming no redemption                    $993        $1,037
10 Years
Expenses assuming redemption                     $2,025        $2,243
Expenses assuming no redemption                  $2,025        $2,243


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Maryland Tax-Free Portfolio Class A Shares and VISION Maryland Municipal Bond Fund Class A Shares Pro Forma.



                                                        ARK
                                                        Maryland     VISION Maryland
                                                        Tax-Free     Municipal Bond
                                                        Portfolio    Fund
                                                        Class A      Class A Shares
Shareholder Fees                                        Shares       Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases        4.50%2       4.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or                None3        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount               None4        None
redeemed, if applicable)
Exchange Fee                                            None         None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          0.65%5       0.70%9
Distribution (12b-1)  Fee                               0.30%6       0.25%10
Shareholder Services Fee                                0.15%7       0.25%11
Other Expenses                                          0.21%        0.22%
Total Annual Fund Operating Expenses                    1.31%        1.42%



1 With respect to the ARK Maryland Tax-Free
Portfolio Class A Shares, as a result of
contractual obligations or voluntary waivers, the
adviser, distributor and shareholder services
provider waived certain amounts.  These are shown
below along with the net expenses the Portfolio
actually paid for the year ended April 30, 2002.
With respect to the VISION Maryland Municipal Bond
Fund Class A Shares Pro Forma, although not
contractually obligated to do so, the adviser,
distributor and shareholder services provider
expect to waive certain amounts. The figures shown
below reflect the anticipated voluntary waivers
and net expenses the Fund expects to pay for the
fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses (contractual and          0.29%        0.40%
voluntary)
Total Actual Annual Fund Operating Expenses (after      1.02%8       1.02%
waivers)


2 This sales charge varies depending on how much you invest. See "Purchasing Portfolio Shares".

3 If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See
"Purchasing Portfolio Shares".

4 If redemption proceeds are wired to a bank account, a $10 fee is applicable.

5 With respect to the ARK Maryland Tax-Free
Portfolio Class A Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the ARK Maryland Tax-Free Portfolio Class
A Shares (after the contractual waiver) was 0.56% for the fiscal year ended April 30, 2002.
Shareholders must approve any changes to the contractual waiver.

6 With respect to the ARK Maryland Tax-Free
Portfolio Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This waiver may be discontinued at any time. The distribution
(12b-1) fee paid by the ARK Maryland Tax-Free
Portfolio Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April
30, 2002.

7 With respect to the ARK Maryland Tax-Free
Portfolio Class A Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver may be discontinued at any time.

8 With respect to the ARK Maryland Tax-Free
Portfolio Class A Shares, the adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
1.02% until August 31, 2003.

9 With respect to the VISION Maryland Municipal
Bond Fund Class A Shares Pro Forma, a portion of the management fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The management fee to be paid by the VISION Maryland Municipal Bond Fund
Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.62% for the fiscal year ended April 30, 2004.

10 With respect to the VISION Maryland Municipal
Bond Fund Class A Shares Pro Forma, a portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by the VISION
Maryland Municipal Bond Fund Class A Shares Pro
Forma (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ended
April 30, 2004.

11 With respect to the VISION Maryland Municipal
Bond Fund Class A Shares Pro Forma, all of the shareholder services fee is expected to be voluntarily waived for the fiscal year ending
April 30, 2004. This anticipated voluntary waiver can be terminated at any time.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Maryland Tax-Free Portfolio Class A Shares and the VISION Maryland Municipal Bond Fund Class A Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods.

     The Example also assumes that your investment has a 5% return each year and that each of the Funds' Class A Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                           VISION
                                                           Maryland
                                                           Municipal
                                            ARK            Bond Fund
                                            Maryland       Class A
                                            Tax-Free       Shares
                                            Portfolio      Pro Forma
                                            Class A
                                            Shares

1 Year                                             $549          $588
3 years                                            $819          $879
5 Years                                          $1,109        $1,191
10 Years                                         $1,934        $2,075




FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Pennsylvania Tax-Free Money Market Institutional Shares and VISION Pennsylvania Tax-Free Money Market Fund Institutional I Shares Pro Forma.




                                                          ARK             VISION
                                                          Pennsylvania    Pennsylvania
                                                          Tax-Free Money  Tax-Free
                                                          Market          Money Market
                                                          Portfolio       Fund
Shareholder Fees                                          Institutional   Institutional I
                                                          Shares          Shares
                                                                          Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases          None              None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption       None              None
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                       None              None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,       None              None
if applicable)
Exchange Fee                                              None              None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                            0.25%2            0.50%5
Distribution (12b-1)  Fee                                 None              None
Shareholder Services Fee                                  0.25%3            0.25%6
Other Expenses                                            0.26%             0.27%
Total Annual Fund Operating Expenses                      0.76%             1.02%



1 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional Shares, as a
result of contractual obligations or voluntary
waivers, the adviser and shareholder services
provider waived certain amounts.  These are shown
below along with the net expenses the Portfolio
actually paid for the year ended April 30, 2002.
With respect to the VISION Pennsylvania Tax-Free
Money Market Fund Institutional Shares Pro Forma,
although not contractually obligated to do so, the
adviser and shareholder services provider expect to
waive certain amounts. The figures shown below
reflect the anticipated voluntary waivers and net
expenses the Fund expects to pay for the fiscal
year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and           0.18%            0.44%
voluntary)
Total Actual Annual Fund Operating Expenses (after        0.58%4           0.58%
waivers)


2 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee.
The management fee paid by the ARK Pennsylvania
Tax-Free Money Market Portfolio institutional
Shares (after the contractual waiver) was 0.12% for the fiscal year ended April 30, 2002. Shareholders must approve any changes to the contractual waiver.

3 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional Shares, a portion of the shareholder services fee has been voluntarily waived. This waiver may be discontinued at any time. The shareholder services fee paid by the ARK Pennsylvania Tax-Free Money
Market Portfolio Institutional Shares (after the voluntary waiver) was 0.20% for the fiscal year ended April 30, 2002.

4 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional Shares, the
Adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.58% until August 31, 2003.

5 With respect to the VISION Pennsylvania Tax-Free
Money Market Fund Institutional Shares Pro Forma, a portion of the management fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The management fee to be paid by the VISION
Pennsylvania Tax-Free Money Market Fund
Institutional Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ended April 30, 2004.

6 With respect to the VISION Pennsylvania Tax-Free
Money Market Fund Institutional Shares Pro Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION
Pennsylvania Tax-Free Money Market Fund
Institutional Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ended April 30, 2004.


EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Pennsylvania Tax-Free Money Market Portfolio Institutional Shares and the VISION Pennsylvania Tax-Free Money Market Fund Institutional Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Institutional Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                           Vision
                                                           Pennsylvania
                                            ARK            Tax-Free
                                            Pennsylvania   Money
                                            Tax-Free       Market
                                            Money          Fund
                                            Marker         Institutional
                                            Portfolio      Shares
                                            Institutional
                                            Shares         Pro Forma


1 Year                                              $59         $104
3 years                                            $225         $325
5 Years                                            $405         $563
10 Years                                           $925       $1,248


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Pennsylvania Tax-Free Money Market Portfolio Class A Shares and VISION Pennsylvania Tax-Free Money Market Fund Class A Shares Pro Forma.



                                                     ARK
                                                     Pennsylvania   VISION
                                                     Tax-Free Money Pennsylvania
                                                     Market         Tax-Free
                                                     Portfolio      Money Market
                                                     Class A        Fund
Shareholder Fees                                     Shares         Class A
                                                                    Shares Pro
                                                                    Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on               None           None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or             None           None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)       None           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount            None2          None
redeemed, if applicable)
Exchange Fee                                         None           None

Annual Fund Operating Expenses (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                       0.25%3         0.50%6
Distribution (12b-1)  Fee                            0.25%          0.25%7
Shareholder Services Fee                             0.15%4         0.25%8
Other Expenses                                       0.23%          0.27%
Total Annual Fund Operating Expenses                 0.88%          1.27%



1 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Class A Shares, as a
result of contractual obligations or voluntary
waivers, the adviser and shareholder services
provider waived certain amounts.  These are
shown below along with the net expenses the
Portfolio actually paid for the year ended
April 30, 2002.  With respect to the VISION
Pennsylvania Tax-Free Money Market Fund Class A
Shares Pro Forma, although not contractually
obligated to do so, the adviser, distributor
and shareholder services provider expect to
waive certain amounts. The figures shown below
reflect the anticipated voluntary waivers and
net expenses the Fund expects to pay for the
fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and      0.19%          0.52%
voluntary)
Total Actual Annual Fund Operating Expenses          0.69%5         0.75%
(after waivers)
.....................................................

2 If redemption proceeds are wired to an account, a $10 fee is applicable.

3 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Class A Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the ARK
Pennsylvania Tax-Free Money Market Portfolio
Class A Shares (after the contractual waiver) was 0.15% for the fiscal year ended April 30, 2002. Shareholders must approve any changes to the contractual waiver.

4 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Class A Shares, a portion of the shareholder services fee has been voluntarily waived. This waiver may be discontinued at any time. The shareholder services fee paid by the ARK Pennsylvania
Tax-Free Money Market Portfolio Class A Shares
(after the voluntary waiver) was 0.06% for the fiscal year ended April 30, 2002.

5 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Class A Shares, the
Adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.69% until August 31, 2003.

6 With respect to the VISION Pennsylvania
Tax-Free Money Market Fund Class A Shares Pro
Forma, a portion of the management fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The management fee to be paid by the VISION Pennsylvania Tax-Free Money Market
Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ended April 30, 2004.

7 With respect to the VISION Pennsylvania
Tax-Free Money Market Fund Class A Shares Pro
Forma, the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time.
The distribution (12b-1) fee to be paid by the VISION Pennsylvania Tax-Free Money Market Fund
Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ended April 30, 2004.

8 With respect to the VISION Pennsylvania
Tax-Free Money Market Fund Class A Shares Pro
Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Pennsylvania Tax-Free Money
Market Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ended April 30, 2004.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Pennsylvania Tax-Free Money Market Portfolio Class A Shares and the VISION Pennsylvania Tax-Free Money Market Fund Class A Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Class A Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                           Vision
                                                           Pennsylvania
                                                           Tax-Free
                                            ARK            Money
                                            Pennsylvania   Market
                                            Tax-Free       Fund
                                            Money          Class A
                                            Marker         Shares
                                            Portfolio
                                            Class A        Pro Forma
                                            Shares

1 Year                                              $70         $126
3 years                                            $262         $403
5 Years                                                         $697
10 Years                                                      $1,534


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Pennsylvania Tax-Free Money Market Institutional II Shares and VISION Pennsylvania Tax-Free Money Market Fund Institutional II Shares Pro Forma.




                                                        ARK            VISION
                                                        Pennsylvania   Pennsylvania
                                                        Tax-Free Money Tax-Free
                                                        Market         Money Market
                                                        Portfolio      Fund
Shareholder Fees                                        Institutional  Institutional II
                                                        I Shares       Shares
                                                                       Pro Forma
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases        None           None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or                None           None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount               None           None
redeemed, if applicable)
Exchange Fee                                            None           None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          0.25%2         0.50%5
Distribution (12b-1)  Fee                               0.15%          0.25%6
Shareholder Services Fee                                0.20%3         None
Other Expenses                                          0.26%          0.27%
Total Annual Fund Operating Expenses                    0.86%          1.02%



1 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional II Shares, as
a result of contractual obligations or voluntary
waivers, the adviser and shareholder services
provider waived certain amounts.  These are shown
below along with the net expenses the Portfolio
actually paid for the year ended April 30, 2002.
With respect to the VISION Pennsylvania Tax-Free
Money Market Fund Institutional II Shares Pro
Forma, although not contractually obligated to do
so, the adviser and shareholder services provider
expect to waive certain amounts. The figures shown
below reflect the anticipated voluntary waivers
and net expenses the Fund expects to pay for the
fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses (contractual and         0.28%          0.44%
voluntary)
Total Actual Annual Fund Operating Expenses (after      0.58%4         0.58%
waivers)



2 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional II Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee.
The management fee paid by the ARK Pennsylvania
Tax-Free Money Market Portfolio institutional II
Shares (after the contractual waiver) was 0.17% for the fiscal year ended April 30, 2002.
Shareholders must approve any changes to the contractual waiver.

3 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional II Shares, a portion of the shareholder services fee has been voluntarily waived. This waiver may be discontinued at any time. The shareholder services fee paid by the ARK Pennsylvania Tax-Free Money
Market Portfolio Institutional II Shares (after the voluntary waiver) was 0.05% for the fiscal year ended April 30, 2002.

4 With respect to the ARK Pennsylvania Tax-Free
Money Market Portfolio Institutional II Shares, the Adviser has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.58% until August 31, 2003.

5 With respect to the VISION Pennsylvania Tax-Free
Money Market Fund Institutional II Shares Pro
Forma, a portion of the management fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time.
The management fee to be paid by the VISION
Pennsylvania Tax-Free Money Market Fund
Institutional II Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ended April 30, 2004.

6 With respect to the VISION Pennsylvania Tax-Free
Money Market Fund Institutional II Shares Pro
Forma, a portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by the VISION Pennsylvania Tax-Free Money Market
Fund Institutional II Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ended April 30, 2004.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Pennsylvania Tax-Free Money Market Portfolio Institutional II Shares and the VISION Pennsylvania Tax-Free Money Market Fund Institutional II Shares Pro Forma with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Institutional II Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                           Vision
                                                           Pennsylvania
                                            ARK            Tax-Free
                                            Pennsylvania   Money
                                            Tax-Free       Market
                                            Money          Fund
                                            Marker         Institutional
                                            Portfolio      II Shares
                                            Institutional
                                            II Shares      Pro Forma


1 Year                                              $59         $104
3 years                                            $246         $325
5 Years                                            $449         $563
10 Years                                         $1,035       $1,248


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold ARK Social Issues Small-Cap Equity Portfolio Institutional Shares, ARK Social Issues Blue Chip Equity Portfolio Institutional Shares, ARK Social Issues Capital Growth Portfolio Institutional Shares, ARK Social Issues Intermediate Fixed Income Portfolio Institutional Shares, and VISION Social Balanced Fund Institutional Shares Pro Forma Combined.








                                ARK            ARK           ARK         ARK            VISION
                                Social         Social        Social      Social         Social
                                Issues         Issues        Issues      Issues
                                               Blue                                     Balanced
                                Small-Cap      Chip          Capital     Intermediate   Fund
Shareholder Fees                Equity         Equity        Growth      Fixed
                                                                         Income         Institutional
                                Portfolio      Portfolio     Portfolio   Portfolio      Shares
                                Institutional  Institutional Institutional              Pro
                                Shares         Shares        Shares      Institutional  Forma
                                                                         Shares         Combined
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)     None            None            None        None        None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales
Charge (Load) (as a             None            None            None        None        None
percentage of original
purchase price or redemption
proceeds, as applicable)
Maximum Sales Charge (Load)
Imposed on Reinvested           None            None            None        None        None
Dividends (and other
Distributions)
(as a percentage of offering
price)
Redemption Fee (as a            None            None            None        None        None
percentage of amount
redeemed, if applicable)
Exchange Fee                    None            None            None        None        None

Annual Fund Operating
Expenses (Before Waivers) 1
Expenses That are Deducted
From Fund Assets (as
percentage of average net
assets)
Management Fee                  0.80%2          0.70%5          0.70%5      0.60%5      0.70%8
Distribution (12b-1)  Fee       None            None            None        None        None
Shareholder Services Fee        0.15%           0.15%           0.15%       0.15%       0.25%
Other Expenses                  10.18%3         1.03%6          16.22%6     0.64%6      0.50%
Total Annual Fund Operating     11.13%          1.88%           17.07%      1.39%       1.45%
Expenses

1 With respect to the ARK
Social Issues Small-Cap
Equity Portfolio
Institutional Shares, the
ARK Social Issues Blue Chip
Equity Portfolio
Institutional Shares, the
ARK Social Issues Capital
Growth Portfolio
Institutional Shares and the
ARK Social Issues
Intermediate Fixed Income
Portfolio Institutional
Shares, as a result of
contractual obligations or
voluntary waivers, the
adviser waived or reimbursed
certain amounts.  These are
shown below along with the
net expenses the Portfolios
actually paid for the year
ended April 30, 2002.  With
respect to the VISION Social
Balanced Fund Institutional
Shares Pro Forma Combined,
although not contractually
obligated to do so, the
adviser and shareholder
services provider expect to
waive certain amounts. The
figures shown below reflect
anticipated voluntary
waivers and net expenses the
Fund expects to pay for the
fiscal year ending April 30,
2004.
Total Waivers and               9.91%       0.85%       16.00%      0.52%       0.20%
Reimbursements of Fund
Expenses (contractual and
voluntary)
Total Actual Annual Fund        1.22%4      1.03%7      1.07%7      0.87%7      1.25%
Operating Expenses (after
waivers and reimbursements)



2 With respect to the ARK
Social Issues Small-Cap
Equity Portfolio
Institutional Shares, the
management fee has been
voluntarily waived.  This
waiver may be discontinued
at any time. The management
fee paid by the ARK Social
Issues Small-Cap Equity
Portfolio Institutional
Shares (after the voluntary
waiver) was 0.00% for the
fiscal year ended April 30,
2002.

3 With respect to ARK Social
  Issues Small-Cap Equity
  Portfolio Institutional
  Shares, the adviser
  voluntarily reimbursed a
  portion of other
  expenses.  The other
  expenses paid by the ARK
  Social Issues Small-Cap
  Equity Portfolio
  Institutional Shares
  (after the voluntary
  reimbursement) was 1.07%
  for the fiscal year ended
  April 30, 2002.

4 The ARK Social Issues
Small-Cap Equity Portfolio
Institutional Shares advisor
has agreed voluntarily to
waive fees and reimburse
expenses to keep total
operating expenses at a
specified level.  The
adviser may discontinue all
or part of these waivers or
reimbursements at any time.
With the voluntary waivers
and expense reimbursements,
the Portfolio's actual total
operating expenses were
1.22%.  For more information
about these fees, see
"Investment Advisor" and
"Distribution of Portfolio
Shares".

5 With respect to the ARK
Social Issues Blue Chip
Equity Portfolio
Institutional Shares, the
ARK Social Issues Capital
Growth Portfolio
Institutional Shares, and
the ARK Social Issues
Intermediate Fixed Income
Portfolio Institutional
Shares, pursuant to the
investment advisory
contract, the adviser waived
a portion of the management
fee.  The management fee
paid by the ARK Social
Issues Blue Chip Equity
Portfolio Institutional
Shares, the ARK Social
Issues Capital Growth
Portfolio Institutional
Shares, and the ARK Social
Issues Intermediate Fixed
Income Portfolio
Institutional Shares (after
the contractual waivers) was
0.00%, 0.00% and 0.08%,
respectively, for the fiscal
year ended April 30, 2002.
Shareholders must approve
any changes to the
contractual waiver.

6 With respect to the ARK
  Social Issues Blue Chip
  Equity Portfolio
  Institutional Shares and
  the ARK Social Issues
  Capital Growth Portfolio
  Institutional Shares,
  pursuant to the investment
  advisory contract, the
  adviser reimbursed a
  portion of other
  expenses.  The other
  expenses paid by the ARK
  Social Issues Blue Chip
  Equity Portfolio
  Institutional Shares and
  the ARK Social Issues
  Capital Growth Portfolio
  Institutional Shares
  (after the contractual
  waivers) was 0.88% and
  0.92%, respectively, for
  the fiscal year ended
  April 30, 2002.
  Shareholders must approve
  any change to the
  contractual reimbursement.

7 The ARK Social Issues Blue
Chip Equity Portfolio
Institutional Shares, the
ARK Social Issues Capital
Growth Portfolio
Institutional Shares and the
ARK Social Issues
Intermediate Fixed Income
Portfolio Institutional
Shares advisors have agreed
contractually to waive fees
and reimburse expenses to
keep total operating
expenses from exceeding
1.03%, 1.07% and 0.87%,
respectively, until August
31, 2003.

8 With respect to the VISION
Social Balanced Fund
Institutional Shares Pro
Forma Combined, the adviser
expects to voluntarily waive
a portion of the management
fee. The adviser can
terminate this anticipated
voluntary waiver at any
time. The management fee to
be paid by the Fund (after
the anticipated voluntary
waiver) is expected to be
0.50% for the fiscal year
ended April 30, 2004.







EXAMPLE

     This Example is intended to help you compare the cost of investing in the ARK Social Issues Small-Cap Equity Portfolio Institutional Shares, the ARK Social Issues Blue Chip Equity Portfolio Institutional Shares, the ARK Social Issues Capital Growth Portfolio Institutional Shares, the ARK Social Issues Intermediate Fixed Income Portfolio Institutional Shares and the VISION Social Balanced Fund Institutional Shares Pro Forma Combined with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds' Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





              ARK                                       ARK
              Social         ARK         ARK            Social          Vision
              Issues         Social      Social         Issues          Social
              Small-Cap      Issues      Issues         Intermediate    Balanced
              Equity         Blue Chip   Capital        Fixed           Fund
              Portfolio      Equity      Growth         Income          Institutional
              Institutional  Portfolio   Equity         Portfolio       Shares Pro
              Shares        InstitutionalPortfolio      Institutional   Forma
                             Shares      Institutional  Shares          Combined
                                         Shares


1 Year               $124         $105           $109            $89             $148
3 years            $2,295         $508         $3,242           $389             $459
5 Years            $4,208         $937         $5,664           $711             $792
10 Years           $8,053       $2,132         $9,581         $1,624           $1,735


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Tax-Free Money Market Portfolio-Institutional II Shares, the ARK Tax- Free Cash Management Portfolio-Corporate III Shares and the VISION Tax Free Money Market Fund- Institutional II Shares- Pro-Forma.

                                                   ARK           ARK         VISION
                                                   Tax-Free      Tax-Free    Tax
                                                   Money         Cash        Free
                                                   Market        Management  Money
Shareholder Fees                                   Portfolio     Portfolio   Market
                                                   Institutional Corporate   Fund
                                                   II            III         Institutional
                                                   Shares        Shares      II Shares
                                                                             Pro
                                                                             Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None        None        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None        None        None
percentage of offering price)
Redemption Fee (as a percentage of amount             None        None        None
redeemed, if applicable)
Exchange Fee                                          None        None        None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.25%2      0.153      0.50%5
Distribution (12b-1) Fee                              0.15%       0.40%      0.25%6
Shareholder Services Fee                              None        None       None
Other Expenses                                        0.21%       0.25%4     0.17%
Total Annual Fund Operating Expenses                  0.61%       0.80%     0.92%


1 With respect to the ARK Tax-Free Money Market Portfolio- Institutional
  II Shares as a result of a contractual waiver, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to the ARK Tax-Free Cash Management Portfolio-Corporate III Shares, as a result of a contractual waiver, the adviser waived certain
  amounts.   These are shown below along with the net expenses the
  Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to the VISION Tax Free Money Market Fund-Institutional II Shares Pro-Forma, although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2004.
  Total Waivers of Fund Expenses (contractual and     0.15%   0.16%  0.46%
  voluntary)
  Total Actual Annual Fund Operating Expenses         0.46%7  0.64%8 0.46%
  (after waivers)


2     With respect to the ARK Tax-Free Money Portfolio-Institutional II
  Shares, pursuant to the investment advisor contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.10% for the fiscal year ended April 30, 2002. Shareholders must approve any changes to the contractual waiver.
3     With respect to the ARK Tax-Free Cash Management Portfolio-Corporate
  III Shares, pursuant to the investment advisor contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.00% for the fiscal year ended April 30, 2002. Shareholders must approve any changes to the contractual waiver.
4    With respect to the ARK Tax-Free Cash Management Portfolio-Corporate
  III Shares, pursuant to the investment advisory contract, the adviser reimbursed a portion of other expenses. The Other Expenses paid by the Portfolio (after the contractual waiver) was 0.24% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
5     With respect to the VISION Tax Free Money Market Fund Institutional
  II Shares Pro-Forma, a portion of the adviser fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The advisory fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.
6   With respect to the VISION Tax Free Money Market Fund-Institutional II
  Shares- Pro-Forma, a portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2004.
7    With respect to the ARK Tax-Free Money Market Portfolio-Institutional
  II Shares, the adviser has agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding 0.46% until August 31, 2003.
8    With respect to the ARK Tax-Free Cash Management Portfolio-Corporate
  III Shares, the adviser has agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding 0.64% until August 31, 2003.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Tax-Free Money Market Portfolio, the ARK Tax-Free Cash Management Portfolio and the VISION Tax Free Money Market Fund Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".



  Example

This example is intended to help you compare the cost of investing in the indicated Funds' Shares with the cost of investing in other mutual funds.

The  Example  assumes  that  you  invest  $10,000  in  each  respective   Fund's
Institutional II and Corporate III Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional II and Corporate III Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                       ARK               ARK               VISION
                       Tax-Free Money    Tax-Free Cash     Tax Free Money
                       Market            Management        Market Fund
                       Portfolio         Portfolio         Institutional
                       Institutional     Corporate III     II Shares
                       II Shares         Shares            Pro-Forma
  1 Year               $     47          $    65           $     94
  3 Years              $   180           $  239            $    293
  5 Years              $   325           $  428            $    509
  10 Years             $   748           $  975            $ 1,131



Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Tax-Free Money Market Portfolio-Institutional Shares and the VISION Tax Free Money Market Fund- Institutional II Shares- Pro-Forma.

                                                      ARK               VISION
                                                      Tax-Free          Tax Free
                                                      Money             Money
                                                      Market            Market Fund
Shareholder Fees                                      Portfolio         Institutional
                                                      Institutional     II Shares
                                                      Shares            Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None              None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None              None
percentage of offering price)
Redemption Fee (as a percentage of amount             None              None
redeemed, if applicable)
Exchange Fee                                          None              None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.25%2            0.50%4
Distribution (12b-1) Fee                              None              None
Shareholder Services Fee                              0.15%3            0.25%5
Other Expenses                                        0.21%             0.17%
Total Annual Fund Operating Expenses                  0.61%             0.92%


1 With respect to the ARK Tax-Free Money Market Portfolio- Institutional
  Shares, as a result a contractual waiver, the adviser waived certain amounts. These are shown below along with the net expenses the
  Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to the VISION Tax Free Money Market Fund-Institutional II Shares Pro-Forma, although not contractually obligated to do so, the adviser shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2004.
  Total Waivers of Fund Expenses (contractual and     0.22%             0.53%
  voluntary)
  Total Actual Annual Fund Operating Expenses         0.39%6            0.39%
  (after waivers)
2     With respect to the ARK Tax-Free Money Fund-Institutional Shares, pursuant to the investment adviser contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.10% for the fiscal year ended April 30, 2002. Shareholders must approve any changes to the contractual waiver.
3   With respect to the ARK Tax-Free Money Fund-Institutional Shares, a
  portion of the shareholder services fee has been voluntarily waived.
  The shareholder provider can terminate this voluntary waiver any time.
  The shareholder services fee paid by the Fund's Institutional Shares
  (after the  voluntary waiver) was 0.08% for the fiscal year ending
  August 31, 2002.
4     With respect to the VISION Tax Free Money Market Fund Institutional
  II Pro-Forma, a portion of the adviser fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The advisory fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30,
  2004.
5   With respect to the VISION Tax Free Money Market Fund-Institutional II
  Shares- Pro-Forma, the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's
  Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
6    With respect to the ARK Tax-Free Money Market Portfolio-Institutional
  Shares, the adviser has agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding 0.39% until August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Tax-Free Money Market Portfolio Institutional Shares and the VISION Tax Free Money Market Fund Institutional II Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds' Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                       ARK               VISION
                       Tax-Free Money    Tax Free Money
                       Market            Market Fund
                       Portfolio         Institutional
                       Institutional     II   Pro-Forma
                       Shares
  1 Year               $    40           $     94
  3 Years              $   173           $    293
  5 Years              $   318           $    509
  10 Years             $   741           $ 1,131


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Tax-Free Money Market Portfolio-Class A Shares and the VISION Tax Free Money Market Fund- Class A- Pro-Forma.


                                                      ARK      VISION
                                                      Tax-Free Tax Free
                                                      Money    Money
                                                      Market   Market
Shareholder Fees                                      PortfolioFund
                                                      Class    Class A
                                                      A        Shares Pro
                                                      Shares   Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases None None (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None     None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None     None
percentage of offering price)
Redemption Fee (as a percentage of amount             None2    None
redeemed, if applicable)
Exchange Fee                                          None     None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.25%3   0.50%5
Distribution (12b-1) Fee                              0.25%    0.25%6
Shareholder Services Fee                              0.15%4   0.25%7
Other Expenses                                        0.21%    0.17%
Total Annual Fund Operating Expenses                  0.86%    1.17%
1 With respect to the ARK Tax-Free Money Market Portfolio- Class A
  Shares, as a result a contractual waiver, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to the VISION Tax Free Money Market Fund-Class A Shares Pro-Forma, although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2004.
  Total Waivers of Fund Expenses (contractual and     0.24%    0.55%
  voluntary)
  Total Actual Annual Fund Operating Expenses         0.62%8   0.62%
  (after waivers)
2     If redemption proceeds are wired to a bank account, a $10 fee is applicable.
3     With respect to the ARK Tax-Free Money Portfolio-Class A, pursuant to the investment adviser contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.10% for the fiscal year ended April 30,
  2002.  Shareholders must approve any changes to the contractual waiver.
4   With respect to the ARK Tax-Free Money Portfolio-Class A Shares, a
  portion of the shareholder services fee has been voluntarily waived. The shareholder provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.06% for the fiscal year ending August 31, 2002.
5     With respect to the VISION Tax Free Money Market Fund Class A
  Shares Pro-Forma, a portion of the adviser fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The advisory fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.
6   With respect to the VISION Tax Free Money Market Fund-Class A Shares-
  Pro-Forma, the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
7   With respect to the VISION Tax Free Money Market Fund-Class A Shares-
  Pro-Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2004.
8    With respect to the ARK Tax-Free Money Market Portfolio-Class A, the
  adviser has agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding 0.62% until August 31, 2003.

------------------------------------------------------------------------------

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Tax-Free Money Market Portfolio and the VISION Tax Free Money Market Fund Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds' Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                       ARK               VISION
                       Tax-Free Money    Tax Free Money
                       Market            Market Fund
                       Portfolio         Pro-Forma
  1 Year               $      63         $    119
  3 Years              $    250          $    372
  5 Years              $    453          $    644
  10 Years             $ 1,039           $ 1,420



ARK small cap Equity portfolio and VISION small cap growth pro forma - institutional i shares

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Small Cap Equity Portfolio and VISION Small Cap Growth Fund Pro Forma - Institutional I Shares.


                                                                    VISION
                                                      ARK           Small Cap
                                                      Small         Growth
                                                      Cap           Fund
                                                      Equity        Institutional
Shareholder Fees                                      Portfolio     I
                                                      Institutional Shares
                                                      I Shares      Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption   None          None
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None          None
percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,   None          None
if applicable)
Exchange Fee                                          None          None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.80%         0.85%
Distribution (12b-1) Fee                              None          None
Shareholder Services Fee                              0.15%         0.25%3
Other Expenses                                        0.23%         0.21%
Total Annual Fund Operating Expenses                  1.18%         1.31%
1 With respect to the VISION Small Cap Growth Fund Institutional I Shares Pro
  Forma, although not contractually obligated to do so, the shareholder
  services provider expects to  waive certain amounts.   These are shown
  below along with the net expenses the Fund expects to pay for the year ended April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.00%         0.14%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.18%2        1.17%
  (after waivers)


2   With respect to ARK Small Cap Equity Portfolio Institutional I Shares,
the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.18% until August 31, 2003.
3    With respect to the VISION Small Cap Growth Portfolio Institutional I
  Shares, a portion of the shareholder services fee expect to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the VISION Small Cap Growth Fund Institutional Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending April 30, 2004.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Small Cap Equity Portfolio Institutional I Shares and the VISION Small Cap Growth Fund Institutional I Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Small Cap Equity Portfolio Institutional I Shares and VISION Small Cap Growth Fund Institutional I Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                       ARK Small Cap     VISION Small
                       Equity            Cap Growth
                       Portfolio         Fund
                       Institutional     Institutional
                       I Shares          I Shares Pro
                                         Forma
  1 Year               $120              $133
  3 Years              $375              $415
  5 Years              $649              $718
  10 Years             $1,432            $1,579



ARK SMALL CAP EQUITY PORTFOLIO AND VISION small CAP GROWTH FUND PRO FORMA - CLASS A SHARES

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Small Cap Equity Portfolio and the VISION Small Cap Growth Fund Pro Forma- Class A Shares.

                                                      ARK       VISION
                                                      Small     Small Cap
                                                      Cap       Growth Fund
                                                      Equity    Class A
                                                      Portfolio Shares
Shareholder Fees                                      Class A   Pro Forma
                                                      Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      4.75%1       5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None2        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None3        None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)4
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.80%        0.85%
Distribution (12b-1) Fee                              0.40%5       0.25%
Shareholder Services Fee                              0.15%6       0.25%8
Other Expenses                                        0.23%        0.21%
Total Annual Fund Operating Expenses                  1.58%        1.56%
1   With respect to the ARK Small Cap Equity Portfolio Class A Shares, this sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
-----------------------------------------------------------------------------
2   With respect to the ARK Small Cap Equity Portfolio Class A Shares, If
  you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date.  See "Purchasing Portfolio Shares."
3   With respect to the ARK Small Cap Equity Portfolio Class A Shares, if
  redemption proceeds are wired to a bank account, a $10 fee is applicable.
4 With respect to the ARK Small Cap Equity Portfolio Class A Shares, as a
  result of contractual obligations and voluntary waivers, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Small Cap Growth Fund Class A Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.25%        0.23%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.33%7       1.33%
  (after waivers)
5    With respect to the ARK Small Cap Equity Portfolio Class A Shares, a
  portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the ARK Small Cap Equity Portfolio Class A Shares (after the voluntary waiver) was 0.30% for the fiscal year ended April 30, 2002.
6    With respect to the ARK Small Cap Equity Portfolio Class A Shares, the
  shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the ARK Mid Cap Equity Portfolio Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
7    With respect to ARK Small Cap Equity Portfolio Class A Shares, the
  adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.33% until August 31, 2003.
8   With respect to the VISION Small Cap Growth Fund Class A Shares Pro
  Forma, a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Small Cap Growth
  Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.02% for the fiscal year ending April 30, 2004.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARKSmall Cap Equity Portfolio Class A Shares and the VISION Small Cap Growth Fund Class A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Small Cap Equity Portfolio Class A Shares and VISION Small Cap Growth Fund Class A Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                         VISION Small
                       ARK Small Cap     Cap Growth
                       Equity            Fund Class A
                       Portfolio         Shares Pro
                       Class A Shares    Forma
  1 Year               $604              $700
  3 Years              $927              $1,016
  5 Years              $1,272            $1,353
  10 Years             $2,244            $2,304


ARK SMALL CAP Equity portfolio and VISION small cap growth pro forma - Class B Shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Small Cap Equity Portfolio and VISION Small Cap Growth Fund Pro Forma - Class B Shares.

                                                                 VISION
                                                      ARK        Small Cap
                                                      Small      Growth
                                                      Cap        Fund
                                                      Equity     Class B
Shareholder Fees                                      Portfolio  Shares
                                                      Class B    Pro Forma
                                                      Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption   5.00%1        5.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None          None
percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,   None          None
if applicable)
Exchange Fee                                          None          None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.80%         0.85%
Distribution (12b-1) Fee                              1.00%         0.75%
Shareholder Services Fee                              None          0.25%
Other Expenses                                        0.23%         0.21%
Total Annual Fund Operating Expenses                  2.03%2        2.06%
1   With respect to ARK Small Cap Equity Portfolio, a sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
2    With respect to ARK Small Cap Equity Portfolio, Class B Shares, the
adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 2.03% until August 31, 2003.

-------------------------------------------------------------------------------

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Small Cap Equity Portfolio Class B Shares and the VISION Small Cap Growth Fund Class B Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Small Cap Equity Portfolio Class B Shares and VISION Small Cap Growth Fund Class B Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  ARK Small Cap Equity
  Portfolio Class B                1 Years  3 Years  5 Years   10 Years
       Expenses assuming           $706     $937     $1,293    $2,243
  redemption
        Expenses assuming no       $206     $637     $1,093    $2,243
  redemption
  VISION Small Cap GrowthFund
  Class B Shares Pro Forma
  Combined
       Expenses assuming           $709     $946     $1,308    $2,390
  redemption
        Expenses assuming no       $209     $646     $1,108    $2,390
  redemption


     ARK small cap Equity portfolio and VISION small cap growth pro forma - Class C shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Small Cap Equity Portfolio and VISION Small Cap Growth Fund Pro Forma - Class C Shares.

                                                                 VISION
                                                      ARK        Small Cap
                                                      Small      Growth
                                                      Cap        Fund
                                                      Equity     Class C
Shareholder Fees                                      Portfolio  Shares
                                                      Class C    Pro Forma
                                                      Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption   1.00%1     1.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None          None
percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,   None2         None
if applicable)
Exchange Fee                                          None          None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.80%         0.85%
Distribution (12b-1) Fee                              1.00%         0.75%
Shareholder Services Fee                              None          0.25%
Other Expenses                                        0.60%3        0.21%
Total Annual Fund Operating Expenses                  2.40%         2.06%
1   With respect to ARK Small Cap Equity Portfolio Class C Shares, a sales charge is imposed if you sell Class C Shares within the first year of your purchase. See "Selling Portfolio Shares."
2   With respect to ARK Small Cap Equity Portfolio Class C Shares, if redemption proceeds are wired to a bank account, a $10 fee is applicable.
3   With respect to ARK Small Cap Equity Portfolio Class C Shares, Other
Expenses are based on estimated amounts for the year ended April 30, 2002.
4 With respect to the ARK Small Cap Equity Portfolio Class C Shares, although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002.
  Total Waivers of Fund Expenses                      0.31%         0.00%
  Total Actual Annual Fund Operating Expenses         2.09%5        2.06%
  (after waivers)
5   With respect to ARK Small Cap Equity Portfolio, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by ARK Small Cap Equity Portfolio (after the voluntary waiver) was 0.49% for the fiscal year ended April 30, 2002.

-------------------------------------------------------------------------------

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Small Cap Equity Portfolio Class C Shares and the VISION Small Cap Growth Fund Class C Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Small Cap Equity Portfolio Class C Shares and VISION Small Cap Growth Fund Class C Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  ARK Small Cap Equity             1        3        5 Years   10
  Portfolio Class C                Years    Years              Years
       Expenses assuming           $343     $748     $1,280    $2,735
  redemption
        Expenses assuming no       $243     $748     $1,280    $2,735
  redemption
  VISION Small Cap GrowthFund
  Class C Shares Pro Forma
  Combined
       Expenses assuming           $309     $646     $1,108    $2,390
  redemption
        Expenses assuming no       $209     $646     $1,108    $2,390
  redemption


ARK BALANCED PORTFOLIO AND VISION Balanced FUND PRO FORMA - CLASS A SHARES

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Balanced Portfolio and the VISION Balanced Fund Pro Forma- Class A Shares.

                                                      ARK       VISION
                                                      Balanced  Balanced
                                                      Portfolio Class A
                                                      Class A   Shares
                                                      Shares    Pro Forma
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      4.75%1       5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None2        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None3        None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)4
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.65%5       0.65%
Distribution (12b-1) Fee                              0.40%6       0.25%
Shareholder Services Fee                              0.15%7       0.25%9
Other Expenses                                        0.21%        0.20%
Total Annual Fund Operating Expenses                  1.41%        1.35%
1   With respect to the ARK Balanced Portfolio Class A Shares, this sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
-----------------------------------------------------------------------------
2   With respect to the ARK Balanced Portfolio Class A Shares, If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date.  See "Purchasing Portfolio Shares."
3   With respect to the ARK Balanced Portfolio Class A Shares, if redemption proceeds are wired to a bank account, a $10 fee is applicable.
4 With respect to the ARK Balanced Portfolio Class A Shares, as a result of contractual obligations and voluntary waivers, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Balanced Fund Class A Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.31%        0.25%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.10%8       1.10%
  (after waivers)
5 With respect to ARK Balanced Portfolio Class A Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.64% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
6    With respect to the ARK Balanced Portfolio Class A Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the ARK Balanced Portfolio Class A Shares (after the voluntary waiver) was 0.25% for the fiscal year ended April 30, 2002.
7    With respect to the ARK Balanced Portfolio Class A Shares, the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the ARK Balanced Portfolio Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
8    With respect to ARK Balanced Portfolio Class A Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.10% until August 31, 2003.
9   With respect to the VISION Balanced Fund Class A Shares Pro Forma, the
  shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Balanced Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Balanced Portfolio Class A Shares and the VISION Balanced Fund Class A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Balanced Portfolio Class A Shares and VISION Balanced Fund Class A Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                              ARK Balanced Portfolio        Vision Balanced Fund

                  1 Year             $ 582                  $ 680
                  3 Years            $ 871                  $ 954
                  5 Years           $ 1,181                 $ 1,249
                  10 Years          $ 2,060                 $ 2,085

ark Balanced PORTFOLIO AND VISION Balanced FUND PRO FORMA - CLASS B SHARES Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Balanced Portfolio and the VISION Balanced Fund Pro Forma- Class B Shares.

                                                      ARK       VISION
                                                      Balanced  Balanced
                                                      Portfolio Class B
                                                      Class B   Shares
                                                      Shares    Pro Forma
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              5.00%1       5.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None2        None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)3
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.65%4       0.65%
Distribution (12b-1) Fee                              0.75%        0.75%
Shareholder Services Fee                              0.25%        0.25%5
Other Expenses                                        0.21%        0.20%
Total Annual Fund Operating Expenses                  1.86%        1.85%
1   With respect to the ARK Balanced Portfolio Class B Shares, a sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares".
-----------------------------------------------------------------------------
2   With respect to the ARK Balanced Portfolio Class B shares, if redemption proceeds are wired to a bank account, a $10 fee is applicable.
3 With respect to the ARK Balanced Portfolio Class B Shares, as a result of contractual obligations and voluntary waivers, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Balanced Fund Class B Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.06%        0.05%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.80%6       1.80%
  (after waivers)
4 With respect to ARK Balanced Portfolio Class B Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.59% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
5   With respect to the VISION Balanced Fund Class B Shares Pro Forma, a
  portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Balanced Fund Class B Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending April 30, 2004.
6    With respect to ARK Balanced Portfolio Class B Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.80% until August 31, 2003.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Balanced Portfolio Class B Shares and the VISION Balanced Fund Class B Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Balanced Portfolio Class B Shares and VISION Balanced Fund Class B Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


  ARK Balanced Portfolio-Class B Shares         1 Year      3 Years     5 Years
  10 Years
      Expenses assuming redemption              $ 683 $ 879 $1,200      $2,058
      Expenses assuming no redemption           $ 183 $ 579 $1,000      $2,058

  VISION Balanced Fund-Class B Shares           1 Year      3 Years     5 Years
  10 Years
      Expenses assuming redemption              $ 688 $ 882 $1,201      $2,169
      Expenses assuming no redemption           $ 188 $ 582 $1,001      $2,169


ark Balanced PORTFOLIO AND VISION Balanced FUND PRO FORMA - Institutional SHARES Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Balanced Portfolio and the VISION Balanced Fund Pro Forma- Institutional Shares.

                                                   ARK           VISION
                                                   Balanced      Balanced
                                                   Portfolio     Institutional
                                                   Institutional Shares
                                                   Shares        Pro Forma
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None         None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None         None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.65%2       0.65%
Distribution (12b-1) Fee                              None         None
Shareholder Services Fee                              0.15%        0.25%3
Other Expenses                                        0.21%        0.20%
Total Annual Fund Operating Expenses                  1.01%        1.10%

-----------------------------------------------------------------------------
1 With respect to the ARK Balanced Portfolio Institutional Shares, as a
  result of contractual obligations and voluntary waivers, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Balanced Fund Institutional Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.07%        0.16%
  voluntary)
  Total Actual Annual Fund Operating Expenses         0.94%4       0.94%
  (after waivers)
2 With respect to ARK Balanced Portfolio Institutional Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.58% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
3   With respect to the VISION Balanced Fund Institutional Shares Pro Forma,
  a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Balanced Fund Institutional Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending April 30, 2004.
4    With respect to ARK Balanced Portfolio Institutional Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.94% until August 31, 2003.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Balanced Portfolio Institutional Shares and the VISION Balanced Fund Institutional Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary
- Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Balanced Portfolio Institutional Shares and VISION Balanced Fund Institutional Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        ARK Balanced Portfolio     VISION Balanced Fund
                        Institutional Shares       Institutional Shares

            1 Year            $ 96                    $ 112
            3 Years           $ 315                   $ 350
            5 Years           $ 551                   $ 606
            10 Years          $ 1,230                 $ 1,340



ARK CAPITAL GROWTH PORTFOLIO AND VISION Multi  Cap Growth  FUND
PRO FORMA - CLASS A SHARES

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Capital Growth Portfolio and the VISION Multi Cap Growth Fund Pro Forma- Class A Shares.

                                                      ARK       VISION
                                                      Capital   Multi Cap Growth
                                                      Growth    Fund
                                                      Portfolio Class A
                                                      Class A   Shares
Shareholder Fees                                      Shares    Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      4.75%1       5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None2        None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None3        None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)4
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.70%        0.70%
Distribution (12b-1) Fee                              0.40%5       0.25%
Shareholder Services Fee                              0.15%6       0.25%7
Other Expenses                                        0.20%        0.21%
Total Annual Fund Operating Expenses                  1.45%        1.41%
1   With respect to the ARK Capital Growth Portfolio Class A Shares, this sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
-----------------------------------------------------------------------------
2   With respect to the ARK Capital Growth Portfolio Class A Shares, If you
  purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date.  See "Purchasing Portfolio Shares."
3   With respect to the ARK Capital Growth Portfolio Class A Shares, if
  redemption proceeds are wired to a bank account, a $10 fee is applicable.
4 With respect to the ARK Capital Growth Portfolio Class A Shares, as a
  result of contractual obligations and voluntary waivers, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Multi Cap Growth Fund Class A Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.26%        0.22%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.19%8       1.19%
  (after waivers)
5    With respect to the ARK Capital Growth Portfolio Class A Shares, a
  portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the ARK Capital Growth Portfolio Class A Shares (after the voluntary waiver) was 0.29% for the fiscal year ended April 30, 2002.
6    With respect to the ARK Capital Growth Portfolio Class A Shares, the
  shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the ARK Capital Growth Portfolio Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2002.
7   With respect to the VISION Multi Cap Growth Fund Class A Shares Pro
  Forma, a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the VISION Multi Cap Growth Fund Class A Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.03% for the fiscal year ending April 30, 2004.
8    With respect to ARK Capital Growth Portfolio Class A Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.19% until August 31, 2003.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Capital Growth Portfolio Class A Shares and the VISION Multi Cap Growth Fund Class A Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds' Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Capital Growth Portfolio Class A Shares and VISION Multi Cap Growth Fund Class A Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


             ARK Capital Growth Portfolio        Vision Multi Cap Growth Fund

                  1 Year             $ 591                  $ 686
                  3 Years            $ 888                  $ 972
                  5 Years           $ 1,206                 $ 1,279
                  10 Years          $ 2,107                 $ 2,148


ARK Capital Growth PORTFOLIO AND VISION Multi Cap Growth FUND
PRO FORMA - CLASS B SHARES

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Capital Growth Portfolio and the VISION Multi Cap Growth Fund Pro Forma- Class B Shares.

                                                      ARK       VISION
                                                      Capital   Multi Cap Growth
                                                      Growth    Fund
                                                      Portfolio Class B
                                                      Class B   Shares
Shareholder Fees                                      Shares    Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              5.00%1       5.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None         None
percentage of offering price)
Redemption Fee (as a percentage of amount             None2        None
redeemed, if applicable)
Exchange Fee                                          None         None

Annual Fund Operating Expenses (Before Waivers)3
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.70%4       0.70%
Distribution (12b-1) Fee                              0.75%        0.75%
Shareholder Services Fee                              0.25%        0.25%5
Other Expenses                                        0.20%        0.21%
Total Annual Fund Operating Expenses                  1.90%        1.91%
1   With respect to the ARK Capital Growth Portfolio Class B Shares, a sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares".
-----------------------------------------------------------------------------
2   With respect to the ARK Capital Growth Portfolio Class B shares, if redemption proceeds are wired to a bank account, a $10 fee is applicable.
3 With respect to the ARK Capital Growth Portfolio Class B Shares, as a
  result of contractual obligations and voluntary waivers, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Multi Cap Growth Fund Class B Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.01%        0.02%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.89%6       1.89%
  (after waivers)
4 With respect to ARK Capital Growth Portfolio Class B Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.69% for the fiscal year ended April 30, 2002. Shareholders must approve any change to the contractual reimbursement.
5   With respect to the VISION Multi Cap Growth Fund Class B Shares Pro
  Forma, a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Multi Cap Growth
  Fund Class B Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2004.
6    With respect to ARK Capital Growth Portfolio Class B Shares, the adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.89% until August 31, 2003.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Capital Growth Portfolio Class B Shares and the VISION Multi Cap Growth Fund Class B Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in ARK Capital Growth Portfolio Class B Shares and VISION Multi Cap Growth Fund Class B Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


  ARK Capital Growth Portfolio-Class B Shares   1 Year      3 Years     5 Years
  10 Years
      Expenses assuming redemption              $ 692 $ 896 $1,225      $2,104
      Expenses assuming no redemption           $ 192 $ 596 $1,025      $2,104

  VISION Multi Cap Growth Fund-Class B Shares   1 Year      3 Years     5 Years
  10 Years
      Expenses assuming redemption              $ 694 $ 900 $1,232      $2,233
      Expenses assuming no redemption           $ 194 $ 600 $1,032      $2,233


ARK Capital Growth PORTFOLIO AND VISION Multi Cap Growth FUND
PRO FORMA - Institutional

SHARES
Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK Capital Growth Portfolio and the VISION Multi Cap Growth Fund Pro Forma- Institutional Shares.

                                                      ARK            VISION
                                                      Capital        Multi Cap Growth
                                                      Growth         Fund
                                                      Portfolio      Institutional
                                                      Institutional  Shares
Shareholder Fees                                      Shares         Pro Forma

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None              None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None              None
percentage of offering price)
Redemption Fee (as a percentage of amount             None              None
redeemed, if applicable)
Exchange Fee                                          None              None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.70%2            0.70%
Distribution (12b-1) Fee                              None              None
Shareholder Services Fee                              0.15%             0.25%3
Other Expenses                                        0.20%             0.21%
Total Annual Fund Operating Expenses                  1.05%             1.16%


-----------------------------------------------------------------------------
1 With respect to the ARK Capital Growth Portfolio Institutional Shares, as
  a result of contractual obligations and voluntary waivers, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the year ended April 30, 2002. With respect to the VISION Multi Cap Growth Fund Institutional Shares Pro Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses (contractual and     0.02%        0.13%
  voluntary)
  Total Actual Annual Fund Operating Expenses         1.03%4       1.03%
  (after waivers)
2 With respect to ARK Capital Growth Portfolio Institutional Shares,
  pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.68% for the fiscal year ended April 30,
  2002.  Shareholders must approve any change to the contractual reimbursement.
3   With respect to the VISION Multi Cap Growth Fund Institutional Shares
  Pro Forma, a portion of the shareholder services fee is expected to be waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the VISION Multi Cap Growth
  Fund Institutional Shares Pro Forma (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2004.
4    With respect to ARK Capital Growth Portfolio Institutional Shares, the
  adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.03% until August 31, 2003.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK Capital Growth Portfolio Institutional Shares and the VISION Multi Cap Growth Fund Institutional Shares Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in ARK Capital Growth Portfolio Institutional Shares and VISION Multi Cap Growth Fund Institutional Shares Pro Forma for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

          ARK Capital Growth Portfolio        VISION Multi Cap Growth Fund
              Institutional Shares                 Institutional Shares

            1 Year            $ 105                   $ 118
            3 Years           $ 332                   $ 368
            5 Years           $ 577                   $ 638
            10 Years          $ 1,281                       $ 1,409


     VISION U.S. Government Securities fund, ARK U.S. government Bond Portfolio and Vision u.s. government Bond fund- Class A shares

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the VISION U.S. Government Securities Fund, ARK U.S. Government Bond Portfolio and VISION U.S. Government Bond Fund - A Shares.



                                                      VISION     ARK         VISION
                                                      U.S.       U.S.        U.S.
                                                      Government Government  Government
                                                      Securities Bond        Bond
                                                      Fund-      Portfolio-  Fund-Class
Shareholder Fees                                      Class      Class A     A Shares
                                                      A          Shares      Pro Forma
                                                      Shares                 Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      4.50%    4.50%4     4.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None     None5      None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None     None       None
percentage of offering price)
Redemption Fee (as a percentage of amount             None     None6      None
redeemed, if applicable)
Exchange Fee                                          None     None       None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.70%    0.75%7     0.70%
Distribution (12b-1) Fee                              0.25%2   0.30%8     0.25%11
Shareholder Services Fee                              0.25%3   0.15%9     0.25%12
Other Expenses                                        0.26%    0.20%      0.21%
Total Annual Fund Operating Expenses                  1.46%    1.40%      1.41%


1 With respect to the VISION U.S. Government Securities Fund Class A
  Shares, although not contractually obligated to do so, the distributor and shareholder services provider waived certain amounts.  These are shown along with the net expenses the Fund paid for the fiscal year ending April 30, 2002. With respect to the ARK U.S. Government
  Securities Portfolio-Class A Shares, as a result of contractual obligations and voluntary waivers, the advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the year ended April 30, 2002. With respect to the VISION U.S. Government
  Bond Fund Pro Forma Class A Shares, although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These figures shown below reflect the anticipated voluntary waivers and net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
  Total Waivers of Fund Expenses                      0.50%    0.22%      0.46%
  Total Actual Annual Fund Operating Expenses         0.96%    1.18%10    0.95%
  (after waivers)
2    With respect to the VISION U.S. Government Securities Fund-Class A
  Shares, the distribution (12b-1) fee was voluntarily waived. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver)
  was 0.00% for the fiscal year ended April 30, 2002. This voluntary waiver can be terminated at any time.
3   With respect to the VISION U.S. Government Securities Fund-Class A
  Shares, the shareholder services fee was voluntarily waived.  The shareholder services fee paid by the Fund (after the voluntary waiver)
  was 0.00% for the fiscal year ended April 30, 2002. This voluntary waiver can be terminated at any time.
4    With respect to the ARK U.S. Government Securities Portfolio- Class
  A Shares, this sales charge varies depending upon how much you invest.
  See "Purchasing Portfolio Shares".
5    With respect to the ARK U.S. Government Securities Portfolio-Class A
  Shares, if you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date.  See "Purchasing Portfolio Shares".
6     With respect to ARK U.S. Government Securities Portfolio- Class A
  Shares, if redemption proceeds are wired to a bank account, a $10 fee is applicable.
7   With respect to ARK U.S. Government Bond Portfolio-Class A Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee.  The management fee paid by the Portfolio (after the contractual waiver) was 0.73% for the fiscal year ended April 30,
  2002.  Shareholders must approve any change to the contractual reimbursement.
8   With respect to ARK  U.S. Government Bond Portfolio-Class A Shares, a
  portion of the distribution (12b-1) fee was voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee  paid by the Funds (after the voluntary waiver) was 0.25%
  for the fiscal year ending April 30, 2002.
9  With respect to ARK U.S. Government Bond Portfolio-Class A Shares, a
  portion of the shareholder services fee was voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee  paid by the Funds (after the voluntary waiver) was 0.00%
  for the fiscal year ending April 30, 2002.
10 With respect to ARK U.S. Government Bond Portfolio-Class A Shares, the
  adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.18% until
  August 31, 2003.
11  With respect to VISION U.S. Government Bond Fund-Class A Shares, a
  portion of the distribution (12b-1) fee is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time.  The distribution (12b-1) fee expected to be paid by the Fund
  (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.
12   With respect to VISION U.S. Government Bond Fund-Class A Shares, the shareholder services  fee  is expected to be voluntarily waived.
  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

----------------------------------------------------------------------------


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the VISION U.S. Government Securities Fund, the ARK U.S. Government Bond Portfolio and the Vision U.S. Government Bond Fund-Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds' Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Funds' Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                       Vision U.S.       ARK U.S.          VISION U.S.
                       Government        Government        Government Bond
                       Securities Fund   Bond  Portfolio   Fund
                                                           Pro Forma
                                                           Combined
  1 Year               $ 592             $ 565             $ 587
  3 Years              $ 891             $ 853             $ 876
  5 Years              $1,212            $1,161            $1,186
  10 Years             $2,118            $2,036            $2,065


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ARK U.S. Government Bond Portfolio-Institutional Shares and the VISION U.S. Government Bond Fund- Institutional Shares Pro Forma.


                                                      ARK           VISION
                                                      U.S.          U.S.
                                                      Government    Government
                                                      Bond          Bond Fund
Shareholder Fees                                      Portfolio     Pro Forma-
                                                      Institutional Institutional
                                                      Share         Shares

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      None              None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              None              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a             None              None
percentage of offering price)
Redemption Fee (as a percentage of amount             None              None
redeemed, if applicable)
Exchange Fee                                          None              None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%2            0.70%
Distribution (12b-1) Fee                              None              None
Shareholder Services Fee                              0.15%3            0.25%4
Other Expenses                                        0.20%             0.21%
Total Annual Fund Operating Expenses                  1.10%             1.16%


1 With respect to the ARK U.S. Government Bond Portfolio- Institutional
  Shares, as a result of contractual and voluntary waivers, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended April 30, 2002. With respect to the VISION U.S. Government Bond Fund Pro-Forma, although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2004.
  Total Waivers of Fund Expenses (contractual and     0.11%    0.21%
  voluntary)
  Total Actual Annual Fund Operating Expenses         0.99%5   0.95%
  (after waivers)
2     With respect to the ARK U.S. Government Bond
  Portfolio-Institutional Shares, pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Portfolio (after the contractual waiver) was 0.68% for the fiscal year ended April 30, 2002. Shareholders must approve any changes to the contractual waiver.
3    With respect to the ARK U.S. Government Bond Portfolio-Institutional
  Shares, a portion of the shareholder services fee has been voluntarily waived. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Portfolio's Institutional Shares (after the voluntary waiver) was 0.11% for the fiscal year ended August 31, 2002.
4   With respect to the VISION U.S. Government Bond Fund-Institutional
  Shares -Pro-Forma, a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.
5    With respect to the ARK U.S. Government Bond Portfolio-Institutional
  Shares, the adviser has agreed to contractually waive fees and reimburse expenses to keep total operating expenses from exceeding 0.99% until August 31, 2003.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of each of the ARK U.S. Government Bond Portfolio and the VISION U.S. Government Bond Fund Pro Forma will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements".

  Example

This example is intended to help you compare the cost of investing in the indicated Funds' Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                       ARK               VISION
                       U.S.              U.S.
                       Government        Government
                       Bond Portfolio    Bond Fund
                                         Pro-Forma
  1 Year               $   101           $   118
  3 Years              $   339           $   368
  5 Years              $   596           $   638
  10 Years             $1,330            $1,409



Performance

     The Prospectus of the Acquiring Funds dated May 15, 2003 contains risk/return bar charts and average annual total return tables which compare the performance of each Acquired Fund and its corresponding Acquiring Funds for certain periods ended December 31, 2002, all of which are incorporated by reference herein. In addition, attached hereto as Exhibit B are management's discussions of the performance of each Acquiring Fund other than (i) an Acquiring Fund which has been recently organized for the sole purpose of continuing the operations of a single corresponding Acquired ARK Fund and as to which, the management's discussion of performance is contained in the Acquired ARK Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2002 incorporated herein; and (ii) an Acquiring Fund which is a money market fund. Where the corresponding Acquired ARK Fund is the accounting survivor, the management's discussion of performance is that of the Acquired ARK Fund.

Investment Advisers

     M&T Asset Management, a department of Manufacturers and Traders Trust Company (which is a direct wholly-owned subsidiary of M&T Bank Corporation) is the investment adviser to the VISION Group of Funds. M&T Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Manufacturers and Traders Trust Company ("M&T Bank"), located at One M&T Plaza, Buffalo, NY 14203, had approximately $8.4 billion in assets under management on December 31, 2002.

     Allied Investment Advisors, Inc., formerly an indirect wholly-owned subsidiary of Allfirst Financial, Inc., became a wholly-owned subsidiary of M&T Bank on April 1, 2003 when M&T Corp. acquired Allfirst. AIA is the investment adviser to the ARK Funds, and is registered as an investment adviser under the Advisers Act. AIA, located at 100 E. Pratt Street, Baltimore, MD 21202, had approximately $ 10.1 billion in assets under management on December 31, 2002.

Subadviser

     UBS Global Asset Management (Americas), Inc. ("UBS") serves as subadviser of the VISION International Equity Fund pursuant to a subadvisory agreement with M&T Bank. UBS, located at 209 South LaSalle Street, Chicago, Illinois 60604, had approximately $34.0 billion in assets under management on December 31, 2002.

Portfolio Managers

     UBS's Global  Equity  Committee  will  continue to be  responsible  for the
day-to-day   management   of  VISION   International   Equity   Fund  after  the
reorganization.

     Thomas D. DeHudy will be a co-portfolio manager of VISION Small Cap Growth Fund and VISION Multi Cap Growth Fund and is currently a co-portfolio manager of ARK Capital Growth Portfolio. Mr. DeHudy has been a Principal of AIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. Mr. DeHudy was an analyst with Lord, Abbott & Co. from 1999 until he joined AIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research, and is a Chartered Financial Analyst.

     H. Giles Knight will be a co-portfolio manager of VISION Small Cap Growth Fund and is currently a co-portfolio manager of ARK Small Cap Equity Portfolio and ARK Social Issues Small-Cap Equity Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry.

     Mark Schultz will be a co-portfolio manager of VISION Mid Cap Growth Fund, VISION Small Cap Growth Fund and VISION Multi Cap Growth Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Schultz is a Vice President and Portfolio Manager with M&T Asset Management. He is responsible for management of equity model portfolios, with specific responsibility for the growth model. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Asset Management in July 2001, Mr. Schultz worked as a portfolio manager with Caldwell Securities in Toronto, Canada from June 1996 to September 1999. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.

     David G. Robertson will be a co-portfolio manager of VISION Mid Cap Growth Fund and is currently co-portfolio manager of ARK Mid-Cap Equity Portfolio. Mr. Robertson has been a Vice President of AIA since 2000. He is also an equity analyst. He was an analyst for Blackrock, an investment management firm, from 1996 until he joined AIA. Mr. Robertson has more than 13 years of experience in the investment industry.

     Thomas R. Pierce will be a co-portfolio manager of VISION Large Cap Stock Fund and VISION Large Cap Value Fund and is currently portfolio manager of VISION Large Cap Value Fund and is co-portfolio manager of VISION Large Cap Core Fund, VISION Managed Allocation Fund - Aggressive Growth, VISION Managed Allocation Fund - Moderate Growth, and VISION Managed Allocation Fund - Conservative Growth.. Mr. Pierce is a Vice President of M&T Asset Management. Mr. Pierce joined M&T Bank in January 1995 from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a CFA and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

     James Thorne will be a co-portfolio manager of VISION Large Cap Stock Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Thorne is a Vice President and Senior Portfolio Manager of M&T Asset Management, concentrating on equity selections as well as economic forecasting. Mr. Thorne joined M&T Bank in February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994, Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

     Clyde L. Randall II will be a co-portfolio manager of VISION Large Cap Stock Fund, VISION Equity Income Fund, VISION Balanced Fund and VISION Social Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio, ARK Equity Income Portfolio, and ARK Social Issues Blue Chip Equity Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 14 years of experience in investment research and equity analysis, and is a CFA.

     Allen J. Ashcroft, Jr. will be a co-portfolio manager of VISION Large Cap Stock Fund, VISION Equity Income Fund, VISION Balanced Fund and VISION Social Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio, ARK Equity Income Portfolio and of ARK Social Issues Blue Chip Equity Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis.

     J. Eric Leo will be a co-portfolio manager of VISION Large Cap Stock Fund, VISION Balanced Fund and VISION Social Balanced Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio and heads a Portfolio Management Team that manages ARK Balanced Portfolio. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for the ARK Balanced Portfolio. Mr. Leo has been the Chief Investment Officer of AIA and Managing Director of Equity Research since ___ and Senior Vice President of Allfirst since ___. Mr. Leo is the Chief Investment Officer of AIA and Managing Director of Equity Research. He is responsible for overseeing AIA's equity investment process. Mr. Leo has more than 30 years of experience in the investment industry.



     Barbara L. Rishel will be a co-portfolio manager of VISION Large Cap Stock Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio. Ms. Rishel has been a Principal of AIA since 2001. She is also an equity analyst. Ms. Rishel was a research analyst for the Adams Express Co. from 1997 until she joined AIA. She has more than 15 years of experience in the investment industry.

     Clarence W. Woods, Jr. will be a co-portfolio manager of VISION Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

     Peter C. Hastings will be a co-portfolio manager of VISION Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

     Robert J. Truesdell will be a co-portfolio manager of VISION Intermediate-Term Bond Fund and VISION Short-Term Government Bond Fund and has supervised the management of VISION Government Securities Fund since its inception. Mr. Truesdell also co-manages VISION Intermediate Term Bond Fund and oversees the VISION Money Market Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. He holds a M.B.A. in Accounting from the State University of New York at Buffalo.

     Wilmer C. Stith III will be the portfolio manager of VISION Short-Term Corporate Bond Fund, and a co-portfolio manager of VISION Income Fund, VISION Intermediate-Term Bond Fund and VISION U.S. Government Bond Fund and is currently co-portfolio manager of ARK Intermediate Fixed Income Portfolio, ARK U.S. Government Bond Portfolio and ARK Income Portfolio. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry, and is a Chartered Financial Analyst.

     James M. Hannan will be a co- portfolio manager of VISION Income Fund, VISION U.S. Government Bond Fund, VISION Short-Term Government Bond Fund, VISION Balanced Fund and VISION Social Balanced Fund and is currently co-portfolio manager of ARK Income Portfolio, ARK U.S. Government Bond Portfolio, ARK Short-Term Treasury Portfolio, ARK Balanced Portfolio, ARK U.S. Treasury Money Market Portfolio, ARK U.S. Government Money Market Portfolio, ARK Money Market Portfolio, ARK Tax-Free Money Market Portfolio, ARK Pennsylvania Tax-Free Money Market Portfolio and the ARK Cash Management Portfolios. He is also responsible for several separately managed institutional portfolios. Mr. Hannan is a Managing Director of AIA, the manager of the Fixed Income Group, and has been a Portfolio Manager since 1996 and has been a Vice President of Allfirst since 1987. He has more than 15 years of experience in the investment industry.

     Colleen M. Marsh will be a co-portfolio manager of VISION Intermediate-Term Bond Fund and Pennsylvania Municipal Bond Fund and is currently co-portfolio manager of VISION Intermediate Term Bond Fund and portfolio manager of VISION Pennsylvania Municipal Income Fund. She is Vice President and Senior Fixed Income Portfolio Manager for M&T Asset Management. She serves on M&T Asset Management Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Prior to joining M&T Bank, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone and managed funds and portfolios in the Trust Department there since 1985. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

     Susan L. Schnaars will be the portfolio manager of VISION Maryland Municipal Bond Fund, and a co-portfolio manager of VISION Pennsylvania Municipal Bond Fund and is currently the portfolio manager of ARK Maryland Tax-Free Portfolio and co-portfolio manager of ARK Pennsylvania Tax-Free Portfolio. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry.

     Mark Tompkins will be a co-portfolio manager of VISION U.S. Government Bond Fund and is currently the portfolio manager of VISION New York Municipal Income Fund and VISION U.S. Government Securities Fund. He is a Senior Portfolio Manager in the M&T Asset Management. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

Investment Advisory Fees

     The following table compares management fees for each Acquiring Fund (denoted by an asterisk) and each corresponding Acquired Fund. The table shows fees before any waivers or reimbursements ("Total") and fees after any waivers or reimbursements ("Net").



----------------------------------------------------------------------------------------
Fund Name                               Advisory Fee Total      Advisory Fee Net
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Equity Index Fund*               0.20%                   0.05%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Equity Index Portfolio              0.20%                   0.06%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Equity Income Fund*              0.70%                   0.70%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Equity Income Portfolio             0.70%                   0.63%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Mid Cap Growth Fund*             0.85%                   0.80%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Mid-Cap Equity Portfolio            0.80%                   0.73%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Small Cap Growth Fund*           0.85%                   0.85%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Small Cap Equity Portfolio          0.80%                   0.79%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Multi-Cap Growth Fund*           0.70%                   0.70%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Capital Growth Portfolio            0.70%                   0.65%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Balanced Fund*                   0.65%                   0.65%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Balanced Portfolio                  0.65%                   0.56%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Income Fund*                     0.60%                   0.60%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Income Portfolio                    0.60%                   0.53%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Short-Term Corporate Bond Fund*  0.70%                   0.70%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Short-Term Bond Portfolio           0.75%                   0.69%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund*    0.70%                   0.62%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Maryland Tax-Free Portfolio         0.65%                   0.48%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION U.S. Government Money Market     0.50%                   0.27%
Fund*
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK U.S. Government Money Market        0.25%                   0.15%
Portfolio
----------------------------------------------------------------------------------------
ARK U.S. Government Cash Management     0.15%                   0.09%
Portfolio
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Tax-Free Money Market Fund*      0.50%                   0.22%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Tax-Free Money Market Portfolio     0.25%                   0.08%
----------------------------------------------------------------------------------------
ARK Tax-Free Cash Management Portfolio  0.15%                   0.05%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Pennsylvania Tax-Free Money      0.50%                   0.30%
Market Fund*
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Pennsylvania Tax-Free Money Market  0.25%                   0.13%
Portfolio
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Social Balanced Fund*            0.70%                   0.50%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Social Issues Intermediate Fixed    0.60%                   0.05%
Income Portfolio
----------------------------------------------------------------------------------------
ARK Social Issues Blue Chip Equity      0.70%                   0.00%
Portfolio
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Social Issues Capital Growth        0.70%                   0.00%
Portfolio
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Social Issues Small-Cap Equity      0.80%                   0.00%
Portfolio
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Large Cap Stock Fund*            0.85%                   0.85%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION  Large Cap Core Fund             0.85%                   0.85%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Value Equity Portfolio              1.00%                   0.87%
----------------------------------------------------------------------------------------
ARK Blue Chip Equity Portfolio          0.70%                   0.61%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund*     0.70%                   0.59%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund      0.70%                   0.47%
----------------------------------------------------------------------------------------
ARK Intermediate Fixed Income Portfolio 0.60%                   0.50%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Pennsylvania Municipal Bond      0.70%                   0.70%
Fund*
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Pennsylvania Municipal Income    0.70%                   0.64%
Fund
----------------------------------------------------------------------------------------
ARK Pennsylvania Tax-Free Portfolio     0.65%                   0.65%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION International Equity Fund*       1.00%                   1.00%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK International Equity Portfolio      1.00%                   0.68%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Emerging Markets Equity Portfolio   1.00%                   0.00%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION U.S. Government Bond Fund*       0.70%                   0.70%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK U.S. Government Bond Portfolio      0.75%                   0.66%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Short Duration Government Bond   0.60%                   0.49%
Fund*
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Short-Term Treasury Portfolio       0.35%                   0.33%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION Money Market Fund*               0.50%                   0.24%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Money Market Portfolio              0.25%                   0.12%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK Prime Cash Management Portfolio     0.15%                   0.04%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VISION U.S. Treasury Money Market Fund* 0.50%                   0.30%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK U.S. Treasury Money Market          0.25%                   0.20%
Portfolio
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ARK U.S. Treasury Cash Management       0.15%                   0.06%
Portfolio
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


Administrative and Shareholder Services

     Federated Services Company ("Fed Services"), a wholly-owned subsidiary of Federated Investors, Inc. ("FII"), and M&T Securities, Inc., an affiliate of M&T Bank, serve as co-administrators to the VISION Funds and provide certain administrative personnel and services necessary to operate the VISION Funds. In addition, Fed Services provides transfer agency and dividend disbursing services to the VISION Funds. Fed Services and M&T Securities, Inc. provide these services at an annual rate based upon the average aggregate daily net assets of the VISION Funds. The rate charged by Fed Services is based on a scale that ranges from 0.06% to 0.01%. The rate charged by M&T Securities, Inc. is based on a scale that ranges from 0.04% down to 0.015%. Fed Services and M&T Securities, Inc. may choose voluntarily to waive all or a portion of their fee. State Street Bank and Trust Company ("State Street"), P.O. Box 8609, Boston, Massachusetts 02266-8609, provides certain financial administration and fund accounting services to the VISION Funds and is entitled to receive an annual fee of ___ based on the average daily net assets of the VISION Funds. State Street also serves as custodian of the securities and cash of the VISION Funds. The VISION Funds have adopted a shareholder services plan on behalf of each class of shares (except for Institutional II Shares), which is administered by Federated Administrative Services. M&T Securities, Inc. acts as shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets.

     Allfirst Trust Co., N.A. ("Allfirst Trust"), 25 South Charles Street, Baltimore, Maryland 21201, serves as the ARK Funds' administrator pursuant to an administration agreement with the ARK Funds. Under the agreement, Allfirst Trust is responsible for providing administrative services to the Funds, which include general assistance in the overall management of the Funds and providing the Funds with office facilities and persons satisfactory to the Board of Trustees to serve as officers of the Funds. Allfirst Trust has subcontracted the services to be provided by it under the agreement to Forum Administrative Services, LLC ("Forum"). Allfirst Trust receives an administration fee from the Funds at the annual rate of $24,000 per Fund plus 0.085% of the annual average daily net assets of the Funds, plus $5,000 per month. The Administrator pays a fee of $24,000 per Fund plus 0.0575% of the annual average daily net assets of the Funds to Forum.

     Allfirst Trust also serves as transfer agent and dividend disbursing agent for the ARK Funds. Allfirst Trust has subcontracted transfer agency services to Boston Financial Data Services, Inc. ("Boston Financial"). For services provided under the agreement, the ARK Funds pay an annual fee of up to $16 per Fund account and activity fees from $.50 to $12.50 per item and reimbursements for out-of-pocket expenses. Allfirst Trust pays the transfer agency fees and expense reimbursements that it receives from the ARK Funds to Boston Financial.

     Allfirst Trust also serves as custodian for the ARK Funds and receives a monthly fee at the annual rate of 0.015% of the average daily net assets of the ARK Funds for custodian services. Allfirst Trust also charges the ARK Funds handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses. Effective [June 30,] 2003, custody for the ARK Funds will move to State Street, for a fee of ________.

     Forum Accounting Services, LLC ("FacS") provides fund accounting services to the ARK Funds pursuant to a fund accounting agreement with the ARK Funds. These services include the calculating of NAV per share of each ARK Fund and preparing the ARK Funds' financial statements and tax returns. For its services, FacS receives a fee from the ARK Funds at an annual rate of $36,000 per ARK Fund ($60,000 per international fund), plus $6,000 per each additional share class above one, plus 0.01% of the annual average daily net assets of the ARK Funds.

Distribution Services

     Federated Securities Corp. (the "FSC"), a subsidiary of FII, is the principal underwriter and distributor for shares of the VISION Funds and offers shares of the VISION Funds on a continuous, best-efforts basis under a Distributor's Contract. You may purchase shares of the VISION Funds through M&T Bank, M&T Securities, Inc. or through a broker-dealer, investment professional or financial institution that has an agreement with FSC (an "Authorized Dealer"). FSC markets the shares of the VISION Funds to institutions or individuals, directly or through an Authorized Dealer. When FSC receives marketing fees and sales charges, it may pay some or all of them to Authorized Dealers. Effective [June __,], the VISION Board approved the replacement of FSC as principal underwriter by Edgewood Services, Inc., a wholly-owned subsidiary of FII.

     Each VISION Fund has adopted a Rule 12b-1 Plan for Class A, Class B, Institutional II and Class C Shares under the 1940 Act, which allows it to pay up to 0.25% (0.75% for Class B Shares and Class C Shares) of each Fund's average daily net assets in marketing fees to FSC (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers) for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

     ARK Funds Distributors, LLC ("ARK Distributors") serves as the distributor of the ARK Funds. ARK Distributors pays the distribution fees it receives from the ARK Funds to selling brokers. Shareholder services fees are paid to shareholder services agents for individual shareholder services and account maintenance. The ARK Funds have adopted a distribution (Rule 12b-1) plan and/or a shareholder services plan for Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Institutional II Shares, Corporate II Shares and Corporate III Shares of each ARK Fund. Each plan allows the ARK Fund to pay fees for the sale and/or distribution of its shares, and for services provided to shareholders. Because these fees are paid out of an ARK Fund's assets continuously, over time, this will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A distribution fees, as a percentage of average daily net assets of the class, may be up to 0.75% as authorized by the ARK Board. ARK Distributors is voluntarily waiving a portion of the Class A fees payable by certain Class A Funds. ARK Distributors may discontinue all or a portion of these waivers at any time. Class A shareholder services fee, as a percentage of average daily net assets of the class, may be up to 0.25% as authorized by the ARK Board. Class B and Class C distribution and services fees, as a percentage of average daily net assets, paid by the Class B Shares and Class C Shares of ARK Funds for the fiscal year ended April 30, 2002, were 0.75% and 0.25%, respectively. Institutional I Shares and Institutional II Shares distribution and services fees, as a percentage of average daily net assets, paid by Institutional I Shares and Institutional II Shares of the ARK Funds for the fiscal year ended April 30, 2002 were up to 0.15%. Corporate II Class and Corporate III Class distribution and services fees, as a percentage of average daily net assets, paid by the Corporate II Shares and Corporate III Shares of the ARK Funds for the fiscal year ended April 30, 2002 were 0.25% and 0.40%, respectively.

   Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

     The transfer agent and dividend disbursing agent for the VISION Funds is Fed Services. The transfer agent and dividend disbursing agent for the ARK Funds is Allfirst Trust, which has subcontracted these services to Boston Financial. Procedures for the purchase, exchange, and redemption of each VISION Fund's shares differ somewhat from procedures applicable to the purchase, exchange, and redemption of the ARK Funds' shares. Reference is made to the Prospectuses of the VISION Funds and the Prospectuses of the ARK Funds for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of VISION Funds and ARK Funds' shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the VISION Funds' shares and the ARK Funds' shares. A copy of the prospectus of the VISION Fund into which your ARK Fund will be reorganized in included herewith.

Share Purchases

     Purchases of shares of VISION Funds may be made directly with VISION Funds, by wire or check once an account has been established, through M&T Securities, Inc. or a financial intermediary. The purchase price of each of the shares of the VISION Funds is based on net asset value ("NAV"), plus any applicable sales charges. However, ARK Fund shareholders will not be charged these sales charges in connection with the Reorganization.

     The maximum front-end sales charge that you will pay on Class A Shares of the VISION Funds is 5.50% on an investment in the Class A Shares of VISION International Equity Fund, VISION Small Cap Growth Fund, VISION Small Cap Stock Fund, VISION Mid Cap Growth Fund, VISION Mid Cap Stock Fund, VISION Multi Cap Growth Fund, VISION Large Cap Growth Fund, VISION Large Cap Stock Fund, VISION Equity Index Fund, VISION Large Cap Value Fund, VISION Equity Income Fund and VISION Balanced Fund: 5.00% on Class A Shares of VISION Managed Allocation Fund
- Aggressive Growth; 4.50% on the Class A Shares of VISION Managed Allocation Fund - Moderate Growth, VISION Intermediate-Term Bond Fund, VISION Income Fund, VISION Short-Term Corporate Bond Fund, VISION Maryland Municipal Bond Fund, VISION Pennsylvania Municipal Income Fund, VISION New York Municipal Bond Fund (formerly, VISION New York Municipal Income Fund), VISION U.S. Government Bond Fund (formerly, VISION U.S. Government Securities Fund), and VISION Short Duration Government Bond Fund (formerly, VISION Institutional Limited Duration U.S. Government Fund); and 4.00% on Class A Shares of VISION Managed Allocation Fund - Conservative Growth; and 3.00% on Class A Shares of VISION U.S. Short-Term Government Bond Fund (formerly, VISION Institutional Limited Duration U.S. Government Fund). The VISION Pennsylvania Tax-Free Money Market Fund, VISION New York Tax-Free Money Market Fund, VISION Money Market Fund, VISION Prime Money Market Fund, VISION Tax-Free Money Market Fund, VISION U.S. Government Money Market Fund and VISION U.S. Treasury Money Market Fund have no front-end sales charge. The following chart shows the minimum initial investment amounts for each VISION Fund:


Minimum Investments
-------------------------------------------------------------------------------------
Fund          Initial   Subsequent Retirement Retirement   Systematic     Minimum
              InvestmentInvestment Plan          Plan      Investment     Balance
               Minimum   Minimum   Investment Subsequent      Plan
                                    Minimum   Investment   Subsequent
                                                Minimum    Investment
                                                            Minimum
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
VISION  Funds   $500       $25        $250       $250         $25
- Classes  A,
B and C
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
VISION  Funds $100,000     None       N/A         N/A         N/A
-             ($150,000
Institutional within
I Shares      six
               months)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
VISION  Funds $1,000,000   None       N/A         N/A         N/A
-
Institutional
II Shares
-------------------------------------------------------------------------------------


     The minimum initial and subsequent investment amounts in each VISION Fund may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the VISION Group of Funds.

     Purchases of shares of the ARK Funds may be made directly with ARK Funds, by wire or check once an account has been established, through a financial intermediary or through the ARK Funds Employee Investment Program. The purchase price of each of the shares of the ARK Funds is based on NAV, plus any applicable sales charge. The maximum front-end sales charge that you will pay on Class A Shares of the ARK Funds is 4.75% on an investment in the Balanced Fund, Equity Income Fund, Equity Index Fund, Blue Chip Equity Fund, Value Equity Fund, Capital Growth Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund and Emerging Markets Fund; and 4.50% on U.S. Government Bond Fund, Maryland Tax-Free Fund, Pennsylvania Tax-Free Fund and Intermediate Fixed Income Fund. All other ARK Funds and share classes are sold without a front-end load. The following chart shows the minimum initial investment amounts for each ARK
Fund:

Minimum Investments

-------------------------------------------------------------------------------------
Fund          Initial   Subsequent Initial    Subsequent   Automatic      Minimum
              InvestmentInvestment Investment Investment   Investment     Balance
              Minimum   Minimum -  Minimum -   Minimum -      Plan
              -         Investors  Employees   Employees   Subsequent
              Investors                                    - Initial
                                                           Investment
                                                            Minimum
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
ARK  Funds  -   $500        --        $100        --          $50        Investors
Classes  A, B                                                              $500
and C
                                                                       Employees
                                                                       $100
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
ARK  Funds  - $100,000      --        N/A         N/A         N/A        $250,000
Institutional ($150,000                                                   after 6
Shares        within 6                                                    months
(except   for  months)
Social
Issues Funds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
ARK  Funds  -  $50,000    $5,000      N/A         N/A         N/A         $5,000
Social
Issues Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
ARK  Funds  - $1,000,000    --        N/A         N/A         N/A        $500,000
Institutional
II Shares
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
ARK  Funds  - $10,000,000   --        N/A         N/A         N/A       $1,000,000
Corporate
Class,
Corporate  II
Class     and
Corporate
III Class
-------------------------------------------------------------------------------------


     Certain investors and transactions in the VISION Funds and the ARK Funds may be subject to reduced or waived sales charges. For a complete description of sales charges and exemptions from such charges, reference is made to the Prospectuses and SAIs of the VISION Funds and the Prospectuses and SAIs of the ARK Funds, which are incorporated by reference herein.

     Except in limited circumstances, the NAV per share of each VISION Fund (other than the VISION Money Market Fund) and each ARK Fund (other than U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Short-Term U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio and Tax-Free Cash Management Portfolio (the "ARK Money Market Funds") is calculated as of the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. The NAV for the U.S. Treasury Money Market Portfolio, U.S. Treasury Cash Management Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Tax-Free Money Market Portfolio and Tax-Free Cash Management Portfolio is determined at 12:00 noon and 4:00 p.m. (Eastern Time); and the NAV for U.S. Government Money Market Portfolio, U.S. Government Cash Management Portfolio and Money Market Portfolio is calculated as of 5:00 p.m. (Eastern Time). The NAV for each of the VISION Money Market Funds (other than VISION Institutional Prime Money Market Fund) is determined at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The NAV per share for the VISION Institutional Prime Money Market Fund is determined at 3:00 p.m. (Eastern Time).

     For Equity, Balanced and Income VISION Funds, orders placed before the close of regular trading (normally 4:00 p.m. Eastern Time) will receive that day's closing NAV, provided payment by federal funds is received the next day. For VISION Money Market Fund, VISION U.S. Government Money Market Fund, VISION U.S. Treasury Money Market Fund and VISION Prime Money Market Fund, orders placed before 3:00 p.m. (Eastern Time) will begin to earn dividends that day, provided payment by federal funds is received by 3:00 p.m. (Eastern Time) that day. For VISION Tax-Free Money Market Fund, VISION New York Tax-Free Money Market Fund and VISION Pennsylvania Tax-Free Money Market Fund, orders placed before 11:00 a.m. (Eastern Time) will begin to earn dividends that day, provided payment by federal funds is received by 3:00 p.m. (Eastern Time) that day. Payment for shares of a VISION Fund may be made by check, federal funds wire, by debiting an account at M&T Bank or any of its affiliate banks, or through a depository institution that is an Automated Clearing House (ACH) member or a retirement account (for all VISION Funds except the VISION Institutional Prime Money Market Fund and VISION Institutional Limited Duration U.S. Government
Fund).

     The following are the times by which purchase orders for an ARK Fund must be received and accepted in order to be effective and to begin earning dividends on the day the purchase order is submitted: all ARK Fixed Income and Equity Funds, 4:00 p.m.; U.S. Treasury Money Market Portfolio, U.S. Treasury Cash Management Portfolio, Tax-Free Money Market Portfolio, Tax-Free Cash Management Portfolio and Pennsylvania Tax-Free Money Market Portfolio, 12:00 noon; and U.S. Government Money Market Portfolio, U.S. Government Cash Management Portfolio, Money Market Portfolio and Prime Cash Management Portfolio, 5:00 p.m. For U.S. Treasury Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, U.S. Treasury Cash Management Portfolio and Tax-Free Cash Management Portfolio, orders received and accepted after 12:00 noon will begin earning dividends on the next business day.

Share Exchanges

     Shares of one VISION Fund may be exchanged for the same share class of another VISION Fund at the NAV next determined after the Fund's receipt of the exchange in proper form. If you exchange from a VISION Fund that has no sales charge into a VISION Fund that imposes a sales charge, you will be subject to the sales charge, unless you previously paid a sales charge on shares of a VISION Fund and exchanged those shares into the VISION Fund that had no sales charge. The exchange is subject to any minimum initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes.

     Shares of the ARK Funds may be exchanged for the same class of shares of another ARK Fund. When exchanging shares, a shareholder is actually selling his shares and buying the other Fund's shares. Therefore, the sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. If you exchange shares that you purchased without a sales charge, or with a lower sales charge, into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange your shares into a Fund with the same, lower or no sales charge, there is not an incremental sales charge for the exchange.

Share Redemptions

     Redemptions of the VISION Funds may be made by telephone or by mailing a written request. Shares held through an IRA account must be made by mail and not by telephone. Shares of the VISION Funds are redeemed at their net asset value next determined after the Fund receives the redemption request in proper form, less any applicable contingent deferred sales charge ("CDSC"), subject to daily cut-off times, on each day on which the Fund computes its NAV. Proceeds normally are wired the same day for Money Market Funds or the next day for Income, Managed Allocation or Equity Funds, or mailed within one business day after your redemption order is received, but in no event more than seven days, after receipt of a proper redemption request. If you own shares of a VISION money market fund, you may request checkwriting privileges which will allow you to write checks against available share balances in your Fund account. The shares in your Fund account will continue to receive the daily dividend declared until the check is presented for payment and the shares are redeemed. Class B Shares may be subject to a maximum 5% CDSC if redeemed during the first six years of purchase. Class C Shares may be subject to a 1% CDSC if redeemed during the first year of purchase.

     Redemptions of shares of the ARK Funds may be made by mailing a written request to the ARK Funds, by phone or through a financial intermediary. Shares of the ARK Funds are redeemed at the NAV next determined after the redemption request is received. Normally, ARK Funds sends your sale proceeds within three business days after ARK Funds receives your request. Checkwriting is available for accounts investing in Class A Shares of the ARK Money Market Funds. Class B Shares may be subject to a maximum 5% CDSC if redeemed during the first six years of purchase. Class C Shares may subject to a 1% CDSC if redeemed during the first year of purchase.

      Dividends and Other Distributions

     Each of the VISION and ARK money market funds declare dividends daily and pay them monthly. The following chart compares when each of the other Acquiring Fund and Acquired Funds declare and pay dividends, if any. All of the Acquiring Funds and Acquired Funds declare and pay capital gains distributions, if any, at least annually. Funds with differences are italicized.




--------------------------------------------------------------------------------------
                          Dividends                                 Dividends
Acquired Fund             Distributions     Acquiring Fund          Distribution
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
ARK Short-Term Treasury   Declares daily    VISION Short-Term       Declares daily
Portfolio                 and pays monthly  Government Bond Fund    and pays monthly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Short-Term Bond       Declares daily    VISION Short-Term       Declares daily
Portfolio                 and pays monthly  Corporate Bond Fund     and pays monthly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Maryland Tax-Free     Declares daily    VISION Maryland         Declares daily
Portfolio                 and pays monthly  Municipal Bond Fund     and pays monthly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Pennsylvania          Declares daily    VISION Pennsylvania     Declares daily
Tax-Free Portfolio        and pays monthly  Municipal Fund          and pays monthly


VISION Pennsylvania
Municipal Income Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Intermediate Fixed    Declares daily    VISION                  Declares daily
Income Portfolio          and pays monthly  Intermediate-Term Bond  and pays monthly
                                            Fund

VISION Intermediate-Term
Bond Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK U.S. Government Bond  Declares and      VISION U.S. Government  Declares daily
Portfolio                 pays monthly      Bond Fund               and pays monthly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Income Portfolio      Declares daily    VISION Income Fund      Declares daily
                          and pays monthly                          and pays monthly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Balanced Portfolio    Declares and      VISION Balanced Fund    Declares and
                          pays quarterly                            pays quarterly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Equity Income         Declares and      VISION Equity Income    Declares and
Portfolio                 pays monthly      Fund                    pays quarterly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Value Equity          Declares and      VISION Large Cap Stock  Declares and
Portfolio                 pays quarterly    Fund                    pays quarterly


ARK Blue Chip Equity
Portfolio


VISION Large Cap Core
Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Equity Index          Declares and      VISION Equity Index     Declares and
Portfolio                 pays quarterly    Fund                    pays quarterly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Capital Growth        Declares and      VISION Multi Cap        Declares and
Portfolio                 pays annually     Growth Fund             pays quarterly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Mid-Cap Equity        Declares and      VISION Mid-Cap Growth   Declares and
Portfolio                 pays quarterly    Fund                    pays quarterly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Small-Cap Equity      Declares and      VISION Small-Cap        Declares and
Portfolio                 pays annually     Growth Fund             pays quarterly
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
ARK International Equity  Declares and      VISION International    Declares and
Portfolio                 pays annually     Equity Fund             pays annually
ARK Emerging Markets
Equity Portfolio
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

ARK Social Issues         Declares and      VISION Social Balanced  Declares and
Small-Cap Portfolio       pays annually     Fund                    pays quarterly


ARK Social Issues         Declares and                              Declares and
Capital Growth Portfolio  pays annually     VISION Social Balanced  pays quarterly
                                            Fund

ARK Social Issues Blue    Declares and                              Declares and
Chip Portfolio            pays quarterly                            pays quarterly
                                            VISION Social Balanced
                                            Fund
ARK Social Issues         Declares daily                            Declares and
Intermediate Fixed        and pays monthly                          pays quarterly
Income Portfolio
                                            VISION Social Balanced
                                            Fund
--------------------------------------------------------------------------------------


     With respect to both the VISION Funds and the ARK Funds, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV.

Tax Consequences

     As a condition to the Reorganization, the ARK Funds and the VISION Funds will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes with respect to each Acquiring Fund and each Acquired Fund:

o the reorganization will constitute a tax-free reorganization under section 368(a) of the Code, and the Acquired Fund and the corresponding Acquiring Fund each will be a "party to a reorganization" withing the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Fund's assets solely in exchange for the Acquiring Fund's shares;

o no gain or loss will be recognized by the Acquired Fund upon transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund's shares and the assumption of the liabilities of the Acquired Fund, or upon the the distribtution of the Acquiring Fund's shares to the Acquired Fund's shareholders in exchange for their Acquired Fund's shares;

o no gain or loss will be recognized by shareholders of the Acquired Fund upon exchange of their Acquired Fund shares for Acquiring Fund shares;

o the aggregate tax basis of shares of the Acquiring Fund received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder immediately prior to the reorganization:

o the holding period of the Acquired Fund's assets in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and

o the holding period of the Acquiring Fund's shares received by each shareholder of the Acquired Fund pursuant to the reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares were held as capital assets on the date of the reorganization.

     The foregoing opinion may state that no opinion is expressed as to the effect of the reorganization on the Acquiring Fund, the Acquired Fund or the Acquired Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the Acquired Funds should consult their tax advisers regarding the effect, if any, of the reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the reorganization.




                            INFORMATION ABOUT THE REORGANIZATION

Information Regarding Acquisition of Allfirst by M&T Corp.

     On April 1, 2003, M&T Corp. acquired Allfirst, the corporate parent of AIA, which is the investment adviser to the ARK Funds (the "Bank Acquisition") and, as a result, AIA is currently a wholly-owned subsidiary of M&T Bank. The Reorganization has been proposed by M&T Bank and AIA as a means of combining each ARK Fund and three VISION Funds with certain other VISION Funds managed by M&T Bank having comparable investment objectives, policies and restrictions. The Reorganization has also been proposed to promote more efficient operations, to eliminate certain duplicative costs, and to enhance the distribution of fund shares by eliminating overlapping investment products sponsored by the same organization.

Consideration by the Board of Trustees of the ARK Funds

     The ARK Board believes that the proposed Reorganization is in the best interests of the ARK Fund shareholders.

     The ARK Board met on March 28, 2003 to receive information regarding the VISION Funds, to discuss this information and to consider the proposed Plan pursuant to which the Reorganization would be effected. After reviewing the terms of the Plan with legal counsel, the ARK Board, including those trustees who are not "interested persons," as that term is defined in the 1940 Act ("independent Trustees"), unanimously approved the Plan and recommended its approval by the shareholders of the ARK Funds. In approving the Plan, the ARK Board determined that participation in the Reorganization is in the best interests of each ARK Fund and that the interests of the shareholders of each ARK Fund would not be diluted as a result of the Reorganization. In approving the Plan, the ARK Board considered a number of factors, including the following:

o    the terms and conditions of the Reorganization;

o    the compatibility of the Funds' objectives, limitations and policies;

o    performance history of the VISION Funds and the ARK Funds;

o    pro forma and/or estimated expense ratios for the VISION Funds;

o    future prospects for the asset growth of the ARK Funds;

o    potential economies of scale to be gained from the Reorganization;

o potential new investment opportunities available to shareholders of the ARK Funds as a result of the Reorganization;

o    the fact that the Reorganization is expected to be free from federal taxes;

o the service features that will be made available to shareholders of the ARK Funds;

o the fact that the VISION Funds will assume all of the liabilities of the ARK Funds; and

o the fact that neither the VISION Funds nor the ARK Funds will bear any expenses of the Reorganization.

     BASED ON THIS INFORMATION, THE ARK BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ARK FUND APPROVE THE REORGANIZATION.

Considerations by the Board of Trustees of the VISION Funds

     The VISION Board believes that the proposed Reorganization is in the best interests of the Acquiring VISION Funds and the Acquired VISION Funds.

     The VISION Board met on March 24, 2003 to receive information regarding the proposed Reorganization and the proposed Plan pursuant to which the Reorganization would be effected. After reviewing the terms of the Plan with legal counsel, the VISION Board, including the trustees who are not "interested persons," as that term is defined in the 1940 Act ("independent Trustees"), approved the Plan on behalf of all the Acquiring VISION Funds, as well as the three Acquired VISION Funds, and recommended its approval by the shareholders of the Acquired VISION Funds. In approving the Plan, the VISION Board determined that the participation in the Reorganization is in the best interest of each Acquiring VISION Fund and each Acquired VISION Fund and that the interests of the shareholders of each VISION Fund would not be diluted as a result of the Reorganization. In considering the Plan on behalf of the Acquired VISION Funds, the VISION Board considered a number of factors, including the following:

o    the terms and conditions of the Reorganization;

o    the compatibility of the Funds' objectives, limitations and policies;

o    performance  history of the Acquiring  VISION Funds and the Acquired VISION
     Funds;

o    pro forma and/or estimated expense ratios for the Acquiring VISION Funds;

o    potential economies of scale to be gained from the Reorganization;

o    the fact that the Reorganization is expected to be free from federal taxes;

o the fact that the Acquiring VISION Funds will assume all of the liabilities of the Acquired VISION Funds;

o the fact that neither the VISION Funds nor the ARK Funds will bear any expenses of the Reorganization, and

o the fact that neither the Acquiring VISION Funds nor the Acquired VISION Funds will bear any expenses of the Reorganization.

     BASED  ON  THIS   INFORMATION,   THE  VISION  BOARD   RECOMMENDS  THAT  THE
SHAREHOLDERS OF EACH ACQUIRED VISION FUND APPROVE THE REORGANIZATION.

Description of the Reorganizations

     The following summary is qualified in its entirety by reference to the Plan found in Exhibit A to this Proxy Statement/Prospectus. The Plan provides for the Reorganization to occur in two steps. The Closing Dates are expected to be on or about August 15, 2003, and August 22, 2003, as described elsewhere in this Proxy Statement/Prospectus. The Plan provides that all of the assets of each ARK Fund and Acquired VISION Fund will be transferred to the corresponding Acquiring Fund at 5:00 p.m. Eastern time (5:00 p.m. Eastern time in the case of the acquisition of the ARK U.S. Government Money Market Portfolio, ARK U.S. Government Cash Management Portfolio and ARK Money Market Portfolio) (the "Effective Time"), on the appropriate Closing Date of the Reorganization. In exchange for the transfer of these assets, each Acquiring Fund will assume the liabilities of the corresponding Acquired Fund and will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares of the Acquiring Fund to the corresponding Acquired Fund equal in value to the aggregate net asset value of the applicable corresponding Acquired Fund calculated before the Effective Time of the Reorganization.

     Following the transfer of assets in exchange for assumption of the liabilities and shares of the respective Acquiring Fund, each corresponding Acquired Fund will distribute all the shares of the Acquiring Fund pro rata to its shareholders of record in complete liquidation of the Acquired Fund. Shareholders of each Acquired Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Acquired Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of each Acquired Fund shareholder on the share records of the Acquiring Funds' transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Acquiring Fund due to the shareholders of the corresponding Acquired Fund. The Acquiring Funds do not issue share certificates to shareholders. Shares of each Acquiring Fund to be issued will have no preemptive or conversion rights, except that Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. No sales charges will be imposed in connection with the receipt of such shares by the Acquired Funds' shareholders.

     The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization with respect to an Acquired Fund and its corresponding Acquiring Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Acquired Fund shareholders; and (ii) the receipt by the ARK Funds and the VISION Funds of a tax opinion to the effect that the Reorganization will be tax-free to the Acquired Funds, their shareholders and the Acquiring Funds; and (iii) that the representations and warranties in the Plan are true and correct as of the Closing Date. The Plan may be terminated if, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the ARK Board or the VISION Board, make proceeding with the Plan inadvisable.

     Costs of Reorganization. The expenses of the Reorganization will be paid by M&T Bank (either on its own or jointly with parties other than the ARK Funds or the VISION Funds). Reorganization expenses include, without limitation: (a) accountants' fees, (b) legal fees, (c) registration fees, (d) transfer taxes (if any), (e) the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials, including this Proxy Statement/Prospectus, and (f) the costs of holding the Special Meetings of Shareholders.

            Description of VISION Fund Shares and Capitalization

     Shares of the Acquiring Funds to be issued to shareholders of the corresponding Acquired ARK Funds and Acquired VISION Funds under the Plan will be fully paid and non-assessable when issued, transferable without restrictions (except for applicable sales charges) and will have no preemptive or conversion rights. [Reference is hereby made to the Prospectus of each Acquiring Fund provided herewith for additional information about shares of the Acquiring Funds.]

                                 CAPITALIZATION

                             [TABLE TO BE PROVIDED]


                               SHAREHOLDER RIGHTS



VISION Funds

     General. VISION Funds is an open-end management investment company established as a Delaware statutory trust pursuant to a Trust Instrument dated August 11, 2000. VISION Funds is also governed by its By-Laws and applicable Delaware law.

     Shares. VISION Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, VISION Funds consists of over 21 active investment series offering up to four classes of shares: Class A Shares, Class B Shares, Class S Shares and Undesignated Shares. The four classes differ with respect to minimum investment requirements, applicable sales charge, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of the VISION Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

     Voting Rights. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of the VISION Funds have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

     Shareholder Meetings. The VISION Funds is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees.

     Election and Term of Trustee. The VISION Funds' affairs are supervised by the trustees under the laws governing statutory trusts in the State of Delaware. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Under the VISION Funds' Trust Instrument, trustees hold office until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by action of two-thirds of the then trustees at a duly constituted meeting.

     Shareholder Liability. Pursuant to Delaware law and the VISION Funds' Trust Instrument, shareholders of the VISION Funds generally are not personally liable for the acts, omissions or obligations of the trustees or the VISION Funds.

     Trustee Liability. Pursuant to Delaware law and the VISION Funds' Trust Instrument, trustees are not personally liable to any person other than the VISION Funds and the shareholders for any act, omission or obligation of the VISION Funds or another trustee. Pursuant to the VISION Funds' Trust Instrument, trustees are not personally liable for any act or omission he or she takes while acting as a trustee or for any act or omission of any other person or party, except that trustees are not protected against liability to the VISION Funds or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a trustee. The VISION Funds generally indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for liabilities and expenses arising from the trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a trustee.

ARK Funds

     General. ARK Funds is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992. The ARK Funds is also governed by its By-Laws and applicable Massachusetts law.

     Shares. The ARK Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the ARK Funds consists of 30 separate investment series offering up to eight classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Class Shares, Institutional II Class Shares, Corporate Class Shares, Corporate II Class Shares and Corporate III Class Shares. The eight classes differ with respect to sales charges, minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. Each of the 30 series of the ARK Funds is participating in the Reorganization. The shares of each Fund have no preference as to conversion features (except that, at the end of eight years from the date of purchase, Class B Shares convert to Class A Shares based on their relative NAV), exchange privileges or other attributes, and have no preemptive rights.

     Voting Rights. On any matter submitted to a vote of shareholders, all shares entitled to vote are in the aggregrate, except that: (i) when so required by the 1940 Act, then shares are voted by individual series; and (ii) when the matter only affects the interests of one or more series or class, then only shareholders of such series or class are entitled to vote.

     Shareholder Meetings. ARK Funds is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or by shareholders holding at least 10% of the shares then outstanding.

     Election and Term of Trustees. The ARK Funds' affairs are supervised by the trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Trustees hold office until their successors are duly elected and qualified, or until their death, resignation, retirement, removal or mental or physical incapacity. A trustee may be removed at any time by written instrument signed by at least two-thirds of the trustees then in office or by a vote of shareholders holding two-thirds of the outstanding shares.

     Shareholder Liability. Under Massachusetts law, shareholders of the ARK Funds may under certain circumstances be held personally liable for the obligations of the trust. The ARK Funds' Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of the Portfolios.

     Trustee Liability. The Trustees generally are not personally liable for any obligation of the ARK Funds. The ARK Funds will indemnify its trustees against all liabilities and expenses, except for those arising from the trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE VISION FUNDS AND THE ARK FUNDS UNDER THEIR GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                             ADDITIONAL INFORMATION

     Information concerning the operation and management of the VISION Funds is included in the current prospectus relating to those Funds, which are incorporated herein by reference insofar as they relate to VISION Funds participating in the Reorganization and copies of which accompany this Proxy Statement/Prospectus. Additional information about the VISION Funds is included in the Statement of Additional Information for the VISION Funds dated May 15,
2003, which is available upon request and without charge by calling 1-800-836-2211.

     Information about the ARK Funds is included in the current prospectuses relating to those Funds dated August 31, 2002 (October 1, 2002 in the case of Class C Shares), which are incorporated by reference herein. Additional information is included in the Statements of Additional Information of the ARK Funds dated August 31, 2002 (and October 1, 2002), which are available upon request and without charge by calling 1-800-275-3863. The ARK Funds' current prospectuses and Statements of Additional Information have been filed with the SEC.

     The VISION Funds and ARK Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

     Fiscal Year End and Financial Statements. The fiscal year end of each VISION Fund and each ARK Fund is April 30.

     The financial statements of the ARK Funds contained in ARK Funds' annual reports to shareholders for the fiscal year ended April 30, 2002 have been audited by KPMG LLP, their independent auditor. These financial statements for the ARK Funds, together with the unaudited financial statements contained in the ARK Funds' semi-annual reports to shareholders for the six months ended October 31, 2002, are incorporated by reference into this Proxy Statement/Prospectus.

     The financial statements of the VISION Funds contained in the VISION Funds' Annual Report to shareholders for the fiscal year ended April 30, 2002 have been audited by Ernst & Young LLP, their independent auditor. These financial statements for the VISION Funds, together with the unaudited financial statements contained in the VISION Funds' semi-annual report to shareholders for the six months ended October 31, 2002, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the VISION Funds participating in the Reorganization, and not to any other VISION Funds that are part of the VISION Funds and described therein.

                                 VOTING MATTERS

     General Information. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the ARK Funds and by the Board of Trustees of the VISION Funds. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the VISION Funds and the ARK Funds may also solicit proxies by telephone, telegraph, facsimile, Internet or in person. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke or otherwise change their voting instruction as shareholders submitting proxies in written form. The cost of solicitation will be borne by parties other than the ARK Funds or the VISION Funds.

     Voting Rights and required Vote. Shareholders of the ARK Funds are entitled to one vote for each full share held and fractional votes for fractional shares. More than 50% of the total number of outstanding shares of each Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to each ARK Fund requires the vote of "a majority of the voting securities" (as defined in the 1940 Act) of that particular ARK Fund. Any ARK Fund shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the ARK Funds a written notice of revocation or a subsequently executed proxy or by attending the ARK Fund's shareholder meeting and voting in person. The proposed Reorganization of the ARK Funds will be voted upon separately by the shareholders of each Fund. The consummation of each ARK Fund's or Acquired VISION Fund's Reorganization is not conditioned on the approval of the Reorganization by any other Fund.

     Shareholders of the Acquired VISION Funds are entitled to one vote for each full share held and fractional votes for fractional shares. One-third of the total number of outstanding shares of each Acquired VISION Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to each Acquired VISION Fund requires the vote of more than 50% of the outstanding shares of each Acquired VISION Fund entitled to vote on the approval. Any Acquired VISION Fund shareholder giving a proxy may revoke it at any time before it is executed by submitting to the VISION Fund a written notice of revocation or a subsequently executed proxy or by attending the VISION Fund's shareholder meeting and voting in person. The proposed Reorganization of the Acquired VISION Funds will be voted upon separately by the shareholders of each Fund. The consummation of each Acquired Vision Fund's or ARK Fund's Reorganization is not conditioned on the approval of the Reorganization by any other Fund.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no box is checked and no written instruction is provided, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the ARK Fund's shareholder meeting or the VISION Fund's shareholder meeting. Should other business properly be brought before the meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the ARK Fund's shareholder meeting and VISION Fund's shareholder meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time schedule for the VISION Fund's shareholder meeting, the holders of a plurality of shares present in person or by proxy at the relevant meeting and entitled to vote at that meeting, whether or not sufficient to constitute a quorum, may adjourn the meeting. For ARK
Funds, any lesser number than a majority of shares entitled to vote shall be sufficient for adjournments. Any business that might have been transacted at the ARK Fund's shareholder meeting or the VISION Fund's shareholder meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by parties other than the ARK Funds or the VISION Funds.

     Record Date and Outstanding Shares. Only shareholders of record of the ARK Funds at the close of business on June 16, 2003 (the "ARK Record Date") are entitled to notice of and to vote at the meeting and any postponement or adjournment thereof. At the close of business on the ARK Record Date, the following number of shares were outstanding and entitled to vote.

ARK
Funds
Fund Shares













     As of the ARK Record Date, the officers and trustees of the ARK Funds as a group, beneficially owned less than 1% of the outstanding Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Institutional II Shares, Corporate Class Shares, Corporate II Class Shares and Corporate Class III Shares of the ARK Funds. As of the ARK Record Date, to the best of the knowledge of the ARK Funds, the following persons owned of record or beneficially 5% or more of the outstanding Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Institutional II Shares, Corporate Class Shares, Corporate II Class Shares and Corporate Class III Shares of the ARK Funds:

Name and Address        Fund/Class              Percentage Ownership









     Only shareholders of record of the Acquired VISION Funds at the close of business on June 16, 2003 (the "VISION Record Date") are entitled to notice of and to the vote at the ARK Fund's shareholder meeting and any postponement or adjournment thereof. At the close of business on the VISION Record Date, the following number of shares were outstanding and entitled to vote:


VISION Funds                                                           Fund
Shares








     As of the VISION Record Date, the officers and trustees of the VISION Funds as a group, beneficially owned less than 1% of the outstanding Class A Shares and Class B Shares of the VISION Funds. As of the VISION Record Date, to the best of the knowledge of the VISION Funds, the following persons owned of record or beneficially 5% or more of the outstanding Class A Shares and Class B Shares of the VISION Funds:



Name and Address              Fund/Class                 Percentage Ownership












     Shareholders owning 25% or more of outstanding shares may be able to affect the outcome of certain matters presented for vote of shareholders.





     Expenses. In order to obtain the necessary quorum at the meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile, Internet or personal interview by representatives of the ARK Funds, VISION Funds, M&T Bank, AIA and/or their affiliates or, if necessary, service providers retained for this purpose. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by M&T Bank (either on its own or jointly with parties other than the ARK Funds or the VISION Funds). Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                       OTHER BUSINESS

     Neither the ARK Board nor the VISION Board knows of any other business to be brought before the ARK Fund's shareholder meeting and the VISION Fund's shareholder meeting, respectively. However, if any other matters come before either of the meetings, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   SHAREHOLDER INQUIRIES

     ARK Funds. Shareholder inquiries may be addressed to the ARK Funds in writing at P.O. Box 8525, Boston, Massachusetts 02266-8525, or by calling 1-800-275-3863.

     VISION Funds. Shareholder inquiries may be addressed to the VISION Funds in writing at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237, or by calling 1-800-836-2211.


     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.



                                      By Order of the ARK Board of Trustees,

                                      Thomas R. Rus
                                      Secretary
                                      ARK Funds





                                      By Order of the VISION Board of Trustees,







                                          C. Grant Anderson

                                          Secretary

                                          VISION Group of Funds




                                    Exhibit A

                      AGREEMENT AND PLAN OF REORGANIZATION



     AGREEMENT AND PLAN OF REORGANIZATION dated May ___, 2003 (the "Agreement"), by and between VISION Group of Funds, a Delaware business trust (the "VISION Trust"), on behalf of its portfolios listed on Annex A and identified as an "Acquiring Fund" and, together, the "Acquiring Funds", and on behalf of its portfolios listed on Annex A and identified as an "Acquired VISION Fund" and, together, the "Acquired VISION Funds"; and ARK Funds, a Massachusetts business trust (the "ARK Trust"), on behalf of its portfolios listed on Annex A and identified as an "Acquired ARK Fund" and, together, the "Acquired ARK Funds".

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations (each a "Reorganization") will consist of: (i) the transfer of all of the assets of each Acquired VISION Fund and each Acquired ARK Fund (each an "Acquired Fund" and, together, the "Acquired Funds") in exchange for, as applicable, Class A Shares, Class B Shares, Class C Shares, Institutional I Shares or Institutional II Shares of beneficial interest of the corresponding Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the liabilities of each corresponding Acquired Fund; and
(iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, each Acquiring Fund and each Acquired VISION Fund is a separate series of the VISION Trust and each Acquired ARK Fund is a separate series of the ARK Trust; the VISION Trust and the ARK Trust are each a registered open-end management investment company; and each Acquired Fund owns securities in which its corresponding Acquiring Fund is permitted to invest;

     WHEREAS, each Acquiring Fund and each Acquired Fund is authorized to issue its shares of beneficial interest;

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), of the VISION Trust has determined that the exchange of all of the assets of each Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and the Acquired VISION Fund shareholders and that the interests of the existing shareholders of each Acquiring Fund and each Acquired VISION Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act), of the ARK Trust has determined that the exchange of all of the assets of each Acquired ARK Fund for Acquiring Fund Shares is in the best interests of the Acquired ARK Fund shareholders and that the interests of the existing shareholders of the Acquired ARK Funds would not be diluted as a result of this transaction;

     NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF ACQUIRED FUNDS' LIABILITIES; LIQUIDATION OF THE ACQUIRED FUNDS

     1.1 Subject to the terms and conditions contained herein, each Acquired Fund agrees to assign, transfer and convey to the corresponding Acquiring Fund all of the assets of the Acquired Fund, including all securities and cash, and each Acquiring Fund agrees in exchange therefor (i) to deliver to the corresponding Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3 and
(ii) to assume all of the liabilities of the corresponding Acquired Fund, as set forth in paragraph 1.2. Such transactions shall take place at the Closing (the "Closing") on the closing date (the "Closing Date") provided for in paragraph
3.1. In lieu of delivering certificates for the Acquiring Fund Shares, each Acquiring Fund shall credit the Acquiring Fund Shares to the corresponding Acquired Fund's account on the stock record books of the Acquiring Fund and shall deliver a confirmation thereof to the corresponding Acquired Fund.

     1.2 Each Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the corresponding Acquiring Fund, which assumed liabilities shall include all of such Acquired Fund's liabilities, debts, obligations, and duties of whichever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

     1.3 Delivery of the assets of each Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company, the VISION Trust's custodian (the "Custodian"), for the account of the corresponding Acquiring Fund, together with proper instructions and all necessary documents to transfer such assets to the account of such Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of currency and immediately available funds payable to the order of the Custodian for the account of the applicable Acquiring Fund.

     1.4 Each Acquired Fund will pay or cause to be paid to the corresponding Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to such Acquiring Fund hereunder. Each Acquired Fund will transfer to the corresponding Acquiring Fund any distributions, rights or other assets received by such Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the applicable Acquiring Fund on the Closing Date and shall not be separately valued.

     1.5 As soon after the Closing Date as is conveniently practicable, each Acquired Fund will liquidate and distribute pro rata to such Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by such Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of such Acquired Fund on the books of the Acquiring Fund to open accounts on the share record books of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

     1.6 Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued in the manner described in such Acquiring Fund's current prospectus and statement of additional information.

     1.7 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.8 Any reporting responsibility of each Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates, with respect to liquidation and termination of the Acquired Fund, on which the Acquired Fund is liquidated and terminated.

2.    VALUATION

     2.1 The  value of an  Acquired  Fund's  net  assets to be  acquired  by its corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on the Closing Date except for ARK money market funds which shall use 5:00 p.m. Eastern time (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in such Acquired Fund's then-current prospectus or statement of additional information. Each Acquiring Fund and Acquired Fund agrees to use all commercially reasonable efforts to resolve any material differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and procedures of its corresponding Acquired Fund. Where a pricing difference results from a difference in pricing methodology, the parties will eliminate such difference by using the Acquiring Fund's methodology in valuing the Acquired Fund's assets.

     2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Valuation Date, using the valuation procedures set forth in such Acquiring Fund's then-current prospectus or statement of additional information.

     2.3 The number of Acquiring Fund Shares (including fractional shares, if any to be rounded to the third decimal place) to be issued by each Acquiring Fund in exchange for the corresponding Acquired Fund's net assets shall be determined as follows, using the same valuation procedures referred to in paragraph 2.1 (when valuing net assets of an Acquired Fund) and paragraph 2.2 (when valuing net assets of an Acquiring Fund): (i) for each Reorganization designated as an "F" Reorganization on Annex A, the number of Acquiring Fund Shares shall equal the number of full and fractional Acquired Fund Shares outstanding on the Closing Date, so that the net asset value per share of each class of the Acquired Fund becomes the net asset value per share of each class of the Acquiring Fund; and (ii) for each Reorganization designated as a "C" Reorganization on Annex A, the number of Acquiring Fund Shares to be issued shall be determined by dividing the aggregate net asset value of each class of the Acquired Fund Shares by the aggregate net asset value of each class of the Acquiring Fund Shares.

     2.4 All computations of value shall be made in accordance with the regular practices of each Acquiring Fund.

3.    CLOSING AND CLOSING DATES

     3.1 The Closing shall occur in two steps. There will be a closing on or about August 15, 2003 for the Reorganizations identified in Annex A hereto as closing on such date, and a separate closing on or about August 22, 2003 for the Reorganizations identified in Annex A as closing that date, or such later date(s) as the parties may mutually agree (collectively, the "Closing Date"). All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m. (Eastern time) at the offices of Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779, or such other time and/or place as the parties may mutually agree.

     3.2 If on the Valuation Date (a) the primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereon shall be restricted; (b) or trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 Allfirst Trust Company, N.A., as transfer agent for each of the Acquired ARK Funds, and Federated Services Company, as transfer agent for each of the Acquired VISION Funds, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the respective Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the corresponding Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES

     4.1 The VISION Trust, on behalf of itself and each Acquired VISION Fund, and the ARK Trust, on behalf of itself and each Acquired ARK Fund (the VISION Trust and the ARK Trust each referred to in this paragraph 4.1 as the "Selling Trusts"), respectively, represents and warrants to the VISION Trust, on behalf of each respective Acquiring Fund, as follows:

     (a) Selling Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of its organization and has the power to own all of its properties and assets and to carry out this Agreement.

     (b) Selling Trust is registered under the 1940 Act, as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     (c) Selling Trust is not, and the execution, delivery and performance of this Agreement will not result, in material violation of its trust instruments ("Trust Instruments") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which an Acquired Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which the Acquired Fund is a party or by which it is bound.

     (d) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.

     (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (g) The statements of assets and liabilities, including portfolios of investments, of the Acquired Fund at April 30, 2002 and 2001, and the related statements of operations, statements of changes in net assets and financial highlights for the years then ended, have been audited by Ernst & Young LLP (with respect to the Acquired VISION Fund), and KPMG LLP (with respect to the Acquired ARK Fund), independent accountants. Such audited statements, together with the unaudited statement of assets and liabilities, including portfolios of investments, of the Acquired Fund at October 31, 2002, and the related statement of operations, statement of changes in net assets and financial highlights for the six months then ended, have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

     (h) Since October 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.

     (i) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (j) For each fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

     (k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

     (l) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

     (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trustees of the Acquired Fund, and this Agreement will constitute the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

     (n) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material factor or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     (o) Manufacturers and Traders Trust Company ("M&T Bank") has agreed to assume (either on its own or jointly with parties other than the VISION Trust or the ARK Trust) the expense of the Reorganization, including accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquiring Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

     (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, 1934 Act, or the 1940 Act for the execution or performance of this Agreement by the VISION Trust, on behalf of each Acquired VISION Fund, or the ARK Trust, on behalf of each Acquired ARK Fund except for
(a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing.

     4.2 The VISION Trust, on behalf of each Acquiring Fund, represents and warrants to the ARK Trust, on behalf of each Acquired ARK Fund, and the VISION Trust, with respect to each Acquired VISION Fund, as follows:

     (a) The VISION Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to carry on its business as it is now being conducted and to carry out this Agreement. Each Acquiring Fund is a duly established and designated series of the VISION Trust. At the Closing Date, each Acquiring Fund identified as a "shell" portfolio in Section II or Section III of Annex A shall have no shares or other securities outstanding.

     (b) The VISION Trust is registered under the 1940 Act as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The VISION Trust is not, and the execution, delivery and performance of this Agreement will not, result in material violation of its Trust Instruments or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or by which it is bound.

     (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The statements of assets and liabilities, including portfolios of investments, of the Acquiring Fund at April 30, 2002 and 2001, and the related statements of operations, statements of changes in net assets and financial highlights for the years then ended, have been audited by Ernst & Young LLP, independent auditors. Such audited statements, together with the unaudited statement of assets and liabilities, including portfolios of investments, of the Acquiring Fund at October 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the six months then ended, have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

     (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquired Fund.

     (h) At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.

     (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

     (j) All Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other right to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

     (k) The execution, delivery and performance of this Agreement has been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the VISION Trust's Trustees, and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

     (l) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     (m) M & T Bank has agreed to assume (either on its own or jointly with parties other than the VISION Trust or the ARK Trust) the expenses of the Reorganization including accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

     (n) No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of liabilities) will be issued in exchange for the assets of the Acquired Fund in the Reorganization.

     (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, 1934 Act, or the 1940 Act for the execution or performance of this Agreement by the VISION Trust, on behalf of each Acquiring Fund, except for 9a) the filing with the SEC of the Registration Statement and
(b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing.

5.    COVENANTS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

     5.1 Each Acquiring Fund and each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 The ARK Trust will call a meeting of the Acquired ARK Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The VISION Trust will call a meeting of the Acquired VISION Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated therein.

     5.3 Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of such Acquired Fund for Federal income tax purposes which will be carried over to the corresponding Acquiring Fund as a result of
Section 381 of the Code and which will be certified by such Acquired Fund's President and its Treasurer.

     5.5 Each Acquired Fund will provide the corresponding Acquiring Fund with information reasonably necessary for the preparation of a Prospectus/Proxy Statement, referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange act of 1934, as amended, and the 1940 Act in connection with the meetings of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

     5.6 Each Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     5.7 On or before the Valuation Date, each Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date on or before the Valuation Date, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, for the taxable periods or years ended on or before April 30, 2003 and for the period from said date to and including the Closing Date and all of its net capital gain realized (after reduction for any capital loss carry forward) if any, plus the excess of its interest income, if any, excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code in taxable periods or years ended on or before April 30, 2003 and in the period from said date to and including the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND.

     The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of such Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 Each Acquired Fund shall have delivered to the corresponding Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     6.3 Each Acquired Fund shall have delivered to the corresponding Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     6.4 The VISION Trust shall have received on the Closing Date opinions of Kirkpatrick & Lockhart LLP, counsel to the ARK Trust, covering each Acquired ARK Fund, and Reed Smith LLP, counsel to the VISION Trust, covering each Acquired VISION Fund, dated as of the Closing Date, in a form reasonably satisfactory to the VISION Trust, covering the following points:

     (a) Each Acquired Fund is a legally designated, separate series of the applicable Selling Trust, and that each Selling Trust is a voluntary association or a business or statutory trust duly organized and validly existing under the laws of the State of its organization, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

     (b) Each Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the applicable Selling Trust on behalf of each applicable Acquired Fund and, assuming due authorization, execution and delivery of this Agreement by the VISION Trust on behalf of each Acquiring Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that a consideration of not less than the net asset value of Acquired Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Acquired Fund's registration statement in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable, and no shareholder of an Acquired Fund has any preemptive rights with respect to the Acquired Fund's shares.

     (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts (in the case of each Acquired ARK Fund) or the State of Delaware (in the case of each Acquired VISION Fund) is required for consummation by an Acquired Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act.

     (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Trusts' Trust Instrument (assuming shareholder approval has been obtained) or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquired Fund is a party or by which an Acquired Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgement or decree to which the Acquired Fund is a party or to which it is bound.

     In rendering the foregoing opinion, Kirkpatrick & Lockhart LLP may (1) rely, if necessary, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.5 Each Acquiring Fund shall have received on the Closing Date a copy, addressed to each Acquiring Fund, of the officers' certificate furnished by ARK Trust to Reed Smith LLP for the purpose of enabling Reed Smith LLP to deliver the tax opinion referred to in paragraph 6.5, which officers' certificate shall contain representations necessary to support tax opinions for each form of "Reorganizations, within the meaning of Section 368(a) of the Code, contemplated by this agreement.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND.

     The obligations of each Acquired Fund to consummate the transactions provided herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of each Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     7.2 Each Acquiring Fund shall have delivered to the corresponding Acquired Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     7.3 Each Acquired Fund shall have received on the Closing Date an opinion of Reed Smith LLP, counsel to the VISION Trust, dated as of such Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

     (a) Each Acquiring Fund is a legally designated, separate series of the VISION Trust, and the VISION Trust is a business or statutory trust, duly organized and validly existing under the laws of the State of Delaware, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

     (b) The VISION Trust is registered as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, the VISION Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed, and delivered by the VISION Trust on behalf of each applicable Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the applicable Selling Trust, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to each Acquired Fund on behalf of the Acquired Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

     (e) The Registration Statement has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act.

     (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the VISION Trust's Trust Instrument or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

     In rendering the foregoing opinion, Reed Smith LLP may (1) rely, if necessary, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     7.4. Each Acquired Fund shall have received on the Closing Date a copy, addressed to each Acquired Fund, of the officers' certificate furnished by VISION Trust to Reed Smith LLP for the purpose of enabling Reed Smith LLP to deliver the tax opinion referred to in paragraph 8.5, which officers' certificate shall contain representations necessary to support tax opinions for each form of "Reorganization," within the meaning of Section 368(a) of the Code, contemplated by this Agreement.

     7.5 VISION Trust (on behalf of and with respect to each Acquiring Fund) shall have entered into and approved by all necessary shareholder and board approval an advisory agreement, sub-advisory agreement, and other agreements or plans necessary for each Acquiring Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by VISION Trust's trustees and, to the extent required by law (as interpreted by SEC staff positions), by such of those trustees who are not "interested persons" (as defined in the 1940 Act) thereof.

8.    FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF EACH
      ACQUIRING FUND AND THE ACQUIRED FUND.

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to each Acquired Fund or the corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Trust Instrument of the applicable Selling Trust.

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for Federal income tax purposes with respect to each Acquired Fund:

     (a) The transfer of all of the Acquired Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

     (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Funds Shares, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

     (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for such shareholders' shares of the Acquired Fund.

     (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares in the Reorganization.

     (e) The aggregate tax basis for Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization w ill be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares are held as capital assets at the time of the Reorganization.

     (f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

9.    TERMINATION OF AGREEMENT.

     9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the VISION Trust or ARK Trust at any time prior to the Closing Date if circumstances should develop that, in the opinion of either of the parties' Board of Trustees, make proceeding with the Agreement inadvisable.

     9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the trustees, officers or shareholders of the VISION Trust or ARK Trust, in respect of this Agreement.

10.   WAIVER.

     At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of Trustees of the VISION Trust or ARK Trust, if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of an Acquiring Fund or of an Acquired Fund, as the case may be.

11.   MISCELLANEOUS.

     11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

     11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

     11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflict of laws.

     11.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original.

     11.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.6 It is expressly agreed that the obligations of each Acquiring Fund and each Acquired VISION Fund hereunder shall not be binding upon any of the VISION Trust Trustees, shareholders, nominees, officers, agents, or employees of the VISION Trust personally, but shall bind only the trust property of the Acquiring Fund or the Acquired VISION Fund, as the case may be, as provided in the Trust Instrument of the VISION Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the VISION Trust on behalf of each Acquiring Fund and each Acquired VISION Fund and signed by authorized officers of the VISION Trust acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund, or each Acquired VISION Fund as the case may be, as provided in the VISION Trust's Trust Instrument.

     11.7 It is expressly agreed that the obligations of each ARK Selling Fund hereunder shall not be binding upon any of the ARK Trust's Trustees, shareholders, nominees, officers, agents, or employees of the ARK Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Trust Instrument of the ARK Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the ARK Trust on behalf of each Acquired Fund and signed by authorized officers of the ARK Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquired Fund as provided in the ARK Trust's Trust Instrument.

     11.8 The obligations of any Acquired Fund and any Acquiring Fund hereunder shall be enforceable against the assets held with respect to such Acquired Fund or Acquiring Fund only, and not against any other series of the ARK Trust or the VISION Trust, as the case may be, or against the ARK Trust or the VISION Trust generally.


     IN WITNESS WHEREOF, each of the Acquired Funds and the Acquiring Funds, and with respect to Sections 4.1(o) and 4.2(m) hereof, M&T Asset Management, a Department of Manufacturers and Traders Trust Company, has caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                                    Acquired ARK Funds:

                                    ARK FUNDS
                                    on behalf of its Portfolios,
                                    THE ACQUIRED ARK FUNDS
Attest:

                                    By:
            Assistant Secretary
                                    Name:

                                    Title:

                                    Acquiring Funds and Acquired VISION Funds:

                                    VISION GROUP OF FUNDS
                                    on behalf of its Portfolios,
                                    THE ACQUIRING FUNDS AND
                                    THE ACQUIRED VISION FUNDS

Attest:

                                    By:
            Assistant Secretary
                                    Name:

                                    Title:

                                  M&T ASSET MANAGEMENT,
                                  A DEPARTMENT OF MANUFACTURERS
                                  AND TRADERS TRUST COMPANY,
                                  with respect to the Agreement described in Sections 4.1 (o) and 4.2 (m) of the Agreement

Attest:

                                    By:
            Assistant Secretary
                                    Name:

                                    Title:

                    ANNEX A TO THE AGREEMENT AND PLAN OF REORGANIZATION

                               SUMMARY OF THE REORGANIZATIONS
                      (shareholders of each Acquired Fund will receive
                    shares of the class of the operating Acquiring Fund
                    or "shell" Acquiring Fund [shell Acquiring Funds are
                      identified by an asterisk] opposite their class)

I. FIRST CLOSING - EACH A "(C)" REORGANIZATION OF ONE OR MORE ARK PORTFOLIOS INTO A VISION OPERATING FUND

   Acquired Fund                               Acquiring Fund
   1. ARK International Equity Portfolio       VISION International Equity Fund
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional Shares
      ARK Emerging Markets Equity              VISION International Equity Fund
   Portfolio
        -Class A Shares                          -Class A Shares

   2. ARK U.S. Government Bond                 VISION U.S. Government Bond Fund
      Portfolio                                (formerly VISION U.S. Government
                                               Securities Fund)
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares

   3. ARK Short-Term Treasury                  VISION Short-Term Government Bond
      Portfolio                                Fund (formerly VISION
        -Class A Shares                        Institutional Limited Duration
                                               U.S. Government Fund)
        -Institutional Shares                    -Class A Shares
                                                 -Institutional Shares

   4. ARK Money Market Portfolio               VISION Money Market Fund
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares
        -Institutional II Shares                 -Institutional II Shares
      ARK Prime Cash Management Portfolio      VISION Money Market Fund
        -Corporate Class                         -Institutional I Shares
        -Corporate II Class                      -Institutional II Shares
        -Corporate III Class                     -Institutional III Shares

   5. ARK U.S. Treasury Money Market           VISION U.S. Treasury Money Market
      Portfolio                                Fund (formerly VISION Treasury
                                               Money Market Fund)
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares
        -Institutional II Shares                 -Institutional II Shares
      ARK U.S. Treasury Cash Management        VISION U.S. Treasury Money Market
      Portfolio                                Fund (formerly VISION Treasury
                                               Money Market Fund)
        - Corporate II Class                     -Institutional II Shares
        - Corporate III Class                    -Institutional III Shares


II. FIRST CLOSING - EACH A "(F)" REORGANIZATION OF AN ARK PORTFOLIO INTO A VISION "SHELL" FUND, FOLLOWED BY A "(C)" REORGANIZATION

   Acquired Fund                               Acquiring Fund
   6. ARK Value Equity Portfolio+              VISION Large Cap Stock Fund*
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares
      ARK Blue Chip Equity Portfolio           VISION Large Cap Stock Fund
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares
      VISION Large Cap Core Fund               VISION Large Cap Stock Fund
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares

   7. ARK Pennsylvania Tax-Free Portfolio+     VISION Pennsylvania Municipal
                                               Bond Fund*
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares
      VISION Pennsylvania Municipal Income     VISION Pennsylvania Municipal
      Fund                                     Bond
                                               Fund
        -Class A Shares                          -Class A Shares

   8. ARK U.S. Government Money Market         VISION U.S. Government Money
      Portfolio+                               Market
                                               Fund*
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares
        -Institutional II Shares                 -Institutional II Shares
      ARK U.S. Government Cash                 VISION U.S. Government Money
      Management Portfolio                     Market
                                               Fund
        -Corporate II Shares                     -Institutional II Shares
        -Corporate III Shares                    -Institutional III Shares

   9. ARK Tax-Free Money Market Portfolio+   VISION Tax-Free Money Market Fund*
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares
      ARK Tax-Free Cash Management             VISION Tax-Free Money Market
      Portfolio                                Fund
        -Corporate III Shares                    -Institutional II Shares

   10.  ARK Social Issues Small-Cap Equity     VISION Social Balanced
      Portfolio+                               Fund*
        -Institutional Shares                    -Institutional I Shares
      ARK Social Issues Capital Growth         VISION Social Balanced
      Portfolio                                Fund
        -Institutional Shares                    -Institutional I Shares
      ARK Social Issues Blue Chip Equity       VISION Social Balanced Fund
   Portfolio
        -Institutional Shares                    -Institutional I Shares
      ARK Social Issues Intermediate           VISION Social Balanced
   Fixed Income                                Fund
      Portfolio
        -Institutional Shares                    -Institutional I Shares


   11.  ARK Intermediate Fixed Income          VISION Intermediate-Term Bond
      Portfolio                                Fund*
        -Institutional Shares                    -Institutional I Shares
      VISION Intermediate-Term Bond Fund     VISION Intermediate-Term Bond Fund
        -Class A Shares                          -Class A Shares

     +This Acquired Fund's Reorganization with the Acquiring Fund will occur immediately prior to other Reorganization(s) with such Acquiring Fund.

III. SECOND CLOSING - EACH A "(F)" REORGANIZATION OF AN ARK PORTFOLIO INTO A VISION "SHELL"

   Acquired Fund                               Acquiring Fund
   12.  ARK Equity Index Portfolio             VISION Equity Index Fund*
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares

   13.  ARK Equity Income Portfolio            VISION Equity Income Fund*
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares

   14.  ARK Mid-Cap Equity Portfolio           VISION Mid Cap Growth Fund*
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares

   15.  ARK Small-Cap Portfolio                VISION Small Cap Growth Fund*
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Class C Shares                          -Class C Shares
        -Institutional Shares                    -Institutional I Shares

   16.  ARK Capital Growth Portfolio           VISION Multi Cap Growth Fund*
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares

   17.  ARK Balanced Portfolio                 VISION Balanced Fund*
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares

   18.  ARK Income Portfolio                   VISION Income Fund*
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares

   19.  ARK Short-Term Bond Portfolio          VISION Short-Term Corporate Bond
                                               Fund*
        -Institutional Shares                    -Institutional I Shares


   20.  ARK Maryland Tax-Free Portfolio        VISION Maryland Municipal Bond
                                               Fund*
        -Class A Shares                          -Class A Shares
        -Class B Shares                          -Class B Shares
        -Institutional Shares                    -Institutional I Shares

   21.  ARK Pennsylvania Tax-Free Money        VISION Pennsylvania Tax-Free
      Market Portfolio                         Money
                                               Market Fund*
        -Class A Shares                          -Class A Shares
        -Institutional Shares                    -Institutional I Shares
        -Institutional II Shares                 -Institutional II Shares



                      Exhibit B - Management's Discussion and Analysis


                              VISION INTERNATIONAL EQUITY FUND


PORTFOLIO COMMENTARY

     Equity markets have risen when sentiment began to anticipate a recovery, and fallen again when hopes for economic growth were dampened. The broad major markets have risen, and earnings and news flow from companies have improved, but some sectors such as telecommunication services are under renewed pressure.

     VISION International Equity Fund was well positioned to benefit from these market changes. The Fund's Class A Shares, down 5.60% for the year ended April 30, 2002 or down 10.77% adjusted for the Fund's sales charge, outperformed the Morgan Stanley Capital International Unhedged Europe, Australasia and Far East Index ("MSCI-EAFE")1 (13.87)% by 827 basis points. The primary source of outperformance was stock selection. The Fund's Class B shares returned (6.42)% for the year ended April 30, 2002, or (11.03)% adjusted for the Fund's contingent deferred sales charge.

     During the year we have made some changes towards momentum stocks in the portfolio but exposure to Information Technology remains underweighted. We reduced the exposure to underweight toward the end of last year because we judged that stocks were discounting too strong a recovery. We have decreased our defensive exposure by moving Consumer Staples to an underweight.

     We are currently overweighted in Materials, Capital Goods, Health Care, Pharmaceuticals, Banks, Information Services and Utilities. Sectors we are staying away from include Retail, Computer Hardware and Software, Telecom and Energy.

     The positive contribution from currency is primarily from the underweight to the yen, and the Australian dollar overweight the Euro at the expense of the British pound. Strong domestic demand, in part fueled by the boom in financial services and soaring house prices, has driven the price of the pound sterling above its long-term equilibrium rate. As the growth outlook in continental Europe improves relative to the UK, we expect the pound to depreciate back to a more sustainable long-term level.

                             VISION INTERMEDIATE TERM BOND FUND


PORTFOLIO COMMENTARY

     The past year (May 1, 2001 - April 30, 2002) was highlighted by a weakening U.S. economy, a renewed awareness of terrorism, negative corporate earnings announcements, and declining interest rates. Beginning in early 2001, the Federal Reserve Board (Fed) moved aggressively to stimulate the economy, reducing the federal funds rate 11 times in calendar year 2001. The rate now stands at 1.75%, the lowest level in 40 years, with the Fed shifting to a neutral policy stance in recent months.

     The weak economic climate and the Fed's aggressive rate cutting campaign created a positive environment for debt securities. Treasury yields on the short end of the yield curve saw the greatest decline as the overall curve steepened dramatically. The Lehman Brothers Aggregate Bond Index2 posted a return of 7.84% for the twelve-month period ended April 30, 2002. That represented a performance gap of almost 20% between the bond index and the S&P 500 stock index.3 (S&P 500
- 12.62% return over same period)

     Recent economic data has turned from uniformly negative, to mixed. We do expect the economy to rebound as the year progresses. The economic recovery is on track but the Fed is in no hurry to raise interest rates, particularly in the absence of inflationary data. The Fed will more than likely shift to a restrictive policy later in 2002.

     VISION Intermediate Term Bond Fund returned a 6.34% on a net asset value basis over the one year period ended April 30, 2002, or 1.51% adjusted for the Fund's sales charge. The Lipper Intermediate Investment Grade Debt Funds Index4 return for the same period was 6.52%.

     VISION Intermediate Term Bond Fund currently maintains a slightly below benchmark duration.5 This duration strategy reflects our view that the macro environment remains unfriendly for Treasury securities. Bond yields are likely to drift higher rather than spike, but the key point is that the direction will be up, not down. Our sector preference favors corporates and mortgage-backed securities, which we believe will outperform Treasuries and agencies in an economic recovery and rising interest rate environment.

                                 ARK VALUE EQUITY PORTFOLIO


PORTFOLIO COMMENTARY

     The ARK Value Equity Portfolio outperformed the S&P 500 BARRA Value Index for the fiscal year ended April 30, 2002, as investors continued to retreat from the volatile equity markets. While there were preliminary signs of stabilization within various market segments, particularly consumer-related, it unfortunately was not enough to offset negative year-to-date returns for the most major indices.

     During the year, we continued to shift the Portfolio toward more cyclically sensitive opportunities in anticipation of a gradual recovery in the economy. Positions were initiated in auto parts, homebuilding, and packaging, and decreased in telecommunications, electric utilities, selected financials, and technology. Travelers, a leading property and casualty insurer, Crown Cork & Seal, and Caterpillar were added. The Portfolio's performance was enhanced by its primarily defensive posture with exposure to the health care and consumer discretionary/staples sectors. Two of our best-performing stocks, TRW and Ivex Packaging, were involved in mergers, and companies exposed to the almighty consumer, such as Lowe's, Centex, and Lear contributed significantly to overall performance.

     Performance was negatively impacted by continued weakness in both the telecommunications and information technology sectors. Tyco International did the most damage to the Portfolio's results, but remains a long-term holding. The company's solid businesses and historically low valuation will enable it to ultimately thrive - not to mention survive. There was no place to hide in telecom, as onerous government and capital market policies, overcapacity, and diminished demand has continued to bludgeon the entire sector, including the financially strong regional Bell operating companies and network providers such as Williams Communications.

     The Portfolio's focus is on solid large- and mid-cap companies with strong leadership positions, such as Lucent and Motorola, that will be transitioning into growth companies over a two-to-three year time horizon. While the outlook remains mixed for many economic sectors, earnings expectations in general have turned more positive, particularly in cyclical areas such as industrials, which has been in recession since 1998. The actual duration and magnitude of the recovery remains unclear, especially as the visibility for an upturn in both telecom and technology spending continues to be weak. The tremendous amount of cost cutting and restructuring in these two sectors should help to improve results when spending resumes. We continue to reposition the Portfolio toward those companies that will benefit most from an expected cyclical recovery - particularly in the current environment of low interest rates and low inflation. We de-emphasize companies with a more defensive posture. Because we are value-oriented, we believe the Portfolio is poised to benefit from this challenging economic and investment environment. We will continue to search for investment opportunities in outstanding companies purchased at reasonable prices and seek to maximize returns over a longer-term horizon.

                            ARK PENNSYLVANIA TAX-FREE PORTFOLIO


PORTFOLIO COMMENTARY

     A steady supply of new municipal issues flooded the market in early 2002, but investors absorbed it well. As accounting issues plagued corporate America and the arrival and strength of the economic recovery wavered, investors sought shelter from the volatile equity and corporate bond markets. Municipals appear to have been (and continue to be) a good place to hide. At the beginning of the six-month period just past, the Treasury market was benefiting from a flight to quality. Municipals lagged in that rally and were attractive to investors in most tax brackets as tax-free securities yielded more than Treasuries. As expected, demand increased and municipals have outperformed taxable securities. Municipal investors are recovering from "rate shock" as yields rose approximately 25 basis points since the end of October. Ten-year securities are now yielding more than 4%, and long-dated municipals are providing yields of slightly more than 5%.

     As the economic recovery firms, we continue to believe that the prospect of higher future yields and of potentially higher returns from other investments may keep buyers on the sidelines, weakening the demand for fixed income securities as an asset class. We believe that as investors perceive a potential greater value in equities, they will re-examine their asset allocation, and may shift money from bonds into stocks, putting additional upward pressure on interest rates.

     We have eliminated positions in most of our longer-duration securities with sub-5% coupons. If the municipal market reacts to rising interest rates as it did several years ago, we feel that liquidity will be weak for securities with sub-5% coupons due to de minimis issues surrounding those issuers.

     We have shortened the interest rate sensitivity of the Portfolios slightly in anticipation of higher interest rates. We continue to focus on purchasing bonds with good call structure. Sector exposure has been held relatively stable, however, we made minor adjustments to increase our exposure to general obligations and revenue bonds that are strongly supported.

     As unemployment remains relatively high and corporate profits decline, we believe that lower tax revenues will have an impact on the financial health of municipal issuers. In light of tight quality spreads and the effect of economic weakness, we have and will continue to upgrade credit quality in the Portfolios. Any modifications to the Portfolios reflect our bias to seek to maximize after-tax total return, while providing a high level of tax-free income.


                                   VISION SHORT DURATION
                                    GOVERNMENT BOND FUND


PORTFOLIO COMMENTARY

     Over the last year, the Federal Reserve Board (Fed) has eased monetary policy aggressively in response to a sluggish economy and the terrorist events of September 11, 2001. To effect this easing, the Fed lowered the Federal Funds rate from 4.50% in April 2001 to 1.75% in December 2001. The change in short-term Treasury note yields is reflected in a 2-year Treasury note yielding 4.27% on April 30, 2001 and 3.22% on April 30, 2002. The easing of monetary policy also had the effect of "steepening" the yield curve (i.e., increasing the difference between the yields of the shortest and longest Treasury securities).

     For the fiscal year ended April 30, 2002, the total return of the Fund was 5.87% on a net asset value basis, or 2.73% adjusted for the Fund's sales charge. This compares favorably with yields of money market funds over the same period of time. We generally maintained an average maturity longer than the Lehman Brothers 1-3 Year Government Bond Index6 from April 2001 to October 2001 during the easing by the Fed. Over the last six months, we have gradually reduced our average maturity in the Fund as the economy regains its momentum. We believe that as the economy improves, the Fed will act to raise interest rates in the second half of 2002.

     Our defensive stance in terms of a shorter-than-average maturity is augmented by the AAA credit quality of the current portfolio.7 At present, we keep approximately 20% of the portfolio in Treasury notes, 40% in agency obligations (e.g., the Federal National Mortgage Association and the Federal Home Loan Bank), and 38% in mortgage-backed securities with short expected average maturities.

                               ARK SOCIAL ISSUES INTERMEDIATE
                                   FIXED INCOME PORTFOLIO


PORTFOLIO COMMENTARY

     It certainly was a tumultuous year in the fixed income markets. The economy officially hit a recession in March 2001 with Gross Domestic Product (GDP) contracting slightly in the third quarter amidst the steepest drop in industrial production in over twenty years. Six months later, however, first quarter GDP rose 5.6%. Strides in U.S. productivity and the benign inflationary environment, which characterized the "new economy" during the 1990's, held up relatively well into the new millennium. These events and the terrorist attacks resulted in the Federal Reserve Board "Fed" engaging in one of its most aggressive easing policies in the last fifty years, with the Federal Funds rate falling precipitously from 6.50% to 1.75% over the course of just one year. This economic and monetary environment resulted in positive returns for the short end of the U.S. bond market as witnessed in the two-year U.S. Treasury Note falling from a 4.15% yield-to-maturity at the beginning of the year to 3.23% at the end of the year.

     Recently, the bond market has priced in a rebound in economic growth resulting in higher interest rates all along the yield curve. While we feel the bond market may be overestimating the speed with which the Fed will tighten monetary policy, we do believe the secular risk in interest rates has begun. An accommodating Fed is providing a significant amount of monetary stimulus as the Federal Funds target is at a 40-year low of 1.75%. Fiscal stimuli in the form of higher government spending and tax cuts also provide ample fiscal stimuli to reignite economic growth. In light of this outlook, the Portfolio ended the year with a shorter duration than its benchmark. This interest rate profile contributed positively to Portfolio performance.

     The Portfolio underperformed its benchmark for the period. A major reason for this stemmed from holding certain corporate credits. Over the last year volatility was a dominant attribute of the corporate bond market, which was marred by heightened credit risk and default experiences. It also witnessed the largest bankruptcy in U.S. history, and dealt with the consequences of overcapacity in both the telecommunications and automobile industries.

     We view asset-backed securities (ABS) as offering relative value versus other fixed income sectors. We anticipated increased investor demand for short-term securities that offer a "AAA"credit rating. The ABS sector was one of the best-performing fixed income sectors last year, and the Portfolio's return benefited from its 10% ABS allocation. From a strategic sector perspective, we have reduced our allocation to U.S. Treasury securities. Unlike last year, we anticipate U.S. Treasuries will underperform other sectors. Rising interest rates and looming budget deficits lead us to believe that higher-yielding sectors such as government agencies and ABS may outperform Treasuries. We are focused on adding coupon income to insulate the Portfolio from higher interest rates. We also purchased Treasury Inflation Protection Securities (TIPS). While we do not foresee a sudden surge in inflation, we do think there are significant inflationary pressures building such as the recent rise in the price of oil. These factors, along with a very accommodative Fed, may lead to a significant rise in inflationary expectations - particularly after having been so low for so long. TIPS adjust to changes in the Consumer Price Index-Urban Index on a monthly basis, and should outperform fixed rate coupon Treasuries of comparable maturity given a rise in inflationary expectations. Furthermore, the U.S. Treasury has recently stated that they intend to continue to issue TIPS with greater frequency. These two developments have raised the level of demand for TIPS by investors. The Portfolio has added a 7% position in TIPS.

     The Portfolio continues to be well diversified and has a very high average credit quality of AA1. It seeks overall diversification by investing in Treasuries, U.S. Government Agencies, AAA-rated ABS, and in well-diversified short-term corporate bonds. We expect volatility in the bond market to continue this year, and will position the Portfolio in those sectors which we feel will offer relative value.

                          ARK INTERMEDIATE FIXED INCOME PORTFOLIO


PORTFOLIO COMMENTARY

     It certainly was a tumultuous year in the fixed income markets. The economy officially hit a recession in March 2001 with Gross Domestic Product (GDP) contracting slightly in the third quarter amidst the steepest drop in industrial production in over twenty years. Six months later, however, first quarter GDP rose 5.6%. Strides in U.S. productivity and the benign inflationary environment, which characterized the "new economy" during the 1990's, held up relatively well into the new millennium. These events and the terrorist attacks resulted in the Federal Reserve Board "Fed" engaging in one of its most aggressive easing policies in the last fifty years, with the Federal Funds rate falling precipitously from 6.50% to 1.75% over the course of just one year. This economic and monetary environment resulted in positive returns for the short end of the U.S. bond market as witnessed in the two-year U.S. Treasury Note falling from a 4.15% yield-to-maturity at the beginning of the year to 3.23% at the end of the year.

     Recently, the bond market has priced in a rebound in economic growth resulting in higher interest rates all along the yield curve. While we feel the bond market may be overestimating the speed with which the Fed will tighten monetary policy, we do believe the secular risk in interest rates has begun. An accommodating Fed is providing a significant amount of monetary stimulus as the Federal Funds target is at a 40-year low of 1.75%. Fiscal stimuli in the form of higher government spending and tax cuts also provide ample fiscal stimuli to reignite economic growth. In light of this outlook, the Portfolio ended the year with a shorter duration than its benchmark. This interest rate profile contributed positively to Portfolio performance.

     The Portfolio had a positive total rate of return of 5.18% for the past fiscal year. However, it underperformed its relative benchmark. A major reason for this stemmed from holding certain corproate credits. Over the last year volatility ws a dominant attribute of the corporate bondmarket, which was marred by heighted credit risk and default experiences. It also witnessed the largest bankruptcy in U.S. history, and dealt with the consequences of overcapacity in boththe telecommunications and automobile industries.

     We view asset-backed securities (ABS) as offering relative value versus other fixed income sectors. We anticipated increased investor demand for short-term securities that offer a "AAA"credit rating. The mortgage- and asset-backes securities (MBS/ABS) sector were two of the best-performing fixed income sectors last year, and the Portfolio's return benefited from its 18% MBS/ABS allocation. From a strategic sector perspective, we have reduced our allocation to U.S. Treasury securities. Unlike last year, we anticipate U.S. Treasuries will underperform other sectors. Rising interest rates and looming budget deficits lead us to believe that higher-yielding sectors such as government agencies and ABS may outperform Treasuries. We are focused on adding coupon income to insulate the Portfolio from higher interest rates. We also purchased Treasury Inflation Protection Securities (TIPS). While we do not foresee a sudden surge in inflation, we do think there are significant inflationary pressures building such as the recent rise in the price of oil. These factors, along with a very accommodative Fed, may lead to a significant rise in inflationary expectations - particularly after having been so low for so long. TIPS adjust to changes in the Consumer Price Index-Urban Index on a monthly basis, and should outperform fixed rate coupon Treasuries of comparable maturity given a rise in inflationary expectations. Furthermore, the U.S. Treasury has recently stated that they intend to continue to issue TIPS with greater frequency. These two developments have raised the level of demand for TIPS by investors. The Portfolio has added a 5.6% position in TIPS.

     The Portfolio continues to be well diversified and has a very high average credit quality of AA1. It seeks overall diversification by investing in Treasuries, U.S. Government Agencies, AAA-rated ABS, and in well-diversified short-term corporate bonds. We expect volatility in the bond market to continue this year, and will position the Portfolio in those sectors which we feel will offer relative value.


--------

1 The MSCI-EAFE is an unmanaged market capitalization weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is credit separately, then aggregated, without charge into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and local currency. Investments cannot be made in an index.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

4 Lipper figures represent the average of the total returns reported by all of the mutual funds designed by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

6 The Lehman Brothers 1-3 Year Government Bond Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included. Indexes are unmanaged and investments cannot be made in an index.

7 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.


Preliminary Statement of Additional Information Dated May 16, 2003

SUBJECT TO COMPLETION

     The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.







                       STATEMENT OF ADDITIONAL INFORMATION
                                  June __, 2003

         RELATING TO THE ACQUISITION OF THE ASSETS AND ASSUMPTION OF ALL
                       LIABILITIES OF SERIES OF ARK FUNDS

                               Two Portland Square
                               Portland, ME 04101
                                 1-800-275-3863

     AND THE ACQUISITION OF THE ASSETS AND ASSUMPTION OF ALL LIABILITIES OF
                     CERTAIN SERIES OF VISION GROUP OF FUNDS
                              5800 Corporate Drive
                              Pittsburgh, PA 15237
                                 1-800-836-2211

    BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF VISION GROUP OF FUNDS


     This Statement of Additional Information, dated June __, 2003, is not a prospectus. A Joint Proxy Statement/Prospectus, dated June __, 2003, related to the above-referenced matter may be obtained from ARK Funds at Two Portland Square, Portland, Maine 04101 and VISION Group of Funds at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010. This Statement of Additional Information should be read in conjunction with such Joint Proxy Statement/Prospectus.


                                TABLE OF CONTENTS

1.   Statements of Additional Information of ARK Funds, dated August 31, 2002.

2. Statement of Additional Information of ARK Funds - Class C Shares,dated October 1, 2002.

3. Statements of Additional Information of VISION Group of Funds, dated June 30, 2002.

4. Statements of Additional Information of VISION Group of Funds, dated May 15, 2003.

5.   Financial Statements of ARK Funds, dated April 30, 2002.

6.   Financial Statements of VISION Group of Funds, dated April 30, 2002.

7.   Unaudited Financial Statements of ARK Funds, dated October 31, 2002.

8. Unaudited Financial Statements of VISION Group of Funds, dated October 31, 2002.

9. Pro Forma Financial Information for the acquisition of ARK Funds and certain VISION Funds by new or existing VISION Funds:

A. Acquisition of ARK International Equity Portfolio and ARK Emerging Markets Portfolio by VISION International Equity Fund.

B. Acquisition of ARK U.S. Government Bond Portfolio by VISION U.S. Government Bond Fund (formerly VISION U.S. Government Securities Fund).

C. Acquisition of ARK Short-Term Treasury Portfolio by VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund).

D. Acquisition of ARK Money Market Portfolio and ARK Prime Cash Management Portfolio by VISION Money Market Fund.

E.   Acquisition  of ARK  U.S.  Treasury  Money  Market  Portfolio  and ARK U.S.
     Treasury Cash  Management  Portfolio by VISION U.S.  Treasury  Money Market
     Fund.

F. Acquisition of ARK Value Equity Portfolio, ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund, by VISION Large Cap Stock Fund.

G. Acquisition of ARK Pennsylvania Tax-Free Portfolio and VISION Pennsylvania Municipal Income Fund by VISION Pennsylvania Income Fund.

H. Acquisition of ARK U.S. Government Money Market Portfolio and ARK U.S. Government Cash Management Portfolio by VISION U.S. Government Money Market Fund.

I. Acquisition of ARK Tax-Free Money Market Portfolio and ARK Tax-Free Cash Management Portfolio by VISION Tax-Free Money Market Fund.

J. Acquisition of ARK Social Issues Small-Cap Equity Portfolio, ARK Social Issues Capital Growth Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Intermediate Fixed Income Portfolio by VISION Social Balanced Fund.

K.   Acquisition  of  ARK   Intermediate   Fixed  Income  Portfolio  and  VISION
     Intermediate Term Bond Fund by VISION Intermediate-Term Bond Fund.








                      INFORMATION INCORPORATED BY REFERENCE



1.   Statements of Additional Information of ARK Funds, dated August 31, 2002.

     The Statements of Additional Information of ARK Funds are incorporated by reference to Post-Effective Amendment No. __ on Form N-1A, which was filed with the Securities and Exchange Commission on or about August __, 2002.

2. Statement of Additional Information of ARK Funds - Class C Shares, dated October 1, 2002.

     The Statement of Additional Information of ARK Funds - Class C Shares is incorporated by reference to Post-Effective Amendment No. __ on Form N-1A, which was filed with the Securities and Exchange Commission on or about October __, 2002.

3. Statements of Additional Information of VISION Group of Funds, dated June 30, 2002.

     The Statements of Additional Information of VISION Group of Funds are incorporated by reference to Post-Effective Amendment No. 54 on Form N-1A, which was filed with the Securities and Exchange Commission on or about June 27, 2002.

4. Statements of Additional Information of VISION Group of Funds, dated May 15, 2003.

     The Statements of Additional Information of VISION Group of Funds are incorporated by reference to Post-Effective Amendment No. 55 on Form N-1A, which was filed with the Securities and Exchange Commission on or about May 15, 2003.

5.   Financial Statements of ARK Funds, dated April 30, 2002.

     The audited financial statements of the ARK Funds dated April 30, 2002 including the KPMG LLP Independent Auditors' Report dated April __, 2002 related thereto, are incorporated by reference to the Annual Reports to Shareholders of the ARK Funds, that were filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about June __, 2002.

6.   Financial Statements of VISION Group of Funds, dated April 30, 2002.

     The audited financial statements of the VISION Group of Funds dated April 30, 2002, including the Ernst & Young LLP Independent Auditors' Report dated April 14, 2002 related thereto, are incorporated by reference to the Annual Reports to Shareholders of the VISION Group of Funds, that were filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about June 26, 2002.

7.   Unaudited Financial Statements of ARK Funds, dated October 31, 2002.

     Unaudited Financial Statements of ARK Funds are incorporated by reference to the Semi-Annual Reports to Shareholders of ARK Funds, dated October 31, 2002, that were filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about December __, 2002.

8. Unaudited Financial Statements of VISION Group of Funds, dated October 31, 2002.

     Unaudited Financial Statements of VISION Group of Funds are incorporated by reference to the Semi-Annual Reports to Shareholders of VISION Group of Funds, dated October 31, 2002, that were filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about January 3, 2003.

9. The Pro Forma Financial Information for the acquisitions described in the Table of Contents, dated October 31, 2002 and April 30, 2002, is included herein.




 Pro Forma Combining Portfolio of Investments
April 30, 2002




              Ark                                                                     Ark
Ark           Emerging  Vision                                            Ark         Emerging  Vision
International Markets   International                                     Internation Markets   International
Equity        Equity    Equity      Pro                                   Equity      Equity    Equity       Pro Forma
                                    Forma
Portfolio     Portfolio Fund        Combined                              Portfolio   Portfolio Fund         Combined
---------------------------------------------------------------------------------------------------------------------
Shares (000)                                                                                               Market
                                                                                                           Value
                                                                                                           (000)

Common Stocks - 94.3%
 Australia - 1.3%
---------------------------------------------------------------------------------------------------------------------
                       57          57       Lion Nathan Ltd.              -          -         146         $146
                                            -----------------------------
                       83          83       Mayne Nickless Ltd.           -          -        165          165
                                            -----------------------------
                       45          45       QBE Insurance Group Ltd.      -          -        175          175
                                            -----------------------------
                       6           6        Rio Tinto PLC                 -          -        124          124
                                            -----------------------------
                       59          59       Westpac Banking Corp., Ltd.   -          -         513         513
                                            -------------------------------------------------------------------------
                                                 Total                    -          -         1,123       1,123
                                            -----------------------------           ---------------------------------
 Belgium - 0.9%
---------------------------------------------------------------------------------------------------------------------
 22           -        13          35       (a) Fortis AG                 502        -         289         791
                                            ----------------------------------------          -----------------------
 Brazil -
1.0%
----------------------            ---------------------------------------
 -            4        -           4        Aracruz Celulose, ADR         -          87        -           87
                                            -----------------------------
 -            5        -           5        Cia de Bebidas das            -          99        -           99
                                            Americas, ADR
                                            -----------------------------
 -            6        -           6        Cia Paranaense de Energia,    -          46        -           46
                                            ADR
                                            -----------------------------
 10           -        -           10       Companhia Vale do Rio Doce,   262        -         -           262
                                            ADR
                                            -----------------------------
 9            2        -           11       Petroleo Brasileiro, ADR      229        49        -           278
                                            -----------------------------
 -            2        -           2        Telemig Celular               -          33        -           33
                                            Participacoes, ADR
                                            -------------------------------------------------------------------------
                                                 Total                    491        314       -           805
                                            -------------------------------------------------------------------------
 China - 0.5%
---------------------------------------------------------------------------------------------------------------------
 1,284        -        -           1,284    PetroChina, CIass H           262        -         -           262
                                            -----------------------------
 -            460      -           460      Zhejiang Expressway           -          133       -           133
                                            -------------------------------------------------------------------------
                                                 Total                    262        133       -           395
                                            -------------------------------------------------------------------------
 Croatia - 0.1%
---------------------------------------------------------------------------------------------------------------------
 -            4        -           4        Pliva D.D. - Reg S, GDR       -          61        -           61
                                            ----------------------------------------          -----------------------
 Czech Republic - 0.4%
---------------------------------------------------------------------------------------------------------------------
 20           -        -           20       (a) Komercni Banka, GDR       334        -         -           334
                                            ----------------------------------------          -----------------------
 Denmark - 0.6%
---------------------------------------------------------------------------------------------------------------------
 -            -        13          13       Danske Bank AS                -          -         229         229
                                            -----------------------------
 -            -        9           9        Novo Nordisk, Class B         -          -         254         254
                                            -------------------------------------------------------------------------
                                                 Total                    -          -         483         483
                                            -------------------------------------------------------------------------
 Finland - 2.0%
---------------------------------------------------------------------------------------------------------------------
 25           -        35          60       Nokia Oyj                     406        -         566         972
                                            -----------------------------
 -            -        21          21       Sampo Oyj, Class A            -          -         161         161
                                            -----------------------------
 -            -        16          16       UPM-Kymmene Oyj               -          -         556         556
                                            -------------------------------------------------------------------------
                                                 Total                    406        -         1,283       1,689
                                            -------------------------------------------------------------------------
 France - 10.8%
---------------------------------------------------------------------------------------------------------------------
 20           -        -           20       Accor                         795        -         -           795
                                            -----------------------------
 -            -        8           8        Alcatel                       -          -         106         106
                                            -----------------------------
 4            -        11          15       Aventis SA                    266        -         797         1,063
                                            -----------------------------
 25           -        16          41       AXA                           538        -         329         867
                                            -----------------------------
 5            -        9           14       BNP Paribas SA                270        -         480         750
                                            -----------------------------
 8            -        4           12       Cap Gemini SA                 470        -         217         687
                                            -----------------------------
 -            -        2           2        Compagnie de St. Gobain       -          -         400         400
                                            -----------------------------
 -            -        4           4        France Telecommunications     -          -         93          93
                                            -----------------------------
 -            -        25          25       (a) Gemplus International SA  -          -         37          37
                                            -----------------------------
 5            -        -           5        Lafarge                       500        -         -           500
                                            -----------------------------
 -            -        2           2        L'Air Liquide                 -          -         348         348
                                            -----------------------------
 -            -        7           7        Societe Generale              -          -         480         480
                                            -----------------------------
 -            -        4           4        Suez Lyonnaise des Eaux SA    -          -         109         109
                                            -----------------------------
 4            -        8           12       Total Fina Elf SA, Class B    643        -         1,253       1,896
                                            -----------------------------
 -            -        3           3        Unibail (Union du             -          -         179         179
                                            Credit-Bail Immobilier)
                                            -----------------------------
 13           -        -           13       Valeo                         547        -         -           547
                                            -----------------------------
 9            -        -           9        Vivendi Universal             297        -         -           297
                                            -------------------------------------------------------------------------
                                                 Total                    4,326      -         4,828       9,154
                                            -------------------------------------------------------------------------
 Germany - 5.7%
---------------------------------------------------------------------------------------------------------------------
 -            -        1           1        Allianz AG Holdings           -          -         342         342
                                            -----------------------------
 -            -        4           4        Altana AG                     -          -         232         232
                                            -----------------------------
 4            -        -           4        BASF AG                       175        -         -           175
                                            -----------------------------
 -            -        12          12       Bayer AG                      -          -         395         395
                                            -----------------------------
 10           -        -           10       Deutsche Bank                 648        -         -           648
                                            -----------------------------
 31           -        8           39       Deutsche Telekom AG, Class    412        -         104         516
                                            REG
                                            -----------------------------
 8            -        2           10       E.ON AG                       392        -         120         512
                                            -----------------------------
 5            -        -           5        Henkel                        353        -         -           353
                                            -----------------------------
 8            -        -           8        (a) Infineon Tech             154        -         -           154
                                            -----------------------------
 -            -        2           2        Muenchener                    -          -         505         505
                                            Rueckversicherungs-Gesellschaft
                                            AG
                                            -----------------------------
 10           -        -           10       Siemens                       606        -         -           606
                                            -----------------------------
 7            -        -           7        Volkswagon                    364        -         -           364
                                                 Total                    3,104      -         1,698       4,802
                                            -------------------------------------------------------------------------
 Hong Kong - 1.4%
---------------------------------------------------------------------------------------------------------------------
 -            40       -           40       Cathay Pacific Airways        -          69        -           69
                                            -----------------------------
 69           -        -           69       (a) China Mobile              226        -         -           226
                                            -----------------------------
 -            86       -           86       Cosco Pacific                 -          67        -           67
                                            -----------------------------
 -            -        49          49       Esprit Holdings Ltd.          -          -         94          94
                                            -----------------------------
 240          140      -           380      Giordano International        153        90        -           243
                                            -----------------------------
 -            -        43          43       Hong Kong Electric Holdings   -          -         161         161
                                            Ltd.
                                            -----------------------------
 -            -        22          22       Sun Hung Kai Properties Ltd.  -          -         192         192
                                            -----------------------------
 -            50       -           50       Yue Yuen Industrial Holdings  -          136       -           136
                                            -----------------------------
                                                 Total                    379        362       447         1,188
                                            -------------------------------------------------------------------------
 Hungary - 0.2%
---------------------------------------------------------------------------------------------------------------------
 -            4        -           4        Magyar Olajes Gazip-Mol, GDR  -          79        -           79
                                            -----------------------------
 -            5        -           5        OTP Bank, GDR                 -          88        -           88
                                            -------------------------------------------------------------------------
                                                 Total                    -          167       -           167
                                            -------------------------------------------------------------------------
 India - 0.1%
---------------------------------------------------------------------------------------------------------------------
 -            12       -           12       ICICI, ADR                    -          76        -           76
                                            -----------------------------
 -            1        -           1        Ranbaxy Laboratories, GDR     -          28        -           28
                                            -------------------------------------------------------------------------
                                                 Total                    -          104       -           104
                                            -------------------------------------------------------------------------
 Indonesia - 0.1%
---------------------------------------------------------------------------------------------------------------------
 -            314      -           314      (a) Astra International Tbk   -          131       -           131
                                            PT
                                            ----------------------------------------          -----------------------
 Ireland - 0.9%
---------------------------------------------------------------------------------------------------------------------
 -            -        16          16       Bank of Ireland               -          -         188         188
                                            -----------------------------
 3            -        -           3        (a) Conduit, Class S, GDR     6          -         -           6
                                            -----------------------------
 -            -        21          21       CRH PLC                       -          -         359         359
                                            -----------------------------
 -            -        85          85       Jefferson Smurfit Group PLC   -          -         206         206
                                            -----------------------------
                                                 Total                    6          -         753         759
                                            -------------------------------------------------------------------------
 Israel - 0.4%
---------------------------------------------------------------------------------------------------------------------
 -            3        -           3        (a) Check Point Software      -          48        -           48
                                            Technologies
                                            -----------------------------
 5            1        -           6        Teva Pharmaceutical           260        65        -           325
                                            Industries, ADR
                                            -------------------------------------------------------------------------
                                                 Total                    260        113       -           373
                                            -------------------------------------------------------------------------
 Italy - 2.6%
---------------------------------------------------------------------------------------------------------------------
 -            -        19          19       Assicurazioni Generali SPA    -          -         455         455
                                            -----------------------------
 -            -        57          57       ENI SPA                       -          -         881         881
                                            -----------------------------
 40           -        37          77       Sanpaolo IMI SPA              450        -         414         864
                                            -----------------------------
                                                 Total                    450        -         1,750       2,200
                                            -------------------------------------------------------------------------
 Japan - 16.0%
---------------------------------------------------------------------------------------------------------------------
 53           -        -           53       Ajinomoto                     528        -         -           528
                                            -----------------------------
 -            -        6           6        Aiful Corp.                   -          -         413         413
                                            -----------------------------
 -            -        14          14       Benesse Corp.                 -          -         312         312
                                            -----------------------------
 -            -        10          10       Canon, Inc.                   -          -         383         383
                                            -----------------------------
 -            -        10          10       Daikin Industries Ltd.        -          -         181         181
                                            -----------------------------
 -            -        -(b)        -(b)     Fast Retailing Co., Ltd.      -          -         11          11
                                            -----------------------------
 -            -        14          14       Fuji Photo Film Co., Ltd.     -          -         445         445
                                            -----------------------------
 -            -        2           2        Hoya Corp.                    -          -         179         179
                                            -----------------------------
 9            -        -           9        Ito-Yokado                    444        -         -           444
                                            -----------------------------
 -            -        -(b)        -(b)     KDDI Corp.                    -          -         157         157
                                            -----------------------------
 -            -        9           9        Kao Corp.                     -          -         176         176
                                            -----------------------------
 -            -        7           7        Matsushita Electric           -          -         94          94
                                            Industrial Co., Ltd.
                                            -----------------------------
 -            -        35          35       Minebea Co.                   -          -         229         229
                                            -----------------------------
 -            -        30          30       Mitsubishi Corp.              -          -         225         225
                                            -----------------------------
 -            -        28          28       Mitsubishi Estate Co., Ltd.   -          -         203         203
                                            -----------------------------
 -            -        35          35       Mitsui Mining & Smelting Co.  -          -         130         130
                                            -----------------------------
 56           -        -           56       Mitsui Sumitomo Insurance     275        -         -           275
                                            -----------------------------
 3            -        4           7        Murata Manufacturing Co.,     209        -         278         487
                                            Ltd.
                                            -----------------------------
 40           -        -           40       NEC                           308        -         -           308
                                            -----------------------------
 1            -        2           3        Nintendo Corp., Ltd.          154        -         224         378
                                            -----------------------------
 84           -        -           84       Nissan Motor                  646        -         -           646
                                            -----------------------------
 23           -        -           23       Nomura Holdings               321        -         -           321
                                            -----------------------------
 -(b)         -        -           -(b)     NTT DoCoMo                    354        -         -           354
                                            -----------------------------
 -            -        7           7        Ono Pharmaceutical Co., Ltd.  -          -         229         229
                                            -----------------------------
 -            -        4           4        ORIX Corp.                    -          -         332         332
                                            -----------------------------
 4            -        -           4        Promise                       222        -         -           222
                                            -----------------------------
 2            -        2           4        Rohm Co., Ltd.                343        -         268         611
                                            -----------------------------
 -            -        11          11       Sekisui House Ltd.            -          -         76          76
                                            -----------------------------
 12           -        -           12       Shin-Etsu Chemical            494        -         -           494
                                            -----------------------------
 6            -        -           6        SMC                           659        -         -           659
                                            -----------------------------
 12           -        8           20       Sony Corp.                    661        -         451         1,112
                                            -----------------------------
 -            -        40          40       Sumitomo Chemical Co., Ltd.   -          -         169         169
                                            -----------------------------
 9            -        10          19       Takeda Chemical Industries    394        -         437         831
                                            Ltd.
                                            -----------------------------
 -            -        4           4        Takefuji Corp.                -          -         303         303
                                            -----------------------------
 -            -        30          30       Toyota Motor Corp.            -          -         815         815
                                            -----------------------------
 -            -        -(b)        -(b)     West Japan Railway Co.        -          -         395         395
                                            -----------------------------
 -            -        69          69       Yasuda Fire & Marine          -          -         385         385
                                            Insurance Co.
                                            -------------------------------------------------------------------------
                                                 Total                    6,012      -         7,500       13,512
                                            -------------------------------------------------------------------------
 Malaysia - 0.6%
---------------------------------------------------------------------------------------------------------------------
 190          37       -           227      Arab-Malaysian Finance        258        50        -           308
                                            -----------------------------
 -            82       -           82       Gamuda                        -          137       -           137
                                            -----------------------------
 -            49       -           49       IOI                           -          83        -           83
                                            -------------------------------------------------------------------------
                                                 Total                    258        270       -           528
                                            -------------------------------------------------------------------------
 Mexico - 1.6%
---------------------------------------------------------------------------------------------------------------------
 9            -        -           9        America Movil, ADR            166        -         -           166
                                            -----------------------------
 -            130      -           130      America Movil, Series L       -          121       -           121
                                            -----------------------------
 -            3        -           3        Cemex, ADR                    -          98        -           98
                                            -----------------------------
 -            21       -           21       Fomento Econimico Mexicano    -          99        -           99
                                            -----------------------------
 -            70       -           70       (a) Grupo Financiero BBVA     -          69        -           69
                                            Bancomer
                                            -----------------------------
 -            35       -           35       Grupo Modelo, Series C        -          93        -           93
                                            -----------------------------
 -            2        -           2        (a) Grupo Televisa, ADR       -          89        -           89
                                            -----------------------------
 7            -        -           7        Telefonos de Mexico, ADR      249        -         -           249
                                            -----------------------------
 -            66       -           66       Telefonos de Mexico, Series   -          124       -           124
                                            L
                                            -----------------------------
 60           43       -           103      Walmart de Mexico, Series C   168        120       -           288
                                            -------------------------------------------------------------------------
                                                 Total                    583        813       -           1,396
                                            -------------------------------------------------------------------------
 Netherlands - 6.6%
---------------------------------------------------------------------------------------------------------------------
 -            -        20          20       ABN AMRO Holdings NV          -          -         396         396
                                            -----------------------------
 -            -        19          19       Ahold NV                      -          -         472         472
                                            -----------------------------
 -            -        5           5        Akzo Nobel NV                 -          -         211         211
                                            -----------------------------
 12           -        -           12       (a) ASML Holdings NV          273        -         -           273
                                            -----------------------------
 -            -        59          59       Elsevier NV                   -          -         821         821
 26           -        7           33       ING Groep NV                  676        -         190         866
 16           -        -           16       Koninklijke Ahold             395        -         -           395
                                            -----------------------------
 -            -        12          12       Koninklijke (Royal) Philips   -          -         370         370
                                            Electronics NV
 5            -        -           5        Royal Dutch Petroleum         288        -         -           288
 24           -        11          35       VNU-Verenigde Nederlandse     716        -         326         1,042
                                            Uitgeversbedrijven
 -            -        11          11       Vedior NV                     -          -         152         152
 -            -        14          14       Wolters Kluwer NV             -          -         277         277
                                                                         --------------------------------------------
                                                 Total                    2,348      -         3,215       5,563
                                            -------------------------------------------------------------------------
 Norway - 0.3%
---------------------------------------------------------------------------------------------------------------------
 -            -        58          58       Telenor ASA                   -          -         229         229
                                                                         -----------          -----------------------
 Poland - 0.1%
---------------------------------------------------------------------------------------------------------------------
 -            2        -           2        Bank Pekao, GDR               -          65        -           65
                                                                         -----------          -----------------------
 Portugal - 0.5%
---------------------------------------------------------------------------------------------------------------------
 -            -        171         171      Electricidade de Portugal SA  -          -         352         352
 -            -        11          11       Portugal Telecom SGPS SA      -          -         79          79
                                                                         ---------------------------------
                                                 Total                    -          -         431         431
                                            -------------------------------------------------------------------------
 Russia - 0.4%
---------------------------------------------------------------------------------------------------------------------
 -            1        -           1        Lukoil, ADR                   -          93        -           93
 -            1        -           1        Mobile Telesystems, ADR       -          31        -           31
 -            6        -           6        Surgutneftegaz, ADR           -          123       -           123
 -            5        -           5        (a) Unified Energy System,    -          67        -           67
                                            GDR
                                                                         --------------------------------------------
                                                 Total                    -          314       -           314
                                            -------------------------------------------------------------------------
 Singapore - 0.8%
---------------------------------------------------------------------------------------------------------------------
 -            -        41          41       DBS Group Holdings Ltd.       -          -         317         317
 -            -        151         151      Neptune Orient Lines Ltd.     -          -         93          93
 -            -        220         220      Singapore Technologies        -          -         255         255
                                            Engineering Ltd.
                                                 Total                    -          -         665         665
                                            -------------------------------------------------------------------------
 South Africa - 0.5%
---------------------------------------------------------------------------------------------------------------------
 -            2        -           2        Anglo American Platinum       -          107       -           107
 -            2        -           2        Anglogold                     -          82        -           82
 -(b)         -        -           -(b)     Edgars Consolidated Stores    1          -         -           1
 14           5        -           19       Sappi                         167        63        -           230
                                                                         --------------------------------------------
                                                 Total                    168        252       -           420
                                            -------------------------------------------------------------------------
 South Korea - 1.7%
---------------------------------------------------------------------------------------------------------------------
 -            4        -           4        Hyundai Motor                 -          153       -           153
 7            -        -           7        Kookmin Bank, ADR             345        -         -           345
 -            4        -           4        Kookmin Credit Card           -          159       -           159
 -            1        -           1        Samsung Electronics           -          237       -           237
 -            3        -           3        (a) Samsung Securities        -          114       -           114
 -            20       -           20       Shinhan Financial Group       -          275       -           275
 9            -        -           9        SK Telecom, ADR               193        -         -           193
                                                                         --------------------------------------------
                                                 Total                    538        938       -           1,476
                                            -------------------------------------------------------------------------
 Spain - 1.7%
---------------------------------------------------------------------------------------------------------------------
 -            -        75          75       Banco Santander Central       -          -         692         692
                                            Hispano, SA
 42           -        -           42       (a) Telefonica                450        -         -           450
 2            -        -           2        Telefonica, ADR               49         -         -           49
 -            -        26          26       Telefonica SA                 -          -         274         274
                                                                         --------------------------------------------
                                                 Total                    499        -         966         1,465
                                            -------------------------------------------------------------------------
 Sweden - 2.9%
---------------------------------------------------------------------------------------------------------------------
 22           -        -           22       Atlas Copco, Class A          525        -         -           525
 21           -        8           29       Sandvik AB                    497        -         194         691
 -            -        13          13       Svenska Cellulosa AB, Class   -          -         437         437
                                            B
 -            -        25          25       Svenska Handelsbanken AB,     -          -         373         373
                                            Class A
 -            -        55          55       Swedish Match AB              -          -         431         431
                                                                         --------------------------------------------
                                                 Total                    1,022      -         1,435       2,457
                                            -------------------------------------------------------------------------
 Switzerland - 6.4%
---------------------------------------------------------------------------------------------------------------------
 -            -        9           9        Compagnie Financiere          -          -         203         203
                                            Richemont AG
 -            -        1           1        Givaudan SA                   -          -         291         291
 1            -        -           1        Nestle, Class B               222        -         -           222
 -            -        3           3        Nestle SA                     -          -         762         762
 21           -        21          42       Novartis AG                   872        -         892         1,764
 3            -        8           11       Roche Holding AG              225        -         583         808
 15           -        -           15       STMicroelectronics            453        -         -           453
 -(b)         -        -           -(b)     Swisscom                      65         -         -           65
 -            -        3           3        Swiss Re                      -          -         288         288
 10           -        -           10       UBS                           471        -         -           471
 -(b)         -        -           -(b)     Zurich Financial Services     63         -         -           63
                                                                         --------------------------------------------
                                                 Total                    2,371      -         3,019       5,390
                                            -------------------------------------------------------------------------
 Taiwan - 1.4%
---------------------------------------------------------------------------------------------------------------------
 56           -        -           56       Asustek Computer, GDR         189        -         -           189
 -            338      -           338      (a) Bank Sinopac              -          165       -           165
 -            98       -           98       (a) ProMos Technologies       -          77        -           77
 40           -        -           40       (a) Siliconware Precision     191        -         -           191
                                            Industries, ADR
 -            261      -           261      (a) United Microelectronics   -          399       -           399
 -            167      -           167      (a) Yageo                     -          139       -           139
                                                                         --------------------------------------------
                                                 Total                    380        780       -           1,160
                                            -------------------------------------------------------------------------
 Thailand - 0.7%
---------------------------------------------------------------------------------------------------------------------
 109          27       -           136      (a) Bangkok Bank              161        39        -           200
 -            353      -           353      (a) National Finance          -          124       -           124
 28           -        -           28       (a) United                    283        -         -           283
                                            Microelectronics, ADR
                                                                         --------------------------------------------
                                                 Total                    444        163       -           607
                                            -------------------------------------------------------------------------
 Turkey - 0.0%
---------------------------------------------------------------------------------------------------------------------
 -            903      -           903      (a) Galatasaray Sportif       -          38        -           38
                                            Sinai
                                                                         -----------          -----------------------
 United Kingdom - 23.1%
---------------------------------------------------------------------------------------------------------------------
 10           -        -           10       31 Group                      105        -         -           105
                                            -----------------------------
 -            -        21          21       Abbey National Bank PLC,      -          -         338         338
                                            London
                                            -----------------------------
 202          -        -           202      Aggregate Industries          279        -         -           279
                                            -----------------------------
 -            -        52          52       Allied Domecq PLC             -          -         331         331
 -            9        -           9        Anglo American                -          142       -           142
 -            -        13          13       BAA PLC                       -          -         122         122
 74           -        87          161      Barclays PLC                  649        -         758         1,407
 38           -        -           38       Barratt Developments          275        -         -           275
 46           11       -           57       BHP Billiton                  247        59        -           306
 93           -        87          180      BP PLC                        797        -         740         1,537
 60                    106                  BT Group PLC                  225        -         399         624
 -            -        29          29       Brambles Industries PLC       -          -         142         142
 -            -        61          61       Carlton Communications PLC    -          -         219         219
 25           -        -           25       CGNU                          254        -         -           254
 -            -        32          32       Charter PLC                   -          -         91          91
 49           -        24          73       Compass Group PLC             303        -         146         449
 -            -        97          97       (a) Dimension Data Holdings   -          -         85          85
                                            PLC
 -            -        5           5        EMAP PLC                      -          -         57          57
 -            -        38          38       Electrocomponents PLC         -          -         241         241
 -            -        4           4        Exel PLC                      -          -         45          45
 -            -        79          79       Gallaher Group PLC            -          -         682         682
 35           -        38          73       GlaxoSmithKline PLC           841        -         915         1,756
 132          -        -           132      Granada                       247        -         -           247
 102          -        -           102      Hays                          255        -         -           255
 19           -        -           19       HBOS                          229        -         -           229
 -            -        40          40       HSBC Holdings PLC             -          -         466         466
 37           -        -           37       IMI                           162        -         -           162
 186          -        115         301      Invensys PLC                  291        -         180         471
 21           -        -           21       Kier Group                    209        -         -           209
 -            -        47          47       Kingfisher PLC                -          -         262         262
 12           -        24          36       Lloyds TSB Group PLC          138        -         275         413
              -        33          33       Matalan PLC                   -          -         171         171
 -            -        59          59       National Grid Co., PLC        -          -         419         419
                                            -----------------------------
 11           -        -           11       Pearson                       138        -         -           138
 -            -        34          34       Prudential PLC                -          -         357         357
 -            -        24          24       Reckitt Benckiser PLC         -          -         425         425
 -            -        65          65       Rentokil Initial PLC          -          -         258         258
 -            -        124         124      Rolls-Royce PLC               -          -         344         344
 -            -        27          27       Royal Bank of Scotland PLC    -          -         783         783
 -            -        79          79       Safeway PLC                   -          -         348         348
 -            -        40          40       Scottish & Southern Energy    -          -         388         388
                                            PLC
 -            -        33          33       Scottish Power PLC            -          -         188         188
 25           -        -           25       Serco Group                   97         -         -           97
 -            -        165         165      Shell Transport & Trading     -          -         1,173       1,173
                                            Co., PLC
 114          -        -           114      Signet Group                  195        -         -           195
 30           9        -           39       South African Breweries       241        69        -           310
 -            -        26          26       Stagecoach Group PLC          -          -         29          29
 262          -        621         883      Vodafone Group PLC            423        -         1,001       1,424
 30           -        -           30       WPP Group                     313        -         -           313
                                                                         --------------------------------------------
                                                 Total                    6,913      270       12,378      19,561
                                            -------------------------------------------------------------------------
                                                 Total Common Stock       32,056     5,288     42,492      79,836
                                            (identified cost $81,735)
                                            -------------------------------------------------------------------------
 Rights - 0.0%
---------------------------------------------------------------------------------------------------------------------
 -            127      -           127      (a) Tele Norte Leste          -          -(b)      -           -(b)
                                            Participacoes - Common
                                            Shares
 -            1        -           1        (a) Tele Norte Leste          -          -(b)      -           -(b)
                                            Participacoes - Preference
                                            Shares
                                                 Total Rights             -          -(b)      -           -(b)
                                            (identified cost $-(b))
                                            ----------------------------------------          ------------
 Preferred Stocks - 1.0%
 Australia - 0.5%
---------------------------------------------------------------------------------------------------------------------
 -            -        6           6        National Australia Bank,      -          -         188         188
                                            Pfd.
 -            -        39          39       News Corp. Ltd., Pfd.         -          -         217         217
                                                 Total                    -          -         405         405
                                            -------------------------------------------------------------------------
 Brazil - 0.5%
---------------------------------------------------------------------------------------------------------------------
 -            1,199    -           1,199    Banco Itau                    -          95        -           95
 -            5        -           5        Cia Vale do Rio Doce          -          129       -           129
 -            4        -           4        Petroleo Brasileiro           -          91        -           91
 -            8,434    -           8,434    Tele Norte Leste              -          107       -           107
                                            Participacoes
                                                 Total                    -          422       -           422
                                            -------------------------------------------------------------------------
                                                 Total Preferred Stocks   -          422       405         827
                                            (identified cost $703)
                                            -------------------------------------------------------------------------
Mutual Funds - 1.8%
 88           272      -           360      ARK Money Market Portfolio,   88         272       -           360
                                            Institutional Class
 -            -        1,139       1,139    Seven Seas Money Market Fund  -          -         1,139       1,139
                                                 Total Mutual Funds (at   88         272       1,139       1,499
                                            net asset value)
                                            -------------------------------------------------------------------------
                                                 Total Investments        $32,144    $5,982    $44,036     $82,162
                                            (identified cost $83,937)
                                            -----------------------------

(a) Non-income producing security.
(b) Amount rounds to less than one thousand.
(c) The cost of investments for federal tax purposes amounts to $84,574.

 Note: The categories of investments are shown as a percentage of net assets ($84,627) at April 30, 2002

 The following acronymns are used throughout this report:
 ADR - American Depositary Receipt
 GDR - Global Depositary Receipt

 (See Notes to the Proforma Financial Statements)




                       Ark International Equity Portfolio
                      Ark Emerging Markets Equity Portfolio
                        Vision International Equity Fund
            Pro Forma Combining Statements of Assets and Liabilities
                                 April 30, 2002


                              Ark            Ark                Vision
                              International  Emerging           International
                                             Markets
                              Equity         Equity             Equity         Pro Forma      Pro Forma
(in thousands)
                              Portfolio      Portfolio          Fund           Adjustment     Combined
Assets:
Investments in                 $32,144        $5,982             $44,036        -              82,162
securities, at value
Cash                           -              165                -              -              165
Cash denominated in            133            158                1,496          -              1,787
foreign currencies
(identified cost $133,
$158 and $1,479,
respectively)
Income receivable              120            18                 263            -              401
Net receivable for             -              -                  69             -              69
foreign currency
exchange contracts
Receivable for shares          503            -                  52             -              555
sold
Receivable for                 31             194                317            -              542
investments sold
Expense reimbursement          -              19                 -              -              19
from Advisor
Prepaid expenses               1              -                  -              -              1
                                                             (a)
     Total assets              32,932         6,536              46,233         -              85,701
Liabilities:
Payable to custodian           30             -                  -              -              30
Payable for investments        259            110                301            -              670
purchased
Net payable for foreign        91             -                  -              -              91
currency exchange
contracts
Payable for shares             102            7                  98             -              207
redeemed
Accrued expenses               40             13                 23             -              76
     Total liabilities         522            130                422            -              1,074
Net Assets                     $32,410        $6,406             $45,811        $-             $84,627
Net Assets Consist of:
Paid in capital                $46,891        $18,482            $49,946        $-             115,319
Net unrealized
appreciation
(depreciation) of
investments
  and translation of           (4,356)        593                1,990          -              (1,773)
assets & liabilities in
foreign currency
Accumulated net realized
loss on
   investments and             (10,557)       (12,669)           (6,320)        -              (29,546)
foreign currency
transactions
Accumulated                    432            -                  195            -              627
undistributed net
investment income
     Total Net Assets          $32,410        $6,406             $45,811        $-             $84,627
Net Assets:
   Institutional Class         $24,793        $-                 $-             $-             $24,793
Shares
   Class A Shares              $7,617         $6,406             $45,754        $-             $59,777
   Class B Shares              $-             $-                 $57            $-             $57
Shares Outstanding:
   Institutional Class         3,011          -                  -              (242)     (b)  2,769
Shares
   Class A Shares              928            748                5,114          (108)     (b)  6,682
   Class B Shares              -              -                  6              -              6
Total Shares Outstanding       3,939          748                5,120          -              9,457
Net Asset Value,
Offering Price and
   Redemption Proceeds
Per Share
Net Asset Value Per Share
   Institutional Class         $8.23          -                  -                             $8.95
Shares
   Class A Shares              $8.23          $8.56              $8.95                         $8.95
   Class B Shares              -              -                  $8.89                         $8.89
Offering Price Per Share*
   Institutional Class         $8.23          -                  -                             $8.95
Shares
   Class A Shares              $8.64      **  $8.99          **  $9.47     ***                 $9.47
   Class B Shares              -              -                  $8.89                         $8.89
Redemption Proceeds Per
Share*
   Institutional Class         $8.23          -                  -                             $8.23
Shares
   Class A Shares              $8.23          $8.56              $8.95                         $8.95
   Class B Shares              -              -                  $8.45     ****                $8.45
Investments, at                $36,411        $5,389             $42,137                       $83,937
identified cost



(a)   Amount rounds to less than one thousand.
(b)   Adjustment to reflect share balance as a result of the combination.
*     See "What Do Shares Cost" in the Prospectus.
**    Computation of offering price per share 100/95.25 of net asset value.
***   Computation of offering price per share 100/94.5 of net asset value.
****  Computation of redemption price per share 95.00/100 of net asset value.

      (See Notes to Pro Forma Financial Statements)






                                     Ark International Equity Portfolio
                                   Ark Emerging Markets Equity Portfolio
                                      Vision International Equity Fund
                                Pro Forma Combining Statements of Operations
                                               April 30, 2002



                       Ark             Ark          Vision
                       International   Emerging     International
                                       Markets
(in thousands)         Equity          Equity       Equity          Pro Forma      Pro Forma
                       Portfolio       Portfolio    Fund            Adjustment     Combined
                    -------------------------------------------------------------------------
--------------------
Investment Income:
Dividends               $573        *   $137         $831            $-             $1,541
                                                **             ***
Interest                22              5            29              -              56
                       ------------    ---------    -----------     -----------    ----------
     Total              595             142          860                            1,597
investment income
Expenses:
Investment adviser      347             64           382             53             846
fee                                                                            (a)
Administrative          52              16           32              (57)           43
personnel and                                                                  (b)
services fee
Custodian fees          95              107          87              (111)          178
                                                                               (c)
Transfer and
dividend
disbursing agent
  fees and expenses     12              8            28              (6)            42
                                                                               (d)
Directors' fees         1               -            1               (1)            1
                                                ****                           (e)
Auditing fees           -               -            3               -              3
Legal fees              -               -            5               -              5
Portfolio               -               -            17              11             28
accounting fees                                                                (f)
Professional fees       22              16           -               (38)           -
                                                                               (g)
Distribution            30              26           -               93             149
services fee -                                                                 (h)
Class A Shares
Distribution            -               -            -               -              -
services fee -                                                 ****
Class B Shares
Shareholder             41              -            -               21             62
services fees -                                                                (i)
Institutional
Class Shares
Shareholder             11              10           96              32             149
services fees -                                                                (i)
Class A Shares
Shareholder             -               -            -               -              -
services fees -                                                ****
Class B Shares
Share registration      10              3            24              3              40
costs                                                                          (j)
Printing and            1               -            5               2              8
postage                                         ****                           (k)
Amortization of         1               -            -               (1)            -
Deferred                                                                       (l)
Organization Costs
Insurance premiums      -               -            -               -              -
                                                               ****
Miscellaneous           5               -            5               (5)            5
                                                ****                           (m)
                       ------------    ---------    -----------     -----------    ----------
     Total expenses     628             250          685             (4)            1,559
                       ------------    ---------    -----------     -----------    ----------
Waivers and
Reimbursement:
Waiver of               (112)           (64)         (38)            214            -
investment adviser                                                             (n)
fee
Waiver of               (2)             -            -               2              -
administrative                                  ****                           (o)
personnel and
services fee
Waiver of               (11)            (10)         -               21             -
distribution                                                                   (p)
services fee -
Class A Shares
Waiver of               (11)            (10)         (21)            (84)           (126)
shareholder                                                                    (q)
services fee -
Class A Shares
Waiver of               -               -            -               (15)           (15)
shareholder                                                                    (q)
services fee -
Institutional I
Shares
Reimbursement of        (1)             (34)         -               35             -
investment adviser                                                             (r)
fee
                       ------------    ---------    -----------     -----------    ----------
     Total waivers      (137)           (118)        (59)            173            (141)
and reimbursement
                       ------------    ---------    -----------     -----------    ----------
        Net             491             132          626             169            1,418
expenses
                       ------------    ---------    -----------     -----------    ----------
           Net          $104            $10          $234            $(169)         $179
investment income
                       ------------    ---------    -----------     -----------    ----------
Realized and
Unrealized Gain
(Loss) on
Investments
   and Foreign
Currency
Transactions:
Net realized gain
(loss) on
investments and
foreign
   currency             (6,949)         (1,073)      (3,513)         -              (11,535)
transactions
Net change in
unrealized
appreciation
(depreciation)
   on investments
and translation of
assets and
   liabilities in       1,762           1,505        1,996           -              5,263
foreign currency
                       ------------    ---------    -----------     -----------    ----------
     Net realized
and unrealized
gain (loss) on
investments
       and foreign      (5,187)         432          (1,517)         -              (6,272)
currency
transactions
                       ------------    ---------    -----------     -----------    ----------
          Change        $(5,083)        $442         $(1,283)        $(169)         $(6,093)
in net assets
resulting from
operations
                       ------------    ---------    -----------     -----------    ----------




*     Includes dividend tax withheld expense of $63.
**    Includes dividend tax withheld expense of $20.
***   Includes dividend tax withheld expense of $99.
****  Amount rounds to less than one thousand.

      (See Legend to Pro Forma Adjustments on the following page)
      (See Notes to Pro Forma Financial Statements)




                       ARK International Equity Portfolio
                      ARK Emerging Markets Equity Portfolio
                        VISION International Equity Fund
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002


     (a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 1.00% of the Vision International Equity Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

     (b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the
"Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to Fserv and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

     (c) Adjustment to reflect the custodian fees reductions due to the combining of three portfolios into one.

     (d) Fserv through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

     (e) Adjustment to reflect the Directors' fee reductions due to the combining of three portfolios into one.

     (f) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

     (g) Adjustment to reflect the Professional fees reductions of the ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio due to the combining of three portfolios into one.

     (h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares and Class B Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corporation ("FSC") (who may then make payments to professional such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 fee of 0.25% of each class of shares due to combining three portfolios into one.

     (i) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administered by Federated Administration Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION funds, providing shareholder assistance, communicating and facilitating purchases and redemption of shares, and distributing prospectuses and other information. The maximum shareholder services accrual of 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% of each class of shares due to combining three portfolios into one.

     (j) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

     (k) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

     (l) Adjustment to reflect the write-off of the Amortization of Deferred Organization Costs.

     (m) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

     (n) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

     (o) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

     (p) Adjustment to reflect reduction of waiver of distribution (12b-1) fees.

     (q) Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

     (r) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                       ARK International Equity Portfolio
                      ARK Emerging Markets Equity Portfolio
                        VISION International Equity Fund
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio and VISION International Equity Fund, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio for shares of VISION International Equity Fund. Under generally accepted accounting principles, VISION International Equity Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio and VISION International Equity Fund paid investment advisory fees computed at the annual rate of 1.00%, 1.00% and 1.00%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest  (in thousands)

     The Pro Forma Institutional Class Share net asset value per share assumes the issuance of 2,769 Institutional Class Shares of the VISION International Equity Fund in exchange for 3,011 Institutional Class Shares of the ARK International Equity Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma Class A Shares net asset value per share assumes the issuance of 1,568 Class A Shares of the VISION International Equity Fund in exchange for 928 Class A Shares of the ARK International Equity Portfolio and 748 Class A Shares of ARK Emerging Markets Equity Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.


                        Pro Forma Combining Portfolio of Investments
                                      October 31, 2002 (Unaudtied)




              Ark                                                                           Ark
Ark           Emerging Vision                                                 Ark           Emerging Vision
International Markets  International                                          International Markets  International
Equity        Equity   Equity     Pro                                         Equity        Equity   Equity         Pro Forma
                                  Forma
Portfolio     PortfolioFund       Combined                                    Portfolio     Portfolio Fund          Combined
-------------------------------------------------------------------------------------------------------------------------------
Shares (000)                                                                                                        Market Value
                                                                                                                    (000)

Common Stocks - 92.5%
 Australia - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
 -             -        46         46       Lion Nathan Ltd.                   -             -         134        $134
                                            ----------------------------------
 -             -        60         60       Mayne Group Ltd.                   -             -        119         119
                                            ----------------------------------
 -             -        50         50       QBE Insurance Group Ltd.           -             -        212         212
                                            ----------------------------------
 -             -        7          7        Rio Tinto PLC                      -             -        129         129
                                            ----------------------------------
 -             -        45         45       Westpac Banking Corp., Ltd.        -             -         354        354
                                            -----------------------------------------------------------------------------------
                                                 Total                         -             -         948        948
                                                                                            -----------------------------------
 Austria - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
 -             1        -          1        (a) Erste Bank der                 -             41        -          41
                                            Oesterreichisch
                                            ----------------------------------                        -------------------------
 Belgium - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
 -             -        15         15       Fortis AG                          -             -         267        267
                                            ----------------------------------                        -------------------------
 Brazil - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
 -             4        -          4        Aracruz Celulose, ADR              -             64        -          64
 -             2        -          2        Petroleo Brasileiro, ADR           -             26        -          26
                                                 Total                         -             90        -          90
                                            -----------------------------------------------------------------------------------
 China - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
 -             444      -          444      Zhejiang Expressway, Series H      -             144       -          144
                                            -----------------------------------------------------------------------------------
 Croatia - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
 -             5        -          5        Piliva D.D. - Reg S, GDR           -             55        -          55
 Czech Republic - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
 12            -        -          12       Komercni Banka, GDR                257           -         -          257
 Denmark - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
 -             -        2          2        TDC A/S                            -             -         40         40
 Finland - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
 22            -        53         75       Nokia Oyj                          380           -         902        1,282
 -             -        19         19       Sampo Oyj, Class A                 -             -         128        128
 -             -        15         15       UPM-Kymmene Oyj                    -             -         482        482
                                                 Total                         380           -         1,512      1,892
 France - 9.2%
--------------------------------------------------------------------------------------------------------------------------------
 7             -        -          7        Accor                              249           -         -          249
 6             -        13         19       Aventis SA                         336           -         764        1,100
 14            -        16         30       AXA                                206           -         245        451
 5             -        15         20       BNP Paribas SA                     183           -         586        769
 7             -        8          15       Cap Gemini SA                      162           -         205        367
 -             -        4          4        (a) Gemplus International SA       -             -         3          3
 1             -        -          1        Groupe Danone                      168           -         -          168
 3             -        -          3        Lafarge                            241           -         -          241
 1             -        -          1        Pernod-Ricard                      134           -         -          134
 -             -        6          6        Sanofi-Synthelabo SA               -             -         366        366
 3             -        -          3        STMicroelectronics                 51            -         -          51
 -             -        9          9        Suez SA                            -             -         161        161
 4             -        10         14       Total Fina Elf SA                  619           -         1,399      2,018
 -             -        3          3        Unibail (Union du Credit-Bail      -             -         195        195
                                            Immobilier)
 11            -        -          11       Valeo                              334           -         -          334
                                                 Total                         2,683         -         3,924      6,607
                                            -----------------------------------------------------------------------------------
 Germany - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
 - (b)         -        5          5        Allianz AG Holdings                39            -         529        568
 -             -        11         11       Altana AG                          -             -         523        523
 4             -        -          4        BASF AG                            137           -         -          137
 -             -        6          6        Bayer AG                           -             -         110        110
 3             -        -          3        (a) Conduit, Class S, GDR          8             -         -          8
 6             -        -          6        Deustche Bank                      282           -         -          282
 11            -        8          19       Deustche Telekom AG, Class REG     129           -         94         223
 8             -        3          11       E.ON AG                            373           -         112        485
 10            -        -          10       (a) Infineon Tech                  100           -         -          100
 -             -        1          1        Linde AG                           -             -         36         36
                                            ----------------------------------
 6             -        -          6        Siemens                            288           -         -          288
                                            ----------------------------------
                                                 Total                         1,356         -         1,404      2,760
                                            -----------------------------------------------------------------------------------
 Hong Kong - 1.5%
 48            -        -          48       (a) China Mobile                   118           -         -          118
 -             86       -          86       Cosco Pacific                      -             69        -          69
 -             302      -          302      Fountain Set Holdings              -             141       -          141
 -             462      -          462      (a) Harbin Brewery Group           -             124       -          124
 -             -        49         49       Hong Kong Electric Holdings Ltd.   -             -         197        197
 -             508      -          508      Lerado Group                       -             79        -          79
 1,284         -        -          1,284    PetroChina, Class H                240           -         -          240
 -             540      -          540      Shanghai Real Estate               -             40        -          40
 -             23       -          23       Yue Yuen Industrial Holdings       -             63        -          63
                                                 Total                         358           516       197        1,071
                                            -----------------------------------------------------------------------------------
 Hungary - 0.2%
 -             4        -          4        Magyar Olajes Gazip-Mol, GDR       -             76        -          76
 -             5        -          5        OTP Bank, GDR                      -             87        -          87
                                                                              --------------
                                                 Total                         -             163       -          163
                                            -----------------------------------------------------------------------------------
 India - 0.2%
 -             19       -          19       ICICI Bank, ADR                    -             114       -          114
                                            ----------------------------------
 Ireland - 0.9%
 -             -        26         26       Bank of Ireland                    -             -         293        293
 -             -        29         29       CRH PLC                            -             -         363        363
                                                                              --------------
                                                 Total                         -             -         656        656
                                            -----------------------------------------------------------------------------------
 Israel - 0.6%
 5             1        -          6        Teva Pharmaceutical Industries,    360           89        -          449
                                            ADR
 Italy - 2.5%
 -             -        21         21       Assicurazioni Generali SpA         -             -         372        372
 -             -        65         65       ENI SpA                            -             -         904        904
 36            -        43         79       Sanpaolo IMI SpA                   225           -         266        491
                                                 Total                         225           -         1,542      1,767
                                            -----------------------------------------------------------------------------------
 Japan - 15.6%
 35            -        -          35       Ajinomoto                          359           -         -          359
 -             -        6          6        Aiful Corp.                        -             -         231        231
 -             -        40         40       Bank (The) of Yokohama Ltd.        -             -         167        167
 -             -        23         23       Banyu Pharmaceutical Co., Ltd.     -             -         211        211
 -             -        10         10       Benesse Corp.                      -             -         103        103
 -             -        11         11       Canon, Inc.                        -             -         405        405
 -             -        11         11       Daikin Industries Ltd.             -             -         170        170
 -             -        16         16       Fuji Photo Film Co., Ltd.          -             -         441        441
 -             -        10         10       Hitachi Capital Corp.              -             -         114        114
 -             -        10         10       Honda Motor Co., Ltd.              -             -         358        358
 8             -        -          8        Ito-Yokado                         249           -         -          249
 -             -        - (b)      - (b)    KDDI Corp.                         -             -         111        111
 -             -        10         10       Kao Corp.                          -             -         228        228
 -             -        35         35       Mitsubishi Corp.                   -             -         218        218
 -             -        9          9        Mitsui Fudosan Co., Ltd.           -             -         69         69
 -             -        70         70       Mitsui Mining & Smelting Co.,      -             -         131        131
                                            Ltd.
 34            -        -          34       Mitsui Sumitomo Insurance          141           -         -          141
 3             -        7          10       Murata Manufacturing Co., Ltd.     151           -         335        486
 38            -        -          38       NEC                                140           -         -          140
 3             -        5          8        Nintendo Corp., Ltd.               279           -         509        788
 58            -        -          58       Nissan Motor                       448           -         -          448
 22            -        -          22       Nomura Holdings                    253           -         -          253
 - (b)         -        - (b)      - (b)    NTT DoCoMo, Inc.                   221           -         120        341
 4             -        -          4        Promise                            130           -         -          130
 2             -        2          4        Rohm Co., Ltd.                     202           -         226        428
 -             -        58         58       Sanyo Electric Co., Ltd.           -             -         155        155
 -             -        13         13       Sekisui House Ltd.                 -             -         95         95
 11            -        -          11       Shin-Etsu Chemical                 352           -         -          352
 5             -        -          5        SMC                                412           -         -          412
 -             -        68         68       Sompo Japan Insurance, Inc.        -             -         355        355
 10            -        10         20       Sony Corp.                         417           -         412        829
 -             -        46         46       Sumitomo Chemical Co., Ltd.        -             -         138        138
 44            -        -          44       Sumitomo Mitsui Banking            182           -         -          182
 9             -        12         21       Takeda Chemical Industries Ltd.    374           -         498        872
 -             -        5          5        Takefuji Corp.                     -             -         190        190
 14            -        -          14       THK                                145           -         -          145
 -             -        17         17       Toyota Motor Corp.                 -             -         405        405
 -             -        - (b)      - (b)    West Japan Railway Co.             -             -         320        320
                                                 Total                         4,455         -         6,715      11,170
                                            -----------------------------------------------------------------------------------
 Malaysia - 0.6%
 190           64       -          254      Arab-Malaysian Finance             208           70        -          278
 -             56       -          56       Gamuda                             -             84        -          84
 -             49       -          49       IOI                                -             72        -          72
 -             2        -          2        (a)(c) Palmco Holding              -             3         -          3
                                                 Total                         208           229       -          437
                                            -----------------------------------------------------------------------------------
 Mexico - 1.1%
 -             86       -          86       America Movil, Series L            -             58        -          58
 -             2        -          2        Cemex, ADR                         -             47        -          47
 -             13       -          13       Fomento Econimico Mexicano         -             47        -          47
 -             105      -          105      (a) Grupo Financiero BBVA          -             83        -          83
                                            Bancomer, Series B
 -             13       -          13       Grupo Modelo, Series C             -             32        -          32
 -             2        -          2        (a) Grupo Televisa, ADR            -             55        -          55
 7             -        -          7        Telefonos de Mexico, ADR           201           -         -          201
 -             55       -          55       Telefonos de Mexico, Series L      -             84        -          84
 60            23       -          83       Walmart de Mexico, Series C        129           49        -          178
                                                 Total                         330           455       -          785
                                            -----------------------------------------------------------------------------------
 Netherlands - 7.1%
 -             -        11         11       ABN AMRO Holdings NV               -             -         156        156
 -             -        28         28       Ahold NV                           -             -         356        356
 -             -        8          8        Akzo Nobel NV                      -             -         237        237
 17            -        -          17       (a) ASML Holdings NV               145           -         -          145
                                            ----------------------------------
 20            -        -          20       Fortis Group                       357           -         -          357
 21            -        4          25       ING Groep NV                       349           -         62         411
 13            -        -          13       Koninklijke Ahold                  166           -         -          166
                                            ----------------------------------
 -             -        22         22       Koninklijke (Royal) Philips        -             -         392        392
                                            Electronics NV
 -             -        67         67       Reed Elsevier NV                   -             -         838        838
 14            -        -          14       Royal Dutch Petroleum              585           -         -          585
 17            -        26         43       VNU NV                             451           -         686        1,137
 -             -        15         15       Wolters Kluwer NV                  -             -         268        268
                                                 Total                         2,053         -         2,995      5,048
                                            -----------------------------------------------------------------------------------
 Norway - 0.4%
 -             -        80         80       Telenor ASA                        -             -         283        283
 Portugal - 0.6%
 -             -        197        197      Electricidade de Portugal SA       -             -         300        300
 -             -        22         22       Portugal Telecom SGPS SA           -             -         135        135
                                                 Total                         -             -         435        435
                                            -----------------------------------------------------------------------------------
 Russia - 0.5%
 -             1        -          1        Lukoil, ADR                        -             86        -          86
 -             4        -          4        MMC Norilsk Nickel                 -             83        -          83
 -             6        -          6        Surgutneftegaz, ADR                -             116       -          116
 -             7        -          7        YUKOS                              -             60        -          60
                                                 Total                         -             345       -          345
                                            -----------------------------------------------------------------------------------
 Singapore - 0.8%
 -             -        22         22       DBS Group Holdings Ltd.            -             -         155        155
 -             -        359        359      Neptune Orient Lines Ltd.          -             -         149        149
 -             -        241        241      Singapore Technologies             -             -         252        252
                                            Engineering Ltd.
                                                 Total                         -             -         556        556
                                            -----------------------------------------------------------------------------------
 South Africa - 0.5%
 -             2        -          2        Anglo American Platinum            -             81        -          81
 -             2        -          2        Anglogold                          -             79        -          79
 - (b)         -        -          - (b)    Edgars Consolidated Stores         1             -         -          1
 14            5        -          19       Sappi                              163           61        -          224
                                                 Total                         164           221       -          385
                                            -----------------------------------------------------------------------------------
 South Korea - 1.9%
 -             11       -          11       Hana Bank                          -             144       -          144
 -             1        -          1        Hankuk Electric Glass              -             26        -          26
 15            -        -          15       Hyundai Motor, GDR                 188           -         -          188
 7             -        -          7        Kookmin Bank, ADR                  240           -         -          240
 -             1        -          1        LG Chemical                        -             35        -          35
 9             -        -          9        POSCO, ADR                         199           -         -          199
 -             1        -          1        Pohang Iron & Steel                -             97        -          97
 -             16       -          16       (a) Pusan Bank                     -             64        -          64
 -             1        -          1        Samsung Electro-Mechanics          -             15        -          15
 -             1        -          1        Samsung Electronics                -             144       -          144
 -             8        -          8        Seoul Semiconductor                -             99        -          99
 -             1        -          1        SK Telecom                         -             139       -          139
                                                 Total                         627           763       -          1,390
                                            -----------------------------------------------------------------------------------
 Spain - 2.4%
 -             -        53         53       Banco Bilbao Vizcaya Argentaria    -             -         505        505
                                            SA
 -             -        70         70       Banco Santander Central Hispano    -             -         430        430
                                            SA
 14            -        -          14       Endesa                             149           -         -          149
 37            -        28         65       (a) Telefonica SA                  354           -         267        621
                                                 Total                         503           -         1,202      1,705
                                            -----------------------------------------------------------------------------------
 Sweden - 3.5%
 20            -        -          20       Atlas Copco, Class A               414           -         -          414
 -             -        73         73       Nordea AB                          -             -         296        296
 19            -        9          28       Sandvik AB                         452           -         216        668
 -             -        15         15       Svenska Cellulosa AB, Class B      -             -         453        453
 -             -        27         27       Svenska Handelsbanken AB, Class A  -             -         341        341
 -             -        43         43       Swedish Match AB                   -             -         311        311
                                                 Total                         866           -         1,617      2,483
                                            -----------------------------------------------------------------------------------
 Switzerland - 6.2%
 -             -        5          5        Adecco SA                          -             -         195        195
 -             -        23         23       Compagnie Financiere Richemont AG  -             -         390        390
 -             -        7          7        (a) Credit Suisse Group            -             -         140        140
 -             -        - (b)      - (b)    Givaudan SA                        -             -         333        333
 -             -        2          2        Nestle SA                          -             -         363        363
 1             -        -          1        Nestle SA, Class B                 178           -         -          178
 19            -        11         30       Novartis AG                        728           -         426        1,154
 4             -        7          11       Roche Holding AG                   297           -         463        760
 -             -        - (b)      - (b)    Serono SA                          -             -         173        173
 -             -        3          3        Swiss Re                           -             -         215        215
 - (b)         -        -          - (b)    Swisscom                           60            -         -          60
 9             -        -          9        UBS                                409           -         -          409
 - (b)         -        -          - (b)    Zurich Financial services          42            -         -          42
                                                 Total                         1,714         -         2,698      4,412
                                            -----------------------------------------------------------------------------------
 Taiwan - 0.9%
 -             46       -          46       (a) Accton Technology              -             56        -          56
 - (b)         -        -          - (b)    Asustek Computer, GDR              - (b)         -         -          - (b)
 -             30       -          30       Beng                               -             43        -          43
 -             112      -          112      China Steel                        -             60        -          60
 22            -        -          22       China Steel, GDR                   231           -         -          231
 -             24       -          24       Elitegroup Computer Systems        -             50        -          50
 -             10       -          10       Largan Precision                   -             64        -          64
 -             36       -          36       Nan Ya Plastic                     -             31        -          31
 -             18       -          18       Realtek Semiconductor              -             51        -          51
 -             34       -          34       (a) Taiwan Semiconductor           -             46        -          46
                                            Manufacturing
                                                 Total                         231           401       -          632
                                            -----------------------------------------------------------------------------------
 Thailand - 0.8%
 160           -        -          160      (a) Bangkok Bank                   227           -         -          227
 -             54       -          54       Land & Houses Public               -             89        -          89
 -             329      -          329      (a) National Finance               -             129       -          129
 -             5        -          5        Siam Cement                        -             113       -          113
                                                 Total                         227           331       -          558
                                            -----------------------------------------------------------------------------------
 United Kingdom - 25.5%
 18            -        -          18       31 Group                           139           -         -          139
 -             -        111        111      (a) ARM Holdings PLC               -             -         98         98
 -             -        33         33       Abbey National PLC                 -             -         344        344
 213           -        -          213      Aggregate Industries               242           -         -          242
 -             -        75         75       Allied Domecq PLC                  -             -         446        446
 -             10       -          10       Anglo American                     -             134       -          134
 7             -        13         20       AstraZeneca PLC                    271           -         482        753
 22            -        -          22       Aviva                              172           -         -          172
 23            12       -          35       BHP Billiton                       110           58        -          168
 -             -        18         18       BOC Group PLC                      -             -         254        254
 112           -        132        244      BP PLC                             721           -         845        1,566
 72            -        118        190      BT Group PLC                       204           -         335        539
 66            -        116        182      Barclays PLC                       459           -         800        1,259
 20            -        -          20       Barratt Developments               131           -         -          131
 -             -        56         56       Brambles Industries PLC            -             -         185        185
 33            -        -          33       Cadbury Schweppes                  214           -         -          214
 -             -        78         78       Carlton Communications PLC         -             -         152        152
 -             -        32         32       Charter PLC                        -             -         47         47
 25            -        89         114      Compass Group PLC                  112           -         392        504
 9             -        -          9        Diageo                             99            -         -          99
 -             -        44         44       Electrcomponents PLC               -             -         187        187
 -             -        90         90       Gallaher Group PLC                 -             -         880        880
 28            -        46         74       GlaxoSmithKline PLC                536           -         870        1,406
 58            -        -          58       Granada                            66            -         -          66
 32            -        -          32       Hays                               45            -         -          45
 21            -        -          21       HBOS                               229           -         -          229
 26            -        -          26       IMI                                107           -         -          107
 93            -        235        328      Invensys PLC                       93            -         235        328
 14            -        -          14       Kier Group                         102           -         -          102
 -             -        109        109      Kingfisher PLC                     -             -         381        381
 13            -        50         63       Lloyds TSB Group PLC               108           -         428        536
 -             -        37         37       Matalan PLC                        -             -         135        135
 -             -        67         67       National Grid Transco PLC          -             -         479        479
 9             -        -          9        Pearson                            99            -         -          99
 -             -        3          3        Prudential PLC                     -             -         19         19
 -             -        13         13       Reckitt Benckiser PLC              -             -         233        233
 -             -        100        100      Rentokil Initial PLC               -             -         339        339
 -             -        144        144      Rolls-Royce PLC                    -             -         234        234
 15            -        39         54       Royal Bank of Scotland PLC         361           -         915        1,276
 -             -        86         86       Safeway PLC                        -             -         300        300
 -             -        44         44       Scottish & Southern Energy PLC     -             -         437        437
 18            -        187        205      Shell Transport & Trading Co.,     115           -         1,199      1,314
                                            PLC
 53            -        -          53       Signet Group                       73            -         -          73
 46            9        -          55       South African Breweries            308           57        -          365
 11            -        -          11       SSL International                  62            -         -          62
 199           -        529        728      Vodafone Group PLC                 320           -         850        1,170
                                                 Total                         5,498         249       12,501     18,248
                                            -----------------------------------------------------------------------------------
                                            Total Common Stocks (identified    22,495        4,206     39,492     66,193
                                            cost $76,883)
 Preferred Stocks - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
 Australia - 0.4%
 -             -        3          3        National Australia Bank, Pfd.      -             -         92         92
                                            ----------------------------------
 -             -        44         44       News Corp. Ltd., Pfd.              -             -         216        216
                                            ----------------------------------
                                                 Total                         -             -         308        308
                                            -----------------------------------------------------------------------------------
 Brazil - 0.7%
 -             3        -          3        Cia de Bebidas das Americas, ADR   -             43        -          43
                                            ----------------------------------
 -             4        -          4        Cia Vale do Rio Doce               -             93        -          93
                                            ----------------------------------
 10            -        -          10       Companhia Vale do Rio Doce, ADR    249           -         -          249
                                            ----------------------------------
 -             4        -          4        Petroleo Brasileiro                -             48        -          48
                                            ----------------------------------
 -             3,734    -          3,734    Tele Norte Leste Participacoes     -             26        -          26
                                            ----------------------------------
                                                 Total                         249           210       -          459
                                            -----------------------------------------------------------------------------------
 Germany - 0.4%
 5             -        -          5        Henkel                             313           -         -          313
                                            ----------------------------------
                                            Total Preferred Stocks             562           210       308        1,080
                                            (identified cost $1,164)
 Mutual Funds - 4.2%
 1,887         311      -          2,198    (d) ARK Money Market Portfolio,    1,887         311       -          2,198
                                            Institutional Class
 -             -        816        816      Seven Seas Money Market Fund       -             -         816        816
                                            Total Mutual Funds (at net asset   1,887         311       816        3,014
                                            value)
                                                                              -------------------------------------------------
                                            Total Investments (identified      24,944        4,727     40,616     70,287
                                            cost $81,061)



(a)  Non-income producing security.

(b)  Amount rounds to less than one thousand.

(c) Security is fair value as determined under procedures established by the Board of Trustees.

(d) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

(e)  The cost of investments for federal tax purposes amounts to $81,061.

Note: The categories of investments are shown as a percentage of net assets ($71,592) at October 31, 2002.

The following acronyms are used throughout this report:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt



                            Ark International Equity
                          Ark Emerging Markets Equity
                        Vision International Equity Fund
            Pro Forma Combining Statements of Assets and Liabilities
                          October 31, 2002 (unaudited)


                                                                  Ark              Vision
                                              Ark                 Emerging         International
(in thousands)                                International       Markets          Equity          Pro Forma   Pro Forma
                                              Equity              Equity           Fund            Adjustment  Combined
Assets:
Investments in securities, at value            $24,944             $4,727           $40,616         -           70,287
Foreign Currency (cost: $21, $102,
and
     $861, respectively)                       22                  102              871             -           995
Income receivable                              77                  6                136             -           219
Receivable for shares sold                     - (a)               -                2               -           2
Receivable for Investments sold                103                 -                665             -           768
Net receivable for foreign currency            -                   -                43              -           43
exchange contracts
Expense Reimbursement from Advisor             2                   14               -               -           16
Prepaid Expenses                               1                   - (a)            -               -           1
Other Assets                                   3                   3                -               -           6
     Total assets                              25,152              4,852            42,333          -           72,337
Liabilities:
Payable for investments purchased              96                  -                581             -           677
Payable for shares redeemed                    1                   -                -               -           1
Payable to Custodian                           14                  1                -                           15
Accrued Expenses                               32                  17               3               -           52
     Total liabilities                         143                 18               584             -           745
Net Assets                                     $25,009             $4,834           $41,749         $-          $71,592
Net Assets Consists of:
Paid in capital                                $46,641             $18,050          $53,513         $-          118,204
Net unrealized depreciation of
   investments                                 (6,248)             (76)             (4,385)         -           (10,709)
Accumulated net realized loss on
   investments                                 (15,929)            (13,127)         (7,769)         -           (36,825)
Undistributed net investment income
(net
   operating loss)                             545                 (13)             390             -           922
     Total Net Assets                          $25,009             $4,834           $41,749         $-          $71,592

Net Assets:
Institutional Shares                           $19,878             $-               $-              $-          $19,878
Class A Shares                                 $5,131              $4,834           $41,697         $-          $51,662
Class B Shares                                 $-                  $-               $52             $-          $52
Shares Outstanding:
Institutional Shares                          3,161                -                -               (499)     (b2,662
Class A Shares                                816                  691              5,582           (172)     (b6,917
Class B Shares                                 -                   -                7               -           7

Net Asset Value, Offering Price and
  Redemption Proceeds Per Shares:
Net Asset Value Per Share
  Institutional Shares                         $6.29               $-               $-                          $7.47
  Class A Shares                               $6.29               $7.00            $7.47                       $7.47
  Class B Shares                               $-                  $-               $7.39                       $7.39

Offering Price Per Share*
  Institutional Shares                         $6.29               $-               $-                          $6.29
  Class A Shares                               $6.60      **       $7.35       **   $7.90      ***              $7.90
  Class B Shares                               $-                  $-               $7.39                       $7.39

Redemption Proceeds Per Share*
  Institutional Shares                         $6.29               $-               $-                          $6.29
  Class A Shares                               $6.29               $7.00            $7.47                       $7.47
  Class B Shares                               $-                  $-               $7.02      ****             $7.02

Investments, at identified cost                $31,196             $4,803           $45,062                     $81,061



(a)   Amounts round to less than one thousand.
 (b)  Adjustment to reflect share balance as a result of the combination.


*     See "What Do Shares Cost" in the Prospectus.
**    Computation of offering price per share 100/95.25 of net asset value.
***   Computation of offering price per share 100/94.50 of net asset value.
**** Computation of redemption proceeds per share 95.00/100 of net asset value.

See Notes to Pro Forma Financial Statements






                                          Ark International Equity
                                        Ark Emerging Markets Equity
                                      Vision International Equity Fund
                                Pro Forma Combining Statements of Operations
                               Six Months Ended October 31, 2002 (unaudited)


                                                             Ark              Vision
                                           Ark               Emerging         International
(in thousands)                             International     Markets          Equity            Pro Forma        Pro Forma
                                           Equity            Equity           Fund              Adjustment       Combined
                                  ---------------------------------------------------------------------------    -----------
Investment Income:
Dividends                                   $329         *    $48         **   $513              $-               $890
                                                                                           ****
Interest                                    3                 2                11                -                16
                                           -------------     ------------     -------------     -------------    -----------
     Total investment income                332               50               524               -                906
Expenses:
Investment adviser fee                      138               28               216               (21)             361
                                                                                                             (a)
Administrative personnel and                23                14               19                (35)             21
services fee                                                                                                 (b)
Custodian fees                              28                47               50                (36)             89
                                                                                                             (c)
Transfer and dividend disbursing                                                                                  -
agent
  fees and expenses                         20                36               17                (52)             21
                                                                                                             (d)
Directors' fees                             -                 -                -                 -                -
                                                        ****             ****              ****
Auditing fees                               -                 -                1                 -                1
Legal fees                                  -                 -                -                 -                -
                                                                                           ****
Portfolio accounting fees                   31                28               10                (55)             14
                                                                                                             (e)
Professional fees                           1                 -                -                 (1)              -
                                                                                                             (f)
Distribution service fee - Class            13                11               -                 41               65
A Shares                                                                                                     (g)
Distribution service fee - Class            -                 -                -                 -                -
B Shares                                                                                   ****
Shareholder services fees -                 16                -                -                 9                25
Institutional Shares                                                                                         (h)
Shareholder services fees -                 5                 4                54                2                65
Class A Shares                                                                                               (h)
Shareholder services fees -                 -                 -                -                 -                -
Class B Shares                                                                             ****
Share registration costs                    1                 -                10                9                20
                                                                         ****                                (i)
Printing and postage                        1                 -                3                 (1)              3
                                                                         ****                                (j)
Insurance premiums                          -                 -                -                 -                -
                                                                                           ****
Miscellaneous                               1                 -                2                 (1)              2
                                                                         ****                                (k)
                                           -------------                      -------------     -------------    -----------
     Total expenses                         278               168              382               (141)            687
                                           -------------     ------------     -------------     -------------    -----------
Waivers and Reimbursement:
                                                                                                                 -----------
Waiver of investment adviser fee            (33)              (28)             (22)              83               -
                                                                                                             (l)
Waiver of Administrator fees                -                 (2)              -                 2                -
                                                                                                             (m)
Waiver of distribution fees -               (5)               (4)              -                 9                -
Class A Shares                                                                                               (n)
Waiver of shareholder services              (5)               (4)              (32)              (13)             (54)
fee - Class A Shares                                                                                         (o)
Waiver of shareholder services              -                 -                -                 (6)              (6)
fee - Institutional I Shares                                                                                 (o)
Reimbursement of investment                 (16)              (72)             -                 88               -
adviser fee                                                                                                  (p)
                                           -------------     ------------     -------------     -------------    -----------
     Total waivers and                      (59)              (110)            (54)              163              (60)
reimbursement
                                           -------------     ------------     -------------     -------------    -----------
Net expenses                                219               58               328               22               627
                                           -------------     ------------     -------------     -------------    -----------
Net investment income/(net                  $113              $(8)             $196              $(22)            $279
operating loss)
                                           -------------     ------------     -------------     -------------    -----------
Realized and Unrealized Gain
(Loss) on Investments
   and Foreign Currency
Transactions:
Net realized loss on investments
and foreign
   currency transactions                    (5,372)           (461)            (1,449)           -                (7,282)
Net change in unrealized
appreciation (depreciation) on
   investments and translation
of assets and liabilities
   in foreign currency                      (1,892)           (669)            (6,376)           -                (8,937)
                                           -------------     ------------     -------------     -------------    -----------
     Net realized and unrealized
gain (loss) on investments
       and foreign currency                 (7,264)           (1,130)          (7,825)           -                (16,219)
transactions
          Change in net assets              $(7,151)          $(1,138)         $(7,629)          $(22)            $(15,940)
resulting from operations
                                           -------------     ------------     -------------     -------------    -----------




*     Includes dividend tax withheld expense of $74.
**    Includes dividend tax withheld expense of $4.
***         Includes dividend tax withheld expense of $54.
****        Amounts round to less than one thousand.

See Legend to Pro Forma Adjustments on the following page
See Notes to Pro Forma Financial Statements






                       ARK International Equity Portfolio
                      ARK Emerging Markets Equity Portfolio
                        VISION International Equity Fund
              Notes to Pro Forma Combining Statements of Operations
                  Six Months Ended October 31, 2002 (Unaudited)


     (a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 1.00% of the Vision International Equity Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

     (b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the
"Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to Fserv and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

     (c) Adjustment to reflect the custodian fees reductions due to the combining of three portfolios into one.

     (d) Fserv through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

     (e) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

     (f) Adjustment to reflect the Professional fees reductions of the ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio due to the combining of three portfolios into one.

     (g) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares and Class B Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corporation ("FSC") (who may then make payments to professional such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 fee of 0.25% of each class of shares due to combining three portfolios into one.

     (h) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administered by Federated Administration Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION funds, providing shareholder assistance, communicating and facilitating purchases and redemption of shares, and distributing prospectuses and other information. The maximum shareholder services accrual of 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% of each class of shares due to combining three portfolios into one.

     (i) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

     (j) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

     (k) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

     (l) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

     (m) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

     (n) Adjustment to reflect reduction of waiver of distribution (12b-1) fees.

     (o) Adjustment to reflect applicable waiver of shareholder services fees for Institutional I Shares and Class A Shares.

     (p) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.






                       ARK International Equity Portfolio
                      ARK Emerging Markets Equity Portfolio
                        VISION International Equity Fund
                     Notes to Pro Forma Financial Statements
                          October 31, 2002 (Unaudited)

Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio and VISION International Equity Fund, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio for shares of VISION International Equity Fund. Under generally accepted accounting principles, VISION International Equity Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended October 31, 2002, ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio and VISION International Equity Fund paid investment advisory fees computed at the annual rate of 1.00%, 1.00% and 1.00%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

The Pro Forma Institutional Class Share net asset value per share assumes the issuance of 2,662 Institutional Class Shares of the VISION International Equity Fund in exchange for 3,161 Institutional Class Shares of the ARK International Equity Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

The Pro Forma Class A Shares net asset value per share assumes the issuance of 1,335 Class A Shares of the VISION International Equity Fund in exchange for 816 Class A Shares of the ARK International Equity Portfolio and 691 Class A Shares of ARK Emerging Markets Equity Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
April 30, 2002
(in thousands)





VISION  U. S.     ARK  U. S.
Government        Government
                  Bond              Pro Forma
Securities        Portfolio         Combined                            VISION  U.S.   ARK  U. S.
Fund
                                                                        Government     Government      Pro Forma
                                                                                       Bond
Principal         Principal         Principal                           Securities     Portfolio       Combined
                                                                        Fund
Amount            Amount            Amount
or Shares         or Shares         or Shares                           Value          Value           Value
                                              Asset-Backed
                                              Securities--3.0%
 $44               -                 $44      Guaranteed Export          45             -               45
                                              Trust, Cl C, 5.200%,
                                              10/15/2004
                  3,000             3,000     Contimortgage Home         -             3086            3,086
                                              Equity Loan Trust,
                                              Ser. 1998-1, Cl A6,
                                              6.580%, 12/15/2018
26                 -                26        Provident Bank Home       27              -              27
                                              Equity Loan Trust
                                              1996-1, Class A1,
                                              7.600%, 10/25/2012
 -                1,224             1,224     EQCC Home Equity           -             1,251           1,251
                                              Loan Trust, Ser
                                              1998-1, Cl A4F,
                                              6.459%, 3/15/2021
 -                850               850       ANRC Auto Owner            -             857             857
                                              Trust, Ser 2001-A,
                                              Cl A-4, 4.320%,
                                              6/16/08
 -                1,250             1,250     EQCC Home Equity           -             1,283           1,283
                                              Loan Trust, Ser
                                              1998-2, Cl A4F,
                                              6.326%, 1/15/2022
 -                2                 2         SLMA 2.470%, 7/25/06       -             2               2
31                 -                31        The Money Store Home      32              -              32
                                              Equity Trust 1992-C,
                                              Cl A1, 6.200%,
                                              10/15/2017
                                              Total Asset-Backed        104            6,479           6,583
                                              Securities
                                              (identified cost
                                              $6,420)
                                              Collateralized
                                              Mortgage
                                              Obligations--5.8%
                                              Federal Home Loan
                                              Mortgage
                                              Corporation--3.2%
101                -                101       (Series 141-D),           101             -              101
                                              REMIC, 5.000%,
                                              5/15/2021
105                -                105       (Series 1686-PJ),         97              -              97
                                              REMIC, 5.000%,
                                              2/15/2024
105                -                105       (Series 1637-GA),         108             -              108
                                              REMIC, 5.800%,
                                              6/15/2023
166               5000              5,166     (Series 136-E),           170            5,151           5,321
                                              REMIC, 6.000%,
                                              4/15/2021
314                -                314       (Series 1534-H),          309             -              309
                                              REMIC, 6.000%,
                                              1/15/2023
72                 -                72        (Series 112-I),           74              -              74
                                              REMIC, 6.500%,
                                              1/15/2021
279                -                279       (Series 1577-PK),         278             -              278
                                              REMIC, 6.500%,
                                              9/15/2023
176                -                176       (Series 1644-K),          176             -              176
                                              REMIC, 6.750%,
                                              12/15/2023
58                 -                58        (Series 33-H),            62              -              62
                                              REMIC, 7.500%,
                                              6/25/2023
234                -                234       (Series 126-A),           254             -              254
                                              REMIC, 9.000%,
                                              3/15/2005
317                -                317       (Series 6-C), REMIC,      342             -              342
                                              9.050%, 6/15/2019
                                              Total                     1,971          5,151           7,122
                                              Federal National
                                              Mortgage
                                              Association--2.6%
54                 -                54        (Series L-DC),            54              -              54
                                              REMIC, 5.000%,
                                              1/1/2006
42                 -                42        (Series 1993-38-L),       42              -              42
                                              REMIC, 5.000%,
                                              8/25/2022
152                -                152       (Series 1994-3-PL),       142             -              142
                                              REMIC, 5.500%,
                                              1/25/2024
874                -                874       (Series                   882             -              882
                                              1992-136-PJ), REMIC,
                                              6.000%, 5/25/2021
111                -                111       (Series 1993-198-K),      111             -              111
                                              REMIC, 6.000%,
                                              12/25/2022
26                 -                26        (Series                   27              -              27
                                              1993-160-PK), REMIC,
                                              6.500%, 11/25/2022
175                -                175       (Series 1993-223-C),      179             -              179
                                              REMIC, 6.500%,
                                              5/25/2023
554                -                554       (Series 1993-127-H),      551             -              551
                                              REMIC, 6.500%,
                                              7/25/2023
415                -                415       (Series                   414             -              414
                                              1993-113-PK), REMIC,
                                              6.500%, 7/25/2023
155                -                155       (Series 1993-202-J),      154             -              154
                                              REMIC, 6.500%,
                                              11/25/2023
181                -                181       (Series 1994-55-H),       186             -              186
                                              REMIC, 7.000%,
                                              3/25/2024
2                  -                2         (Series G93-1-HA),        2               -              2
                                              REMIC, 7.500%,
                                              2/25/2021
 -                3,000             3,000     REMIC, 6.000%,             -             3,012           3,012
                                              9/18/26
                                              Total                     2,744          3,012           5,756
                                              Total Collateralized      4,715          8,163           12,878
                                              Mortgage Obligations
                                              (identified cost
                                              $12,558)
                                              Corporate
                                              Bonds--17.2%
750                -                750       American Heavy Lift       802             -              802
                                              Shipping, 7.180%,
                                              6/1/2017
1,195              -                1,195     Associates Corp. of       1,240           -              1,240
                                              North America,
                                              6.375%, 11/15/2005
 -                1,425             1,425     Bank of America                          1424            1,424
                                              5.250%, 2/01/07
500                -                500       Baxter                    500             -              500
                                              International, Inc.,
                                              5.250%, 5/1/2007
500                -                500       Bay State Gas Co.,        563             -              563
                                              9.200%, 6/6/2011
1,000              -                1,000     Boeing Co., 6.625%,       954             -              954
                                              2/15/2038
100                -                100       Countrywide Mortgage      104             -              104
                                              Investments, 6.510%,
                                              2/11/2005
450                -                450       Countrywide Mortgage      474             -              474
                                              Investments, 7.200%,
                                              10/30/2006
1,866              -                1,866     ENSCO Offshore Co.,       1,902           -              1,902
                                              6.360%, 12/1/2015
3,300              -                3,300     El Salvador Aid,          3,457           -              3,457
                                              Government of,
                                              6.530%, 7/1/2007
 -                1,000             1,000     FedEx 7.250%, 2/15/11      -             1046            1,046
700                -                700       Ford Motor Co.,           773             -              773
                                              9.215%, 9/15/2021
59                 -                59        Fortune Brands,           68              -              68
                                              Inc., 8.625%,
                                              11/15/2021
3,000              -                3,000     General Electric          3,021           -              3,021
                                              Capital Corp.,
                                              5.375%, 3/15/2007
1,000              -                1,000     General Electric          113             -              113
                                              Capital Corp.,
                                              8.300%, 9/20/2009
 -                1,000                       General Motors             -             1008            1,008
                                              Acceptance  7.000%,
                                              2/01/12
1,000             1,000             2,000     Household Finance         990            986             1,976
                                              Corp., 5.750%,
                                              1/30/2007
 -                2,000             2,000     Husky Oil, 7.550%,         -             1992            1,992
                                              11/15/16
50                 -                50        Loews Corp., 8.875%,      56              -              56
                                              4/15/2011
1,270              -                1,270     NYNEX Corp., 9.550%,      1,470           -              1,470
                                              5/1/2010
5,000              -                5,000     New Plan Excel            501             -              501
                                              Realty Trust,
                                              6.800%, 5/15/2002
1,000              -                1,000     Ohio National Life        1,015           -              1,015
                                              Insurance Co.,
                                              8.500%, 5/15/2026
 -                1,500             1,500     PNC Funding 7.500%,        -             1601            1,601
                                              11/01/09
60                 -                60        Potomac Electric          60              -              60
                                              Power Co., 8.500%,
                                              5/15/2027
125                -                125       Public Service Co.        129             -              129
                                              Colo, 8.750%,
                                              3/1/2022
4,565              -                4,565     Puerto Quetzal Power      4,787           -              4,787
                                              LLC, 6.470%,
                                              6/15/2012
 -                500               500       Rouse 8.500%, 1/15/03      -             514             514
 -                2,000             2,000     Tennessee Gas              -             1853            1,853
                                              Pipeline 7.000,
                                              10/15/28
1,000              -                1,000     Travelers Property &      1,043           -              1,043
                                              Casualty Corp.,
                                              6.750%, 11/15/2006
940                -                940       Vessel Management         1,009           -              1,009
                                              Service, 6.750%,
                                              7/15/2025
2,000              -                2,000     Wachovia Corp. N.A.,      2,198           -              2,198
                                              7.875%, 2/15/2010
370                -                370       Weingarten Realty         385             -              385
                                              Investors, 6.650%,
                                              7/12/2027
                                              Total Corporate           27,614         10,424          38,038
                                              Bonds (identified
                                              cost $36,700)
                                              Government
                                              Agencies--23.8%
 -                                            Department of
                                              Housing and Urban
                                              Development -1.1%
270                -                270       6.760%, 8/1/2006          276             -              276
360                -                360       6.930%, 8/1/2009          365             -              365
500                -                500       7.140%, 8/1/2007          535             -              535
1,200              -                1,200     7.660%, 8/1/2015          1,271           -              1,271
                                              Total                     2,447           -              2,447
                                              Federal Home Loan
                                              Mortgage
                                              Corporation--3.3%
 -                2,000             2,000     5.8750%, 3/21/11           -             1,990           1,990
 -                5,000             5,000     6.000%,MTN, 2/21/06        -             5,131           5,131
175                                 175       6.943%, 3/21/2007         191             -              191
                                              Total                     191             7,121          7,312
 -                                            Federal National
                                              Mortgage
                                              Association--13.1%
53                 -                53        5.125%, 2/13/2004         55              -              55
 -                5,000             5,000     3.875%, 3/15/05            -             4,979           4,979
 -                2,000             2,000     4.000%, 3/11/05            -             1,997           1,997
                  7,500             7,500     6.470%, 3/15/05            -             7,867           7,867
 -                3,025             3,025     5.500%, 5/02/06            -             3,088           3,088
2,000              -                2,000     5.400%, 4/30/2007         2,021           -              2,021
2,000              -                2,000     6.250%, 2/17/2011         2,020           -              2,020
3,000              -                3,000     6.400%, 5/14/2009         3,084           -              3,084
3,500              -                3,500     7.125%, 6/15/2010         3,856           -              3,856
                                              Total                     11,036         17,931          28,967
                                              Overseas Private
                                              Investment
                                              Corporation--1.6%
3,375              -                3,375     6.600%, 5/21/2016         3,515           -              3,515
                                              Private Export
                                              Funding
                                              Corporation--0.3%
5,000              -                5,000     6.490%, 7/15/2007         535             -              535
75                 -                75        7.950%, 11/1/2006         82              -              82
                                              Total                     617             -              617
                                              Small Business
                                              Administration--3.9%
612                -                612       5.600%, 9/1/2008          631             -              631
575                -                575       6.200%, 11/1/2007         601             -              601
623                -                623       6.700%, 3/1/2016          656             -              656
1,465              -                1,465     6.700%, 12/1/2016         1,542           -              1,542
3,702              -                3,702     6.950%, 11/1/2016         3,935           -              3,935
143                -                143       7.300%, 5/1/2017          155             -              155
145                -                145       7.300%, 9/1/2019          157             -              157
35                 -                35        8.850%, 8/1/2011          39              -              39
340                -                340       9.250%, 2/1/2008          373             -              373
481                -                481       9.650%, 5/1/2010          533             -              533
                                              Total                     8,622           -              8,622
                                              Tennessee Valley
                                              Authority--0.5%
1,196              -                1,196     7.430%, 4/1/2022          1162            -              1,162
                                              Total Government          27,590          25,052         52,642
                                              Agencies (identified
                                              cost $51,319)
                                              Mortgage Backed
                                              Securities--20.7%
                                              Federal Home Loan
                                              Mortgage
                                              Corporation--8.2%
 -                7,973             7,973     6.000%, 3/01/13            -             8,179           8,179
 -                535               535       6.250%, 11/15/22           -             555             555
 -                5,000             5,000     6.250%, 9/15/23            -             5,193           5,193
 -                1,500             1,500     6.500%, 10/15/25           -             1,546           1,546
93                 -                93        7.000%, 11/1/2007         95              -              95
81                 -                81        7.000%, 7/1/2008          84              -              84
174                -                174       7.000%, 8/1/2008          180             -              180
184                -                184       7.000%, 11/1/2008         190             -              190
57                 -                57        7.000%, 11/1/2010         61              -              61
85                 -                85        7.000%, 11/1/2017         90              -              90
5,094              -                5,094     7.250%, 1/1/2005          5               -              5
17                 -                17        7.250%, 11/1/2009         17              -              17
15                 -                15        7.500%, 7/1/2007          15              -              15
98                 -                98        7.500%, 3/1/2008          101             -              101
50                 -                50        7.500%, 6/1/2008          51              -              51
17                 -                17        7.500%, 11/1/2009         18              -              18
40                 -                40        7.500%, 12/1/2010         42              -              42
15                 -                15        7.500%, 3/1/2017          16              -              16
204                -                204       7.500%, 8/1/2017          218             -              218
1                  -                1         8.000%, 5/1/2002          1               -              1
3                  -                3         8.000%, 5/1/2006          3               -              3
130                -                130       8.000%, 11/1/2006         136             -              136
3                  -                3         8.000%, 3/1/2007          4               -              4
25                 -                25        8.000%, 9/1/2007          26              -              26
221                -                221       8.000%, 11/1/2008         232             -              232
9                  -                9         8.000%, 1/1/2010          10              -              10
30                 -                30        8.000%, 12/1/2010         31              -              31
18                 -                18        8.250%, 12/1/2007         18              -              18
3                  -                3         8.250%, 5/1/2008          3               -              3
25                 -                25        8.250%, 5/1/2009          27              -              27
28                 -                28        8.250%, 8/1/2009          30              -              30
1                  -                1         8.500%, 6/1/2002          1               -              1
65                 -                65        8.500%, 7/1/2004          66              -              66
1                  -                1         8.500%, 4/1/2006          1               -              1
29                 -                29        8.500%, 9/1/2009          31              -              31
759                -                759       8.500%, 8/1/2017          831             -              831
2                  -                2         8.750%, 8/1/2008          2               -              2
3                  -                3         9.000%, 9/1/2019          3               -              3
35                 -                35        9.250%, 6/1/2002          35              -              35
                                              Total                     2,674          15,473          18,147
                                              Federal National
                                              Mortgage
                                              Association--9.8%
286                -                286       6.000%, 5/1/2009           294            -              294
25                 -                25        6.000%, 1/1/2014           25             -              25
24                 -                24        6.500%, 4/1/2004           24             -              24
 -                6,780             6,780     6.500%, 8/01/28            -             6,901           6,901
 -                2,003             2,003     6.500%, 8/01/28            -             2,028           2,028
 -                5,974             5,974     6.500%, 3/01/29            -             6,076           6,076
 -                2,073             2,073     6.500%, 5/01/29            -             2,106           2,106
3,224              -                3,224     7.000%, 1/1/2025          3,370           -              3,370
215                -                215       7.500%, 2/1/2014          222             -              222
79                 -                79        8.000%, 1/1/2006          82              -              82
130                -                130       8.000%, 6/1/2008          135             -              135
78                 -                78        8.000%, 1/1/2010          82              -              82
72                 -                72        8.000%, 8/1/2021          77              -              77
55                 -                55        8.250%, 7/1/2009          58              -              58
3                  -                3         8.500%, 10/1/2002         3               -              3
20                 -                20        8.500%, 3/1/2012          21              -              21
16                 -                16        8.750%, 5/1/2010          17              -              17
1                  -                1         9.000%, 12/1/2002         2               -              2
19                 -                19        9.000%, 10/1/2006         20              -              20
27                 -                27        9.750%, 9/1/2017          27              -              27
                                              Total                      4,459          17,111         21,570
                                              Government National
                                              Mortgage
                                              Association--2.7%
1                  -                1         6.500%, 9/15/2002         1               -              1
1                  -                1         6.500%, 10/15/2002        1               -              1
2                  -                2         6.500%, 12/15/2002        2               -              2
46                 -                46        6.500%, 12/15/2003        46              -              46
687                -                687       7.000%, 5/15/2023         717             -              717
604                -                604       7.000%, 10/20/2023        626             -              626
7                  -                7         7.250%, 2/15/2005         7               -              7
12                 -                12        7.250%, 3/15/2005         12              -              12
21                 -                21        7.250%, 3/15/2005         22              -              22
39                 -                39        7.250%, 5/15/2005         40              -              40
6                  -                6         7.250%, 7/15/2005         6               -              6
3                  -                3         7.250%, 10/15/2005        4               -              4
11                 -                11        7.250%, 11/15/2005        11              -              11
20                 -                20        7.250%, 4/15/2006         20              -              20
16                 -                16        7.500%, 12/15/2005        16              -              16
35                 -                35        7.500%, 4/15/2007         36              -              36
42                 -                42        7.500%, 5/15/2007         44              -              44
18                 -                18        7.500%, 6/15/2007         19              -              19
17                 -                17        7.500%, 6/20/2007         19              -              19
15                 -                15        8.000%, 6/15/2006         16              -              16
7                  -                7         8.000%, 8/15/2006         7               -              7
20                 -                20        8.000%, 9/15/2006         21              -              21
86                 -                86        8.000%, 11/15/2006        91              -              91
375                -                375       8.000%, 9/15/2007         396             -              396
81                 -                81        8.000%, 10/15/2007        86              -              86
43                 -                43        8.000%, 12/15/2009        46              -              46
81                 -                81        8.000%, 2/15/2010         87              -              87
85                 -                85        8.000%, 12/15/2016        88              -              88
9                  -                9         8.000%, 7/15/2024         11              -              11
59                 -                59        8.250%, 6/15/2008         62              -              62
31                 -                31        8.375%, 4/15/2010         33              -              33
217                -                217       8.500%, 9/15/2008         230             -              230
2,243              -                2,243     8.500%, 10/15/2008        2,386           -              2,386
91                 -                91        8.500%, 10/20/2009        96              -              96
45                 -                45        8.500%, 11/15/2017        50              -              50
33                 -                33        9.000%, 10/15/2008        36              -              36
63                 -                63        9.000%, 9/15/2016         69              -              69
91                 -                91        9.000%, 11/15/2016        100             -              100
155                -                155       9.000%, 2/15/2017         171             -              171
197                -                197       9.000%, 4/20/2023         214             -              214
63                 -                63        9.000%, 10/20/2024        68              -              68
                                              Total                     6,013           -              6,013
                                              Total Mortgage            13,146         32,584          45,730
                                              Backed Securities
                                              (identified cost
                                              $44,627)
                                              Long-Term
                                              Municipals--2.2%
1,227              -                1,227     Arkansas Development      1369            -              1,369
                                              Finance Authority,
                                              9.750%, 11/15/2005
1,375              -                1,375     Boston, MA U.S.           1400            -              1,400
                                              Government
                                              Guaranteed Notes,
                                              6.930%, 8/1/2008
225                -                225       Chicago, IL Public        242             -              242
                                              Building Commission,
                                              7.000%, 1/1/2007
250                -                250       Connecticut               269             -              269
                                              Development
                                              Authority, 8.550%,
                                              8/15/2008
265                -                265       Connecticut               274             -              274
                                              Municipal Electric
                                              Energy Cooperative,
                                              5.700%, 1/1/2004
100                -                100       Greater Orlando (FL)      110             -              110
                                              Aviation Authority,
                                              8.250%, 10/1/2004
190                -                190       Miami, FL, 8.650%,        223             -              223
                                              7/1/2019
1,000              -                1,000     Tobacco Settlement        1005            -              1,005
                                              Financing Corp.,
                                              6.360%, 5/15/2025
                                              Total Long-Term           4,892          0               4,892
                                              Municipals
                                              (identified cost
                                              $4,859)
                                              U.S. Treasury
                                              Obligations --23.7%
                                              U.S. Treasury
                                              Inflation Index--1.9%
 -                 4,215            4,215     3.500%, 1/15/11            -             4215            4,215
                                              U.S. Treasury
                                              Bonds--9.5%
3,000              -                3,000     6.375%, 8/15/2027         3247                           3,247
 -                 1,500            1,500     7.500%, 11/15/2016         -             1780            1,780
13,000             -                13,000    13.750%, 8/15/2004        15935           -              15,935
                                              Total                     19181          1780            20,961
                                              U.S. Treasury
                                              Notes--12.3%
 -                 1,000            1,000     3.000%, 2/29/04            -             999             999
5,491              -                5,491     3.625%, 1/15/2008         5737            -              5,737
7,500              825              8,325     4.750%, 11/15/2008        7475           822             8,297
                   2,000            2,000     5.000%, 8/15/11            -             1985            1,985
                   1,500            1,500     5.500%, 3/31/03            -             1545            1,545
                   2,000            2,000     5.750%, 8/15/10            -             2,095           2,095
3,000              -                3,000     6.500%, 2/15/2010         3289            -              3,289
 -                 1,500            1,500     6.625%, 5/15/07            -             1,639           1,639
 -                 1,500            1,500     6.750%, 5/15/05            -             1,623           1,623
                                              Total                     16501          10,708          27,209
                                              Total U.S. Treasury       35,682         16,703          52,385
                                              Obligations
                                              (identified cost
                                              $52,595)
                                              Preferred Stock--1.7%
 -                 80               80        Simon Property Group       -             3,840           3,840
                                              (identified cost
                                              $4,032)
                                              Repurchase
                                              Agreement--0.5%
 -                 1,000            578       First Boston 1.870%,       -             1,000           1,000
                                              dated 4/30/02,
                                              matures 5/1/02
                                              repurchase price
                                              $1,000,052
                                              (collateralized by
                                              U.S. Treasury
                                              Obligations)
                                              Mutual Funds--1.5%
 -                 578              578       ARK-Money Market           -             578             578
                                              Portfolio, IS Cl (at
                                              net asset Value)
2,690              -                2,690     Seven Seas Money          2,690           -              2,690
                                              Market Fund, (at net
                                              asset value)
                                              Total Mutual Funds        2,690          578             3,268
                                              (identified cost
                                              $3,268)
                                              Total Investments         116,433        104,823         221,256
                                              (identified cost
                                              $217,378)


The following acronyms are used throughout this Pro Forma portfolio

Cl--Class
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corp.
FNMA--Federal National Mortgage Asociation
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser-Series
SLMA--Student Loan Marketing Association

(See Notes to the Pro Forma Financial Statements)



                        VISION U.S. Government Bond Fund
                       ARK U.S. Government Bond Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                                 April 30, 2002
                                 (in thousands)



                                      VISION            ARK
                                      U.S.              U.S.
                                      Government        Government
                                      Bond              Bond            Pro Forma      Pro Forma
                                      Fund              Portfolio       Adjustment     Combined
Assets:
----------------------------------
Investments in securities, at          $116,433         $104,823             -      221,256
value
----------------------------------
Cash                                          -                -             -            -
----------------------------------
Income receivable                         2,380              963             -        3,343
----------------------------------
Receivable for shares sold                   72               64             -          136
----------------------------------
Receivable for Investments sold               -              913             -          913
----------------------------------
Expense reimbusement from Advisor             -                -             -            -
----------------------------------
Prepaid Expenses                              -                2             -            2
----------------------------------
                                  --------------   --------------   -----------    ---------
     Total assets                       118,885          106,765             -       225,650
------------------------------------------------   --------------   -----------    ---------
Liabilities:
----------------------------------
Payable for investments purchased         2,241              840             -        3,081
----------------------------------
Income distribution payable                 250              325             -          575
----------------------------------
Payable for shares redeemed                  23              537             -          560
----------------------------------
Accrued expenses                             21               91             -          112
------------------------------------------------   --------------   -----------    ---------
     Total liabilities                    2,535            1,793             -        4,328
------------------------------------------------   --------------   -----------    ---------
Net Assets                             $116,350         $104,972            $-      $221,322
------------------------------------------------   --------------   -----------    ---------
Net Assets Consists of:
----------------------------------
Paid in capital                        $116,041         $112,779            $-      228,820
----------------------------------
Net unrealized appreciation
(depreciation)
  of investments                          2,320            1,627             -        3,947
----------------------------------
Accumulated net realized gain
(loss) on
   investments                          (1,868)          (9,483)             -     (11,351)
----------------------------------
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                     (143)               49             -         (94)
------------------------------------------------   --------------   -----------    ---------
     Total Net Assets                  $116,350         $104,972
                                                                                   $221,322
------------------------------------------------   --------------                  ---------
Institutional Class Shares                   $-         $101,291             -
                                                                                   $101,291
                                                                    -----------    ---------
Class A Shares                         $116,350           $3,681            $-
                                                                                   $120,031
                                                                    -----------    ---------

Net Asset Value, Offering Price
and
   Redemption Proceeds Per Share
----------------------------------
Net Asset Value Per Share
     Institutional Class Shares              $-            $9.75                      $9.49
------------------------------------------------   --------------   -----------    ---------
     Class A Shares                       $9.49            $9.76                      $9.49
------------------------------------------------   --------------   -----------    ---------
Offering Price Per Share
----------------------------------                 --------------   -----------    ---------
     Class A Shares                       $9.94           $10.22                      $9.94
                                                *                *
------------------------------------------------   --------------   -----------    ---------
Shares Outstanding:
------------------------------------------------   --------------                  ---------
Institutional Shares                          -           10,386           285 (a)   10,671
----------------------------------
Class A Shares                           12,256              377            11 (a)   12,644
----------------------------------
Investments, at identified cost        $114,113         $103,196          $296
                                                                                   $217,605
------------------------------------------------   --------------   -----------    ---------


(a) Adjustment to reflect share balance as a result of the combination.

*   Computation of offering price per share 100/95.50 of net asset value.

(See Notes to Pro Forma Financial Statements)



                        VISION U.S. Government Bond Fund
                       ARK U.S. Government Bond Portfolio
                  Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



                                          VISION         ARK
                                           U.S.          U.S.
                                        Government    Government
                                           Bond          Bond         Pro Forma     Pro Forma
                                           Fund       Portfolio       Adjustment    Combined


Investment Income:
Dividends                                                      324                        324
Interest                                      5,930          7,076            -        13,006
                                                                    *
Total Investment Income:                      5,930          7,400                     13,330

Investment advisory fee                         715            898         (64)         1,549
                                                                                (a)
Administrative personnel and services            87            159        (106)           140
fee                                                                             (b)
Custodian fees                                    5             11          (5)            11
                                                                                (c)
Transfer and dividend disbursing agent                                                      -
  fees and expenses                              77             21           13           111
                                                                                (d)
Directors' fees                                   2              2            2             6
                                                                                (e)
Auditing fees                                     6              -            7            13
                                                                                (f)
Legal fees                                        7              -          (4)             3
                                                                                (f)
Professional fees                                               27         (27)             -
                                                                                (f)
Portfolio accounting fees                        46              -           45            91
                                                                                (g)
Shareholder services fees -                      26            175           52           253
Institutional Class Shares                                                      (h)
Shareholder services fees - Class A               -              5          295           300
Shares                                                                          (h)
Distribution services fee - Class A               -             10          290           300
Shares                                                                          (i)
Share registration costs                          -             10           41            51
                                                                                (j)
Printing and postage                              9              -           16            25
                                                                                (k)
Taxes                                             -              -            -             -
Amortization of deferred organization                            1          (1)             -
costs                                                                           (l)
Insurance premiums                                1              -            9            10
                                                                                (m)
Miscellaneous                                     4              9          (7)             6
                                                                                (n)
     Total expenses                             985          1,328          556         2,869
Waivers:
Waiver of investment adviser fee                  -          (111)          111             -
                                                                                (o)
Waiver of administrative personnel                -            (6)            6             -
and service fee                                                                 (p)
Waiver of shareholder services fee -              -           (47)          260           213
Institutional Shares                                                            (q)
Waiver of shareholder services fee -              -            (5)          305           300
Class A Shares                                                                  (q)
Distribution services fee - Class A               -            (2)          254           252
Shares                                                                          (r)
Reimbursement from investment adviser             -              -            -             -
     Total waivers                                -          (171)          936           765
         Net expenses                           985          1,157        1,492         3,634
            Net investment income             4,945          6,243      (1,492)         9,696
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on                    (96)        (1,898)            -       (1,994)
investments
Net change in unrealized appreciation
(depreciation)
   on investments                             1,822          2,437            -         4,259
     Net realized and unrealized gain         1,726            539            -         2,265
(loss) on investments
          Change in net assets               $6,671         $6,782      (1,492)       $11,961
resulting from operations



*  Includes income from securities lending program.







                   VISION U.S. Government Bond Fund (formerly,
                     VISION U.S. Governmetn Securities Fund)
                          ARK U.S. Government Bond Fund
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION U.S. Government Bond Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the
"Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period.

(e) Adjustment to reflect the Directors fee costs due to the combining of two portfolios into one.

(f) Adjustment to reflect the Professional fee reductions of the VISION U.S. Government Bond Fund and the ARK U.S. Government Bond Portfolio due to combining two portfolios into one.

(g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(h) The VISION Funds have adopted a shareholder services plan on behalf of Class A and Institutional Shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

(i) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 of 0.25% due to combining two portfolios into one.

(j) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(k) Adjustment to reflect the Printing and postage costs due to the combining two portfolios into one.

(l) Adjustment to reflect amortization of deferred organization costs due to the combining of two portfolios into one.

(m) Adjustment to reflect the Insurance premium costs due to the combining two portfolios into one.

(n) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(o) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(p) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

(q) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares and Class A Shares.

(r) Adjustment to reflect applicable waiver of distribution (12b-1) fees for Class A Shares .




                        VISION U.S. Government Bond Fund
              ( formerly, VISION U.S. Government Securities Fund)
                       ARK U.S. Government Bond Portfolio
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002


Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of the VISION U.S. Government Bond Fund and ARK U.S. Government Bond Portfolio, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION U.S. Government Bond Fund for shares of the ARK U.S. Government Bond Portfolio. Under generally accepted accounting principles, VISION U.S. Government Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended April 30, 2002, VISION U.S. Government Bond Fund and ARK U.S. Government Bond Portfolio paid investment advisory fees computed at the annual rate of 0.70% and 0.75%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 10,671 Institutional Shares of the VISION U.S. Government Bond Fund in exchange for 10,386 Institutional Shares of the ARK U.S. Government Bond Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 388 Class A Shares of the VISION U.S. Government Bond Fund in exchange for 377 Class A Shares of the ARK U.S. Government Bond Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

Pro Forma Combining Portfolio of Investments
October 31, 2002
(in thousands)


 VISION U. S.        ARK U. S.
  Government        Government     Pro Forma
  Securities           Bond         Combined                                          VISION U.S       ARK U. S.
     Fund            Portfolio                                                        Government    Government Bond   Pro Forma
  Principal          Principal     Principal                                          Bond Fund        Portfolio      Combined
    Amount            Amount         Amount                                             Value            Value          Value
  or Shares          or Shares     or Shares
                                                 Asset-Backed Securities--1.2%
           $36                 -          $36    Guaranteed Export Trust, Cl C,               37                  -          37
                                                 5.200%, 10/15/2004
            21                 -           21    Provident Bank Home Equity Loan              22                  -          22
                                                 Trust 1996-1, Class A1, 7.600%,
                                                 10/25/2012
             -               671          671    EQCC Home Equity Loan Trust, Ser              -                681         681
                                                 1998-1, Cl A4F, 6.459%, 3/15/2021
             -               850          850    ANRC Auto Owner Trust, Ser                    -                884         884
                                                 2001-A, Cl A-4, 4.320%, 6/16/08
             -             1,069        1,069    EQCC Home Equity Loan Trust, Ser              -              1,088       1,088
                                                 1998-2, Cl A4F, 6.326%, 1/15/2022
             -                 1            1    SLMA 2.470%, 7/25/06                          -                  1           1
            25                 -           25    The Money Store Home Equity                  25                  -          25
                                                 Trust 1992-C, Cl A1, 6.200%,
                                                 10/15/2017
                                                 Total Asset-Backed Securities                84              2,654       2,738
                                                 (identified cost $2,672)
                                                 Collateralized Mortgage
                                                 Obligations--6.5%
                                                 Federal Home Loan Mortgage
                                                 Corporation--5.4%
            83                 -           83    (Series 141-D), REMIC, 5.000%,               84                  -          84
                                                 5/15/2021
           105                 -          105    (Series 1686-PJ), REMIC, 5.000%,            106                  -         106
                                                 2/15/2024
           105                 -          105    (Series 1637-GA), REMIC, 5.800%,            111                  -         111
                                                 6/15/2023
           140              5000        5,140    (Series 136-E), REMIC, 6.000%,              143              5,053       5,196
                                                 4/15/2021
           314                 -          314    (Series 1534-H), REMIC, 6.000%,             326                  -         326
                                                 1/15/2023
             -             5,000        5,000    (Series 112-I), REMIC, 6.500%,                -              5,427       5,427
                                                 1/15/2021
            56                 -           56    (Series 112-I), REMIC, 6.500%,               58                  -          58
                                                 1/15/2021
           279                 -          279    (Series 1577-PK), REMIC, 6.500%,            303                  -         303
                                                 9/15/2023
           176                 -          176    (Series 1644-K), REMIC, 6.750%,             192                  -         192
                                                 12/15/2023
            53                 -           53    (Series 33-H), REMIC, 7.500%,                57                  -          57
                                                 6/25/2023
           145                 -          145    (Series 126-A), REMIC, 9.000%,              159                  -         159
                                                 3/15/2005
           264                 -          264    (Series 6-C), REMIC, 9.050%,                301                  -         301
                                                 6/15/2019
                                                 Total                                     1,840             10,480      12,320
                                                 Federal National Mortgage
                                                 Association--1.1%
            41                 -           41    (Series L-DC), REMIC, 5.000%,                42                  -          42
                                                 1/1/2006
            42                 -           42    (Series 1993-38-L), REMIC,                   43                  -          43
                                                 5.000%, 8/25/2022
           152                 -          152    (Series 1994-3-PL), REMIC,                  156                  -         156
                                                 5.500%, 1/25/2024
           457                 -          457    (Series 1992-136-PJ), REMIC,                461                  -         461
                                                 6.000%, 5/25/2021
           111                 -          111    (Series 1993-198-K), REMIC,                 116                  -         116
                                                 6.000%, 12/25/2022
            26                 -           26    (Series 1993-160-PK), REMIC,                 29                  -          29
                                                 6.500%, 11/25/2022
           175                 -          175    (Series 1993-223-C), REMIC,                 196                  -         196
                                                 6.500%, 5/25/2023
           415                 -          415    (Series 1993-127-H), REMIC,                 612                  -         612
                                                 6.500%, 7/25/2023
           554                 -          554    (Series 1993-113-PK), REMIC,                451                  -         451
                                                 6.500%, 7/25/2023
           155                 -          155    (Series 1993-202-J), REMIC,                 171                  -         171
                                                 6.500%, 11/25/2023
           181                 -          181    (Series 1994-55-H), REMIC,                  200                  -         200
                                                 7.000%, 3/25/2024
                                                 Total                                     2,477                  0       2,477
                                                 Total Collateralized Mortgage             4,317             10,480      14,797
                                                 Obligations (identified cost
                                                 $14,264)
                                                 Corporate Bonds--11.9%
         1,195                 -        1,269    Associates Corp. of North                 1,269                  -       1,269
                                                 America, 6.375%, 11/15/2005
             -             1,425        1,425    Bank of America 5.250%, 2/01/07                               1526       1,526
           500                 -          500    Bay State Gas Co., 9.200%,                  535                  -         535
                                                 6/6/2011
         1,000                 -        1,000    Boeing Co., 6.625%, 2/15/2038               918                  -         918
         1,000                 -        1,000    Bristol Myers Squibb Co.,                 1,063                  -       1,063
                                                 5.750%, 10/1/2011
             -             1,000        1,000    Conagra Foods, 7.500%, 9/15/05                -              1,119       1,119
           100                 -          100    Countrywide Mortgage                        106                  -         106
                                                 Investments, 6.510%, 2/11/2005
           450                 -          450    Countrywide Mortgage                        494                  -         494
                                                 Investments, 7.200%, 10/30/2006
             -             1,000        1,000    FedEx 7.250%, 2/15/11                         -               1130       1,130
           700                 -          700    Ford Motor Co., 9.215%, 9/15/2021           659                  -         659
            59                 -           59    Fortune Brands, Inc., 8.625%,                71                  -          71
                                                 11/15/2021
         2,000                 -        2,000    General Electric Capital Corp.,           2,131                  -       2,131
                                                 5.375%, 3/15/2007
           100                 -          100    General Electric Capital Corp.,             120                  -         120
                                                 8.300%, 9/20/2009
             -             1,000        1,000    General Motors Acceptance                     -                922         922
                                                 7.000%, 2/01/12
         1,000               230        1,230    Household Finance Corp., 5.750%,            874                204       1,078
                                                 1/30/2007
             -             1,000        1,000    Husky Oil, 7.550%, 11/15/16                   -               1161       1,161
            50                 -           50    Loews Corp., 8.875%, 4/15/2011               59                  -          59
         1,120                 -        1,120    NYNEX Corp., 9.550%, 5/1/2010             1,269                  -       1,269
         1,000                 -        1,000    Ohio National Life Insurance              1,068                  -       1,068
                                                 Co., 8.500%, 5/15/2026
           125                 -          128    Public Service Co. Colo, 8.750%,            128                  -         128
                                                 3/1/2022
         1,000                 -        1,000    SBC Comunications, Inc., 5.875%,          1,056                  -       1,056
                                                 8/15/2012
         1,000                 -        1,000    Stanford University, 5.850%,              1,048                  -       1,048
                                                 3/15/2009
         1,000                 -          128    Stanford University, 6.160%,              1,080                  -       1,080
                                                 4/30/2011
         1,000                 -          128    Target Corp., 5.375%, 6/15/2009           1,060                  -       1,060
         1,000                          1,000    Travelers Property & Casualty             1,091                  -       1,091
                                                 Corp., 6.750%, 11/15/2006
         2,000                          2,000    U.S. Bancorp, 5.100%, 7/15/2007           2,143                  -       2,143
         2,000                          2,000    Verizon Global Funding, 7.250%,           2,173                  -       2,173
                                                 12/1/2010
           370                            370    Weingarten Realty Investors,                391                  -         391
                                                 6.650%, 7/12/2027
             -                                   Total Corporate Bonds                    20,806              6,062      26,868
                                                 (identified cost $26,092)
             -                                   Government Agencies--19.5%
             -                                   Department of Housing and Urban
                                                 Development -1.1%
           270                 -          270    6.760%, 8/1/2006                            278                  -         278
           360                 -          360    6.930%, 8/1/2009                            371                  -         371
           500                 -          500    7.140%, 8/1/2007                            557                  -         557
         1,200                 -        1,200    7.660%, 8/1/2015                          1,339                  -       1,339
                                                 Total                                     2,545                  -       2,545
                                                 Federal Home Loan Bank 0.7%
             -             1,435        1,435    6.625%, 11/15/2010                            -              1,658       1,658
                                                 Federal Home Loan Mortgage
                                                 Corporation--1.5%
             -             2,615        2,615    5.1250%, 7/15/12                              -              2,733       2,733
             -             2,000        2,000    5.8750%, 3/21/11                              -              2,163       2,163
         3,000                 -        3,000    6.000%, 5/25/2012                         3,132                  -       3,132
           175                            175    6.943%, 3/21/2007                           203                  -         191
                                                 Total                                     3,335              4,896       3,323
             -                                   Federal National Mortgage
                                                 Association--12.3%
         3,000                 -        3,000    3.125%, 8/15/2005                         3,018                  -       3,018
             -             5,000        5,000    3.875%, 3/15/05                               -              5,208       5,208
             -             2,000        2,000    4.000%, 3/11/05                               -              2,016       2,016
             -             1,500        1,500    REMIC, 4.250%, 7/15/07                        -              1,571       1,571
            53                 -           53    5.125%, 2/13/2004                            55                  -          55
             -             3,025        3,025    5.500%, 5/02/06                               -              3,309       3,309
         2,000                 -        2,000    5.400%, 4/30/2007                         2,031                  -       2,031
         2,000                 -        2,000    6.250%, 2/17/2011                         2,092                  -       2,092
             -             7,500        7,500    6.470%, MTN, 9/25/12                          -              8,602       8,602
                                                 Total                                     7,196             20,706      27,902
                                                 Overseas Private Investment
                                                 Corporation--1.6%
         3,249                 -        3,249    6.600%, 5/21/2016                         3,557                  -       3,557
                                                 Private Export Funding
                                                 Corporation--0.3%
           500                 -          500    6.490%, 7/15/2007                           572                  -         572
            75                 -           75    7.950%, 11/1/2006                            83                  -          83
                                                 Total                                       655                  -         655
                                                 Small Business
                                                 Administration--3.6%
           566                 -          566    5.600%, 9/1/2008                            606                  -         606
           520                 -          520    6.200%, 11/1/2007                           559                  -         559
           559                 -          559    6.700%, 3/1/2016                            614                  -         614
         1,366                 -        1,366    6.700%, 12/1/2016                         1,511                  -       1,511
         3,465                 -        3,465    6.950%, 11/1/2016                         3,856                  -       3,856
           133                 -          133    7.300%, 5/1/2017                            151                  -         151
           138                 -          138    7.300%, 9/1/2019                            158                  -         158
            26                 -           26    8.850%, 8/1/2011                             29                  -          29
           289                 -          289    9.250%, 2/1/2008                            310                  -         310
           376                 -          376    9.650%, 5/1/2010                            410                  -         410
                                                 Total                                     8,204                  -       8,204
                                                 Tennessee Valley Authority--0.5%
         1,148                 -        1,148    7.430%, 4/1/2022                          1,210                  -       1,210
                                                 Title XI--5.1%
           750                 -          750    American Heavy Lift Shipping,               814                  -         814
                                                 7.180%, 6/1/2017
         1,800                 -        1,800    ENSCO Offshore Co., 6.360%,               1,896                  -       1,896
                                                 12/1/2015
         2,750                 -        2,750    El Salvador Aid, Government of,           2,963                  -       2,963
                                                 6.530%, 7/1/2007
         4,348                 -        4,348    Puerto Quetzal Power LLC,                 4,808                  -       4,808
                                                 6.470%, 6/15/2012
           920                 -          920    Vessel Management Service,                1,130                  -       1,130
                                                 6.750%, 6/15/2025
                                                 Total                                    11,611                  -      11,611
                                                 Total Government Agencies                38,313             27,260      44,264
                                                 (identified cost $60,373)
                                                 Mortgage Backed Securities--20.7%
                                                 Federal Home Loan Mortgage
                                                 Corporation--6.4%
         2,760                 -        2,760    6.500%, 11/1/2007                         2,760                  -       2,760
            63                 -           63    7.000%, 11/1/2007                            65                  -          65
            64                 -           64    7.000%, 7/1/2008                             66                  -          66
           144                 -          144    7.000%, 8/1/2008                            148                  -         148
           158                 -          158    7.000%, 11/1/2008                           163                  -         163
            51                 -           51    7.000%, 11/1/2010                            54                  -          54
            83                 -           83    7.000%, 11/1/2017                            89                  -          89
           619                 -          619    7.000%, 11/1/2025                           619                  -         619
             3                 -            3    7.250%, 1/1/2005                              3                  -           3
             5                 -            5    7.250%, 11/1/2009                             5                  -           5
             9                 -            9    7.500%, 7/1/2007                             10                  -          10
            84                 -           84    7.500%, 3/1/2008                             87                  -          87
            42                 -           42    7.500%, 6/1/2008                             44                  -          44
             9                 -            9    7.500%, 11/1/2009                            10                  -          10
            31                 -           31    7.500%, 12/1/2010                            32                  -          32
            12                 -           12    7.500%, 3/1/2017                             13                  -          13
           200                 -          200    7.500%, 8/1/2017                            217                  -         217
             2                 -            2    8.000%, 5/1/2006                              2                  -           2
            92                 -           92    8.000%, 11/1/2006                            97                  -          97
             3                 -            3    8.000%, 3/1/2007                              3                  -           3
            20                 -           20    8.000%, 9/1/2007                             21                  -          21
           192                 -          192    8.000%, 11/1/2008                           204                  -         204
             7                 -            7    8.000%, 1/1/2010                              8                  -           8
            24                 -           24    8.000%, 12/1/2010                            26                  -          26
            14                 -           14    8.250%, 12/1/2007                            15                  -          15
            23                 -           23    8.250%, 5/1/2009                             24                  -          24
            26                 -           26    8.250%, 8/1/2009                             27                  -          27
            41                 -           41    8.500%, 7/1/2004                             42                  -          42
            25                 -           25    8.500%, 9/1/2009                             27                  -          27
           524                 -          524    8.500%, 8/1/2017                            579                  -         579
             2                 -            2    8.750%, 8/1/2008                              3                  -           3
             3                 -            3    9.000%, 9/1/2019                              3                  -           3
             -             6,660        6,660    6.000%, 3/1/2013                              -              6,980       6,980
             -               437          437    6.250%, 11/15/2022                            -                461         461
             -             1,500        1,500    6.59%, 10/15/2025                             -              1,570       1,570
                                                 Total                                     5,466              9,011      14,477
                                                 Federal National Mortgage
                                                 Association--11.7%
           243                 -          243    6.000%, 5/1/2009                            255                  -         255
            20                 -           20    6.000%, 1/1/2014                             21                  -          21
            15                 -           15    6.500%, 4/1/2004                             16                  -          16
             -             5,447        5,447    6.500%, 8/1/28                                -              5,652       5,652
             -             6,721        6,721    6.500%, 8/1/29                                -              6,972       6,972
             -             1,862        1,862    6.500%, 8/1/32                                -              1,930       1,930
             -             3,000        3,000    6.000%, 9/18/26                               -              3,102       3,102
         1,411                 -        1,411    7.000%, 5/1/2024                          1,483                  -       1,483
         2,174                 -        2,174    7.000%, 1/1/2025                          2,302                  -       2,302
         3,925                 -        3,925    7.000%, 2/1/2032                          4,103                  -       4,103
           162                 -          162    7.500%, 2/1/2014                            168                  -         168
            67                 -           67    8.000%, 1/1/2006                             70                  -          70
           110                 -          110    8.000%, 6/1/2008                            116                  -         116
            54                 -           54    8.000%, 1/1/2010                             57                  -          57
            71                 -           71    8.000%, 8/1/2021                             77                  -          77
            47                 -           47    8.250%, 7/1/2009                             50                  -          50
            19                 -           19    8.500%, 3/1/2012                             20                  -          20
            14                 -           14    9.000%, 10/1/2006                            14                  -          14
            26                 -           26    9.750%, 9/1/2017                             29                  -          29
                                                 Total                                     8,781             17,656      26,437
                                                 Government National Mortgage
                                                 Association--3.2%
            22                 -           22    6.500%, 12/15/2003                           22                  -          22
           586                 -          586    7.000%, 5/15/2023                           622                  -         622
           597                 -          597    7.000%, 10/20/2023                          632                  -         632
         2,058                 -        2,058    7.000%, 9/15/2028                         2,171                  -       2,171
             4                 -            4    7.250%, 2/15/2005                             4                  -           4
             9                 -            9    7.250%, 3/15/2005                             9                  -           9
            15                 -           15    7.250%, 3/15/2005                            16                  -          16
            32                 -           32    7.250%, 5/15/2005                            33                  -          33
             5                 -            5    7.250%, 7/15/2005                             5                  -           5
             3                 -            3    7.250%, 10/15/2005                            3                  -           3
             7                 -            7    7.250%, 11/15/2005                            8                  -           8
            17                 -           17    7.250%, 4/15/2006                            18                  -          18
            13                 -           13    7.500%, 12/15/2005                           13                  -          13
            28                 -           28    7.500%, 4/15/2007                            29                  -          29
            37                 -           37    7.500%, 5/15/2007                            39                  -          39
            16                 -           16    7.500%, 6/15/2007                            17                  -          17
             8                 -            8    7.500%, 6/20/2007                             9                  -           9
             8                 -            8    8.000%, 6/15/2006                             9                  -           9
             6                 -            6    8.000%, 8/15/2006                             7                  -           7
            15                 -           15    8.000%, 9/15/2006                            16                  -          16
            73                 -           73    8.000%, 11/15/2006                           77                  -          77
           332                 -          332    8.000%, 9/15/2007                           353                  -         353
            61                 -           61    8.000%, 10/15/2007                           66                  -          66
            41                 -           41    8.000%, 12/15/2009                           45                  -          45
            71                 -           71    8.000%, 2/15/2010                            77                  -          77
            51                 -           51    8.000%, 12/15/2016                           55                  -          55
            10                 -           10    8.000%, 7/15/2024                            11                  -          11
            34                 -           34    8.250%, 6/15/2008                            36                  -          36
            29                 -           29    8.375%, 4/15/2010                            32                  -          32
           188                 -          188    8.500%, 9/15/2008                           202                  -         202
         1,802                 -        1,802    8.500%, 10/15/2008                        1,926                  -       1,926
            85                 -           85    8.500%, 10/20/2009                           91                  -          91
            38                 -           38    8.500%, 11/15/2017                           43                  -          43
            27                 -           27    9.000%, 10/15/2008                           29                  -          29
            54                 -           54    9.000%, 9/15/2016                            61                  -          61
            89                 -           89    9.000%, 11/15/2016                          100                  -         100
           152                 -          152    9.000%, 2/15/2017                           171                  -         171
           194                 -          194    9.000%, 4/20/2023                           214                  -         214
            53                 -           53    9.000%, 10/20/2024                           58                  -          58
                                                 Total                                     7,329                  -       7,329
                                                 Total Mortgage Backed Securities         21,576             26,667      48,243
                                                 (identified cost $46,827)
                                                 Long-Term Municipals--2.1%
         1,074                 -        1,074    Arkansas Development Finance              1,179                  -       1,179
                                                 Authority, 9.750%, 11/15/2005
         1,375                 -        1,375    Boston, MA U.S. Government                1,418                  -       1,418
                                                 Guaranteed Notes, 6.930%,
                                                 8/1/2008
           225                 -          225    Chicago, IL Public Building                 258                  -         258
                                                 Commission, 7.000%, 1/1/2007
           250                 -          250    Connecticut Development                     274                  -         274
                                                 Authority, 8.550%, 8/15/2008
           265                 -          265    Connecticut Municipal Electric              277                  -         277
                                                 Energy Cooperative, 5.700%,
                                                 1/1/2004
           100                 -          100    Greater Orlando (FL) Aviation               112                  -         112
                                                 Authority, 8.250%, 10/1/2004
           185                 -          185    Miami, FL, 8.650%, 7/1/2019                 243                  -         243
           898                 -          898    Tobacco Settlement Financing                959                  -         959
                                                 Corp., 6.360%, 5/15/2025
                                                 Total Long-Term Municipals                4,720                  0       4,720
                                                 (identified cost $4,584)
                                                 U.S. treasury Obligations --23.7%
                                                 U.S. Treasury Inflation
                                                 Index--1.9%
             -             5,000        5,000    3.500%, 1/15/11                               -               5641       5,641
                                                 U.S. Treasury Bonds--9.5%
             -               990          990    5.375%, 2/15/2031                             -               1045       1,045
         8,000                 -        8,000    6.375%, 8/15/2027                         9,373                          9,373
             -             1,500        1,500    7.500%, 11/15/2016                            -               1934       1,934
         6,000                 -        6,000    13.750%, 8/15/2004                        7,279                  -       7,279
                                                 Total                                    16,652               2979      19,631
                                                 U.S. Treasury Notes--12.3%
             -             1,000        1,000    2.125%, 10/31/2004                            -               1009       1,009
                             720          720    3.250%, 8/15/07                               -                736         736
         7,815                 -        7,815    3.625%, 1/15/2008                         8,472                  -       8,472
             -             4,500        4,500    4.375%, 8/15/2012                             -               4671       4,671
                           2,000        2,000    4.625%, 5/15/06                               -               2155       2,155
             -               825          825    4.750%, 11/15/2008                            -                896         896
                           1,385        1,385    5.000%, 8/15/11                               -               1509       1,509
         3,000                 -        3,000    6.500%, 2/15/10                           3,566                  -       3,566
             -             1,500        1,500    6.750%, 5/15/05                               -              1,678       1,678
                                                 Total                                    12,038             12,654      24,692
                                                 Total U.S. Treasury Obligations          28,690             21,274      49,964
                                                 (identified cost $48,229)
                                                 Preferred Stock--0.7%
             -                30           30    Simon Property Group (identified              -              1,515       1,515
                                                 cost $1,513)
                                                 Repurchase Agreement--1.3%
             -             3,000        3,000    First Boston 1.920%, dated                    -              3,000       3,000
                                                 10/31/02, matures 11/1/02
                                                 repurchase price $3,000,160
                                                 (collateralized by U.S. Treasury
                                                 Obligations)
                                                 Mutual Funds--4.1%
             -             4,121        4,121    ARK-Money Market Portfolio, IS                -               4121       4,121
                                                 Cl (at net asset Value)
         5,081                 -        5,081    SSGA Money Market Fund                    5,081                  -       5,081
             1                 -            1    SSGA US Government  Money Market              1                  -           1
                                                 Fund
                                                 Total Mutual Funds (identified            5,082               4121       9,203
                                                 cost $9,203)
                                                 Total Investments (identified           123,588            103,033     226,621
                                                 cost $216,224)



The following acronyms are used throughout this Pro Forma portfolio

Cl--Class
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corp.
FNMA--Federal National Mortgage Asociation
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser-Series
SLMA--Student Loan MarketingAssociation

(See Notes to the Pro Forma Financial Statements)


VISION U.S. Government Bond Fund
ARK U.S. Government Bond Portfolio
Pro Forma Combining Statements of Assets and Liabilities
October 31, 2002 (unaudited)
(in thousands)



                                         VISION       ARK
                                         U.S.         U.S.
                                         Government   Government
                                         Bond         Bond           Pro Forma    Pro Forma
                                         Fund         Portfolio      Adjustment   Combined
Assets:
----------------------------------
Investments in securities, at            $123,588       $103,033             -      226,621
value
----------------------------------
Cash                                            -              -             -            -
----------------------------------
Income receivable                           1,892            871             -        2,763
----------------------------------
Receivable for shares sold                     65             32             -           97
----------------------------------
Receivable for Investments sold                 -              -   *         -            -
----------------------------------
Expense reimbusement from Advisor               -              1             -            1
----------------------------------
Prepaid Expenses                                -              3             -            3
----------------------------------
                                     -------------    -----------    ----------   ----------
     Total assets                         125,545        103,940             -      229,485
----------------------------------   -------------    -----------    ----------   ----------
Liabilities:
----------------------------------
Payable for investments purchased               -              -             -            -
----------------------------------
Income distribution payable                   532            383             -          915
----------------------------------
Payable for shares redeemed                     -              -             -            -
----------------------------------
Accrued expenses                               21             89             -          110
----------------------------------   -------------    -----------    ----------   ----------
     Total liabilities                        553            472             -        1,025
----------------------------------   -------------    -----------    ----------   ----------
Net Assets                               $124,992       $103,468            $-     $228,460
----------------------------------   -------------    -----------    ----------   ----------
Net Assets Consists of:
----------------------------------
Paid in capital                          $120,855       $107,761            $-      228,616
----------------------------------
Net unrealized appreciation
(depreciation)
  of investments                            5,778          4,619             -       10,397
----------------------------------
Accumulated net realized gain
(loss) on
   investments                            (1,093)        (8,960)             -     (10,053)
----------------------------------
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                       (548)             48             -        (500)
----------------------------------   -------------    -----------    ----------   ----------
     Total Net Assets                    $124,992       $103,468            $-
                                                                                   $228,460
----------------------------------   -------------    -----------    ----------   ----------
Institutional Shares                           $-        $99,225            $0      $99,225
Class A Shares                           $124,992         $4,243            $0     $129,235

Net Asset Value, Offering Price
and
   Redemption Proceeds Per Share
----------------------------------
Net Asset Value Per Share
     Institutional Shares                      $-         $10.08                      $9.79
----------------------------------   -------------    -----------    ----------   ----------
     Class A Shares                         $9.79         $10.10                      $9.79
----------------------------------   -------------    -----------    ----------   ----------
Offering Price Per Share
----------------------------------   -------------    -----------    ----------   ----------
     Institutional Shares
----------------------------------   -------------    -----------    ----------   ----------
     Class A Shares                        $10.25 **      $10.58  **               $10.25 **
----------------------------------   -------------    -----------    ----------   ----------
Shares Outstanding:
----------------------------------   -------------    -----------    ----------   ----------
Institutional Shares                            -          9,840           291 (a)   10,131
----------------------------------
Class A Shares                             12,766            420            13 (a)   13,199
----------------------------------
Investments, at identified cost          $117,810        $98,414            $-     $216,224
----------------------------------   -------------    -----------    ----------   ----------


(a) Adjustment to reflect share balance as a result of the combination.

*  Amount rounds to less than one thousand.
* *  Computation of offering price per share 100/95.5 of net asset value.

(See Notes to Pro Forma Financial Statements)



                        VISION U.S. Government Bond Fund
                       ARK U.S. Government Bond Portfolio
                  Pro Forma Combining Statements of Operations
                          October 31, 2002 (unaudited)




                                      VISION             ARK
                                       U.S.              U.S.
                                    Government        Government
                                    Securities           Bond         Pro Forma       Pro Forma
                                       Fund           Portfolio       Adjustment      Combined
Investment Income:
Dividends                                                      174                           174
Interest                                   3,470             2,792  *          -           6,262
Total Investment Income                    3,470             2,966             -           6,436
Expenses:
Investment advisory fee                      434               397          (31)             800
                                                                                 (a)
Administrative personnel and                  53                58          (41)              70
services fee                                                                     (b)
Custodian fees                                 3                10           (7)               6
                                                                                 (c)
Transfer and dividend disbursing
agent
  fees and expenses                           51                12           (8)              55
                                                                                 (d)
Directors' fees                                1                 2             -               3
Auditing fees                                  3                 -             3               6
                                                                                 (e)
Legal fees                                     1                 -             2               3
                                                                                 (e)
Professional fees                                                6           (6)               -
                                                                                 (e)
Portfolio accounting fees                     28                26           (9)              45
                                                                                 (f)
Shareholder services fees -                    -                76            48             124
Institutional Shares                                                             (g)
Shareholder services fees - Class              -                 3           159             162
A Shares                                                                         (g)
Distribution services fee - Class              -                 6           156             162
A Shares                                                                         (h)
Share registration costs                       7                 -            21              28
                                                                                 (i)
Printing and postage                           8                 3             1              12
                                                                                 (j)
Taxes                                          -                 5           (5)               -
                                                                                 (k)
Insurance premiums                             1                 -             4               5
                                                                                 (l)
Miscellaneous                                  1                 4           (2)               3
                                                                                 (m)
     Total expenses                          591               608           285           1,484
Waivers:
Waiver of investment adviser fee               -              (48)            48 (n)           -
Waiver of administrative                       -                 -             -               -
personnel and service fee
Waiver of shareholder services                 -              (20)          (84) (o)       (104)
fee - Institutional Shares
Waiver of shareholder services                 -               (3)         (159) (o)       (162)
fee - Class A Shares
Distribution services fee - Class              -               (1)         (135) (p)       (136)
A Shares
Reimbursement from investment                  -               (8)             8 (q)           -
adviser
     Total waivers                             0              (80)         (322)           (402)
         Net expenses                        591               528          (37)           1,082
            Net investment income          2,879             2,438            37           5,354
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on                  775               523             -           1,298
investments
Net change in unrealized
appreciation (depreciation)
   on investments                          3,459             2,992             -           6,451
     Net realized and unrealized           4,234             3,515             -           7,749
     gain (loss) on investments
          Change in net assets            $7,113            $5,953            37         $13,103
          resulting from operations


* Includes income from securities lending program.





                        VISION U.S. Government Bond Fund
               (formerly, VISION U.S. Government Securities Fund)
                          ARK U.S. Government Bond Fund
              Notes to Pro Forma Combining Statements of Operations
                                October 31, 2002

(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION U.S. Government Bond Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the
"Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period.

(e) Adjustment to reflect the Professional fee reductions of the VISION U.S. Government Bond Fund and the ARK U.S. Government Bond Portfolio due to combining two portfolios into one.

(f) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(g) The VISION Funds have adopted a shareholder services plan on behalf of Class A and Institutional Shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

(h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 of 0.25% due to combining two portfolios into one.

(i) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(j) Adjustment to reflect the Printing and postage costs due to the combining two portfolios into one.

(k) Adjustment to reflect tax costs due to the combining of two portfolios into one.

(l) Adjustment to reflect the Insurance premium costs due to the combining two portfolios into one.

(m) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(n) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(o) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares and Class A Shares.

(p)Adjustment to reflect applicable waiver of distribution (12b-1) fees for Class A Shares .

(q) Adjustment to reflect reduction of fees reimbursed by the adviser which is no longer applicable.


                        VISION U.S. Government Bond Fund
              ( formerly, VISION U.S. Government Securities Fund)
                       ARK U.S. Government Bond Portfolio
                     Notes to Pro Forma Financial Statements
                                October 31, 2002

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of the VISION U.S. Government Bond Fund and ARK U.S. Government Bond Portfolio, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION U.S. Government Bond Fund for shares of the ARK U.S. Government Bond Portfolio. Under generally accepted accounting principles, VISION U.S. Government Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the six months ended October 31, 2002, VISION U.S. Government Bond Fund and ARK U.S. Government Bond Portfolio paid investment advisory fees computed at the annual rate of 0.70% and 0.75%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest

     The Pro Forma net asset value per share assumes the issuance of 10,131 Institutional Shares of the VISION U.S. Government Bond Fund in exchange for 9,840 Institutional Shares of the ARK U.S. Government Bond Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 433 Class A Shares of the VISION U.S. Government Bond Fund in exchange for 420 Class A Shares of the ARK U.S. Government Bond Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.


 Pro Forma Combining Portfolio of Investments
April 30, 2002
(in thousands)




VISION  Short                                                                 VISION  Short
Duration Government   Ark           Pro Forma                                 Duration          ARK Short-Term   Pro Forma
                      Short-Term                                              Government
Bond                  Treasury      Combined                                  Bond Fund         Treasury         Combined
                      Portfolio                                                                 Portfolio
Fund
Principal             Principal     Principal
Amount                Amount        Amount    Collateralized Mortgage
                                              Obligations--22.2%
or Shares             or Shares     or Shares                                 Value             Value          Value
                                              Federal Home Loan Mortgage
                                              Corporation--10.1%
$3,000                 $-           $3,000    Series 2399-PM, REMIC, 5.500%,  $3,083             $-            $3,083
                                              6/15/2010
2,500                  -            2,500     Series 1601-PH, REMIC, 6.000%,  2,578              -             2,578
                                              4/15/2008
1,491                  -            1,491     Series 1197-G, REMIC, 6.750%,   1,522              -             1,522
                                              12/15/2006
1,676                  -            1,676     Series 1295-J, REMIC, 7.500%,   1,728              -             1,728
                                              3/15/2007
3,640                  -            3,640     Series 1154-GB, REMIC, 8.000%,  3,822              -             3,822
                                              10/15/2006
545                    -            545       Series 1253-E, REMIC, 8.000%,   569                -             569
                                              2/15/2007
                                              Total                           13,302             -             13,302
                                              Federal National Mortgage
                                              Association--12.1%
7,900                  -            7,900     Series 1993-52-H, REMIC,        8,122              -             8,122
                                              6.500%, 8/25/2007
1,000                  -            1,000     Series 1997-26-K, REMIC,        1,039              -             1,039
                                              6.600%, 9/18/2010
2,100                  -            2,100     Series 1993-77-H, REMIC,        2,163              -             2,163
                                              6.750%, 11/25/2020
1,333                  -            1,333     Series 1993-37-PH, REMIC,       1,349              -             1,349
                                              7.000%, 1/25/2021
1,247                  -            1,247     Series 1992-43-E, REMIC,        1,304              -             1,304
                                              7.500%, 4/25/2022
1,988                  -            1,988     Series 1991-4-G, REMIC,         2,096              -             2,096
                                              8.250%, 1/25/2006
                                              Total                           16,073             -             16,073
                                              Total Collateralized Mortgage   29,375            0              29,375
                                              Obligations (identified cost
                                              $29,295)
                                              Government Agencies--27.3%
                                              Federal Home Loan Bank--21.7%
5,080                  -            5,080     2.250%, 9/11/2002               5,070              -             5,070
5,000                  -            5,000     5.125%, 9/15/2003               5,150              -             5,150
5,000                  -            5,000     5.375%, 2/15/2006               5,161              -             5,161
2,500                  -            2,500     6.375%, 11/14/2003              2,625              -             2,625
5,000                  -            5,000     6.875%, 8/15/2003               5,258              -             5,258
500                    -            500       7.125%, 2/15/2005               5,414              -             5,414
                                              Total                           28,678             -             28,678
                                              Federal National Mortgage
                                              Association--5.6%
5,000                  -            5,000     6.500%, 8/15/2004               5,309              -             5,309
1,000                  -            1,000     6.580%, 6/24/2004               1,007              -             1,007
1,050                  -            1,050     7.875%, 2/24/2005               1,158              -             1,158
                                              Total                           7,474             0              7,474
                                              Total Government Agencies       36,152             -             36,152
                                              (identified cost $35,761)
                                              Mortgage-Backed Securities--3.0%
                                              Federal Home Loan Mortgage
                                              Corporation--2.6%
1,391                  -            1,391     6.000%, 8/1/2006                1,426              -             1,426
1,066                  -            1,066     9.000%, 4/1/2016                1,134              -             1,134
814                    -            814       9.000%, 6/1/2022                892                -             892
                                              Total                           3,452              -             3,452
                                              Government National Mortgage
                                              Association--0.4%
49                     -            49        8.500%, 2/15/2017               53                 -             53
22                     -            22        8.500%, 4/15/2017               24                 -             24
130                    -            130       8.500%, 7/15/2021               142                -             142
97                     -            97        8.500%, 7/15/2021               106                -             106
120                    -            120       8.500%, 1/15/2023               130                -             130
                                              Total                           455                -             455
                                              Total Mortgage-Backed           3,907             0              3,907
                                              Securities (identified cost
                                              $3,585)
                                              U.S. Treasury Obligations--47.3%
                                              (1)U.S Treasury Bills--0.7%
 -                    97             97       1.710%, 8/5/2002                 -                97             97
 -                    8              8        1.715%, 7/5/2002                 -                8              8
 -                    200            200      1.720%, 8/8/2002                 -                199            199
 -                    102            102      1.725%, 8/15/2002                -                102            102
 -                    8              8        1.735%, 6/13/2002                -                8              8
 -                    129            129      1.740%, 8/15/2002                -                128            128
 -                    31             31       1.750%, 6/20/2002                -                31             31
 -                    100            100      1.760%, 8/22/2002                -                100            100
 -                    173            173      1.790%, 8/15/2002                -                172            172
 -                    131            131      1.905%, 9/5/2002                 -                130            130
                                              Total                            -                975            975

                                              U.S Treasury Bonds--3.2%
 -                    2,000         2,000     10.75%, 2/15/2003                -                2,134          2,134
 -                    2,000         2,000     10.75%, 5/15/2003                -                2,171          2,171
                                              Total                            -                4,305          4,305


                                              U.S Treasury Notes--43.4%
10,000                 -            10,000    3.000%, 11/30/2003              10,019             -             10,019
 -                     3,000        3,000     4.250%, 3/31/2003                -                3,063          3,063
 -                     1,000        1,000     4.250%, 11/15/2003               -                1,019          1,019
 -                     918          918       4.625%, 2/28/2003                -                937            937
 -                     4,500        4,500     5.250%, 5/15/2004                -                4,677          4,677
 -                     2,000        2,000     5.500%, 2/28/2003                -                2,055          2,055
5,000                  5,000        10,000    5.750%, 11/15/2005              5,274              5,170         10,444
 -                     9,000        9,000     5.875%, 2/15/2004                -                9,496          9,496
3,000                  2,000        5,000     5.875%, 11/15/2004              3,166             2,097          5,263
 -                     500          500       6.000%, 8/15/2004                -                528            528
 -                     9,000        9,000     7.500%, 2/15/2005                -                9,904          9,904
                                              Total                            18,459            38,946         57,405
                                              Total U.S. Treasury             18,459            44,226         62,685
                                              Obligations (identified cost
                                              $61,778)
                                              Mutual Fund--0.2%
313                    -            313       Seven Seas Money Market Fund    313                -             313
                                              (AT NET ASSET VALUE)
                                              Total Investments (identified   $88,206           $44,226        $132,432
                                              cost $130,732)




(1) The effective yield at time of purchase is shown as the rate on the Portfolio of Investments.

(2)  The cost of investments for federal tax purposes amounts to $130,732. Note:
     The categories of investments are shown as a percentage of net assets ($133,783) at April 30, 2002.

 (See Notes to the Pro Forma Financial Statements)



 VISION Short Duration Government Bond Fund
ARK Short-Term Treasury Fund
Pro Forma Combining Statements of Assets and Liabilities
April 30, 2002
(in thousands)



                                  VISION Short      ARK
                                    Duration    Short-Term
                                   Government    Treasury   Pro Forma      Pro Forma
                                    Bond Fund      Fund     Adjustment     Combined
Assets:
Investments in securities, at           $88,206     $44,226         -         132,432
value
Cash                                          -           1         -               1
Income receivable                           963         756         -           1,719
Receivable for shares sold                   93          10         -             103
Receivable for Investments sold               -           -         -               -
Expense reimbusement from Advisor             -           -         -               -
Prepaid Expenses                              -           1         -               1
     Total assets                        89,262      44,994         -         134,256
Liabilities:
Payable for investments purchased             -           -         -               -
Income distribution payable                 231         103         -             334
Payable for shares redeemed                   -          99         -              99
Accrued expenses                             17          23         -              40
     Total liabilities                      248         225         -             473
Net Assets                              $89,014     $44,769        $-        $133,783
Net Assets Consists of:
Paid in capital                         $89,986     $43,598        $-         133,584
Net unrealized appreciation
(depreciation)
  of investments                            978         722         -           1,700
Accumulated net realized gain
(loss) on
   investments                          (1,929)         447         -         (1,482)
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                      (21)           2         -            (19)
     Total Net Assets                   $89,014     $44,769        $-        $133,783
Institutional Shares                    $89,014     $36,404        $0        $125,418
Class A Shares                               $-      $8,365        $0          $8,365

Net Asset Value, Offering Price
and
   Redemption Proceeds Per Share
Net Asset Value Per Share
     Institutional Shares                 $9.80      $10.31                     $9.80
     Class A Shares                          $-      $10.30                     $9.80
Shares Outstanding:
Institutional Shares                      9,080       3,532       184 (a)      12,796
Class A Shares                                -         812        41 (a)         853
Investments, at identified cost         $87,229     $43,503        $-        $130,732





(a)  Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)



                                 VISION Short Duration Government Bond Fund
                                            ARK Short-Term Treasury Fund
                                    Pro Forma Combining Statements of Operations
                                              Year Ended April 30, 2002




                                   VISION Short     ARK
                                   Duration         Short-Term
                                   Government       Treasury     Pro Forma      Pro Forma
                                   Bond Fund        Fund         Adjustment     Combined
Investment Income:
Interest                            3,469            2,209        -              5,678
Expenses:
Investment advisory fee             402              157          244            803
                                                                            (a)
Administrative personnel and        57               64           (20)           101
services fee                                                                (b)
Custodian fees                      3                9            (4)            8
                                                                            (c)
Transfer and dividend disbursing
agent
  fees and expenses                 24               8            36             68
                                                                            (d)
Directors' fees                     1                1            (1)            1
                                                                            (e)
Auditing fees                       4                -            -              4
Legal fees                          3                -            -              3
Professional Fees                   -                18           (18)           -
                                                                            (f)
Portfolio accounting fees           30               -            35             65
                                                                            (g)
Distribution services fee - Class   -                36           (15)           21
A Shares                                                                    (h)
Shareholder services fees -         62               54           197            313
Institutional Shares                                                        (i)
Shareholder services fees - Class   -                13           8              21
A Shares                                                                    (i)
Share registration costs            10               5            36             51
                                                                            (j)
Printing and postage                6                2            10             18
                                                                            (k)
Taxes                               -                -            -              -
Insurance premiums                  2                -            -              2
Miscellaneous                       4                4            (4)            4
                                                                            (l)
     Total expenses                 608              371          504            1,483
Waivers:
Waiver of investment adviser fee   (134)            (10)          (3)       (m)  (147)
Waiver of administrative            -               (3)           3         (n)  -
personnel and service fee
Distribution services fee - Class   -               (14)          11        (o)  (3)
A Shares
Waiver of shareholder services      (50)            (32)          (231)     (p)  (313)
fee - Institutional Shares
Waiver of shareholder services      -               (13)          (8)       (p)  (21)
fee - Class A Shares
Reimbursement from investment       -               (1)           1         (q)  -
adviser
     Total waivers                 (184)            (73)         (227)          (484)
         Net expenses              424              298          277            999
            Net investment income  3,045            1,911        (277)          4,679
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on         49               672          -              721
investments
Net change in unrealized
appreciation (depreciation)
   on investments                   533              (113)        -              420
     Net realized and unrealized    582              559          -              1,141
gain (loss) on investments
          Change in net assets      $3,627           $2,470       (277)          $5,820
resulting from operations


(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)





                   VISION Short Duration Government Bond Fund
     (formerly, VISION Institutional Limited Duration U.S. Government Fund)
                        ARK Short-Term Treasury Portfolio
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



     (a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.60% of the VISION Short Duration Government Bond Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

     (b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the
"Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

     (c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

     (d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

     (e) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

     (f) Adjustment to reflect the Professional fee reductions of the ARK Short-Term Treasury Portfolio due to combining two portfolios into one.

     (g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. Adjustment is due to the combining of two portfolios into one.

     (h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 of 0.25% due to combining two portfolios into one.

     (i) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

     (j) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

     (k) Adjustment to reflect the printing and postage expense reduction due to combining two portfolios into one.

     (l) Miscellaneous expenses are reduced to reflect estimated savings to be realized by combining two portfolios into one.

     (m) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

     (n) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

     (o) Adjustment to reflect reduction of waiver of distribution (12b-1) fees.

     (p) Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

     (q) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.





                   VISION Short Duration Government Bond Fund
      (formerly VISION Institutional Limited Duration U.S. Government Fund)
                        ARK Short-Term Treasury Portfolio
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of VISION Short Duration Government Bond Fund and ARK Short-Term Treasury Portfolio, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Short Duration Government Bond Fund for shares of ARK Short-Term Treasury Portfolio. Under generally accepted accounting principles, VISION Short Duration Government Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, VISION Short Duration Government Bond Fund and ARK Short-Term Treasury Portfolio paid investment advisory fees computed at the annual rate of 0.60% and 0.35%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 3,716 shares of the VISION Short Duration Government Bond Fund (formerly, VISION Institutional Limited Duration U.S. Government Fund), Institutional I Shares in exchange for 3,532 shares of the ARK Short-Term Treasury Portfolio, Institutional I Shares which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 853 shares of the VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund), Class A Shares in exchange for 812 shares of the ARK Short-Term Treasury Portfolio, Class A Shares which would have been issued at April 30, 2002 in connection with the proposed reorganization.


 Pro Forma Combining Portfolio of Investments
October 31, 2002 (unaudited)
(in thousands)



VISION                                                                           VISION
Short                                                                            Short
Duration        Ark           Pro Forma                                          Duration    Ark Short-Term  Pro Forma
                Short-Term
Government      Treasury      Combined                                           Government  Treasury        Combined
                Portfolio                                                                    Portfolio
Bond Fund                                                                        Bond
Principal       Principal     Principal                                          Fund
Amount          Amount        Amount         Collateralized Mortgage
                                             Obligations--23.9%
or Shares       or Shares     or Shares                                          Value       Value          Value
                                             Federal Home Loan Mortgage
                                             Corporation--13.8%
$3,000           $-           $3,000         Series 2399-PM, REMIC, 5.500%,      $3,105       $-            $3,105
                                             6/15/2010
5,000            -            5,000          Series 2456-CB, REMIC, 5.500%,      5,157        -             5,157
                                             9/15/2016
2,086            -            2,086          Series 1601-PH, REMIC, 6.000%,      2,179        -             2,179
                                             4/15/2008
7,000            -            7,000          Series 1638-E, REMIC, 6.250%,       7,444        -             7,444
                                             4/15/2023
787              -            787            Series 1197-G, REMIC, 6.750%,       794          -             794
                                             12/15/2006
1,125            -            1,125          Series 1295-J, REMIC, 7.500%,       1,144        -             1,144
                                             3/15/2007
2,784            -            2,784          Series 1154-GB, REMIC, 8.000%,      2,874        -             2,874
                                             10/15/2006
405              -            405            Series 1253-E, REMIC, 8.000%,       416          -             416
                                             2/15/2007
                                             Total                               23,113       -             23,113
                                             Federal National Mortgage
                                             Association--7.0%
5,974            -            5,974          Series 1993-52-H, REMIC, 6.500%,    6,104        -             6,104
                                             8/25/2007
1,000            -            1,000          Series 1997-26-K, REMIC, 6.600%,    1,033        -             1,033
                                             9/18/2010
1,963            -            1,963          Series 1993-77-H, REMIC, 6.750%,    2,011        -             2,011
                                             11/25/2020
985              -            985            Series 1992-43-E, REMIC, 7.500%,    1,054        -             1,054
                                             4/25/2022
1,448            -            1,448          Series 1991-4-G, REMIC, 8.250%,     1,522        -             1,522
                                             1/25/2006
                                             Total                               11,724       -             11,724
                                             Government National Mortgage
                                             Association--3.1%
5,000            -            5,000          5.000%, 7/20/2024                   5,162        -             5,162
                                             Total Collateralized Mortgage       39,999                     39,999
                                             Obligations (identified cost
                                             $39,627)
                                             Government Agencies--23.6%
                                             Federal Home Loan Bank--17.6%
5,000            -            5,000          3.500%, 8/15/2006                   5,116        -             5,116
5,000            -            5,000          4.540%, 8/1/2007                    5,182        -             5,182
5,000            -            5,000          5.375%, 2/15/2006                   5,430        -             5,430
5,000            -            5,000          5.945%, 7/28/2008                   5,617        -             5,617
2,500            -            2,500          6.375%, 11/14/2003                  2,626        -             2,626
5,000            -            5,000          7.125%, 2/15/2005                   5,554        -             5,554
                                             Total                               29,525       -             29,525
                                             Federal National Mortgage
                                             Association--6.0%
9,500            -            9,500          5.420%, 4/4/2007                    10,094       -             10,094
                                             Total Government Agencies           39,619       -             39,619
                                             (identified cost $38,393)
                                             Mortgage-Backed Securities--1.9%
                                             Federal Home Loan Mortgage
                                             Corporation--1.2%
1,000            -            1,000          6.000%, 8/1/2006                    1,042        -             1,042
915              -            915            9.000%, 4/1/2016                    991          -             991
                                             Total                               2,033        -             2,033
                                             Federal National Mortgage
                                             Association--0.5%
751              -            751            9.000%, 6/1/2022                    830          -             830
                                             Government National Mortgage
                                             Association--0.2%
38               -            38             8.500%, 2/15/2017                   43           -             43
14               -            14             8.500%, 4/15/2017                   16           -             16
81               -            81             8.500%, 7/15/2021                   90           -             90
129              -            129            8.500%, 7/15/2021                   142          -             142
97               -            97             8.500%, 1/15/2023                   106          -             106
                                             Total                               397          -             397
                                             Total Mortgage-Backed Securities    3,260        -             3,260
                                             (identified cost $3,169)
                                             U.S. Treasury Obligations--43.9%
                                             (1)U.S Treasury Bills--1.0%
 -              38             38            1.350%, 11/14/2002                   -          38             38
 -              174            174           1.380%, 12/12/2002                   -          174            174
 -              35             35            1.390%, 12/19/2002                   -          35             35
 -              369            369           1.400%, 2/20/2003                    -          367            367
 -              2              2             1.400%, 2/13/2003                    -          2              2
 -              52             52            1.400%, 2/6/2003                     -          52             52
 -              473            473           1.410%, 4/17/2003                    -          470            470
 -              153            153           1.410%, 3/13/2003                    -          152            152
 -              45             45            1.410%, 11/29/2002                   -          45             45
 -              100            100           1.420%, 12/26/2002                   -          100            100
 -              320            320           1.430%, 1/23/2003                    -          319            319
                                             Total                                -          1,754          1,754

                                             U.S Treasury Bonds--2.5%
 -              2,000         2,000          2.875%, 6/30/2004                    -          2,053          2,053
 -              2,000         2,000          3.625%, 3/31/2004                    -          2,100          2,100
                                             Total                                -          4,153          4,153


                                             U.S Treasury Notes--43.9%
5,000            -            5,000          2.875%, 6/30/2004                   5,106        -             5,106
5,000            -            5,000          3.625%, 3/31/2004                   5,150        -             5,150
 -               1,000        1,000          4.250%, 3/31/2003                    -          3,089          3,089
 -               3,000        3,000          4.250%, 11/15/2003                   -          1,012          1,012
 -               4,500        4,500          5.250%, 5/15/2004                    -          4,755          4,755
 -               5,000        5,000          5.750%, 4/30/2003                    -          5,109          5,109
5,000            -            5,000          5.750%, 11/15/2005                  5,531        -             5,531
 -               2,000        2,000          5.875%, 2/15/2004                    -          2,114          2,114
3,000            9,000        12,000         5.875%, 11/15/2004                  3,250       9,750          13,000
 -               500          500            6.000%, 8/15/2004                    -          539            539
 -               13,000       13,000         6.500%, 8/15/2005                    -          14,571         14,571
3,000            -            3,000          6.750%, 5/15/2005                   3,357                      3,357
 -               9,000        9,000          7.500%, 2/15/2005                    -          10,141         10,141
                                             Total                                22,394      51,080        73,474
                                             Total U.S. Treasury Obligations     22,394      56,987         79,381
                                             (identified cost $77,340)
                                             Mutual Fund--3.1%
5,258            -            5,258          Seven Seas Money Market Fund (AT    5,258        -             5,258
                                             NET ASSET VALUE)
                                             Total Investments (identified cost  $110,530    $56,987        $167,517
                                             $163,787)




(1) The effective yield at time of purchase is shown as the rate on the Portfolio of Investments.

(2)  The cost of investments for federal tax purposes amounts to $163,787..

Note:The  categories  of  investments  are shown as a  percentage  of net assets
     ($167,517) at October 31, 2002.

(See Notes to the Pro Forma Financial Statements)



                   VISION Short Duration Government Bond Fund
                          ARK Short-Term Treasury Fund
            Pro Forma Combining Statements of Assets and Liabilities
                          October 31, 2002 (unaudited)
                                 (in thousands)





                                    VISION Short       ARK
                                      Duration     Short-Term
                                  Government Bond   Treasury    Pro Forma       Pro Forma
                                        Fund          Fund     Adjustment        Combined
Assets:
----------------------------------
Investments in securities, at             $110,530     $56,987           -          167,517
value
----------------------------------
Cash                                           104           -           -              104
----------------------------------
Income receivable                            1,013         915           -            1,928
----------------------------------
Receivable for shares sold                       -          42           -               42
----------------------------------
Receivable for Investments sold                  -           -           -                -
----------------------------------
Expense reimbusement from Advisor                -           1           -                1
----------------------------------
Prepaid Expenses                                 -           1           -                1
----------------------------------
                                  -----------------------------------------    -------------
     Total assets                          111,647      57,946           -          169,593
---------------------------------------------------------------------------    -------------
Liabilities:
----------------------------------
Payable for investments purchased              402           -           -              402
----------------------------------
Income distribution payable                  5,104         146           -            5,250
----------------------------------
Payable for shares redeemed                      -          28           -               28
----------------------------------
Accrued expenses                                 3          36           -               39
---------------------------------------------------------------------------    -------------
     Total liabilities                       5,509         210           -            5,719
---------------------------------------------------------------------------    -------------
Net Assets                                $106,138     $57,736          $-         $163,874
---------------------------------------------------------------------------    -------------
Net Assets Consists of:
----------------------------------
Paid in capital                           $105,716     $55,725          $-          161,441
----------------------------------
Net unrealized appreciation
(depreciation)
  of investments                             2,227       1,503           -            3,730
----------------------------------
Accumulated net realized gain
(loss) on
   investments                             (1,342)         506           -            (836)
----------------------------------
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                        (463)           2           -            (461)
---------------------------------------------------------------------------    -------------
     Total Net Assets                     $106,138     $57,736          $-         $163,874
---------------------------------------------------------------------------    -------------
Institutional Shares                      $106,138     $47,246          $0         $153,384
Class A Shares                                   -     $10,490          $0          $10,490

Net Asset Value, Offering Price
and
   Redemption Proceeds Per Share
----------------------------------
Net Asset Value Per Share
     Institutional Shares                    $9.94      $10.47                        $9.94
---------------------------------------------------------------------------    -------------
     Class A Shares                             $-      $10.47                        $9.94
---------------------------------------------------------------------------    -------------
Shares Outstanding:
---------------------------------------------------------------------------    -------------
Institutional Shares                        10,675       4,510         240 (a)       15,425
----------------------------------
Class A Shares                                   -       1,002          53 (a)        1,055
----------------------------------
Investments, at identified cost           $108,302     $55,485          $-         $163,787
---------------------------------------------------------------------------    -------------



(a) Adjustment to reflect share balance as a result of the combination. (See Notes to Pro Forma Financial Statements)



 VISION Short Duration Government Bond Fund
ARK Short-Term Treasury Fund
Pro Forma Combining Statements of Operations
Six Months Ended October 31, 2002 (unaudited)






                                      VISION Short     ARK
                                        Duration   Short-Term
                                       Government   Treasury   Pro Forma     Pro Forma
                                       Bond Fund      Fund     Adjustment    Combined
Investment Income:
Interest                                     2,169       1,051         -         3,220
     Total investment income                 2,169       1,051                   3,220
Expenses:
Investment advisory fee                        297          93       101           491
                                                                         (a)
Administrative personnel and                    43          36      (28)            51
services fee                                                             (b)
Custodian fees                                   3           6       (5)             4
                                                                         (c)
Transfer and dividend disbursing                                                     -
agent
  fees and expenses                             23          13       (2)            34
                                                                         (d)
Directors' fees                                  1           1       (1)             1
                                                                         (e)
Auditing fees                                    3           -         -             3
Legal fees                                       1           -         -             1
Professional Fees                                -           3       (3)             -
                                                                         (f)
Portfolio accounting fees                       22          26        17            65
                                                                         (g)
Distribution services fee - Class A              -          19       (6)            13
Shares                                                                   (h)
Shareholder services fees -                    123          33        35           191
Institutional Shares                                                     (i)
Shareholder services fees - Class A              -           7         6            13
Shares                                                                   (i)
Share registration costs                         8           1        17            26
                                                                         (j)
Printing and postage                             7           2         -             9
Taxes                                            -           -         -             -
Insurance premiums                               1           -         -             1
Miscellaneous                                    6           2       (2)             6
                                                                         (k)
     Total expenses                            538         242       129           909
Waivers:
Waiver of investment adviser fee              (99)        (12)        21 (l)      (90)
Distribution services fee - Class A              -         (7)       (1) (m)       (8)
Shares
Waiver of shareholder services fee -          (99)        (20)      (72) (n)     (191)
Institutional Shares
Waiver of shareholder services fee -             -         (7)       (6) (n)      (13)
Class A Shares
Reimbursement from investment adviser            -         (7)         7 (o)         -
     Total waivers                           (198)        (53)      (51)         (302)
         Net expenses                          340         189        78           607
            Net investment income            1,829         862      (78)         2,613
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on                    586          59         -           645
investments
Net change in unrealized
appreciation (depreciation)
   on investments                            1,250         781         -         2,031
     Net realized and unrealized             1,836         840         -         2,676
gain (loss) on investments
          Change in net assets              $3,665      $1,702      (78)        $5,289
resulting from operations




(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)







                   VISION Short Duration Government Bond Fund
      (formerly VISION Institutional Limited Duration U.S. Government Fund)
                        ARK Short-Term Treasury Portfolio
              Notes to Pro Forma Combining Statements of Operations
                  Six Months Ended October 31, 2002 (unaudited)



     (a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.60% of the VISION Short-Term Government Bond Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

     (b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the
"Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

     (c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

     (d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

     (e) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

     (f) Adjustment to reflect the Professional fee reductions of the ARK Short-Term Treasury Portfolio due to combining two portfolios into one.

     (g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. Adjustment is due to the combining of two portfolios into one.

     (h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 of 0.25% due to combining two portfolios into one.

     (i) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

     (j) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

     (k) Miscellaneous expenses are reduced to reflect estimated savings to be realized by combining two portfolios into one.

     (l) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

     (m)Adjustment to reflect reduction of waiver of distribution (12b-1) fees.

     (n)Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

     (o)Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.





                   VISION Short Duration Government Bond Fund
         (formerly Institutional Limited Duration U.S. Government Fund)
                        ARK Short-Term Treasury Portfolio
                     Notes to Pro Forma Financial Statements
                          October 31, 2002 (unaudited)

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of VISION Short Duration Government Bond Fund and ARK Short-Term Treasury Portfolio, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Institutional Limited Duration U.S. Government Fund for shares of ARK Short-Term Treasury Portfolio. Under generally accepted accounting principles, VISION Short Duration Government Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the six months ended October 31, 2002, VISION Short Duration Government Bond Fund and ARK Short-Term Treasury Portfolio paid investment advisory fees computed at the annual rate of 0.60% and 0.35%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 4,750 shares of the VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund), Institutional I Shares in exchange for 4,510 shares of the ARK Short-Term Treasury Portfolio, Institutional I Shares which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 1,055 shares of the VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund), Class A Shares in exchange for 1,002 shares of the ARK Short-Term Treasury Portfolio, Class A Shares which would have been issued at October 31, 2002 in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
April 30, 2002
in thousands




VISION       ARK     ARK                                                             VISION   ARK      ARK
Money        Money   Prime                                                           Money    Money    Prime Cash
                     Cash
Market       Market  ManagementPro                                                   Market   Market   Management Pro
                               Forma                                                                              Forma
Fund         PortfoliPortfolio Combined                                              Fund     PortfolioPortfolio  Combined
Asset-Backed Securities - 2.5%
 -            8,922   -         8,922          Chase Manhattan Auto Owner Trust,      -        8,922    -          8,922
                                               Series 2001-B, Class A1, 2.18%,
                                               11/15/2002
 -            5,119   -         5,119          Ford Credit Auto Owner Trust, Series   -        5,119    -          5,119
                                               2002-A, Class A1, 1.82%, 10/15/2002
 -                    -         22,455         Ford Credit Auto Owner Trust, Series   -        22,455   -          22,455
             22,455                            2002-B, Class A1, 2.01%, 12/16/2002
 -                    -         16,835         Honda Auto Receivables Owner Trust,    -        16,835   -          16,835
             16,835                            Series 2001-3, Class A1, 2.389%,
                                               11/8/2002
 -                    -         29,719         Honda Auto Receivables Owner Trust,    -        29,719   -          29,719
             29,719                            Series 2002-1, Class A1, 1.82%,
                                               2/18/2003
                                               Total Asset-Backed Securities (at      -        83,050   -          83,050
                                               amortized cost)
Corporate Obligations - 47.0%
 Asset Backed - 3.8%
 50,000       -       -         50,000    (1)  Apreco, Inc, 1.77%, 5/28/2002                   $-       $-
                                                                                     $49,934                      $49,934
 75,000       -       -         75,000    (1)  CIESCO LP, 1.76% - 1.81%, 5/7/2002 -            $-       $-
                                               6/24/2002                             $74,874                      $74,874
                                                    Total                                      -        -
                                                                                     124,808                      124,808
 Banking - 3.5%
 22,000       -       -         22,000    (1)  Commerzbank U.S. Finance, Inc.,        21,968   -        -          21,968
                                               (Guaranteed by Commerzbank AG,
                                               Frankfurt), 1.900%, 5/28/2002
 45,000       -       -         45,000    (1)  Toronto Dominion Holdings (USA),       44,967   -        -          44,967
                                               Inc., (Guaranteed by Toronto
                                               Dominion Bank), 1.900%, 5/15/2002
 50,000       -       -         50,000    (1)  Wells Fargo & Co., 1.760%, 7/19/2002   49,807   -        -          49,807
                                                    Total                                      -        -
                                                                                     116,742                      116,742
 Capital Equipment and Services - 0.9%
 30,000       -       -         30,000    (1)  Deere (John) Capital Corp., 1.650%,    29,897   -        -          29,897
                                               7/15/2002
 Consumer Discretionary - 0.3%
 -            8,600   1,000     9,600          Target, 9.75%, 7/1/2002                -        8,682    1,010      9,692
 Diversified Financials - 2.2%
 75,000       -       -         75,000    (1)  General Electric Capital Corp.,        74,369   -        -          74,369
                                               1.930% - 2.050%, 9/3/2002 -
                                               11/25/2002
 Financial Retail - 1.8%
 60,000       -       -         60,000         American Express Credit Corp.,         59,842   -        -          59,842
                                         (1)(2)1.820% - 1.900%, 5/3/2002 - 8/7/2002
 Financial Services - 6.3%
 45,000       -       -         45,000    (1)  Asset Securitization Cooperative       44,921   -        -          44,921
                                               Corp., 1.800%, 6/5/2002
 75,000       -       -         75,000    (1)  Citicorp, 1.750%, 6/10/2002            74,854   -        -          74,854
 45,000       -       -         45,000    (1)  Nestle Capital Corp., 2.110%,          44,821   -        -
                                               7/8/2002                                                           119,775
 45,000       -       -         45,000    (1)  Verizon Global Funding, 1.820%,        44,971   -        -          44,971
                                               5/14/2002
                                                    Total                                      -        -
                                                                                     209,567                      209,567
 Financials - 16.4%
 -                    -         10,000         American Express Centurion, 1.85%,     -        10,000   -          10,000
             10,000                            3/12/2003
 -            5,000   -         5,000          Associates NA, 6.50%, 7/15/2002        -        5,044    -          5,044
 -            9,240   -         9,240          Bank of America, 7.75%, 7/15/2002      -        9,309    -          9,309
 -                    -         11,900         Bank of America, 10.00%, 2/1/2003      -        12,530   -          12,530
             11,900
 -                    -         14,000    (2)  Bank of America NA, 2.10%, 12/9/2002   -        14,016   -          14,016
             14,000
 -                    -         11,715         Bank One, 6.40%, 8/1/2002              -        11,802   -          11,802
             11,715
 -            9,500   1,850     11,350         Bank One, 7.25%, 8/1/2002              -        9,616    1,872      11,488
 -                    -         23,000    (3)  Beta Finance MTN, 4.17%, 5/10/2002     -        23,000   -          23,000
             23,000
 -            1,000   -         1,000     (2)  Capital One Funding, Series 1995-C,    -        1,000    -          1,000
                                               2.00%, 10/1/2015
 -            1,500   -         1,500     (2)  Capital One Funding, Series 1996-H,    -        1,500    -          1,500
                                               2.00%, 10/1/2021
 -            5,150   -         5,150          CIT Group, 6.375%, 8/1/2002            -        5,178    -          5,178
 -            4,305   -         4,305          Citicorp, 8.00%, 2/1/2003              -        4,477    -          4,477
 -                    -         14,000         Citigroup, Series A, MTN, 7.45%,       -        14,049   -          14,049
             14,000                            6/6/2002
 -            8,050   -         8,050          First Union, 7.30%, 12/1/2002          -        8,259    -          8,259
 -                    -         25,000    (2)  FleetBoston Financial, Series P,       -        25,000   -          25,000
             25,000                            MTN, 2.00%, 5/1/2002
 -                    -         10,000         Goldman Sachs Group, 2.16%, 5/13/2003  -        10,000   -          10,000
             10,000                      (2)(3)
 -            4,930   -         4,930     (3)  Goldman Sachs Group, 6.25%, 2/1/2003   -        5,064    -          5,064
 -                    2,000     32,000    (3)  Goldman Sachs Group, 6.60%, 7/15/2002  -        30,288   2,019      32,307
             30,000
 -            9,000   2,000     11,000         Heller Financial, 6.40%, 1/15/2003     -        9,234    2,052      11,286
 -            1,500   -         1,500          Household Finance, 5.875%, 11/1/2002   -        1,546    -          1,546
 -            3,500   -         3,500          Household Finance, 6.875%, 3/1/2003    -        3,612    -          3,612
 -            3,000   -         3,000          Household Finance, 7.625%, 1/15/2003   -        3,046    -          3,046
 -            2,950   -         2,950     (2)  Household Finance, MTN, 2.33%,         -        2,951    -          2,951
                                               4/4/2003
 -            3,865   -         3,865          Household Finance, MTN, 6.125%,        -        3,891    -          3,891
                                               7/15/2002
 -                    2,000     32,000    (2)  Household Finance, Series 3, MTN,      -        30,000   2,000      32,000
             30,000                            1.92%, 9/26/2002
 -                    -         10,000         John Deere Capital, Series D, MTN,     -        10,000   -          10,000
             10,000                            4.17%, 6/10/2002
 -            2,000   -         2,000          JP Morgan Chase, 7.50%, 2/1/2003       -        2,071    -          2,071
 -            5,000   -         5,000          Lehman Brothers Holdings, 7.00%,       -        5,071    -          5,071
                                               10/1/2002
 -            9,500   -         9,500          Lehman Brothers Holdings, 8.75%,       -        9,517    -          9,517
                                               5/15/2002
 -            3,600   1,000     4,600          Lehman Brothers Holdings, Series D,    -        3,638    1,011      4,649
                                               MTN, 7.85%, 8/12/2002
 -            9,130   -         9,130          Lehman Brothers Holdings, Series F,    -        9,499    -          9,499
                                               MTN, 7.00%, 5/15/2003
 -                    1,700     17,000    (2)  Merrill Lynch, Series B, MTN,          -        15,300   1,700      17,000
             15,300                            1.92%,1/7/2003
 -                    800       14,600         Merrill Lynch, Series B, MTN, 4.21%,   -        13,800   800        14,600
             13,800                            6/5/2002
 -                    -         25,000         Morgan Stanley, Dean Witter, 1.87%,    -        25,000   -          25,000
             25,000                            5/28/2002
 -                    -         26,325         PNC Funding, 6.95%, 9/1/2002           -        26,691   -          26,691
             26,325
 -            4,340   1,000     5,340          Salomon Smith Barney Holdings,         -        4,449    1,025      5,474
                                               6.125%, 1/15/2003
 -                    -         24,150    (2)  Salomon Smith Barney Holdings,         -        24,162   -          24,162
             24,150                            Series I, MTN, 2.04%, 8/7/2002
 -                    2,000     25,000         Sigma Finance, 1.90%, 10/23/2002       -        23,000   2,000      25,000
             23,000
 -                    -         25,000         Sigma Finance, 2.57%, 10/7/2002        -        25,000   -          25,000
             25,000
 -                    -         25,000         Verizon Global, 2.06%, 4/14/2003       -        24,997   -          24,997
             25,000
 -                    -         12,200         Wachovia, 8.00%, 11/15/2002            -        12,570   -          12,570
             12,200
 -                    -         10,000    (2)  Wells Fargo Bank NA, 1.805%,           -        9,997    -          9,997
             10,000                            1/15/2003
 -                    1,000     30,000         Wells Fargo Financial, 6.375%,         -        29,149   1,005      30,154
             29,000                            7/16/2002
                                                    Total                             -                 15,484
                                                                                              528,323             543,807
 Financials (Miscellaneous Business Services) - 0.5%
 -            4,870   -         4,870     (2)  Bob Sumerel Tire, Series 1999,         -        4,870    -          4,870
                                               2.10%, 4/1/2019
 -            9,700   -         9,700     (2)  Elsinore Properties LP, Series 1999,   -        9,700    -          9,700
                                               2.10, 1/1/2029
 -            1,100   -         1,100     (2)  Trap Rock Industry, Series 1997,       -        1,100    -          1,100
                                               1.90%, 10/1/2012
                                                    Total                             -        15,670   -          15,670
 Food & Beverage - 3.5%
 45,000       -       -         45,000    (1)  Coca-Cola Co., 1.760%, 5/24/2002       44,949   -        -          44,949
 72,000       -       -         72,000    (1)  Kraft Foods, Inc., 1.760%, 5/9/2002    71,972   -        -          71,972
                                                    Total                                      -        -
                                                                                     116,921                      116,921
 Insurance - 5.4%
 100,000      -       -         100,000   (1)  American General Finance Corp.,        99,978   -        -          99,978
                                               1.760% - 1.780%, 5/1/2002 - 5/10/2002
 35,000       -       -         35,000    (1)  Prudential Funding LLC, 2.020%,        34,996   -        -          34,996
                                               5/3/2002
 45,000       -       -         45,000    (1)  Transamerica Finance Corp., 1.850%,    44,935   -        -          44,935
                                               5/29/2002
                                                    Total                                      -        -
                                                                                     179,909                      179,909
 Oil & Gas - 1.3%
 45,000       -       -         45,000    (1)  ChevronTexaco Corp., 1.760%,           44,934   -        -          44,934
                                               5/31/2002
 Pharmaceuticals - 1.1%
 35,000       -       -         35,000    (1)  Abbott Laboratories, 1.720%, 6/4/2002  34,943   -        -          34,943
                                               Total Corporate Obligations (at                          16,494
                                               amortized cost)                       991,932  552,675             1,561,101
U.S. Government Agencies - 9.9%
 Federal National Mortgage Association - 7.1%
 30,000       -       -         30,000    (1)  1.735%, 6/13/2002                      29,938   -        -          29,938
 30,000       -       -         30,000    (1)  1.855%, 8/21/2002                      29,827   -        -          29,827
 50,000       -       -         50,000    (1)  2.010%, 8/19/2002                      49,693   -        -          49,693
 100,000      -       -         100,000   (1)  2.320%, 6/27/2002                      99,633   -        -          99,633
 27,000       -       -         27,000    (1)  2.370%, 12/13/2002                     26,598   -        -          26,598
                                                    Total                                      -        -
                                                                                     235,689                      235,689
 Federal Home Loan Bank System - 0.7%
 25,000       -       -         25,000    (1)  1.730%, 5/16/2002                      24,982   -        -          24,982
 Federal Home Loan Mortgage Corporation - 0.7%
 22,000       -       -         22,000    (1)  1.910%, 9/27/2002                      21,826   -        -          21,826
 Student Loan Marketing Association - 1.4%
 45,000       -       -         45,000    (1)  1.820%, 3/21/2003                      44,992   -        -          44,992
                                               Total U.S. Government Agencies (at              -        -
                                               amortized cost)                       327,489                      327,489
Notes - Variable - 2.4%
 80,000       -       -         80,000    (4)  Morgan Stanley, Dean Witter & Co.,     80,000   -        -          80,000
                                               1.925%, 5/1/2002
Master Note - 1.5%
 Financials - 1.5%
 -                    2,000     50,000    (2)  American Express Centurion, 1.84%,     -        48,000   2,000      50,000
             48,000                            2/14/2003
Taxable Municipal Bond - 2.5%
 California - 0.2%
 -            7,600   -         7,600     (5)  Riverside County COP, Bankruptcy       -        7,600    -          7,600
                                               Courthouse, Commerzbank AG LOC,
                                               1.85%, 11/1/2027
 Illinois - 0.3%
 -            8,500   -         8,500     (5)  Illinois State, Health Facilities      -        8,500    -          8,500
                                               Authority RB, Loyola University
                                               Health Facilties Project, Series C,
                                               MBIA, 1.85%, 7/1/2024
 Maryland - 0.1%
 -            4,800   -         4,800     (5)  Maryland State, Health & Higher        -        4,800    -          4,800
                                               Education Facilities RB,
                                               Charlestown, Series B, First Union
                                               National Bank LOC, 1.85%, 7/1/2024
 New Jersey - 0.1%
 -            3,800   -         3,800     (5)  New Jersey Economic Development        -        3,800    -          3,800
                                               Authority Revenue, First Union Bank
                                               LOC, 1.93%, 10/1/2015
 New York - 1.0%
 -                    2,000     32,000         New York City, Series B-11, 1.85%,     -        30,000   2,000      32,000
             30,000                            5/20/2002
 North Carolina - 0.2%
 -            1,500   -         1,500     (5)  Durham COP, Series B, 2.10%, 7/1/2003  -        1,500    -          1,500
 -            5,000   -         5,000          Winston-Salem COP, 1.82%, 5/10/2002    -        5,000    -          5,000
                                                    Total                             -        6,500    -          6,500
 Texas - 0.6%
 -                    -         10,000    (5)  Texas State GO, Veterans Housing       -        10,000   -          10,000
             10,000                            Assistance Program, Series A-2,
                                               2.05%, 12/1/2029
 -            8,920   -         8,920     (5)  Texas State GO, Veterans Land          -        8,920    -          8,920
                                               Refunding Program, Series B, 2.05%,
                                               12/1/2009
                                                    Total                             -        18,920   -          18,920
                                               Total Taxable Municipal Bonds (at      -        80,120   2,000      82,120
                                               amortized cost)
Commercial Paper - 18.3%
 Financials - 18.2%
 -                    2,000     49,000         Atlantis One Funding, 1.64%,           -        46,970   1,999      48,969
             47,000                            5/15/2002
 -            2,700   -         2,700          Atlantis One Funding, 1.85%,           -        2,690    -          2,690
                                               7/15/2002
 -                    -         20,000         Atlantis One Funding, 1.89%, 6/4/2002  -        19,964   -          19,964
             20,000
 -            4,000   -         4,000          Bavaria, 1.83%, 5/8/2002               -        3,999    -          3,999
 -                    -         25,000         Bear Stearns, 1.91%, 6/10/2002         -        24,947   -          24,947
             25,000
 -            3,000   2,000     5,000          Beta Finance, 1.81%, 5/7/2002          -        2,999    1,999      4,998
 -            2,750   -         2,750          Beta Finance, 1.82%, 5/8/2002          -        2,749    -          2,749
 -            -       2,000     2,000          Ciesco LP, 1.77%, 6/3/2002             -        -        1,997      1,997
 -                    -         20,700         Ciesco, 1.81%, 5/3/2002                -        20,698   -          20,698
             20,700
 -                    -         47,600         Corporate Asset Funding, 1.80%,        -        47,569   -          47,569
             47,600                            5/14/2002
 -                    2,000     70,000         Corporate Receivables, 1.80%,          -        67,946   1,998      69,944
             68,000                            5/17/2002
 -                    -         15,000         CXC, 1.79%, 5/14/2002                  -        14,990   -          14,990
             15,000
 -                    2,000     52,000         CXC, 1.83%, 5/17/2002                  -        49,959   1,998      51,957
             50,000
 -                    2,000     32,000         Delaware Funding, 1.79%, 5/10/2002     -        29,986   1,999      31,985
             30,000
 -                    -         30,000         Delaware Funding, 1.89%, 6/10/2002     -        29,937   -          29,937
             30,000
 -                    -         75,000         Edison Asset Securities, 1.79%,        -        74,996   -          74,996
             75,000                            5/2/2002
 -            -       2,000     2,000          Edison Asset Securities, 1.84%,        -        -        1,989      1,989
                                               8/16/2002
 -                    -         23,273         Falcon Asset Securitization, 1.78%,    -        23,255   -          23,255
             23,273                            5/17/2002
 -                    -         29,221         Falcon Asset Securitization, 1.81%,    -        29,170   -          29,170
             29,221                            6/5/2002
 -            -       2,000     2,000          Falcon Asset Securitization, 1.90%,    -        -        1,994      1,994
                                               5/1/2002
 -            5,345   -         5,345          Falcon Asset Securitization, 1.91%,    -        5,327    -          5,327
                                               7/2/2002
 -                    -         28,000    (2)  Goldman Sachs Group, 1.89%, 2/19/2003  -        28,000   -          28,000
             28,000
 -                    2,000     62,000         UBS Finance, 1.90%, 5/1/2002           -        60,000   2,000      62,000
             60,000
                                                    Total                             -                 17,973
                                                                                              586,151             604,124
 Financials (Miscellaneous Business Services) - 0.1%
 -            5,655   -         5,655     (2)  Reynolds Road Fitness, Series 1998,    -        5,655    -          5,655
                                               2.10%, 1/1/2019
                                               Total Commercial Paper (at amortized   -                 17,973
                                               cost)                                          591,806             609,779
Certificates of Deposit - 3.3%
 Financials - 3.3%
 -                    -         15,000         Abbey National NA, 2.72%, 12/27/02     -        15,002   -          15,002
             15,000
 -                    -         52,000    (2)  Canadian Imperial Bank - NY            -        51,989   -          51,989
             52,000                            Commercial Bank, 1.775%, 12/16/2002
 -                    2,000     42,000    (2)  Societe Generale NY, 1.763%,           -        39,988   1,999      41,987
             40,000                            12/16/2002
                                               Total Certificates of Deposit (at      -                 1,999
                                               amortized cost)                                106,979             108,978
Repurchase Agreements - 12.4%
 228,707      -       -         228,707        State Street Corp., 1.850%, dated               -        -
                                               4/30/2002, due 5/1/2002,              228,707                      228,707
                                               collateralized by US Treasury
                                               obligations
 -                    -         55,000         First Boston, 1.87%, dated             -        55,000   -          55,000
             55,000                            4/30/2002, matures 5/1/2002,
                                               repurchase price $55,002,857,
                                               collateralized by various US
                                               Government obligations
 -            -       2,000     2,000          First Boston, 1.87%, dated             -        -        2,000      2,000
                                               4/30/2002, matures 5/1/2002,
                                               repurchase price $2,000,104,
                                               collateralized by various US
                                               Government obligations
 -                    -         60,000         Goldman Sachs Group, 1.87%, dated      -        60,000   -          60,000
             60,000                            4/30/2002, matures 5/1/2002,
                                               repurchase price $60,003,117
                                               collateralized by various US
                                               Government obligations
 -            -       2,000     2,000          Goldman Sachs Group, 1.87%, dated      -        -        2,000      2,000
                                               4/30/2002, matures 5/1/2002,
                                               repurchase price $2,000,104
                                               collateralized by various US
                                               Government obligations
 -                    -         11,996         Goldman Sachs Group, 1.70%, dated      -        11,996   -          11,996
             11,996                            4/30/2002, matures 5/1/2002,
                                               repurchase price $11,996,396,
                                               collateralized by various US
                                               Government obligations
 -            -       757       757            Goldman Sachs Group, 1.70%, dated      -        -        757        757
                                               4/30/2002, matures 5/1/2002,
                                               repurchase price $756,671,
                                               collateralized by various US
                                               Government obligations
 -                    -         50,000         Salomon Brothers, 1.87%, dated         -        50,000   -          50,000
             50,000                            4/30/2002, matures 5/1/2002,
                                               repurchase price $50,002,597,
                                               collateralized by various US
                                               Government obligations
 -            -       2,000     2,000          Salomon Brothers, 1.87%, dated         -        -        2,000      2,000
                                               4/30/2002, matures 5/1/2002,
                                               repurchase price $2,000,104,
                                               collateralized by various US
                                               Government obligations
                                               Total Repurchase Agreements (at                          6,757
                                               amortized cost)                       228,707  176,996             412,460
                                               Total Investments (at amortized cost)                    47,223
                                                                                   1,628,128  1,639,626           3,314,977


(1) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(2) Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect 4/30/2002. The date shown is the stated maturity.

(3)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration normally qualified to institutional investors.

(4) Denotes variable rate securities which show current rate and next demand date shown.

(5) These variable rate securities are subject to a put and demand feature. The date reported is the stated maturity.

Note: The categories of investments are shown as a percentage of net assets ($3,320,532) at April 30, 2002.

The following acronym is used throughout the portfolio:

COP  ---Certificate of Deposit
GO  ---General Obligation
LOC  ---Letter of Credit
MBIA  ---Municipal Bond Insurance Association
MTN  ---Medium Term Note
RB  ---Revenue Bond

(See Notes to the Pro Forma Financial Statements)



                            VISION MONEY MARKET FUND
                           ARK MONEY MARKET PORTFOLIO
                       ARK PRIME CASH MANAGEMENT PORTFOLIO
            Pro Forma Combining Statements of Assets and Liabilities
                                 April 30, 2002



                                 VISION        ARK            ARK
                                 Money         Money          Prime
                                                              Cash
                                 Market        Market         Management   Pro Forma      Proforma
(in thousands)                   Fund          Portfolio      Portfolio    Adjustment     Combined
Assets:
Investments in securities,                                     $40,466      -
at value                         $1,399,421    $1,462,630                                 2,902,517
Investments in repurchase         228,707       176,996        6,757        -
agreements, at amortized cost                                                             412,460
Total investments                                              47,223       -
                                 1,628,128     1,639,626                                  3,314,977
Cash                              200           -              -            -              200
Income receivable                 225           8,691          240          -              9,156
Receivable for shares sold        1,404         -              -            -              1,404
Receivable for investments        -             -              -            -              -
sold
Expense reimbursement from        -             9              20           -              29
advisor
Prepaid expenses                  -             30             1            -              31
     Total assets                                              47,484       -
                                 1,629,957     1,648,356                                  3,325,797
Liabilities:
Income distribution payable       733           1,853          61           -              2,647
Payable for investments           -             -              -            -              -
purchased
Payable for shares redeemed       1,476         -              -            -              1,476
Accrued expenses                  354           762            26           -              1,142
     Total liabilities            2,563         2,615          87           -              5,265
Net Assets                                                     $47,397      $-
                                 $1,627,394    $1,645,741                                 $3,320,532
Net Assets Consists of:
Paid in capital                                                $47,397      $-
                                 $1,627,419    $1,645,716                                 3,320,532
Net unrealized appreciation
(depreciation)
  of investments                  -             -              -            -              -
Accumulated net realized
gain (loss) on
   investments                    15            25             -            -              40
Accumulated undistributed
net investment
   income/ (Distributions in
excess of net
   investment income)             (40)          -              -            -              (40)
                                                         (a)
     Total Net Assets                                          $47,397      $-
                                 $1,627,394    $1,645,741                                 $3,320,532
Class A Shares                   $1,512,433    $259,095       N/A           -             $1,771,528
Class B Shares                   N/A           $156           N/A           -             $156
Class S Shares                   $112,156      N/A            N/A           -             $112,156
Institutional Shares             $2,805        N/A            N/A           -             $2,805
Institutional I Shares                         $928,089                    $197       (b) $928,286
Institutional II Shares           -            $458,401       N/A          $47,200    (b) $505,601
Corporate Shares                  -            N/A            $197         ($197)     (b) $0
Corporate II Shares               -            N/A            $38,465      ($38,465)  (b) $0
Corporate III Shares              -            N/A            $8,735       ($8,735)   (b) $0
Shares Outstanding
Class A Shares                   1,512,457     259,150         -            -             1,771,607
Class B Shares                   N/A           156             -            -             156
Class S Shares                   112,158        -              -            -             112,158
Institutional Shares             2,805          -              -            -             2,805
Institutional I Shares            -            928,036         -           197            928,233
Institutional II Shares           -            458,401         -           47,190         505,591
Corporate Shares                  -             -             197          (197)          0
Corporate II Shares               -             -             38,457       (38,457)       0
Corporate III Shares              -             -             8,733        (8,733)        0
Net Asset Value, Offering
Price and Redemption
Proceeds Per Share:
Class A Shares                   $1.00         $1.00           -            -             $1.00
Class B Shares                    -            $1.00           -            -             $1.00
Class S Shares                   $1.00          -              -            -             $1.00
Institutional Shares             $1.00         $1.00                        -             $1.00
Institutional I Shares           $1.00          -              -                          $1.00
Institutional II Shares           -            $1.00           -            -             $1.00
Corporate Shares                  -             -             $1.00                        -
Corporate II Shares               -             -             $1.00         -              -
Corporate III Shares              -             -             $1.00         -              -
Investments, at identified       $1,628,128    $1,639,626     $47,223      $0             $3,314,977
cost


(a)  Amount rounds to less than one thousand.
(b) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)


                                     VISION Money Market Fund
                                    ARK Money Market Portfolio
                               ARK Prime Cash Management Portfolio
                           Pro Forma Combining Statements of Operations
                                    Year Ended April 30, 2002

                                   VISION      ARK        ARK
                                   Money       Money      Prime Cash
                                   Market      Market     Management    Pro Forma             Pro Forma
(in thousands)                     Fund        Portfolio  Portfolio     Adjustment            Combined


Investment Income:
Dividends                           $-          $-         $-            $-                    $-
Interest                            54,935                 1,352         -                     106,708
                                               50,421
     Total investment income        54,935                 1,352                               106,708
                                               50,421
Expenses:
Investment adviser fee              8,913       4,136      74            3,480         (a)     16,603
Administrative personnel and        1,513       2,046      70            (1,720)       (b)     1,909
services fee
Custodian fees                      53          255        42            (264)         (c)     86
Transfer and dividend
disbursing agent
  fees and expenses                 889         282        9             (344)         (d)     836
Directors' fees                     55          36         1             (37)          (e)     55
Professional Fees                   -           249        22            (271)         (f)     -
Auditing fees                       99          -          -             -                     99
Legal fees                          59          -          -             -                     59
Portfolio accounting fees           802         -          -             434           (g)     1,236
Distribution services fee -         -           761        -             3,668         (h)     4,429
Class A Shares
Distribution services fee -         -           1          -             -             (h)*    1
Class B Shares
Distribution services fee -         233         -          -             47            (h)     280
Class S Shares
Distribution services fee -         -           752        -             512           (h)     1,264
Institutional II Shares
Distribution services fee -         -           -          102           (102)         (i)     -
Corporate II Shares
Distribution services fee -         -           -          29            (29)          (i)     -
Corporate III Shares
Shareholder services fee -          2,800       456        -             1,173         (j)     4,429
Class A Shares
Shareholder services fee -          -           -          -             -             (j)*    -
Class B Shares
Shareholder services fee -          168         -          -             112           (j)     280
Class S Shares
Shareholder services fee -          1           -          -             6             (j)     7
Institutional Shares
Shareholder services fee -          -           1,273      -             1,047         (j)     2,320
Institutional I Shares
Share registration costs            88          152        8             113           (k)     361
Printing and postage                330         120        5             (120)         (l)     335
Taxes                               -           -          -             -                     -
Insurance premiums                  8           -          -             -                     8
Miscellaneous                       20          122        12            (134)         (m)     20
     Total expenses                 16,031    10,641      374           7,571                 34,617
Waivers and Reimbursement:
Waiver of investment adviser        (2,673)                (53)          (3,803)       (n)     (8,633)
fee                                            (2,104)
Waiver of administrative            -           (81)       (28)          109           (o)     -
personnel and services fee
Waiver of distribution              -           -          -             (3,720)       (p)     (3,720)
services fee - Class A Shares
Waiver of distribution              (8)         -          -             (3)           (p)     (11)
services fee - Class S Shares
Waiver of distribution              -           -          -             (353)         (p)     (353)
services fee - Institutional
II Shares
Waiver of shareholder services      (560)       (274)      -             834           (q)     -
fee - Class A Shares
Waiver of shareholder services      -           -          -             -             (q)*    -
fee - Class B Shares
Waiver of shareholder services      (4)         -          -             (86)          (q)     (90)
fee - Class S Shares
Waiver of shareholder services      (1)         -          -             (6)           (q)     (7)
fee - Institutional Shares
Waiver of shareholder services      -           (594)      -             (1,726)       (q)     (2,320)
fee - Institutional I Shares
Reimbursement of other              -           (12)       (43)          55            (r)     -
operating expenses
     Total waivers and              (3,246)                (124)         (8,699)               (15,134)
reimbursement                                  (3,065)
          Net expenses              12,785      7,576      250           (1,128)               19,483
               Net investment       $42,150                $1,102        $1,128                $87,225
income/(net operating loss)                    $42,845
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on         (25)        34         8             -                     17
investments
Net change in unrealized            -           -          -             -                     -
appreciation (depreciation) on
investments
Net realized and unrealized         (25)        34         8             -                     17
gain (loss) on investments
Change in net assets resulting      $42,125                $1,110        -                     $86,114
from operations                                $42,879


*  Amount rounds to less than one thousand.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)





                            VISION Money Market Fund
                           ARK Money Market Portfolio
                       ARK Prime Cash Management Portfolio
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



     (a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

     (b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the
"Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

     (c) Adjustment to reflect the custodian fees reductions due to the combining of three portfolios into one.

     (d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment to reflect the transfer agent gee reduction due to the combining of three portfolios into one.

     (e) Adjustment to reflect the Director's fee reductions due to the combining of three portfolios into one.

     (f) Adjustment to reflect the Professional fee reductions of the ARK Money Market Portfolio and ARK Prime Cash Management Portfolio due to combining three portfolios into one.

     (g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. Adjustment due to the combining of three portfolios into one.

     (h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% (0.75% for Class B Shares) of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustments to reflect the 12b-1 of 0.25% for Class A Shares, 0.75% for Class B Shares, 0.25% for Class S Shares and 0.25% for Institutional II Shares due to combining three portfolios into one.

     (i)  Adjustment to reflect the  distribution  fee reductions for Prime Cash
Management's   Corporate  II  and  Corporate  II  Shares,  which  is  no  longer applicable.

     (j) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% for all classes due to combining three portfolios into one.

     (k) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

     (l) Adjustment to reflect the Printing and postage expense reduction due to combining three portfolios into one.

     (m) Miscellaneous expenses are reduced to reflect estimated savings to be realized by combining three portfolios into one.

     (n) Adjustment to reflect the waiver of investment adviser fee being brought in line based on combined average net assets of funds.

     (o) Adjustment to reflect reduction of waiver of administrative personnel and services fee which is no longer applicable.

     (p) Adjustment to reflect applicable waiver of distribution (12b-1) for Class A Shares, Class S Shares and Institutional II Shares.

     (q) Adjustment to reflect applicable waiver of shareholder services fee for Class A Shares, Class B Shares, Class S Shares, Institutional Shares and Institutional II Shares.

     (r) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                            VISION Money Market Fund
                           ARK Money Market Portfolio
                       ARK Prime Cash Management Portfolio
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of VISION Money Market Fund, ARK Money Market Portfolio and ARK Prime Cash Management Portfolio, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Money Market Fund for ARK Money Market Portfolio and ARK Prime Cash Management Portfolio. Under generally accepted accounting principles, VISION Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, VISION Money Market Fund, ARK Money Market Portfolio and Prime Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.50%, 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 259,150 Class A Shares of the VISION Money Market Fund, Class A Shares in exchange for 259,150 Class A Shares of the ARK Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 156 Class B Shares of the VISION Money Market Fund, in exchange for 156 Class B Shares of the ARK Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 928,233 Institutional I Shares of the VISION Money Market Fund in exchange for 928,036 Institutional I shares of the ARK Money Market Portfolio and 197 Corporate I Shares of the ARK Prime Cash Management Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 505,591 Institutional II Shares of the VISION Money Market Fund in exchange for 458,401 Institutional II Shares of ARK Money Market Fund, 38,457 Corporate II Shares of ARK Prime Cash Management Portfolio and 8,733 Corporate III Shares of the ARK Prime Cash Management Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
October 31, 2002 (unaudited)
in thousands



  VISION     ARK      ARK                                                         VISION    ARK       ARK
  Money     Money  Prime Cash                                                     Money    Money   Prime Cash
  Market   Market  Management Pro                                                 Market   Market  Management  Pro
                               Forma                                                                           Forma
   Fund    PortfoliPortfolio  Combined                                             Fund   PortfolioPortfolio   Combined
Asset-Backed Securities - 1.0%
         -                641   16,020       Ford Credit Auto Owner Trust, Ser          -   15,379        641   16,020
            15,379                           2002-D, Cl A1, 1.79%, 5/15/2003
         -                  -   12,061       Honda Auto Receivables Owner               -   12,061          -   12,061
            12,061                           Trust, Ser 2002-2, Cl A1, 1.95%,
                                             6/13/2003
         -   4,386        675    5,061       Honda Auto Receivables Owner               -    4,386        675    5,061
                                             Trust, Ser 2002-3, Cl A1, 1.823%,
                                             8/18/2003
                                             Total Asset-Backed Securities (at          -   31,826      1,316   33,142
                                             amortized cost)
Corporate Obligations - 38.4%
 Asset Backed - 4.8%
 65,000       -         -       65,000   (1) Apreco, Inc., 1.763%, 11/19/2002                   $-         $-
                                                                                  $64,943                      $64,943
 45,000       -         -       45,000   (1) Asset Securitization Cooperative                   $-         $-
                                             Corp., 1.752%, 11/8/2002             $44,985                      $44,985
 45,000       -         -       45,000   (1) CIESCO LP, 1.714%, 11/21/2002                      $-         $-
                                                                                  $44,957                      $44,957
                                                  Total                                          -          -
                                                                                  154,885                      154,885
 Banking - 1.5%
 50,000       -         -       50,000   (1) Wells Fargo & Co., 1.745%,            50,000        -          -   50,000
                                             11/1/2002
 Diversified - 2.9%
    75,000       -          -   75,000   (1) General Electric Capital Corp.,       74,699        -          -   74,699
                                             1.764% - 2.075%, 11/25/2002 -
                                             2/19/2003
         -                  -   16,000   (2) General Electric Capital, Ser A,           -   16,002          -   16,002
            16,000                           MTN, 1.83%, 11/11/2003
         -   3,700          -    3,700       General Electric Capital, Ser A,           -    3,727          -    3,727
                                             MTN, 5.375%, 1/15/2003
                                                  Total                            74,699   19,729          -   94,428
 Financial Retail - 1.8%
    60,000       -          -   60,000   (1) American Express Credit Corp.,        59,967        -          -   59,967
                                             1.677%, 11/13/2002
 Financial Services - 2.3%
    75,000       -          -   75,000   (1) Citicorp, 1.756% - 1.781%,            74,969        -          -   74,969
                                             11/4/2002 - 11/12/2002
 Financials - 13.6%
         -                  -   10,000   (2) American Express Centurion,                -   10,000          -   10,000
            10,000                           1.793%, 3/12/2003
         -                  -   10,300       Associates NA, 5.75%, 11/1/2003            -   10,703          -   10,703
            10,300
         -                  -   20,000       Bank of America, 6.50%, 8/15/2003          -   20,710          -   20,710
            20,000
         -   5,000          -    5,000       Bank of America, 6.75%, 3/15/2003          -    5,089          -    5,089
         -                  -   11,900       Bank of America, 10.00%, 2/1/2003          -   12,110          -   12,110
            11,900
         -                  -   14,000   (2) Bank of America NA, 1.910%,                -   14,003          -   14,003
            14,000                           12/9/2002
         -              1,000   12,588       Bank of New York, 6.625%, 6/15/2003        -   11,912      1,029   12,941
            11,588
         -   3,000          -    3,000       Bank One, 6.875%, 6/15/2003                -    3,089          -    3,089
         -   5,500          -    5,500       Bank One, 8.74%, 9/15/2003                 -    5,812          -    5,812
         -                  -   14,350   (2) Bear Stearns, 2.148%, 3/28/2003            -   14,366          -   14,366
            14,350
         -   8,000          -    8,000       Bear Stearns, 6.20%, 3/30/2003             -    8,139          -    8,139
         -                  -   25,000   (3) Beta Finance MTN, 1.85%, 9/15/2003         -   25,000          -   25,000
            25,000
         -                  -   22,000   (3) Beta Finance MTN, 2.70%, 5/22/2003         -   22,000          -   22,000
            22,000
         -   1,000          -    1,000   (2) Capital One Funding, Ser 1995-C,           -    1,000          -    1,000
                                             1.95%, 10/1/2015
         -   1,200          -    1,200   (2) Capital One Funding, Ser 1996-H,           -    1,200          -    1,200
                                             1.95%, 10/1/2021
         -   4,305          -    4,305       Citicorp, 8.00%, 2/1/2003                  -    4,362          -    4,362
         -       -      2,000    2,000   (2) Credit Suisse First Boston, 2.02%,         -        -      2,000    2,000
                                             12/6/2002
         -                  -   34,250   (2) Credit Suisse First Boston, Ser 2,         -   34,292          -   34,292
            34,250                           MTN, 2.225%, 4/28/2003
         -                500   49,000       Deutsche Bank NY, 2.235%,                  -   48,500        500   49,000
            48,500                           10/17/2003
         -   6,000          -    6,000       First Fidelity Bancorp, 6.80%,             -    6,165          -    6,165
                                             6/15/2003
         -              1,500   14,500       First Union, 6.625%, 3/15/2003             -   13,227      1,526   14,753
            13,000
         -   8,050          -    8,050       First Union, 7.30%, 12/1/2002              -    8,078          -    8,078
         -                  -   10,000       Goldman Sachs Group, 2.025%,               -   10,000          -   10,000
            10,000                     (2)(3)11/11/2003
         -                  -   10,930       Goldman Sachs Group, 6.250%,               -   11,040          -   11,040
            10,930                     (2)(3)2/1/2003
         -   9,000      2,000   11,000       Heller Financial, 6.40%, 1/15/2003         -    9,068      2,015   11,083
         -   3,000          -    3,000       Household Finance, 5.875%,                 -    3,000          -    3,000
                                             11/1/2002
         -   1,500          -    1,500       Household Finance, 6.875%, 3/1/2003        -    1,518          -    1,518
         -   3,500          -    3,500       Household Finance, 7.625%,                 -    3,532          -    3,532
                                             1/15/2003
         -   2,950          -    2,950   (2) Household Finance, MTN, 2.25%,             -    2,950          -    2,950
                                             4/4/2003
         -   4,650          -    4,650       Household Finance, MTN, 3.00%,             -    4,650          -    4,650
                                             5/30/2003
         -   2,000          -    2,000       JP Morgan Chase, 7.50%, 2/1/2003           -    2,024          -    2,024
         -   9,130          -    9,130       Lehman Brothers Holdings, Ser F,           -    9,320          -    9,320
                                             MTN, 7.00%, 5/15/2003
         -              1,700   17,000   (2) Merrill Lynch, Ser B, MTN,                 -   15,300      1,700   17,000
            15,300                           1.83%,1/7/2003
         -   7,700          -    7,700       Merrill Lynch, Ser B, MTN, 7.85%,          -    7,972          -    7,972
                                             5/30/2003
         -       -        500      500       Pitney Bowes Credit, 8.80%,                -        -        510      510
                                             2/15/2003
         -   4,340          -    4,340       Salomon Smith Barney Holdings,             -    4,372          -    4,372
                                             6.125%, 1/15/2003
         -   4,910          -    4,910       Salomon Smith Barney Holdings,             -    4,977          -    4,977
                                             6.75%, 2/15/2003
         -   6,500          -    6,500   (2) U.S. Bank NA, 1.745%, 5/29/2003            -    6,499          -    6,499
         -                  -   25,000       Verizon Global, 1.886%, 4/14/2003          -   24,999          -   24,999
            25,000
         -   3,500          -    3,500       Wachovia, 6.375%, 4/15/2003                -    3,559          -    3,559
         -                  -   12,200       Wachovia, 8.00%, 11/15/2002                -   12,226          -   12,226
            12,200
         -   5,000          -    5,000       Wells Fargo, 7.20%, 5/1/2003               -    5,131          -    5,131
         -                  -   10,000   (2) Wells Fargo Bank NA, 1.805%,               -    9,999          -    9,999
            10,000                           1/15/2003
                                                  Total                                 -               9,280
                                                                                           431,893             441,173
 Financials (Miscellaneous Business Services) - 0.5%
 -          4,870       -        4,870   (2) Bob Sumerel Tire, Ser 1999, 1.95%,         -    4,870          -    4,870
                                             4/1/2019
 -          9,700       -        9,700   (2) Elsinore Properties LP, Ser 1999,          -    9,700          -    9,700
                                             1.95%, 1/1/2029
 -          1,000       -        1,000   (2) Trap Rock Industry, Ser 1997,              -    1,000          -    1,000
                                             1.85%, 10/1/2012
                                                  Total                                 -   15,570          -   15,570
 Food & Beverage - 2.2%
    70,000       -          -   70,000   (1) Nestle Capital Corp., 1.700% -        69,859        -          -   69,859
                                             1.750%, 11/26/2002 - 1/13/2003
 Insurance - 5.4%
 50,000       -         -       50,000   (1) AIG Funding, Inc., 1.863%,            49,670        -          -   49,670
                                             3/10/2003
 50,000       -         -       50,000   (1) American General Finance Corp.,       49,840        -          -   49,840
                                             1.746%, 1/6/2003
 25,000       -         -       25,000   (1) Prudential Funding Corp., 1.744%,     24,963        -          -   24,963
                                             12/2/2002
 50,000       -         -       50,000   (1) Transamerica Finance Corp.,           49,968        -          -   49,968
                                             1.775%, 11/14/2002
                                                  Total                                          -          -
                                                                                  174,441                      174,441
 Media - 2.2%
    70,000       -          -   70,000   (1) Gannett Co., Inc., 1.742%,            69,953        -          -   69,953
                                             11/15/2002
 Pharmaceuticals - 1.2%
    40,000       -          -   40,000   (1) Abbott Laboratories, 1.726%,          39,992        -          -   39,992
                                             11/5/2002
                                             Total Corporate Obligations (at                            9,280
                                             amortized cost)                      768,765  467,192            1,245,237
U.S. Government Agencies - 18.3%
 Federal National Mortgage Association - 15.1%
    50,000       -          -   50,000   (1) 1.505%, 5/2/2003                      49,620        -          -   49,620
    45,000       -          -   45,000   (1) 1.565%, 4/9/2003                      44,689        -          -   44,689
    74,000       -          -   74,000   (1) 1.620%, 2/5/2003                      73,680        -          -   73,680
   100,000       -          -            (1) 1.675%, 4/16/2003                     99,228        -          -   99,228
                               100,000
    50,000       -          -   50,000   (1) 1.700%, 12/4/2002                     49,922        -          -   49,922
    50,000       -          -   50,000   (1) 1.700%, 12/20/2002                    49,884        -          -   49,884
    45,000       -          -   45,000   (1) 1.700%, 1/15/2003                     44,841        -          -   44,841
    50,000       -          -   50,000   (1) 1.900%, 11/27/2002                    49,931        -          -   49,931
    27,000       -          -   27,000   (1) 2.370%, 12/13/2002                    26,925        -          -   26,925
                                                  Total                                          -          -
                                                                                  488,720                      488,720
 Federal Home Loan Bank System - 0.0%
         -       -      1,000    1,000       2.00%, 9/8/2003                            -        -      1,000    1,000
 Federal Home Loan Mortgage Corporation - 1.8%
    60,000       -          -   60,000   (1) 1.750%, 12/30/2002                    59,828        -          -   59,828
 Student Loan Marketing Association - 1.4%
    45,000       -          -   45,000   (1) 1.638%, 3/21/2003                     44,997        -          -   44,997
                                             Total U.S. Government Agencies (at                  -      1,000
                                             amortized cost)                      593,545                      594,545
Notes - Variable - 2.3%
    75,000       -          -   75,000   (4) Morgan Stanley, 1.925%, 11/1/2002     75,000        -          -   75,000
Master Note - 1.5%
 Financials - 1.5%
         -              2,000   50,000   (2) American Express Centurion,                -   48,000      2,000   50,000
            48,000                           1.783%, 2/14/2003
Taxable Municipal Bond - 2.5%
 California - 0.2%
         -   7,600          -    7,600   (5) Riverside County COP, Bankruptcy           -    7,600          -    7,600
                                             Courthouse, Commerzbank AG LOC,
                                             1.95%, 11/1/2027
 Illinois - 0.3%
         -   8,500          -    8,500   (5) Illinois State, Health Facilities          -    8,500          -    8,500
                                             Authority RB, Loyola University
                                             Health Facilties Project, Ser C,
                                             MBIA, 1.85%, 7/1/2024
 Maryland - 0.1%
         -   4,800          -    4,800   (5) Maryland State, Health & Higher            -    4,800          -    4,800
                                             Education Facilities RB,
                                             Charlestown, Ser B, First Union
                                             National Bank LOC, 1.85%, 1/1/2028
 New Jersey - 0.1%
         -   3,600          -    3,600   (5) New Jersey Economic Development            -    3,600          -    3,600
                                             Authority Revenue, First Union
                                             Bank LOC, 1.88%, 10/1/2015
 New York - 1.0%
         -              1,000   32,000       New York City, Ser B-11, 1.82%,            -   31,000      1,000   32,000
            31,000                           11/6/2002
 North Carolina - 0.2%
         -   1,500          -    1,500   (5) Durham COP, Ser B, 1.84%, 7/1/2003         -    1,500          -    1,500
         -   5,000          -    5,000       Winston-Salem COP, 1.76%,                  -    5,000          -    5,000
                                             12/10/2002
                                                  Total                                 -    6,500          -    6,500
 Texas - 0.6%
         -                  -   10,000   (5) Texas State GO, Veterans Housing           -   10,000          -   10,000
            10,000                           Assistance Program, Ser A-2,
                                             1.85%, 12/1/2029
         -   8,920          -    8,920   (5) Texas State GO, Veterans Land              -    8,920          -    8,920
                                             Refunding Program, Ser B, 1.85%,
                                             12/1/2009
                                                  Total                                 -   18,920          -   18,920
                                             Total Taxable Municipal Bonds (at          -   80,920      1,000   81,920
                                             amortized cost)
Commercial Paper - 17.0%
 Financials - 16.8%
         -                  -   50,000   (6) Bavaria TRR, 1.50%, 11/8/2002              -   49,983          -   49,983
            50,000
         -                  -   25,000   (6) Bear Stearns, 1.74%, 1/28/2003             -   24,893          -   24,893
            25,000
         -              1,000   50,000   (6) Ciesco, 1.67%, 11/21/2002                  -   48,952        999   49,951
            49,000
         -                  -   25,000   (6) CIT Group, 1.64%, 11/12/2002               -   24,986          -   24,986
            25,000
         -                  -   43,814   (6) Corporate Asset Funding, 1.50%,            -   43,803          -   43,803
            43,814                           11/6/2002
         -                  -   50,000   (6) Corporate Receivables, 1.72%,              -   49,883          -   49,883
            50,000                           12/19/2002
         -                  -   10,000   (6) CXC, 1.42%, 11/5/2002                      -    9,998          -    9,998
            10,000
         -                  -   40,000   (6) CXC, 1.65%, 11/15/2002                     -   39,973          -   39,973
            40,000
         -              1,000   51,000   (6) Dakota Notes - Citibank Credit             -   49,799        996   50,795
            50,000                           Card Issuance Trust, 1.78%,
                                             1/21/2003
         -              1,500   51,500   (6) Delaware Funding, 1.75%, 1/13/2003         -   49,821      1,494   51,315
            50,000
         -                  -   50,000   (6) Edison Asset Securities, 1.68%,            -   49,779          -   49,779
            50,000                           2/3/2003
         -       -      1,340    1,340   (6) Edison Asset Securities, 1.78%,            -        -      1,340    1,340
                                             11/1/2002
         -                  -   42,000   (6) Falcon Asset Securitization,               -   41,931          -   41,931
            42,000                           1.69%, 12/5/2002
         -   8,000          -    8,000   (6) Falcon Asset Securitization,               -    7,985          -    7,985
                                             1.73%, 12/10/2002
         -                  -   28,000       Goldman Sachs Group, 1.74%,                -   28,000          -   28,000
            28,000                           2/19/2003
         -                  -   22,000   (6) Sigma Finance, 1.70%, 1/30/2003            -   21,906          -   21,906
            22,000
                                                  Total                                 -               4,829
                                                                                           541,692             546,521
 Financials (Miscellaneous Business Services) - 0.25
         -   5,555          -    5,555       Reynolds Road Fitness, Ser 1998,           -    5,555          -    5,555
                                             1.95%, 1/1/2019
                                             Total Commercial Paper (at                 -               4,829
                                             amortized cost)                               547,247             552,076
Certificates of Deposit - 4.0%
 Financials - 4.0%
         -   9,000      1,000   10,000       ABN Amro Bank NV Chicago, 2.605%,          -    9,008      1,001   10,009
                                             4/4/2003
         -                  -   15,000       Abbey National NA, 2.72%, 12/27/02         -   15,000          -   15,000
            15,000
         -                  -   52,000   (2) Canadian Imperial Bank - NY                -   51,998          -   51,998
            52,000                           Commercial Bank, 1.718%, 12/16/2002
         -                  -   11,000       Rabobank Nederland, 2.35%, 3/7/2003        -   10,999          -   10,999
            11,000
         -              2,000   42,000   (2) Societe Generale NY, 1.705%,               -   39,998      2,000   41,998
            40,000                           12/16/2002
                                             Total Certificates of Deposit (at          -               3,001
                                             amortized cost)                               127,003             130,004
Repurchase Agreements - 14.9%
    71,079       -          -   71,079       Repurchase agreement with State       71,079        -          -   71,079
                                             Street Corp., dated 10/31/2002,
                                             due 11/1/2002, at 1.840%,
                                             collateralized by U.S. Treasury
                                             Notes, due 3/31/2004 (repurchase
                                             proceeds $71,082633) (cost of
                                             $71,079,000)
         -                  -                Deutsche Bank, 1.92%, dated                -                   -
           170,000             170,000       10/31/2002, matures 11/1/2002,                170,000             170,000
                                             repurchase price $170,009,067,
                                             collateralized by various U.S.
                                             Government obligations
         -       -      3,000    3,000       Deutsche Bank, 1.92%, dated                -        -      3,000    3,000
                                             10/31/2002, matures 11/1/2002,
                                             repurchase price $3,000,160,
                                             collateralized by various U.S.
                                             Government obligations
         -       -      3,000    3,000       First Boston, 1.92%, dated                 -        -      3,000    3,000
                                             10/31/2002, matures 11/1/2002,
                                             repurchase price $3,000,160,
                                             collateralized by U.S. Government
                                             obligations
         -   9,963          -    9,963       Goldman Sachs Group, 1.80%, dated          -    9,963          -    9,963
                                             10/31/2002, matures 11/1/2002,
                                             repurchase price $9,963,498,
                                             collateralized by U.S. Government
                                             obligations
         -       -        700      700       Goldman Sachs Group, 1.80%, dated          -        -        700      700
                                             10/31/2002, matures 11/1/2002,
                                             repurchase price $700,305,
                                             collateralized by U.S. Government
                                             obligations
         -                  -                Goldman Sachs Group, 1.92%, dated          -                   -
           170,000             170,000       10/31/2002, matures 11/1/2002,                170,000             170,000
                                             repurchase price $170,009,067,
                                             collateralized by U.S. Government
                                             obligations
         -       -      3,000    3,000       Goldman Sachs Group, 1.92%, dated          -        -      3,000    3,000
                                             10/31/2002, matures 11/1/2002,
                                             repurchase price $3,000,160,
                                             collateralized by U.S. Government
                                             obligations
         -                  -   50,000       Salomon Brothers, 1.92%, dated             -   50,000          -   50,000
            50,000                           10/31/2002, matures 11/1/2002,
                                             repurchase price $50,002,667,
                                             collateralized by U.S. Government
                                             obligations
         -       -      3,000    3,000       Salomon Brothers, 1.92%, dated             -        -      3,000    3,000
                                             10/31/2002, matures 11/1/2002,
                                             repurchase price $3,000,160,
                                             collateralized by U.S. Government
                                             obligations
                                             Total Repurchase Agreements (at       71,079              12,700
                                             amortized cost)                               399,963             483,742
                                             Total Investments (at amortized                           35,126
                                             cost)                               1,508,3891,702,151           3,245,666


(1) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(2) Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect 4/30/2002. The date shown is the stated maturity.

(3)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration normally qualified to institutional investors.

(4) Denotes variable rate securities which show current rate and next demand date shown.

(5) These variable rate securities are subject to a put and demand feature. The date reported is the stated maturity.

(6) The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

Note: The categories of investments are shown as a percentage of net assets ($3,247,649) at April 30, 2002.

The following acronym is used throughout the portfolio:

COP  --- Certificate of Deposit
GO  --- General Obligation
LOC  --- Letter of Credit
MBIA --- Municipal Bond Insurance Association
MTN --- Medium Term Note
RB  --- Revenue Bond

(See Notes to the Pro Forma Financial Statements)


                            VISION Money Market Fund
                           ARK Money Market Portfolio
                       ARK Prime Cash Management Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                                October 31, 2002



                             VISION         ARK            ARK
                              Money        Money        Prime Cash
                             Market        Market       Management     Pro Forma      Proforma
(in thousands)                Fund        Portfolio     Portfolio      Adjustment     Combined
Assets:
Investments in securities,                                 $22,426              -
at value                    $1,437,310    $1,302,188                                  2,761,924
Investments in repurchase      71,079                       12,700              -       483,742
agreements, at amortized                   399,963
cost
Total investments                                           35,126              -
                            1,508,389     1,702,151                                   3,245,666
Cash                                -            -               -              -             -
                                      (a)                          (a)
Income receivable                 206        5,885             124              -         6,215
Receivable for shares sold          -            -               -              -             -
Receivable for investments          -            -               -              -             -
sold
Expense reimbursement from          -            9               5              -            14
advisor
Prepaid expenses                    -           37               1              -            38
Other assets                        -            6              11              -            17
     Total assets                                           35,267              -
                            1,508,595     1,708,088                                   3,251,950
Liabilities:
Income distribution payable     1,333        1,978              61              -         3,372
Payable for investments             -            -               -              -             -
purchased
Payable for shares redeemed         -            -               -              -             -
Accrued expenses                  221          689              19              -           929
     Total liabilities          1,554        2,667              80              -         4,301
Net Assets                                                 $35,187             $-
                            $1,507,041    $1,705,421                                  $3,247,649
Net Assets Consists of:
Paid in capital                                            $35,175             $-
                            $1,507,072    $1,705,392                                  3,247,639
Net unrealized
appreciation (depreciation)
  of investments                    -            -               -              -             -
Accumulated net realized           15           29               6              -            50
gain (loss) on investments
Accumulated undistributed
net investment
income/ (Distributions in
excess of net
investment income)               (46)            -               6              -          (40)
                                                    (a)
     Total Net Assets                                      $35,187             $-
                            $1,507,041    $1,705,421                                  $3,247,649
Class A Shares              $1,404,170    $229,764               -              -     $1,633,934
Class B Shares                      -         $216               -              -          $216
Class S Shares               $100,429            -               -              -      $100,429
Institutional Shares           $2,442            -               -              -        $2,442
Institutional I Shares              -     $1,082,523             -         $6,668 (b) $1,089,191
Institutional II Shares             -     $392,918               -        $28,519 (b)  $421,437
Corporate Shares                    -            -          $6,668       ($6,668) (b)        $0
Corporate II Shares                 -            -         $20,931      ($20,931) (b)        $0
Corporate III Shares                -            -          $7,588       ($7,588) (b)        $0
Shares Outstanding
Class A Shares              1,404,395      229,819               -              -     1,634,214
Class B Shares                    N/A          215               -              -           215
Class S Shares                100,234          N/A               -              -       100,234
Institutional Shares            2,443          N/A               -              -         2,443
Institutional I Shares              -     1,082,467              -          6,667     1,089,134
Institutional II Shares             -      392,918               -         28,509       421,427
Corporate Shares                    -          N/A           6,667        (6,667)             0
Corporate II Shares                 -          N/A          20,923       (20,923)             0
Corporate III Shares                -          N/A           7,586        (7,586)             0
Net Asset Value, Offering
Price and Redemption
Proceeds Per Share:
Class A Shares                  $1.00        $1.00               -              -         $1.00
Class B Shares                    N/A        $1.00               -              -         $1.00
Class S Shares                  $1.00            -               -              -         $1.00
Institutional Shares            $1.00        $0.00               -              -         $1.00
Institutional I Shares          $0.00        $1.00               -              -         $1.00
Institutional II Shares             -        $1.00               -              -         $1.00
Corporate Shares                    -            -           $1.00              -         $0.00
Corporate II Shares                 -            -           $1.00              -         $0.00
Corporate III Shares                -            -           $1.00              -         $0.00
Investments, at identified  $1,508,389    $1,702,151       $35,126              -     $3,245,666
cost


(a)  Amount rounds to less than one thousand.
(b) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)



                             VISION Money Marke Fund
                            ARK Money Market Porfolio
                       ARK Prime Cash Management Portfolio
                  Pro Forma Combining Statements of Operations
                           Year Ended October 31, 2002

                                                         ARK
                                  VISION    ARK          Prime
                                  Money     Money        Cash
                                  Market    Market       Management  Pro Forma      Pro Forma
(in thousands)                     Fund    Portfolio     Portfolio   Adjustment     Combined


Investment Income:
Dividends                               $-       $-             $-        $-             $-
Interest                            14,195   14,926            498         -         29,619
     Total investment income        14,195   14,926            498                   29,619
Expenses:
Investment adviser fee               3,908    1,866             39     2,306 (a)      8,119
Administrative personnel and           673      653             34     (405) (b)        955
services fee
Custodian fees                          24      146             21     (148) (c)         43
Transfer and dividend
disbursing agent
  fees and expenses                    325       74              9        10 (d)        418
Directors' fees                         14       31              1      (32) (e)         14
Professional Fees                        -       89              -      (89) (f)          -
Auditing fees                           50        -              -         -             50
Legal fees                              13        -              -         -             13
Portfolio accounting fees              352      101             27       138            618
                                                                             (g)
Distribution services fee -              -      305              -     1,737          2,042
Class A Shares                                                                (h)
Distribution services fee -              -        1              -         -              1
Class B Shares                                                               (h)*
Distribution services fee -            129        -              -       (4)            125
Class S Shares                                                                (h)
Distribution services fee -              -      322              -       205            527
Institutional II Shares                                                       (h)
Distribution services fee -              -        -             49      (49)              -
Corporate II Shares                                                           (i)
Distribution services fee -              -        -             14      (14)              -
Corporate III Shares                                                          (i)
Shareholder services fee -           1,821      183              -        38          2,042
Class A Shares                                                                (j)
Shareholder services fee -               -        -              -         -              -
Class B Shares                                       (a)                     (j)*
Shareholder services fee -             129        -              -       (3)            126
Class S Shares                                                                (j)
Shareholder services fee -               3        -              -         -              3
Institutional Shares                                                          (j)
Shareholder services fee -               -      614              -       747          1,361
Institutional I Shares                                                        (j)
Share registration costs                17       39              1       124            181
                                                                             (k)
Printing and postage                   113       59              2       (6)            168
                                                                             (l)
Taxes                                    -        -              -         -              -
Insurance premiums                       4        -              -         -              4
Miscellaneous                            4       67              9      (76)              4
                                                                             (m)
     Total expenses                  7,579    4,550            206     4,479         16,814
Waivers and Reimbursement:
Waiver of investment adviser       (1,564)    (599)           (39)   (2,020)        (4,222)
fee                                                                           (n)
Waiver of administrative                 -        -           (19)        19              -
personnel and services fee                                                    (o)
Waiver of distribution                   -        -              -   (1,716)        (1,716)
services fee - Class A Shares                                                 (p)
Waiver of distribution                   -        -              -       (5)            (5)
services fee - Class S Shares                                                 (p)
Waiver of distribution                                                 (148)          (148)
services fee - Institutional                                                  (p)
II Shares
Waiver of shareholder services       (364)    (110)              -       474              -
fee - Class A Shares                                                          (q)
Waiver of shareholder services           -        -              -         -              -
fee - Class B Shares
Waiver of shareholder services           -        -              -      (40)           (40)
fee - Class S Shares                                                          (q)
Waiver of shareholder services         (2)        -              -       (1)            (3)
fee - Institutional Shares                                                    (q)
Waiver of shareholder services                (286)                  (1,075)        (1,361)
fee - Institutional I Shares                                                  (q)
Reimbursement of other                   -     (63)           (27)        90              -
operating expenses                                                            (r)
     Total waivers and             (1,930)  (1,058)           (85)   (4,422)        (7,495)
reimbursement
          Net expenses               5,649    3,492            121        57          9,319
               Net investment       $8,546                    $377     $(57)        $20,300
income/(net operating loss)                 $11,434
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on              -        4              1         -              5
investments
Net change in unrealized
appreciation (depreciation)
   on investments                        -        -              -         -              -
     Net realized and                    -        4              1         -              5
unrealized gain (loss) on
investments
          Change in net assets      $8,546  $11,438           $378         -        $20,362
resulting from operations


*  Amount rounds to less than one thousand.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)





                                  VISION Money Market Fund
                                 ARK Money Market Portfolio
                            ARK Prime Cash Management Portfolio
                   Notes to Pro Forma Combining Statements of Operations
                       Six Months Ended October 31, 2002 (unaudited)


(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of three portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment to reflect the transfer agent gee reduction due to the combining of three portfolios into one.

     (e) Adjustment to reflect the Director's fee reductions due to the combining of three portfolios into one.

(f) Adjustment to reflect the Professional fee reductions of the ARK Money Market Portfolio and ARK Prime Cash Management Portfolio due to combining three portfolios into one.

(g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. Adjustment due to the combining of three portfolios into one.

(h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% (0.75% for Class B Shares) of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustments to reflect the 12b-1 of 0.25% for Class A Shares, 0.75% for Class B Shares, 0.25% for Class S Shares and 0.25% for Institutional II Shares due to combining three portfolios into one.

(i)  Adjustment  to  reflect  the  distribution  fee  reductions  for Prime Cash
     Management's Corporate II and Corporate II Shares, which is no longer applicable.

(j) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% for all classes due to combining three portfolios into one.

(k) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(l) Adjusted to reflect the Printing and postage expense reduction due to combining three portfolios into one.

(m) Miscellaneous expenses are reduced to reflect estimated savings to be realized by combining three portfolios into one.

(n) Adjustment to reflect the waiver of investment adviser fee being brought in line based on combined average net assets of funds.

(o) Adjustment to reflect reduction of waiver of administrative personnel and services fee which is no longer applicable.

(p) Adjustment to reflect applicable waiver of distribution (12b-1) fees for Class A, Class S and Institutional II Shares.

(q) Adjustment to reflect applicable waiver of shareholder services fee for Class A Shares, Class B Shares, Class S Shares, Institutional Shares and Institutional II Shares.

(r) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.

                                  VISION Money Market Fund
                                 ARK Money Market Portfolio
                            ARK Prime Cash Management Portfolio
                          Notes to Pro Forma Financial Statements
                                October 31, 2002 (unaudited)

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of VISION Money Market Fund and ARK Money Market Portfolio and ARK Prime Cash Management Portfolio, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Money Market Fund for ARK Money Market Portfolio and ARK Prime Cash Management Portfolio. Under generally accepted accounting principles, VISION Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the six months ended October 31, 2002, VISION Money Market Fund, ARK Money Market Portfolio and ARK Prime Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.50%, 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 229,819 Class A Shares of the VISION Money Market Fund, Class A Shares in exchange for 229,819 Class A Shares of the ARK Money Market Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 215 Class B Shares of the VISION Money Market Fund, Class B Shares in exchange for 215 Class B Shares of the ARK Money Market Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 1,089,134 Institutional I Shares of the VISION Money Market Fund in exchange for 1,082,467 Institutional I Shares of the ARK Money Market Portfolio and 6,667 Corporate I Shares of the ARK Prime Cash Management Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 421,427 Institutional II Shares of the VISION Money Market Fund in exchange for 392,918 Institutional II Shares of ARK Money Market Portfolio, 20,923 Corporate II Shares of ARK Prime Cash Management Portfolio and 7,586 Corporate III Shares of the ARK Prime Cash Management Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.



Pro Forma Combining Portfolio of Investments

April 30, 2002
in thousands


                               Ark U.S.    Ark U.S. VISION                                Ark U.S.   Ark      VISION
                                                    U.S.                                             U.S.     U.S
                               Treasury    Treasury Treasury                              Treasury   Treasury Treasury
                               Cash                                                       Cash
                               Management  Money    Money   Pro                           Management Money    Money    Pro Forma
                                                            Forma
                               Portfolio   Market   Market  Combined                      Portfolio  Market   Market   Combined
-----------------------------------------------------------------------------------------------------------------------------------
US Treasury Obligations - 71.1%
------------------------------------------------------------------------------------------------------------------------------------
 US Treasury Bills - 61.9%
------------------------------------------------------------------------------------------------------------------------------------
                                -           -                345,000     1.670%-2.030%,    -          -                343,723
                                                    345,000              5/2/2002 -                          343,723
                                                                         9/19/2002
                                38,681      -        -       38,681      1.660% -          38,620     -       -        38,620
                                                                      (1)1.980%,
                                                                         5/2/2002 -
                                                                         9/5/2002
                                                                         -----------------
                                -                    -       360,805     1.660% -          -                  -        381,974
                                           360,805                    (1)2.015%,                     381,974
                                                                         5/2/2002 -
                                                                         10/24/2002
                                                                         -----------------
                                                                         Total             38,620                      764,317
                                                                                                     381,974 343,723
                                                                         ----------------------------------------------------------
 US Treasury Notes - 9.2%
------------------------------------------------------------------------------------------------------------------------------------
                                -           -                65,000      4.250% -          -          -       65,777   65,777
                                                    65,000               6.000%,
                                                                         7/31/2002 -
                                                                         3/31/2003
                                3,500       44,062   -       47,562      5.750% -          3,535              -        48,126
                                                                         6.375%,                     44,591
                                                                         8/15/2002 -
                                                                         10/31/2002
                                                                                                                      -------------
                                                                         Total             3,535              65,777   113,903
                                                                                                     44,591
                                                                         Total US          42,155                      878,220
                                                                         Treasury                    426,565 409,500
                                                                         Obligations (at
                                                                         amortized cost)
                                                                                          -----------------------------------------
 Repurchase Agreements - 28.9% (2)
                                -                   175,000  175,000     Credit Suisse     -          -                175,000
                                                                         First Boston,                       175,000
                                                                         1.85%, dated
                                                                         4/30/2002, due
                                                                         5/1/2002
                                                                         collateralized
                                                                         by US Treasury
                                                                         obligations
                                                    180,000  180,000     Goldman Sachs,    -          -                180,000
                                                                         1.85%, dated                        180,000
                                                                         4/30/2002, due
                                                                         5/1/2002
                                                                         collateralized
                                                                         by U.S.
                                                                         Treasury
                                                                         obligations
                                -                   2,591    2,591       State Street      -          -       2,591    2,591
                                                                         Corp, 1.85%,
                                                                         dated
                                                                         4/30/2002, due
                                                                         5/1/2002
                                                                         collateralized
                                                                         by U.S.
                                                                         Treasury
                                                                         obligations
                                                                         (at amortized     -          -                357,591
                                                                         cost)                               357,591
                                                                                          -----------------------------------------
                                                                         Total             42,155                      1,235,811
                                                                         Investments (at             426,565 767,091
                                                                         amortized cost)
                                                                                          -----------------------------------------



     (1) The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

     (2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at April 30, 2002.

     Note: The categories of investments are shown as a percentage of net assets ($1,235,785) in thousands, at April 30, 2002.


   ARK U.S. Treasury Money Market and U.S. Treasury Cash Management Portfolios
                   and VISION U.S. Treasury Money Market Fund
            Pro Forma Combining Statements of Assets and Liabilities
                 April 30, 2002 (000, except per share amounts)



                                             ARK U.S.       ARK         VISION U.S.
                                             Treasury       U.S.        Treasury
                                             Cash           Treasury
                                             Management     Money       Money Market Pro Forma     Proforma
                                                            Market
                                             Portfolio      Portfolio   Fund         Adjustment    Combined
                                             ------------   ------------------------------------   -------------
Assets:
---------------------------------------------
Investments in securities, at value           $42,155        $426,565    $409,500     -             878,220
---------------------------------------------
Investments in repurchase agreements, at      -              -           357,591                    357,591
amortized cost
---------------------------------------------                                        -----------
Total investments                             42,155         426,565     767,091                    1,235,811
---------------------------------------------                                                      -------------
Cash                                          1          *   1           -            -             2
---------------------------------------------
Income receivable                             33             300         818          -             1,151
---------------------------------------------
Receivable for shares sold                    -              -           377          -             377
---------------------------------------------
Expense reimbursement from adviser            7              -           -            -             7
---------------------------------------------
Prepaid expenses                              1              8           -            -             9
---------------------------------------------
Other assets                                  -              -           -            -             -
---------------------------------------------                                        -----------
     Total assets                             42,197         426,874     768,286      -             1,237,357
---------------------------------------------------------   ------------------------------------   -------------
Liabilities:
---------------------------------------------
Income distribution payable                   48             481         639          -             1,168
---------------------------------------------
Payable for shares redeemed                   -              -           16           -             16
---------------------------------------------
Accrued expenses                              19             234         135          -             388
---------------------------------------------------------   ------------------------------------
     Total liabilities                        67             715         790          -             1,572
---------------------------------------------------------   ------------------------------------   -------------
Net Assets                                    $42,130        $426,159    $767,496     $-            $1,235,785
---------------------------------------------------------   ------------------------------------   -------------
Net Assets Consists of:
---------------------------------------------
Paid in capital                               $42,122        $426,061    $767,496                   1,235,679
---------------------------------------------
Accumulated net realized gain (loss) on                                                             -
   investments                                8              80          -            -             88
---------------------------------------------
Accumulated undistributed net investment                                                            -
   income/ (Distributions in excess of net                                                          -
   investment income)                         -              18          -            -             18
---------------------------------------------------------   ------------------------------------
     Total Net Assets                         $42,130        $426,159    $767,496     $-            $1,235,785
---------------------------------------------------------   ------------------------------------   -------------
Class A Shares                                $-             $22,394     $741,358     $-            $763,752
---------------------------------------------------------   ------------------------------------   -------------
Class S Shares                                $-             $-          $26,138      $-            $26,138
---------------------------------------------------------   ------------------------------------   -------------
Institutional Class Shares                    $-             $249,882    $-           $-            $249,882
---------------------------------------------------------   ------------------------------------   -------------
Institutional II Class Shares                 $-             $153,883    $-           $42,130       $196,013
                                                                                                (a)
---------------------------------------------------------   ------------------------------------   -------------
Corporate Shares                              $-         *   $-          $-           $-            $-
                                             ------------   ------------------------------------   -------------
Corporate II Shares                           $41,686        $-          $-           $(41,686)     $-
                                                                                                (a)
                                             ------------   ------------------------------------   -------------
Corporate III Shares                          $444           $-          $-           $(444)        $-
                                                                                                (a)
                                             ------------   ------------------------------------   -------------
Shares Outstanding:
---------------------------------------------
Class A Shares                                -              22,390      741,358      -             763,748
---------------------------------------------------------   ------------------------------------   -------------
Class S Shares                                -              -           26,138       -             26,138
---------------------------------------------------------   ------------------------------------   -------------
Institutional Class Shares                    -              249,754     -            -             249,754
---------------------------------------------------------   ------------------------------------   -------------
Institutional II Class Shares                 -              153,951     -            42,122        196,073
                                                                                                (a)(b)
---------------------------------------------------------   ------------------------------------   -------------
Corporate Shares                              -          *   -           -            -             -
                                             ------------   ------------------------------------   -------------
Corporate II Shares                           41,679         -           -            (41,679)      -
                                                                                                (a)(b)
                                             ------------   ------------------------------------   -------------
Corporate III Shares                          443            -           -            (443)         -
                                                                                                (a)(b)
                                             ------------   ------------------------------------   -------------
Net Asset Value, Offering Price and
   Redemption Proceeds Per Share
---------------------------------------------
Class A Shares                                $-             $1.00       $1.00        -             $1.00
---------------------------------------------------------   ------------------------------------   -------------
Class S Shares                                $-             $-          $1.00        -             $1.00
---------------------------------------------------------   ------------------------------------   -------------
Institutional Class Shares                    $-             $1.00       $-           -             $1.00
---------------------------------------------------------   ------------------------------------   -------------
Institutional II Class Shares                 $-             $1.00       $-           -             $1.00
---------------------------------------------------------   ------------------------------------   -------------
Corporate Shares                              $1.00          $-          $-           -             $1.00
                                             ------------   ------------------------------------   -------------
Corporate II Shares                           $1.00          $-          $-           -             $-
                                             ------------   ------------------------------------   -------------
Corporate III Shares                          $1.00          $-          $-           -             $-
                                             ------------   ------------------------------------   -------------
Investments, at identified cost               $42,155        $426,565    $767,091     $-            $1,193,656



*     Amount rounds to less than one thousand.
(a) Adjustment to reflect merger of ARK U.S. Treasury Cash Management Corporate II and III Shares' assets into ARK Institutional
      II Class Shares.
(b)   Adjustment to reflect share balance as a result of the combination.


(See Notes to Pro Forma Financial Statements)


   ARK U.S. Treasury Money Market and U.S.Treasury Cash Management Portfolios
                     VISION U.S. Treasury Money Market Fund
                  Pro Forma Combining Statements of Operations
                         Year Ended April 30, 2002 (000)



                                                ----------------

                                                ARK U.S.        ARK          VISION U.S.
                                                Treasury Cash   U.S.         Treasury
                                                                Treasury
                                                Management      Money Market Money Market Pro Forma     Pro Forma
                                                Portfolio       Portfolio    Fund         Adjustment    Combined
Investment Income:
Interest                                         $818            $12,622      $23,466      $-            $36,906
Expenses:
                                                ----------------
Investment adviser fee                          43               1,059        4,090        987           6,179
                                                                                                     (a)
Administrative personnel and services fee       41               528          694          (511)         752
                                                                                                     (b)
Custodian fees                                  5                20           29           (15)          39
                                                                                                     (c)
Transfer and dividend disbursing agent                                                     -             -
  fees and expenses                             3                75           262          (8)           332
                                                                                                     (d)
Directors' fees                                 1                10           6            (11)          6
                                                                                                     (e)
Auditing fees                                    -               -            52           -             52
Legal fees                                       -               -            9            -             9
Portfolio accounting fees                        -               -            368          119           487
                                                                                                     (f)
Professional fees                               19               73           -            (92)          -
                                                                                                     (g)
Distribution services fees - Class S Shares      -               -            68           (3)           65
                                                                                                     (h)
Distribution services fees - Class A Shares      -               61           -            1,848         1,909
                                                                                                     (h)
Distribution services fees - Institutional II    -               203          -            287           490
Class Shares                                                                                         (h)
Distribution services fees - Corporate II       71               -            -            (71)          -
Class Shares                                                                                         (h)
Distribution services fees - Corporate III      1                -            -            (1)           -
Class Shares                                                                                         (h)
Shareholder services fees - Class S Shares       -               -            -            65            65
                                                                                                     (i)
Shareholder services fees - Institutional        -               396          -            229           625
Class Shares                                                                                         (i)
Shareholder services fees - Class A Shares       -               37           -            1,872         1,909
                                                                                                     (i)
Share registration costs                         7               24           27           83            141
                                                                                                     (j)
Printing and postage                             3               25           52           52            132
                                                                                                     (k)
Insurance premiums                               -               -            5            -             5
Miscellaneous                                    3               30           8            (33)          8
                                                                                                     (l)
     Total expenses                              197             2,541        5,670        4,797         13,205
                                                -----------------------------             -----------   -------------
Waivers and Reimbursement:
                                                                                                        -------------
Waiver of investment adviser fee                 (25)            (210)        (736)        (1,501)       (2,472)
                                                                                                     (m)
Waiver of administrative personnel and           (13)            (20)                      33            -
services fee                                                                                         (n)
Waiver of distribution services fee - Class S    -               -            -            (26)          (26)
Shares                                                                                               (o)
Waiver of distribution services fee - Class A    -               -            -            (1,909)       (1,909)
Shares                                                                                               (o)
Waiver of distribution services fee -            -               -            -            (176)         (176)
institutional II Class Shares                                                                        (o)
Waiver of shareholder services fee -             -               (185)        -            (390)         (575)
Institutional Class Shares                                                                           (p)
Waiver of shareholder services fee - Class A     -               (22)         -            (742)         (764)
Shares                                                                                               (p)
Reimbursement of other operating expenses        (19)            -            -            19            -
                                                                                                     (q)
     Total waivers and reimbursement             (57)            (437)        (736)        (4,692)       (5,922)
                                                ----------------                                        -------------
          Net expenses                           140             2,104        4,934        105           7,283
     Net investment income/(net operating loss)  $678            $10,518      $18,532      $(105)        $29,623
                                                                                                        -------------
Realized and Unrealized Gain (Loss) on
Investments:
Net realized gain (loss) on investments          6               26           -            -             32
          Change in net assets resulting from    $684            $10,544      $18,532      $(105)        $29,655
operations
                                                -----------------------------------------------------   -------------

*  Amount is less than one thousand.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)



















                    ARK U.S. Treasury Money Market Portfolio
                   ARK U.S. Treasury Cash Management Portfolio
                     VISION U.S. Treasury Money Market Fund
                  (Formerly VISION Treasury Money Market Fund)
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002


(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.70% of the VISION U.S. Treasury Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the VISION Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of three portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of three portfolios into one.

(f) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

(g) Adjustment to reflect the Professional fee reductions of the ARK U.S. Treasury Money Market Portfolio and Ark U.S. Treasury Cash Management Portfolio due to combining three portfolios into one.

(h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp. ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The adjustment is to reflect the 12b-1 fee of 0.25% due to combining three portfolios into one.

(i) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining three portfolios into one.

(j) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(k) Adjustment to reflect the Printing and postage costs due to the combining of three portfolios into one.

(l) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(m) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(n) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

(o)  Adjustment to reflect adjustment of waiver of distribution (12b-1) fees.

(p) Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

(q) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.




                    ARK U.S. Treasury Money Market Portfolio
                   ARK U.S. Treasury Cash Management Portfolio
                     VISION U.S. Treasury Money Market Fund
                  (Formerly VISION Treasury Money Market Fund)
                     Notes to Pro Forma Financial Statements
                  Year Months Ended April 30, 2002 (unaudited)

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK U.S. Treasury Money Market Portfolio, ARK U.S. Treasury Cash Management Portfolio and VISION U.S. Treasury Money Market Fund, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION U.S. Treasury Money Market Fund for ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio. Under generally accepted accounting principles, VISION U.S. Treasury Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, VISION U.S. Treasury Money Market Fund, ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.50%, 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 22,390 Class A Shares of VISION U.S. Treasury Money Market Fund (accounting survivor) in exchange for 22,390 Class A Shares of ARK U.S. Treasury Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 249,754 Institutional I Shares of VISION U.S. Treasury Money Market Fund (accounting survivor) in exchange for 249,754 Institutional Shares of ARK U.S. Treasury Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 196,073 Institutional II Shares of VISION U.S. Treasury Money Market Fund (accounting survivor) in exchange for 153,951 Institutional II Shares of ARK U.S. Treasury Money Market Portfolio and 41,679 Corporate II Class Shares and 443 Corporate III Class Shares of ARK U.S. Treasury Cash Management Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.




 Pro Forma Combining Portfolio of Investments
October 31, 2002 (unaudited)
in thousands



                  Ark U.S.    Ark U.S. VISION                                          Ark U.S.   Ark U.S. VISION
                                       U.S.                                                                U.S.
                  Treasury    Treasury Treasury                                        Treasury   Treasury Treasury
                  Cash                                                                 Cash
                  Management  Money    Money     Pro Forma                             Management Money    Money      Pro
                                                                                                                      Forma
                  Portfolio   Market   Market    Combined                              Portfolio  Market   Market     Combined
US Treasury Obligations - 76.7%
 US Treasury Bills - 71.2%
                   -           -        380,000   380,000      1.560%-1.705%,           -          -        378,789
                                                               11/7/2002 - 3/20/2003                                  378,789
                   48,175      -        -         48,175       1.400% - 1.780%,         48,050     -        -          48,050
                                                            (1)11/7/2002 - 4/17/2003
                   -                    -         426,216      1.510% - 1.790%,         -                   -
                              426,216                       (1)11/14/2002 - 4/17/2003             424,732             424,732
                                                               Total                    48,050              378,789
                                                                                                  424,732             851,571
 US Treasury Notes - 5.5%
                   -           -        15,000    15,000       4.25%, 3/31/2003         -          -        15,124     15,124
                   -           50,000   -         50,000       5.500%, 2/28/2003        -          50,612   -          50,612
                                                               Total                    -          50,612   15,124     65,736
                                                               Total US Treasury        48,050              393,913
                                                               Obligations (at                    475,344             917,307
                                                               amoritzed cost)
 Repurchase Agreements - 23.4%
                   -                   160,000    160,000      Goldman Sachs, 1.84%,    -          -        160,000
                                                               dated 10/31/2002, due                                  160,000
                                                               11/1/2002
                                                               collateralized by US
                                                               Treasury Bills
                   -                   118,995    118,995      State Street Corp,       -          -        118,995
                                                               1.84%, dated                                           118,995
                                                               10/31/2002, due
                                                               11/1/2002
                                                               collateralized by US
                                                               Treasury Notes
                                                               (at amortized cost)      -          -        278,995
                                                                                                                      278,995
                                                               Total Investments (at    48,050              672,908
                                                               amortized cost)                    475,344             1,196,302


     (1) The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

     Note: The categories of investments are shown as a percentage of net assets ($1,195,372) in thousands, at October 31, 2002.


ARK U.S. Treasury Money Market Portfolio and
VISION U.S. Treasury Money Market Fund

Pro Forma Combining Statements of Assets and Liabilities
October 31, 2002 (unaudited) (000, except per share amounts)




                                     ARK U.S.        ARK         VISION U.S.
                                     Treasury        U.S.        Treasury
                                     Cash            Treasury
                                     Management      Money       Money Market Pro Forma       Proforma
                                                     Market
                                     Portfolio       Portfolio   Fund         Adjustment      Combined
   Assets:
   Investments in securities, at      $48,050         $475,344    $393,913     -               917,307
   value
   Investments in repurchase          -               -           278,995                      278,995
   agreements, at amortized cost
   Total investments                  48,050          475,344     672,908
                                                                                              1,196,302
   Cash                               -           *   1           1            -               2
   Income receivable                  -               471         70           -               541
   Expense reimbursement from         1               2           -            -               3
   adviser
   Prepaid expenses                   1               9           -            -               10
   Other assets                       2               2           -            -               4
        Total assets                  48,054          475,829     672,979      -
                                                                                              1,196,862
   Liabilities:
   Income distribution payable        50              487         631          -               1,168
   Accrued expenses                   16              253         53           -               322
        Total liabilities             66              740         684          -               1,490
   Net Assets                         $47,988         $475,089    $672,295     $-
                                                                                              $1,195,372
   Net Assets Consists of:
   Paid in capital                    $47,980         $475,002    $672,308
                                                                                              1,195,290
   Accumulated net realized gain                                                               -
   (loss) on
      investments                     (2)             3           -            -               1
   Accumulated undistributed net                                                               -
   investment
      income/ (Distributions in                                                                -
   excess of net
      investment income)              10              84          (13)         -               81
        Total Net Assets              $47,988         $475,089    $672,295     $-
                                                                                              $1,195,372
   Class A Shares                     $-              $22,935     $646,454     $-
                                                                                              $669,389
   Class S Shares                     $-              $-          $25,841      $-              $25,841
   Institutional Class Shares         $-              $259,619    $-           $-
                                                                                              $259,619
   Institutional II Class Shares      $-              $192,535    $-           $47,988   (a)
                                                                                              $240,523
   Corporate II Shares                $47,231         $-          $-                     (a)   $-
                                                                              $(47,231)
   Corporate III Shares               $757            $-          $-           $(757)    (a)   $-
   Shares Outstanding:
   Class A Shares                     -               22,932      646,585      -               669,517
   Class S Shares                     -               -           25,723       -               25,723
   Institutional Class Shares         -               259,496     -            -               259,496
   Institutional II Class Shares      -               192,608     -            47,980          240,588
                                                                                        (a)(b)
   Corporate II Shares                47,224          -           -            (47,224)        -
                                                                                        (a)(b)
   Corporate III Shares               756             -           -            (756)           -
                                                                                        (a)(b)
   Net Asset Value, Offering Price
   and
      Redemption Proceeds Per Share
   Class A Shares                     $-              $1.00       $1.00        -               $1.00
   Class S Shares                     $-              $-          $1.00        -               $1.00
   Institutional Class Shares         $-              $1.00       $-           -               $1.00
   Institutional II Class Shares      $-              $1.00       $-           -               $1.00
   Corporate II Shares                $1.00           $-          $-           -               $-
   Corporate III Shares               $1.00           $-          $-           -               $-
   Investments, at identified cost    $48,050         $475,344    $672,908     $-
                                                                                              $1,148,252

*  Amount rounds to less than one thousand.

(a) Adjustment to reflect merger of ARK U.S. Treasury Cash Management Corporate II and III Shares' assets into ARK Institutional II Class Shares.

(b)  Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)


 ARK U.S. Treasury Money Market and U.S. Treasury Cash Management Portfolios VISION U.S. Treasury Money Market Fund
Pro Forma Combining Statements of Operations
Six Months Ended October 31, 2002 (unaudited) (000)


                                        ARK U.S.         ARK            VISION U.S.
                                        Treasury         U.S.           Treasury
                                        Cash             Treasury
                                        Management       Money          Money           Pro Forma     Pro
                                                         Market         Market                        Forma
                                        Portfolio        Portfolio      Fund            Adjustment    Combined
Investment Income:
Interest                                 $407             $4,274         $6,553      *   $-
                                                                                                      $11,234
Expenses:
Investment adviser fee                  33                580            1,897           478           2,988
                                                                                                  (a)
Administrative personnel and services   31                212            326             (193)         376
fee                                                                                               (b)
Custodian fees                          5                 32             14              (32)          19
                                                                                                  (c)
Transfer and dividend disbursing agent
  fees and expenses                     7                 16             120             23            166
                                                                                                  (d)
Directors' fees                         1                 9              9               (10)          9
                                                                                                  (e)
Auditing fees                            -                -              25              -             25
Legal fees                               -                -              6               -             6
Portfolio accounting fees               25                48             171             (1)           243
                                                                                                  (f)
Professional fees                       3                 28             -               (31)          -
                                                                                                  (g)
Distribution services fees - Class S     -                -              33              (1)           32
Shares                                                                                            (h)
Distribution services fees - Class A     -                26             -               811           837
Shares                                                                                            (h)
Distribution services fees -             -                134            -               167           301
Institutional II Class Shares                                                                     (h)
Distribution services fees - Corporate  55                -              -               (55)          -
II Class Shares                                                                                   (h)
Distribution services fees - Corporate  1                 -              -               (1)           -
III Class Shares                                                                                  (h)
Shareholder services fees -              -                198            -               127           325
Institutional Class Shares                                                                        (i)
Shareholder services fees - Class S      -                -              -               32            32
Shares                                                                                            (i)
Shareholder services fees - Class A      -                16             -               821           837
Shares                                                                                            (i)
Share registration costs                 1                10             14              45            70
                                                                                                  (j)
Printing and postage                     2                20             43              1             66
                                                                                                  (k)
Insurance premiums                       -                -              2               -             2
Miscellaneous                            2                20             16              (22)          16
                                                                                                  (l)
     Total expenses                      166              1,349          2,676           2,159         6,350
Waivers and Reimbursement:
Waiver of investment adviser fee         (33)             -              (341)           (821)         (1,195)
                                                                                                  (m)
Waiver of administrative personnel and   (16)             -              -               16            -
services fee                                                                                      (n)
Waiver of distribution services fee -    -                -              -               (13)          (13)
Class S Shares                                                                                    (o)
Waiver of distribution services fee -    -                -              -               (837)         (837)
Class A Shares                                                                                    (o)
Waiver of distribution services fee -    -                -              -               (193)         (193)
Institutional II Class Shares                                                                     (o)
Waiver of shareholder services fee -     -                (92)           -               (207)         (299)
Institutional Class Shares                                                                        (p)
Waiver of shareholder services fee -     -                (10)           -               (325)         (335)
Class A Shares                                                                                    (p)
Reimbursement of other operating         (8)              (11)           -               19            -
expenses                                                                                          (q)
     Total waivers and reimbursement     (57)             (113)          (341)           (2,361)       (2,872)
          Net expenses                   109              1,236          2,335           (202)         3,478
     Net investment income/(net          $298             $3,038         $4,218          $202          $7,756
operating loss)
Realized and Unrealized Gain (Loss) on
Investments:
Net realized gain (loss) on investments  -           *    (11)           -           *   -             (11)
          Change in net assets           $298             $3,027         $4,218          $202          $7,745
resulting from operations


*  Amount is less than one thousand.
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)





                    ARK U.S. Treasury Money Market Portfolio
                   ARK U.S. Treasury Cash Management Portfolio
                     VISION U.S. Treasury Money Market Fund
                  (Formerly VISION Treasury Money Market Fund)
              Notes to Pro Forma Combining Statements of Operations
                        Six Months Ended October 31, 2002



(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.70% of the VISION U.S. Treasury Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the VISION Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of three portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of three portfolios into one.

(f) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The reduction is due to the combining of three portfolios into one.

(g) Adjustment to reflect the Professional fee reductions of the ARK U.S. Treasury Money Market Portfolio and Ark U.S. Treasury Cash Management Portfolio due to combining three portfolios into one.

(h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp. ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The adjustment is to reflect the 12b-1 fee of 0.25% due to combining three portfolios into one.

(i) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining three portfolios into one.

(j) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(k) Adjustment to reflect the Printing and postage costs due to the combining of three portfolios into one.

(l) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(m) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(n) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

(o)  Adjustment to reflect adjustment of waiver of distribution (12b-1) fees.

(p) Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

(q) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.




                    ARK U.S. Treasury Money Market Portfolio
                   ARK U.S. Treasury Cash Management Portfolio
                     VISION U.S. Treasury Money Market Fund
                  (Formerly VISION Treasury Money Market Fund)
                     Notes to Pro Forma Financial Statements
                  Six Months Ended October 31, 2002 (unaudited)

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK U.S. Treasury Money Market Portfolio, ARK U.S. Treasury Cash Management Portfolio and VISION U.S. Treasury Money Market Fund, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION U.S. Treasury Money Market Fund for ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio. Under generally accepted accounting principles, VISION U.S. Treasury Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the six months ended October 31, 2002, VISION U.S. Treasury Money Market Fund, ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.50%, 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 22,932 Class A Shares of VISION U.S. Treasury Money Market Fund (accounting survivor) in exchange for 22,932 Class A Shares of the ARK U.S. Treasury Money Market Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 259,619 Institutional I Shares of VISION U.S. Treasury Money Market Fund (accounting survivor) in exchange for 259,619 Institutional Shares of ARK U.S. Treasury Money Market Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 240,588 Institutional II Shares of VISION U.S. Treasury Money Market Fund (accounting survivor) in exchange for 192,608 Institutional II Shares of ARK U.S. Treasury Money Market Portfolio and 47,224 Corporate II Class Shares and 756 Corporate III Class Shares of ARK U.S. Treasury Cash Management Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
April 30, 2002
in thousands




VISION        ARK       ARK                                                 VISION     ARK      ARK
Large         Value     Blue                                                Large      Value    Blue Chip
                        Chip
Cap Core      Equity    Equity    Pro                                       Cap Core   Equity   Equity    Pro
                                  Forma                                                                   Forma
Fund          Portfolio Portfolio Combined                                  Fund       Portfolio Portfolio Combined
------------------------------------------------------------------------------------------------------------------
Common Stocks - 97.3%
------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense - 1.1%
------------------------------------------------------------------------------------------------------------------
 12            -         -        12           Boeing Co.                   535        -       -         535
                                               ----------------------------
 32            125       -        157          Raytheon Co.                 1,353      5,288   -         6,641
                                               -------------------------------------------------------------------
                                                    Total                   1,888      5,288   -         7,176
                                               -------------------------------------------------------------------
 Aluminum - 1.6%
------------------------------------------------------------------------------------------------------------------
 67            -         250      317          Alcoa, Inc.                  2,297      -       8,507     10,804
                                               -------------------------------------------------------------------
 Banks - Major Regional - 3.9%
------------------------------------------------------------------------------------------------------------------
 56            -         -        56           U.S. Bancorp                 1,323      -       -         1,323
                                               ----------------------------
 42            -         -        42           Washington Mutual, Inc.      1,596      -       -         1,596
                                               ----------------------------
 52            220       175      447          Wells Fargo & Co.            2,649              8,951     22,853
                                                                                      11,253
                                               -------------------------------------------------------------------
                                                    Total                   5,568              8,951     25,772
                                                                                      11,253
                                               -------------------------------------------------------------------
 Beverages - 0.5%
------------------------------------------------------------------------------------------------------------------
 57            -         -        57           Coca-Cola Co.                3,162      -       -         3,162
                                               -------------------------------------------------------------------
 Broadcasting - TV, Radio & Cable - 0.5%
------------------------------------------------------------------------------------------------------------------
 61            -         -        61           Comcast Corp., Class A       1,634      -       -         1,634
                                           (1)
                                               ----------------------------
 39            -         -        39           Cox Communications, Inc.,    1,294      -       -         1,294
                                           (1) Class A
                                               -------------------------------------------------------------------
                                                    Total                   2,928      -       -         2,928
                                               -------------------------------------------------------------------
 Computer Networks - 1.3%
------------------------------------------------------------------------------------------------------------------
 124           -         215      339          Cisco Systems, Inc.          1,821      -       3,150     4,971
                                           (1)
                                               ----------------------------
 43            90        -        133          Intel Corp.                  1,234      2,575   -         3,809
                                               -------------------------------------------------------------------
                                                    Total                   3,055      2,575   3,150     8,780
                                               -------------------------------------------------------------------
 Computers - 1.8%
------------------------------------------------------------------------------------------------------------------
 55            -         -        55           Dell Computer Corp.          1,450      -       -         1,450
                                           (1)
                                               ----------------------------
 32            45        50       127          International Business       2,689      3,769   4,188     10,646
                                               Machines Corp.
                                               -------------------------------------------------------------------
                                                    Total                   4,139      3,769   4,188     12,096
                                               -------------------------------------------------------------------
 Computers - Services - 2.7%
------------------------------------------------------------------------------------------------------------------
 126           -         265      391          AOL Time Warner, Inc.        2,401      -       5,040     7,441
                                           (1)
                                               ----------------------------
 16            115       -        131          First Data Corp.             1,282      9,141   -         10,423
                                               -------------------------------------------------------------------
                                                    Total                   3,683      9,141   5,040     17,864
                                               -------------------------------------------------------------------
 Computers - Software - 1.4%
------------------------------------------------------------------------------------------------------------------
 75            -         100      175          Microsoft Corp.              3,920      -       5,226     9,146
                                           (1)
                                               -------------------------------------------------------------------
 Consumer Discretionary - 4.0%
------------------------------------------------------------------------------------------------------------------
 -             80        -        80           Centex                       -          4,504   -         4,504
                                               ----------------------------
 -             -         150      150          Interpublic Group            -          -       4,632     4,632
                                               ----------------------------
 -             50                 50           Lear                         -          2,570   -         2,570
                                           (1)
                                               ----------------------------
 -             275       -        275          Lowe's                       -                  -         11,630
                                                                                      11,630
                                               ----------------------------
 -             59        -        59           TRW                          -          3,225   -         3,225
                                               -------------------------------------------------------------------
                                                    Total                   -                  4,632     26,561
                                                                                      21,929
                                               -------------------------------------------------------------------
 Consumer Products - 0.7%
------------------------------------------------------------------------------------------------------------------
 59            -         -        59           Gillette Co.                 2,105      -       -         2,105
                                               ----------------------------
 63            -         -        63           Mattel, Inc.                 1,294      -       -         1,294
                                           (1)
                                               ----------------------------
 46            -         -        46           Newell Rubbermaid, Inc.      1,459      -       -         1,459
                                               -------------------------------------------------------------------
                                                    Total                   4,858      -       -         4,858
                                               -------------------------------------------------------------------
 Consumer Staples - 6.1%
------------------------------------------------------------------------------------------------------------------
 -             100       -        100          HJ Heinz                     -          4,199   -         4,199
                                               ----------------------------
 -             150       200      350          Kraft Foods, Class A         -          6,156   8,208     14,364
                                               ----------------------------
 -             145       150      295          PepsiCo                      -          7,526   7,785     15,311
                                               ----------------------------
 -             -         70       70           Proctor & Gamble             -          -       6,318     6,318
                                               -------------------------------------------------------------------
                                                    Total                   -                  22,311    40,192
                                                                                      17,881
                                               -------------------------------------------------------------------
 Cosmetics & Toiletries - 0.3%
------------------------------------------------------------------------------------------------------------------
 34            -         -        34           Kimberly-Clark Corp.         2,221      -       -         2,221
                                               -------------------------------------------------------------------
 Diversified - 2.1%
------------------------------------------------------------------------------------------------------------------
 134           65        240      439          General Electric Co.         4,223      2,051   7,572     13,846
                                               -------------------------------------------------------------------
 Electric Companies - 0.3%
------------------------------------------------------------------------------------------------------------------
 11            -         -        11           FPL Group, Inc.              669        -       -         669
                                               ----------------------------
 58            -         -        58           Xcel Energy, Inc.            1,487      -       -         1,487
                                               -------------------------------------------------------------------
                                                    Total                   2,156      -       -         2,156
                                               -------------------------------------------------------------------
 Electronic Components - 1.7%
------------------------------------------------------------------------------------------------------------------
 39            -         -        39           International Rectifier      1,778      -       -         1,778
                                           (1) Corp.
                                               ----------------------------
 50                               50           Intersil Holding Corp.       1,342      -       -         1,342
                                               ----------------------------
 107                              107          Solectron Corp.              781        -       -         781
                                           (1)
                                               ----------------------------
 136           -         -        136          Symbol Technologies, Inc.    1,150      -       -         1,150
                                               ----------------------------
 51            -         150      201          Texas Instruments, Inc.      1,589      -       4,640     6,229
                                               -------------------------------------------------------------------
                                                    Total                   6,640      -       4,640     11,280
                                               -------------------------------------------------------------------
 Energy - 3.6%
------------------------------------------------------------------------------------------------------------------
 -             200       -        200          BP, ADR                      -                  -         10,160
                                                                                      10,160
                                               ----------------------------
 -             50        -        50           Nabors Industries            -          2,278   -         2,278
                                           (1)
                                               ----------------------------
 -             42        185      227          Weatherford International    -          2,095   9,226     11,321
                                           (1)
                                               -------------------------------------------------------------------
                                                    Total                   -                  9,226     23,759
                                                                                      14,533
                                               -------------------------------------------------------------------
 Entertainment - 0.5%
------------------------------------------------------------------------------------------------------------------
 80            -         -        80           Disney (Walt) Co.            1,861      -       -         1,861
                                               ----------------------------
 30            -         -        30           Viacom, Inc., Class B        1,402      -       -         1,402
                                           (1)
                                               -------------------------------------------------------------------
                                                    Total                   3,263      -       -         3,263
                                               -------------------------------------------------------------------
 Financial Services - Credit Cards - 0.2%
------------------------------------------------------------------------------------------------------------------
 16            -         -        16           Capital One Financial Corp.  979        -       -         979
                                               -------------------------------------------------------------------
 Financial Services - Diversified - 5.3%
------------------------------------------------------------------------------------------------------------------
 40            -         -        40           Bank of New York Co., Inc.   1,449      -       -         1,449
                                               ----------------------------
 98            220       185      503          Citigroup, Inc.              4,225      9,526   8,011     21,762
                                               ----------------------------
 17            -         -        17           Fannie Mae                   1,321      -       -         1,321
                                               ----------------------------
 20            -         -        20           Hartford Financial           1,376      -       -         1,376
                                               Services Group, Inc.
                                               ----------------------------
 24            -         -        24           Merrill Lynch & Co., Inc.    999        -       -         999
                                               ----------------------------
 29            -         135      164          Morgan Stanley, Dean         1,396      -       6,442     7,838
                                               Witter & Co.
                                               -------------------------------------------------------------------
                                                    Total                   10,766     9,526   14,453    34,745
                                               -------------------------------------------------------------------
 Financials - 5.2%
------------------------------------------------------------------------------------------------------------------
 -             -         135      135          American Express             -          -       5,536     5,536
                                               ----------------------------
 -             -         220      220          FleetBoston Financial        -          -       7,766     7,766
                                               ----------------------------
 -             107       225      332          JP Morgan Chase              -          3,759   7,898     11,657
                                               ----------------------------
 -             90        -        90           Travelers Property Casualty  -          1,673   -         1,673
                                           (1)
                                               ----------------------------
 -             300       -        300          Waddell & Reed Financial,    -          7,725   -         7,725
                                               Class A
                                               -------------------------------------------------------------------
                                                    Total                   -         13,157    21,200    34,357
                                               -------------------------------------------------------------------
 Health Care - 10.2%
------------------------------------------------------------------------------------------------------------------
 -             160       150      310          Abbott Laboratories          -          8,632   8,092     16,724
                                               ----------------------------
 -             170       -        170          Baxter International         -          9,673   -         9,673
                                               ----------------------------
 -             200       -        200          Becton Dickinson             -          7,434   -         7,434
                                               ----------------------------
 -             18        -        18           Bristol-Myers Squibb         -          518     -         518
                                               ----------------------------
 64            -         -        64           Caremark Rx, Inc.            1,370      -       -         1,370
                                           (1)
                                               ----------------------------
 21            -         -        21           Express Scripts, Inc.,       1,315      -       -         1,315
                                           (1) Class A
                                               ----------------------------
 -             -         125      125          Genentech                    -          -       4,437     4,437
                                           (1)
                                               ----------------------------
 -             -         150      150          Guidant                      -          -       5,640     5,640
                                           (1)
                                               ----------------------------
 25            -         -        25           Tenet Healthcare Corp.       1,840      -       -         1,840
                                           (1)
                                               ----------------------------
 -             200       120      320          Wyeth                        -                  6,840     18,240
                                                                                      11,400
                                               -------------------------------------------------------------------
                                                    Total                   4,525              25,009    67,191
                                                                                      37,657
                                               -------------------------------------------------------------------
 Industrials - 4.5%
------------------------------------------------------------------------------------------------------------------
 -             75        -        75           Caterpillar                  -          4,096   -         4,096
                                               ----------------------------
 -             -         185      185          Dover                        -          -       6,893     6,893
                                               ----------------------------
 -             85        -        85           Ingersoll-Rand               -          4,246   -         4,246
                                               ----------------------------
 -             75        -        75           Parker Hannifin              -          3,746   -         3,746
                                               ----------------------------
 -             25        125      150          United Technologies          -          1,754   8,771     10,525
                                               -------------------------------------------------------------------
                                                    Total                   -                  15,664    29,506
                                                                                      13,842
                                               -------------------------------------------------------------------
 Information Technology - 6.8%
------------------------------------------------------------------------------------------------------------------
 -             455       -        455          Agere Systems, Class A       -          1,929   -         1,929
                                           (1)
                                               ----------------------------
 -             200       138      338          Cadence Design Systems       -          4,096   2,822     6,918
                                           (1)
                                               ----------------------------
 -             -         130      130          Celestica                    -          -       3,601     3,601
                                           (1)
                                               ----------------------------
 -             100       -        100          Computer Associates          -          1,860   -         1,860
                                               International
                                               ----------------------------
 -             -         600      600          Corning                      -          -       4,014     4,014
                                           (1)
                                               ----------------------------
 -             -         175      175          Flextronics International    -          -       2,424     2,424
                                           (1)
                                               ----------------------------
 -             -         215      215          Jabil Circuit                -          -       4,388     4,388
                                           (1)
                                               ----------------------------
 -             -         160      160          Koninklijke Philips          -          -       4,962     4,962
                                               Electronics
                                               ----------------------------
 -             200       -        200          Lucent Technologies          -          920     -         920
                                           (1)
                                               ----------------------------
 -             245       250      495          Motorola                     -          3,773   3,850     7,623
                                               ----------------------------
 -             -         325      325          Sun Microsystems             -          -       2,658     2,658
                                           (1)
                                               ----------------------------
 -             -         115      115          Veritas Software             -          -       3,259     3,259
                                           (1)
                                               -------------------------------------------------------------------
                                                    Total                   -         12,578  31,978    44,556
                                               -------------------------------------------------------------------
 Insurance - 2.0%
------------------------------------------------------------------------------------------------------------------
 34            -         110      144          American International       2,341      -       7,603     9,944
                                               Group, Inc.
                                               ----------------------------
 24            -         -        24           Jefferson-Pilot Corp.        1,212      -       -         1,212
                                               ----------------------------
 44            -         -        44           St. Paul Cos., Inc.          2,201      -       -         2,201
                                               -------------------------------------------------------------------
                                                    Total                   5,754      -       7,603     13,357
                                               -------------------------------------------------------------------
 Manufacturing - Diversified - 2.7%
------------------------------------------------------------------------------------------------------------------
 40            -         150      190          Agilent Technologies, Inc.   1,193      -       4,507     5,700
                                           (1)
                                               ----------------------------
 42            66        -        108          Honeywell International,     1,551      2,421   -         3,972
                                               Inc.
                                               ----------------------------
 63            135       225      423          Tyco International Ltd.      1,155      2,491   4,152     7,798
                                               -------------------------------------------------------------------
                                                    Total                   3,899      4,912   8,659     17,470
                                               -------------------------------------------------------------------
 Materials - 3.0%
------------------------------------------------------------------------------------------------------------------
 -             200       -        200          Cemex, ADR                   -          6,340   -         6,340
                                               ----------------------------
 -             635       -        635          Crown, Cork & Seal           -          7,150   -         7,150
                                           (1)
                                               ----------------------------
 -             200       -        200          Engelhard                    -          6,084   -         6,084
                                               -------------------------------------------------------------------
                                                    Total                   -                  -         19,574
                                                                                      19,574
                                               -------------------------------------------------------------------
 Medical - 1.2%
------------------------------------------------------------------------------------------------------------------
 34            140       -        174          Medtronic, Inc.              1,512      6,257   -         7,769
                                               -------------------------------------------------------------------
 Oil - 4.5%
------------------------------------------------------------------------------------------------------------------
 14            84        -        98           ChevronTexaco Corp.          1,182      7,318   -         8,500
                                               ----------------------------
 72            250       200      522          Exxon Mobil Corp.            2,898              8,034     20,974
                                                                                      10,042
                                               -------------------------------------------------------------------
                                                    Total                   4,080              8,034     29,474
                                                                                      17,360
                                               -------------------------------------------------------------------
 Oil & Gas - Exploration & Production - 1.5%
------------------------------------------------------------------------------------------------------------------
 30            -         -        30           Burlington Resources, Inc.   1,329      -       -         1,329
                                               ----------------------------
 67            90        -        157          El Paso Corp.                2,677      3,600   -         6,277
                                               ----------------------------
 21            -         -        21           Schlumberger Ltd.            1,146      -       -         1,146
                                               ----------------------------
 43            -         -        43           Williams Cos., Inc. (The)    813        -       -         813
                                               -------------------------------------------------------------------
                                                    Total                   5,965      3,600   -         9,565
                                               -------------------------------------------------------------------
 Oil & Gas - Refining and Marketing - 0.4%
------------------------------------------------------------------------------------------------------------------
 98            -         -        98           Marathon Oil Corp.           2,849      -       -         2,849
                                               -------------------------------------------------------------------
 Pharmaceuticals - 4.3%
------------------------------------------------------------------------------------------------------------------
 29            -         -        29           Amgen, Inc.                  1,549      -       -         1,549
                                           (1)
                                               ----------------------------
 95            -         -        95           Health Management            2,038      -       -         2,038
                                           (1) Association, Class A
                                               ----------------------------
 67            -         -        67           ICN Pharmaceuticals, Inc.    1,840      -       -         1,840
                                               ----------------------------
 106           -         -        106          IMS Health, Inc.             2,190      -       -         2,190
                                               ----------------------------
 26            -         55       81           Lilly (Eli) & Co.            1,710      -       3,633     5,343
                                               ----------------------------
 45            -         -        45           Merck & Co., Inc.            2,444      -       -         2,444
                                               ----------------------------
 117           -         230      347          Pfizer, Inc.                 4,265      -       8,361     12,626
                                               -------------------------------------------------------------------
                                                    Total                   16,036     -       11,994    28,030
                                               -------------------------------------------------------------------
 Retail - 4.4%
------------------------------------------------------------------------------------------------------------------
 22            -         200      222          CVS Corp.                    725        -       6,696     7,421
                                               ----------------------------
 61            -         -        61           Gap (The), Inc.              854        -       -         854
                                               ----------------------------
 19            -         175      194          Home Depot, Inc.             899        -       8,115     9,014
                                               ----------------------------
 66            -         -        66           Kroger Co.                   1,503      -       -         1,503
                                           (1)
                                               ----------------------------
 63            -         -        63           Staples, Inc.                1,263      -       -         1,263
                                               ----------------------------
 23            -         130      153          Wal-Mart Stores, Inc.        1,302      -       7,262     8,564
                                               -------------------------------------------------------------------
                                                    Total                   6,546      -       22,073    28,619
                                               -------------------------------------------------------------------
 Service- Commercial & Consumer - 0.2%
------------------------------------------------------------------------------------------------------------------
 79            -         -        79           Cendant Corp.                1,428      -       -         1,428
                                               -------------------------------------------------------------------
 Telecommunications Equipment - 0.2%
------------------------------------------------------------------------------------------------------------------
 60            -         -        60           Scientific-Atlanta, Inc.     1,194      -       -         1,194
                                               -------------------------------------------------------------------
 Telecommunication Services - 2.4%
------------------------------------------------------------------------------------------------------------------
 49            -         -        49           AT&T Corp.                   649        -       -         649
                                               ----------------------------
 -             125       -        125          AT&T Wireless Services       -          1,119   -         1,119
                                           (1)
                                               ----------------------------
 131           -         -        131          American Tower Systems       652        -       -         652
                                               Corp., Class A
                                               ----------------------------
 72            -         -        72           Crown Castle International   522        -       -         522
                                           (1) Corp.
                                               ----------------------------
 -             100       -        100          Nextel Communications,       -          551     -         551
                                           (1) Class A
                                               ----------------------------
 -             135       165      300          SBC Communications           -          4,193   5,125     9,318
                                               ----------------------------
 -             161       -        161          Sprint (FON Group)           -          2,558   -         2,558
                                               -------------------------------------------------------------------
                                                    Total                   1,823      8,421   5,125     15,369
                                               -------------------------------------------------------------------
 Telephone - 1.0%
------------------------------------------------------------------------------------------------------------------
 62            100       -        162          Verizon Communications,      2,504      4,025   -         6,529
                                               Inc.
                                               -------------------------------------------------------------------
 Utilities - 3.2%
------------------------------------------------------------------------------------------------------------------
 65            145       165      375          BellSouth Corp.              1,986      4,401   5,008     11,395
                                               ----------------------------
 -             -         165      165          Dynegy, Class A              -          -       2,970     2,970
                                               ----------------------------
 -             231       -        231          Questar                      -          6,434   -         6,434
                                               -------------------------------------------------------------------
                                                    Total                   1,986              7,978     20,799
                                                                                      10,835
                                               -------------------------------------------------------------------
                                               Total Common Stocks          125,847            263,213   639,224
                                               (identified cost $542,372)             250,164
                                               -------------------------------------------------------------------
 Mutual Funds - 2.3%
------------------------------------------------------------------------------------------------------------------
 5,865         -         -        5,865        Seven Seas Money Market      5,865      -       -         5,865
                                               Fund
                                               ----------------------------
 -             2,736     6,583    9,319        ARK Money Market             -          2,736   6,583     9,319
                                           (2) Portfolio, Institutional
                                               Class
                                               ----------------------------
                                               Total Mutual Funds (at net   5,865      2,736   6,583     15,184
                                               asset value)
                                               ----------------------------
                                               Total Investments            131,712   252,900 269,796   654,408
                                               (identified cost
                                               $557,556)(3)
                                               -------------------------------------------------------------------



(1)  Non-income producing security.

(2) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of the ARK portfolios.

(3)  The cost of investments for federal tax purposes amounts to $557,556.

Note: The categories of investments are shown as a percentage of net assets ($656,932) at April 30, 2002.

The following acronym is used throughout the portfolio:

ADR  ---American Depositary Receipt

 (See Notes to the Pro Forma Financial Statements)


                           VISION Large Cap Core Fund
                           ARK Value Equity Portfolio
                         ARK Blue Chip Equity Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                                 April 30, 2002



                                VISION         ARK          ARK
                                Large         Value      Blue Chip
                               Cap Core      Equity       Equity      Pro Forma    Proforma
                                 Fund       Portfolio    Portfolio    Adjustment   Combined
Assets:
Investments in securities, at                                                 -
value                          $131,712      $252,900     $269,796                  654,408
Cash                                  -             -            -            -           -
Income receivable                    82           240          176            -         498
Receivable for shares sold          292           103          427            -         822
Receivable for investments        1,785         2,125        9,233            -      13,143
sold
Deferred organizational costs         -             5            8            -          13
     Total assets                             255,373      279,640            -
                                133,871                                             668,884
Liabilities:
Payable for investments           3,534         2,187        5,019            -      10,740
purchased
Payable for shares redeemed         435           102           87            -         624
Accrued expenses                     31           281          276            -         588
     Total liabilities            4,000         2,570        5,382            -      11,952
Net Assets                                                                   $-
                               $129,871      $252,803     $274,258                 $656,932
Net Assets Consists of:
Paid in capital                                                              $-
                                $97,308      $158,283     $293,830                  549,421
Net unrealized appreciation
(depreciation)
  of investments                 16,121            17           59            -      16,197
Accumulated net realized gain
(loss) on
   investments                   16,148         3,255      (9,114)            -      10,289
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)               294        91,248     (10,517)            -      81,025
     Total Net Assets                                                        $-
                               $129,871      $252,803     $274,258                 $656,932
Class A Shares                 $129,434        $5,935      $53,338           $0    $188,707
Class B Shares                     $437        $1,141      $12,593           $0     $14,171
Institutional Shares                N/A      $245,727     $208,327           $0    $454,054
Shares Outstanding
Class A Shares                   15,847           630        3,338          202 (a)  20,017
Class B Shares                       54           124          804          563 (a)   1,545
Institutional Shares                N/A        26,036       13,018        9,045 (a)  48,099
Net Asset Value, Offering
Price and Redemption Proceeds
Per Share:
Net Asset Value Per Share
Class A Shares                    $8.17         $9.43       $15.98            -       $9.43
Class B Shares                    $8.07         $9.17       $15.67            -       $9.17
Institutional Shares                N/A         $9.44       $16.00            -       $9.44
Offering Price Per Share
Class A Shares                    $8.65 (b)     $9.90 (d)   $16.78 (d)        -       $9.99
Class B Shares                    $8.07         $9.17       $15.67            -       $9.17
Institutional Shares                N/A         $9.44       $16.00            -       $9.44
Redemption Proceeds Per Share
Class A Shares                    $8.17         $9.43       $15.98            -       $9.43
Class B Shares                    $7.67 (c)     $9.17       $15.67            -       $8.71
Institutional Shares                N/A         $9.44       $16.00            -       $9.44
Investments, at identified     $115,591      $161,652     $280,313            -    $557,556
cost


(a) Adjustment to reflect share balance as a result of the combination.
(b) Computation of offering price per share 100/94.5 of net asset value.
(c) Computation of redemption proceeds per share 95/100 of net asset value.
(d) Computation of offering price per share 100/95.25 of net asset value.

(See Notes to Pro Forma Financial Statements)




                  Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002


                                   VISION        ARK       ARK
                                    Large       Value      Blue
                                                           Chip
                                  Cap Core     Equity      Equity      Pro Forma     Pro Forma
                                    Fund       Portfolio  Portfolio    Adjustment    Combined


Investment Income:
Dividends                            $1,991                 $3,157            $-        $9,510
                                             *  $4,362 **          ***
Interest                                102         59         317             -           478
                                  ----------   --------   ---------    ----------    ----------
     Total investment income          2,093      4,421       3,474                       9,988
Expenses:
Investment adviser fee                1,400      2,847       2,059         (722)         5,584
                                                                                 (a)
Administrative personnel and            140        372         383         (593)           302
services fee                                                                     (b)
Custodian fees                            8         44          47          (79)            20
                                                                                 (c)
Transfer and dividend disbursing
agent
  fees and expenses                      63         50          41            50           204
                                                                                 (d)
Directors' fees                           2          6           7           (3)            12
                                                                                 (e)
Professional Fees                         -         47          51          (98)             -
                                                                                 (f)
Portfolio accounting fees                74          -           -           122           196
                                                                                 (g)
Auditing fees                             8          -           -            17            25
                                                                                 (h)
Legal fees                                4          -           -             2             6
                                                                                 (i)
Distribution services fee -               -         26         333           113           472
Class A Shares                                                                   (j)
Distribution services fee -               2          7         102           (5)           106
Class B Shares                                                                   (j)
Shareholder services fee - Class        104         10          91           267           472
A Shares                                                                         (k)
Shareholder services fee - Class          1          2          34           (2)            35
B Shares                                                                         (k)
Shareholder services fee -                -        416         330           389         1,135
Institutional Shares                                                             (k)
Share registration costs                 12         22          31            10            75
                                                                                 (l)
Printing and postage                     16         13          18             6            53
                                                                                 (m)
Taxes                                     -          -           -             -             -
Insurance premiums                        2          -           -             3             5
                                                                                 (n)
Miscellaneous                             2          8          20          (16)            14
                                                                                 (o)
                                  ----------   --------   ---------    ----------    ----------
     Total expenses                   1,838      3,870       3,547         (539)         8,716
                                  ----------   --------   ---------    ----------    ----------
Waivers and Reimbursement:
Waiver of investment adviser fee          -      (372)       (266)           638             -
                                                                                 (p)
Waiver of administrative                  -       (18)        (20)            38             -
personnel and services fee                                                       (q)
Waiver of distribution services           -       (10)       (182)           155          (37)
fee - Class A Shares                                                             (r)
Waiver of shareholder services         (42)       (10)        (91)         (329)         (472)
fee - Class A Shares                                                             (s)
Waiver of shareholder services            -          -           -         (863)         (863)
fee - Institutional Shares                                                       (s)
Reimbursement of other operating          -          -         (3)             3             -
expenses                                                                         (t)
     Total waivers and                 (42)      (410)       (562)         (358)       (1,372)
reimbursement
                                  ----------   --------   ---------    ----------    ----------
          Net expenses                1,796      3,460       2,985         (897)         7,344
                                  ----------   --------   ---------    ----------    ----------
               Net investment          $297       $961        $489          $897        $2,644
income/(net operating loss)
                                  ----------   --------   ---------    ----------    ----------
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on          22,420      6,462     (7,596)             -        21,286
investments
Net change in unrealized
appreciation (depreciation)
   on investments                  (52,762)                                    -
                                               (36,701)   (56,779)                   (146,242)
                                  ----------   --------   ---------    ----------    ----------
     Net realized and unrealized   (30,342)                                    -
gain (loss) on investments                     (30,239)   (64,375)                   (124,956)
                                  ----------   --------   ---------    ----------    ----------
          Change in net assets                                                 -
resulting from operations         $(30,045)    $(29,278)  $(63,886)                  $(123,209)
                                  ----------   --------   ---------    ----------    ----------


*  Includes dividend tax withheld expense of $6
** Less foreign taxes withheld of $22
*** Less foreign taxes withheld of $10

(See Notes to Pro Forma Financial Statements)






                           ARK Value Equity Portfolio
                         ARK Blue Chip Equity Portfolio
                           VISION Large Cap Core Fund
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.85% of the VISION Large Cap Stock Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of three portfolios into one.

(f) Adjustment to reflect the Professional fee reductions of the ARK Value Equity Portfolio and ARK Blue Chip Equity Portfolio due to combining three portfolios into one.

(g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

(h) Adjustment to reflect Auditing fee costs due to combining three portfolios into one.

(i) Adjustment to reflect Legal fee costs due to combing three portfolios into one.

(j) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% (0.75% for Class B Shares) of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustments to reflect the 12b-1 of 0.25% for Class A Shares and O.75% for Class B Shares due to combining three portfolios into one.

(k) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% for both classes due to combining three portfolios into one.

(l) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(m) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(n) Adjustment to reflect Insurance premium costs due to combining three portfolios into one.

(o) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(p) Adjustment to reflect the reduction of fees waived by the adviser, which is no longer applicable.

(q) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

(r) Adjustment to reflect waiver of distribution (12b-1) fees being brought in line based on the combined average net assets of funds.

(s) Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

(t) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                           ARK Value Equity Portfolio
                             ARK Blue Chip Portfolio
                           VISION Large Cap Core Fund
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK Value Equity Portfolio, ARK Blue Chip Portfolio and VISION Large Cap Core Fund, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK Value Equity Portfolio for ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund. Under generally accepted accounting principles, ARK Value Equity Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30,  2002,  ARK Value Equity  Portfolio,  ARK Blue
Chip Equity Portfolio and VISION Large Cap Core Fund paid investment advisory fees computed at the annual rate of 1.00%, 0.70% and 0.85%, respectively, as a percentage of average daily net assets.




Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 21,438 Class A Shares of the VISION Large Cap Stock Fund in exchange for 3,338 Class A Shares of the ARK Blue Chip Equity Portfolio, 15,847 Class A Shares of VISION Large Cap Core Fund and 630 Class A Shares of ARK Value Equity Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 1,545 Class B Shares of the VISION Large Cap Stock Fund in exchange for 804 Class B Shares of the ARK Blue Chip Equity Portfolio, 54 Class B Shares of VISION Large Cap Core Fund and 124 Class B Shares of ARK Value Equity Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 48,099 Institutional I Shares of the VISION Large Cap Stock Fund in exchange for 13,018 Institutional I Shares of the ARK Blue Chip Equity Portfolio and 26,036
Institutional I Shares of ARK Value Equity Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.



Pro Forma Combining Portfolio of Investments
October 31, 2002 (unaudited)
(in thousands)




   VISION        ARK      ARK                                                   VISION    ARK       ARK
    Large       Value     Blue                                                  Large     Value     Blue
                          Chip                                                                      Chip
  Cap Core     Equity     Equity  Pro Forma                                     Cap Core  Equity    Equity     Pro Forma
    Fund      Portfolio   Portfolio Combined                                    Fund      Portfolio Portfolio  Combined
-------------------------------------------------------------------------------------------------------------------
Common Stocks - 97.4%
-------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense - 1.0%
-------------------------------------------------------------------------------------------------------------------
           12         -        -         12     Boeing Co.                           357       -       -       357
                                                --------------------------------
           29       125        -        154     Raytheon Co.                         855   3,687       -     4,542
                                                -------------------------------------------------------------------
                                                     Total                         1,212   3,687       -     4,899
                                                -------------------------------------------------------------------
 Aluminum - 1.4%
-------------------------------------------------------------------------------------------------------------------
           67         -      250        317     Alcoa, Inc.                        1,489       -   5,515     7,004
                                                -------------------------------------------------------------------
 Banks - Major Regional - 4.8%
-------------------------------------------------------------------------------------------------------------------
           56        85        -        141     U.S. Bancorp                       1,177   1,793       -     2,970
                                                --------------------------------
           42        70        -        112     Washington Mutual, Inc.            1,513   2,503       -     4,016
                                                --------------------------------
           25       165      140        330     Wells Fargo & Co.                  1,250   8,327   7,066    16,643
                                            (1)
                                                -------------------------------------------------------------------
                                                     Total                         3,940           7,066    23,629
                                                                                          12,623
                                                -------------------------------------------------------------------
 Beverages - 0.3%
-------------------------------------------------------------------------------------------------------------------
           28         -        -         28     Coca-Cola Co.                      1,317       -       -     1,317
                                                -------------------------------------------------------------------
 Broadcasting - TV, Radio & Cable - 0.8%
-------------------------------------------------------------------------------------------------------------------
           37         -        -         37     Clear Channel Communications,      1,371       -       -     1,371
                                            (2) Inc.
                                                --------------------------------
           61         -        -         61     Comcast Corp., Class A             1,405       -       -     1,405
                                            (2)
                                                --------------------------------
           39         -        -         39     Cox Communications, Inc.,          1,062       -       -     1,062
                                            (2) Class A
                                                -------------------------------------------------------------------
                                                     Total                         3,838       -       -     3,838
                                                -------------------------------------------------------------------
 Business Services - 0.2%
-------------------------------------------------------------------------------------------------------------------
           71         -        -         71     Accenture Ltd., Class A            1,193       -       -     1,193
                                            (2)
                                                -------------------------------------------------------------------
 Computer Networks - 1.1%
-------------------------------------------------------------------------------------------------------------------
          124         -      235        359     Cisco Systems, Inc.                1,389       -   2,627     4,016
                                            (2)
                                                --------------------------------
           75         -        -         75     Intel Corp.                        1,293       -       -     1,293
                                                -------------------------------------------------------------------
                                                     Total                         2,682       -   2,627     5,309
                                                -------------------------------------------------------------------
 Computers - 2.6%
-------------------------------------------------------------------------------------------------------------------
           54         -        -         54     Dell Computer Corp.                1,558       -       -     1,558
                                            (2)
                                                --------------------------------
           34        45       65        144     International Business             2,692   3,552   5,131    11,375
                                                Machines Corp.
                                                -------------------------------------------------------------------
                                                     Total                         4,250   3,552   5,131    12,933
                                                -------------------------------------------------------------------
 Computers - Services - 2.6%
-------------------------------------------------------------------------------------------------------------------
          126         -      350        476     AOL Time Warner, Inc.              1,862       -   5,162     7,024
                                            (2)
                                                --------------------------------
           34       130        -        164     First Data Corp.                   1,197   4,542       -     5,739
                                                -------------------------------------------------------------------
                                                     Total                         3,059   4,542   5,162    12,763
                                                -------------------------------------------------------------------
 Computers - Software - 1.9%
-------------------------------------------------------------------------------------------------------------------
           77         -      100        177     Microsoft Corp.                    4,123       -   5,347     9,470
                                            (2)
                                                -------------------------------------------------------------------
 Consumer Cyclical - 0.2%
-------------------------------------------------------------------------------------------------------------------
           43         -        -         43     Carnival Corp.                     1,110       -       -     1,110
                                                -------------------------------------------------------------------
 Consumer Discretionary - 5.0%
-------------------------------------------------------------------------------------------------------------------
            -        80        -         80     Centex                                 -   3,638       -     3,638
                                                --------------------------------
            -         -      175        175     Interpublic Group                      -       -   2,095     2,095
                                                --------------------------------
            -        50                  50     Lear                                   -   1,828       -     1,828
                                            (2)
                                                --------------------------------
            -       200      125        325     Lowe's                                 -   8,346   5,216    13,562
                                                --------------------------------
            -        15        -         15     Sears Roebuck                          -     394       -       394
                                            (1)
                                                --------------------------------
            -        59        -         59     TRW                                    -   3,123       -     3,123
                                                -------------------------------------------------------------------
                                                     Total                             -           7,311    24,640
                                                                                          17,329
                                                -------------------------------------------------------------------
 Consumer Products - 0.4%
-------------------------------------------------------------------------------------------------------------------
           35         -        -         35     Gillette Co.                       1,037       -       -     1,037
                                                --------------------------------
           63         -        -         63     Mattel, Inc.                       1,151       -       -     1,151
                                            (2)
                                                -------------------------------------------------------------------
                                                     Total                         2,188       -       -     2,188
                                                -------------------------------------------------------------------
 Consumer Staples - 6.7%
-------------------------------------------------------------------------------------------------------------------
            -       100        -        100     HJ Heinz                               -   3,216       -     3,216
                                                --------------------------------
            -       150      150        300     Kraft Foods, Class A                   -   5,925   5,925    11,850
                                                --------------------------------
            -       135      125        260     PepsiCo                                -   5,954   5,512    11,466
                                                --------------------------------
            -         -       70         70     Proctor & Gamble                       -       -   6,192     6,192
                                                -------------------------------------------------------------------
                                                     Total                             -                    32,724
                                                                                          15,095  17,629
                                                -------------------------------------------------------------------
 Cosmetics & Toiletries - 0.2%
-------------------------------------------------------------------------------------------------------------------
           18         -        -         18     Kimberly-Clark Corp.                 952       -       -       952
                                                -------------------------------------------------------------------
 Diversified - 2.4%
-------------------------------------------------------------------------------------------------------------------
          141        55      275        471     General Electric Co.               3,555   1,389   6,944    11,888
                                                -------------------------------------------------------------------
 Electronic Components - 1.4%
-------------------------------------------------------------------------------------------------------------------
           43         -        -         43     International Rectifier Corp.        742       -       -       742
                                            (2)
                                                --------------------------------
           69                            69     Intersil Holding Corp.             1,164       -       -     1,164
                                            (2)
                                                --------------------------------
          250                           250     Solectron Corp.                      563       -       -       563
                                            (2)
                                                --------------------------------
          120         -        -        120     Symbol Technologies, Inc.          1,037       -       -     1,037
                                                --------------------------------
           51         -      175        226     Texas Instruments, Inc.              815       -   2,776     3,591
                                                -------------------------------------------------------------------
                                                     Total                         4,321       -   2,776     7,097
                                                -------------------------------------------------------------------
 Energy - 4.5%
-------------------------------------------------------------------------------------------------------------------
            -       200        -        200     BP, ADR                                -   7,690       -     7,690
                                                --------------------------------
            -        50      125        175     Nabors Industries                      -   1,748   4,371     6,119
                                            (2)
                                                --------------------------------
            -        42      160        202     Weatherford International              -   1,682   6,406     8,088
                                            (2)
                                                -------------------------------------------------------------------
                                                     Total                             -                    21,897
                                                                                          11,120  10,777
                                                -------------------------------------------------------------------
 Entertainment - 0.7%
-------------------------------------------------------------------------------------------------------------------
           99         -        -         99     Disney (Walt) Co.                  1,659       -       -     1,659
                                                --------------------------------
           34         -        -         34     Viacom, Inc., Class B              1,527       -       -     1,527
                                            (2)
                                                -------------------------------------------------------------------
                                                     Total                         3,186       -       -     3,186
                                                -------------------------------------------------------------------
 Financial Services - Credit Cards - 0.2%
-------------------------------------------------------------------------------------------------------------------
           38         -        -         38     Capital One Financial Corp.        1,150       -       -     1,150
                                                -------------------------------------------------------------------
 Financial Services - Diversified - 5.4%
-------------------------------------------------------------------------------------------------------------------
           40         -        -         40     Bank of New York Co., Inc.         1,030       -       -     1,030
                                                --------------------------------
          100       105      185        390     Citigroup, Inc.                    3,687   3,880   6,836    14,403
                                                --------------------------------
           83         -        -         83     Concord EFS, Inc.                  1,193       -       -     1,193
                                            (2)
                                                --------------------------------
           21         -        -         21     Fannie Mae                         1,404       -       -     1,404
                                                --------------------------------
           25         -        -         25     Hartford Financial Services        1,009       -       -     1,009
                                                Group, Inc.
                                                --------------------------------
           24         -        -         24     Merrill Lynch & Co., Inc.            904       -       -       904
                                                --------------------------------
           29         -      135        164     Morgan Stanley, Dean Witter &      1,139       -   5,254     6,393
                                                Co.
                                                -------------------------------------------------------------------
                                                     Total                        10,366   3,880            26,336
                                                                                                  12,090
                                                -------------------------------------------------------------------
 Financials - 5.9%
-------------------------------------------------------------------------------------------------------------------
            -        65        -         65     Allstate                               -   2,586       -     2,586
                                                --------------------------------
            -         -      185        185     American Express                       -       -   6,728     6,728
                                                --------------------------------
            -       100        -        100     CIT group                              -   1,781       -     1,781
                                                --------------------------------
            -        50        -         50     Freddie Mac                            -   3,079       -     3,079
                                                --------------------------------
            -         -      175        175     JP Morgan Chase                        -       -   3,631     3,631
                                                --------------------------------
            -         -      140        140     Northern Trust                         -       -   4,875     4,875
                                                --------------------------------
            -        85        -         85     Travelers Property Casualty,           -   1,122       -     1,122
                                            (2) Class A
                                                --------------------------------
            -         9        -          9     Travelers Property Casualty,           -     126       -       126
                                            (2) Class B
                                                --------------------------------
            -       300        -        300     Waddell & Reed Financial,              -   5,250       -     5,250
                                                Class A
                                                -------------------------------------------------------------------
                                                     Total                             -                    29,178
                                                                                          13,944  15,234
                                                -------------------------------------------------------------------
 Health Care - 6.1%
-------------------------------------------------------------------------------------------------------------------
            -       160      170        330     Abbott Laboratories                    -   6,699   7,118    13,817
                                                --------------------------------
            -       175        -        175     Becton Dickinson                       -   5,164       -     5,164
                                                --------------------------------
            -       100        -        100     Bristol-Myers Squibb                   -   2,461       -     2,461
                                                --------------------------------
           64         -        -         64     Caremark Rx, Inc.                  1,128       -       -     1,128
                                            (2)
                                                --------------------------------
           31         -        -         31     Express Scripts, Inc., Class A     1,683       -       -     1,683
                                            (2)
                                                --------------------------------
            -         -       80         80     Johnson & Johnson                      -       -   4,700     4,700
                                                --------------------------------
           30         -        -         30     Tenet Healthcare Corp.               875       -       -       875
                                            (2)
                                                -------------------------------------------------------------------
                                                     Total                         3,686                    29,828
                                                                                          14,324  11,818
                                                -------------------------------------------------------------------
 Industrials - 4.3%
-------------------------------------------------------------------------------------------------------------------
            -         -       38         38     General Dynamics                       -       -   3,007     3,007
                                                --------------------------------
            -        85        -         85     Ingersoll-Rand                         -   3,315       -     3,315
                                                --------------------------------
            -         -       40         40     Northrop Grumman                       -       -   4,125     4,125
                                                --------------------------------
            -        75        -         75     Parker Hannifin                        -   3,272       -     3,272
                                            (1)
                                                --------------------------------
            -        25       95        120     United Technologies                    -   1,542   5,859     7,401
                                                -------------------------------------------------------------------
                                                     Total                             -   8,129            21,120
                                                                                                  12,991
                                                -------------------------------------------------------------------
 Information Technology - 3.3%
-------------------------------------------------------------------------------------------------------------------
            -       600        -        600     Agere Systems, Class A                 -     558       -       558
                                            (2)
                                                --------------------------------
            -         -      150        150     Celestica                              -       -   2,070     2,070
                                            (2)
                                                --------------------------------
            -        25        -         25     Computer Associates                    -     371       -       371
                                                International
                                                --------------------------------
            -       500        -        500     Corning                                -     935       -       935
                                            (2)
                                                --------------------------------
            -         -      215        215     Jabil Circuit                          -       -   3,317     3,317
                                            (2)
                                                --------------------------------
            -         -      200        200     Koninklijke Philips Electronics        -       -   3,540     3,540
                                                --------------------------------
            -       350        -        350     Lucent Technologies                    -     431       -       431
                                            (2)
                                                --------------------------------
            -        50      250        300     Motorola                               -     459   2,292     2,751
                                                --------------------------------
            -         -      150        150     Veritas Software                       -       -   2,288     2,288
                                            (2)
                                                -------------------------------------------------------------------
                                                     Total                             -   2,754            16,261
                                                                                                  13,507
                                                -------------------------------------------------------------------
 Insurance - 2.4%
-------------------------------------------------------------------------------------------------------------------
           34         -      120        154     American International Group,      2,118       -   7,506     9,624
                                                Inc.
                                                --------------------------------
           24         -        -         24     Jefferson-Pilot Corp.                972       -       -       972
                                                --------------------------------
           39         -        -         39     St. Paul Cos., Inc.                1,266       -       -     1,266
                                                -------------------------------------------------------------------
                                                     Total                         4,356       -   7,506    11,862
                                                -------------------------------------------------------------------
 Manufacturing - Diversified - 0.8%
-------------------------------------------------------------------------------------------------------------------
           40         -        -         40     Agilent Technologies, Inc.           546       -       -       546
                                            (2)
                                                --------------------------------
           38        66        -        104     Honeywell International, Inc.        916   1,580       -     2,496
                                                --------------------------------
            -        60        -         60     Tyco International Ltd.                -     868       -       868
                                                -------------------------------------------------------------------
                                                     Total                         1,462   2,448       -     3,910
                                                -------------------------------------------------------------------
 Materials - 3.4%
-------------------------------------------------------------------------------------------------------------------
            -        70        -         70     Ball                                   -   3,390       -     3,390
                                                --------------------------------
            -       209        -        209     Cemex, ADR                             -   4,229       -     4,229
                                                --------------------------------
            -       635        -        635     Crown, Cork & Seal                     -   4,064       -     4,064
                                            (2)
                                                --------------------------------
            -       200        -        200     Engelhard                              -   4,430       -     4,430
                                                --------------------------------
            -        25        -         25     Pactiv                                 -     496       -       496
                                            (2)
                                                -------------------------------------------------------------------
                                                     Total                             -               -    16,609
                                                                                          16,609
                                                -------------------------------------------------------------------
 Medical - 1.5%
-------------------------------------------------------------------------------------------------------------------
           20       140        -        160     Medtronic, Inc.                      888   6,272       -     7,160
                                                -------------------------------------------------------------------
 Oil - 4.8%
-------------------------------------------------------------------------------------------------------------------
           17        84        -        101     ChevronTexaco Corp.                1,125   5,708       -     6,833
                                                --------------------------------
           70       250      180        500     Exxon Mobil Corp.                  2,341   8,415   6,059    16,815
                                                -------------------------------------------------------------------
                                                     Total                         3,466           6,059    23,648
                                                                                          14,123
                                                -------------------------------------------------------------------
 Oil & Gas - Exploration & Production - 0.4%
-------------------------------------------------------------------------------------------------------------------
           30         -        -         30     Burlington Resources, Inc.         1,232       -       -     1,232
                                                --------------------------------
            -         -        -          -     El Paso Corp.                        840       -       -       840
                                                -------------------------------------------------------------------
                                                     Total                         2,072       -       -     2,072
                                                -------------------------------------------------------------------
 Oil & Gas - Refining and Marketing - 0.2%
-------------------------------------------------------------------------------------------------------------------
           53         -        -         53     Marathon Oil Corp.                 1,109       -       -     1,109
                                                -------------------------------------------------------------------
 Pharmaceuticals - 8.1%
-------------------------------------------------------------------------------------------------------------------
           29         -      100        129     Amgen, Inc.                        1,363       -   4,656     6,019
                                            (2)
                                                --------------------------------
           95         -        -         95     Health Management Association,     1,828       -       -     1,828
                                            (2) Class A
                                                --------------------------------
           57         -        -         57     IMS Health, Inc.                     854       -       -       854
                                                --------------------------------
           26         -      105        131     Lilly (Eli) & Co.                  1,437       -   5,828     7,265
                                                --------------------------------
           45         -        -         45     Merck & Co., Inc.                  2,439       -       -     2,439
                                                --------------------------------
          120         -      190        310     Pfizer, Inc.                       3,814       -   6,036     9,850
                                                --------------------------------
           22       175      150        347     Wyeth                                735   5,876   5,025    11,636
                                                -------------------------------------------------------------------
                                                     Total                        12,470   5,876            39,891
                                                                                                  21,545
                                                -------------------------------------------------------------------
 Retail - 4.0%
-------------------------------------------------------------------------------------------------------------------
           40         -      175        215     Best Buy Co., Inc.                   831       -   3,607     4,438
                                            (2)
                                                --------------------------------
            -         -      200        200     CVS Corp.                              -       -   5,546     5,546
                                                --------------------------------
           44         -        -         44     Home Depot, Inc.                   1,272       -       -     1,272
                                                --------------------------------
           81         -        -         81     Kroger Co.                         1,195       -       -     1,195
                                            (2)
                                                --------------------------------
           63         -        -         63     Staples, Inc.                        975       -       -       975
                                            (2)
                                                --------------------------------
           23         -       90        113     Wal-Mart Stores, Inc.              1,248       -   4,820     6,068
                                                -------------------------------------------------------------------
                                                     Total                         5,521       -            19,494
                                                                                                  13,973
                                                -------------------------------------------------------------------
 Retail - Restaurants - 0.2%
-------------------------------------------------------------------------------------------------------------------
           62         -        -         62     Darden Restaurants, Inc.           1,179       -       -     1,179
                                                -------------------------------------------------------------------
 Service- Commercial & Consumer - 0.3%
-------------------------------------------------------------------------------------------------------------------
          128         -        -        128     Cendant Corp.                      1,467       -       -     1,467
                                                -------------------------------------------------------------------
 Technology - 0.1%
-------------------------------------------------------------------------------------------------------------------
           61         -        -         61     Siebel Systems, Inc.                 459       -       -       459
                                            (2)
                                                -------------------------------------------------------------------
 Telecommunications Equipment - 0.2%
-------------------------------------------------------------------------------------------------------------------
           66         -        -         66     Scientific-Atlanta, Inc.             804       -       -       804
                                                -------------------------------------------------------------------
 Telecommunication Services - 2.2%
-------------------------------------------------------------------------------------------------------------------
            -       150        -        150     AT&T Corp.                             -   1,956       -     1,956
                                                --------------------------------
            -       135        -        135     AT&T Wireless Services                 -     927       -       927
                                            (2)
                                                --------------------------------
            -       177        -        177     Nextel Communications, Class A         -   1,997       -     1,997
                                            (2)
                                                --------------------------------
            -       135       90        225     SBC Communications                     -   3,464   2,309     5,773
                                                -------------------------------------------------------------------
                                                     Total                             -   8,344   2,309    10,653
                                                -------------------------------------------------------------------
 Telephone - 1.3%
-------------------------------------------------------------------------------------------------------------------
           62       100        -        162     Verizon Communications, Inc.       2,357   3,789       -     6,146
                                                -------------------------------------------------------------------
 Tobacco - 0.3%
-------------------------------------------------------------------------------------------------------------------
           33         -        -         33     Philip Morris Cos., Inc.           1,359       -       -     1,359
                                                -------------------------------------------------------------------
 Utilities - 3.8%
-------------------------------------------------------------------------------------------------------------------
           65       145      220        430     BellSouth Corp.                    1,711   3,792   5,753    11,256
                                                --------------------------------
            -       231        -        231     Questar                                -   5,949       -     5,949
                                                --------------------------------
           91         -        -         91     TECO Energy, Inc.                  1,346       -       -     1,346
                                                -------------------------------------------------------------------
                                                     Total                         3,057   9,741   5,753    18,551
                                                -------------------------------------------------------------------
                                                Total Common Stocks               99,643                   478,283
                                                (identified cost $487,869)               179,570 199,070
                                                -------------------------------------------------------------------
 Mutual Fund - 2.6%
-------------------------------------------------------------------------------------------------------------------
        1,596         -        -      1,596     Seven Seas Money Market Fund       1,596       -       -     1,596
                                                (at net asset value)
                                                --------------------------------
            -     4,977    6,051     11,028     ARK Money Market Portfolio,            -   4,977   6,051    11,028
                                            (3) Institutional Class
                                                --------------------------------
                                                     Total                         1,596   4,977   6,051    12,624
                                                --------------------------------
                                                Total Investments (identified                              490,907
                                                cost $500,493)(4)                101,239 184,547 205,121
                                                -------------------------------------------------------------------



(1) A portion of the security is segregated as collateral for call options written.
Aggregate value of segregated securities is $8,713,150.

Contracts   Underlying Security     Price/Expiration Date   Market Value (000)
Covered Written Calls
750               Parker Hannafin                   40/December 2002    337
150               Sears Roebuck                     25/December 2002    43
1,000             Wells Fargo   50/December 2002    240
TOTAL COVERED WRITTEN CALLS (COST $640)             $620

(2)  Non-income producing security.

(3) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of the ARK portfolios.

(4)  The cost of investments for federal tax purposes amounts to $500,493.

Note: The categories of investments are shown as a percentage of total portfolio market value ($490,907) at October 31, 2002.

The following acronym is used throughout the portfolio:

 ADR  ---American Depositary Receipt

 (See Notes to the Pro Forma Financial Statements)



                           VISION Large Cap Core Fund
                           ARK Value Equity Portfolio
                         Ark Blue Chip Equity Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                  Six Months Ended October 31, 2002 (unaudited)


                                 VISION      ARK        ARK
                                 Large      Value    Blue Chip
                                Cap Core   Equity     Equity     Pro
                                                                 Forma      Proforma
                                  Fund    Portfolio  Portfolio  Adjustment  Combined


Assets:
Investments in securities, at    $101,239  $184,547   $205,121        -     490,907
value
Cash                                    -         -           -        -           -
Income receivable                     125       292         234        -         651
Receivable for shares sold              -        20         236        -         256
Receivable for investments              -     1,055           -        -       1,055
sold
Expense reimbursement from              -         3          16        -          19
advisor
Prepaid expenses                        -         7           8        -          15
Other assets                            -         1           1        -           2
     Total assets                 101,364   185,925     205,616        -     492,905
Liabilities:
Income receivable
Payable for investments               521     1,126         383        -       2,030
purchased
Payable for shares redeemed            10         1         132        -         143
Options payable                         -       620
Accrued expenses                       13       197         199        -         409
     Total liabilities                544     1,944         714        -       2,582
Net Assets                       $100,820              $204,902       $-    $490,323
                                           $183,981
Net Assets Consists of:
Paid in capital                   $99,754              $285,540       $-     532,149
                                           $146,855
Net unrealized appreciation
(depreciation)
  of investments                  (9,768)    38,513    (38,311)        -     (9,566)
Accumulated net realized gain
(loss) on
   investments                     10,699   (1,492)    (42,475)        -    (33,268)
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                 135       105         148        -         388
     Total Net Assets            $100,820              $204,902       $-    $489,703
                                           $183,981
Class A Shares                   $100,442    $3,942     $37,544       $0    $141,928
Class B Shares                       $378      $875      $9,082       $0     $10,335
Institutional Shares                  N/A  $179,164    $158,276       $0    $337,440
Shares Outstanding
Class A Shares                     16,277       543       3,023    (295)      19,548
Class B Shares                         62       124         748      532       1,466
Institutional Shares                  N/A    24,660      12,743    9,012      46,415
Net Asset Value, Offering
Price and Redemption Proceeds
Per Share:
Net Asset Value Per Share
Class A Shares                      $6.17     $7.26      $12.42        -       $7.26
Class B Shares                      $6.09     $7.05      $12.13        -       $7.05
Institutional Shares                  N/A     $7.27      $12.42        -       $7.27
Offering Price Per Share
Class A Shares                      $6.53     $7.62      $13.04        -       $8.06
Class B Shares                      $6.09     $7.05      $12.13        -       $7.05
Institutional Shares                  N/A     $7.27      $12.42        -       $7.27
Redemption Proceeds Per Share
Class A Shares                      $6.17     $7.26      $12.42        -       $7.26
Class B Shares                      $5.79     $7.05      $12.13        -       $6.70
Institutional Shares                  N/A     $7.27      $12.42        -       $7.27
Investments, at identified       $111,007  $146,054    $243,432        -    $500,493
cost


(a) Adjustment to reflect share balance as a result of the combination.
(b) Computation of offering price per share 100/94.5 of net asset value.
(c) Computation of redemption proceeds per share 95/100 of net asset value.
(d) Computation of offering price per share 100/95.25 of net asset value.

(See Notes to Pro Forma Financial Statements)




                           Vision Large Cap Core Fund
                           ARK Value Equity Portfolio
                         ARK Blue Chip Equity Portfolio
                  Pro Forma Combining Statements of Operations
                  Six Months Ended October 31, 2002 (unaudited)


                                  VISION     ARK        ARK
                                   Large    Value     Blue
                                                        Chip
                                 Cap Core  Equity      Equity
                                                                  Pro Forma     Pro Forma
                                   Fund    Portfolio  Portfolio   Adjustment    Combined


Investment Income:
Dividends                             $831         *    $1,678 **        $-
                                            $2,055                               $4,564
Interest                                15       2           3            -          20
     Total investment income           846   2,057       1,681                    4,584
Expenses:
Investment adviser fee                 474   1,055         806        (237)       2,098
                                                                            (a)
Administrative personnel and            48     102         110        (109)         151
services fee                                                                (b)
Custodian fees                           3      20          20         (33)          10
                                                                            (c)
Transfer and dividend
disbursing agent
  fees and expenses                     42      20         105         (65)         102
                                                                            (d)
Directors' fees                          1       4           5          (4)           6
                                                                            (e)
Professional fees                        -      12          13         (25)           -
                                                                            (f)
Portfolio accounting fees               25      32          33            8          98
                                                                            (g)
Auditing fees                            3       -           -           10          13
                                                                            (h)
Legal fees                               2       -           -            1           3
                                                                            (i)
Distribution services fee -              -      10         120           47         177
Class A Shares                                                              (j)
Distribution services fee -              1       4          39          (5)          39
Class B Shares                                                              (j)
Shareholder services fee -             139       4          33            1         177
Class A Shares                                                              (k)
Shareholder services fee -               1       1          13          (2)          13
Class B Shares                                                              (k)
Shareholder services fee -               -     154         132          135         421
Institutional Shares                                                        (k)
Share registration costs                10       6           6           16          38
                                                                            (l)
Printing and postage                     7       8           9            3          27
                                                                            (m)
Taxes                                    -       -           -            -           -
Insurance premiums                       1       -           -            2           3
                                                                            (n)
Miscellaneous                            2       9          10         (14)           7
                                                                            (o)
     Total expenses                    759   1,441       1,454        (271)       3,383
Waivers and Reimbursement:
Waiver of investment adviser fee         -   (112)        (47)          159           -
                                                                            (p)
Waiver of distribution services          -     (4)        (65)           55        (14)
fee -                                                                       (q)
Class A Shares
Waiver of shareholder services        (56)     (4)        (33)         (84)       (177)
fee -                                                                       (r)
Class A Shares
Waiver of shareholder services           -       -           -        (321)       (321)
fee - Institutional I Shares                                                (r)
Reimbursement of other                   -    (16)        (92)          108           -
operating expenses                                                          (s)
     Total waivers and                (56)   (136)       (237)         (83)       (512)
reimbursement
          Net expenses                 703   1,305       1,217        (354)       2,871
               Net investment         $143    $752        $464         $354
income/(net operating loss)                                                      $1,713
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on        (5,450)                                -
investments                                (4,747)    (33,361)                  (43,558)
Net change in unrealized
appreciation (depreciation)
   on investments                 (25,889)                                -
                                           (52,735)   (27,794)                  (106,418)
     Net realized and             (31,339)                                -
unrealized gain (loss) on                  (57,482)   (61,155)                  (149,976)
investments
          Change in net assets                                            -
resulting from operations        $(31,196) $(56,730)  $(60,691)                 $(148,617)



* Less foreign taxes withheld of $16
** Less foreign taxes withheld of $1

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)





                           ARK Value Equity Portfolio
                         ARK Blue Chip Equity Portfolio
                           VISION Large Cap Core Fund
              Notes to Pro Forma Combining Statements of Operations
                  Six Months ended October 31, 2002 (unaudited)



(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.85% of the VISION Large Cap Stock Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of three portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of three portfolios into one.

(f) Adjustment to reflect the Professional fee reductions of the ARK Value Equity Portfolio and ARK Blue Chip Equity Portfolio due to combining three portfolios into one.

(g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. Adjustment due to the combining of three portfolios into one.

(h) Adjustment to reflect Auditing fee costs due to combining three portfolios into one.

(i) Adjustment to reflect Legal fee costs due to combing three portfolios into one.

(j) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% (0.75% for Class B Shares) of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustments to reflect the 12b-1 of 0.25% for Class A Shares and O.75% for Class B Shares due to combining three portfolios into one.

(k) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% for both classes due to combining three portfolios into one.

(l) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(m) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(n) Adjustment to reflect Insurance premium costs due to combining three portfolios into one.

(o) Miscellaneous expenses are reduced to reflect estimated savings to be realized by combining three portfolios into one.

(p) Adjustment to reflect the reduction of fees waived by the adviser, which is no longer applicable.

(q) Adjustment to reflect waiver of distribution (12b-1) fees being brought in line based on the combined average net assets of funds.

(r) Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

(s) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                           ARK Value Equity Portfolio
                             ARK Blue Chip Portfolio
                           VISION Large Cap Core Fund
                     Notes to Pro Forma Financial Statements
                  Six Months Ended October 31, 2002 (unaudited)

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK Value Equity Portfolio, ARK Blue Chip Portfolio and VISION Large Cap Core Fund, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK Value Equity Portfolio for ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund. Under generally accepted accounting principles, ARK Value Equity Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended October 31, 2002, ARK Value Equity  Portfolio,  ARK Blue
Chip Equity Portfolio and VISION Large Cap Core Fund paid investment advisory fees computed at the annual rate of 1.00%, 0.70% and 0.85%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 19,548 Class A Shares of the VISION Large Cap Stock Fund in exchange for 3,023 Class A Shares of the ARK Blue Chip Equity Portfolio, 16,277 Class A Shares of VISION Large Cap Core Fund and 543 of ARK Value Equity Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 1,466 Class B Shares of the VISION Large Cap Stock Fund in exchange for 748 Class B Shares of the ARK Blue Chip Equity Portfolio, 62 Class B Shares of VISION Large Cap Core Fund and 124 Class B Shares of ARK Value Equity Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 46,415 Institutional I Shares of the VISION Large Cap Stock Fund in exchange for 12,743 Institutional I Shares of the ARK Blue Chip Equity Portfolio and 24,660
Institutional I Shares of ARK Value Equity Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.


 Pro Forma Combining Portfolio of Investments
April 30, 2002




VISION         ARK                                                                          VISION        ARK
Pennsylvania   Pennsylvania                                                                 Pennsylvania  Pennsylvania
Municipal      Tax- Free    Pro Forma                                                       Municipal     Tax- Free    Pro Forma
Income Fund    Porfolio     Combined                                              Credit    Income Fund   Porfolio     Combined
(000)          (000)        (000)                                                 Rating(a) (000)         (000)        (000)
Municipal
Bonds & Notes
- 93.7%
 Pennsylvania
- 92.5%
 $-             $2,500       $2,500     Adams Country GO, FGIC, 5.500% 11/15/26              $-          $2,566       $2,566

 1,185          -            1,185      Adams Country, PA, GO UT, 5.30% (FGIC
                                        INS)/
                                        (Original Issue Yield: 5.42%), 11/15/2019 AAA/Aaa    1,214       -            1,214

 1,450          -            1,450      Allegheny County, PA, Airport, Refunding
                                        Revenue
                                        Bonds, (Series A-1), Pittsburgh
                                        International Airport),
                                        5.75% (MBIA INS)/(Original Issue Yield:   AAA/Aaa    1,551       -            1,551
                                        4.85%), 1/1/2006

 1,365          -            1,365      Allegheny County, PA, GO UT, Refunding
                                        Bonds (Series
                                        C-53), 5.40% (FGIC INS)/(Original Issue
                                        Yield: 5.44%),
                                        11/01/2019                                AAA/Aaa    1,409       -            1,409

 -              4,000        4,000      Allegheny County GO, Ser C-52, FGIC,
                                        5.250%, 11/01/21                                     -           4,045        4,045

 -              4,150        4,150      Allegheny County, Industrial Development
                                        Authority RB,
                                        Environmental Improvement Project, Ser
                                        A,
                                        6.70%, 12/1/20                                       -           4,264        4,264

 2,500          -            2,500      Allegheny County, PA, Port Authority
                                        Special Revenue
                                        Bonds, 6.00% (MBIA INS)/(Original issue
                                        Yield: 6.125%),
                                        03/01/2024                                AAA/Aaa    2,842       -            2,842

 955            -            955        Allegheny County, PA, Residential
                                        Finance Agency,
                                        Mortgage Revenue Bonds, 5.15%, 11/1/2016  NR/Aaa     941         -            941

 -              2,665        2,665      Allentown Area Hospital Authority RB,
                                        Sacred Heart
                                        Hospital, 6.500%, 11/15/08                           -           2,592        2,592

 1,025          -            1,025      Antrim Township, PA, Municipal
                                        Authority, Sewer
                                        Improvement Revenue Bonds, 5.60% (FGIC
                                        INS)/
                                        (Original Issue Yield: 5.625%), 7/1/2023  AAA/Aaa    1,050       -            1,050

 1,210          -            1,210      Belle Vernon, PA, Area School District,
                                        GO UT, 6.00%
                                        (FGIC INS)/(Original Issue Yield:         AAA/Aaa    1,368       -            1,368
                                        6.09%), 4/1/2021

 1,330          -            1,330      Berks County, PA, Municipal Authority,
                                        Revenue Bonds,
                                        7.10% (FGIC INS)/(Original Issue Yield:   AAA/Aaa    1,452       -            1,452
                                        7.226%), 5/15/2022

 1,000          -            1,000      Blair County, PA, GO UT, (Series A),
                                        5.00% (AMBAC INS)/
                                        (Original Issue Yield: 3.45%), 8/1/2007   NR/Aaa     1,074       -            1,074

 -              450          450        Bucks County, Industrial Development
                                        Authority RB,
                                        AMBAC, 5.125%, 09/15/31                              -           438          438

 -              565          565        Bucks County, Industrial Development                 -           557          557
                                        Authority RB,
                                        AMBAC, 5.000%, 09/15/21

 -              4,775        4,775      Bucks County, Industrial Development
                                        Authority RB,
                                        Personal Care, Ser A, ETM, Remarketed
                                        11/15/93,
                                        10.000%, 05/15/19                                    -           7,598        7,598

 1,400          -            1,400      Bucks County, PA, Water & Sewer
                                        Authority Revenue
                                        Bonds, 5.55% (FGIC INS)/(Original Issue
                                        Yield: 5.65%),
                                        12/01/2017                                AAA/Aaa    1,443       -            1,443

 -              2,200        2,200      Burrell School District GO, FGIC, STAID,             -           2,373        2,373
                                        5.250%, 11/15/10

 1,070          -            1,070      Charleroi, PA, Area School District,
                                        (Series C), 5.75%
                                        (FGIC INS)/(Original Issue Yield:         AAA/NR     1,201       -            1,201
                                        5.90%), 10/1/2014

 1,330          -            1,330      Charleroi, PA, Area School District,
                                        6.00%
                                        (FGIC INS)/(Original Issue Yield:         AAA/NR     1,513       -            1,513
                                        6.046%), 10/1/2017

 -              1,985        1,985      Chester County, Health & Education
                                        Facilities Authority RB,
                                        Chester County Hospital, MBIA, 5.625%,               -           2,124        2,124
                                        07/01/09

 -              1,675        1,675      Chester County, Health & Education
                                        Facilities Authority RB,
                                        Chester County Hospital, MBIA, 5.625%,               -           1,782        1,782
                                        07/01/10

 -              965          965        Chester County, Health & Education
                                        Facilities Authority RB,
                                        Chester County Hospital, MBIA, 5.500%,               -           1,045        1,045
                                        07/01/07

 -              2,250        2,250      Chester County, Health & Education
                                        Facilities Authority RB,
                                        Immaculata College, Radian/IBC Guaranty,             -           2,284        2,284
                                        5.625%, 10/15/27

 -              2,045        2,045      Chester County, Health & Education
                                        Facilities Authority RB,
                                        Main Line Health Systems, Ser A,                     -           2,155        2,155
                                        MBIA/IBC, 5.300%, 05/15/07

 2,000          -            2,000      Commonwealth of Pennsylvania, GO UT,
                                        5.25% (Original Issue
                                        Yield: 4.69%), 10/15/2008                 AA/Aa2     2,179       -            2,179

 2,150          -            2,150      Commonwealth of Pennsylvania, GO UT,      AA/Aa2     2,387       -            2,387
                                        5.75%, 1/15/2009

 3,000          -            3,000      Commonwealth of Pennsylvania, GO UT,
                                        6.00% (Original Issue
                                        Yield: 5.96%), 1/15/2018                  AA/Aa2     3,286       -            3,286

 640            -            640        Conestoga Valley, PA, Area School
                                        District, (Series A),
                                        4.50% (FGIC INS)/(Original Issue Yield:   NR/Aaa     669         -            669
                                        2.95%), 5/1/2005

 1,500          -            1,500      Cumberland County, PA, Municipal
                                        Authority Revenue Bond,
                                        (Messiah College Project), 5.125% (AMBAC
                                        INS)/(Original
                                        Issue Yield: 5.50%), 10/1/2015            AAA/Aaa    1,525       -            1,525

 -              910          910        Dauphin County, General Health Authority
                                        RB, Pinnacle Health
                                        System Project, MBIA, 5.200%, 05/15/09               -           967          967

 -              4,000        4,000      Delaware County, Community Hospital
                                        Authority RB,
                                        6.000%, 12/15/20                                     -           3,800        3,800

 -              1,200        1,200      Delaware County, Dunwoody Village
                                        Project RB,
                                        6.250%, 04/01/30                                     -           1,216        1,216

 -              300          300        Delaware County, Dunwoody Village
                                        Project RB,
                                        5.550%, 04/01/06                                     -           301          301

 1,510          -            1,510      Dover, PA, Area School District, GO UT,
                                        5.00% (FGIC INS),
                                        04/01/2015                                NR/Aaa     1,552       -            1,552

 710            -            710        Greene County PA, IDA, Refunding Revenue
                                        Bonds, 4.75%
                                        (MBIA INS)/(Original Issue Yield:         AAA/Aaa    748         -            748
                                        4.749%), 2/1/2007

 505            -            505        Harbor Creek, PA, Area School District,
                                        (Series C), 4.00%
                                        (FGIC INS)/(Original Issue Yield:         AAA/Aaa    522         -            522
                                        3.25%), 8/1/2006

 -              1,500        1,500      Indiana County, Industrial Development
                                        Authority Pollution
                                        Control RB, New York State Electric &
                                        Gas, Ser A, MBIA,
                                        6.000%, 06/01/06                                     -           1,659        1,659

 1,800          -            1,800      Indiana County, PA, IDA, (Series A),
                                        (Student Coop
                                        Association, Inc.), 5.875% (AMBAC
                                        INS)/(Original Issue Yield:
                                        6.04%), 11/1/2029                         AAA/Aaa    1,847       -            1,847

 795            -            795        Keystone, PA, Central School District,
                                        GO UT,
                                        2.80%, 9/1/2004                           A/NR       796         -            796

 625            -            625        Keystone, PA, School District, GO UT,
                                        3.30% (FGIC INS)/
                                        (Original Issue Yield: 3.35%), 9/1/2007   AAA        618         -            618

 2,000          -            2,000      Lancaster County, PA, GO UT, (Series A),
                                        5.60% (FGIC INS)/
                                        (Original Issue Yield: 5.65%), 5/1/2012   NR/Aaa     2,182       -            2,182

 -              4,000        4,000      Lancaster County, Solid Waste Management
                                        Authority RB,
                                        Ser B, AMBAC, 5.375%, 12/15/15                       -           4,215        4,215

 -              1,270        1,270      Lehigh County, General Purpose Authority
                                        GOH,
                                        Muhlenberg Hospital Center Project, ETM,             -           1,395        1,395
                                        5.750%, 07/15/10

 -              1,730        1,730      Lehigh County, General Purpose Authority
                                        GOH,
                                        Muhlenberg Hospital Center Project, ETM,
                                        Refunded
                                        Balance, 5.750%, 07/15/10                            -           1,901        1,901

 -              2,100        2,100      Lehigh County, Public Improvements
                                        Project GO, Ser A,
                                        CNTY GTD, Prerefunded 5/15/06@100,                   -           2,289        2,289
                                        5.550%, 11/15/12

 -              2,000        2,000      Lehigh County, Public Improvements
                                        Project GO, Ser A,
                                        CNTY GTD, Prerefunded 5/15/06@100,                   -           2,177        2,177
                                        5.500%, 11/15/11

 1,500          -            1,500      Lower Merion Township, PA, Area School
                                        District, GO UT,
                                        5.125% (Original Issue Yield: 4.95%),     NR/Aaa     1,561       -            1,561
                                        5/15/2013

 -              2,310        2,310      Luzerne County, Pennsylvania Flood
                                        Protection Authority RB,
                                        Ser A, CNTY GTD, MBIA,, 5.250%, 01/15/12             -           2,492        2,492

 1,500          -            1,500      Manheim, PA, School District, GO UT,
                                        4.95% (FGIC INS),
                                        06/01/2011                                NR/Aaa     1,534       -            1,534

 -              2,500        2,500      McKean County, Hospital Authority RB,
                                        Bradford Hospital
                                        Project, ACA/CBI, 6.100%, 10/01/20                   -           2,566        2,566

 -              1,155        1,155      Mercer County GO, FGIC, 5.500%, 10/01/18             -           1,208        1,208

 -              1,215        1,215      Mercer County GO, FGIC, 5.500%, 10/01/19             -           1,264        1,264

 615            -            615        Middlesex Township, PA, Municipal
                                        Authority, Refunding
                                        Revenue Bonds, 3.35% (FGIC
                                        INS)/(Original Issue
                                        Yield: 3.349%), 6/1/2007                  Aaa        610         -            610

 890            -            890        Millville, PA, Area School District, GO
                                        UT, 5.75% (AMBAC
                                        INS)/(Original Issue Yield: 5.748%),      AAA/Aaa    965         -            965
                                        6/1/2017

 -              500          500        Montgomery County, Health & Higher
                                        Education Facilities
                                        Authority RB, Beaver College Project,
                                        CONLEE,
                                        5.700%, 04/01/10                                     -           538          538

 -              1,275        1,275      Montgomery County, Health & Higher
                                        Education Facilities
                                        Authority RB, Health Care, Holy Redeemer
                                        Health, Ser A,
                                        AMBAC, 5.500%, 10/01/08                              -           1,390        1,390

 -              2,070        2,070      Montgomery County, Health & Higher
                                        Education Facilities
                                        Authority RB, Health Care, Holy Redeemer
                                        Health, Ser A,
                                        AMBAC, 5.250%, 10/01/04                              -           2,197        2,197

 -              3,000        3,000      Montgomery County, Health & Higher
                                        Education Facilities
                                        Authority RB, Philadelphia Geriatric
                                        Center, Ser A,
                                        7.250%, 12/01/19                                     -           3,019        3,019

 -              3,000        3,000      Montgomery County, Industrial
                                        Development Authority RB,
                                        Acts Retirement-Life Communities,                    -           2,719        2,719
                                        5.250%, 11/15/28

 -              1,000        1,000      Montgomery County, Industrial
                                        Development Authority RB,
                                        Adult Communities Total Services
                                        Project, Ser B,
                                        5.750%, 11/15/17                                     -           1,003        1,003

 1,500          -            1,500      Mongomery County, PA, IDA, Refunding
                                        Revenue Bonds,
                                        5.35% (MBIA INS)/(Original Issue Yield:   NR/Aaa     1,504       -            1,504
                                        5.46%), 8/15/2027

 -              3,575        3,575      Northhampton County GO, 5.125%, 08/15/19             -           3,611        3,611

 1,000          -            1,000      North Penn, PA, Area School District, GO
                                        UT, 4.00% (FSA
                                        INS)/(Original Issue Yield: 3.999%),      NR/Aaa     1,035       -            1,035
                                        9/1/2004

 1,500          -            1,500      Owen J. Roberts School District, PA, GO
                                        UT, (Series A),
                                        5.375% (MBIA INS)/(Original Issue Yield:  AAA/NR     1,534       -            1,534
                                        5.50%), 5/15/2018

 1,000          -            1,000      Oxford, PA, Area School District,
                                        (Series A), 4.00% (FGIC
                                        INS)/(Original Issue Yield: 3.25%),       AAA/Aaa    1,030       -            1,030
                                        2/15/2005

 1,000          -            1,000      Parkland, PA, Area School District, GO
                                        UT, 5.25% (FGIC
                                        INS)/(Original Issue Yield: 3.80%),       NR/Aaa     1,063       -            1,063
                                        9/1/2004

 1,410          -            1,410      Pennsylvania HFA, Revenue Bonds, (Series
                                        58A),
                                        5.85%, 4/1/2017                           AA+/Aa2    1,444       -            1,444

 2,000          -            2,000      Pennsylvania HFA, Revenue Bonds, (Series
                                        68A),
                                        6.10%, 4/1/2021                           AA+/Aa2    2,081       -            2,081

 1,115          -            1,115      Pennsylvania HFA, Revenue Bonds, (Series
                                        69A),
                                        6.15% (FHA/VA MTGS LOC), 10/1/2020        AA+/Aa2    1,166       -            1,166

 1,295          -            1,295      Pennsylvania HFA, Revenue Bonds, (Series
                                        70A),
                                        5.80%, 10/1/2021                          AA+/Aa2    1,322       -            1,322

 1,170          -            1,170      Pennsylvania HFA, Revenue Bonds, (Series
                                        72A), 3.80%
                                        (Original Issue Yield: 3.80%), 10/1/2005  AA+/Aa2    1,176       -            1,176

 -              1,345        1,345      Pennsylvania, Intergovernmental
                                        Cooperative Authority RB,
                                        Philadelphia Funding Program, FGIC,                  -           1,421        1,421
                                        5.400%, 06/15/09

 2,000          -            2,000      Pennsylvania Intergovernmental
                                        Cooperative Authority,
                                        Special Tax, Revenue Bonds,
                                        (Philadelphia Funding
                                        Program), 5.25% (FGIC INS)/(Original
                                        Issue Yield: 5.012%),
                                        06/15/2015                                AAA/Aaa    2,077       -            2,077

 -              5,410        5,410      Pennsylvania State, Convention Center
                                        Authority RB,
                                        Ser A, FGIC, ETM, 6.000%, 09/01/19                   -           6,100        6,100

 -              2,000        2,000      Pennsylvania State, Convention Center
                                        Authority RB,
                                        Ser A, FSA, 6.750%, 09/01/19                         -           2,207        2,207

 -              2,500        2,500      Pennsylvania State, Convention Center
                                        Authority RB,
                                        Ser A, MBIA/IBC, 6.750%, 09/01/19                    -           2,759        2,759

 -              5,000        5,000      Pennsylvania State, First Series, FGIC,              -           5,219        5,219
                                        5.375%, 05/15/15

 1,000          -            1,000      Pennsylvania State Higher Education
                                        Assistance Agency,
                                        (Series 2002 A), 2.35% TOBs (FSA
                                        INS)/(Bayerische
                                        Landesbank Girozentrale, Lloyds TSB Bank
                                        PLC, State
                                        Street Bank and Trust Co.
                                        LIQ)/(Westdeutsche Landesbank
                                        Girozentrale LOC), Mandatory
                                        Extraordinary Redemption,
                                        06/01/2025                                AAA/Aaa    999         -            999

 -              4,075        4,075      Pennsylvania State, Higher Educational
                                        Facilities Authority
                                        RB, Drexel University, 6.000%, 05/01/24              -           4,182        4,182

 -              2,600        2,600      Pennsylvania State, Higher Educational
                                        Facilities Authority
                                        RB, Gwynedd-Mercy College, Radian
                                        Guaranty GO,
                                        ASSET-IBCC, 5.600%, 11/01/22                         -           2,678        2,678

 -              4,000        4,000      Pennsylvania State, Higher Educational
                                        Facilities Authority
                                        RB, University of Pennsylvania Health
                                        Services Project,
                                        Ser A, 5.500%, 01/01/09                              -           4,130        4,130

 -              1,500        1,500      Pennsylvania State, Housing Finance
                                        Agency RB, Ser 50A,
                                        6.000%, 10/01/13                                     -           1,569        1,569

 -              3,000        3,000      Pennsylvania State, Industrial
                                        Development Authority RB,
                                        AMBAC, 6.000%, 07/01/06                              -           3,322        3,322

 1,565          -            1,565      Pennsylvania State University, Refunding
                                        Revenue Bonds,
                                        5.50% (Original Issue Yield: 5.90%),      AA-/Aa2    1,607       -            1,607
                                        8/15/2016

 1,000          -            1,000      Peters Township, PA, School District,
                                        5.00% (FSA INS),
                                        09/01/2016                                AAA/Aaa    1,018       -            1,018

 -              5,000        5,000      Philadelphia GO, FGIC, 5.125%, 05/15/14              -           5,231        5,231

 -              2,000        2,000      Philadelphia, Authority For Industrial
                                        Lease RB, Ser B, FSA,
                                        5.250%, 10/01/30                                     -           1,970        1,970

 -              1,280        1,280      Philadelphia, Health & Higher
                                        Educational Facilities Authority
                                        RB, Community College of Philadelphia,
                                        AMBAC,
                                        5.500%, 05/01/14                                     -           1,370        1,370

 -              1,350        1,350      Philadelphia, Health & Higher
                                        Educational Facilities Authority
                                        RB, Community College of Philadelphia,
                                        AMBAC,
                                        5.500%, 05/01/15                                     -           1,439        1,439

 -              1,000        1,000      Philadelphia, Health & Higher
                                        Educational Facilities Authority
                                        RB, Jefferson Health System, Ser A,                  -           1,060        1,060
                                        5.500%, 05/15/05

 -              3,250        3,250      Philadelphia, Hospital & Higher
                                        Educational Facilities
                                        Authority RB, Temple University
                                        Hospital, Ser A,
                                        6.625%, 11/15/23                                     -           3,258        3,258

 -              1,365        1,365      Philadelphia, Industrial Development
                                        Authority RB, City of
                                        Philadelphia Project, Ser A, MBIA,                   -           1,515        1,515
                                        6.000%, 02/15/07

 -              2,100        2,100      Philadelphia, Industrial Development
                                        Authority RB,
                                        Franklin Institute Project, 5.200%,                  -           2,019        2,019
                                        06/15/18

 -              2,100        2,100      Philadelphia, Industrial Development
                                        Authority RB,
                                        Franklin Institute Project, 5.200%,                  -           1,927        1,927
                                        06/15/26

 -              3,590        3,590      Philadelphia, Industrial Development
                                        Authority RB,
                                        Girard Estate Coal Mining Project, ETM,              -           3,801        3,801
                                        5.500%, 11/15/16

 -              1,000        1,000      Philadelphia, Industrial Development
                                        Authority RB,
                                        Simpson House Project, 4.750%, 08/15/08              -           950          950

 -              4,095        4,095      Philadelphia Municipal Authority RB,
                                        Justice Lease, Ser A,
                                        MBIA, 7.100%, 11/15/06                               -           4,178        4,178

 1,000          -            1,000      Philadelphia, PA, IDA, (Series B), 5.25%
                                        (FSA INS)/(Original
                                        Issue Yield: 4.50%), 10/1/2010            AAA/Aaa    1,082       -            1,082

 1,520          -            1,520      Philadelphia, PA, Area School District,
                                        GO UT, (Series B),
                                        5.50% (AMBAC INS)/(Original Issue Yield:  AAA/Aaa    1,673       -            1,673
                                        5.88%), 9/1/2015

 2,000          -            2,000      Philadelphia, PA, Water & Wastewater
                                        System, (Series A),
                                        5.00% (AMBAC INS)/(Original Issue yield:  AAA/Aaa    2,068       -            2,068
                                        5.25%), 8/1/2013

 1,900          -            1,900      Philadelphia, PA, Water & Wastewater
                                        System, Revenue
                                        Bonds, 5.625% (MBIA INS)/(Original Issue
                                        Yield: 5.81%),
                                        06/15/2009                                AAA/Aaa    2,100       -            2,100

 1,000          -            1,000      Philadelphia, PA, Water & Wastewater
                                        System, Revenue
                                        Bonds, 6.25% (MBIA INS)/(Original Issue
                                        Yield: 5.10%),
                                        08/01/2002                                AAA/Aaa    1,011       -            1,011

 -              3,000        3,000      Philadelphia, Water & Wastewater RB,
                                        MBIA, 6.250%,
                                         08/01/07                                            -           3,398        3,398

 -              2,150        2,150      Philadelphia, Water & Wastewater RB,
                                        MBIA, 6.250%,
                                         08/01/08                                            -           2,454        2,454

 -              3,000        3,000      Pittsburgh & Allegheny Counties, Public
                                        Auditorium RB,
                                        Regional Asset District Sales Tax,                   -           3,086        3,086
                                        AMBAC, 5.250%, 02/01/17

 500            -            500        Pittsburgh, PA, Area School District, GO
                                        UT, 5.25% (FSA
                                        INS)/(Original Issue Yield: 4.12%),       AAA/Aaa    542         -            542
                                        9/1/2009

 2,500          -            2,500      Radnor Township, PA, School District, GO
                                        UT, 5.75%
                                        (Original Issue Yield: 5.92%), 3/15/2019  NR/Aa3     2,604       -            2,604

 1,200          -            1,200      Radnor Township, PA, School District, GO
                                        UT, 5.75%
                                        (Original Issue Yield: 5.97%), 3/15/2026  NR/Aa3     1,238       -            1,238

 -              495          495        Ridley Park, Taylor Hospital RB, Ser A,
                                        ETM, 6.000%,
                                        12/01/2005                                           -           525          525

 -              2,000        2,000      Scranton-Lackawanna, Mercy Health
                                        Hospital Facilities RB,
                                        Ser B, MBIA, 5.625%, 01/01/16                        -           2,105        2,105

 2,335          -            2,335      State Public School Building Authority,
                                        PA, Revenue Bonds,
                                        (Butler County Community College), 5.95%
                                        (AMBAC INS)/
                                        (Original Issue Yield: 6.014%), 7/15/2020 AAA/Aaa    2,652       -            2,652

 -              1,750        1,750      Tredyffrin Township GO, 5.250%, 11/15/17             -           1,781        1,781

 -              1,515        1,515      West Chester Area School District,                   -           1,543        1,543
                                        5.000%, 04/15/16

 1,850          -            1,850      York County, PA, IDA, Refunding Revenue
                                        Bonds, (Stanley
                                        Works Project), 6.25% (Original Issue     A/A2       1,862       -            1,862
                                        Yield: 6.35%), 7/1/2002
                                        Total Pennsylvania                                   75,927      152,947      228,874
 Puerto Rico
- 1.2%
 -              2,745        2,745      Puerto Rico Electric Power Authority,
                                        Ser AA, MBIA,
                                        5.400%, 07/01/13                                     -           2,966        2,966
                                        Total Municipal Bond & Notes (identified             75,927      155,913      231,840
                                        cost $223,814)
 Mutual Funds
- 3.2%
 -              4,402        4,402      Blackrock Pennsylvania Municipal Money               -           4,402        4,402
                                        Market Portfolio

 3,535          -            3,535      Federated Pennsylvania Municipal Cash                3,535       -            3,535
                                        Trust (Series IS)

 1              -            1          Federated Pennsylvania Municipal Cash                1           -            1
                                        Trust (Series SS)

 0              -            0          Seven Seas Money Market Fund                         0           -            0
                                        Total Mutual Funds (at net asset value)              3,536       4,402        7,938
                                        Total Investments (identified cost                   79,463      160,315      239,778
                                        $231,752)



(a) Credit Ratings are unaudited

(b) The cost of investments for federal tax purposes amounts to $231,752. The net unrealized appreciation of investments on a federal tax basis amounts to $8,026 which is comprised of $9,093 appreciation and $1,067 depreciation at April 30, 2002.

Note:The  categories  of  investments  are shown as a  percentage  of net assets
     ($247,444) at April 30, 2002.

The following acronyms are used throughout this report:

ACA   --American Capital Assets
AMBAC--American Municipal Bond Assurance Corporation
ASSET   --Asset Guaranty
CBI   --Certificate of Bond Insurance
CNTY GTD   --County Guaranteed
CONLEE   -- College Construction Loan Insurance Guaranty
ETM  --Escrowed to Maturity
FGIC--Financial Guaranty Insurance Corporation
FHA/VA--Federal Housing Administration/Veterans Administration
FSA--Financial Security Assurance
GO--General Obligation
GOH --General Obligation of Hospital
HFA--Housing Finance Agency
IBC -- Insured Bond Certification
IDA--Industrial Development Authority
INS--Insured
LIQ--Liquidity Agreement
LOC(s)--Letter(s) of Credit
MBIA--Municipal Bond Insurance Association
RB --Revenue Bond
Ser --Series
STAID --State Aid Withholding
TOBs--Tender Option Bonds
UT--Unlimited Tax

(See Notes to the Proforma Financial Statements)



                  VISION Pennsylvania Municipal Income Fund and
                      ARK Pennsylvania Tax-Free Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                                 April 30, 2002
                        ( 000, except per share amounts)





                                VISION       ARK
                                Pennsylvania Pennsylvania
                                Municipal    Tax- Free     Pro Forma     Proforma
                                Income Fund  Porfolio      Adjustment    Combined
Assets:
Investments in securities, at    $79,463                    -
value                                        $160,315                    239,778
Income receivable                1,037        3,002         -             4,039
Receivable for shares sold       11           41            -             52
Receivable for investments sold  4,514        -                           4,514
Expense reimbursement from       -            -        (a)  -             -
Advisor
Prepaid expenses                 -            3             -             3
     Total assets                85,025       163,361       -
                                                                         248,386
Liabilities:
Income distribution payable      249          539           -             788
Accrued expenses                 18           136           -             154
     Total liabilities           267          675           -             942
Net Assets                       $84,758                    $-
                                             $162,686                    $247,444
Net Assets Consists of:
Paid in capital                  $85,009                    $-
                                             $162,205                    247,214
Net unrealized appreciation
  of investments                 3,339        4,687         -             8,026
Accumulated net realized loss
on
   investments                   (3,592)      (4,227)       -             (7,819)
Accumulated undistributed net
investment
   income                        2            21            -             23
     Total Net Assets            $84,758                    $-
                                             $162,686                    $247,444

Institutional Shares            N/A          $160,333      N/A           $160,333
Class A Shares                  $84,758      $2,177        $0            $86,935
Class B Shares                  N/A          $176          N/A           $176
Shares Outstanding
Institutional Shares            N/A          15,906        N/A           15,906
Class A Shares                  8,319        216           98        (b) 8,633
Class B Shares                  N/A          17            N/A           17
Net Asset Value, Offering
Price and
   Redemption Proceeds Per
Share
Net Asset Value and Redemption
Proceeds Per Share
Institutional Shares            N/A           $10.08                      $10.08
Class A Shares                   $10.19       $10.07                      $10.07
Class B Shares                  N/A           $10.09                      $10.09
Offering Price Per Share*
Class A Shares                   $10.67       $10.54                      $10.54
Investments, at identified cost  $76,124                    $-
                                             $155,628                    $231,752
Investments, at tax cost         $76,124                    $-
                                             $155,628                    $231,752


*  Computation of offering price per share 100/95.5 of net asset value.
(a)  Amount rounds to less than one thousand.
(b) Adjustment to reflect share balance as a result of the combination. (See Notes to Pro Forma Financial Statements)



                                  VISION Pennsylvania Municipal Income Fund
                                         ARK Pennsylvania Tax-Free Portfolio
                                    Pro Forma Combining Statements of Operations
                                           Year Ended April 30, 2002 (000)





                                        VISION       ARK
                                        Pennsylvania Pennsylvania
                                        Municipal    Tax- Free        Pro Forma    Pro Forma
                                        Income       Porfolio         Adjustment   Combined
                                        Fund
Investment Income:
Dividends                                $-         $1               $-           $1
Interest                                 4,179      8,523            -            12,702
     Total investment income             4,179      8,524                         12,703
Expenses:
Investment adviser fee                   596        1,070            66           1,732
                                                                              (a)
Administrative personnel and services    72         214              (133)        153
fee                                                                           (b)
Custodian fees                           4          25               (17)         12
                                                                              (c)
Transfer and dividend disbursing agent
  fees and expenses                      29         29               35           93
                                                                              (d)
Directors' fees                          1          3                2            6
                                                                              (e)
Professional fees                        -          35               (35)         -
                                                                              (f)
Auditing fees                            5          -                5            10
                                                                              (g)
Legal fees                               3          -                (1)          2
                                                                              (h)
Portfolio accounting fees                38         -                61           99
                                                                              (i)
Shareholder services fees -              -          243              158          401
Institutional Class Shares                                                    (j)
Shareholder services fees - Class A      64         3                150          217
Shares                                                                        (j)
Shareholder services fees - Class B      -          -                -            -
Shares
Distribution services fees - Class A     -          7                210          217
Shares                                                                        (k)
Distribution services fees - Class B     -          1                -            1
Shares
Share registration costs                 8          15               48           71
                                                                              (l)
Printing and postage                     6          3                18           27
                                                                              (m)
Insurance premiums                       1          -                9            10
                                                                              (n)
Amortization of Deferred Organization    -          1                (1)          -
Costs                                                                         (o)
Miscellaneous                            4          10               (6)          8
                                                                              (p)
     Total expenses                      831        1,659            569          3,059
Waivers and reimbursement
Waiver of investment adviser fee         (51)       (5)              56           -
                                                                              (q)
Waiver of administrative personnel and   -          (9)              9            -
services fee                                                                  (r)
Waiver of distribution services fee -    -          (1)              1            -
Class A Shares                                                                (s)
Waiver of shareholder services fee -     -          (65)             (175)        (240)
Institutional Class Shares                                                    (t)
Waiver of shareholder services fee -     (26)       (3)              (171)        (200)
Class A Shares                                                                (t)
Waiver of shareholder services fee -     -          -                -            -
Class B Shares
Reimbursement of other operating         -          -           *    -            -
expenses
Total Waivers and reimbursement          (77)       (83)             (280)        (440)
    Net expenses                         754        1,576            289          2,619
     Net investment income/(net          $3,425     $6,948           $(289)       $10,084
operating loss)
Realized and Unrealized Gain (Loss) on
Investments:
Net realized gain on investments         738        1,392            -            2,130
Net change in unrealized appreciation    661        3,004            -            3,665
on investments
     Net realized and unrealized gain    1,399      4,396            -            5,795
(loss) on investments
          Change in net assets           $4,824     $11,344          $(289)       $15,879
resulting from operations


*  Amount rounds to less than one thousand
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)





                    VISION Pennsylvania Municipal Income Fund
                       ARK Pennsylvania Tax-Free Portfolio
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002


(a) M&T Asset Management (the "Adviser"), a department of Manufacturers and Traders Trust Company, receives for its services an annual investment advisory fee equal to 0.70% of the VISION Pennsylvania Municipal Bond Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the VISION Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and each can modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ, through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Director's fee due to the combining of two portfolios into one.

(f)  Adjustment  to  reflect  the   Professional   fee  reductions  of  the  ARK
     Pennsylvania Tax-Free Portfolio due to the combining of two portfolios into one.

(g) Adjustment to reflect the Audit fee due to the combining of two portfolios into one.

(h) Adjustment to reflect the Legal fee due to the combining of two portfolios into one.

(i) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(j) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% due to combining two portfolios into one.

(k) The VISION Funds have adopted a Rule 12b-1 plan for Class A Shares and Class B Shares under the 1940 Act, which allows it to pay up to 0.25% and 0.75%, respectively, of the Fund's average daily net assets in Marketing fees to Federated Securities Corp. ("FSC"), who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustments to reflect the shareholder services accrual of 0.25%and 0.75%, respectively, due to combining two portfolios into one.

(l) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(m) Adjustment to reflect Printing and postage expenses due to the combining of two portfolios into one.

(n) Adjustment to reflect Insurance expense due to the combining of two portfolios into one.

(o)  Adjustment to reflect write-off of deferred organization costs.

(p) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(q) Adjustment to reflect reduction of waiver of investment adviser fee, which is no longer applicable

(r) Adjustment to reflect reduction of waiver of administrative and personnel and services fee, which is no longer applicable.

(s) Adjustment to reflect reduction of waiver of distribution (12b-1) fees, which is no longer applicable.

(t) Adjustment to reflect applicable waiver of shareholder services fee for all classes.


                    VISION Pennsylvania Municipal Income Fund
                       ARK Pennsylvania Tax-Free Portfolio
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002

Basis of Combination

     The accompanying Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of VISION Pennsylvania Municipal Income Fund and ARK Pennsylvania Tax-Free Portfolio, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Pennsylvania Municipal Income Fund for shares of ARK Pennsylvania Tax-Free Portfolio. Under generally accepted accounting principles, ARK Pennsylvania Tax-Free Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, VISION Pennsylvania Municipal Income Fund and ARK Pennsylvania Tax-Free Portfolio paid investment advisory fees computed at the annual rate of 0.70% and 0.65%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 8,633 Class A shares of the VISION Pennsylvania Municipal Bond Fund in exchange for 8,319 Class A shares of the VISION Pennsylvania Municipal Income Fund and 216 Class A shares of the ARK Pennsylvania Tax-Free Portfolio which would have been issued at April 30, 2002, in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 15,906 Institutional Class shares of the VISION Pennsylvania Municipal Bond Fund in exchange for 15,906 Institutional Class shares of the ARK Pennsylvania Tax-Free Portfolio which would have been issued at April 30, 2002, in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 17 Class B shares of the VISION Pennsylvania Municipal Bond Fund in exchange for 17 Class B shares of the ARK Pennsylvania Tax-Free Portfolio which would have been issued at April 30, 2002, in connection with the proposed reorganization.



                        Pro Forma Combining Portfolio of Investments
                                October 31, 2002 (unaudited)




VISION            ARK                                                                     VISION        ARK
Pennsylvania      Pennsylvania                                                            Pennsylvania  Pennsylvania
Municipal         Tax- Free      Pro Forma                                                Municipal     Tax- Free       Pro
                                                                                                                        Forma
Income Fund       Porfolio       Combined                                     Credit      Income Fund   Porfolio        Combined
(000)             (000)          (000)                                        Rating      (000)         (000)           (000)
Municipal
Bonds & Notes
- 96.8%
Pennsylvania
- 96.8%
 $-                $2,500         $2,500        Adams Country GO, FGIC,
                                                Prerefunded 05/15/11 @ 100,
                                                5.500% 11/15/26                            $-            $2,874          $2,874

 1,185             -              1,185         Adams Country, PA, GO UT,
                                                Refunding Notes, 5.30%
                                                (FGIC INS)/(Original Issue    AAA/Aaa      1,337         -               1,337
                                                Yield: 5.42%), 11/15/2019

 1,450             -              1,450         Allegheny County, PA,
                                                Airport Authority,
                                                Refunding Revenue
                                                Bonds, 5.75% (MBIA
                                                INS)/(Original Issue
                                                Yield: 4.85%),
                                                01/01/2006                    AAA/Aaa      1,578         -               1,578

 1,365             -              1,365         Allegheny County, PA, GO
                                                UT, Refunding Bonds (Series
                                                C-53), 5.40% (FGIC
                                                INS)/(Original Issue
                                                Yield: 5.44%),
                                                11/01/2019                    AAA/Aaa      1,453         -               1,453

 435               -              435           Allegheny County, PA,
                                                Higher Education Building
                                                Authority,
                                                Duquesne University           NR/Aaa       481           -               481
                                                Project, 5.125%, 3/1/2013

 -                 4,000          4,000         Allegheny County GO, Ser
                                                C-52, FGIC,
                                                5.250%, 11/01/21                           -             4,120           4,120

 -                 4,150          4,150         Allegheny County,
                                                Industrial Development
                                                Authority RB,
                                                Environmental Improvement
                                                Project, Ser A,
                                                6.70%, 12/1/20                             -             4,300           4,300

 2,500             -              2,500         Allegheny County, PA, Port
                                                Authority, Refunding
                                                Revenue
                                                Bonds, 6.00% (MBIA
                                                INS)/(Original issue
                                                Yield: 6.125%),
                                                03/01/2024                    AAA/Aaa      2,918         -               2,918

 870               -              870           Allegheny County, PA,
                                                Residential Finance Agency,
                                                Revenue Bond, 5.15%,          NR/Aaa       897           -               897
                                                11/1/2016

 1,210             -              1,210         Belle Vernon, PA, Area
                                                School District, GO UT,
                                                6.00%
                                                (FGIC INS)/(Original Issue    AAA/Aaa      1,405         -               1,405
                                                Yield: 6.09%), 4/1/2021

 1,330             -              1,330         Berks County, PA,
                                                Municipal Authority,
                                                Refunding Revenue
                                                Bonds, 7.10% (FGIC
                                                INS)/(Original Issue
                                                Yield: 7.226%),
                                                05/15/2022                    AAA/Aaa      1,438         -               1,438

 1,000             -              1,000         Blair County, PA, (Series
                                                A), 5.00% (AMBAC INS)/
                                                (Original Issue Yield:        NR/Aaa       1,100         -               1,100
                                                3.45%), 8/1/2007

 -                 1,000          1,000         Bucks County, Industrial
                                                Development Authority RB,
                                                Pennswood Villiage                         -             1,022           1,022
                                                Project, Ser A, 6.000%,
                                                10/01/27

 -                 4,775          4,775         Bucks County, Industrial
                                                Development Authority RB,
                                                Personal Care, Ser A, ETM,
                                                Remarketed 11/15/93,
                                                10.000%, 05/15/19                          -             7,921           7,921

 -                 2,200          2,200         Burrell School District                    -             2,420           2,420
                                                GO, FGIC, STAID, 5.250%,
                                                11/15/10

 1,000             -              1,000         Butler County, PA, IDA, GO
                                                UT, 6.00% (FGIC INS)/
                                                (Original Issue Yield:        AAA/Aaa      1,178         -               1,178
                                                6.00%), 7/15/2011

 1,070             -              1,070         Charleroi, PA, Area School
                                                District, (Series C), 5.75%
                                                (FGIC INS)/(Original Issue    AAA/NR       1,238         -               1,238
                                                Yield: 5.90%), 10/1/2014

 1,330             -              1,330         Charleroi, PA, Area School
                                                District, (Series C), 6.00%
                                                (FGIC INS)/(Original Issue    AAA/NR       1,558         -               1,558
                                                Yield: 6.046%), 10/1/2017

 -                 1,985          1,985         Chester County, Health &
                                                Education Facilities
                                                Authority RB,
                                                Chester County Hospital                    -             2,176           2,176
                                                Project, MBIA, 5.625%,
                                                07/01/09

 -                 1,675          1,675         Chester County, Health &
                                                Education Facilities
                                                Authority RB,
                                                Chester County Hospital                    -             1,828           1,828
                                                Project, MBIA, 5.625%,
                                                07/01/10

 -                 965            965           Chester County, Health &
                                                Education Facilities
                                                Authority RB,
                                                Chester County Hospital                    -             1,065           1,065
                                                Project, MBIA, 5.500%,
                                                07/01/07

 -                 2,250          2,250         Chester County, Health &
                                                Education Facilities
                                                Authority RB,
                                                Immaculata College
                                                Project, Radian-IBC
                                                Guaranty,
                                                5.625%, 10/15/27                           -             2,326           2,326

 -                 2,000          2,000         Chester County, Health &
                                                Education Facilities
                                                Authority RB,
                                                Jefferson Health Systems                   -             1,969           1,969
                                                Project, Ser B, 5.375%,
                                                05/15/27

 -                 2,045          2,045         Chester County, Health &
                                                Education Facilities
                                                Authority RB,
                                                Main Line Health Systems
                                                Project, Ser A, MBIA-IBC,
                                                5.300%, 05/15/07                           -             2,168           2,168

 2,000             -              2,000         Commonwealth of
                                                Pennsylvania, GO UT, 5.25%
                                                (Original Issue
                                                Yield: 4.69%), 10/15/2008     AA/Aa2       2,237         -               2,237

 2,150             -              2,150         Commonwealth of               AA/Aa2       2,448         -               2,448
                                                Pennsylvania, GO UT,
                                                5.75%, 1/15/2009

 3,000             -              3,000         Commonwealth of
                                                Pennsylvania, GO UT, 6.00%
                                                (Original Issue
                                                Yield: 5.96%), 1/15/2018      AA/Aa2       3,378         -               3,378

 475               -              475           Commonwealth of
                                                Pennsylvania, GO UT, (2nd
                                                Series), 5.10%
                                                (FSA INS)/(Original Issue     AAA/Aaa      485           -               485
                                                Yield: 5.20%), 5/1/2022

 640               -              640           Conestoga Valley, PA,
                                                School District, GO UT,
                                                (Series A),
                                                4.50% (FGIC INS)/(Original    NR/Aaa       678           -               678
                                                Issue Yield: 2.95%),
                                                5/1/2005

 -                 910            910           Dauphin County, General
                                                Health Authority RB,
                                                Pinnacle Health
                                                System Project, MBIA,                      -             987             987
                                                5.200%, 05/15/09

 -                 4,000          4,000         Delaware County, Hospital
                                                RB, Chester Community
                                                Hospital
                                                Project, 6.000%, 12/15/20                  -             3,950           3,950

 -                 1,200          1,200         Delaware County, Dunwoody
                                                Village Project RB,
                                                6.250%, 04/01/30                           -             1,239           1,239

 -                 300            300           Delaware County, Dunwoody
                                                Village Project RB,
                                                5.550%, 04/01/06                           -             301             301

 1,510             -              1,510         Dover, PA, Area School
                                                District, GO UT,
                                                (Refunding Bonds),
                                                5.00% (FGIC INS), 4/1/2015    NR/Aaa       1,602         -               1,602

 -                 2,130          2,130         Downington, Area School
                                                District, GO, FSA-STAID,
                                                4.900%, 04/01/16                           -             2,218           2,218

 1,365             -              1,365         Greater Johnstown, PA,
                                                School District, GO UT,
                                                5.00%,
                                                (FGIC INS), 2/1/2009          AAA          1,491         -               1,491

 710               -              710           Greene County PA, IDA,
                                                Refunding Revenue Bonds,
                                                4.75%
                                                (MBIA INS)/(Original Issue    AAA/Aaa      766           -               766
                                                Yield: 4.749%), 2/1/2007

 505               -              505           Harbor Creek, PA, Area
                                                School District, (Series
                                                C), 4.00%
                                                (FGIC INS)/(Original Issue    AAA/Aaa      535           -               535
                                                Yield: 3.25%), 8/1/2006

 -                 1,500          1,500         Indiana County, Industrial
                                                Development Authority RB,
                                                New York State Electric &
                                                Gas Project, Ser A, MBIA,
                                                6.000%, 06/01/06                           -             1,680           1,680

 1,300             -              1,300         Indiana County, PA, IDA,
                                                (Series A), 5.875%, (AMBAC
                                                INS)/
                                                (Original Issue Yield:        AAA/Aaa      1,395         -               1,395
                                                6.04%), 11/1/2029

 795               -              795           Keystone, PA, Central
                                                School District, GO UT,
                                                2.80%, 9/1/2004               A/NR         807           -               807

 2,000             -              2,000         Lancaster County, PA, GO
                                                UT, (Series A), 5.60%
                                                (FGIC INS)/
                                                (Original Issue Yield:        NR/Aaa       2,250         -               2,250
                                                5.65%), 5/1/2012

 -                 4,000          4,000         Lancaster County, Solid
                                                Waste Management Authority
                                                RB,
                                                Ser B, AMBAC, 5.375%,                      -             4,345           4,345
                                                12/15/15

 -                 1,270          1,270         Lehigh County, General
                                                Purpose Authority GOH,
                                                Muhlenberg Hospital Center                 -             1,421           1,421
                                                Project, ETM, 5.750%,
                                                07/15/10

 -                 1,730          1,730         Lehigh County, General
                                                Purpose Authority GOH,
                                                Muhlenberg Hospital Center                 -             1,935           1,935
                                                Project, ETM, 5.750%,
                                                07/15/10

 -                 2,000          2,000         Lehigh County, General
                                                Purpose Authority RB,
                                                Kidpeace
                                                Project, 6.000%, 11/01/18                  -             1,874           1,874

 -                 2,100          2,100         Lehigh County, GO, Ser A,
                                                CNTY GTD, Prerefunded
                                                5/15/06 @ 100, 5.550%,                     -             2,331           2,331
                                                11/15/12

 -                 2,000          2,000         Lehigh County, GO, Ser A,
                                                CNTY GTD, Prerefunded
                                                5/15/06 @ 100, 5.500%,                     -             2,215           2,215
                                                11/15/11

 -                 2,310          2,310         Luzerne County,
                                                Pennsylvania Flood
                                                Protection Authority RB,
                                                Ser A, CNTY GTD-MBIA,,                     -             2,581           2,581
                                                5.250%, 01/15/12

 1,500             -              1,500         Manheim, PA, Central
                                                School District, GO UT,
                                                4.95%
                                                (FGIC INS), 6/1/2011          NR/Aaa       1,550         -               1,550

 -                 1,155          1,155         Mercer County GO, FGIC,                    -             1,252           1,252
                                                5.500%, 10/01/18

 -                 1,215          1,215         Mercer County GO, FGIC,                    -             1,308           1,308
                                                5.500%, 10/01/19

 890               -              890           Millville, PA, Area School
                                                District, GO UT, 5.75%
                                                (AMBAC
                                                INS)/(Original Issue          AAA/Aaa      973           -               973
                                                Yield: 5.748%), 6/1/2017

 -                 1,885          1,885         Montgomery County, GO,                     -             2,075           2,075
                                                5.375%, 07/15/13

 -                 500            500           Montgomery County, Health
                                                & Higher Education
                                                Facilities
                                                Authority RB, Beaver
                                                College Project, CONLEE,
                                                5.700%, 04/01/10                           -             553             553

 -                 1,275          1,275         Montgomery County, Health
                                                & Higher Education
                                                Facilities
                                                Authority RB, Health Care,
                                                Holy Redeemer Health
                                                Project,
                                                Ser A, AMBAC, 5.500%,                      -             1,418           1,418
                                                10/01/08

 -                 2,070          2,070         Montgomery County, Health
                                                & Higher Education
                                                Facilities
                                                Authority RB, Health Care,
                                                Holy Redeemer Health
                                                Project,
                                                Ser A, AMBAC, 5.250%,                      -             2,194           2,194
                                                10/01/04

 -                 3,000          3,000         Montgomery County, Health
                                                & Higher Education
                                                Facilities
                                                Authority RB, Philadelphia
                                                Geriatric Center Project,
                                                Ser A,
                                                7.250%, 12/01/19                           -             3,034           3,034

 -                 3,000          3,000         Montgomery County,
                                                Industrial Development
                                                Authority RB,
                                                Acts Retirement-Life                       -             2,805           2,805
                                                Communities Project,
                                                5.250%, 11/15/28

 -                 1,000          1,000         Montgomery County,
                                                Industrial Development
                                                Authority RB,
                                                Adult Communities Total
                                                Services Project, Ser B,
                                                5.750%, 11/15/17                           -             1,026           1,026

 1,500             -              1,500         Mongomery County, PA, IDA,
                                                Refunding Revenue Bonds,
                                                5.35% (MBIA INS)/(Original    NR/Aaa       1,526         -               1,526
                                                Issue Yield: 5.46%),
                                                8/15/2027

 -                 2,575          2,575         Northhampton County GO,                    -             2,688           2,688
                                                5.125%, 08/15/19

 1,000             -              1,000         North Penn, PA, Area
                                                School District, GO UT,
                                                4.00% (FSA
                                                INS)/(Original Issue          NR/Aaa       1,040         -               1,040
                                                Yield: 3.999%), 9/1/2004

 555               -              555           Northern Tioga, PA, School
                                                District, GO UT, 4.40%
                                                (Original
                                                Issue Yield: 4.45%),          AAA/Aaa      562           -               562
                                                9/15/2012

 630               -              630           Owen J. Roberts School
                                                District, PA, GO UT,
                                                Prerefunded
                                                (Series A), 5.375% (MBIA
                                                INS)/(Original Issue
                                                Yield: 5.50%),
                                                05/15/2018                    AAA/Aaa      703           -               703

 870               -              870           Owen J. Roberts School
                                                District, PA, GO UT,
                                                Unrefunded
                                                (Series A),5.375% (MBIA
                                                INS)/(Original Issue
                                                Yield: 5.50%),
                                                05/15/2018                    AAA/Aaa      918           -               918

 1,000             -              1,000         Oxford, PA, School
                                                District, (Series A),
                                                4.00% (FGIC
                                                INS)/(Original Issue          AAA/Aaa      1,045         -               1,045
                                                Yield: 3.25%), 2/15/2005

 1,000             -              1,000         Parkland, PA, School
                                                District, GO UT, 5.25%
                                                (FGIC
                                                INS)/(Original Issue          NR/Aaa       1,063         -               1,063
                                                Yield: 3.80%), 9/1/2004

 1,410             -              1,410         Pennsylvania HFA, (Series
                                                58A),
                                                5.85%, 4/1/2017               AA+/Aa2      1,467         -               1,467

 2,000             -              2,000         Pennsylvania HFA, (Series
                                                68A),
                                                6.10%, 4/1/2021               AA+/Aa2      2,103         -               2,103

 1,115             -              1,115         Pennsylvania HFA, (Series
                                                69A),
                                                6.15% (FHA/VA MTGS LOC),      AA+/Aa2      1,180         -               1,180
                                                10/1/2020

 1,295             -              1,295         Pennsylvania HFA, (Series
                                                70A),
                                                5.80%, 10/1/2021              AA+/Aa2      1,353         -               1,353

 1,170             -              1,170         Pennsylvania HFA, (Series
                                                72A), 3.80%
                                                (Original Issue Yield:        AA+/Aa2      1,209         -               1,209
                                                3.80%), 10/1/2005

 2,000             -              2,000         Pennsylvania
                                                Intergovernmental Coop
                                                Authority,
                                                Special Tax, 5.25% (FGIC
                                                INS)/(Original Issue
                                                Yield: 5.012%),
                                                06/15/2015                    AAA/Aaa      2,163         -               2,163

 1,475             -              1,475         Pennsylvania State, 5.00%,    AA/Aa2       1,541         -               1,541
                                                8/1/2016

 -                 5,410          5,410         Pennsylvania State,
                                                Convention Center
                                                Authority RB,
                                                Ser A, FGIC, ETM, 6.000%,                  -             6,391           6,391
                                                09/01/19

 -                 2,000          2,000         Pennsylvania State,
                                                Convention Center
                                                Authority RB,
                                                Ser A, FSA, 6.750%,                        -             2,200           2,200
                                                09/01/19

 -                 2,500          2,500         Pennsylvania State,
                                                Convention Center
                                                Authority RB,
                                                Ser A, MBIA-IBC, 6.750%,                   -             2,750           2,750
                                                09/01/19

 -                 5,000          5,000         Pennsylvania State, GO,                    -             5,362           5,362
                                                First Series, FGIC,
                                                5.375%, 05/15/15

 1,000             -              1,000         Pennsylvania State, GO UT,
                                                6.00% (Original Issue
                                                Yield:
                                                5.47%), 1/15/2011             AA/Aa2       1,159         -               1,159

 1,000             -              1,000         Pennsylvania State Higher
                                                Education Assistance
                                                Agency,
                                                (Series 2002 A), 2.35%
                                                TOBs (FSA INS)/(Bayerische
                                                Landesbank Girozentrale,
                                                Lloyds TSB Bank PLC, State
                                                Street Bank and Trust Co.
                                                LIQ) and WestLB AG LOCs),
                                                Optional Tender (7/1/2003     AAA/Aaa      1,002         -               1,002
                                                @ 100),

 250               -              250           Pennsylvania State Higher
                                                Education Facilities
                                                Authority,
                                                Refunding Revenue Bonds,
                                                5.25% (AMBAC INS)/(Original
                                                Issue Yield: 4.06%),          AAA/Aaa      282           -               282
                                                12/1/2012

 425               -              425           Pennsylvania State Higher
                                                Education Facilities
                                                Authority,
                                                University and College
                                                Improvement Bonds, 5.25%
                                                (Temple
                                                University)/(MBIA INS),       AAA/Aaa      456           -               456
                                                4/1/2014

 -                 4,075          4,075         Pennsylvania State, Higher
                                                Educational Facilities
                                                Authority
                                                RB, Drexel University                      -             4,248           4,248
                                                Project, 6.000%, 05/01/24

 -                 2,600          2,600         Pennsylvania State, Higher
                                                Educational Facilities
                                                Authority
                                                RB, Gwynedd-Mercy College
                                                Project, Radian Guaranty,
                                                5.600%, 11/01/22                           -             2,753           2,753

 -                 4,000          4,000         Pennsylvania State, Higher
                                                Educational Facilities
                                                Authority
                                                RB, University of
                                                Pennsylvania Health
                                                Services Project,
                                                Ser A, 5.500%, 01/01/09                    -             4,210           4,210

 -                 1,500          1,500         Pennsylvania State,
                                                Housing Finance Agency RB,
                                                Ser 50A,
                                                6.000%, 10/01/13                           -             1,586           1,586

 800               -              800           Pennsylvania State, IDA,
                                                Refunding Revenue Bonds,
                                                4.50%
                                                (AMBAC INS), 7/1/2008         AAA/Aaa      860           -               860

 -                 3,000          3,000         Pennsylvania State,
                                                Industrial Development
                                                Authority RB,
                                                AMBAC, 6.000%, 07/01/06                    -             3,368           3,368

 1,000             -              1,000         Pennsylvania State
                                                Turnpike Commission,
                                                (Series S), 5.625%
                                                (FGIC INS)/(Original Issue    AAA/Aa3      1,141         -               1,141
                                                Yield: 4.77%), (6/1/2011
                                                @101)

 1,000             -              1,000         Pennsylvania State
                                                University, Refunding
                                                Revenue Bonds,
                                                5.00%, 8/15/2006              AA/Aa2       1,095         -               1,095

 2,000             -              2,000         Pennsylvania State
                                                University, Refunding
                                                Revenue Bonds,
                                                5.25%, 8/15/2013              AA/Aa2       2,242         -               2,242

 1,000             -              1,000         Pennsylvania State
                                                University, Refunding
                                                Revenue Bonds,
                                                5.25% (Original Issue         AA/Aa2       1,110         -               1,110
                                                Yield: 4.67%), 8/15/2016

 1,000             -              1,000         Peters Township, PA,
                                                School District, (Series
                                                B), 5.00%
                                                (FSA INS), 9/1/2016           AAA/Aaa      1,052         -               1,052

 -                 5,000          5,000         Philadelphia, GO, FGIC,                    -             5,331           5,331
                                                5.125%, 05/15/14

 -                 2,000          2,000         Philadelphia, Authority
                                                For Industrial Lease RB,
                                                Ser B, FSA,
                                                5.250%, 10/01/30                           -             2,035           2,035

 -                 1,280          1,280         Philadelphia, Health &
                                                Higher Educational
                                                Facilities Authority
                                                RB, Community College of
                                                Philadelphia Project,
                                                AMBAC,
                                                5.500%, 05/01/14                           -             1,410           1,410

 -                 1,350          1,350         Philadelphia, Health &
                                                Higher Educational
                                                Facilities Authority
                                                RB, Community College of
                                                Philadelphia Project,
                                                AMBAC,
                                                5.500%, 05/01/15                           -             1,490           1,490

 -                 1,000          1,000         Philadelphia, Health &
                                                Higher Educational
                                                Facilities Authority
                                                RB, Jefferson Health                       -             1,068           1,068
                                                System Project, Ser A,
                                                5.500%, 05/15/05

 -                 3,250          3,250         Philadelphia, Hospital &
                                                Higher Educational
                                                Facilities
                                                Authority RB, Temple
                                                University Hospital
                                                Project, Ser A,
                                                6.625%, 11/15/23                           -             3,291           3,291

 -                 1,365          1,365         Philadelphia, Industrial
                                                Development Authority RB,
                                                City of
                                                Philadelphia Project, Ser                  -             1,541           1,541
                                                A, MBIA, 6.000%, 02/15/07

 -                 2,100          2,100         Philadelphia, Industrial
                                                Development Authority RB,
                                                Franklin Institute                         -             2,118           2,118
                                                Project, 5.200%, 06/15/18

 -                 2,100          2,100         Philadelphia, Industrial
                                                Development Authority RB,
                                                Franklin Institute                         -             1,956           1,956
                                                Project, 5.200%, 06/15/26

 -                 3,590          3,590         Philadelphia, Industrial
                                                Development Authority RB,
                                                Girard Estate Coal Mining                  -             3,850           3,850
                                                Project, ETM, 5.500%,
                                                11/15/16

 -                 1,000          1,000         Philadelphia, Industrial
                                                Development Authority RB,
                                                Simpson House Project,                     -             1,003           1,003
                                                4.750%, 08/15/08

 -                 4,095          4,095         Philadelphia Municipal
                                                Authority RB, Justice
                                                Lease Project,
                                                Ser A, MBIA, 7.100%,                       -             4,155           4,155
                                                11/15/06

 1,000             -              1,000         Philadelphia, PA,
                                                Authority for Industrial
                                                Development,
                                                (Series B), 5.25% (FSA        AAA/Aaa      1,115         -               1,115
                                                INS)/(Original Issue
                                                Yield: 4.50%),
                                                10/01/2010

 1,000             -              1,000         Philadelphia, PA, GO UT,
                                                5.25% (FSA INS)/(Original
                                                Issue
                                                Yield: 4.59%), 3/15/2011      AAA/Aaa      1,082         -               1,082

 1,520             -              1,520         Philadelphia, PA, School
                                                District, GO UT, 5.50%
                                                (AMBAC
                                                INS)/(Original Issue          AAA/Aaa      1,694         -               1,694
                                                Yield: 5.88%), 9/1/2015

 2,000             -              2,000         Philadelphia, PA, Water &
                                                Wastewater System, (Series
                                                A),
                                                5.00% (AMBAC                  AAA/Aaa      2,130         -               2,130
                                                INS)/(Original Issue
                                                yield: 5.25%), 8/1/2013

 1,900             -              1,900         Philadelphia, PA, Water &
                                                Wastewater System,
                                                Refunding
                                                Revenue Bonds, 5.625%
                                                (MBIA INS)/(Original Issue
                                                Yield:
                                                5.81%), 6/15/2009             AAA/Aaa      2,161         -               2,161

 -                 3,000          3,000         Philadelphia, Water &
                                                Wastewater RB, MBIA,
                                                6.250%,
                                                 08/01/07                                  -             3,461           3,461

 -                 2,150          2,150         Philadelphia, Water &
                                                Wastewater RB, MBIA,
                                                6.250%,
                                                 08/01/08                                  -             2,502           2,502

 -                 3,000          3,000         Pittsburgh & Allegheny
                                                Counties, Regional Asset
                                                District
                                                Sales Tax, AMBAC, 5.250%,                  -             3,165           3,165
                                                02/01/17

 500               -              500           Pittsburgh, PA, School
                                                District, GO UT, 5.25% (FSA
                                                INS)/(Original Issue          AAA/Aaa      560           -               560
                                                Yield: 4.12%), 9/1/2009

 2,500             -              2,500         Radnor Township, PA,
                                                School District, GO UT,
                                                5.75%
                                                (Original Issue Yield:        NR/Aa3       2,707         -               2,707
                                                5.92%), 3/15/2019

 -                 495            495           Ridley Park, Taylor
                                                Hospital RB, Ser A, ETM,
                                                6.000%,
                                                12/01/2005                                 -             524             524

 -                 2,000          2,000         Scranton-Lackawanna, Mercy
                                                Health Hospital Facilities
                                                RB,
                                                Ser B, MBIA, 5.625%,                       -             2,170           2,170
                                                01/01/16

 500               -              500           Southeastern, PA,
                                                Transportation Authority,
                                                (Series A)
                                                Revenue Bonds, 5.25%,         AAA/Aaa      548           -               548
                                                3/1/2013

 2,335             -              2,335         State Public School
                                                Building Authority, PA,
                                                Revenue Bonds,
                                                (Butler County Community
                                                College), 5.95% (AMBAC
                                                INS)/
                                                (Original Issue Yield:        AAA/Aaa      2,729         -               2,729
                                                6.014%), 7/15/2020

 1,000             -              1,000         Tredyffrin-Easttown, PA,
                                                School District, GO UT,
                                                5.00%
                                                (Original Issue Yield:        NR/Aaa       1,098         -               1,098
                                                3.92%), 2/15/2009

 -                 1,750          1,750         Tredyffrin Township GO,                    -             1,827           1,827
                                                5.250%, 11/15/17

 -                 1,515          1,515         West Chester Area School                   -             1,592           1,592
                                                District, GO, 5.000%,
                                                04/15/16

 -                 1,000          1,000         West Chester Area School                   -             1,037           1,037
                                                District, GO, 5.000%,
                                                04/15/18

 1,000             -              1,000         Wilson, PA, School            NR/Aaa       1,102         -               1,102
                                                District, 5.00% (FSA INS),
                                                5/15/2012
                                                Total Municipal Bond &                     82,374        158,013         240,387
                                                Notes (identified cost
                                                $226,905)
 Mutual Funds
- 2.0%
 -                 2,132          2,132         Ark Pennsylvania Tax-Free                                                -
                                                Money Market Portfolio
                                                Institutional Class                        -             2,132           2,132

 2,833             -              2,833         Federated Pennsylvania                     2,833         -               2,833
                                                Municipal Cash Trust
                                                (Series IS)
                                                Total Mutual Funds (at net                 2,833         2,132           4,965
                                                asset value)
                                                Total Investments                          85,207        160,145         245,352
                                                (identified cost $231,870)


(a) The cost of investments for federal tax purposes amounts to $231,999. The net unrealized appreciation of investments on a federal tax basis amounts to $13,353 which is comprised of $13,837 appreciation and $484 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($248,374) at October 31, 2002.

The following acronyms are used throughout this report:

AMBAC--American Municipal Bond Assurance Corporation
CNTY GTD   --County Guaranteed
CONLEE   -- College Construction Loan Insurance Guaranty
ETM  --Escrowed to Maturity
FGIC--Financial Guaranty Insurance Corporation
FHA/VA--Federal Housing Administration/Veterans Administration
FSA--Financial Security Assurance
GO--General Obligation
GOH --General Obligation of Hospital
HFA--Housing Finance Agency
IBC -- Insured Bond Certification
IDA--Industrial Development Authority
INS--Insured
LIQ--Liquidity Agreement
LOC(s)--Letter(s) of Credit
MBIA--Municipal Bond Insurance Association
RB --Revenue Bond
Ser --Series
STAID --State Aid Withholding
TOBs--Tender Option Bonds
UT--Unlimited Tax

(See Notes to the Proforma Financial Statements)



                  VISION Pennsylvania Municipal Income Fund and
                      ARK Pennsylvania Tax-Free Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                          October 31, 2002 (unaudited)
                         (000, except per share amounts)



                                  VISION          ARK
                                  Pennsylvania    Pennsylvania
                                  Municipal       Tax- Free      Pro Forma    Proforma
                                  Income Fund     Porfolio       Adjustment   Combined
Assets:
Investments in securities, at      $85,207         $160,145       -
value                                                                         245,352
Income receivable                  1,029           2,981          -            4,010
Receivable for shares sold         102             3              -            105
Expense reimbursement from         -               2              -            2
Advisor
Prepaid expenses                   -               4              -            4
Other assets                       -               1              -            1
     Total assets                  86,338          163,136        -
                                                                              249,474
Liabilities:
Income distribution payable        238             547            -            785
Payable for shares redeemed        -               160            -            160
Accrued expenses                   10              145            -            155
     Total liabilities             248             852            -            1,100
Net Assets                         $86,090         $162,284       $-
                                                                              $248,374
Net Assets Consists of:
Paid in capital                    $84,019         $157,956       $-
                                                                              241,975
Net unrealized appreciation
  of investments                   5,265           8,217          -            13,482
Accumulated net realized loss
on
   investments                     (3,196)         (3,910)        -            (7,106)
Accumulated undistributed net
investment
   income                          2               21             -            23
     Total Net Assets              $86,090         $162,284       $-
                                                                              $248,374

Institutional Shares              N/A             $159,539       N/A          $159,539
Class A Shares                    $86,090         $2,393         $0           $88,483
Class B Shares                    N/A             $352           N/A          $352
Shares Outstanding
Institutional Shares              N/A             15,458         N/A          15,458
Class A Shares                    8,226           232            124       (a)8,582
Class B Shares                    N/A             34             N/A          34
Net Asset Value, Offering
Price and
   Redemption Proceeds Per
Share
Net Asset Value and
Redemption Proceeds Per Share
Institutional Shares              N/A              $10.32                      $10.32
Class A Shares                     $10.47          $10.31                      $10.31
Class B Shares                    N/A              $10.33                      $10.33
Offering Price Per Share*                      *              *
Class A Shares                     $10.96          $10.80                      $10.80
Investments, at identified         $79,942         $151,928       $-
cost                                                                          $231,870
Investments, at tax cost           $79,942         $152,057       $-
                                                                              $231,999


*  Computation of offering price per share 100/95.5 of net asset value.
(a) Adjustment to reflect share balance as a result of the combination. (See Notes to Pro Forma Financial Statements)



                    VISION Pennsylvania Municipal Income Fund
                       ARK Pennsylvania Tax-Free Portfolio
                  Pro Forma Combining Statements of Operations
               Six Months Ended October 31, 2002 (unaudited) (000)



                                         VISION        ARK
                                         Pennsylvania  Pennsylvania
                                         Municipal     Tax- Free     Pro Forma     Pro Forma
                                         Income        Porfolio      Adjustment    Combined
                                         Fund
Investment Income:
Dividends                                 $-            $17           $-            $17
Interest                                  1,882         4,089         -             5,971
     Total investment income              1,882         4,106                       5,988
Expenses:
Investment adviser fee                    303           535           31            869
                                                                               (a)
Administrative personnel and services     37            83            (44)          76
fee                                                                            (b)
Custodian fees                            2             13            (9)           6
                                                                               (c)
Transfer and dividend disbursing agent                                -
  fees and expenses                       17            19            11            47
                                                                               (d)
Directors' fees                           1             3             (1)           3
                                                                               (e)
Professional fees                         -             10            (10)          -
                                                                               (f)
Auditing fees                             3             -             2             5
                                                                               (g)
Legal fees                                -             -             1             1
                                                    *                          (h)
Portfolio accounting fees                 19            33            (3)           49
                                                                               (i)
Shareholder services fees -               -             121           78            199
Institutional Class Shares                                                     (j)
Shareholder services fees - Class A       108           2             1             111
Shares                                                                         (j)
Shareholder services fees - Class B       -             -             -         *   -
Shares                                                            *
Distribution services fees - Class A      -             3             108           111
Shares                                                                         (k)
Distribution services fees - Class B      -             1             -             1
Shares
Share registration costs                  7             4             24            35
                                                                               (l)
Printing and postage                      6             7             -             13
Insurance premiums                        1             -             4             5
                                                                               (m)
Miscellaneous                             3             7             (6)           4
                                                                               (n)
     Total expenses                       507           841           187           1,535
Waivers and reimbursement
Waiver of investment adviser fee          (26)          (4)           30            -
                                                                               (o)
Waiver of distribution services fee -     -             (1)           1             -
Class A Shares                                                                 (p)
Waiver of shareholder services fee -      -             -             (120)         (120)
Institutional Shares                                                           (q)
Waiver of shareholder services fee -      (43)          (2)           (57)          (102)
Class A Shares                                                                 (q)
Waiver of shareholder services fee -      -             -             -             -
Class B Shares                                                                 (q)
Reimbursement of other operating          -             (16)          16            -
expenses                                                                       (r)
Total Waivers and reimbursement           (69)          (23)          (130)         (222)
    Net expenses                          438           818           57            1,313
     Net investment income/(net           $1,444        $3,288        $(57)         $4,675
operating loss)
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments          396           317           -             713
Net change in unrealized appreciation     1,926         3,530         -             5,456
on investments
     Net realized and unrealized gain     2,322         3,847         -             6,169
(loss) on investments
          Change in net assets            $3,766        $7,135        $(57)         $10,844
resulting from operations


*  Amount rounds to less than one thousand
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)





                    VISION Pennsylvania Municipal Income Fund
                       ARK Pennsylvania Tax-Free Portfolio
              Notes to Pro Forma Combining Statements of Operations
                     Year Ended October 31, 2002 (unaudited)


(a) M&T Asset Management (the "Adviser"), a department of Manufacturers and Traders Trust Company, receives for its services an annual investment advisory fee equal to 0.70% of the VISION Pennsylvania Municipal Bond Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the VISION Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and each can modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ, through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

(f)  Adjustment  to  reflect  the   Professional   fee  reductions  of  the  ARK
     Pennsylvania Tax-Free Portfolio due to the combining of two portfolios into one.

(g) Adjustment to reflect the Audit fee due to the combining of two portfolios into one.

(h) Adjustment to reflect the Legal fee due to the combining of two portfolios into one.

(i) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(j) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% due to combining two portfolios into one.

(k) The VISION Funds have adopted a Rule 12b-1 plan for Class A Shares and Class B Shares under the 1940 Act, which allows it to pay up to 0.25% and 0.75%, respectively, of the Fund's average daily net assets in Marketing fees to Federated Securities Corp. ("FSC"), who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustments to reflect the shareholder services accrual of 0.25%and 0.75%, respectively, due to combining two portfolios into one.

(l) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(m) Adjustment to reflect Insurance expense due to the combining of two portfolios into one.

(n) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(o) Adjustment to reflect reduction of waiver of investment adviser fee, which is no longer applicable.

(p) Adjustment to reflect reduction of waiver of distribution (12b-1) fees, which is no longer applicable.

(q) Adjustment to reflect applicable waiver of shareholder services fee for all classes.

(r) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                    VISION Pennsylvania Municipal Income Fund
                       ARK Pennsylvania Tax-Free Portfolio
               Notes to Pro Forma Financial Statements (unaudited)
                                October 31, 2002

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of VISION Pennsylvania Municipal Income Fund and ARK Pennsylvania Tax-Free Portfolio, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Pennsylvania Municipal Income Fund for shares of ARK Pennsylvania Tax-Free Portfolio. Under generally accepted accounting principles, ARK Pennsylvania Tax-Free Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended October 31, 2002, VISION Pennsylvania Municipal Income Fund and ARK Pennsylvania Tax-Free Portfolio paid investment advisory fees computed at the annual rate of 0.70% and 0.65%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 8,582 Class A shares of the VISION Pennsylvania Municipal Bond Fund in exchange for 8,226 Class A shares of the VISION Pennsylvania Municipal Income Fund and 232 Class A shares of the ARK Pennsylvania Tax-Free Portfolio which would have been issued at October 31, 2002, in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 15,458 Institutional Class shares of the VISION Pennsylvania Municipal Bond Fund in exchange for 15,458 Institutional Class shares of the ARK Pennsylvania Tax-Free Portfolio which would have been issued at October 31, 2002, in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 34 Class B shares of the VISION Pennsylvania Municipal Bond Fund in exchange for 34 Class B shares of the ARK Pennsylvania Tax-Free Portfolio which would have been issued at October 31, 2002, in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
April 30, 2002
in thousands



       ARK              ARK                                              ARK           ARK
 U.S. Government  U.S. Government                                       U.S.          U.S.
                                                                     Government    Government
  Money Market    Cash Management Pro Forma                         Money Market      Cash      Pro Forma
                                                                                   Management
    Portfolio        Portfolio     Combined                           Portfolio     Portfolio    Combined
Shares                                                                                          Market
                                                                                                  Value
U.S. Government
Agency
Obligations -
56.6%
 Federal Home
Loan Bank System
- 12.6%
            7,000           2,000      9,000     1.850%, 2/6/2003           7,000         2,000     $9,000
           23,000          10,000     33,000     2.125%, 11/6/2002         22,970         9,987     32,957
           25,000          10,000     35,000     5.000%, 2/14/2003         25,468        10,187     35,655
           50,000          20,000     70,000     5.125%, 1/13/2003         50,982        20,393     71,375
           10,495               -     10,495     6.000%, 8/15/2002         10,609             -     10,609
                -           3,500      3,500     6.375%, 11/15/2002             -         3,571      3,571
           50,000               -     50,000     6.750%, 5/1/2002          50,000             -     50,000
           10,700               -     10,700     6.875%, 7/18/2002         10,776             -     10,776
           39,500          10,000     49,500     6.879%, 7/15/2002         39,904        10,102     50,006
           20,000           5,000     25,000     7.25%, 5/15/2002          20,023         5,006     25,029
                                                      Total               237,732        61,246    298,978
 (1) Federal
Home Loan Bank
System - 1.7%
                -          40,000     40,000     1.790%, 5/1/2002               -        40,000     40,000
 (2) Federal
Home Loan Bank
System - 6.5%
           35,000          15,000     50,000     1.714%, 2/28/2003         34,986        14,994     49,980
           30,000          10,000     40,000     1.740%, 2/28/2003         29,985         9,995     39,980
           35,000          15,000     50,000     1.743%, 8/23/2002         34,994        14,997     49,991
           10,000           5,000     15,000     1.800%, 3/12/2003          9,995         4,997     14,992
                                                      Total               109,960        44,983    154,943
 Federal Home
Loan Mortgage
Corporation -
7.4%
            7,000           3,000     10,000     2.500%, 12/27/2002         7,000         3,000     10,000
           29,000          15,000     44,000     5.500%, 5/15/2002         29,024        15,013     44,037
           60,000           5,000     65,000     6.250%, 10/15/2002        61,033         5,089     66,122
           18,500          27,000     45,500     6.625%, 8/15/2002         18,639        27,306     45,945
                           10,000     10,000     7.375%, 5/15/2003              -        10,468     10,468
                                                      Total               115,696        60,876    176,572
 (1) Federal
Home Loan
Mortgage
Corporation -
7.2%
          100,000          50,000    150,000     1.790%, 5/1/2002         100,000        50,000    150,000
           11,720          10,000     21,720     1.840%, 11/7/2002         11,606         9,903     21,509
                                                      Total               111,606        59,903    171,509
          Federal
         National
         Mortgage
    Association -
             4.0%
            3,500               -      3,500     5.950%, 10/16/2002         3,563             -      3,563
            5,000               -      5,000     6.375%, 10/15/2002         5,099             -      5,099
           65,000          20,000     85,000     6.750%, 8/15/2002         65,830        20,255     86,085
                                                      Total                74,492        20,255     94,747
      (1) Federal
         National
         Mortgage
    Association -
             4.2%
                -          50,000     50,000     1.790%, 5/1/2002               -        50,000     50,000
                -          15,000     15,000     1.810%, 5/9/2002               -        14,994     14,994
                -          16,300     16,300     2.270%, 11/29/2002             -        16,082     16,082
           14,000           5,000     19,000     2.450%, 11/15/2002        13,811         4,933     18,744
                                                      Total                13,811        86,009     99,820
      (2) Federal
         National
         Mortgage
    Association -
             8.8%
           85,920               -     85,920     1.770%, 7/17/2002         85,596             -     85,596
           50,000               -     50,000     1.790%, 5/1/2002          50,000             -     50,000
           54,000          20,000     74,000     1.800%, 9/5/2002          53,996        19,999     73,995
                                                      Total               189,592        19,999    209,591
 Student Loan
Marketing
Association -
4.2%
          100,000               -    100,000     1.790%, 5/1/2002         100,000             -    100,000
                                                 Total U.S.               952,889       393,271
                                                 Government Agency                               1,346,160
                                                 Obligations (at
                                                 amortized cost)
Repurchase
Agreements -
43.2%
           70,000               -     70,000     First Boston,             70,000             -     70,000
                                                 1.87%, dated
                                                 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $70,003,636,
                                                 collateralized by
                                                 US Treasury
                                                 obligations
                -         105,000    105,000     First Boston,                  -       105,000    105,000
                                                 1.87%, dated
                                                 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $105,005,454,
                                                 collateralized by
                                                 US Treasury
                                                 obligations
           14,438               -     14,438     Goldman Sachs             14,438             -     14,438
                                                 Group, 1.87%,
                                                 dated 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $14,438,614,
                                                 collateralized by
                                                 US Treasury
                                                 obligations
                -          10,524     10,524     Goldman Sachs                  -        10,524     10,524
                                                 Group, 1.87%,
                                                 dated 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $10,524,210,
                                                 collateralized by
                                                 US Treasury
                                                 obligations
          280,000               -    280,000     Goldman Sachs            280,000             -    280,000
                                                 Group, 1.70%,
                                                 dated 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $280,014,544,
                                                 collateralized by
                                                 US Treasury
                                                 obligations
                -         100,000    100,000     Goldman Sachs                  -       100,000    100,000
                                                 Group, 1.70%,
                                                 dated 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $100,005,194,
                                                 collateralized by
                                                 US Treasury
                                                 obligations
          348,000               -    348,000     Salomon Brothers,        348,000             -    348,000
                                                 1.87%, dated
                                                 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $348,018,077,
                                                 collateralized by
                                                 US Treasury
                                                 obligations
                -         100,000    100,000     Salomon Brothers,              -       100,000    100,000
                                                 1.87%, dated
                                                 4/30/2002,
                                                 matures 5/1/2002,
                                                 repurchase price
                                                 $100,005,194
                                                 collateralized by
                                                 US Treasury
                                                 obligations
                                                 Total Repurchase         712,438       315,524
                                                 Agreements (at                                  1,027,962
                                                 amortized cost)
                                                 Total Investments      1,665,327       708,795
                                                 (at amortized                                   2,374,122
                                                 cost)


     (1) The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

     (2)  Variable  Rate  Security.   The  rate  reported  on  the  Schedule  of
Investments is the rate in effect on 04/30/02. The date shown is the stated maturity.

     Note: The categories of investments are shown as a percentage of net assets ($2,379,792) at April 30, 2002.

     (See Notes to the Pro Forma Financial Statements)




 Ark U.S. Government Cash Management Portfolio
Ark U.S. Government Money Market Portfolio
Pro Forma Combining Statements of Assets and Liabilities
April 30, 2002
(in thousands)




                              Ark               Ark
                              U.S.              U.S.
                              Government        Government
                              Cash              Money Market     Pro Forma   Proforma
                              Management
                              Portfolio         Portfolio        Adjustment  Combined
                              ---------------------------------------------------------
Assets:
------------------------------
Investments at Amortized Cost  $708,795          $1,665,327       -
                                                                             2,374,122
------------------------------
------------------------------
Interest receivable            2,562             7,323            -           9,885
------------------------------
Expense Reimbursement from     31                1                -           1
Advisor
------------------------------
Prepaid Expenses               15                31               -           46
------------------------------
                              ---------------------------------------------------------
     Total assets              711,403           1,672,682        -
                                                                             2,384,085
---------------------------------------------------------------------------------------
Liabilities:
------------------------------
Distribution Payable           906               2,276            -           3,182
------------------------------
Accrued Expenses:
------------------------------
   Investment Advisory Fees    -                 218              -           218
------------------------------
   Administrator Fees          50                119              -           169
------------------------------
   Shareholder Servicing Fees  -                 95               -           95
------------------------------
   Distribution Fees           150               49               -           199
------------------------------
   Custody Fees                13                35               -           48
------------------------------
   Transfer Agency Fees        31                65               -           96
------------------------------
   Trustee Fees                1                  - (a)           -           1
------------------------------
   Other expense payables      102               183              -           285
---------------------------------------------------------------------------
                                                                             ----------
     Total liabilities         1,253             3,040            -           4,293
---------------------------------------------------------------------------------------
Net Assets                     $710,150          $1,669,642       $-
                                                                             $2,379,792
---------------------------------------------------------------------------------------
Net Assets Consists of:
------------------------------
Paid in capital                $710,146          $1,669,640       $-
                                                                             2,379,786
------------------------------
------------------------------
Accumulated Net Realized       4                 2                -           6
Gain on Investments
---------------------------------------------------------------------------
                                                                             ----------
     Total Net Assets          $710,150          $1,669,642       $-
                                                                             $2,379,792
---------------------------------------------------------------------------------------

Net Assets:
Class A Shares                 $-                $79,396          $-          $79,396
Institutional Class Shares     $-                $1,327,751       $-
                                                                             $1,327,751
                              ---------------------------------------------------------
Institutional II Class Shares  $-                $262,495
                                                                 $710,150    $972,645
                              ---------------------------------------------------------
Corporate Class Shares                           $-                           $-
                              $                                  $
                              - (a)                              - (a)
                              ---------------------------------------------------------
Corporate II Class Shares      $704,950          $-                           $-
                                                                 $(704,950)
                              ---------------------------------------------
Corporate III Class Shares     $5,200            $-               $(5,200)    $-
                                                --------------               ----------
Shares Outstanding:
Class A Shares                 -                 79,409           -           79,409
                              ---------------------------------------------------------
Institutional Class Shares     -                 1,327,832        -
                                                                             1,327,832
                              ---------------------------------------------------------
Institutional II Class Shares  -                 262,505          710,145     972,650
                              ---------------------------------------------------------
Corporate Class Shares          -(a)             -                            -
                                                                 $
                                                                 - (a)
                                                ---------------------------
Corporate II Class Shares      704,945           -                            -
                                                                 (704,945)
                              ---------------------------------------------------------
Corporate III Class Shares     5,200             -                (5,200)     -
                              ---------------------------------------------------------

Net Asset Value, Offering
Price and
  Redemption Proceeds Per
Shares:
Class A Shares                 $-                $1.00                        $1.00
                              --------------------------------               ----------
Institutional Class Shares     $-                $1.00                        $1.00
                              --------------------------------               ----------
Institutional II Class Shares  $-                $1.00                        $1.00
                              --------------------------------
Corporate Class Shares         $1.00             $-                           $-
                              --------------------------------               ----------
Corporate II Class Shares      $1.00             $-                           $-
                              --------------------------------               ----------
Corporate III Class Shares     $1.00             $-                           $-
                              --------------------------------               ----------




(a)  Amounts round to less than one thousand.

See Notes to Pro Forma Financial Statements



                  Ark U.S. Government Cash Management Portfolio
                   Ark U.S. Government Money Market Portfolio
                  Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



                                            Ark           Ark
                                            U.S.          U.S.
                                            Government    Government
                                            Cash          Money
(in thousands)                              Management    Market        Pro Forma    Pro
                                                                                     Forma
                                            Portfolio     Portfolio     Adjustment   Combined
Investment Income:
Interest                                     $19,473       $48,782       $-
                                                                                     $68,255

Expenses:
Investment Advisory Fees                     1,014         4,106         6,779        11,899
                                                                                  (a)
Administrator Fees                           831           2,018         (1,907)      942
                                                                                  (b)
Custodian Fees                               77            261           (291)        47
                                                                                  (c)
Transfer Agency Fees                         124           287           4            415
                                                                                  (d)
Professional Fees                            121           249           (370)        -
                                                                                  (e)
Directors' Fees                              9             37            (8)          38
                                                                                  (f)
Auditing Fees                                -             -             105          105
                                                                                  (g)
Legal Fees                                   -             -             16           16
                                                                                  (h)
Portfolio Accounting Fees                    -             -             610          610
                                                                                  (i)
Distribution service fee - Class A Shares    -             251           (53)         198
                                                                                  (j)
Distribution service fee - Institutional     -             350           2,082        2,432
II Class Shares                                                                   (j)
Distribution service fee - Corporate II      1,676         -             (1,676)      -
Class Shares                                                                      (j)
Distribution service fee - Corporate III     22            -             (22)         -
Class Shares                                                                      (j)
Shareholder services fees - Class A          -             151           47           198
Shares                                                                            (k)
Shareholder services fees -                  -             1,963         1,356        3,319
Institutional Class I Shares                                                      (k)
Registration Fees                            83            108           (154)        37
                                                                                  (l)
Printing Fees                                59            99            7            165
                                                                                  (m)
Insurance Fees                               -             -             32           32
                                                                                  (n)
Miscellaneous Fees                           78            171           (231)        18
                                                                                  (o)
     Total expenses                          4,094         10,051        6,326        20,471
Waivers and Reimbursement:
Waiver of investment advisory fees           (380)         (1,628)       (3,466)      (5,474)
                                                                                  (p)
Waiver administrator fees                    (350)         (74)          424          -
                                                                                  (q)
Waiver of shareholder services fee -         -             (90)          74           (16)
Class A Shares                                                                    (r)
Waiver of shareholder services fees -        -             (916)         (2,403)      (3,319)
Institutional I Class Shares                                                      (r)
Waiver of distribution services fee -        -             -             (198)        (198)
Class A Shares                                                                    (s)
Waiver of distribution services fee -        -             -             (1,751)      (1,751)
Institutional II Class Shares                                                     (s)
Reimbursement of investment advisory fees    (63)          (1)           64           -
                                                                                  (t)
     Total waivers and reimbursement         (793)         (2,709)       (7,256)
                                                                                     (10,758)
Net expenses                                 3,301         7,342         (930)        9,713
Net investment income                        16,172        41,440        930          58,542
Net realized gain on investments             1             -             -            1
                                                                     (*)
Net increase in net assets resulting         $16,173       $41,440       $930
from operations                                                                      $58,543



(*) Amount rounds to less than one thousand.
See Legend to Pro Forma Adjustments on the following page
See Notes to Pro Forma Financial Statements





                    VISION U.S. Government Money Market Fund
                  ARK U.S. Government Cash Management Portfolio
                   ARK U.S. Government Money Market Portfolio
              Notes to Pro Forma Combining Statements of Operations

April 30, 2002


(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION U.S. Government Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period. The reduction is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Professional fee reductions due to the combining of two portfolios into one.

(f) Adjustment to reflect the Directors' fee reductions due to the combining of two portfolios into one.

(g) Adjustment to reflect the Auditing fees due to the combining of two portfolios into one.

(h) Adjustment to reflect the Legal fees due to the combining of two portfolios into one.

(i) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(j) The VISION Funds have adopted a Rule 12b-1 Plan under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp. ("FSC") who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of the Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 fee accrual of 0.25% for both classes due to combining two portfolios into one.

(k) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administrated by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemption of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services fee accrual of 0.25% for both classes due to combining two portfolios into one.

(l) Adjustment to reflect the Share registration costs reductions due to the combining of two portfolios into one.

(m) Adjustment to reflect Printing and postage expenses due to the combining of two portfolios into one.

(n) Adjustment to reflect Insurance expenses due to the combining of two portfolios into one.

(o) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining of two portfolios into one.

(p) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(q) Adjustment to reflect waiver of administrative and personnel and service fee, which is no longer applicable.

(r)  Adjustment to reflect applicable waiver of shareholder services fees.

(s)  Adjustment to reflect applicable waiver of distribution (12b-1) fees.

(t) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable


                   ARK U.S. Government Money Market Portfolio
                  ARK U.S. Government Cash Management Portfolio
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002


Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK U.S. Government Money Market Portfolio and ARK U.S. Government Cash Management Portfolio, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK U.S. Government Cash Management Portfolio for shares of ARK U.S. Government Money Market Portfolio. Under generally accepted accounting principles, ARK U.S. Government Money Market Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, ARK U.S. Government Money Market Portfolio and ARK U.S. Government Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest

     The Pro Forma net asset value per share assumes the issuance of 79,409 Class A Shares of the VISION U.S. Government Money Market Fund (accounting survivor) in exchange for 79,409 Class A Shares of the ARK U.S. Government Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 1,327,832 Institutional Class Shares of the VISION U.S. Government Money Market Fund (accounting survivor) in exchange for 1,327,832 Institutional Class Shares of the ARK U.S. Government Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 972,650 Institutional II Shares of the VISION U.S. Government Money Market Fund (accounting survivor) in exchange for 262,505 Institutional II Class Shares of the ARK U.S. Government Money Market Portfolio and 704,945 Corporate II Class Shares of the ARK U.S. Government Cash Management Portfolio and 5,200 Corporate III Class Shares of the ARK U.S. Government Cash Management Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.



 Pro Forma Combining Portfolio of Investments
October 31, 2002 (unaudited)
(in thousands)




       ARK              ARK                                               ARK             ARK
 U.S. Government  U.S. Government                                   U.S. Government U.S. Government
  Money Market    Cash Management  Pro Forma                             Money            Cash        Pro Forma
    Portfolio        Portfolio      Combined                            Market         Management      Combined
     Shares                                                            Portfolio       Portfolio     Market Value
U.S. Government Agency Obligations - 53.0%
 Federal Farm Credit Bureau -1.5%
           15,000          10,000       25,000     1.700%,                   14,998            9,999       24,997
                                                   12/2/2002
           12,445               -       12,445     1.720%, 3/3/2003          12,438                -       12,438
                                                        Total                27,436            9,999       37,435
 (1) Federal Farm Credit Bureau - 4.6%
           25,000          15,000       40,000     1.570%,                   24,775           14,865       39,640
                                                   5/28/2003
           11,400           6,000       17,400     1.610%,                   11,301            5,948       17,249
                                                   5/15/2003
                -           7,000        7,000     1.630%,                        -            6,967        6,967
                                                   2/12/2003
           35,000          15,000       50,000     2.080%,                   34,831           14,928       49,759
                                                   1/23/2003
                                                        Total                70,907           42,708      113,615
 Federal Home Loan Bank - 9.7%
           30,000          15,000       45,000     2.000%, 9/8/2003          30,000           15,000       45,000
           15,000           5,000       20,000     2.060%, 7/2/2003          15,000            5,000       20,000
           23,000          10,000       33,000     2.125%,                   22,999           10,000       32,999
                                                   11/6/2002
            6,000           4,000       10,000     2.250%,                    6,000            4,000       10,000
                                                   8/14/2003
           25,000          10,000       35,000     5.000%,                   25,170           10,068       35,238
                                                   2/14/2003
           50,000          20,000       70,000     5.125%,                   50,279           20,112       70,391
                                                   1/13/2003
                -           3,500        3,500     6.375%,                        -            3,505        3,505
                                                   11/15/2002
           15,000           5,000       20,000     6.875%,                   15,552            5,184       20,736
                                                   8/15/2002
                                                        Total               165,000           72,869      237,869
 (2) Federal Home Loan Bank System - 4.3%
           35,000          15,000       50,000     1.700%,                   34,994           14,997       49,991
                                                   2/28/2003
                -           5,000        5,000     1.700%,                        -            4,999        4,999
                                                   3/12/2003
           10,000               -       10,000     1.710%,                    9,998                -        9,998
                                                   3/12/2003
           30,000          10,000       40,000     1.740%,                   29,994            9,998       39,992
                                                   2/28/2003
                                                        Total                74,986           29,994      104,980
 Federal Home Loan Mortgage Corporation - 5.3%
           12,000          10,000       22,000     2.070%,                   12,000           10,000       22,000
                                                   9/23/2003
           30,000          17,055       47,055     7.000%,                   30,454           17,313       47,767
                                                   2/15/2003
           30,000          30,000       60,000     7.375%,                   30,865           30,817       61,682
                                                   5/15/2003
                                                        Total                73,319           58,130      131,449
 (1) Federal Home Loan Mortgage Corporation - 15.8%
           55,000          30,000       85,000     1.560%,                   54,784           29,882       84,666
                                                   1/30/2003
           11,720          10,000       21,720     1.580%,                   11,716            9,997       21,713
                                                   11/7/2002
          100,000          50,000      150,000     1.730%,                  100,000           50,000      150,000
                                                   11/1/2002
           39,899          20,000       59,899     1.740%,                   39,404           19,752       59,156
                                                   7/17/2003
           50,000          25,000       75,000     1.980%,                   49,863           24,932       74,795
                                                   12/20/2002
                                                        Total               255,767          134,563      390,330
 Federal National Mortgage Association - 4.3%
           70,000          35,040      105,040     5.750%,                   71,265           35,674      106,939
                                                   4/15/2003
 (1) Federal National Mortgage Association - 1.4%
                -          16,300       16,300     2.200%,                        -           16,271       16,271
                                                   11/15/2002
           14,000           5,000       19,000     2.290%,                   13,987            4,995       18,982
                                                   11/15/2002
                                                        Total                13,987           21,266       35,253
 (1) Student Loan Marketing Association - 6.1%
          100,000          50,000      150,000     1.720%,                  100,000           50,000      150,000
                                                   11/1/2002
                                                   Total U.S.               852,667          455,203    1,307,870
                                                   Government
                                                   Agency
                                                   Obligations (at
                                                   amortized cost)
Repurchase Agreements - 46.9%
          350,000               -      350,000     Deutsche Bank,           350,000                -      350,000
                                                   1.92%, dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $350,018,667
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
                -          80,000       80,000     Deutsche Bank,                 -           80,000       80,000
                                                   1.92%, dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $80,004,267
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
                -          55,000       55,000     First Boston,                  -           55,000       55,000
                                                   1.92%, dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
            5,934               -        5,934     Goldman Sachs              5,934                -        5,934
                                                   Group, 1.80%,
                                                   dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $5,934,297
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
                -          12,822       12,822     Goldman Sachs                  -           12,822       12,822
                                                   Group, 1.80%,
                                                   dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $12,822,641
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
          350,000               -      350,000     Goldman Sachs            350,000                -      350,000
                                                   Group, 1.92%,
                                                   dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $350,018,667
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
                -         105,000      105,000     Goldman Sachs                  -          105,000      105,000
                                                   Group, 1.92%,
                                                   dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $105,005,600
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
           60,000               -       60,000     Salomon                   60,000                -       60,000
                                                   Brothers,
                                                   1.92%, dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $60,003,200
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
                -         140,000      140,000     Salomon                        -          140,000      140,000
                                                   Brothers,
                                                   1.92%, dated
                                                   10/31/2002, due
                                                   11/1/2002
                                                   repurchase
                                                   price
                                                   $140,007,467
                                                   collaterlized
                                                   by various US
                                                   Government
                                                   obligations
                                                   Total                    765,934          392,822    1,158,756
                                                   Repurchase
                                                   Agreements (at
                                                   amortized cost)
                                                   Total                  1,618,601          848,025    2,466,626
                                                   Investments (at
                                                   amortized cost)

(1) The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

(2) Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

Note: The categories of investments are shown as a percentage of total portfolio market value ($2,468,750) at October 31, 2002.

(See Notes to the Pro Forma Financial Statements)



                        Ark U.S. Government Cash Management Portfolio
                           Ark U.S. Government Money Market Portfolio
                    Pro Forma Combining Statements of Assets and Liabilities
                                  October 31, 2002 (unaudited)
                                         (in thousands)



                                    Ark            Ark
                              U.S. Government     U.S.
                                               Government
                              Cash Management Money Market  Pro Forma  Pro Forma
                                 Portfolio      Portfolio   Adjustment  Combined
                              ----------------------------------------------------
Assets:
------------------------------
Investments at Amortized Cost        $848,025    $1,618,601          -
                                                                        2,466,626
------------------------------
------------------------------
Cash                                    - (a)             -          -          -
------------------------------
Interest receivable                     2,312         3,695          -      6,007
------------------------------
Expense Reimbursement from              - (a)             2          -          2
Advisor
------------------------------
Prepaid Expenses                           15            38          -         53
------------------------------
Other Assets                               14             7          -         21
-----------------------------------------------------------------------
                                                                       -----------
     Total assets                     850,366     1,622,343          -
                                                                        2,472,709
----------------------------------------------------------------------------------
Liabilities:
------------------------------
Distribution Payable                      989         1,926          -      2,915
------------------------------
Accrued Expenses:
------------------------------
   Investment Advisory Fees               107           257          -        364
------------------------------
   Administrator Fees                       7           115          -        122
------------------------------
   Shareholder Servicing Fees               -            87          -         87
------------------------------
   Distribution Fees                      181            60                   241
------------------------------
   Custody Fees                             -            14          -         14
------------------------------
   Transfer Agency Fees                    11            22                    33
------------------------------
   Other expense payables                  70           113          -        183
----------------------------------------------------------------------------------
                                                                       -----------
     Total liabilities                  1,365         2,594          -      3,959
----------------------------------------------------------------------------------
Net Assets                           $849,001    $1,619,749         $-
                                                                       $2,468,750
----------------------------------------------------------------------------------
Net Assets Consists of:
------------------------------
Paid in capital                      $848,997    $1,619,747         $-
                                                                        2,468,744
------------------------------
------------------------------
Undistributed net investment                4             2          -          6
income
-----------------------------------------------------------------------
                                                                       -----------
     Total Net Assets                $849,001    $1,619,749         $-
                                                                       $2,468,750
----------------------------------------------------------------------------------

Net Assets:
Class A Shares                             $-       $97,620         $-    $97,620
Institutional Class Shares                 $-    $1,197,491         $-
                                                                       $1,197,491
                              ----------------------------------------------------
Institutional II Class Shares              $-      $324,638   $849,001
                                                                       $1,173,639
                              ----------------------------------------------------
Corporate Class Shares                     $-            $-         $-         $-
                              ----------------------------------------------------
Corporate II Class Shares            $840,773            $-                    $-
                                                            $(840,773)
                              -----------------------------------------
Corporate III Class Shares             $8,228            $-   $(8,228)         $-
                                              --------------           -----------
Shares Outstanding:
Class A Shares                              -        97,633          -     97,633
                              ----------------------------------------------------
Institutional Class Shares                  -     1,197,572          -
                                                                        1,197,572
                              ----------------------------------------------------
Institutional II Class Shares               -       324,648    848,996
                                                                        1,173,644
                              ----------------------------------------------------
Corporate Class Shares                      -             -          -          -
                              ----------------------------------------------------
Corporate II Class Shares             840,768             -  (840,768)          -
                              ----------------------------------------------------
Corporate III Class Shares              8,228             -    (8,228)          -
                              ----------------------------------------------------



Net Asset Value, Offering
Price and
  Redemption Proceeds Per
Shares:
Class A Shares                             $-         $1.00                 $1.00
Institutional Class Shares                 $-         $1.00                 $1.00
Institutional II Class Shares              $-         $1.00                 $1.00
Corporate Class Shares                     $-            $-                    $-
Corporate II Class Shares               $1.00            $-                    $-
Corporate III Class Shares              $1.00            $-                    $-




See Notes to Pro Forma Financial Statements


                        Ark U.S. Government Cash Management Portfolio
                         Ark U.S. Government Money Market Portfolio
                        Pro Forma Combining Statements of Operations
                       Six Months Ended October 31, 2002 (unaudited)



                                         Ark U.S.      Ark U.S.
                                         Government    Government
(in thousands)                           Cash          Money       Pro Forma      Pro
                                         Management    Market                     Forma
                                         Portfolio     Portfolio   Adjustment     Combined
Investment Income:
Interest                                 $8,069        $16,020     $-             $24,089

Expenses:
Investment Advisory Fees                 638           2,090       3,495      (a) 6,223
Administrator Fees                       378           730         (637)      (b) 471
Custodian fees                           69            148         (193)      (c) 24
Transfer Agency Fees                     1             2           205        (d) 208
Professional Fees                        51            101         (152)      (e) -
Directors' Fees                          16            33          (30)       (f) 19
Auditing Fees                            -             -           53         (g) 53
Legal Fees                               -             -           8          (h) 8
Portfolio Accounting Fees                66            108         131        (i) 305
Distribution service fee - Class A       -             102         21         (j) 123
Shares
Distribution service fee -               -             210         1,269      (j) 1,479
Institutional II Class Shares
Distribution Fees - Corporate II Class   1,055         -           (1,055)    (j) -
Distribution Fees - Corporate III Class  13            -           (13)       (j) -
Shares
Shareholder services fees - Class A      -             61          62         (k) 123
Shares
Shareholder services fees -              -             982         527        (k) 1,509
Institutional Class Shares
Registration Fees                        17            45          (43)       (l) 19
Printing Fees                            35            69          (21)       (m) 83
Insurance Fees                           -             -           16         (n) 16
Miscellaneous Fees                       58            112         (161)      (o) 9
     Total expenses                      2,397         4,793       3,482          10,672
Waivers and Reimbursement:
Waiver of investment advisory fees       (9)           (500)       (2,353)    (p) (2,862)
Waiver of administrator fees             (295)         -           295        (q) -
Waiver of shareholder services fee -     -             (37)        27         (r) (10)
Class A Shares
Waiver of shareholder services fees -    -             (458)       (1,051)    (r) (1,509)
Institutional Class Shares
Waiver of distribution services fees -   -             -           (123)      (s) (123)
Class A Shares
Waiver of distribution services fees -   -             -           (1,065)    (s) (1,065)
Institutional II Class Shares
Reimbursement of investment advisory     (5)           (11)        16         (t) -
fees
     Total waivers and reimbursement     (309)         (1,006)     (4,254)        (5,569)
Net expenses                             2,088         3,787       (772)          5,103
Net investment income                    $5,981        $12,233     $772           $18,986



See Legend to Pro Forma Adjustments on the following page

See Notes to Pro Forma Financial Statements





                    VISION U.S. Government Money Market Fund
                  ARK U.S. Government Cash Management Portfolio
                   ARK U.S. Government Money Market Portfolio
              Notes to Pro Forma Combining Statements of Operations
                  Six Months Ended October 31, 2002 (unaudited)


(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION U.S. Government Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Professional fee reductions due to the combining of two portfolios into one.

(f) Adjustment to reflect the Directors' fee reductions due to the combining of two portfolios into one.

(g) Adjustment to reflect the Auditing fees due to the combining of two portfolios into one.

(h) Adjustment to reflect the Legal fees due to the combining of two portfolios into one.

(i) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(j) The VISION Funds have adopted a Rule 12b-1 Plan under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp. ("FSC") who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of the Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 fee accrual of 0.25% for both classes due to combining two portfolios into one.

(k) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administrated by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemption of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services fee accrual of 0.25% for both classes due to combining two portfolios into one.

(l) Adjustment to reflect the Share registration costs reductions due to the combining of two portfolios into one.

(m) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(n)  Adjustment  to  reflect  Insurance   expenses  due  to  the  combining  two
     portfolios into one.

(o) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining of two portfolios into one.

(p) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(q) Adjustment to reflect waiver of administrative and personnel and service fee, which is no longer applicable.

(r)  Adjustment to reflect applicable waiver of shareholder services fees.

(s)  Adjustment to reflect applicable waiver of distribution (12b-1) fees.

(t) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable



                   ARK U.S. Government Money Market Portfolio
                  ARK U.S. Government Cash Management Portfolio
                     Notes to Pro Forma Financial Statements
                          October 31, 2002 (unaudited)

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK U.S. Government Money Market Portfolio and ARK U.S. Government Cash Management Portfolio, collectively ("the Funds"), for the six months ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK U.S. Government Cash Management Portfolio for shares of ARK U.S. Government Money Market Portfolio. Under generally accepted accounting principles, ARK U.S. Government Money Market Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the six months ended October 31, 2002, ARK U.S. Government Money Market Portfolio and ARK U.S. Government Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest

     The Pro Forma net asset value per share assumes the issuance of 97,633 Class A Shares of the VISION U.S. Government Money Market Fund (accounting survivor) in exchange for 97,633 Class A Shares of the ARK U.S. Government Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 1,197,572 Institutional Class Shares of the VISION U.S. Government Money Market Fund (accounting survivor) in exchange for 1,197,572 Institutional Class Shares of the ARK U.S. Government Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 1,173,644 Institutional II Shares of the VISION U.S. Government Money Market Fund (accounting survivor) in exchange for 324,648 Institutional II Class Shares of the ARK U.S. Government Money Market Portfolio and 840,768 Corporate II Class Shares of the ARK U.S. Government Cash Management Portfolio and 8,228 Corporate III Class Shares of the ARK U.S. Government Cash Management Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
April 30, 2002
(in thousands)



ARK Tax-Free    ARK Tax-Free                                                ARK Tax-Free    ARK Tax-Free
   Money            Cash                                                    Money           Cash Management   Pro
   Market        Management    Pro Forma                                    Market          Portfolio         Forma
 Portfolio       Portfolio      Combined                                    Portfolio       Value             Combined
 Principal       Principal     Principal                                    Value                             Value
   Amount          Amount        Amount
 or Shares       or Shares     or Shares

                                            Notes--100.0%
                                            Municipal Bonds and
                                            Alabama--0.5%
        $900              $-         $900   Mobile Industrial                       $900                $-       $900
                                            Developmwent Board RB, Dock
                                            and Wharf, Holnam Project,
                                            Ser B, Wachgovoa Bank N.A
                                            LOC, 1.850%, 6/01/32
                                            Alaska--0.4%
           -             600          600   Valdez, Industrial                         -               600        600
                                            Development Authority RB,
                                            Exxon Pipeline Project,
                                            1.650%, 10/01/25
                                            California--7.1%
       5,100               -        5,100   California State, RAN,                 5,108                 -      5,108
                                            2.500%, 6/20/03
           -             900          900   California State, RAN,                     -               901        901
                                            3.250%, 6/28/02
       5,100             600        5,700   Oakland, JT Powers                     5,100               600      5,700
                                            Financiang Authority, Ser
                                            A-1, FSA, 2.050%, 8/01/21
                                            Total                                 10,208             1,501     11,709
                                            Colorado--0.5%
         645               -          645   Colorado State,                          815                 -        815
                                            Postsecondary Educational
                                            Facilities Authority RB,
                                            Pro Rodeo Hall of Fame
                                            Project, Banbk One
                                            ColoradoN.A. LOC, 2.000%,
                                            10/01/10
                                            District Of Colombia--0.8%
         300               -          300   District of Colombia,                    300                 -        300
                                            General Fund Recovery
                                            Project Go, Ser B-1, Morgan
                                            Guarenty Trust LOC 2.150%,
                                            6/01/03
       1,000               -        1,000   District of Colombia,                  1,000                 -      1,000
                                            National Academy of
                                            Sciences, AMBAC, 1.850%,
                                            5/24/02
                                            Total                                  1,300                 -      1,300
                                            Florida--4.3%
       1,400               -        1,400   Dade County, Water & Sewer             1,400                 -      1,400
                                            System RB, FGIC, 2.050%,
                                            10/02/22
       2,900             100        3,000   Florida State, Housing                 2,900               100      3,000
                                            Finance Authority RB, Ser
                                            AA, Remarketed 7/31/95,
                                            FNMA, 1.750%, 6/15/25
       1,900             500        2,400   Lee County, Housing Finance            1,900               500      2,400
                                            Authority RB, Forestwood
                                            Apartments Project, Ser A,
                                            FNMA, 1.750%, 6/15/25
           -             300          300   Pinellas County, Housing                   -               300        300
                                            Finance Authority RB,
                                            Foxebridge Apartments
                                            Project, Ser A, FNMA,
                                            1.650%, 6/15/25
                                            Total                                  6,200               900      7,100
                                            Georgia--3.5%
       4,145               -        4,145   Clayton County, Housing                4,145                 -      4,145
                                            Authority RB, Chateau
                                            forest Apartments Project,
                                            Ser E, FSA, 1.700%, 1/01/21
       1,600               -        1,600   De Kalb County, Housing                1,600                 -      1,600
                                            Authority RB, Winters Creek
                                            Apartments Project, FNMA,
                                            1.750%, 6/15/25
                                            Total                                  5,745                 -      5,745
                                            Illinois--3.0%
         200             100          300   Illinois State, Devolopment              200               100        300
                                            Finance Authority RB,
                                            Pollution Control, Amoco
                                            Oil Project,  2.000%,
                                            11/01/12
       3,500               -        3,500   Illinois State, Health                 3,500                 -      3,500
                                            Facilities Authority RB,
                                            St. Luke's Medical Center
                                            Project, Ser B, 1.850%,
                                            11/15/23
       1,200               -        1,200   Illinois State, Health                 1,200                 -      1,200
                                            Facilities Authority RB,
                                            Swedish Covenat Hospital
                                            Project, AMBAC, 1.650%,
                                            8/01/25
                                            Total                                  4,900               100      5,000
                                            Indiana--3.7%
       2,500             600        3,100   Columbus, Industrial RB,               2,500               600      3,100
                                            Quinco Consulting Center
                                            Project, Fifth Third Bank
                                            LOC, 1.850%, 12/12/21
         400               -          400   Elkhart County, Industrial               400                 -        400
                                            RB, Hubbard Hill Estates
                                            Project, Fifth Third Bank
                                            LOC, 1.850%, 11/12/21
       2,500               -        2,500   Indianapolis, Gas utility              2,560                 -      2,560
                                            RB, Ser A, Prerefunded
                                            6/01/02 @102, FGIC, 6.200%,
                                            6/01/23
                                            Total                                  5,460               600      6,060
                                            Iowa--2.0%
       1,700             600        2,300   Iowa State, Financing                  1,700               600      2,300
                                            Authority RB, Diocese of
                                            Sioux City Project, Wells
                                            Fargo Bank N. A. LOC,
                                            1.750%, 3/.01/19
       1,100               -        1,100   Iowa State, Higher                     1,100                 -      1,100
                                            Education Authority RB,
                                            Saint Ambrose Project,
                                            Wells Fargo Bank N. A. LOC,
                                            1.750%, 10/01/09
                                            Total                                  2,800               600      3,400
                                            Kentucky--3.3%
       1,900               -        1,900   Boyd County, Industrial                2,900                 -      2,900
                                            Building RB, Pathways
                                            Project, Fifth Third Bank
                                            LOC, 1.850%, 10/01/15
       1,950             650        2,600   Kenton County, Industrial              1,950               650      2,600
                                            Building RB, Baptisit
                                            Convalescent Center
                                            Project, Fifth Third Bank
                                            LOC, 1.850%, 7/01/18
                                            Total                                  4,850               650      5,500
                                            Louisiana--1.8%
       3,000               -        3,000   Lake Charles, Harbor and               3,000                 -      3,000
                                            Revenue District RB, Conoco
                                            Project, Ser A, Bank One N.
                                            A. LOC 1.850%, 9/01/29
                                            Maryland--15.4%
       2,000               -        2,000   Howard County, Housing RB,             2,000                 -      2,000
                                            Avalon Meadows Project,
                                            FNMA, 1.800%, 6/15/26
       4,710               -        4,710   Maryland State, Health &               4,710                 -      4,710
                                            Higher Education Facilities
                                            Authority RB, Charlestown
                                            Community Project, Ser A,
                                            First Union National Bank
                                            LOC, 1.850%, 1/01/28
       3,600             800        4,400   Maryland State, Health &               3,600               800      4,400
                                            Higher Education Facilities
                                            Authority RB, Pooled Loan
                                            Program, Ser A, Bank One
                                            LOC, 1.800%, 4/01/35
         700               -          700   Marryland State, Health &                700               600      1,300
                                            Higher Education Facilities
                                            Authority RB, Pooled Loan
                                            Program, Ser B, First
                                            National Bank LOC, 1.800%,
                                            4/01/35
       5,543               -        5,543   Marryland State, Health &              5,543                 -      5,543
                                            Higher Education Facilities
                                            Authority RB, Pooled Loan
                                            Program, Ser D, Bank of
                                            America LOC, 1.800%, 1/01/29
         500               -          500   Marryland State, University              500                 -        500
                                            Of Maryland Authority RB,
                                            Revolving Equipment Loan
                                            Program, Ser A, 1.800%,
                                            7/01/15
         400               -          400   Marryland State, University              400                 -        400
                                            Of Maryland Authority RB,
                                            Revolving Equipment Loan
                                            Program, Ser B, 1.800%,
                                            7/01/15
       2,800               -        2,800   Montgomery County, Housing             2,800                 -      2,800
                                            Opportunities RB, Barclay
                                            Apartments Project, Issue
                                            I, MBIA, 1.860%, 4/01/30
       2,000               -        2,000   Washington County, Economic            2,000                 -      2,000
                                            Devolpment Authority RB,
                                            St. James School Project,
                                            PNC Bank N. A. LOC, 2.200%,
                                            11/01/29
       1,800               -        1,800   Westminster, Educational               1,800                 -      1,800
                                            Facilities RB, Western
                                            Maryland College Project,
                                            Wachovia Bank N. A. LOC,
                                            1.860%, 4/01/30
                                            Total                                 24,053             1,400     25,453
                                            Massachusetts--1.3%
       2,065               -        2,065   Massachusetts State, Water             2,065                 -      2,065
                                            Resources Authority RB, Ser
                                            A, AMBAC, 2.050%, 8/01/28
                                            Michigan--0.4%
         700               -          700   Detroit, Water Supply                    700                 -        700
                                            Systems RB, FGIC, 1.800%,
                                            7/01/13
                                            Minnesota--1.6%
         100               -          100   Minneapolis GO, 1.600%,                  100                 -        100
                                            1.600%, 12/01/06
       1,500           1,002        2,502   Minnesota State, School                1,503             1,002      2,505
                                            District Tax and Aid COP,
                                            School District Program,
                                            Ser A, 3.250%, 8/27/02
                                            Total                                  1,603             1,002      2,605
                                            Mississippi--2.5%
       4,200               -        4,200   Jackson County, Port                   4,200                 -      4,200
                                            Facilities RB, Chevron USA,
                                            Inc. Project, 1.650%,
                                            6/01/23
                                            Missouri--1.4%
       1,500             300        1,800   Columbia, Special                      1,500               300      1,800
                                            Obligations RB, Ser A,
                                            TorontoDominion Bank LOC,
                                            1.700%, 6/01/08
         200             100          300   Missouri State, Health &                 200               100        300
                                            Educational Facilities
                                            Authority RB, Washington
                                            University Project, Ser A,
                                            2.000%, 9/01/30
         100             100          200   Missouri State, Health &                 100               100        200
                                            Educational Facilities
                                            Authority RB, Washington
                                            University Project, Ser B,
                                            2.000%, 9/01/30
                                            Total                                  1,800               500      2,300
                                            Montana--0.6%
       1,000               -        1,000   Montana State Health                   1,000                 -      1,000
                                            Facilities Authority RB,
                                            Healthcare Pooled Loan
                                            Program, Ser A, FGIC,
                                            1.850%, 7/01/12
                                            Nevada--0.5%
         800               -          800   Clarke County, Airport                   800                 -        800
                                            Improvement Authority RB,
                                            Ser A, MBIA, Bayerische
                                            Vereinsbank LOC, 1.800%,
                                            7/01/12
                                            New Hampshire--1.2%
       1,500             500        2,000   Hew Hampshire State,                   1,500               500      2,000
                                            Housing Finance Authority
                                            RB, Equity Residential
                                            Property-Bond
                                            Partnership-Manchester
                                            Project, FNMA, 1.800%,
                                            9/15/26
                                            New Jersey--1.4%
       1,800             600        2,400   New Jersey State, Municipal            1,800               600      2,400
                                            Securities Trust Receipts
                                            RB, Ser CB1, 1.900%, 8/01/18
                                            North Carolina--3.9%
       1,640               -        1,640   Charlotte, Airport                     1,640                 -      1,640
                                            Development Authority RB,
                                            Ser A, MBIA, 2.050%, 7/01/16
       2,000               -        2,000   Durham, Water & Swer                   2,000                 -      2,000
                                            Utilities System RB,
                                            1.900%, 12/01/15
       1,000               -        1,000   Greensboro, Public                     1,000                 -      1,000
                                            Improvements Project, GO,
                                            Ser B, 1.800%, 4/01/14
       1,900               -        1,900   Noth Carolina State,                   1,900                 -      1,900
                                            Educational Facilities
                                            Financing Authority RB,
                                            Elon College Project Bank
                                            of America N. A. LOC,
                                            1.850%, 1/01/21
                                            Total                                  6,540                 -      6,540
                                            Ohio--1.2%
       2,000               -        2,000   Butler County, Healthcare              2,000                 -      2,000
                                            Facilities Authority RB, UC
                                            Physicians Project, Fifth
                                            Third Bank N. A. LOC,
                                            1.850%, 9/01/22
                                            Pennsylvania--22.2%
         200               -          200   Allegheny County, Hospital               200                 -        200
                                            Development Authority RB,
                                            Health Center-Presbyterian
                                            Project, Ser B, MBIA,
                                            1.900%, 3/01/20
         900               -          900   Bucks County, Industrial                 900                 -        900
                                            Development Authority RB,
                                            SHV Real Estate Project,
                                            ABN Amro Bank N. A. LOC,
                                            1.900%, 7/01/15
         945               -          945   Chester County, Health and               945                 -        945
                                            Educational Facilities
                                            Authority RB, Barclay
                                            Friends Project, Ser A,
                                            First Union National Bank
                                            LOC, 1.850%, 8/01/25
       2,000               -        2,000   Cumberland County,                     2,000                 -      2,000
                                            Municipal Authority RB,
                                            Dickinson College Project,
                                            Ser B, Citizens Bank LOC,
                                            2.100%, 11/01/26
       2,500               -        2,500   Cumberland County,                     2,500                 -      2,500
                                            Municipal Authority RB,
                                            United Methodist Homes for
                                            the Aging Project, PNC Bank
                                            LOC, 1.900%, 6/01/19
       1,000               -        1,000   Delaware County, Industrial            1,000                 -      1,000
                                            Development Authority RB,
                                            Resource Recovery Facility
                                            Project, Ser G, 1.800%,
                                            12/01/31
         600               -          600   Delaware County, Industrial              600                 -        600
                                            Development Authority RB,
                                            Scott Paper Project, Ser D,
                                            1.850%, 12/01/18
       2,400               -        2,400   Delaware Valley, Regional              2,400                 -      2,400
                                            Finance Authority RB, Mode
                                            1, Toronto-Dominion Bank
                                            LOC, 1.850%, 8/01/16
       2,800               -        2,800   Delaware Valley, Regional              2,800                 -      2,800
                                            Finance Authority RB, Ser
                                            C, Credit Suisse First
                                            Boston LOC, 1.700%, 12/01/20
       1,475               -        1,475   Delaware Valley, Regional              1,475                 -      1,475
                                            Finance Authority RB, Ser
                                            D, Credit Suisse First
                                            Boston LOC, 1.700%, 12/01/20
           -             400          400   Delaware Valley, Regulatory                -               400        400
                                            Finance Authority RB, Ser
                                            A, Credit Suisse First
                                            Boston LOC, 1.700%, 12/01/20
           -             500          500   Emmaus, General Authority                  -               500        500
                                            RB, Ser G, Remarketed
                                            12/01/97, 1.750%, 3/01/24
       1,300               -        1,300   Emmaus, General Authority              1,300                 -      1,300
                                            RB, Remarketed 3/03/97,
                                            1.900%, 3/01/24
       1,000               -        1,000   Erie County, Hospital                  1,000                 -      1,000
                                            Authority RB, Union City
                                            Hospital Project, Mellon
                                            Bank N. A. LOC, 1.900%,
                                            9/01/20
         850               -          850   Huntington County, General               850                 -        850
                                            Authority RB, Juanita
                                            College Project, Ser A,
                                            PNC Bank N. A. LOC, 2.050%,
                                            5/01/26
       1,585               -        1,585   Lancaster County, Hospital             1,585                 -      1,585
                                            Authority RB, Health
                                            Center-Masonic Homes
                                            Project, AMBAC, 1.860%,
                                            7/01/34
       1,500               -        1,500   Lehigh County, Industrial              1,500                 -      1,500
                                            Development Authority RB,
                                            Allegheny Electric
                                            Coperative Project, Ser A,
                                            Rabobank Nederland LOC,
                                            1.900%, 12/01/15
         900               -          900   Lehigh County, Industrial                900                 -        900
                                            Development Authority RB,
                                            Allegheny Allentown Airport
                                            Project, First Union
                                            National Bank LOC, 1.960%,
                                            12/01/05
         600               -          600   Montgomery County,                       600                 -        600
                                            Redevelopment Authority
                                            RB,  Forge Gate Apartments
                                            Project, Ser A, 1.800%,
                                            8/15/31
         500               -          500   Moon, Industrial                         500                 -        500
                                            Development Authority RB,
                                            Executive Office
                                            Association Project, PNC
                                            Bank N. A. LOC, 1.800%,
                                            11/01/10
           -             500          500   Pennsylvania State, GO, Ser                -               500        500
                                            309, 1.710%, 6/15/10
         475               -          475   Pennsylvania State, Higher               475                 -        475
                                            Educational Facilities
                                            Authority RB, Glade Run
                                            Lutharan Services, Ser E1,
                                            PNC Bank N. A. LOC, 1.800%,
                                            9/01/15
         300               -          300   Pennsylvania State, Higher               300                 -        300
                                            Educational Facilities
                                            Authority RB, Council of
                                            Independent Colleges
                                            Project, Ser A1, PNC Bank
                                            N. A. LOC, 2.150%, 4/01/17
       2,100               -        2,100   Pennsylvania State, Higher             2,100                 -      2,100
                                            Educational Facilities
                                            Authority RB, Council of
                                            Independent Colleges
                                            Project, Ser A1, PNC Bank
                                            N. A. LOC, 2.150%, 4/01/17
       1,800               -        1,800   Pennsylvania State, Higher             1,800                 -      1,800
                                            Educational Facilities
                                            Authority RB, Association
                                            of Independent Colleges &
                                            Universities Project, Ser
                                            G1, PNC Bank N. A. LOC,
                                            2.100%, 11/01/20
         710             390        1,100   Pennsylvania State,                      710               390      1,100
                                            Turnpike Commission
                                            Authority RB, Ser Q,
                                            1.700%, 6/01/28
       2,000               -        2,000   University of                          2,000                 -      2,000
                                            Pittsburgh,University
                                            Capital Project RB, Ser A,
                                            1.850%, 9/15/29
       2,900               -        2,900   University of                          2,900                 -      2,900
                                            Pittsburgh,University
                                            Capital Project RB, Ser B,
                                            1.850%, 9/15/04
       1,150               -        1,150   Warren County, Hospital                1,150                 -      1,150
                                            Authority RB, Warren
                                            General Hospital Project,
                                            Ser B, PNC Bank LOC,
                                            1.800%, 4/01/19
         445               -          445   York, General Authority                  445                 -        445
                                            pooled Finance RB, Sub-Ser
                                            A, Remarketed 5/07/98,
                                            AMBAC, 1.860%, 9/01/26
                                            Total                                 34,935             1,790     36,725
                                            South Carolina--0.4%
           -             600          600   South Carolina State, Jobs                 -               600        600
                                            Economic Development,
                                            Authority RB, Catholic
                                            diocese of South Carolina
                                            Project, Bank of America N.
                                            A. LOC, 1.750%, 9/01/16
                                            Texas--13.0%
       1,900               -        1,900   City of Midlothian,                    1,900                 -      1,900
                                            Industrial Developmental
                                            Authority RB, Box-Crow
                                            Cement Project, UBS AG Bank
                                            LOC, 1.850%, 12/01/09
       3,000               -        3,000   Georgetown, Higher                     3,000                 -      3,000
                                            Education Financing RB,
                                            Southwestern University
                                            Project, Chase Manhatten
                                            Bank LOOC, 1.850%, 10/01/14
           -             500          500   San Antonio, Industrial                    -               500        500
                                            Development Authority RB,
                                            River Center Association
                                            Project, PNC Bank LOC,
                                            1.800%, 12/01/12
       3,700               -        3,700   Splendora, Higher Education            3,700                 -      3,700
                                            Financing Authority RB,
                                            Fort Bend Baptist Project,
                                            Ser A, Wells Fargo Bank N.
                                            A. LOC, 1.900%, 12/01/26
       5,300               -        5,300   Texas State, GO, TRAN,                     -             1,004      1,004
                                            2.750%, 8/29/30
       3,800               -        3,800   Texas State, Gas Utility               3,800                 -      3,800
                                            RB, FSA, 1.850%, 1/15/23
       1,645               -        1,645   Texas State, Higher                    1,645                 -      1,645
                                            Education Authority RB, Ser
                                            B, FGIC, 1.850%, 12/01/25
       6,024               -        6,024   Texas State, TRAN, Ser                 6,024                 -      6,024
                                            A-L32, 3.750%, 8/29/02
                                            Total                                 20,069             1,504     21,573
                                            Utah--0.4%
           -             700          700   Emery County, Pollution                    -               700        700
                                            Control RB, Pacificorp
                                            Project, Bank One N. A.
                                            LOC, 1.900%, 7/01/15
          40               -           40   Emery County, Pollution                   40                 -         40
                                            Control RB, Pacificorp
                                            Project, AMBAC, 2.000%,
                                            11/01/24
                                            Total                                     40               700        740
                                            Vermont--1.2%
       1,900               -        1,900   Vermont State, Educational             1,900                 -      1,900
                                            & Health Buildings
                                            Financing Authority RB,
                                            Capital Asset Financing
                                            Program, Ser 1, Chitenden
                                            Trust/ First Union National
                                            Bank LOC 1.950%, 6/01/22
                                            Washington--0.5%
          55               -           55   Washington State,                         55                 -         55
                                            Healthcare Facilities
                                            Authority RB, Fred
                                            Hutchinson Cancer Center
                                            Project, Bank of America NT
                                            & SA LOC, 2.200%, 1/01/29
           -             700          700   Washington State, Municipal                -               700        700
                                            Security Trust Receipts RB,
                                            Public Power Supply Systems
                                            Nuclear Project Numner One,
                                            Ser CMC2, AMBAC, 1.800%,
                                            1/01/05
                                            Total                                     55               700        755
                                            Wyoming--0.1%
           -             100          100   Sublette County, Pollution                 -               100        100
                                            Control RB, Exxon project,
                                            1.650%, 11/01/14
                                            Total Munipal Bonds and              151,238            14,347    165,585
                                            Notes (identified cost
                                            $165,585)
                                            Total Investments                   $151,238           $14,347   $165,585
                                            (identified cost $165,585)



The following acronyms are used throughout this Pro Forma portfolio

AMBAC--American Municipal Bond Assurance Corporation
Cl--Class
COP--Certificate of Protection
GO--General Obligation
FNMA--Federal National Mortgage Asociation
LOC--Securites are held in connection with a letter of credit support for securities listed above as indicated.
FSA--Financial Sucurity Assistance
MBIA--Municipal Bond Investors Insurance
RAN--Revenue Anticipation Note
RB-Revenue Bonds
REMIC--Real Estate Mortgage Investment Conduit
Ser-Series
SLMA--Student Loan
Marketing Association
TRAN--Tax & Revenue Anticipation Note

(See Notes to the Pro Forma Financial Statements)



                     ARK Tax-Free Cash Management Portfolio
                       ARK Tax-Free Money Market Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                           April 30, 2002 (unaudited)
                                 (in thousands)



                                       ARK              ARK
                                    Tax-Free          Tax-Free
                                      Cash             Money
                                   Management          Market        Pro Forma      Pro Forma
                                    Portfolio        Portfolio       Adjustment     Combined


Assets:
Investments in securities, at           $14,347         $151,238              -
value *                                                                              165,585
Cash                                          7               43              -           50
Income receivable                            82              601              -          683
Receivable for shares sold                    -                -              -            -
Receivable for Investments sold               -                -              -            -
Expense reimbusement from Advisor             4                -              -            4
Prepaid Expenses                              -                3              -            3
                                                 **
     Total assets                        14,440          151,885              -
                                                                                     166,325
Liabilities:
Payable for investments purchased             -              850              -          850
Income distribution payable                  12              106              -          118
Payable for shares redeemed                   -                -              -            -
Accrued expenses                              8               64              -           72
     Total liabilities                       20            1,020              -        1,040
Net Assets                              $14,420         $150,865             $-
                                                                                    $165,285
Net Assets Consists of:
Paid in capital                         $14,410         $150,866             $-
                                                                                     165,276
Net unrealized appreciation
(depreciation)
  of investments                              -                -              -            -
Accumulated net realized gain
(loss) on
   investments                               10              (1)              -            9
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                         -                -              -            -
                                                 **
     Total Net Assets                   $14,420         $150,865             $-
                                                                                    $165,285
Institutional Class Shares                    $          $69,275                      69,275
Institutional Class II Shares                 $          $32,358         14,420       46,778
Class A Shares                                $          $49,232              -       49,232
Corporate Class III Shares              $14,420               $0       (14,420)            -

Net Asset Value, Offering Price
and
   Redemption Proceeds Per Share
Net Asset Value Per Share
Institutional Class Shares                   $-            $1.00                       $1.00
Institutional II Class Shares                $-            $1.00                       $1.00
Class A Shares                               $-            $1.00                       $1.00
Corporate Class III Shares                $1.00                                           $-
Shares Outstanding:
Institutional Class Shares                                69,276                      69,276
Institutional II Class Shares                             32,363                      46,772
                                                                     $14,409.00
Class A Shares                                -           49,239             $-       49,239
Corporate Class III Shares               14,409                                        -
Investments, at identified cost         $14,347         $151,238     $(14,409.00)     $165,585



 *   Investments are stated at their amortized cost.
**  Amount rounds to less than one thousand.

(See Notes to Pro Forma Financial Statements)



                     ARK Tax-Free Cash Management Portfolio
                       ARK Tax-Free Money Market Portfolio
                  Pro Forma Combining Statements of Operations
                      Year Ended April 30, 2002 (unaudited)



                                       ARK              ARK
                                       Tax-Free         Tax-Free
                                       Cash             Money
                                       Management       Market          Pro Forma      Pro Forma
                                       Portfolio        Portfolio       Adjustment     Combined


Investment Income:
Interest                                   550           3,324              -           3,874
     Total investment income               550           3,324                          3,874
Expenses:
Investment advisory fee                     37             392            397 (a)         826
Administrative personnel and                39             200          (141) (b)          98
services fee
Custodian fees                               -              31           (23) (c)           8
Transfer and dividend                        4              27              6              37
disbursing agent                                                              (d)
  fees and expenses                          -               -              -               -
Directors' fees                              1               3              -               4
Auditing fees                                -               -             12              12
                                                                              (e)
Legal fees                                   -               -              2               2
                                                                              (e)
Portfolio accounting fees                    -               -             64              64
                                                                              (f)
Professional fees                           13              36           (49)               -
                                                                              (e)
Shareholder services fees -                  -             104             69             173
Institutional Class Shares                                                    (g)
Shareholder services fees -                                  -
Institutional II Class Shares
Shareholder services fees -                  -              66             57             123
Class A Shares                                                                (g)
Distribution services fee -                                 66             51             117
Institutional II Class Shares                                                 (h)
Distribution services fee -                  -               -            123             123
Class A Shares                                                                (h)
Distribution services fee -                100             109          (209)               -
Corporate III Class Shares
Share registration costs                     3              19            (9)              13
                                                                              (i)
Printing and postage                         1               5             11              17
                                                                              (j)
Taxes                                        -               -              -               -
Insurance premiums                           -               -              7               7
                                                                              (k)
Amortization of Deferred                                          *         -               -
Organization Costs
Miscellaneous                                1              10            (5)               6
                                                                              (l)
     Total expenses                        199           1,068            363           1,630
Waivers:
Waiver of investment adviser fee          (10)           (259)          (194) (m)       (463)
Waiver of administrator fee               (15)             (7)             22 (n)           -
Waiver of shareholder services               -            (49)          (124) (o)       (173)
fee - Institutional Shares
Waiver of shareholder services               -            (39)             29 (o)        (10)
fee - Class A Shares
Distribution services fee -                  -               -          (123) (p)       (123)
Class A Shares
Distribution services fee -                                              (84) (p)        (84)
Institutional II Class Shares
Reimbursement from investment             (15)               -             15 (q)           -
adviser
     Total waivers                        (40)           (354)          (459)           (853)
         Net expenses                      159             714           (96)             777
            Net investment                 391           2,610             96           3,097
income
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on                  1               -              -               1
investments
Net change in unrealized
appreciation (depreciation)
   on investments                            -               -              -               -
     Net realized and                        1               -              -               1
unrealized gain (loss) on
investments
          Change in net assets            $392          $2,610             96          $3,098
resulting from operations


*  Amount rounds to less than one thousand.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)



                     ARK Tax-Free Cash Management Portfolio
                       ARK Tax-Free Money Market Portfolio
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION U.S. Tax Free Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period.

(e) Adjustment to reflect the Professional fee reductions of the ARK Tax-Free Cash Management Portfolio and the ARK Tax-Free Money Market Portfolio Portfolio due to combining two portfolios into one.

(f) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(g) The VISION Funds have adopted a shareholder services plan on behalf of Class A and Institutional Shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

(h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares and Institutional II Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 of 0.25% due to combining two portfolios into one.

(i) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(j) Adjustment to reflect the Printing and postage costs due to the combining two portfolios into one.

(k) Adjustment to reflect the Insurance premium costs due to the combining two portfolios into one.

(l) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(m) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(n) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

(o) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares and Class A Shares.

(p) Adjustment to reflect applicable waiver of distribution (12b-1) fees for Institutional II and Class A Shares .

(q) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.


                       ARK Tax-Free Money Market Portfolio
                     ARK Tax-Free Cash Management Portfolio
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002


Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of the ARK Tax-Free Money Market Portfolio and ARK Tax-Free Cash Management Bond Portfolio, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK Tax-Free Money Market Portfolio and the ARK Tax-Free Cash Management Portfolio for shares of the VISION Tax Free Money Market Fund. Under generally accepted accounting principles, VISION Tax Free Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, ARK Tax-Free Money Portfolio and the ARK Tax-Free Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest

     The Pro Forma net asset value per share assumes the issuance of 69,276 Institutional Shares of the VISION Tax Free Money Market Fund in exchange for 69,276 Institutional Shares of the ARK Tax-Free Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 46,772 Institutional II Shares of the VISION Tax Free Money Market Fund in exchange for 32,363 Institutional II Shares of the ARK Tax-Free Money Market Portfolio and 14,409 Corporate Class III Shares of the ARK Tax-Free Cash Management Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 49,239 Class A Shares of the VISION Tax Free Money Market Fund in exchange for 49,239 Class A Shares of the ARK Tax-Free Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
October 31, 2002 (unaudited)
(in thousands)


      Ark             Ark                                                   ARK             ARK
   Tax-Free        Tax-Free                                                 Tax-Free        Tax-Free
    Money            Cash        Pro                                        Money           Cash
    Market        Management     Forma                                      Market          Management     Pro Forma
  Portfolio        Portfolio     Combined                                   Portfolio       Portfolio      Combined
  Principal        Principal     Principal                                  Value           Value          Value
    Amount          Amount       Amount
  or Shares        or Shares     or Shares



                                             Municipal Bonds and
                                             Notes--96.3%

                                             Alabama--0.5%
          $900             $-        $900    Mobile Industrial                    $900             $-           $900
                                             Developmwent Board RB,
                                             Dock and Wharf, Holnam
                                             Project, Ser B, Wachgovoa
                                             Bank N.A LOC, 1.850%,
                                             6/01/32
                                             California--6.2%
         5,300              -       5,300    California State, RAN,              5,331              -          5,331
                                             2.500%, 6/20/03
             -            700         700    California State, RAN,                  -            704            704
                                             3.250%, 6/28/02
         5,100            600       5,700    Oakland, JT Powers                  5,100            600          5,700
                                             Financiang Authority, Ser
                                             A-1, FSA, 2.050%, 8/01/21
                                             Total                              10,431          1,304         11,735
                                             Colorado--3.5%
           645              -         645    Colorado State,                       645              -            645
                                             Postsecondary Educational
                                             Facilities Authority RB,
                                             Pro Rodeo Hall of Fame
                                             Project, Banbk One
                                             ColoradoN.A. LOC, 2.000%,
                                             10/01/10
         5,100            800       5,200    Jefferson County School             5,238            806          6,044
                                             District R-001, Go TrAN,
                                             2.500%, 6/30/03
                                             Total                               5,883            806          6,689
                                             Connecticut--0.8%
         1,500              -       1,500    Connecticut State, Health           1,500              -          1,500
                                             & Educational Facilities
                                             Authority RB, Yale
                                             University Project, Ser
                                             T-1, Credit Local de
                                             France /Toronato dominion
                                             Bank /Landesbank
                                             Hessen-Thuringen LOC,
                                             1.900% 7/01/29
                                             District Of Colombia--0.8%
           100              -         100    District of Colombia,                 100              -            100
                                             General Fund Recovery
                                             Project Go, Ser B-1,
                                             Morgan Guarenty Trust LOC
                                             2.150%, 6/01/03
         1,500              -       1,500    District of Colombia,               1,500              -          1,500
                                             General Fund Recovery
                                             Project Go, Ser B-3,
                                             Morgan Guarenty Trust LOC
                                             2.150%, 6/01/03
                                             Total                               1,600              -          1,600
                                             Florida--4.7%
         1,400              -       1,400    Dade County, Water &                1,400              -          1,400
                                             Sewer System RB, FGIC,
                                             2.050%, 10/02/22
         2,900            100       3,000    Florida State, Housing              2,900            100          3,000
                                             Finance Authority RB, Ser
                                             AA, Remarketed 7/31/95,
                                             FNMA, 1.750%, 6/15/25
         1,900            500       2,400    Lee County, Housing                 1,900            500          2,400
                                             Finance Authority RB,
                                             Forestwood Apartments
                                             Project, Ser A, FNMA,
                                             1.750%, 6/15/25
         2,000              -       2,000    Pinellas County, Housing            2,000              -          2,000
                                             Finance Authority RB,
                                             Foxbridge Aprtments
                                             Project, Ser A, FNMA,
                                             1.750%, 6/15/25
                                             Total                               8,200            600          8,800
                                             Georgia--0.9%
         1,600              -       1,600    De Kalb County, Housing             1,600              -          1,600
                                             Authority RB, Winters
                                             Creek Apartments Project,
                                             FNMA, 1.750%, 6/15/25
                                             Illinois--2.0%
           200            100         300    Illinois State,                       200            100            300
                                             Devolopment Finance
                                             Authority RB, Pollution
                                             Control, Amoco Oil
                                             Project,  2.000%, 11/01/12
         3,500              -       3,500    Illinois State, Health              3,500              -          3,500
                                             Facilities Authority RB,
                                             St. Luke's Medical Center
                                             Project, Ser B, 1.850%,
                                             11/15/23
                                             Total                               3,700            100          3,800
                                             Indiana--3.4%
         2,500            600       3,100    Columbus, Industrial RB,            2,500            600          3,100
                                             Quinco Consulting Center
                                             Project, Fifth Third Bank
                                             LOC, 1.850%, 12/12/21
           400            900       1,300    Elkhart County,                       400            900          1,300
                                             Industrial RB, Hubbard
                                             Hill Estates Project,
                                             Fifth Third Bank LOC,
                                             1.850%, 11/12/21
         2,000              -       2,000    Indiana State,                      2,000              -          2,000
                                             Educational Facilities
                                             Authority RB, University
                                             of Notre Dame Du Lac
                                             Project 1.800%, 3/01/25
                                             Total                               4,900          1,500          6,400
                                             Kentucky--2.8%
         2,785              -       2,785    Boyd County, Industrial             2,785              -          2,785
                                             Building RB, Pathways
                                             Project, Fifth Third Bank
                                             LOC, 1.850%, 10/01/15
         1,875            625       2,500    Kenton County, Industrial           1,875            625          2,500
                                             Building RB, Baptisit
                                             Convalescent Center
                                             Project, Fifth Third Bank
                                             LOC, 1.850%, 7/01/18
                                             Total                               4,660            625          5,285
                                             Louisiana--1.6%
         3,000              -       3,000    Lake Charles, Harbor and            3,000              -          3,000
                                             Revenue District RB,
                                             Conoco Project, Ser A,
                                             Bank One N. A. LOC
                                             1.850%, 9/01/29
                                             Maryland--18.5%
         2,700            220       2,920    Baltimore County, Public            2,738            223          2,961
                                             Improvements Project, GO
                                             3.000%, 9/01/03
         3,250            400       3,650    Gaithersburg, Economic              3,250            400          3,650
                                             Devolpment RB, Asbury
                                             Methodist Project, Ser A,
                                             MBIA, 1.950%, 7/01/27
         2,000              -       2,000    Howard County, Housing              2,000              -          2,000
                                             RB, Avalon Meadows
                                             Project, FNMA, 1.800%,
                                             6/15/26
         6,445              -       6,445    Maryland State, Health &            6,445              -          6,445
                                             Higher Education
                                             Facilities Authority RB,
                                             Charlestown Community
                                             Project, Ser A, First
                                             Union National Bank LOC,
                                             1.850%, 1/01/28
         3,600            800       4,400    Maryland State, Health &            3,600            800          4,400
                                             Higher Education
                                             Facilities Authority RB,
                                             Pooled Loan Program, Ser
                                             A, Bank One LOC, 1.800%,
                                             4/01/35
           700              -         700    Maryland State, Health &              700            600          1,300
                                             Higher Education
                                             Facilities Authority RB,
                                             Pooled Loan Program, Ser
                                             B, First National Bank
                                             LOC, 1.800%, 4/01/35
         5,343              -       5,343    Maryland State, Health &            5,343              -          5,343
                                             Higher Education
                                             Facilities Authority RB,
                                             Pooled Loan Program, Ser
                                             D, Bank of America LOC,
                                             1.800%, 1/01/29
           500              -         500    Maryland State,                       500              -            500
                                             University Of Maryland
                                             Authority RB, Revolving
                                             Equipment Loan Program,
                                             Ser A, 1.800%, 7/01/15
           400              -         400    Marryland State,                      400              -            400
                                             University Of Maryland
                                             Authority RB, Revolving
                                             Equipment Loan Program,
                                             Ser B, 1.800%, 7/01/15
         2,800              -       2,800    Montgomery County,                  2,800              -          2,800
                                             Housing Opportunities RB,
                                             Barclay Apartments
                                             Project, Issue I, MBIA,
                                             1.860%, 4/01/30
         3,500              -       3,500    Washington County,                  3,500              -          3,500
                                             Economic Devolpment
                                             Authority RB, St. James
                                             School Project, PNC Bank
                                             N. A. LOC, 2.200%,
                                             11/01/29
         1,800              -       1,800    Westminster, Educational            1,800              -          1,800
                                             Facilities RB, Western
                                             Maryland College Project,
                                             Wachovia Bank N. A. LOC,
                                             1.860%, 4/01/30
                                             Total                              33,076          2,023         35,099
                                             Massachusetts--1.0%
         1,965              -       1,965    Massachusetts State,                1,965              -          1,965
                                             Water Resources Authority
                                             RB, Ser A, AMBAC, 2.050%,
                                             8/01/28
                                             Michigan--0.8%
           700            800       1,500    Detroit, Water Supply                 700            800          1,500
                                             Systems RB, FGIC, 1.800%,
                                             7/01/13
                                             Mississippi--0.2%
             -            300         300    Jackson County, Port                    -            300            300
                                             Facilities RB, Chevron
                                             USA Project, 2.000%,
                                             6/01/23
                                             Missouri--0.3%
           200                        200    Missouri State, Health &              200                           200
                                             Educational Facilities
                                             Authority RB, Washington
                                             University Project, Ser
                                             A, 2.000%, 9/01/30
           300            100         400    Missouri State, Health &              300            100            400
                                             Educational Facilities
                                             Authority RB, Washington
                                             University Project, Ser
                                             B, 2.000%, 9/01/30
                                             Total                                 500            100            600
                                             Montana--0.5%
         1,000              -       1,000    Montana State Health                1,000              -          1,000
                                             Facilities Authority RB,
                                             Healthcare Pooled Loan
                                             Program, Ser A, FGIC,
                                             1.850%, 7/01/12
                                             Nevada--0.4%
           800              -         800    Clarke County, Airport                800              -            800
                                             Improvement Authority RB,
                                             Ser A, MBIA, Bayerische
                                             Vereinsbank LOC, 1.800%,
                                             7/01/12
                                             New Hampshire--1.1%
         1,500            500       2,000    Hew Hampshire State,                1,500            500          2,000
                                             Housing Finance Authority
                                             RB, Equity Residential
                                             Property-Bond
                                             Partnership-Manchester
                                             Project, FNMA, 1.800%,
                                             9/15/26
                                             New Jersey--1.3%
         1,800            600       2,400    New Jersey State,                   1,800            600          2,400
                                             Municipal Securities
                                             Trust Receipts RB, Ser
                                             CB1, 1.900%, 8/01/18
                                             New York--0.7%
           400            900       1,300    New York, GO, Sub-Ser                 400            900          1,300
                                             A-8, Morgan Guaranty
                                             Trust LOC, 2.000%, 8/01/18
                                             North Carolina--3.4%
         1,540              -       1,540    Charlotte, Airport                  1,540              -          1,540
                                             Development Authority RB,
                                             Ser A, MBIA, 2.050%,
                                             7/01/16
         2,000              -       2,000    Durham, Water & Swer                2,000              -          2,000
                                             Utilities System RB,
                                             1.900%, 12/01/15
         1,000              -       1,000    Greensboro, Public                  1,000              -          1,000
                                             Improvements Project, GO,
                                             Ser B, 1.800%, 4/01/14
         1,900              -       1,900    Noth Carolina State,                1,900              -          1,900
                                             Educational Facilities
                                             Financing Authority RB,
                                             Elon College Project Bank
                                             of America N. A. LOC,
                                             1.850%, 1/01/21
                                             Total                               6,440              -          6,440
                                             Ohio--1.0%
         2,000              -       2,000    Butler County, Healthcare           2,000              -          2,000
                                             Facilities Authority RB,
                                             UC Physicians Project,
                                             Fifth Third Bank N. A.
                                             LOC, 1.850%, 9/01/22
                                             Pennsylvania--24.4%
           800              -         800    Allegheny County,                     800              -            800
                                             Hospital Development
                                             Authority RB, Health
                                             Center-Presbyterian
                                             Project, Ser B, MBIA,
                                             1.900%, 3/01/20
         1,150              -       1,150    Allegheny County,                   1,150              -          1,150
                                             Hospital Development
                                             Authority RB, Health
                                             Center-South Hills
                                             Project, Ser A, PNC Bank
                                             N. A. LOC, 1.950%, 6/01/30
           570              -         570    Allentown, Commercial &               570              -            570
                                             Industrial Development
                                             Authority RB, Diocese of
                                             Allentown Project, First
                                             Union National Bank LOC,
                                             1.950%, 12/01/29
           500              -         500    Berks County, GO, MBIA,               500              -            500
                                             1.830%, 11/01/23
           600              -         600    Bucks County, Industrial              600              -            600
                                             Development Authority RB,
                                             Christian Life Center
                                             Project, First Union
                                             National Bank LOC,
                                             1.960%, 9/01/19
           900              -         900    Bucks County, Industrial              900              -            900
                                             Development Authority RB,
                                             SHV Real Estate Project,
                                             ABN Amro Bank N. A. LOC,
                                             1.900%, 7/01/15
           945            800       1,745    Chester County, Health                945            800          1,745
                                             and Educational
                                             Facilities Authority RB,
                                             Barclay Friends Project,
                                             Ser A, First Union
                                             National Bank LOC,
                                             1.850%, 8/01/25
         2,000              -       2,000    Cumberland County,                  2,000              -          2,000
                                             Municipal Authority RB,
                                             Dickinson College
                                             Project, Ser B, Citizens
                                             Bank LOC, 2.100%, 11/01/26
         2,500              -       2,500    Cumberland County,                  2,500              -          2,500
                                             Municipal Authority RB,
                                             United Methodist Homes
                                             for the Aging Project,
                                             PNC Bank LOC, 1.900%,
                                             6/01/19
           860              -         860    Dallastown, Area School               860              -            860
                                             District Authority, GO,
                                             FGIC, 1.930%, 2/01/18
         1,400            800       2,200    Delaware County,                    1,400            800          2,200
                                             Industrial Development
                                             Authority RB, Resource
                                             Recovery Facility
                                             Project, Ser G, 1.800%,
                                             12/01/31
         1,000              -       1,000    Delaware County,                    1,000              -          1,000
                                             Industrial Development
                                             Authority RB, Resource
                                             Recovery Facility
                                             Project, Ser G, 1.800%,
                                             12/01/31
           600            600       1,200    Delaware County,                      600            600          1,200
                                             Industrial Development
                                             Authority RB, Scott Paper
                                             Project, Ser D, 1.850%,
                                             12/01/18
         3,200              -       3,200    Delaware Valley, Regional           3,200              -          3,200
                                             Finance Authority RB,
                                             Mode 1, Toronto-Dominion
                                             Bank LOC, 1.850%, 8/01/16
         2,600              -       2,600    Emmaus, General Authority           2,600              -          2,600
                                             RB, Loan Program, Ser A,
                                             FSA, 1.900%, 3/01/30
             -            800         800    Emmaus, General Authority               -            800            800
                                             RB, Ser G, Remarketed
                                             12/01/97, 1.750%, 3/01/24
         1,300              -       1,300    Emmaus, General Authority           1,300              -          1,300
                                             RB, Remarketed 3/03/97,
                                             1.900%, 3/01/24
           900              -         900    Erie County, Hospital                 900              -            900
                                             Authority RB, Union City
                                             Hospital Project, Mellon
                                             Bank N. A. LOC, 1.900%,
                                             9/01/20
           850              -         850    Huntington County,                    850              -            850
                                             General Authority RB,
                                             Juanita College Project,
                                             Ser A,  PNC Bank N. A.
                                             LOC, 2.050%, 5/01/26
         1,585              -       1,585    Lancaster County,                   1,585              -          1,585
                                             Hospital Authority RB,
                                             Health Center-Masonic
                                             Homes Project, AMBAC,
                                             1.860%, 7/01/34
         1,500              -       1,500    Lehigh County, Industrial           1,500              -          1,500
                                             Development Authority RB,
                                             Allegheny Electric
                                             Coperative Project, Ser
                                             A, Rabobank Nederland
                                             LOC, 1.900%, 12/01/15
           900              -         900    Lehigh County, Industrial             900              -            900
                                             Development Authority RB,
                                             Allegheny Allentown
                                             Airport Project, First
                                             Union National Bank LOC,
                                             1.960%, 12/01/05
           600              -         600    Montgomery County,                    600              -            600
                                             Redevelopment Authority
                                             RB,  Forge Gate
                                             Apartments Project, Ser
                                             A, 1.800%, 8/15/31
             -            250         250    Moon, Industrial                        -            250            250
                                             Development Authority RB,
                                             Executive Office
                                             Association Project, PNc
                                             Bank N. A. LOC, 1.900%,
                                             11/01/10
           475              -         475    Pennsylvania State,                   475              -            475
                                             Economic Development
                                             Financing Authority RB,
                                             Glade Run Lutheran
                                             Project, Ser E1, PNC Bank
                                             N. A. LOC, 1.900%, 9/15/15
           740              -         740    Pennsylvania State, GO,               755              -            755
                                             1st Ser, MBIA, 5.000%,
                                             6/01/03
         1,300            800       2,100    Pennsylvania State,                 1,300            800          2,100
                                             Higher Educational
                                             Facilities Authority RB,
                                             Council of Independent
                                             Colleges Project, Ser A1,
                                             PNC Bank N. A. LOC,
                                             2.150%, 4/01/17
         1,800              -       1,800    Pennsylvania State,                 1,800              -          1,800
                                             Higher Educational
                                             Facilities Authority RB,
                                             Association of
                                             Independent Colleges &
                                             Universities Project, Ser
                                             G1, PNC Bank N. A. LOC,
                                             2.100%, 11/01/20
         5,200              -       5,200    Pennsylvania State,                 5,200              -          5,200
                                             Higher Educational
                                             Facilities Authority RB,
                                             University of
                                             Pennsylvania Project, Ser
                                             A, 1.850%, 4/01/31
         1,000              -       1,000    Pennsylvania State,                 1,025              -          1,025
                                             Intergovernmental Special
                                             Tax Authority, GO, City
                                             of Philadephia Funding
                                             Program, MBIA,
                                             Prerefunded 6/15/03 @
                                             100, 5.600%, 6/15/15
         2,000              -       2,000    Philadelphia, Water &               2,000              -          2,000
                                             Wastewater Authority RB,
                                             Ser B, AMBAC, 1.800%,
                                             8/01/27
           200              -         200    University of                         200              -            200
                                             Pittsburgh,University
                                             Capital Project RB, Ser
                                             A, 1.850%, 9/15/29
         1,880              -       1,880    University of                       1,800              -          1,800
                                             Pittsburgh,University
                                             Capital Project RB, Ser
                                             B, 1.850%, 9/15/04
           445              -         445    York, General Authority               445              -            445
                                             pooled Finance RB,
                                             Sub-Ser A, Remarketed
                                             5/07/98, AMBAC, 1.860%,
                                             9/01/26
                                             Total                              42,260          4,050         46,310
                                             South Carolina--0.3%
             -            600         600    South Carolina State,                   -            600            600
                                             Jobs Economic Development
                                             Authority RB, Catholic
                                             Diocese of South Carolina
                                             Project, Bank of America
                                             N. A. Loc, 1.750%, 9/01/16
                                             Texas--10.6%
         1,900              -       1,900    City of Midlothian,                 1,900              -          1,900
                                             Industrial Developmental
                                             Authority RB, Box-Crow
                                             Cement Project, UBS AG
                                             Bank LOC, 1.850%, 12/01/09
         3,000              -       3,000    Georgetown, Higher                  3,000              -          3,000
                                             Education Financing RB,
                                             Southwestern University
                                             Project, Chase Manhatten
                                             Bank LOOC, 1.850%,
                                             10/01/14
             -            200         200    Gulf Coast, Waste                       -            200            200
                                             Disposal Authority Texas
                                             Pollution Control RB,
                                             Exxon Project, 1.950%,
                                             6/01/20
         3,700              -       3,700    Splendora, Higher                   3,700              -          3,700
                                             Education Financing
                                             Authority RB, Fort Bend
                                             Baptist Project, Ser A,
                                             Wells Fargo Bank N. A.
                                             LOC, 1.900%, 12/01/26
         5,300            700       6,000    Texas State, GO, TRAN,              5,358            708          6,066
                                             2.750%, 8/29/30
         3,600              -       3,600    Texas State, Gas Utility            3,600              -          3,600
                                             RB, FSA, 1.850%, 1/15/23
         1,610              -       1,610    Texas State, Higher                 1,610              -          1,610
                                             Education Authority RB,
                                             Ser B, FGIC, 1.850%,
                                             12/01/25
                                             Total                              19,168            908         20,076
                                             Utah--1.0%
         1,800            700       2,500    Emery County, Pollution             1,800              -          1,800
                                             Control RB, Pacificorp
                                             Project, Bank One N. A.
                                             LOC, 1.900%, 7/01/15
            40              -          40    Emery County, Pollution                40              -             40
                                             Control RB, Pacificorp
                                             Project, AMBAC, 2.000%,
                                             11/01/24
                                             Total                               1,840              -          1,840
                                             Vermont--3.0%
         1,500              -       1,500    Vermont State,                      1,500              -          1,500
                                             Educational & Health
                                             Buildings Financing
                                             Authority RB, Capital
                                             Asset Financing Program,
                                             Ser 1, Chitenden Trust/
                                             First Union National Bank
                                             LOC 1.950%, 6/01/22
         1,000              -       1,000    Vermont State,                      1,000              -          1,000
                                             Educational & Health
                                             Buildings Financing
                                             Authority RB, VHA New
                                             England Project, Ser C,
                                             AMBAC 2.000%, 12/01/25
         3,100              -       3,100    Vermont State,                      3,100              -          3,100
                                             Educational & Health
                                             Buildings Financing
                                             Authority RB, VHA New
                                             England Project, Ser E,
                                             AMBAC 2.000%, 12/01/25
                                             Total                               5,600              -          5,600
                                             Washington--0.4%
            55              -          55    Washington State,                      55              -             55
                                             Healthcare Facilities
                                             Authority RB, Fred
                                             Hutchinson Cancer Center
                                             Project, Bank of America
                                             NT & SA LOC, 2.200%,
                                             1/01/29
             -            700         700    Washington State,                       -            700            700
                                             Municipal Security Trust
                                             Receipts RB, Public Power
                                             Supply Systems Nuclear
                                             Project Numner One, Ser
                                             CMC2, AMBAC, 1.800%,
                                             1/01/05
                                             Total                                  55            700            755
                                             Wyoming--0.2%
           180              -         180    Lincoln County, Pollution             180              -            180
                                             control Authority RB,
                                             Exxon Project, 1.950%,
                                             8/01/15
             -            250         250    Sublette County,                        -            250            250
                                             Pollution Control RB,
                                             Exxon project, 1.650%,
                                             11/01/14
                                             Total                                 180            250            430
                                             Total Munipal Bonds and           165,658         16,666        182,324
                                             Notes (identified cost
                                             $182,324)
                                             Commercial Paper--3.7%
           100              -         100    DC National Academy of              1,000              -          1,000
                                             Science, 1.400%, 1/30/03
         5,200              -       5,200    Howard County Maryland,             5,200            800          6,000
                                             Ser C, 1.400%, 1/10/03
                                             Total Commercial Paper              6,200            800          7,000
                                             (identified cost $7,000)
                                             Total Investments                $171,858        $17,466       $189,324
                                             (identified cost $189,324)


The following acronyms are used throughout this Pro Forma portfolio

AMBAC--American Municipal Bond Assurance Corporation

Cl--Class

GO--General Obligation

FNMA--Federal National Mortgage Asociation

LOC--Securites are held in connection with a letter of credit support for securities listed above as indicated.

FSA--Financial Sucurity Assistance

MBIA--Municipal Bond Investors Insurance

RAN--Revenue Anticipation Note

RB-Revenue Bonds

REMIC--Real Estate Mortgage Investment Conduit

Ser-Series

SLMA--Student Loan Marketing Association

TRAN--Tax & Revenue Anticipation Note

(See Notes to the Pro Forma Financial Statements)






                     ARK Tax-Free Cash Management Portfolio
                       ARK Tax-Free Money Market Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
                          October 31, 2002 (unaudited)
                                 (in thousands)



                                       ARK              ARK
                                     Tax-Free        Tax-Free
                                       Cash            Money
                                    Management        Market         Pro Forma     Pro Forma
                                    Portfolio        Portfolio       Adjustment     Combined
Assets:
-------------------------------
Investments in securities, at            $17,466       $171,858              -        189,324
value *
-------------------------------
Cash                                          78              2              -             80
-------------------------------
Income receivable                             33            384              -            417
-------------------------------
Receivable for shares sold                     -              -              -              -
-------------------------------
Receivable for Investments                     -              -              -              -
sold
-------------------------------
Expense reimbusement from                      2              2              -              4
Advisor
-------------------------------
Prepaid Expenses                               -              3              -              3
                                                 **
-------------------------------
Other Assets                                   -              1                             1
                                                 **
-------------------------------
                                  ---------------   ------------     ----------    -----------
     Total assets                         17,579        172,250              -        189,829
-------------------------------   ---------------   ------------     ----------    -----------
Liabilities:
-------------------------------
Payable for investments                        -          2,546              -          2,546
purchased
-------------------------------
Income distribution payable                   15            178              -            193
-------------------------------
Payable for shares redeemed                    -              -              -              -
-------------------------------
Accrued expenses                              16             72              -             88
-------------------------------   ---------------   ------------     ----------    -----------
     Total liabilities                        31          2,796              -          2,827
-------------------------------   ---------------   ------------     ----------    -----------
Net Assets                               $17,548       $169,454             $-       $187,002
-------------------------------   ---------------   ------------     ----------    -----------
Net Assets Consists of:
-------------------------------
Paid in capital                          $17,537       $169,456             $-        186,993
-------------------------------
Net unrealized appreciation
(depreciation)
  of investments                               -              -              -              -
-------------------------------
Accumulated net realized gain
(loss) on
   investments                                 1            (2)              -            (1)
-------------------------------
Accumulated undistributed net
investment
   income/ (Distributions in
   excess of net
   investment income)                         10              -              -             10
-------------------------------   ---------------   ------------     ----------    -----------
     Total Net Assets                    $17,548       $169,454             $-       $187,002
-------------------------------   ---------------   ------------     ----------    -----------
     Institutional Class                      $-        $81,351             $0        $81,351
     Shares
     Institutional II Class                   $-        $46,591        $17,548        $64,139
     Shares
     Class A Shares                           $-        $41,512             $0        $41,512
     Corporate Class III                 $17,548             $-       -$17,548             $0
     Shares
Net Asset Value, Offering
   Price and
   Redemption Proceeds Per Share
Net Asset Value Per Share
     Institutional Class                      $-          $1.00                         $1.00
     Shares
     Institutional II Class                   $-          $1.00                         $1.00
     Shares
     Class A Shares                           $-          $1.00                         $1.00
     Corporate Class III                   $1.00
     Shares
Shares Outstanding:
     Institutional Class                       -         81,352                        81,352
     Shares
     Institutional II Class                    -         46,597         17,536         64,133
     Shares
     Class A Shares                            -         41,519                (a)     41,519
     Corporate Class III                  17,536                       -17,536 (a)          0
     Shares
Investments, at identified               $17,466       $171,858             $-       $189,324
cost


(a) Adjustment to reflect share balance as a result of the combination.
*  Investments are stated at their amortized cost.
**  Amount rounds to less than one thousand.

(See Notes to Pro Forma Financial Statements)






                     ARK Tax-Free Cash Management Portfolio
                       ARK Tax-Free Money Market Portfolio
                  Pro Forma Combining Statements of Operations
                  Six Months Ended October 31, 2002 (unaudited)





                                       ARK              ARK
                                     Tax-Free         Tax-Free
                                       Cash            Money
                                    Management         Market       Pro Forma        Pro Forma
                                    Portfolio        Portfolio      Adjustment       Combined
Investment Income:
Interest                                     188           1,275            -          1,463
     Total investment income                 188           1,275                       1,463
Expenses:                                      -
Investment advisory fee                       19             210          239            468
                                                                              (a)
Administrative personnel and                  25              85         (61)             49
services fee                                                                  (b)
Custodian fees                                 3              16         (15)              4
                                                                              (c)
Transfer and dividend disbursing               -                            -              -
agent
  fees and expenses                            3              24          (9)             18
                                                                              (d)
Directors' fees                                -               3          (1)              2
                                                  *                           (e)
Auditing fees                                  -               -            6              6
                                                                              (f)
Legal fees                                     -               -            1              1
                                                                              (f)
Portfolio accounting fees                     24              34         (26)             32
                                                                              (g)
Professional fees                              1              10         (11)              -
                                                                              (f)
Shareholder services fees -                    -              59           43            102
Institutional Class Shares                                                    (h)
Shareholder services fees -                                    -                           -
Institutional II Class Shares
Shareholder services fees -                    -              32           20             52
Class A Shares                                                                (h)
Distribution fees -                                           36           44             80
Institutional II Class Shares                                                 (i)
Distribution services fee -                    -               -           52             52
Class A Shares                                                                (i)
Distribution services fee -                   50              53        (103)              -
Corporate III Class Shares                                                    (i)
Share registration costs                       1               -            6              7
                                                                              (j)
Printing and postage                           1               4            3              8
                                                                              (k)
Taxes                                          -               7          (4)              3
                                                                              (l)
Insurance premiums                             -               -            -              -
Miscellaneous                                  1               7          (5)              3
                                                                              (m)
     Total expenses                          128             580          179            887
Waivers:
Waiver of investment adviser fee            (19)           (124)        (119) (n)      (262)
Waiver of administrator fee                  (9)               -            9 (o)          -
Waiver of shareholder services                 -            (27)         (75) (p)      (102)
fee - Institutional Shares
Waiver of shareholder services                 -            (19)           15 (p)        (4)
fee - Class A Shares
Distribution services fee -                    -               -         (52) (q)       (52)
Class A Shares
Distribution services fee -                    -               -         (58) (q)       (58)
Institutional II Class Shares
Reimbursement from investment               (21)            (16)           37 (r)          -
adviser
     Total waivers                          (49)           (186)        (243)          (478)
         Net expenses                         79             394         (64)            409
            Net investment income            109             881           64          1,054
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on                    1             (1)            -              -
investments
Net change in unrealized
appreciation (depreciation)
   on investments                              -               -            -              -
     Net realized and unrealized               1             (1)            -              -
     gain (loss) on investments
          Change in net assets              $110            $880           64         $1,054
resulting from operations


*Amount rounds to less than one thousand.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)






                     ARK Tax-Free Cash Management Portfolio
                       ARK Tax-Free Money Market Portfolio
              Notes to Pro Forma Combining Statements of Operations
                                October 31, 2002

(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.50% of the VISION U.S. Tax Free Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and on the level of average aggregate net assets of the Trust for the period.

(e) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

(f) Adjustment to reflect the Professional fee reductions of the ARK Tax-Free Cash Management Portfolio and the ARK Tax-Free Money Market Portfolio due to combining two portfolios into one.

(g) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(h) The VISION Funds have adopted a shareholder services plan for Class A and Institutional I Shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

(i) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares and Institutional II Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Adjustment to reflect the 12b-1 of 0.25% due to combining two portfolios into one.

(j) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(k) Adjustment to reflect the Printing and postage costs due to the combining two portfolios into one.

(l) Adjustment to reflect the Insurance premium cost reductions due to the combining two portfolios into one.

(m) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(n) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(o) Adjustment to reflect reduction of waiver of administrative and personnel and service fee, which is no longer applicable.

(p) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares and Class A Shares.

(q) Adjustment to reflect applicable waiver of distribution (12b-1) fees for Institutional II and Class A Shares .

(r) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                       ARK Tax-Free Money Market Portfolio
                     ARK Tax-Free Cash Management Portfolio
                     Notes to Pro Forma Financial Statements
                                October 31, 2002


Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of the ARK Tax-Free Money Market Portfolio and ARK Tax-Free

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK Tax-Free Money Market Portfolio and the ARK Tax-Free Cash Management Portfolio for shares of the VISION Tax Free Money Market Fund. Under generally accepted accounting principles, VISION Tax Free Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the period ended October 31, 2002, ARK Tax-Free Money Portfolio and the ARK Tax-Free Cash Management Portfolio paid investment advisory fees computed at the annual rate of 0.25% and 0.15%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest

     The Pro Forma net asset value per share assumes the issuance of 81,352 Institutional Shares of the VISION Tax Free Money Market Fund in exchange for
81.352 Institutional Shares of the ARK Tax-Free Money Market Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 64,133 Institutional II Shares of the VISION Tax Free Money Market Fund in exchange for 46,597 Institutional II Shares of the ARK Tax-Free Money Market Portfolio and 17,536 Corporate Class III Shares of the ARK Tax-Free Cash Management Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 41,519 Class A Shares of the VISION Tax Free Money Market Fund in exchange for 41,519 Class A Shares of the ARK Tax-Free Money Market Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.



 Pro Forma Combining Portfolio of Investments
April 30, 2002



ARK          ARK       ARK        ARK                                     ARK        ARK         ARK       ARK
Social       Social    Social     Social                                  Social     Social      Social    Social
Issues       Issues    Issues     Issues                                  Issues     Issues      Issues    Issues
Small-Cap    Blue Chip Capital    Intermediate                            Small-Cap  Blue Chip   Capital   Intermediate
Equity       Equity    Growth     Fixed      Pro                          Equity     Equity      Growth    Fixed        Pro
                                  Income     Forma                                                         Income       Forma
Portfolio    Portfolio Portfolio  Portfolio  Combined                     Portfolio  Portfolio   Portfolio Portfolio    Combined
--------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 49.2%
 Consumer Discretionary - 5.3%
--------------------------------------------------------------------------------------------------------------------------------
 -            1,600     50         -          1,650   (a) AOL Time Warner  -          30,432      951       -          31,383
 -            -         35         -          35      (a) Best Buy         -          -           2,602     -          2,602
                        125        -          125     (a) Brinker          -          -           4,305     -          4,305
                                                      International
 500          -         -          -          500     (a) CKE Restaurants  6,200      -           -         -          6,200
 -            -         100        -          100     Darden Restaurants   -          -           3,990     -          3,990
 -            -         97         -          97      D.R. Horton          -          -           2,503     -          2,503
 200          -         -          -          200     (a) Emmis            5,814      -           -         -          5,814
                                                      Communications
 1,000        -         -          -          1,000   (a) Entravision      14,500     -           -         -          14,500
                                                      Communications
 -            1,100     -          -          1,100   Home Depot           -          51,007      -         -          51,007
 200          -         -          -          200     La-Z-Boy             6,008      -           -         -          6,008
 -            -         100        -          100     (a) Lear             -          -           5,141     -          5,141
 -            -         40         -          40      Lennar               -          -           2,222     -          2,222
 -            -         10         -          10      (a) NVR              -          -           3,697     -          3,697
 200          -         -          -          200     (a) OfficeMax        1,256      -           -         -          1,256
 400          -         -          -          400     (a) Petsmart         6,008      -           -         -          6,008
 -            -         100        -          100     Ruby Tuesday         -          -           2,512     -          2,512
 200          -         -          -          200     (a) Sonic            5,862      -           -         -          5,862
 200          -         -          -          200     Standard-Pacific     6,714      -           -         -          6,714
 -            -         150        -          150     (a) Staples          -          -           2,995     -          2,995
 200          -         -          -          200     (a) Steak N Shake    2,796      -           -         -          2,796
              1,200     -          -          1,200   Target               -          52,380      -         -          52,380
 -            -         100        -          100     (a) Toll Brothers    -          -           2,975     -          2,975
 -            -         100        -          100     (a) XM Satellite     -          -           1,151     -          1,151
                                                      Radio Holdings
                                                           Total           55,158     133,819     35,044    -          224,021
                                                      Consumer
                                                      Discretionary
                                                                          ------------------------------------------------------
 Consumer Staples - 5.6%
--------------------------------------------------------------------------------------------------------------------------------
  -            1,400     50         -                 CVS                   -          46,872      1,674     -
                                             1,450                                                                    48,546
  -            -         75         -          75     Conagra Foods         -          -           1,837     -          1,837
  -            1,600     -          -                 Kraft Foods, Cl A     -          65,664      -         -
                                             1,600                                                                    65,664
  -            1,000     -          -                 PepsiCo               -          51,900      -         -
                                             1,000                                                                    51,900
  -            800       -          -          800    Proctor & Gamble      -          72,208      -         -
                                                                                                                      72,208
                                                                          --------------------------------------------
                                                           Total            -          236,644     3,511     -
                                                                                                                      240,155
                                                                          ------------------------------------------------------
 Energy - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
  -            400       -          -          400    ChevronTexaco         -          34,684      -         -
                                                                                                                      34,684
  -            1,400     -          -                 Exxon Mobil           -          56,238      -         -
                                             1,400                                                                    56,238
  300          -         -          -          300    (a) Key Energy        3,645      -           -         -          3,645
                                                      Services
  -            -         25         -          25     (a) Nabors            -          -           1,139     -          1,139
                                                      Industries
  -            700       20         -          720    (a) Smith             -          49,035      1,401     -
                                                      International                                                   50,436
                                                                          --------------------------------------------
                                                           Total            3,645      139,957     2,540     -
                                                                                                                      146,142
                                                                          ------------------------------------------------------
 Financials - 10.9%
--------------------------------------------------------------------------------------------------------------------------------
  -            600       50         -          650    American Express      -          24,606      2,050     -
                                                                                                                      26,656
  -            800       -          -          800    American              -          55,296      -         -
                                                      International Group                                             55,296
  1,700        -         -          -                 (a) Ceres Group       8,313      -           -         -          8,313
                                             1,700
  -            1,200     50         -                 Citigroup             -          51,960      2,165     -
                                             1,250                                                                    54,125
  200          -         -          -          200    East-West Bancorp     7,160      -           -         -          7,160
  100          -         -          -          100    Eaton Vance           3,653      -           -         -          3,653
  300          -         -          -          300    (a) Euronet           4,917      -           -         -          4,917
                                                      Worldwide
  500          -         -          -          500    FBR Asset             16,455     -           -         -
                                                      Investment                                                      16,455
  -            -         50         -          50     Fannie Mae            -          -           3,947     -          3,947
  200          -         -          -          200    Firstfed America      5,150      -           -         -          5,150
                                                      Bancorp
  -            1,500     -          -                 FleetBoston           -          52,950      -         -
                                             1,500    Financial                                                       52,950
  -            -         75         -          75     Freddie Mac           -          -           4,901     -          4,901
  100          -         -          -          100    (a) Hawthorne         3,100      -           -         -          3,100
                                                      Financial
  500          -         -          -          500    Host Marriott         5,955      -           -         -          5,955
  200          -         -          -          200    Huntington            4,058      -           -         -          4,058
                                                      Bancshares
  150          -         -          -          150    Iberiabank            5,565      -           -         -          5,565
  100          -         -          -          100    Independence          3,259      -           -         -          3,259
                                                      Community Bank
  -            1,700     -          -                 JP Morgan Chase       -          59,670      -         -
                                             1,700                                                                    59,670
  200          -         -          -          200    Max Re Capital        3,106      -           -         -          3,106
  -            700       -          -          700    Morgan Stanley        -          33,404      -         -
                                                      Dean Witter                                                     33,404
  -            -         100        -          100    (a) Principal         -          -           2,780     -          2,780
                                                      Financial Group
  400          -         -          -          400    (a) Saxon Capital     6,244      -           -         -          6,244
  100          -         -          -          100    Sovereign Bancorp     1,443      -           -         -          1,443
  100                                          100    UCBH Holdings         3,945      -           -         -          3,945
  300                                          300    Vesta Insurance       1,371      -           -         -          1,371
                                                      Group
  200          -         -          -          200    Webster Financial     7,926      -           -         -          7,926
  -            1,400     -          -                 Wells Fargo           -          71,610      -         -
                                             1,400                                                                    71,610
  300          -         -          -          300    (a) Willis Group      8,775      -           -         -          8,775
                                                      Holdings
                                                                          --------------------------------------------
                                                           Total                       349,496               -
                                                                          100,395                15,843               465,734
                                                                          ------------------------------------------------------
 Healthcare - 6.0%
--------------------------------------------------------------------------------------------------------------------------------
  -            600       -          -          600    (a) Amgen             -          31,728      -         -
                                                                                                                      31,728
  -            -         100        -          100    Baxter                -          -           5,690     -          5,690
                                                      International
  300          -         -          -          300    Biomet                8,469      -           -         -          8,469
  -            800       -          -          800    Bristol-Myers         -          23,040      -         -
                                                      Squibb                                                          23,040
  -            500       30         -          530    Cardinal Health       -          34,625      2,077     -
                                                                                                                      36,702
  -            500       75         -          575    Eli Lilly             -          33,025      4,954     -
                                                                                                                      37,979
  -            -         35         -          35     (a) Express Scripts   -          -           2,212     -          2,212
  -            -         25         -          25     (a) Forest            -          -           1,929     -          1,929
                                                      Laboratories
  500          -         -          -          500    (a) Medical Action    6,050      -           -         -          6,050
                                                      Industries
  -            800       -          -          800    Medtronic             -          35,752      -         -
                                                                                                                      35,752
  -            700       -          -          700    Merck                 -          38,038      -         -
                                                                                                                      38,038
  100          -         -          -          100    (a) Orthofix          3,720      -           -         -          3,720
                                                      International
  500          -         -          -          500    (a) Possis Medical    7,835      -           -         -          7,835
  500          -         -          -          500    (a) PSS World         4,950      -           -         -          4,950
                                                      Medical
  200          -         -          -          200    (a) Sierra Health     3,900      -           -         -          3,900
                                                      Services
  -            -         25         -          25     UnitedHealth Group    -          -           2,195     -          2,195
  -            -         50         -          50     (a) Wellpoint         -          -           3,754     -          3,754
                                                      Health Networks
                                                                          --------------------------------------------
                                                           Total            34,924     196,208               -
                                                                                                 22,811               253,943
                                                                          ------------------------------------------------------
 Industrials - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
  -            500       -          -          500    Danaher               -          35,790      -         -
                                                                                                                      35,790
  -            1,400     -          -                 Dover                 -          52,164      -         -
                                             1,400                                                                    52,164
  -            1,000     -          -                 Emerson Electric      -          53,390      -         -
                                             1,000                                                                    53,390
  400          -         -          -          400    (a) Maverick Tube     7,260      -           -         -          7,260
  700          -         -          -          700    (a) Mesa Air Group    6,930      -           -         -          6,930
  500          -         -          -          500    (a) OMI               2,255      -           -         -          2,255
  400          -         -          -          400    (a) Sylvan            11,040     -           -         -
                                                      Learning Systems                                                11,040
  -            1,400     100        -                 Tyco International    -          25,830      1,845     -
                                             1,500                                                                    27,675
                                                                          --------------------------------------------
                                                           Total            27,485     167,174     1,845     -
                                                                                                                      196,504
                                                                          ------------------------------------------------------
 Information Technology - 9.8%
--------------------------------------------------------------------------------------------------------------------------------
  200          -         -          -          200    (a) Andrew            3,318      -           -         -          3,318
  500          -         -          -          500    (a) Ariba             1,875      -           -         -          1,875
  500          -         -          -          500    (a) Atmel             4,500      -           -         -          4,500
  1,000        -         -          -                 (a) Aware             5,000      -           -         -          5,000
                                             1,000
  400          -         -          -          400    (a) Axcelis           5,760      -           -         -          5,760
                                                      Technologies
  -            1,200     125        -                 (a) Cadence Design    -          24,576      2,560     -
                                             1,325    Systems                                                         27,136
  -            1,000     -          -                 (a) Celestica         -          27,700      -         -
                                             1,000                                                                    27,700
  -            1,700     -          -                 (a) Cisco Systems     -          24,905      -         -
                                             1,700                                                                    24,905
  -            -         150        -          150    Computer              -          -           2,790     -          2,790
                                                      Associates
                                                      International
  -            4,000     -          -                 (a) Corning           -          26,760      -         -
                                             4,000                                                                    26,760
  -            1,700     100        -                 (a) Flextronics       -          23,545      1,385     -
                                             1,800    International                                                   24,930
  -                      125        -          125    (a) Freemarkets       -          -           2,220     -          2,220
  -            1,000     -          -                 Intel                 -          28,610      -         -
                                             1,000                                                                    28,610
  -            500       -          -          500    International         -          41,880      -         -
                                                      Business Machines                                               41,880
  -            -         50         -          50     (a) Intersil Cl A     -          -           1,342     -          1,342
  -            1,300     -          -                 (a) Jabil Circuit     -          26,533      -         -
                                             1,300                                                                    26,533
  100          -         -          -          100    (a) Kopin             794        -           -         -          794
  400          -         -          -          400    (a) Kulicke &         7,256      -           -         -          7,256
                                                      Soffa Industries
  300          -         -          -          300    (a) Lawson Software   2,553      -                     -          2,553
  400          -         -          -          400    (a) Matrixone         2,760      -           -         -          2,760
  -            -         100        -          100    (a) Micron            -          -           2,370     -          2,370
                                                      Tecnology
  -            1,000     -          -                 (a) Microsoft         -          52,260      -         -
                                             1,000                                                                    52,260
  -            -         200        -          200    (a) Parametric        -          -           808       -          808
                                                      Technology
  -            700       -          -          700    (a) Pericom           9,989      -           -         -          9,989
                                                      Semiconductor
  -            -         150        -          150    (a) Riverstone        -          -           705       -          705
                                                      Networks
  200          -         -          -          200    (a) Sandisk           3,272      -           -         -          3,272
  -            2,500     -          -                 (a) Sun               -          20,450      -         -
                                             2,500    Microsystems                                                    20,450
  -            -         50         -          50     (a) Symantec          -          -           1,771     -          1,771
  -            -         100        -          100    (a) Taiwan            -          -           1,770     -          1,770
                                                      Semiconductor
                                                      Manufacturing, ADR
  -            1,200     -          -                 Texas Instruments     -          37,116      -         -
                                             1,200                                                                    37,116
  -            600       -          -          600    (a) Veritas           -          17,004      -         -
                                                      Software                                                        17,004
  -            -         150        -          150    (a) Western Digital   -          -           929       -          929
                                                                          --------------------------------------------
                                                           Total            47,077     351,339               -
                                                                                                 18,650               417,066
                                                                          ------------------------------------------------------
 Materials - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
  1,100        -         -          -                 (a) Crown Cork &      12,386     -           -         -
                                             1,100    Seal                                                            12,386
  200          -         -          -          200    MacDermid             4,400      -           -         -          4,400
  200          -         -          -          200    (a) Silgan Holdings   7,960      -           -         -          7,960
                                                           Total            24,746     -           -         -
                                             -                                                                        24,746
                                                                          ------------------------------------------------------
 Telecommunication Services - 2.1%
--------------------------------------------------------------------------------------------------------------------------------
  -            1,300     -          -                 BellSouth             -          39,455      -         -
                                             1,300                                                                    39,455
  -            1,500     -          -                 SBC Communications    -          46,590      -         -
                                             1,500                                                                    46,590
  -            -         250        -          250    (a) Sprint (PCS       -          -           2,803     -          2,803
                                                      Group)
                                                                          --------------------------------------------
                                                           Total            -          86,045      2,803     -
                                                                                                                      88,848
                                                                          ------------------------------------------------------
 Utilities - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
  -            900       -          -          900    El Paso               -          36,000      -         -
                                                                                                                      36,000
                                                           Total            -          36,000      -         -
                                                                                                                      36,000
                                                                          ------------------------------------------------------
                                                      Total Common                                           -
                                                      Stocks (identified  293,430    1,696,682   103,047              2,093,159
                                                      cost $2,299,598)
                                                                          ------------------------------------------------------

 Related Money Market Portfolio - 2.7%
  24,335                 3,246      33,286            (b) ARK Money         24,335     52,756      3,246     33,286
             52,756                          113,623  Market Portfolio                                                113,623
                                                      Institutional Class
                                                                          --------------------------------------------
                                                           Total Related    24,335     52,756      3,246     33,286
                                                      Money Market                                                    113,623
                                                      Portfolio (Cost
                                                      $113,623)
                                                                          ------------------------------------------------------
 U.S. Treasury Obligations - 12.2%
  -            -         -          40,000            Treasury Inflation    -          -           -         42,152
                                             40,000   Protection                                                      42,152
                                                      Securities,
                                                      3.500%, 01/15/11
  -            -         -                            Treasury Inflation    -          -           -
                                  100,000    100,000  Protection                                           102,339    102,339
                                                      Securities,
                                                      3.375%, 01/15/12
  -            -         -                            U.S. Treasury         -          -           -
                                  125,000    125,000  Notes, 6.125%,                                       133,832    133,832
                                                      08/15/07
  -            -         -                            U.S. Treasury         -          -           -
                                  140,000    140,000  Notes, 4.750%,                                       139,530    139,530
                                                      11/15/08
  -            -         -                            U.S. Treasury         -          -           -
                                  100,000    100,000  Notes, 3.375%,                                       100,281    100,281
                                                      04/30/04
                                                                          --------------------------------------------
                                                           Total U.S.       -          -           -
                                                      Treasury                                             518,134    518,134
                                                      Obligations (Cost
                                                      $512,453)
                                                                          ------------------------------------------------------
 U.S. Government Agency Obligations - 11.1%
  -            -         -                            FHLMC, 7.000%,        -          -           -
                                  100,000    100,000  07/15/05                                             108,195    108,195
  -            -         -                            FHLMC, 6.375%,        -          -           -
                                  250,000    250,000  11/15/03                                             261,875    261,875
  -            -         -                            FNMA, 5.500%,         -          -           -
                                  100,000    100,000  05/02/06                                             102,070    102,070
                                                                          --------------------------------------------
                                                           Total U.S.       -          -           -
                                                      Government Agency                                    472,140    472,140
                                                      Obligations (Cost
                                                      $470,320)
                                                                          ------------------------------------------------------
 Corporate Obligations - 14.0%
      Consumer Discretionary - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
  -            -         -          30,000            Target, 7.500%,       -          -           -         32,325
                                             30,000   02/15/05                                                        32,325
                                                                          --------------------------------------------

Energy -
1.2%
------------------------------------------------------
  -            -         -          50,000            Apache, 6.500%,       -          -           -         51,750
                                             50,000   12/15/07                                                        51,750
                                                                          --------------------------------------------
       Financials - 9.7%
--------------------------------------------------------------------------------------------------------------------------------
  -            -         -                            Credit Suisse         -          -           -         98,986
                                  100,000    100,000  First Boston,                                                   98,986
                                                      6.500%, 01/15/12
  -            -         -          26,000            Ford Motor Credit,    -          -           -         26,339
                                             26,000   6.875%, 02/01/06                                                26,339
  -            -         -          25,000            Goldman Sachs         -          -           -         26,840
                                             25,000   Group, Ser B, MTN,                                              26,840
                                                      7.500%, 01/28/05
  -            -         -          75,000            Goldman Sachs         -          -           -         79,688
                                             75,000   Group, Ser E, MTN,                                              79,688
                                                      7.350%, 10/01/09
  -            -         -          75,000            Household Finance,    -          -           -         80,577
                                             75,000   8.000%, 07/15/10                                                80,577
  -            -         -                            Kimco Realty,         -          -           -
                                  100,000    100,000  6.875%, 02/10/09                                     101,138    101,138
                                                                          --------------------------------------------
                                                           Total            -          -           -
                                                                                                           413,568    413,568
                                                                          ------------------------------------------------------
       Industrials - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
  -            -         -          25,000            Canadian National     -          -           -         26,188
                                             25,000   Railway, 7.000%,                                                26,188
                                                      03/15/04
                                                                          --------------------------------------------
       Telecommunication Services - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
  -            -         -          25,000            Sprint Capital,       -          -           -         24,449
                                             25,000   7.125%, 01/30/06                                                24,449
                                                                          --------------------------------------------
       Utilities - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
  -            -         -          50,000            Consolidated          -          -           -         49,016
                                             50,000   Natural Gas, Ser                                                49,016
                                                      C, 6.250%, 11/01/11
                                                                          --------------------------------------------
                                                           Total            -          -           -
                                                      Corporate                                            597,296    597,296
                                                      Obligations (Cost
                                                      $600,590)
                                                                          ------------------------------------------------------
  Asset-Backed Securities - 4.8%
  -            -         -                            ANRC Auto Owner
                                  100,000    100,000  Trust, Ser 2001-A,
                                                      Cl A-4,
                                                        4.320%, 06/16/08    -          -           -
                                                                                                           100,799    100,799
  -            -         -                            Residential Asset
                                  100,000    100,000  Securities, Ser
                                                      2001-KS3, Cl A13,
                                                       5.180%, 08/25/27     -          -           -
                                                                                                           101,521    101,521
                                                                          --------------------------------------------
                                                           Total            -          -           -
                                                      Asset-Backed                                         202,320    202,320
                                                      Securities  (Cost
                                                      $199,978)
                                                                          ------------------------------------------------------
  Bank Note - 1.2%
  -            -         -          50,000            US Bank, 6.375%,      -          -           -         50,706
                                             50,000   08/01/11                                                        50,706
                                                                          --------------------------------------------
                                                           Total Bank       -          -           -         50,706
                                                      Note  (Cost                                                     50,706
                                                      $51,100)
                                                                          ------------------------------------------------------
 Repurchase Agreement - 3.5%
  -            -         -                            First Boston
                                  150,000    150,000  1.870%, dated
                                                      04/30/02, matures
                                                      05/01/02,
                                                      repurchase price
                                                      $150,008
                                                      (collateralized by
                                                      U.S. Treasury
                                                      Obligations)          -          -           -
                                                                                                           150,000    150,000
                                                                          --------------------------------------------
                                                           Total            -          -           -
                                                      Repurchase                                           150,000    150,000
                                                      Agreement (Cost
                                                      $150,000)
                                                                          ------------------------------------------------------
                                                      Total Investments
                                                      (identified cost    317,765    1,749,438   106,293   2,023,882  4,197,378
                                                      $4,397,662)
                                                                          ------------------------------------------------------




(a) Non-income producing security.

(b) This money market portfolio is advised by Allied Investment Advisors, Inc., who also serves as adviser of this portfolio.

(c) The cost of investments for federal tax purposes amounts to $4,397,662. The net unrealized depreciation of investments on a federal tax basis amounts to $200,284 which is comprised of $145,228 appreciation and $345,512 depreciation at April 30, 2002.

Note:The  categories  of  investments  are shown as a  percentage  of net assets
     ($4,254,354) at April 30, 2002.

The  following acronyms are used throughout this report:

ADR   American Depositary Receipt
Cl  Class
FHLMC  Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
MTN  Medium Term Note
Ser   Series


(See Notes to the Proforma Financial Statements)



 ARK Social Issues Funds
Pro Forma Combining Statements of Assets and Liabilities
April 30, 2002




                                    ARK             ARK             ARK            ARK
                                   Social         Social          Social          Social
                                   Issues         Issues          Issues          Issues
                                 Small-Cap       Blue Chip        Capital      Intermediate
                                   Equity         Equity          Growth       Fixed Income     Pro Forma      Proforma
                                 Portfolio       Portfolio       Portfolio      Portfolio      Adjustment      Combined
                                -------------   ------------    ------------   -------------   ------------  -------------
Assets:
--------------------------------
Investments in securities, at       $317,765                       $106,293      $2,023,882              -      4,197,378
value                                            $1,749,438
Cash                                       1              1               1               -              -              3
Income receivable                         33          1,656              57          30,256              -         32,002
Receivable for investments sold       11,179              -           4,860          68,461                        84,500
Expense reimbursement from             3,302          3,962           4,874           1,567              -         13,705
Advisor
Prepaid expenses                       2,942            169             259             167                         3,537
Other assets                             541              -               -               -              -            541
                                -------------   ------------    ------------   -------------   ------------  -------------
     Total assets                    335,763      1,755,226         116,344       2,124,333              -      4,331,666
                                -------------   ------------    ------------   -------------   ------------  -------------
Liabilities:
--------------------------------
Income distribution payable                -              -               -           3,296              -          3,296
Payable for investments                    -              -           2,126          61,079              -         63,205
purchased
Payable for shares redeemed            9,189              -               -               -              -          9,189
Accrued expenses                          93            648              42             839              -          1,622
                                -------------   ------------    ------------   -------------   ------------  -------------
     Total liabilities                 9,282            648           2,168          65,214              -         77,312
                                -------------   ------------    ------------   -------------   ------------  -------------
Net Assets                          $326,481                       $114,176      $2,059,119             $-     $4,254,354
                                                 $1,754,578
---------------------------------------------   ------------    ------------   -------------   ------------  -------------
Net Assets Consists of:
--------------------------------
Paid in capital                     $244,548                       $139,863      $2,165,319             $-      4,565,642
                                                 $2,015,912
Net unrealized appreciation
(depreciation)
  of investments                      21,974      (229,096)             683           6,155              -      (200,284)
Accumulated net realized gain
(loss) on
   investments                        59,959       (33,144)        (26,370)       (112,355)              -      (111,910)
Accumulated undistributed net
investment
   income                                  -            906               -               -              -            906
                                -------------   ------------    ------------   -------------   ------------  -------------
     Total Net Assets               $326,481                       $114,176      $2,059,119             $-     $4,254,354
                                                 $1,754,578
                                -------------   ------------    ------------   -------------   ------------  -------------

Shares Outstanding -
---------------------------------------------   ------------    ------------                   ------------
     Institutional Shares             20,257        218,487          15,077         210,382       (29,589) (a)    434,614
Net Asset Value, Offering
Price and
Redemption Proceeds Per Share -
    Institutional Shares              $16.12          $8.03           $7.57           $9.79                         $9.79
                                                                                               ------------
Investments, at identified cost     $295,791                       $105,610      $2,017,727             $-     $4,397,662
                                                 $1,978,534
                                -------------   ------------    ------------   -------------   ------------  -------------
Investments, at tax cost            $295,791                       $105,610      $2,017,727             $-     $4,397,662
                                                 $1,978,534
                                                                               -------------   ------------  -------------




(a) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)



                                           ARK Social Issues Funds
                                Pro Forma Combining Statements of Operations
                                         Year Ended April 30, 2002


                                  ARK           ARK          ARK           ARK
                                  Social        Social       Social        Social
                                  Issues        Issues       Issues        Issues
                                  Small-Cap     Blue Chip    Capital       Intermediate
                                  Equity        Equity       Growth        Fixed         Pro Forma      Pro Forma
                                                                           Income
                                  Portfolio     Portfolio    Portfolio     Portfolio     Adjustment     Combined
Investment Income:
Dividends                          $819          $17,680      $366          $456          $-             $19,321
Interest                           237           3,567        257           115,173       -              119,234
     Total investment income       1,056         21,247       623           115,629       -              138,555
Expenses:
Investment adviser fee             1,011         10,712       543           15,913        1,601          29,780
                                                                                                    (a)
Administrative personnel and       8,003         9,804        7,948         11,261        (34,439)       2,577
services fee                                                                                        (b)
Custodian fees                     17            227          11            92            (137)          210
                                                                                                    (c)
Transfer and dividend disbursing
agent
  fees and expenses                28            279          15            149           217            688
                                                                                                    (d)
Directors' fees                    3             32           2             44            24             105
                                                                                                    (e)
Professional Fees                  4,607         4,811        4,593         5,039         (19,050)       -
                                                                                                    (f)
Auditing fees                      -             -            -             -             1,000          1,000
                                                                                                    (g)
Legal fees                         -             -            -             -             100            100
                                                                                                    (h)
Portfolio accounting fees          -             -            -             -             1,688          1,688
                                                                                                    (i)
Shareholder services fees -        190           2,295        117           3,978         4,056          10,636
Institutional Shares                                                                                (j)
Share registration costs           162           371          62            75            11,670         12,340
                                                                                                    (k)
Printing and postage               14            155          8             93            182            452
                                                                                                    (l)
Insurance premiums                 -             -            -             -             1,000          1,000
                                                                                                    (m)
Miscellaneous                      27            52           33            125           763            1,000
                                                                                                    (n)
     Total expenses                14,062        28,738       13,332        36,769        (31,325)       61,576
Waivers and reimbursement
Waiver of investment adviser fee   (486)         (3,390)      (180)         (6,150)       1,697          (8,509)
                                                                                                    (o)
Waiver of administrative           (19)          (141)        (9)           (279)         448            -
personnel and services fee                                                                          (p)
Reimbursement of other operating   (12,067)      (9,835)      (12,322)      (8,366)       42,590         -
expenses                                                                                            (q)
Total Waivers and reimbursement    (12,572)      (13,366)     (12,511)      (14,795)      44,735         (8,509)
    Net expenses                   1,490         15,372       821           21,974        13,410         53,067
     Net investment income/(net    $(434)        $5,875       $(198)        $93,655       $(13,410)      $85,488
operating loss)
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on        59,261        (33,144)     (26,370)      (110,696)     -
investments                                                                                             (110,949)
Net change in unrealized
appreciation (depreciation) on
   Investments                     21,974        (229,096)    683           6,155         -
                                                                                                        (200,284)
     Net realized and unrealized   81,235        (262,240)    (25,687)      (104,541)     -
gain (loss) on investments                                                                              (311,233)
          Change in net assets     $80,801                    $(25,885)     $(10,886)     $(13,410)
resulting from operations                       $(256,365)                                              $(225,745)




(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)




                  ARK Social Issues Small-Cap Equity Portfolio
                  ARK Social Issues Blue Chip Equity Portfolio
                   ARK Social Issues Capital Growth Portfolio
              ARK Social Issues Intermediate Fixed Income Portfolio
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002


(a) M&T Asset Management (the "Adviser"), a department of Manufacturers and Traders Trust Company, receives for its services an annual investment advisory fee equal to 0.70% of the VISION Social Balanced Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the VISION Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and each can modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ, through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Director's fee due to the combining of two portfolios into one.

(f)  Adjustment  to  reflect  the   Professional   fee  reductions  of  the  ARK
     Pennsylvania Tax-Free Portfolio due to the combining of two portfolios into one.

(g) Adjustment to reflect the Audit fee due to the combining of two portfolios into one.

(h) Adjustment to reflect the Legal fee due to the combining of two portfolios into one.

(i) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(j) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% due to combining two portfolios into one.

(k) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(l) Adjustment to reflect Printing and postage expenses due to the combining of two portfolios into one.

(m) Adjustment to reflect Insurance expense due to the combining of two portfolios into one.

(n) Adjustment to reflect Miscellaneous expenses due to the combining of two portfolios into one.

(o) Adjustment to reflect reduction of waiver of investment adviser fee due to the combining of two portfolios into one.

(p) Adjustment to reflect reduction of waiver of administrative and personnel and services fee, which is no longer applicable.

(q) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                  ARK Social Issues Small-Cap Equity Portfolio
                  ARK Social Issues Blue Chip Equity Portfolio
                   ARK Social Issues Capital Growth Portfolio
              ARK Social Issues Intermediate Fixed Income Portfolio
                     Notes to Pro Forma Financial Statements
                                 April 30, 2002

Basis of Combination

     The accompanying Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK Social Issues Small-Cap Equity
Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Intermediate Fixed Income Portfolio, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK Social Issues Small-Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio for shares of ARK Social Issues Intermediate Fixed Income Portfolio. Under generally accepted accounting principles, ARK Social Issues Intermediate Fixed Income Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, ARK Social Issues Small-Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio paid investment advisory fees computed at the annual rate of 0.80%, 0.70%, 0.70% and 0.60%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest

     The Pro Forma net asset value per share assumes the issuance of 434,614 shares of the VISION Social Balanced Fund (accounting survivor) in exchange for 20,257 shares of the ARK Social Issues Small-Cap Equity Portfolio, 218,487 shares of the ARK Social Issues Blue Chip Equity Portfolio, 15,077 shares of the ARK Social Issues Capital Growth Portfolio and 210,382 shares of the ARK Social Issues Intermediate Fixed Income Portfolio which would have been issued at April 30, 2002, in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
October 31, 2002 (unaudited)





ARK         ARK       ARK       ARK                                         ARK       ARK       ARK        ARK
Social      Social    Social    Social                                      Social    Social    Social     Social
Issues      Issues    Issues    Issues                                      Issues    Issues    Issues     Issues
Small-Cap   Blue Chip Capital   Intermediate                                Small-Cap Blue Chip Capital    Intermediate
Equity      Equity    Growth    Fixed     Pro                               Equity    Equity    Growth     Fixed        Pro
                                Income    Forma                                                            Income       Forma
Portfolio   Portfolio Portfolio Portfolio Combined                          Portfolio Portfolio Portfolio  Portfolio    Combined
------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 23.6%
 Consumer Discretionary - 3.8%
------------------------------------------------------------------------------------------------------------------------------
 -           -         150       -        150     (a) American Axle &       -         -         3,555      -          3,555
                                                  Manufacturing
 -           -         75        -        75      Applebees International   -         -         1,784      -          1,784
 -           1,100     -         -        1,100   (a) AOL Time Warner       -         16,225    -          -          16,225
 -           600       -         -        600     (a) Best Buy              -         12,366    -          -          12,366
 -           -         75        -        75      (a) Brinker               -         -         2,129      -          2,129
                                                  International
 -           -         60        -        60      Centex                    -         -         2,729      -          2,729
 300         -         -         -        300     (a) Central Garden & Pet  5,997     -         -          -          5,997
 -           -         50        -        50      Cheesecake Factory        -         -         1,695      -          1,695
 -           -         100       -        100     (a) Clear Channel         -         -         3,705      -          3,705
                                                  Communications
 -           -         100       -        100     (a) Cumulus Media, Cl A   -         -         1,714      -          1,714
 -           -         75        -        75      Darden Restaurants        -         -         1,423      -          1,423
 200         -         -         -        200     (a) Emmis                 4,364     -         -          -          4,364
                                                  Communications, Cl A
 400         -         -         -        400     (a) Entravision           4,784     -         -          -          4,784
                                                  Communications, Cl A
 100         -         -         -        100     (a) FTI Consulting        4,160     -         -          -          4,160
 -           -         100       -        100     (a) Hispanic              -         -         2,150      -          2,150
                                                  Broadcasting
 -           500       -         -        500     Interpublic Group         -         5,985     -          -          5,985
 -           -         100       -        100     (a) Lear                  -         -         3,655      -          3,655
 -           -         75        -        75      Lennar                    -         -         4,138      -          4,138
 -           400       -         -        400     Lowe's                    -         16,692    -          -          16,692
 400         -         -         -        400     (a) Moore                 4,420     -         -          -          4,420
 200         -         -         -        200     (a) Movie Gallery         3,638     -         -          -          3,638
 -           -         15        -        15      (a) NVR                   -         -         5,085      -          5,085
 -           -         25        -        25      Omnicom Group             -         -         1,441      -          1,441
 -           -         75        -        75      Outback Steakhouse        -         -         2,554      -          2,554
 300         -         -         -        300     Pep Boys-Manny Moe &      3,480     -         -          -          3,480
                                                  Jack
 -           -         100       -        100     Ruby Tuesday              -         -         1,745      -          1,745
 100         -         -         -        100     (a) SCP Pool              2,850     -         -          -          2,850
 200         -         -         -        200     (a) Steak N Shake         2,198     -         -          -          2,198
             600       -         -        600     Target                    -         18,072    -          -          18,072
 -           -         125       -        125     (a) Toll Brothers         -         -         2,560      -          2,560
 -           -         150       -        150     Viacom, Cl B              -         -         6,692      -          6,692
                                                       Total Consumer       35,891    69,340    48,754     -
                                                  Discretionary                                                      153,985
                                                                           ---------------------------------------------------
 Consumer Staples - 2.3%
------------------------------------------------------------------------------------------------------------------------------
  -           700       -                  700    CVS                        -                   -          -
                                -                                                    19,411                          19,411
  200         -         -                  200    (a) Duane Reade            3,848     -         -          -
                                -                                                                                    3,848
  100         -         -                  100    Fresh Del Monte            2,726     -         -          -
                                -                                                                                    2,726
  -           -         50                 50     General Mills              -         -         2,066      -
                                -                                                                                    2,066
  -           500       -                  500    Kraft Foods, Cl A          -                   -          -
                                -                                                    19,750                          19,750
  -           400       -                  400    PepsiCo                    -                   -          -
                                -                                                    17,640                          17,640
  -           300       -                  300    Proctor & Gamble           -                   -          -
                                -                                                    26,535                          26,535
                                                                           ------------------------------------------
                                                       Total                 6,574               2,066      -
                                                                                     83,336                          91,976
                                                                           ---------------------------------------------------
 Energy - 1.6%
------------------------------------------------------------------------------------------------------------------------------
  -           200       -                  200    ChevronTexaco              -                   -          -
                                -                                                    13,526                          13,526
  -           -         30                 30     Ensco International        -         -         811        -          811
                                -
  -           700       -                  700    Exxon Mobil                -                   -          -
                                -                                                    23,562                          23,562
  200         -         -                  200    (a) Horizon Offshore       1,228     -         -          -
                                -                                                                                    1,228
  300         -         -                  300    (a) Key Energy Services    2,679     -         -          -
                                -                                                                                    2,679
  -           -         90                 90     (a) Nabors Industries      -         -         3,147      -
                                -                                                                                    3,147
  -           -         30                 30     (a) Patterson-UTI Energy   -         -         868        -          868
                                -
  -           600       -                  600    (a) Smith International    -                   -          -
                                -                                                    18,756                          18,756
  -           -         25                 25     (a) Weatherford            -         -         1,001      -
                                -                 International                                                      1,001
                                                                           ------------------------------------------
                                                       Total                 3,907               5,827      -
                                                                                     55,844                          65,578
                                                                           ---------------------------------------------------
 Financials - 5.2%
------------------------------------------------------------------------------------------------------------------------------
  -           -         40                 40     AMBAC Financial Group      -         -         2,472      -
                                -                                                                                    2,472
  -           600       -                  600    American Express           -                   -          -
                                -                                                    21,822                          21,822
  -           400       40                 440    American International     -                   2,502      -
                                -                 Group                              25,020                          27,522
  500         -         -                  500    BankAtlantic Bancorp,      4,660     -         -          -
                                -                 Cl A                                                               4,660
  -           -         40                 40     Boston Properties          -         -         1,428      -
                                -                                                                                    1,428
  100         -         -                  100    Brown & Brown              3,040     -         -          -
                                -                                                                                    3,040
  -           -         75                 75     Capital One Financial      -         -         2,285      -
                                -                                                                                    2,285
  -           700       -                  700    Citigroup                  -                   -          -
                                -                                                    25,865                          25,865
  200         -         -                  200    East-West Bancorp          6,900     -         -          -
                                -                                                                                    6,900
  -           -         55                 55     Equity Office              -         -         1,324      -
                                -                 Properties Trust                                                   1,324
  -           -         100                100    Fannie Mae                 -         -         6,686      -
                                -                                                                                    6,686
  -           -         125                125    Freddie Mac                -         -         7,697      -
                                -                                                                                    7,697
  100         -         -                  100    Hilb Rogal & Hamilton      4,100     -         -          -
                                -                                                                                    4,100
  200         -         -                  200    Huntington Bancshares      3,782     -         -          -
                                -                                                                                    3,782
  100         -         -                  100    Independence Community     2,567     -         -          -
                                -                 Bank                                                               2,567
  -           400       -                  400    JP Morgan Chase            -         8,300     -          -
                                -                                                                                    8,300
  -           -         50                 50     MBIA                       -         -         2,183      -
                                -                                                                                    2,183
  -           -         100                100    MBNA                       -         -         2,031      -
                                -                                                                                    2,031
  200         -         -                  200    Max Re Capital             2,072     -         -          -
                                -                                                                                    2,072
  -           300       -                  300    Morgan Stanley             -                   -          -
                                -                                                    11,676                          11,676
  -           500       -                  500    Northern Trust             -                   -          -
                                -                                                    17,410                          17,410
  -           -         90                 90     Principal Financial        -         -         2,525      -
                                -                 Group                                                              2,525
  -           -         60                 60     Simon Property Group       -         -         2,049      -
                                -                                                                                    2,049
  100         -         -                  100    UCBH Holdings              4,189     -         -          -
                                -                                                                                    4,189
  -           -         40                 40     Vornado Realty Trust       -         -         1,470      -
                                -                                                                                    1,470
  -           500       -                  500    Wells Fargo                -                   -          -
                                -                                                    25,235                          25,235
  100         -         -                  100    (a) Willis Group           3,060     -         -          -
                                -                 Holdings                                                           3,060
  400         -         -                  400    (a) Windrose Medical       4,180     -         -          -
                                -                 Properties                                                         4,180
                                                                           ------------------------------------------
                                                       Total                                     34,652     -
                                                                           38,550    135,328                         208,530
                                                                           ---------------------------------------------------
 Healthcare - 4.5%
------------------------------------------------------------------------------------------------------------------------------
  -           -         25                 25     (a) Accredo Health         -         -         1,157      -
                                -                                                                                    1,157
  -           -         100                100    (a) AdvancePCS             -         -         2,510      -
                                -                                                                                    2,510
  -           -         40                 40     AmerisourceBergen          -         -         2,846      -
                                -                                                                                    2,846
  -           400       -                  400    (a) Amgen                  -                   -          -
                                -                                                    18,624                          18,624
  -           400       -                  400    Baxter International       -                   -          -
                                -                                                    10,008                          10,008
  -           600       150                750    Bristol-Myers Squibb       -                   3,691      -
                                -                                                    14,766                          18,457
  -           200       80                 280    Cardinal Health            -                   5,537      -
                                -                                                    13,842                          19,379
  -           -         150                150    (a) Caremark Rx            -         -         2,655      -
                                -                                                                                    2,655
  -           400       75                 475    Eli Lilly                  -                   4,163      -
                                -                                                    22,200                          26,363
  -           -         70                 70     (a) Express Scripts        -         -         3,805      -
                                -                                                                                    3,805
  100         -         -                  100    (a) Immucor                2,230     -         -          -
                                -                                                                                    2,230
  100         -         -                  100    (a) Manor Care             1,977     -         -          -
                                -                                                                                    1,977
  500         -         -                  500    (a) Medical Action         5,745     -         -          -
                                -                 Industries                                                         5,745
  -           400       50                 450    Medtronic                  -                   2,240      -
                                -                                                    17,920                          20,160
  -           400       -                  400    Merck                      -                   -          -
                                -                                                    21,696                          21,696
  100         -         -                  100    Noven Pharmaceuticals      1,281     -         -          -
                                -                                                                                    1,281
  100         -         -                  100    (a) Orthofix               2,540     -         -          -
                                -                 International                                                      2,540
  -           -         125                125    (a) Phamaceutical          -         -         3,425      -
                                -                 Product Development                                                3,425
  600         -         -                  600    (a) Possis Medical         6,703     -         -          -
                                -                                                                                    6,703
  500         -         -                  500    (a) PSS World Medical      3,820     -         -          -
                                -                                                                                    3,820
  -           -         75                 75     (a) Quest Diagnostics      -         -         4,787      -
                                -                                                                                    4,787
                                                                           ------------------------------------------
                                                       Total                                     36,816     -
                                                                           24,296    119,056                         180,168
                                                                           ---------------------------------------------------
 Industrials - 1.5%
------------------------------------------------------------------------------------------------------------------------------
  -           -         50                 50     (a) Arbitron               -         -         1,707      -
                                -                                                                                    1,707
  -           -         150                150    (a) Ceridian               -         -         2,067      -
                                -                                                                                    2,067
  -           400       -                  400    Danaher                    -                   -          -
                                -                                                    23,140                          23,140
  -           400       -                  400    Emerson Electric           -                   -          -
                                -                                                    19,272                          19,272
  100         -         -                  100    (a) Heartland Express      1,963     -         -          -
                                -                                                                                    1,963
  700         -         -                  700    (a) Mesa Air Group         3,857     -         -          -
                                -                                                                                    3,857
  500         -         -                  500    (a) OMI                    1,925     -         -          -
                                -                                                                                    1,925
  300         -         -                  300    (a) Sylvan Learning        4,581     -         -          -
                                -                 Systems                                                            4,581
  -           -         100                100    Viad                       -         -         1,942      -
                                -                                                                                    1,942
                                                                           ------------------------------------------
                                                       Total                                     5,716      -
                                                                           12,326    42,412                          60,454
                                                                           ---------------------------------------------------
 Information Technology - 3.4%
------------------------------------------------------------------------------------------------------------------------------
  400         -         -                  400    (a) Atmel                  668       -         -          -          668
                                -
  -           600       -                  600    (a) Celestica              -         8,280     -          -
                                -                                                                                    8,280
  -           1,000     -                         (a) Cisco Systems          -                   -          -
                                -        1,000                                       11,180                          11,180
  -           -         250                250    Computer Associates        -         -         3,715      -
                                -                 International                                                      3,715
  100         -         -                  100    (a) Cree                   1,725     -         -          -
                                -                                                                                    1,725
  100         -         -                  100    (a) Cypress                562       -         -          -          562
                                -                 Semiconductor
  -                     100                100    (a) Freemarkets            -         -         718        -          718
                                -
  -           500       -                  500    Intel                      -         8,650     -          -
                                -                                                                                    8,650
  -           400       -                  400    International Business     -                   -          -
                                -                 Machines                           31,576                          31,576
  -           800       -                  800    (a) Jabil Circuit          -                   -          -
                                -                                                    12,344                          12,344
  -           700       -                  700    Koninklijke Philips        -                   -          -
                                -                 Electronics                        12,390                          12,390
  100         -         -                  100    (a) Kopin                  371       -         -          -          371
                                -
  500         -         -                  500    (a) LTX                    3,100     -         -          -
                                -                                                                                    3,100
  -           -         200                200    (a) Mentor Graphics        -         -         1,899      -
                                -                                                                                    1,899
  -           500       -                  500    (a) Microsoft              -                   -          -
                                -                                                    26,735                          26,735
  100         -         -                  100    (a) Pixelworks             570       -         -          -          570
                                -
  -           500       -                  500    Texas Instruments          -         7,930     -          -
                                -                                                                                    7,930
  -           300       -                  300    (a) Veritas Software       -         4,575     -          -
                                -                                                                                    4,575
  200         -                            200    (a) Zoran                  2,998     -         -          -
                                -                                                                                    2,998
                                                                           ------------------------------------------
                                                       Total                 9,994               6,332      -
                                                                                     123,660                         139,986
                                                                           ---------------------------------------------------
 Materials - 0.1%
------------------------------------------------------------------------------------------------------------------------------
  200         -         -                  200    MacDermid                  4,016     -         -          -
                                -                                                                                    4,016
 Telecommunication Services - 1.0%
------------------------------------------------------------------------------------------------------------------------------
  -           -         75                 75     Alltel                     -         -         3,728      -
                                -                                                                                    3,728
  -           700       -                  700    BellSouth                  -                   -          -
                                -                                                    18,305                          18,305
  -           700       -                  700    SBC Communications         -                   -          -
                                -                                                    17,962                          17,962
                                                       Total                 -                   3,728      -
                                                                                     36,267                          39,995
                                                                           ---------------------------------------------------
 Utilities - 0.2%
------------------------------------------------------------------------------------------------------------------------------
  100         -         -                  100    Hawaiian Electric          4,787     -         -          -
                                -                                                                                    4,787
  100         -         -                  100    UGI                        3,879     -         -          -
                                -                                                                                    3,879
                                                       Total                 8,666     -         -          -
                                                                                                                     8,666
                                                                           ---------------------------------------------------
                                                  Total Common Stocks                                       -
                                                  (identified cost         144,220   665,243   143,891               953,354
                                                  $1,079,503)
                                                                           ---------------------------------------------------

 Related Money Market Portfolio - 2.9%
  6,642       7,160     6,530                     (b) ARK Money Market       6,642     7,160     6,530      96,859
                                96,859   117,191  Portfolio Institutional                                            117,191
                                                  Class
                                                                           ------------------------------------------
                                                       Total Related         6,642     7,160     6,530      96,859
                                                  Money Market Portfolio                                             117,191
                                                  (Cost $117,191)
                                                                           ---------------------------------------------------
 U.S. Treasury Obligations - 28.2%
  -           -         -                         Treasury Inflation         -         -         -          45,130
                                40,000   40,000   Index , 3.500%, 01/15/11                                           45,130
  -           -         -                         Treasury Inflation         -         -         -
                                100,000  100,000  Index, 3.375%, 01/15/12                                 110,034    110,034
  -           -         -                         U.S. Treasury Bonds,       -         -         -
                                225,000  225,000  4.375%, 05/15/07                                        241,197    241,197
  -           -         -                         U.S. Treasury Notes,       -         -         -
                                125,000  125,000  6.125%, 08/15/07                                        114,993    114,993
  -           -         -                         U.S. Treasury Notes,       -         -         -
                                200,000  200,000  5.750%, 11/15/05                                        221,164    221,164
  -           -         -                         U.S. Treasury Notes,       -         -         -
                                140,000  140,000  4.750%, 11/15/08                                        152,064    152,064
  -           -         -                         U.S. Treasury Notes,
                                220,000  220,000  4.375%, 08/15/12                                        228,388    228,388
  -           -         -                         U.S. Treasury Notes,       -         -         -          25,575
                                25,000   25,000   3.250%, 08/15/07                                                   25,575
                                                                           ------------------------------------------
                                                       Total U.S.            -         -         -
                                                  Treasury Obligations                                    1,138,545  1,138,545
                                                  (Cost $1,084,056)
                                                                           ---------------------------------------------------
 U.S. Government Agency Obligations - 12.2%
  -           -         -                         FHLB, 6.875%, 08/15/05     -         -         -          89,767
                                80,000   80,000                                                                      89,767
  -           -         -                         FHLB, 6.500%, 11/15/05     -         -         -
                                100,000  100,000                                                          111,665    111,665
  -           -         -                         FHLMC, 4.000%, 10/29/07    -         -         -          76,715
                                75,000   75,000                                                                      76,715
  -           -         -                         FNMA, 5.500%, 05/02/06     -         -         -
                                100,000  100,000                                                          109,401    109,401
  -           -         -                         FNMA, 4.250%, 07/15/07
                                100,000  100,000                                                          104,718    104,718
                                                                           ------------------------------------------
                                                       Total U.S.            -         -         -
                                                  Government Agency                                       492,266    492,266
                                                  Obligations (Cost
                                                  $470,704)
                                                                           ---------------------------------------------------
 U.S. Government Agency Mortgage-Backed Obligations - 0.6%
  -           -         -                         FHLMC, 4.105%, 10/27/31    -         -         -          25,252
                                25,000   25,000                                                                      25,252
                                                       Total U.S.                                -          25,252
                                                  Government Agency                                                  25,252
                                                  Mortgage-Backed
                                                  Obligations (Cost
                                                  $25,000)
                                                                           ---------------------------------------------------
 Corporate Obligations - 10.9%
       Banks - 0.6%
------------------------------------------------------------------------------------------------------------------------------
  -           -         -                         Mellon Funding, 4.875%,    -         -         -          26,328
                                25,000   25,000   06/15/07                                                           26,328
                                                                           ------------------------------------------
      Consumer Discretionary - 0.8%
------------------------------------------------------------------------------------------------------------------------------
  -           -         -                         Target, 7.500%, 02/15/05   -         -         -          33,262
                                30,000   30,000                                                                      33,262
                                                                           ------------------------------------------
       Energy - 2.1%
------------------------------------------------------------------------------------------------------------------------------
  -           -         -                         Apache, 6.500%, 12/15/07   -         -         -          56,562
                                50,000   50,000                                                                      56,562
  -           -         -                         Devon Financing,           -         -         -          27,744
                                25,000   25,000   6.875%, 09/30/11                                                   27,744
                                                       Total                 -         -         -          84,306
                                                                                                                     84,306
                                                                           ---------------------------------------------------
       Financials - 5.4%
------------------------------------------------------------------------------------------------------------------------------
  -           -         -                         Goldman Sachs Group,       -         -         -          27,364
                                25,000   25,000   Ser B, MTN, 7.500%,                                                27,364
                                                  01/28/05
  -           -         -                         Heller Financial,          -         -         -          27,534
                                25,000   25,000   6.375%, 03/15/06                                                   27,534
  -           -         -                         Kimco Realty, 6.875%,      -         -         -
                                100,000  100,000  02/10/09                                                108,097    108,097
  -           -         -                         Wells Fargo, 6.125%,       -         -         -          54,612
                                50,000   50,000   04/18/12                                                           54,612
                                                                           ------------------------------------------
                                                       Total                 -         -         -
                                                                                                          217,607    217,607
                                                                           ---------------------------------------------------
       Industrials - 0.7%
------------------------------------------------------------------------------------------------------------------------------
  -           -         -                         Canadian National          -         -         -          26,469
                                25,000   25,000   Railway, 7.000%,                                                   26,469
                                                  03/15/04
                                                                           ------------------------------------------
       Utilities - 1.3%
------------------------------------------------------------------------------------------------------------------------------
  -           -         -                         Consolidated Natural       -         -         -          51,877
                                50,000   50,000   Gas, Ser C, 6.250%,                                                51,877
                                                  11/01/11
                                                                           ------------------------------------------
                                                       Total Corporate       -         -         -
                                                  Obligations (Cost                                       439,849    439,849
                                                  $414,120)
                                                                           ---------------------------------------------------
  Asset-Backed Securities - 5.1%
  -           -         -                         ANRC Auto Owner Trust,
                                100,000  100,000  Ser 2001-A, Cl A-4,
                                                    4.320%, 06/16/08         -         -         -
                                                                                                          103,988    103,988
  -           -         -                         Residential Asset
                                100,000  100,000  Securities, Ser
                                                  2001-KS3, Cl A13,
                                                   5.180%, 08/25/27          -         -         -
                                                                                                          102,525    102,525
                                                                           ------------------------------------------
                                                       Total Asset-Backed    -         -         -
                                                  Securities  (Cost                                       206,513    206,513
                                                  $199,979)
                                                                           ---------------------------------------------------
  Bank Note - 1.4%
  -           -         -                         US Bank, 6.375%,           -         -         -          55,318
                                50,000   50,000   08/01/11                                                           55,318
                                                                           ------------------------------------------
                                                       Total Bank Note       -         -         -          55,318
                                                  (Cost $51,055)                                                     55,318
                                                                           ---------------------------------------------------
 Repurchase Agreement - 9.0%
  9,000       -         3,000                     First Boston 1.92%,
                                350,000  362,000  dated 10/31/02, matures
                                                  11/01/02,
                                                  repurchase price
                                                  $9,000, $3,000 and
                                                  $350,019, respectively
                                                  (collateralized by U.S.    9,000     -         3,000
                                                  Treasury Obligations)                                   350,000    362,000
                                                       Total Repurchase      9,000     -         3,000
                                                  Agreements (Cost                                        350,000    362,000
                                                  $362,000)
                                                                           ---------------------------------------------------
                                                  Total Investments
                                                  (identified cost         159,862   672,403   153,421    2,804,602  3,790,288
                                                  $3,803,608)
                                                                           ---------------------------------------------------




(a) Non-income producing security.

(b) This money market portfolio is advised by Allied Investment Advisors, Inc., who also serves as adviser of this portfolio.

(c) The cost of investments for federal tax purposes amounts to $3,864,855. The net unrealized depreciation of investments on a federal tax basis amounts to $74,567 which is comprised of $145,526 appreciation and $220,093 depreciation at October 31, 2002.

Note:The  categories  of  investments  are shown as a  percentage  of net assets
     ($4,034,399) at October 31, 2002.

The following acronyms are used throughout this report:
ADR   American Depositary Receipt
Cl  Class
FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
MTN  Medium Term Note
Ser   Series

(See Notes to the Proforma Financial Statements)



 ARK Social Issues Funds
Pro Forma Combining Statements of Assets and Liabilities
October 31, 2002 (unaudited)



                                      ARK             ARK            ARK             ARK
                                    Social          Social          Social          Social
                                    Issues          Issues          Issues          Issues
                                   Small-Cap       Blue Chip       Capital       Intermediate
                                    Equity          Equity          Growth       Fixed Income     Pro Forma       Proforma
                                   Portfolio       Portfolio      Portfolio       Portfolio       Adjustment      Combined
Assets:
Investments in securities, at        $159,862        $672,403        $153,421      $2,804,602               -
value                                                                                                             3,790,288
Cash                                        -               1               -               1               -             2
Income receivable                          22           1,554              70          34,148               -        35,794
Receivable for shares sold                  -               -               -         190,000               -       190,000
Receivable for investments sold             -               -           7,377               -                         7,377
Expense reimbursement from              6,557           2,520           7,236           5,582               -        21,895
Advisor
Prepaid expenses                            8              49               2              52                           111
Other assets                            3,987           7,364           3,308           7,907               -        22,566
     Total assets                     170,436         683,891         171,414       3,042,292               -
                                                                                                                  4,068,033
Liabilities:
Income distribution payable                 -               -               -           6,775               -         6,775
Payable for investments purchased       1,763               -           7,544               -               -         9,307
Accrued expenses                        2,056           2,011           6,188           7,297               -        17,552
     Total liabilities                  3,819           2,011          13,732          14,072               -        33,634
Net Assets                           $166,617        $681,880        $157,682      $3,028,220              $-
                                                                                                                 $4,034,399
Net Assets Consists of:
Paid in capital                      $170,329                        $207,481      $3,027,265              $-
                                                   $1,389,114                                                     4,794,189
Net unrealized appreciation
(depreciation)
  of investments                     (19,155)       (106,017)           (977)         112,829               -      (13,320)
Accumulated net realized gain
(loss) on
   investments                         15,441       (602,542)        (48,822)       (111,874)               -     (747,797)
Accumulated undistributed net
investment
   income                                   2           1,325               -               -               -         1,327
     Total Net Assets                $166,617        $681,880        $157,682      $3,028,220              $-
                                                                                                                 $4,034,399

Shares Outstanding -
     Institutional Shares
(unlimited
     authorization-no par value)       13,955         103,904          25,369         294,145        (45,541) (a)   391,832
Net Asset Value, Offering Price
and
Redemption Proceeds Per Share -
    Institutional Shares               $11.94           $6.56           $6.22          $10.30                        $10.30
Investments, at identified cost      $179,017        $778,420        $154,398      $2,691,773              $-
                                                                                                                 $3,803,608
Investments, at tax cost             $179,017        $839,051        $155,015      $2,691,773              $-
                                                                                                                 $3,864,856



(a) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)


                                           ARK Social Issues Funds
                                Pro Forma Combining Statements of Operations
                               Six Months Ended October 31, 2002 (unaudited)



                                       ARK               ARK              ARK            ARK
                                      Social            Social         Social           Social
                                      Issues            Issues           Issues         Issues
                                    Small-Cap         Blue Chip         Capital      Intermediate
                                      Equity            Equity           Growth      Fixed Income    Pro Forma     Pro Forma
                                    Portfolio         Portfolio        Portfolio      Portfolio      Adjustment    Combined
Investment Income:
Dividends                                $1,027           $11,000            $362            $633           $-       $13,022
Less: Foreign taxes withheld                  -                 -             (3)               -            -          $(3)
Interest                                     99               315              37          48,436            -        48,887
     Total investment income              1,126            11,315             396          49,069            -        61,906
Expenses:
Investment adviser fee                      888             5,140             472           6,620        1,000        14,120
                                                                                                               (a)
Administrative personnel and             10,700            11,160          13,069          11,867     (45,509)         1,287
services fee                                                                                                   (b)
Custodian fees                            2,219             1,130           4,293           3,627     (11,164)           105
                                                                                                               (c)
Transfer and dividend disbursing
agent
  fees and expenses                       2,316             2,207           2,745           2,587      (9,511)           344
                                                                                                               (d)
Directors' fees                               5                29               3              50         (34)            53
                                                                                                               (e)
Professional Fees                            13                86               8             132        (239)             -
                                                                                                               (f)
Auditing fees                                 -                 -               -               -          500           500
                                                                                                               (g)
Legal fees                                    -                 -               -               -           50            50
                                                                                                               (h)
Portfolio accounting fees                10,868            10,819          13,684          12,874     (47,401)           844
                                                                                                               (i)
Shareholder services fees -                 167             1,101             101           1,655        2,019         5,043
Institutional Shares                                                                                           (j)
Share registration costs                      7                39               4              59        6,061         6,170
                                                                                                               (k)
Printing and postage                          8                57               6              93           62           226
                                                                                                               (l)
Insurance premiums                            -                 -               -               -          500           500
                                                                                                               (m)
Miscellaneous                                 9                66               6           1,844      (1,425)           500
                                                                                                               (n)
     Total expenses                      27,200            31,834          34,391          41,408                     29,742
                                                                                                     (105,091)
Waivers and reimbursement
Waiver of investment adviser fee          (888)           (5,140)           (472)         (6,620)        9,086       (4,034)
                                                                                                               (o)
Waiver of administrative                   (84)             (551)            (50)           (828)        1,513             -
personnel and services fee                                                                                     (p)
Waiver of shareholder services             (59)             (485)            (55)           (871)        1,470             -
fee - Institutional Shares                                                                                     (q)
Reimbursement of other operating       (24,815)          (18,094)        (33,091)        (23,489)       99,489             -
expenses                                                                                                       (r)
Total Waivers and reimbursement        (25,846)          (24,270)        (33,668)        (31,808)      111,558       (4,034)
    Net expenses                          1,354             7,564             723           9,600        6,467        25,708
     Net investment income/(net          $(228)            $3,751          $(327)         $39,469     $(6,467)       $36,198
operating loss)
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on            (39,373)         (569,398)        (22,452)             481            -
investments                                                                                                        (630,742)
Net change in unrealized
appreciation (depreciation) on
   Investments                         (41,129)           123,079         (1,660)         106,674            -       186,964
     Net realized and unrealized       (80,502)         (446,319)        (24,112)         107,155            -
gain (loss) on investments                                                                                         (443,778)
          Change in net assets        $(80,730)        $(442,568)       $(24,439)        $146,624     $(6,467)
resulting from operations                                                                                          $(407,580)




(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)






                  ARK Social Issues Small-Cap Equity Portfolio
                  ARK Social Issues Blue Chip Equity Portfolio
                   ARK Social Issues Capital Growth Portfolio
              ARK Social Issues Intermediate Fixed Income Portfolio
              Notes to Pro Forma Combining Statements of Operations
                     Year Ended October 31, 2002 (unaudited)


(a) M&T Asset Management (the "Adviser"), a department of Manufacturers and Traders Trust Company, receives for its services an annual investment advisory fee equal to 0.70% of the VISION Social Balanced Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the VISION Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and each can modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ, through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

(f)  Adjustment  to  reflect  the   Professional   fee  reductions  of  the  ARK
     Pennsylvania Tax-Free Portfolio due to the combining of two portfolios into one.

(g) Adjustment to reflect the Audit fee due to the combining of two portfolios into one.

(h) Adjustment to reflect the Legal fee due to the combining of two portfolios into one.

(i) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The reduction is due to the combining of two portfolios into one.

(j) The VISION Funds have adopted a shareholder services plan on behalf of each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustments to reflect the shareholder services accrual of 0.25% due to combining two portfolios into one.

(k) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(l) Adjustment to reflect Printing and postage expenses due to the combining of two portfolios into one

(m) Adjustment to reflect Insurance expense due to the combining of two portfolios into one.

(n) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(o) Adjustment to reflect reduction of waiver of investment adviser fee due to the combining of two portfolios into one.

(p) Adjustment to reflect reduction of waiver of administrative and personnel and services fee, which is no longer applicable.

(q) Adjustment to reflect reduction of waiver of shareholder services which, is no longer applicable.

(r) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.


                  ARK Social Issues Small-Cap Equity Portfolio
                  ARK Social Issues Blue Chip Equity Portfolio
                   ARK Social Issues Capital Growth Portfolio
              ARK Social Issues Intermediate Fixed Income Portfolio
                     Notes to Pro Forma Financial Statements
                          October 31, 2002 (unaudited)

Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK Social Issues Small-Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Intermediate Fixed Income Portfolio, collectively ("the Funds"), for the year ended October 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of ARK Social Issues Small-Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio for shares of ARK Social Issues Intermediate Fixed Income Portfolio. Under generally accepted accounting principles, ARK Social Issues Intermediate Fixed Income Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended October 31, 2002, ARK Social Issues Small-Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio paid investment advisory fees computed at the annual rate of 0.80%, 0.70%, 0.70% and 0.60%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

     The Pro Forma net asset value per share assumes the issuance of 391,832 shares of the VISION Social Balanced Fund (accounting survivor) in exchange for 13,955 shares of the ARK Social Issues Small-Cap Equity Portfolio, 103,904 shares of the ARK Social Issues Blue Chip Equity Portfolio, 25,369 shares of the ARK Social Issues Capital Growth Portfolio and 294,145 shares of the ARK Social Issues Intermediate Fixed Income Portfolio which would have been issued at October 31, 2002, in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
April 30, 2002
in thousands




   VISION         ARK                                                              VISION       ARK
Intermediate  Intermediate                                                      Intermediate Intermediate
  Term Bond      Fixed    Pro Forma                                              Term Bond     Fixed    Pro Forma
                Income                                                                        Income
    Fund       Portfolio  Combined                                                  Fund     Portfolio  Combined
Asset-Backed Securities - 3.1%
      -          1,535      1,535      EQCC Home Equity Loan Trust, Series           -         1,569      1,569
                                       1999-1, Cl A3F, 5.915%, 11/20/2024
      -          1,239      1,239      Ford Credit Auto Owner Trust, Series          -         1,269      1,269
                                       2000-C, Cl A4, 7.24%, 2/15/2004
      -          1,000      1,000      Ford Credit Auto Owner Trust, Series          -         1,015      1,015
                                       2002-B, Cl A4, 4.75%, 8/15/2006
    1,573          -        1,573      Honda Auto Lease Trust 1999-A, Class A5,    1,598         -        1,598
                                       6.65%, 7/15/2005
      -           521        521       Residential Asset Securities, Series          -          524        524
                                       2000-KS2, Class AI2, 7.575%, 4/25/2021
      -           403        403       SLMA, 2.40%, 4/25/2007                        -          404        404
                                    (1)
      -           609        609       SLMA, 2.47%, 7/25/2006                        -          611        611
                                    (1)
      -          1,780      1,780      The Money Store Home Equity Trust,            -         1,849      1,849
                                       Series 1997-D, Class AF5, 6.555%,
                                       12/15/2038
                                       Total Asset-Backed Securities               1,598       7,241      8,839
                                       (identified cost $8,656)
Corporate Bonds - 31.5%
    1,000          -        1,000      Abbott Laboratories, Note, 5.625%,          1,029         -        1,029
                                       7/1/2006
      -           125        125       Alltel, 7.125%, 3/1/2003                      -          128        128
      -          1,095      1,095      Alltel, 7.50%, 3/1/2006                       -         1,148      1,148
    1,000          -        1,000      American Express Co., Note, 5.50%,          1,014         -        1,014
                                       9/12/2006
    2,000          -        2,000      American General Finance Corp., Note,       2,031         -        2,031
                                       5.875%, 7/14/2006
      -          2,000      2,000      Apache, 6.50%, 12/15/2007                     -         2,070      2,070
    2,000          -        2,000      Associates Corp. of North America, Sub.     2,112         -        2,112
                                       Deb., 6.875%, 11/15/2008
      -           962        962       Atlantic Richfield, 10.875%, 7/15/2005        -         1,152      1,152
    2,500          -        2,500      Bank of America Corp., Sub. Note, 7.80%,    2,745         -        2,745
                                       2/15/2010
      -           819        819       Bank of America, 6.875%, 6/1/2003             -          852        852
    1,000          -        1,000      Boeing Capital Corp., MTN, 6.35%,           1,039         -        1,039
                                       11/15/2007
      -          2,445      2,445      Canadian National Railway, 6.45%,             -         2,531      2,531
                                       7/15/2006
    1,000          -        1,000      Caterpillar Financial Services Corp.,       1,058         -        1,058
                                       Note, 7.59%, 12/10/2003
      -          1,285      1,285      CitiFinancial, 7.75%, 3/1/2005                -         1,406      1,406
      -          1,000      1,000      Citigroup, 6.50%, 1/18/2011                   -         1,023      1,023
    2,000          -        2,000      Citigroup, Inc., Note, 5.75%, 5/10/2006     2,049         -        2,049
      -          1,250      1,250      Columbus Southern Power, Municipal Bond       -         1,250      1,250
                                       Investors Assurance, 6.51%, 2/1/2008
      -          1,500      1,500      Consolidated Natural Gas, 6.85%,              -         1,528      1,528
                                       4/15/2011
    2,000          -        2,000      Countrywide Home Loans, Inc., Note,         1,991         -        1,991
                                       5.50%, 8/1/2006
      -          1,000      1,000      Credit Suisse First Boston, 6.50%,            -          990        990
                                       1/15/2012
    2,500          -        2,500      Credit Suisse First Boston, Inc., Note,     2,538         -        2,538
                                       5.875%, 8/1/2006
    1,000          -        1,000      Disney (Walt) Co., Note, 6.375%, 3/1/2012    982          -         982
      -          1,000      1,000      First Chicago, 7.625%, 1/15/2003              -         1,034      1,034
      -          1,000      1,000      First Union National Bank, 7.875%,            -         1,108      1,108
                                       2/15/2010
      -           970        970       First Union, 6.625%, 6/15/2004                -         1,018      1,018
      -          1,715      1,715      Firstar Bank N.A., 6.375%, 3/1/2004           -         1,792      1,792
    2,000          -        2,000      Ford Motor Co., Note, 7.45%, 7/16/2031      1,893         -        1,893
    2,000          -        2,000      Ford Motor Credit Co., Note, 7.375%,        2,018         -        2,018
                                       10/28/2009
      -          1,175      1,175      Ford Motor Credit, 8.00%, 6/15/2002           -         1,181      1,181
    1,000          -        1,000      Gannett Co., Inc., Note, 4.95%, 4/1/2005    1,011         -        1,011
    2,000          -        2,000      General Motors Acceptance Corp., Note,      2,061         -        2,061
                                       6.75%, 1/15/2006
      -          1,000      1,000      General Motors Acceptance, MTN, 7.00%,        -         1,008      1,008
                                       2/1/2012
      -          1,750      1,750      Goldman Sachs Group, 6.60%, 1/15/2012         -         1,739      1,739
      -          1,500      1,500      Heller Financial, 7.125%, 9/28/2004           -         1,605      1,605
    2,000          -        2,000      Hertz Corp., Note, 7.40%, 3/1/2001          1,925         -        1,925
    1,000          -        1,000      Hewlett-Packard Co., Unsecd. Note,          1,050         -        1,050
                                       7.15%, 6/15/2005
    2,500          -        2,500      Household Finance Corp., Sr. Note,          2,399         -        2,399
                                       5.875%, 2/1/2009
      -           500        500       Household Finance, 5.75%, 1/30/2007           -          493        493
      -          1,555      1,555      Household Finance, 6.50%, 11/15/2008          -         1,553      1,553
    1,000          -        1,000      Ingersoll-Rand Co., MTN, (Series B),        1,038         -        1,038
                                       6.51%, 12/1/2004
    1,000          -        1,000      International Lease Finance Corp., MTN,     1,017         -        1,017
                                       (Series M), 5.95%, 6/6/2005
    1,000          -        1,000      Kellogg Co., Note, (Series B), 6.00%,       1,028         -        1,028
                                       4/1/2006
      -          1,000      1,000      Lehman Brothers Holdings, 6.25%,              -         1,030      1,030
                                       5/15/2006
      -           550        550       Lehman Brothers Holdings, 6.50%,              -          558        558
                                       10/1/2002
      -          2,060      2,060      Merita Bank, 6.50%, 1/15/2006                 -         2,148      2,148
      -          1,500      1,500      Morgan Stanley Dean Witter, 6.75%,            -         1,515      1,515
                                       4/15/2011
    1,000          -        1,000      National Rural Utilities Cooperative        1,009         -        1,009
                                       Finance Corp., Collateral Trust, 6.00%,
                                       5/15/2006
    2,000          -        2,000      Phillips Petroleum Co., Note, 6.375%,       2,028         -        2,028
                                       3/30/2009
      -          1,000      1,000      Phillips Petroleum, 6.65%, 3/1/2003           -         1,028      1,028
      -          1,740      1,740      PNC Funding, 7.00%, 9/1/2004                  -         1,842      1,842
    1,000          -        1,000      PP&L Capital Funding, Inc., MTN, (Series    1,033         -        1,033
                                       C), 7.75%, 4/15/2005
      -          2,000      2,000      Rouse, 8.50%, 1/15/2003                       -         2,055      2,055
      -          1,500      1,500      SunTrust Banks, 7.375%, 7/1/2006              -         1,614      1,614
      -          1,355      1,355      SUSA Partnership, 7.125%, 11/1/2003           -         1,421      1,421
      -          2,025      2,025      Target, 6.35%, 1/15/2011                      -         2,067      2,067
                                    (2)
      -          1,225      1,225      Time Warner, 9.125%, 1/15/2013                -         1,345      1,345
    2,000          -        2,000      Time Warner, Inc., Deb., 7.57%, 2/1/2024    1,871         -        1,871
    1,000          -        1,000      Union Pacific Corp., Note, 5.75%,           1,005         -        1,005
                                       10/15/2007
      -          1,500      1,500      Verizon New England, 6.50%, 9/15/2011         -         1,450      1,450
      -          1,460      1,460      Wal-Mart Stores, 5.45%, 8/1/2006              -         1,490      1,490
      -          1,920      1,920      Wells Fargo, 7.125%, 8/15/2006                -         2,057      2,057
    2,000          -        2,000      Wyeth, Note, 6.70%, 3/15/2011               2,085         -        2,085
                                       Total Corporate Obligations (identified     43,059     48,229     91,288
                                       cost $90,240)
Government Agencies - 15.7%
Federal Home Loan Bank - 4.0%
    4,000        5,000      9,000      6.500%, 11/13/2009                          4,264       5,298      9,562
                                    (2)
      -          2,000      2,000      7.100%, 3/23/2005                             -         2,169      2,169
                                            Total                                  4,264       7,467     11,731
Federal Home Loan Mortgage Corporation - 5.3%
    3,000          -        3,000      5.000%, 5/15/2004                           3,089         -        3,089
    5,000          -        5,000      5.375%, 8/16/2006                           5,070         -        5,070
      -          3,000      3,000      5.875%, 3/21/2011                             -         2,985      2,985
      -          4,000      4,000      7.000%, 2/15/2003                             -         4,140      4,140
                                            Total                                  8,159       7,125     15,284
Federal National Mortgage Association - 5.9%
      -          1,270      1,270      3.750%, 9/20/2004                             -         1,269      1,269
      -          1,230      1,230      4.000%, 3/11/2005                             -         1,228      1,228
      -          1,500      1,500      5.500%, 5/2/2006                              -         1,531      1,531
    2,000          -        2,000      6.000%, 12/15/2005                          2,109         -        2,109
      -          3,260      3,260      6.000%, 5/15/2008                             -         3,395      3,395
                                    (2)
    3,000          -        3,000      6.625%, 11/15/2010                          3,211         -        3,211
    2,000          -        2,000      6.625%, 11/15/2030                          2,089         -        2,089
    2,000          -        2,000      7.000%, 7/15/2005                           2,168         -        2,168
                                            Total                                  9,577       7,423     17,000
   Private
   Export
Funding, Ser
  UU - 0.5%
      -          1,495      1,495      7.950%, 11/1/2006                             -         1,635      1,635
                                       Total U.S. Government Agencies              22,000     23,650     45,650
                                       (identified cost $44,859)
Mortgage Backed Securities - 28.0%
Federal Home Loan Mortgage Corporation - 7.1%
     33            -         33        5.500%, 4/1/2014                              33          -         33
    2,547          -        2,547      6.000%, 4/1/2016                            2,584         -        2,584
    5,628          -        5,628      6.000%, 7/1/2029                            5,597         -        5,597
      -          1,862      1,862      6.250%, 11/15/2022                            -         1,929      1,929
      -          1,692      1,692      6.500%, 7/1/2009                              -         1,764      1,764
    2,934          -        2,934      6.500%, 12/1/2021                           3,009         -        3,009
    5,396          -        5,396      7.500%, 9/1/2019                            5,730         -        5,730
                                            Total                                  16,953      3,693     20,646
Federal National Mortgage Association - 10.2%
    2,977          -        2,977      5.500%, 2/1/2009                            2,959         -        2,959
      -          1,234      1,234      6.000%, 4/1/2011                              -         1,271      1,271
      -           326        326       6.500%, 5/1/2008                              -          340        340
      -          1,055      1,055      6.500%, 10/1/2008                             -         1,101      1,101
      -           822        822       6.500%, 6/1/2013                              -          852        852
    3,045          -        3,045      6.500%, 11/1/2030                           3,083         -        3,083
    5,835          -        5,835      6.500%, 1/1/2031                            5,909         -        5,909
      -          1,169      1,169      6.500%, 3/1/2032                              -         1,184      1,184
      -           60         60        7.000%, 6/1/2003                              -          61         61
    1,296          -        1,296      7.000%, 12/1/2011                           1,360         -        1,360
    4,790          -        4,790      7.000%, 1/1/2031                            4,940         -        4,940
    4,916          -        4,916      7.000%, 3/1/2032                            5,069         -        5,069
      -          1,272      1,272      7.500%, 12/1/2029                             -         1,330      1,330
                                            Total                                  23,320      6,139     29,459
Federal National Mortgage Association, REMIC - 1.7%
      -           600        600       6.000%, 11/25/2028                            -          613        613
      -          1,590      1,590      6.250%, 7/25/2008                             -         1,652      1,652
      -          2,705      2,705      6.500%, 4/25/2023                             -         2,830      2,830
                                            Total                                    -         5,095      5,095
Government National Mortgage Association - 9.0%
    4,754          -        4,754      6.000%, 3/20/2031                           4,693         -        4,693
    4,643          -        4,643      6.500%, 7/15/2028                           4,741         -        4,741
    4,969          -        4,969      6.500%, 1/20/2029                           5,048         -        5,048
    3,211          -        3,211      7.000%, 7/20/2028                           3,315         -        3,315
    4,560          -        4,560      7.000%, 12/15/2028                          4,723         -        4,723
      -           715        715       7.000%, 2/15/2029                             -          740        740
    2,745          -        2,745      7.000%, 12/15/2030                          2,848         -        2,848
                                            Total                                  25,368       740      26,108
                                       Total Mortgage Backed Securities            65,641     15,667     81,308
                                       (identified cost $78,864)
U.S. Treasury Obligations - 19.2%
Treasury Inflation Index - 2.5%
      -          2,000      2,000      3.375%, 1/15/2012                             -         2,047      2,047
      -          5,000      5,000      3.500%, 1/15/2011                             -         5,269      5,269
                                            Total                                    -         7,316      7,316
U.S. Treasury Bonds - 4.5%
    4,500          -        4,500      7.250%, 5/15/2004                           4,854         -        4,854
    2,000          -        2,000      7.500%, 11/15/2016                          2,372         -        2,372
    1,500          -        1,500      8.125%, 8/15/2019                           1,898         -        1,898
    2,000          -        2,000      8.125%, 5/15/2021                           2,555         -        2,555
    1,000          -        1,000      10.625%, 8/15/2015                          1,481         -        1,481
                                            Total                                  13,160        -       13,160
U.S. Treasury Notes - 12.2%
      -          1,500      1,500      3.375%, 4/30/2004                             -         1,504      1,504
      -          1,605      1,605      3.500%, 11/15/2006                            -         1,545      1,545
                                    (2)
      -          3,440      3,440      4.625%, 5/15/2006                             -         3,486      3,486
                                    (2)
      -          2,200      2,200      4.750%, 11/15/2008                            -         2,193      2,193
      -          1,000      1,000      4.875%, 2/15/2012                             -          983        983
    2,500          -        2,500      5.500%, 5/31/2003                           2,584         -        2,584
      -          1,500      1,500      5.500%, 5/15/2009                             -         1,555      1,555
      -          3,665      3,665      5.625%, 5/15/2008                             -         3,835      3,835
    6,000          -        6,000      5.750%, 11/15/2005                          6,329         -        6,329
    1,000          -        1,000      6.000%, 8/15/2004                           1,057         -        1,057
      -          2,000      2,000      6.000%, 8/15/2009                             -         2,129      2,129
      -          1,120      1,120      6.125%, 8/15/2007                             -         1,199      1,199
      -          4,175      4,175      6.250%, 2/15/2007                             -         4,491      4,491
                                    (2)
      -          1,175      1,175      6.500%, 5/15/2005                             -         1,264      1,264
      -          1,000      1,000      6.625%, 5/15/2007                             -         1,093      1,093
                                            Total                                  9,970      25,277     35,247
                                       Total U.S. Treasury Obligations             23,130     32,593     55,723
                                       (identified cost $54,666)
Preferred Stock - 0.3%
      -           20         20        Simon Property Group (Identified cost         -          960        960
                                       $1,012)
Mutual Funds - 1.9%
      -           393        393       ARK Money Market Portfolio,                   -          393        393
                                    (3)Institutional Class
    5,191          -        5,191      Seven Seas Money Market Fund                5,191         -        5,191
                                       Total Mutual Funds (at net asset value)     5,191        393       5,584
                                       Total Investments (identified cost         160,619     128,733    289,352
                                    (4)$283,881)




(1) Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 4/30/02. The date shown is the stated maturity.

(2) This security or a partial position of this security is on loan at 4/30/02 (see note 6).

(3) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

(4) The cost of investments for federal tax purposes amounts to $284,193 (in thousands).

Note: The categories of investments are shown as a percentage of net assets ($290,181) in thousands, at April 30, 2002.

The following acronyms are used throughout this portfolio:

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

SLMA - Student Loan Marketing Association



 VISION Intermediate Term Bond Fund and ARK Intermediate Fixed Income Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
          October 31, 2002 (unaudited) (000, except per share amounts)


                                       VISION          ARK
                                     Intermediate   Intermediate
                                      Term            Fixed
                                        Bond          Income       Pro Forma       Proforma
                                        Fund         Portfolio     Adjustment      Combined


Assets:
Investments in securities, at           $157,702       $135,148             -         292,850
value
Cash                                           -              -             -               -
Income receivable                          1,695          1,640             -           3,335
Receivable for shares sold                    14              -             -              14
Receivable for Investments sold              853          5,164             -           6,017
Prepaid Expenses                               -              3             -               3
Deferred organizational costs                  -              -             -               -
Other Assets                                   -              1             -               1
     Total assets                        160,264        141,956             -         302,220
Liabilities:
Income distribution payable                  648            463             -           1,111
Payable for investments purchased          5,718         13,316             -          19,034
Payable for shares redeemed                    -              -             -               -
Accrued expenses                              29             91             -             120
     Total liabilities                     6,395         13,870             -          20,265
Net Assets                              $153,869       $128,086            $-        $281,955
Net Assets Consists of:
Paid in capital                         $165,735       $121,109            $-         286,844
Net unrealized appreciation
(depreciation)
  of investments                           6,540          7,284             -          13,824
Accumulated net realized gain
(loss) on
   investments                          (18,185)          (316)             -        (18,501)
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                      (221)              9             -           (212)
     Total Net Assets                   $153,869       $128,086            $-        $281,955
Class A Shares                          $153,869             $-            $-        $153,869
Institutional Shares                          $-       $128,086            $-        $128,086
Shares Outstanding:
Class A Shares                            15,816              -         (933) (a)      14,883
Institutional Shares                           -         12,387             -          12,387
Net Asset Value, Offering Price
and
   Redemption Proceeds Per Share
Net Asset Value Per Share
Class A Shares                             $9.73             $-             -          $10.34
Institutional Shares                          $-         $10.34             -          $10.34
Offering Price per Share *
Class A Shares                            $10.19             $-             -      $10.83
                                                 **                                        **
Institutional Shares                          $-         $10.34             -          $10.34
Redemption Proceeds Per Share *
Class A Shares                             $9.73             $-             -          $10.34
Institutional Shares                          $-         $10.34             -          $10.34
Investments, at identified cost         $151,162       $127,864            $-        $279,026


*  See "What Do Shares Cost?" in the Prospectus.
**  Computation of offering price per share 100/95.5 of net asset value.
(a) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)



                       VISION Intermediate Term Bond Fund
                     ARK Intermediate Fixed Income Portfolio
                  Pro Forma Combining Statements of Operations
               Six Months Ended October 31, 2002 (unaudited) (000)




                                        VISION           ARK
                                     Intermediate    Intermediate
                                      Term Bond      Fixed Income     Pro Forma      Pro Forma
                                         Fund         Portfolio       Adjustment      Combined
Investment Income:
Dividends                                      $-              $55            $-            $55
                                                                    *
Interest                                    4,393            3,391             -          7,784
                                     -------------  ---------------   -----------    -----------
     Total investment income                4,393            3,446                        7,839
Expenses:
Investment adviser fee                        551              394            42            987
                                                                                 (a)
Administrative personnel and                   68               68          (50)             86
services fee                                                                     (b)
Custodian fees                                  4               11           (8)              7
                                                                                 (c)
Transfer and dividend disbursing
agent
  fees and expenses                            36                3          (10)             29
                                                                                 (d)
Directors' fees                                 2                3           (3)              2
                                                                                 (e)
Auditing fees                                   4                -             -              4
Legal fees                                      1                -             -              1
Portfolio accounting fees                      35               25           (4)             56
                                                                                 (f)
Professional fees                               -                8           (8)              -
                                                                                 (g)
Distribution services fee - Class A             -                -           192            192
Shares                                                                           (h)
Shareholder services fees - Class A           197                -           (5)            192
Shares                                                                           (i)
Shareholder services fees -                     -               98            62            160
Institutional Class Shares                                                       (i)
Share registration costs                        7                3            21             31
                                                                                 (j)
Printing and postage                           11                5           (1)             15
                                                                                 (k)
Insurance premiums                              1                -             -              1
Miscellaneous                                   2                6           (6)              2
                                                                                 (l)
                                     -------------  ---------------   -----------    -----------
                                     -------------                    -----------    -----------
     Total expenses                           919              624           222          1,765
                                     -------------  ---------------   -----------    -----------
Waivers:
                                                                                     -----------
Waiver of investment adviser fee            (181)             (47)            73          (155)
                                                                                 (m)
Waiver of distribution services fee             -                -         (192)          (192)
-                                                                                (n)
Class A Shares
Waiver of shareholder services fee -        (118)                -          (74)          (192)
Class A Shares                                                                   (o)
Waiver of shareholder services fee              -             (26)           (6)           (32)
- Institutional Class Shares                                                     (o)
                                     -------------  ---------------   -----------
                                                                                     -----------
     Total waivers                          (299)             (73)         (199)          (571)
                                     -------------  ---------------   -----------    -----------
          Net expenses                        620              551            23          1,194
                                     -------------  ---------------   -----------    -----------
     Net investment income                 $3,773           $2,895         $(23)         $6,645
                                     -------------  ---------------   -----------    -----------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments              476            1,628             -          2,104
Net change in unrealized
appreciation (depreciation)
   on investments                           3,500            4,853             -          8,353
                                     -------------  ---------------   -----------    -----------
     Net realized and unrealized            3,976            6,481             -         10,457
gain on investments
                                     -------------  ---------------   -----------    -----------
          Change in net assets             $7,749           $9,376             -        $17,125
resulting from operations
                                     -------------  ---------------   -----------    -----------


* Includes income from securities lending program. See Note 6 to the Financial Statements for additional information.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)




                       VISION Intermediate Term Bond Fund
                     ARK Intermediate Fixed Income Portfolio
                      VISION Intermediate - Term Bond Fund
              Notes to Pro Forma Combining Statements of Operations
                            Year Ended April 30, 2002



(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.70% of the VISION Intermediate - Term Bond Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

(f) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(g)  Adjustment  to  reflect  the   Professional   fee  reductions  of  the  ARK
     Intermediate Fixed Income Portfolio due to combining two portfolios into one.

(h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp. ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The adjustment is to reflect the 12b-1 fee of 0.25% due to combining two portfolios into one.

(i) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

(j) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(k) Adjustment to reflect Printing and postage costs due to the combining of two portfolios into one.

(l) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(m) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(n)  Adjustment to reflect adjustment of waiver of distribution (12b-1) fees.

(o) Adjustment to reflect applicable waiver of shareholder services fee for Institutional I Shares and Class A Shares.

(p) Adjustment to reflect the reduction of fees reimbursed by the adviser, which is no longer applicable.



                          ARK Intermediate Fixed Income Portfolio
                             VISION Intermediate Term Bond Fund
                          Notes to Pro Forma Financial Statements
                                       April 30, 2002


Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Intermediate - Term Bond Fund (accounting survivor) for ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund. Under generally accepted accounting principles, ARK Intermediate Fixed Income Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the year ended April 30, 2002, ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund paid investment advisory fees computed at the annual rate of 0.60% and 0.70%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 16,257 Class A Shares of the VISION Intermediate - Term Bond Fund (accounting survivor) in exchange for 16,821 Class A Shares of the VISION Intermediate Term Bond Fund which would have been issued at April 30, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 13,235 Institutional I Shares of the VISION Intermediate - Term Bond Fund (accounting survivor) in exchange for 13,235 Institutional Shares of the ARK Intermediate Fixed Income Portfolio which would have been issued at April 30, 2002 in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments

October 31, 2002 (unaudited)
in thousands




    VISION          ARK                                                            VISION    ARK
 Intermediate   Intermediate                                                    Intermediate Intermediate
   Term Bond       Fixed        Pro                                              Term Bond   Fixed      Pro Forma
                  Income        Forma                                                        Income
     Fund        Portfolio      Combined                                            Fund     Portfolio   Combined
Asset-Backed Securities - 3.1%
     2,000           -           2,000   GMAC Mortgage Corp., Loan Trust           2,169         -        2,169
                                         2002-HE2, Class A4, 6.00%, 6/25/2027
       -           1,006         1,006   EQCC Home Equity Loan Trust, Series         -         1,029      1,029
                                         1999-1, Class A3F, 5.915%, 11/20/2024
       -           1,000         1,000   Ford Credit Auto Owner Trust, Series        -         1,055      1,055
                                         2002-B, Class A4, 4.75%, 8/15/2006
       -           1,000         1,000   Household Automotive Trust, Series          -         1,013      1,013
                                         2002-2 Class A3, 2.850%, 3/19/2007
       -           1,250         1,250   Residential Asset Securities, Series        -         1,266      1,266
                                         2002-KS6, Class AI3, 3.580%, 12/25/2026
       -            172     (1)   172    SLMA Series 1997-4 , Class A1, 2.328%,      -          173        173
                                         7/25/2006
       -            151     (1)   151    SLMA Series 1998-2 , Class A1, 2.258%,      -          151        151
                                         4/25/2007
       -           1,780         1,780   The Money Store Home Equity Trust,          -         1,838      1,838
                                         Series 1997-D, Class AF5, 6.555%,
                                         12/15/2038
                                         Total Asset-Backed Securities             2,169       6,525      8,694
                                         (identified cost $8405)
Corporate Bonds - 27.7%
     1,000           -           1,000   Allstate Corp. Deb 7.50%, 6/15/2013       1,158         -        1,158
       -            125           125    Alltel, 7.125%, 3/1/2003                    -          127        127
     2,000           -           2,000   American General Finance Corp., MTN,      2,115         -        2,115
                                         5.875%, 7/14/2006
       -           2,000         2,000   Apache, 6.50%, 12/15/2007                   -         2,263      2,263
     2,000           -           2,000   Associates Corp. of North America,        2,210         -        2,210
                                         Sub. Deb., 6.875%, 11/15/2008
       -            962           962    Atlantic Richfield, 10.875%, 7/15/2005      -         1,170      1,170
       -           1,000         1,000   Bank One 7.600%, 5/1/2007                   -         1,167      1,167
     1,500          965          2,465   Bank of America Corp., Sub. Note,         1,771       1,136      2,907
                                         7.80%, 2/15/2010
       -            500           500    Bank of America, 6.625%, 10/15/2007         -          567        567
     1,000           -           1,000   Boeing Capital Corp., MTN, 6.35%,         1,060         -        1,060
                                         11/15/2007
       -           1,000         1,000   Bank of New York 5.200%, 7/1/2007           -         1,070      1,070
       -           2,445    (1)  2,445   Canadian National Railway, 6.45%,           -         2,686      2,686
                                         7/15/2006
       -            990           990    ChevronTexaco Capital 3.500%, 9/17/2007     -         1,001      1,001
     1,000           -           1,000   Caterpillar Financial Services Corp.,     1,056         -        1,056
                                         Note, 7.59%, 12/10/2003
       -           1,285         1,285   CitiFinancial, 7.75%, 3/1/2005              -         1,423      1,423
     2,000           -           2,000   Citigroup, Inc., Note, 5.75%, 5/10/2006   2,135         -        2,135
     1,000           -           1,000   Coca-Cola Enterprises, Inc. Deb.,         1,075         -        1,075
                                         6.75% 9/15/2028
       -           1,000         1,000   ConAgra Foods 7.500%, 9/15/2005             -         1,119      1,119
     1,000           -           1,000   ConocoPhillips, Note, 6.375%, 3/30/2009   1,106         -        1,106
     2,000           -           2,000   Countrywide Home Loans, Inc., Note,       2,077         -        2,077
                                         5.50%, 8/1/2006
       -           1,250         1,250   Columbus Southern Power MBIA 6.510%,        -         1,389      1,389
                                         2/1/2008
       -           1,500         1,500   Consolidated Natural Gas 6.850%,            -         1,614      1,614
                                         4/15/2011
     1,000           -           1,000   Disney (Walt) Co., Note, 6.375%,          1,072         -        1,072
                                         3/1/2012
       -           1,000         1,000   Devon Financing 6.875%, 9/30/2011           -         1,110      1,110
     1,000           -           1,000   First Data Corp., MTN, 6.375%,            1,123         -        1,123
                                         12/15/2007
       -           1,000         1,000   First Union National Bank, 7.875%,          -         1,192      1,192
                                         2/15/2010
     1,000           -           1,000   Gannett Co., Inc., Note, 4.95%,           1,063         -        1,063
                                         4/1/2005
       -           1,745         1,745   General Electric Capital Corp., MTN         -         1,759      1,759
                                         Series A 4.625%, 9/15/2009
     1,000           -           1,000   General Electric Capital Corp., MTN       1,055         -        1,055
                                         6.75%, 3/15/2032
       -           1,000    (2)  1,000   General Motors Acceptance, 7.00%,           -          922        922
                                         2/1/2012
       -           1,000         1,000   Goldman Sachs Group, 5.700%, 9/1/2012       -         1,023      1,023
     1,000           -           1,000   Honeywell International, Inc., Note,      1,140         -        1,140
                                         7.50%, 3/1/2010
     1,000           -           1,000   Ingersoll-Rand Co., MTN, (Series B),      1,073         -        1,073
                                         6.51%, 12/1/2004
     1,200           -           1,200   International Business Machines Corp.,    1,447         -        1,447
                                         Deb., 7.50%, 6/15/2013
       -           1,000         1,000   John Deere Capital 4.500%, 8/22/2007        -         1,029      1,029
     1,000           -           1,000   Kraft Foods, Inc., Note, 6.25%,           1,111         -        1,111
                                         6/1/2012
       -            670           670    Lehman Brothers Holdings, 6.25%,            -          721        721
                                         5/15/2006
       -           1,500         1,500   Mellon Funding 4.875%, 6/15/2007            -         1,580      1,580
       -           2,060         2,060   Merita Bank, 6.50%, 1/15/2006               -         2,250      2,250
       -            500           500    Morgan Stanley 5.800%, 4/1/2007             -          536        536
       -           1,500         1,500   Morgan Stanley, 6.75%, 4/15/2011            -         1,636      1,636
     1,000           -           1,000   National City Corp., Sub. Note,           1,067         -        1,067
                                         6.875%, 5/15/2019
     1,000           -           1,000   National Rural Utilities Cooperative      1,065         -        1,065
                                         Finance Corp., Collateral Trust Bond,
                                         6.000%, 5/15/2006
     1,000           -           1,000   New York Telephone Co., Deb., 6.00%,      1,028         -        1,028
                                         4/15/2008
     1,000           -           1,000   Occidental Petroleum Corp., Sr. Note      1,159         -        1,159
                                         7.375%, 11/15/2008
     1,000           -           1,000   PP&L Capital Funding, Inc., MTN,          1,053         -        1,053
                                         (Series C), 7.75%, 4/15/2005
       -            400           400    Safeway 3.800% ,8/15/2005                   -          406        406
       -           1,000         1,000   Safeway 7.00%, 9/15/2007                    -         1,123      1,123
     1,500           -           1,500   SLM Corporation, Note 5.625%, 4/10/2007   1,639         -        1,639
       -           1,500         1,500   Sun Trust Banks 7.375%, 7/1/2006            -         1,699      1,699
       -           2,025         2,025   Target, 6.350%, 1/15/2011                   -         2,205      2,205
     1,000           -           1,000   Target, 7.50%, 8/15/2010                  1,168         -        1,168
     1,000           -           1,000   U.S. Bank N.A., 6.300%, 7/15/2008         1,123         -        1,123
     1,000           -           1,000   Union Pacific Corp., Note, 5.75%,         1,082         -        1,082
                                         10/15/2007
       -            970           970    Wachovia 6.625%, 6/15/2004                  -         1,032      1,032
       -           1,460         1,460   Wal-Mart Stores, 5.45%, 8/1/2006            -         1,592      1,592
     1,000           -           1,000   Washington Mutual, Inc., Note 7.50%,      1,124         -        1,124
                                         8/15/2006
       -           1,920         1,920   Wells Fargo, 7.125%, 8/15/2006              -         2,170      2,170
     1,000           -           1,000   Wyeth, Note, 6.70%, 3/15/2011             1,091         -        1,091
                                         Total Corporate Bonds (identified cost    37,446     40,717      78,163
                                         $74,023)
Government Agencies - 20.1%
Federal Farm Credit Bank - 0.4%
     1,000           -           1,000   2.500%, 11-15/2005                         999          -         999
Federal Home Loan Bank - 5.1%
       -           2,500         2,500   3.250%, 8/15/2005                           -         2,555      2,555
     1,500                       1,500   3.750%, 8/15/2007                         1,536         -        1,536
     4,000         5,000    (2)  9,000   6.500%, 11/13/2009                        4,614       5,753      10,367
                                              Total                                6,150       8,308      14,458
Federal Home Loan Mortgage Corporation - 4.5%
       -           2,000         2,000   4.000%, 10/29/2007                          -         2,046      2,046
       -           1,000         1,000   5.125%, 7/15/2012                           -         1,045      1,045
     2,500           -           2,500   5.125%, 8/20/2012                         2,509         -        2,509
     2,000           -           2,000   5.375%, 8/16/2006                         2,102         -        2,102
       -           2,500         2,500   5.875%, 3/21/2011                           -         2,703      2,703
     2,000           -           2,000   6.750%, 3/15/2031                         2,301         -        2,301
                                              Total                                6,912       5,794      12,706
Federal National Mortgage Association - 8.9%
     2,000           -           2,000   4.100%, 2/15/2005                         2,011         -        2,011
       -           4,000    (2)  4,000   4.250%, 7/15/2007                           -         4,189      4,189
     1,000           -           1,000   4.750%, 1/2/2007                          1,051         -        1,051
     3,000           -           3,000   4.750%, 6/18/2007                         3,105         -        3,105
     2,000           -           2,000   4.900%, 6/13/2007                         2,137         -        2,137
     2,000           -           2,000   5.2550%, 3/22/2007                        2,079         -        2,079
       -           1,500         1,500   5.500%, 5/2/06                              -         1,641      1,641
     3,000           -           3,000   5.625%, 2/28/2012                         3,122         -        3,122
     2,000           -           2,000   6.000%, 12/15/2005                        2,208         -        2,208
       -           3,260         3,260   6.000%, 5/15/2008                           -         3,666      3,666
                                              Total                                15,713      9,496      25,209
Student Loan Marketing Association - 0.6%
     1,500           -           1,500   5.250%, 3/15/2006                         1,624         -        1,624
Private Export Funding, Ser UU - 0.6%

       -           1,495         1,495   7.950%, 11/1/2006                           -         1,669      1,669
                                         Total U.S. Government Agencies            31,398     25,267      56,665
                                         (identified cost $53,740)
Mortgage Backed Securities - 28.0%
Federal Home Loan Mortgage Corporation - 8.0%
       -           1,000         1,000   4.105%, 10/27/2031                          -         1,010      1,010
     3,984           -           3,984   5.000%, 10/1/2017                         4,059         -        4,059
      30             -             30    5.500%, 4/1/2014                            31          -          31
     2,074           -           2,074   6.000%, 4/1/2016                          2,163         -        2,163
     4,950           -           4,950   6.000%, 7/1/2029                          5,109         -        5,109
       -           1,521         1,521   6.250%, 11/15/2022                          -         1,602      1,602
     2,633           -           2,633   6.500%, 12/1/2021                         2,744         -        2,744
       -           1,398         1,398   6.500%, 7/1/2009                            -         1,467      1,467
     4,196           -           4,196   7.500%, 9/1/2019                          4,450         -        4,450
                                              Total                                18,556      4,079      22,635
Federal National Mortgage Association - 11.8
     2,770           -           2,770   5.000%, 2/1/2009                          2,853         -        2,853
     4,668           -           4,668   5.500%, 7/1/2009                          4,851         -        4,851
       -           5,000         5,000   5.500%, 11/1/2017                           -         5,163      5,163
     3,989           -           3,989   6.000%, 10/1/2032                         4,101         -        4,101
     3,000           -           3,000   6.000%, 12/1/2032                         3,084         -        3,084
     2,264           -           2,264   6.500%, 11/1/2030                         2,346         -        2,346
     1,054           -           1,054   7.000%, 12/1/2011                         1,124         -        1,124
     4,179           -           4,179   7.000%, 3/1/2032                          4,369         -        4,369
       -            999           999    7.500%, 12/1/2029                           -         1,056      1,056
       -            25             25    7.000%, 6/1/2003                            -          25          25
       -            272           272    6.500%, 5/1/2008                            -          288        288
       -            874           874    6.500%, 10/1/2008                           -          924        924
       -            693           693    6.500%, 6/1/2013                            -          730        730
       -           1,087         1,087   6.500%, 3/1/2032                            -         1,127      1,127
       -           1,044         1,044   6.000%, 4/1/2011                            -         1,097      1,097
                                              Total                                22,728     10,410      33,138
Federal National Mortgage Association, REMIC - 1.7%
       -            318           318    6.000%, 11/25/2028                          -          318        318
       -           1,453         1,453   6.250%, 7/25/2008                           -         1,541      1,541
       -           2,705         2,705   6.500%, 4/25/2023                           -         2,969      2,969
                                              Total                                  -         4,828      4,828
Government National Mortgage Association - 6.5%
     4,274           -           4,274   6.000%, 3/20/2031                         4,414         -        4,414
     3,949           -           3,949   6.500%, 7/15/2028                         4,138         -        4,138
     3,996           -           3,996   6.500%, 1/20/2029                         4,169         -        4,169
     2,513           -           2,513   7.000%, 7/20/2028                         2,645         -        2,645
     2,171           -           2,171   7.000%, 12/15/2030                        2,291         -        2,291
       -            513           513    7.000%, 2/15/2029                           -          539        539
                                              Total                                17,657       539       18,196
                                         Total Mortgage Backed Securities          58,941     19,856      78,797
                                         (identified cost $75,575)
U.S. Treasury Obligations - 21.3%
Treasury Inflation Index - 3.9%
       -           2,000         2,000   3.000%, 7/15/2012                           -         2,113      2,113
       -           7,000         7,000   3.500%, 1/15/2011                           -         7,898      7,898
       -           1,000         1,000   3.375%, 1/15/2012                           -         1,100      1,100
                                              Total                                  -        11,111      11,111
U.S. Treasury Bonds - 3.9%
       -           2,160    (2)  2,160   4.375%, 5/15/2007                           -         2,315      2,315
       -           1,000         1,000   5.375%, 2/15/2031                           -         1,055      1,055
     2,000           -           2,000   7.500%, 11/15/2016                        2,580         -        2,580
     1,500           -           1,500   8.125%, 8/15/2019                         2,053         -        2,053
     1,000           -           1,000   8.125%, 5/15/2021                         1,379         -        1,379
     1,000           -           1,000   10.625%, 8/15/2015                        1,600         -        1,600
                                              Total                                7,612       3,370      10,982
U.S. Treasury Notes - 13.5%
       -           3,780         3,780   3.250%, 8/15/2007                           -         3,867      3,867
       -           1,055         1,055   3.500%, 11/15/2006                          -         1,094      1,094
       -           3,000         3,000   4.000%, 11/15/2012                          -         3,014      3,014
       -           1,965    (2)  1,965   4.375%. 8/15/2012                           -         2,040      2,040
       -            690           690    4.625%, 5/15/2006                           -          743        743
       -           3,755         3,755   4.750%, 11/15/2008                          -         4,079      4,079
     2,000         1,500         3,500   5.500%, 5/15/2009                         2,257       1,691      3,948
     5,000           -           5,000   5.625%, 5/15/2008                         5,659         -        5,659
       -           3,665    (2)  3,665   5.625%, 5/15/2008                           -         4,148      4,148
     2,000           -           2,000   5.750%, 11/15/2005                        2,212         -        2,212
     3,000         2,000         5,000   6.000%, 8/15/2009                         3,463       2,312      5,775
       -           1,120         1,120   6.125%, 8/15/2007                           -         1,288      1,288
       -            175           175    6.625%, 5/15/2007                           -          205        205
                                              Total                                13,591     24,481      38,072
                                         Total U.S. Treasury Obligations           21,203     38,962      60,165
                                         (identified cost $56,915)
Preferred Stock - 0.4%
       -            20             20    Simon Property Group (identified cost       -         1,010      1,010
                                         $1,012)
Mutual Funds - 3.3%
     6,545           -           6,545   Seven Seas Money Market Fund              6,545         -        6,545
       -           2,811    (3)  2,811   ARK Money Market Portfolio,                 -         2,811      2,811
                                         Institutional Class
                                         Total Mutual Funds (at net asset value)   6,545       2,811      9,356
                            (5)          Total Investments (identified cost       157,702     135,148    292,850
                                         $279,026)


(1) Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

(2) This security or a partial position of this security is on loan at 10/31/02 (see note 6).

(3) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

(4)  When Issued Security, total cost $5,150 (in thousands)

(5) The cost of investments for federal tax purposes amounts to $279,026 (in thousands).

Note: The categories of investments are shown as a percentage of net assets ($281,955) in thousands, at October 31, 2002.

The following acronyms are used throughout this portfolio:
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
SLMA - Student Loan Marketing Association


 VISION Intermediate Term Bond Fund and ARK Intermediate Fixed Income Portfolio
            Pro Forma Combining Statements of Assets and Liabilities
          October 31, 2002 (unaudited) (000, except per share amounts)



                                       VISION        ARK
                                     Intermediate    Intermediate
                                        Term         Fixed
                                        Bond         Income        Pro Forma       Proforma
                                        Fund         Portfolio     Adjustment      Combined
Assets:
Investments in securities, at           $157,702       $135,148             -         292,850
value
Cash                                           -              -             -               -
Income receivable                          1,695          1,640             -           3,335
Receivable for shares sold                    14              -             -              14
Receivable for Investments sold              853          5,164             -           6,017
Prepaid Expenses                               -              3             -               3
Deferred organizational costs                  -              -             -               -
Other Assets                                   -              1             -               1
     Total assets                        160,264        141,956             -         302,220
Liabilities:
Income distribution payable                  648            463             -           1,111
Payable for investments purchased          5,718         13,316             -          19,034
Payable for shares redeemed                    -              -             -               -
Accrued expenses                              29             91             -             120
     Total liabilities                     6,395         13,870             -          20,265
Net Assets                              $153,869       $128,086            $-        $281,955
Net Assets Consists of:
Paid in capital                         $165,735       $121,109            $-         286,844
Net unrealized appreciation
(depreciation)
  of investments                           6,540          7,284             -          13,824
Accumulated net realized gain
(loss) on
   investments                          (18,185)          (316)             -        (18,501)
Accumulated undistributed net
investment
   income/ (Distributions in
excess of net
   investment income)                      (221)              9             -           (212)
     Total Net Assets                   $153,869       $128,086            $-        $281,955
Class A Shares                          $153,869             $-            $-        $153,869
Institutional Shares                          $-       $128,086            $-        $128,086
Shares Outstanding:
Class A Shares                            15,816              -         (933) (a)      14,883
Institutional Shares                           -         12,387             -          12,387
Net Asset Value, Offering Price
and
   Redemption Proceeds Per Share
Net Asset Value Per Share
Class A Shares                             $9.73             $-             -          $10.34
Institutional Shares                          $-         $10.34             -          $10.34
Offering Price per Share *
Class A Shares                            $10.19             $-             -      $10.83
                                                 **                                        **
Institutional Shares                          $-         $10.34             -          $10.34
Redemption Proceeds Per Share *
Class A Shares                             $9.73             $-             -          $10.34
Institutional Shares                          $-         $10.34             -          $10.34
Investments, at identified cost         $151,162       $127,864            $-        $279,026


*  See "What Do Shares Cost?" in the Prospectus.
**  Computation of offering price per share 100/95.5 of net asset value.
(a) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)



                       VISION Intermediate Term Bond Fund
                     ARK Intermediate Fixed Income Portfolio
                  Pro Forma Combining Statements of Operations
               Six Months Ended October 31, 2002 (unaudited) (000)




                                        VISION           ARK
                                     Intermediate    Intermediate
                                      Term Bond      Fixed Income     Pro Forma      Pro Forma
                                         Fund         Portfolio       Adjustment      Combined


Investment Income:
Dividends                                      $-              $55            $-            $55
                                                                    *
Interest                                    4,393            3,391             -          7,784
                                     -------------  ---------------   -----------    -----------
     Total investment income                4,393            3,446                        7,839
Expenses:
Investment adviser fee                        551              394            42            987
                                                                                 (a)
Administrative personnel and                   68               68          (50)             86
services fee                                                                     (b)
Custodian fees                                  4               11           (8)              7
                                                                                 (c)
Transfer and dividend disbursing
agent
  fees and expenses                            36                3          (10)             29
                                                                                 (d)
Directors' fees                                 2                3           (3)              2
                                                                                 (e)
Auditing fees                                   4                -             -              4
Legal fees                                      1                -             -              1
Portfolio accounting fees                      35               25           (4)             56
                                                                                 (f)
Professional fees                               -                8           (8)              -
                                                                                 (g)
Distribution services fee - Class A             -                -           192            192
Shares                                                                           (h)
Shareholder services fees - Class A           197                -           (5)            192
Shares                                                                           (i)
Shareholder services fees -                     -               98            62            160
Institutional Class Shares                                                       (i)
Share registration costs                        7                3            21             31
                                                                                 (j)
Printing and postage                           11                5           (1)             15
                                                                                 (k)
Insurance premiums                              1                -             -              1
Miscellaneous                                   2                6           (6)              2
                                                                                 (l)
                                     -------------  ---------------   -----------    -----------
                                     -------------                    -----------    -----------
     Total expenses                           919              624           222          1,765
                                     -------------  ---------------   -----------    -----------
Waivers:
                                                                                     -----------
Waiver of investment adviser fee            (181)             (47)            73          (155)
                                                                                 (m)
Waiver of distribution services fee             -                -         (192)          (192)
-                                                                                (n)
Class A Shares
Waiver of shareholder services fee -        (118)                -          (74)          (192)
Class A Shares                                                                   (o)
Waiver of shareholder services fee              -             (26)           (6)           (32)
- Institutional Class Shares                                                     (o)
                                     -------------  ---------------   -----------
                                                                                     -----------
     Total waivers                          (299)             (73)         (199)          (571)
                                     -------------  ---------------   -----------    -----------
          Net expenses                        620              551            23          1,194
                                     -------------  ---------------   -----------    -----------
     Net investment income                 $3,773           $2,895         $(23)         $6,645
                                     -------------  ---------------   -----------    -----------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments              476            1,628             -          2,104
Net change in unrealized
appreciation (depreciation)
   on investments                           3,500            4,853             -          8,353
                                     -------------  ---------------   -----------    -----------
     Net realized and unrealized            3,976            6,481             -         10,457
gain on investments
                                     -------------  ---------------   -----------    -----------
                                                                      -----------
          Change in net assets             $7,749           $9,376             -        $17,125
resulting from operations
                                     -------------  ---------------   -----------    -----------


* Includes income from securities lending program. See Note 6 to the Financial Statements for additional information.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)




                       VISION Intermediate Term Bond Fund
                     ARK Intermediate Fixed Income Portfolio
                      VISION Intermediate - Term Bond Fund
              Notes to Pro Forma Combining Statements of Operations
                        Six Months Ended October 31, 2002



(a) M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser") receives for its services an annual investment advisory fee equal to 0.70% of the VISION Intermediate - Term Bond Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(b) Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Vision Group of Funds (the "Trust") and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The fee paid to FServ and M&T Securities is based on the level of average aggregate daily net assets of the Trust. FServ and M&T Securities may voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at its sole discretion.

(c) Adjustment to reflect the custodian fees reductions due to the combining of two portfolios into one.

(d) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund on the level of average aggregate net assets of the Trust for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the Director's fee reductions due to the combining of two portfolios into one.

(f) State Street Bank ("SSB") provides the Funds with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Trust for the period. The reduction is due to the combining of two portfolios into one.

(g)  Adjustment  to  reflect  the   Professional   fee  reductions  of  the  ARK
     Intermediate Fixed Income Portfolio due to combining two portfolios into one.

(h) The VISION Funds have adopted a Rule 12b-1 Plan for Class A Shares under the 1940 Act, which allows it to pay up to 0.25% of the Fund's average daily net assets in marketing fees to Federated Securities Corp. ("FSC") (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers for the sale and distribution of the VISION Fund Shares. Because these fees are paid out of a Fund's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The adjustment is to reflect the 12b-1 fee of 0.25% due to combining two portfolios into one.

(i) The VISION Funds have adopted a shareholder services plan on behalf on each class of shares, which is administered by Federated Administrative Services. M&T Securities, Inc. acts as a shareholder servicing agent for the VISION Funds, providing shareholder assistance, communicating and facilitating purchases and redemptions of shares, and distributing prospectuses and other information. The maximum shareholder services fee payable is 0.25% of average daily net assets. Adjustment to reflect the shareholder services accrual of 0.25% for both classes due to combining two portfolios into one.

(j) Adjustment to reflect the Share registration costs due to the combining of two portfolios into one.

(k) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(l) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(m) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net assets of funds.

(n)  Adjustment to reflect adjustment of waiver of distribution (12b-1) fees.

(o) Adjustment to reflect applicable waiver of shareholder services fee for Class A and Institutional I Shares.




                     ARK Intermediate Fixed Income Portfolio
                       VISION Intermediate Term Bond Fund
                     Notes to Pro Forma Financial Statements
                                October 31, 2002


Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund, collectively ("the Funds"), for the year ended April 30, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2002.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of VISION Intermediate - Term Bond Fund (accounting survivor) for ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund. Under generally accepted accounting principles, ARK Intermediate Fixed Income Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the six months ended October 31, 2002, ARK Intermediate Fixed Income Portfolio and VISION Intermediate Term Bond Fund paid investment advisory fees computed at the annual rate of 0.60% and 0.70%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest (in thousands)

     The Pro Forma net asset value per share assumes the issuance of 14,883 Class A Shares of the VISION Intermediate - Term Bond Fund (accounting survivor) in exchange for 15,816 Class A Shares of the VISION Intermediate Term Bond Fund which would have been issued at October 31, 2002 in connection with the proposed reorganization.

     The Pro Forma net asset value per share assumes the issuance of 12,387 Institutional I Shares of the VISION Intermediate - Term Bond Fund (accounting survivor) in exchange for 12,387 Institutional Shares of the ARK Intermediate Fixed Income Portfolio which would have been issued at October 31, 2002 in connection with the proposed reorganization.



       VISION GROUP OF FUNDS



       ADDRESSES



       Investment Adviser
       M&T Asset Management Department
       Manufacturers and Traders Trust Company
       One M&T Plaza
       Buffalo, NY 14203

       Distributor
       Federated Securities Corp.
       Federated Investors Tower
       1001 Liberty Avenue
       Pittsburgh, PA 15222-3779

       Co-Administrator
       M&T Securities, Inc.
       One M&T Plaza
       Buffalo, N Y 14203

       Co-Administrator
       Federated Services Company
       Federated Investors Tower
       1001 Liberty Avenue
       Pittsburgh, PA 15222-3779












                                           Part C

                                     OTHER INFORMATION

Item 15. Indemnification

     Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"). The Registrant's officers and Trustees are also entitled to purchase with Trust property coverage under an Errors & Omissions Policy pursuant to Section 7 of Article VII of the Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
     Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits





(1)         (a) Conformed copy of Agreement and Declaration of Trust of Vision Group of
            Funds, a Delaware Business Trust (reorganization of Registrant); (33)
            (b) Conformed copy of Amendment No. 1 to Agreement and Declaration of Trust of
            Vision Group of Funds; (36)
            (c) Conformed copy of Certificate of Trust of Vision Group of Funds, a Delaware
            Business Trust (reorganization of Registrant); (33)
(2)         (a) Copy of By-Laws of Vision Group of Funds, a Delaware Business Trust
            (reorganization of Registrant); (31)
            (b) Copy of Amendment #1 to the By-Laws of the Registrant; (37)
(3)         Not applicable.
(4)         Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Joint Proxy Statement/Prospectus.
(5)         The rights of security holders of the Registrant are defined in the following sections of the Registrant's Agreement and Declaration of Trust and By-Laws:
            (a)Agreement and Declaration of Trust. See Article III, "Shares," Section 6;
            Article V, "Shareholders' Voting Powers and Meetings," Section 1; and Article
            VI, "Net Asset Value, Distributions and Redemptions," Section 2.
            (b)By-Laws. See Article II, "Meetings of Shareholders," Section 6 and Section 9.
(6)         (a) Conformed copy of Investment Advisory Agreement of the Registrant (11 funds) dated November 1, 2000, including Exhibits A through K and Letter
            Agreement, dated October 24, 2000; (34)
            (b) Conformed Copies of Exhibits L, M and N to the Investment Advisory Contract
            of the Registrant; (37)
            (c) Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds) dated November 1, 2000, including Exhibit A; (34)
            (d) Conformed copy of Amendment to Investment Advisory Agreement of the
            Registrant (2 money market funds);(36)
            (e) Conformed copy of Investment Advisory Agreement of the Registrant (5 funds)
            dated November 1, 2000, and Exhibits A through D; (34)
            (f) Conformed copy of Amendment to Investment Advisory Agreement of the
            Registrant (5 funds); (36)
            (g) Conformed copy of Sub-Advisory Agreement for the Vision Mid Cap Stock Fund
            (Independence Investment Associates, Inc.), dated November 1, 2000; (34)
            (h) Conformed copy of Amendment to Sub-Advisory Agreement for the Vision Mid
            Cap Stock Fund; (36)
            (i) Conformed copy of Sub-Advisory Agreement for the Vision Large Cap Growth
            Fund (Montag & Caldwell, Inc.), dated January 31, 2001; (33)
            (j) Conformed copy of Amendment to Sub-Advisory Agreement for Vision Large Cap
            Growth Fund; (36)
            (k) Conformed copy of Sub-Advisory Agreement for the Vision New York Tax-Free
            Money Market Fund (Federated Investment Management Company), dated November 1,
            2000; (34)
            (l) Conformed copy of Amendment to Sub-Advisory Agreement for Vision New York
            Tax-Free Money Market Fund; (36)
            (m) Conformed copy of Sub-Advisory Agreement for the Vision Small Cap Stock
            Fund (Mazama Capital Management, Inc.), dated July 2, 2001; (34)
            (n) Conformed copy of Amendment to Sub-Advisory Agreement for Vision Small Cap
            Stock Fund; (35)
            (o) Conformed copy of Sub-Advisory Agreement for Vision Small Cap Stock Fund
            (LSV Asset Management), dated July 2, 2001 and Amendment; (35)
            (p)Conformed copy of Sub-Advisory Agreement for Vision International Equity
            Fund (UBS Global Asset Management), dated November 1, 2000 and Amendment; (36)
            (q)Conformed copy of Sub-Advisory Agreement for Vision Large Cap Growth Fund II
            (Montag & Caldwell, Inc.), dated March 1, 2002. (36)

(7)         (a) Conformed copy of Distributor's Contract of the Registrant, dated November
            1, 2000, including Exhibits A-E; (33)
            (b) Conformed copy of Exhibit F to the Distributor's  Contract of the
            Registrant; (35)
            (c) Conformed copy of Exhibit G to Distributor's Contact of the Registrant; (36)
            (d) Conformed copy of Exhibit H to Distributor's Contract of the Registrant;
            (36)
            (e) Conformed copy of Exhibit I to Distributor's Contract of the Registrant;
            (28)
            (f) Conformed copy of Agreement for Administrative Services of the Registrant,
            dated November 1, 2000; (34)
            (g) Copy of Exhibit 1 to Agreement for Administrative Services of the
            Registrant; (36)
            (h) Conformed copy of Amendment to Agreement for      Administrative Services
            of the Registrant; (36)
            (i) Conformed copy of Assignment of Agreement for Administrative Services of
            the Registrant; (36)
            (j) Form of Mutual Fund Sales and Services Agreement of the Registrant,
                including Exhibit; (36)
(8)         Not applicable;
(9)         (a)Conformed copy of Custodian Agreement of the Registrant, dated November 8,
            2000; (33)
            (b)Copy of Schedules A-D to the Custodian Agreement of the Registrant; (34)
(10)        (a)Conformed copy of Rule 12b-1 Plan Letter Agreement, dated October 24, 2000;
            (33)
            (b) Copy of Rule 12b-1 Agreement of the Registrant, including Exhibit A; (36)
            (c) Conformed copy of Rule 12b-1 Plan regarding Class A Shares and Class S
            Shares of the Registrant, including Exhibits A-C; (33)
            (d) Conformed copy of Exhibit D to the Rule 12b-1 Plan regarding Class A Shares and Class S Shares of the Registrant; (36)
            (e) Conformed copy of Exhibit E to the Rule 12b-1 Plan regarding Class A Shares and Class S Shares of the Registrant; (37)
            (f) Conformed copy of Rule 12b-1 Plan regarding Class B Shares of the
            Registrant, including Exhibit A; (33)
            (g) Conformed copy of Exhibit B to the Class B Shares Rule 12b-1 Plan of the
            Registrant; (36)
            (h)Copy of Dealer (Sales) Agreement; (7)
            (i)Conformed copy of Multiple Class Plan of the Registrant, dated May 23, 2001, including Exhibits A-D; (34)
            (j) Conformed copy of Exhibit E to the Multiple Class Plan of the Registrant;
            (35)
            (k) Conformed copy of Amended Exhibit C to the Multiple Class Plan of the
            Registrant; (36)
            (l)Conformed copy of Amended Exhibit D to the Multiple Class Plan of the
            Registrant; (36)
(11)        Form of Opinion and Consent of Counsel (Reed Smith LLP) as to the legality of the securities being registered  (+)
(12)        Form of Tax Opinion of Reed Smith LLP, supporting the tax matters and consequences to shareholders for the reorganization pursuant to Section
            368(a)(1)(C) of the Internal Revenue Code discussed in the Proxy
            Statement/Prospectus for the Reorganization  (+)
(13)        (a) Conformed copy of Recordkeeping Agreement of the Registrant, including
            Exhibits A-C; (23)
            (b) Conformed copy of Amendment #1 to Exhibit A to the Recordkeeping Agreement
            of the Registrant; (28)
            (c) Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping
            Agreement of the Registrant; (27)
            (d) Conformed copy of Agreement for Administrative Services and Transfer Agency
            Services of the Registrant, dated November 1, 2000; (32)
            (e) Copy of Exhibit 1 to Agreement for Administrative Services and Transfer
            Agency Services of the Registrant; (36)
            (f) Conformed copy of Amendment to Agreement for Administrative Services and
            Transfer Agency Services of the Registrant; (36)
            (g) Conformed copy of Financial Administration and Accounting Services
            Agreement between Registrant and State Street Bank and Trust Company, dated
            November 8, 2000. (33)
            (h) Conformed copy of Shareholder Services Agreement Letter Agreement, dated
            October 24, 2000; (33)
            (i)  Conformed copy of Shareholder Services Agreement of the Registrant, dated
            November 8, 2000; (34)
            (j) Conformed copy of Exhibit A to the Shareholder Services Agreement of the
            Registrant; (35)
            (k) Conformed copy of Assignment of Shareholder Services Agreement of the
            Registrant; (36)
            (l) Conformed copy of Shareholder Services Plan of the Registrant, dated
            November 1, 2000. (33)
            (m) Conformed copy of Exhibit A to the Shareholder Services Plan of the
            Registrant; (36)
            (n) Conformed copy of Participation Agreement of the Registrant, including
            Exhibits A-E; (36)
            (o) Conformed copy of Indemnification Agreement of the Registrant; (36)
(14)        (a) Conformed copy of Consent of Independent Auditors for VISION Group of
            Funds, Ernst & Young LLP; (to be filed by amendment)
            (b) Conformed copy of Consent of Independent Auditors for ARK Funds, KPMG LLP;
            (to be filed by amendment)
(15)        Not applicable;
(16)        (a) Conformed copy of Power of Attorney of the Registrant; (31)
            (b) Conformed copy of Power of Attorney of Trustee John S. Cramer; (33)
            (c)Conformed copy of Power of Attorney of Edward C. Gonzales; (36)
            (d)Conformed copy of Power of Attorney of Carl W. Jordan; (36)
            (e)Conformed copy of Power of Attorney of Charles L. Davis, Jr.; (37)
            (f)Conformed copy of Power of Attorney of Richard J. Thomas; (37)
(17)        (a) Form of ARK Funds Proxy. (+)
            (b) Form of VISION Funds Proxy. (+)


_________________________________________________

+     All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)

33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)

34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)

36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and 811-5514)

37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed April 21, 2003 (File Nos. 33-20673 and 811-5514)

Item 17.    Undertakings

     (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, Commonwealth of Pennsylvania, on the 16th day of May, 2003.


                              VISION GROUP OF FUNDS


                              By: /s/C. Grant Anderson
                                  C. Grant Anderson, Secretary
                                  Attorney in Fact for Edward C. Gonzales

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the dates indicated.

NAME:                         TITLE:                         DATE:


/s/ C. Grant Anderson         Attorney in Fact for        May 16, 2003
C. Grant Anderson             the Persons Listed
                              Below


Edward C. Gonzales*           Chairman


Charles L. Davis, Jr.*        Chief Executive
                              Officer
                              (Principal Executive
                              Officer)

Carl W. Jordan*               President

Richard J. Thomas*            Treasurer
                              (Principal Financial
                              Officer)

Randall I. Benderson*         Trustee


Joseph J. Castiglia*          Trustee


Daniel R. Gernatt, Jr.*       Trustee


George K. Hambleton, Jr.*     Trustee


Mark J. Czarnecki*            Trustee


John S. Cramer*               Trustee

* By Power of Attorney